As filed with the Securities and Exchange Commission on April 26, 2018
Commission File Nos. 333-118370
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 42	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 468	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Andrew J. Bowden, Esq., Senior Vice President, General Counsel and Secretary
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Alison Samborn, Esq., Senior Attorney, Legal Product Development
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 30, 2018 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Variable and Fixed Deferred Annuity contracts

PERSPECTIVE ADVISORS IISM
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY
(Contracts offered for sale before December 12, 2011)

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

The date of this prospectus is April 30, 2018. This prospectus states the information about the Separate Account, the Contract, and Jackson National Life Insurance Company of New York (“Jackson of NY®”) you should know before investing. This prospectus is a disclosure document and describes all of the Contract’s material features, benefits, rights, and obligations. The description of the Contract’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the Contract are changed after the date of this prospectus, in accordance with the Contract, those changes will be described in a supplemented prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. It is important that you also read the Contract and endorsements, which may reflect non-material variations. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the Separate Account can be found in the Statement of Additional Information (“SAI”) dated April 30, 2018 that is available upon request without charge. To obtain a copy, contact us at our:

Jackson of NY Service Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-599-5651
www.jackson.com

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse initial and any or all subsequent Premium payments. Some optional features, including certain living benefits and death benefits, contain withdrawal restrictions that, if exceeded, may have a significant negative impact on the value of the feature and may cause the feature to prematurely terminate. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges.

The SAI is incorporated by reference into this prospectus, and its table of contents appears on page 259. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (“SEC”) about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

Neither the SEC nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

The Contract makes available for allocation variable and fixed investment options. The variable options are Investment Divisions of the Separate Account, each of which invests in one of the following Funds – all class A shares:

JNL Series Trust

JNL/American Funds® Balanced Fund
JNL/American Funds Blue Chip Income and Growth Fund
JNL/American Funds Global Bond Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL/Vanguard Capital Growth Fund
JNL/Vanguard Equity Income Fund
JNL/Vanguard International Fund
JNL/Vanguard Small Company Growth Fund
JNL Aggressive Growth Allocation Fund
JNL Growth Allocation Fund
JNL Institutional Alt 25 Fund
JNL Institutional Alt 50 Fund
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Mid Cap Fund
JNL Multi-Manager Small Cap Growth Fund
JNL Multi-Manager Small Cap Value Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund
JNL/AQR Managed Futures Strategy Fund* *
JNL/BlackRock Global Allocation Fund
JNL/BlackRock Global Natural Resources Fund
JNL/BlackRock Large Cap Select Growth Fund
JNL/Brookfield Global Infrastructure and MLP Fund
JNL/Causeway International Value Select Fund
JNL/ClearBridge Large Cap Growth Fund
JNL/Crescent High Income Fund
JNL/DFA Growth Allocation Fund
JNL/DFA Moderate Growth Allocation Fund
JNL/DFA U.S. Core Equity Fund
JNL/DoubleLine® Core Fixed Income Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund
JNL/FPA + DoubleLine® Flexible Allocation Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Fund
JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Harris Oakmark Global Equity Fund
JNL/Invesco China-India Fund
JNL/Invesco Diversified Dividend Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco International Growth Fund
JNL/Invesco Mid Cap Value Fund
JNL/Invesco Small Cap Growth Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund*
JNL/Mellon Capital 10 x 10 Fund

JNL/Mellon Capital Bond Index Fund
JNL/Mellon Capital Consumer Staples Sector Fund
JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Industrials Sector Fund
JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Materials Sector Fund
JNL/Mellon Capital MSCI KLD 400 Social Index Fund
JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Mellon Capital Real Estate Sector Fund
JNL/Mellon Capital S&P 1500 Growth Index Fund
JNL/Mellon Capital S&P 1500 Value Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital Small Cap Index Fund
JNL/MFS Mid Cap Value Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PIMCO Income Fund
JNL/PIMCO Real Return Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Total Return Fund
JNL/PPM America Value Equity Fund
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Mid 3 Fund
JNL/S&P Total Yield Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund
JNL/Vanguard Global Bond Market Index Fund
JNL/Vanguard Growth Allocation Fund
JNL/Vanguard International Stock Market Index Fund
JNL/Vanguard Moderate Allocation Fund
JNL/Vanguard Moderate Growth Allocation Fund
JNL/Vanguard U.S. Stock Market Index Fund
JNL/WMC Balanced Fund
JNL/WMC Government Money Market Fund
JNL/WMC Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Consumer Discretionary Sector Fund

JNL/Mellon Capital DowSM Index Fund
JNL/Mellon Capital Energy Sector Fund
JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Information Technology Sector Fund
JNL/Mellon Capital JNL 5 Fund
JNL/Mellon Capital MSCI World Index Fund
JNL/Mellon Capital Nasdaq® 100 Index Fund
JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital Telecommunications Sector Fund*

Jackson Variable Series Trust

JNL Conservative Allocation Fund
JNL Moderate Allocation Fund
JNL/DoubleLine® Total Return Fund
JNL/FAMCO Flex Core Covered Call Fund
JNL/PIMCO Credit Income Fund
JNL/T. Rowe Price Capital Appreciation Fund
JNL/The Boston Company Equity Income Fund

The Funds are not the same mutual funds that you would buy directly from a retail mutual fund company or through your stockbroker. The summary prospectuses for the Funds are attached to this prospectus.

*Effective August 29, 2011, the Investment Divisions of the Separate Account investing in the JNL/Goldman Sachs Emerging Markets Debt Fund; JNL/Lazard Emerging Markets Fund; and JNL/Mellon Capital Global Alpha Fund (the JNL/AQR Managed Futures Strategy Fund effective April 27, 2015) stopped accepting any additional allocations or transfers. Effective September 15, 2014, the Investment Division investing in the JNL/Mellon Capital Telecommunications Sector Fund stopped accepting any additional allocations or transfers, but the Fund is available as an underlying Fund for a Fund of Funds. Please see “Investment Divisions” on page 18 for more information.

** The JNL/AQR Managed Futures Strategy Investment Division is NOT available to new investors and will NOT accept any allocations or transfers. Please see “Investment Divisions” on page 18 for more information.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”) Charge	49
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”) Charge	50
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge	51
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge	51
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge	52
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”) Charge	53
5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”) Charge	54
4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”) Charge	55
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge	56
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge	58
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge	59
Optional Death Benefit – Highest Anniversary Value Death Benefit Charge	60
Optional Death Benefit – LifeGuard Freedom DB Charge	60
Optional Death Benefit – LifeGuard Freedom 6 DB Charge	60
Optional Death Benefit – LifeGuard Freedom Flex DB Charge	61
Other Expenses	61
Premium Taxes	61
Income Taxes	61
DISTRIBUTION OF CONTRACTS	61
PURCHASES	63
Minimum Initial Premium	63
Minimum Additional Premiums	64
Maximum Premiums	64
Allocations of Premium	64
Optional Contract Enhancement	64
Accumulation Units	65
TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS	66
Restrictions on Transfers: Market Timing	66
TELEPHONE AND INTERNET TRANSACTIONS	67
The Basics	67
What You Can Do and How	67
What You Can Do and When	67
How to Cancel a Transaction	67
Our Procedures	67
ACCESS TO YOUR MONEY	68
Guaranteed Minimum Withdrawal Benefit Considerations	68
Guaranteed Minimum Withdrawal Benefit Important Special Considerations	69
7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”)	71
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”)	74
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”)	79
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”)	83

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”)	87
5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”)	90
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”)	94
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”)	101
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”)	107
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”)	113
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”)	120
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”)	126
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”)	134
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”)	144
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”)	154
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”)	163
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”)	172
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”)	184
5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”)	197
4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”)	203
Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and “LifeGuard Freedom Flex with Joint Option GMWB”)	209
LifeGuard Freedom Flex GMWB	211
LifeGuard Freedom Flex with Joint Option GMWB	222
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”)	233
Systematic Withdrawal Program	239
Suspension of Withdrawals or Transfers	239
INCOME PAYMENTS (THE INCOME PHASE)	240
Variable Income Payments	240
Income Options	241
FutureGuard Guaranteed Minimum Income Benefit	241
FutureGuard 6 Guaranteed Minimum Income Benefit	244
DEATH BENEFIT	246
Basic Death Benefit	247
Optional Death Benefits	247
Highest Anniversary Value Death Benefit	247
LifeGuard Freedom DB	248
LifeGuard Freedom 6 DB	249
LifeGuard Freedom Flex DB	251
Payout Options	252
Pre-Selected Payout Options	253
Special Spousal Continuation Option	253
Death of Owner On or After the Income Date	253

GLOSSARY

These terms are capitalized when used throughout this prospectus because they have special meaning. In reading this prospectus, please refer back to this glossary if you have any questions about these terms.

Accumulation Unit – a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

Annuitant – the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint Annuitants. Any reference to the Annuitant includes any joint Annuitant.

Annuity Unit – a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple Beneficiaries.

Business Day – each day that the New York Stock Exchange is open for business.

Completed Year – the succeeding twelve months from the date on which we receive a Premium payment. Completed Years specify the years from the date of receipt of the Premium and does not refer to Contract Years. If the Premium receipt date is on the Issue Date of the Contract then Completed Year 0-1 does not include the first Contract Anniversary. The first Contract Anniversary begins Completed Year 1-2 and each successive Completed Year begins with the Contract Anniversary of the preceding Contract Year and ends the day before the next Contract Anniversary.

If the Premium receipt date is other than the Issue Date or a subsequent Contract Anniversary, there is no correlation of the Contract Anniversary date and Completed Years. For example, if the Issue Date is January 15, 2019 and a Premium payment is received on February 28, 2019 then, although the first Contract Anniversary is January 15, 2020, Completed Year 0-1 for that Premium payment would begin on February 28, 2019 and end on February 27, 2020. Completed Year 1-2 for that Premium payment would begin on February 28, 2020 .

Contract – the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

Contract Anniversary – each one-year anniversary of the Contract's Issue Date.

Contract Enhancement – a credit that we will make to your Contract Value at the end of any Business Day in the first five Contract Years during which we receive a Premium payment. The Contract Enhancement endorsement available is the 2% Contract Enhancement endorsement. The actual Contract Enhancement percentage applied to the Premium payment varies, depending upon the Contract Year in which you make your payment.

Contract Month – the period of time between consecutive monthly anniversaries of the Issue Date.

Contract Monthly Anniversary – each one-month anniversary of the Contract's Issue Date.

Contract Quarter – the period of time between consecutive three-month anniversaries of the Contract's Issue Date.

Contract Quarterly Anniversary – each three-month anniversary of the Contract's Issue Date.

Contract Value – the sum of your allocations between the Contract's Investment Divisions and Fixed Account.

Contract Year – the succeeding twelve months from a Contract's Issue Date and every anniversary. The first Contract Year (Contract Year 0-1) starts on the Contract's Issue Date and extends to, but does not include, the first Contract Anniversary. Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.

For example, if the Issue Date is January 15, 2019, then the end of Contract Year 0-1 would be January 14, 2020, and January 15, 2020, which is the first Contract Anniversary, begins Contract Year 1-2.

Fixed Account – part of our General Account to which the Premium you allocate is guaranteed to earn a stated rate of return over the specified period.

Fund – a registered management investment company in which an Investment Division of the Separate Account invests.

General Account – the General Account includes all our assets, including any Contract Value you allocate to the Fixed Account, which are available to our creditors.

Good Order – when our administrative requirements, including all information, documentation and instructions deemed necessary by us, in our sole discretion, are met in order to issue a Contract or execute any requested transaction pursuant to the terms of the Contract.

Income Date – the date on which you begin receiving annuity payments that is at least 13 months from the Issue Date.

Investment Division – one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

Issue Date – the date your Contract is issued.

Jackson of NY, JNLNY, we, our, or us – Jackson National Life Insurance Company of New York. (We do not capitalize “we,” “our,” or “us” in the prospectus.)

Latest Income Date – the Contract Anniversary on or next following the date on which the Owner attains age 95 under a non-qualified contract, or such earlier date as required by the applicable qualified plan, law or regulation.

Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint Owners. (We do not capitalize “you” or “your” in the prospectus.) Any reference to the Owner includes any joint Owner.

Premium(s) – considerations paid into the Contract by or on behalf of the Owner. The maximum aggregate Premium payments you may make without prior approval is $1 million. This maximum amount is subject to further limitations at any time on both initial and subsequent Premium payments.

Remaining Premium – the total Premium paid reduced by withdrawals of Premium.

Required Minimum Distributions (RMDs) – for certain qualified contracts, the amount defined under the Internal Revenue Code as the minimum distribution requirement as applied to your Contract only. This definition excludes any withdrawal necessary to satisfy the minimum distribution requirements of the Internal Revenue Code if the Contract is purchased with contributions from a nontaxable transfer after the death of the owner of a qualified contract. Different rules apply for the MarketGuard Stretch GMWB as described in the “MarketGuard Stretch GMWB” section.

Separate Account – JNLNY Separate Account I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

KEY FACTS
The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.

Allocation Options
The Contract makes available a Fixed Account and Investment Divisions for allocation of your Premium payments and Contract Value. Allocations to the Fixed Account may remain for six months, and we require equal monthly transfers to the Investment Divisions during the time. For more information about the Fixed Account, please see “THE FIXED ACCOUNT” beginning on page 18. For more information about the Investment Divisions, please see “INVESTMENT DIVISIONS” beginning on page 18.

Investment Purpose
The Contract is intended to help you save for retirement or another long-term investment purpose. The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan. Qualified plans confer their own tax deferral. For more information, please see “TAXES” beginning on page 254.

Free Look
If you change your mind about having purchased the Contract, you may return it without penalty. There are conditions and limitations, including time limitations. For more information, please see “FREE LOOK” beginning on page 258.

Purchases	There are minimum and maximum Premium requirements. For more information, please see “PURCHASES” beginning on page 63.

Optional Endorsements
Not all optional endorsements are available through all broker-dealers. The availability of optional endorsements may reflect Jackson of NY’s reservation of the right not to offer certain optional endorsements, and broker-dealer selections. The representative assisting you will advise you whether an optional benefit is available. Optional endorsement provisions may vary depending on when you purchased your Contract or elected your endorsement. Please refer to your Contract endorsements for the provisions that apply to you.

Withdrawals
Before the Income Date, there are a number of ways to access your Contract Value, sometimes subject to a charge, particularly during the early Contract Years. There are also a number of optional withdrawal benefits available. For more information, please see “ACCESS TO YOUR MONEY” beginning on page 68.

Income Payments	There are a number of income options available, including an optional, guaranteed minimum income benefit. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 240.

Death Benefit
The Contract has a death benefit that becomes payable if you die before the Income Date. Optional death benefits are also available. For more information, please see “DEATH BENEFIT” beginning on page 246.

Contract Charges
Various charges apply under the Contract as summarized in the “FEES AND EXPENSES TABLES” below. If the Contract Value is insufficient to pay the charges under the Contract, the Contract will terminate without value, unless you are eligible for continued payments under a Guaranteed Minimum Withdrawal Benefit.

FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract. The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract or transfer cash value between investment options.

Owner Transaction Expenses

Sales Load	None

Maximum Contract Enhancement Recapture Charge[1]
Percentage of the corresponding Premiums withdrawn with a Contract Enhancement	2%

Maximum Premium Taxes[2]
Percentage of each Premium	2%

Transfer Charge[3]
Per transfer after 25 in a Contract Year	$25

Expedited Delivery Charge[4]	$22.50

[1]	For more information about recapture charges, please see “Contract Enhancement Recapture Charge” under “Contract Charges”, beginning on page 39.

[2]	Currently, Premium taxes do not apply.

[3]	We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing and automatic transfers from the Fixed Account.

[4]	For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge[5]	$30

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions

Mortality And Expense Risk Charge[6]	1.65%

Administration Charge	0.15%

Total Separate Account Annual Expenses for Base Contract	1.80%

Optional Endorsements - A variety of optional endorsements to the Contract are available. The optional endorsements listed below include endorsements and applicable charges for endorsements that were previously sold but are not currently available to be added to a Contract. Please see the footnotes for additional information on the various optional endorsement charges.

The following optional endorsement charge is based on average daily Contract Value in the Investment Divisions and is deducted daily as part of the calculation of the value of the Accumulation Units.[7]

2% Contract Enhancement Maximum Annual Charge (not currently offered as of October 15, 2012)[8]	0.395%

The following optional death benefit endorsement charges are based on either average daily Contract Value in the Investment Divisions (deducted daily as part of the calculation of the value of the Accumulation Units) or on a benefit base and are indicated as such. Please see the footnotes for additional information on the various optional death benefit endorsement charges. You may select one of the available benefits listed below[7]:

Average Daily Contract Value in the Investment Divisions Based Charges

Highest Anniversary Value Death Benefit Maximum Annual Charge[9]		0.40%

Benefit Based Charges

LifeGuard Freedom DB® Maximum Annual Charge (no longer offered as of September 28, 2009)[10]		0.60%
LifeGuard Freedom 6 DBSM Maximum Annual Charge (no longer offered as of October 11, 2010) (only available if the LifeGuard Freedom 6® GMWB is also selected)[11]		0.60%
LifeGuard Freedom Flex DBSM Maximum Annual Charge (only available with a specified combination of Options for the LifeGuard Freedom Flex® GMWB) (no longer offered as of June 27, 2011)[12]		0.72%

The following optional endorsement charges are benefit based. Please see the footnotes for additional information on the various optional endorsement charges. You may select one of the available benefits listed below[7]:

Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge (no longer offered as of October 6, 2008)(“FutureGuardSM”)[13]		0.60%
GMIB Maximum Annual Charge (“FutureGuard 6SM”)(no longer offered as of April 6, 2009)[14]		0.90%
7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge (no longer offered as of March 31, 2008)(“SafeGuard 7 Plus®”)[15]		0.75%
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge (“SafeGuard Max®”) (no longer offered as of April 29, 2013)[16]		1.20%
5% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 5SM”, formerly “AutoGuard®”)[17]		1.74%
6% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 6SM”) (no longer offered as of April 29, 2013)[18]		2.04%
5% GMWB Without Step-Up Maximum Annual Charge (no longer offered as of October 6, 2008) (“MarketGuard 5®”)[19]		0.51%
5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007) (“LifeGuard Protector®”)[20]		1.47%
5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AdvantageSM”, formerly “LifeGuard Protector Advantage®”)[21]		1.50%
5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard Protector Plus®”)[22]		1.47%
Joint 5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007) (“LifeGuard Protector® with Joint Option”)[23]		1.62%
Joint 5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard Protector Plus® with Joint Option”)[24]		1.71%
For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008) (“LifeGuard AscentSM”)[25]		1.50%
Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008) (“LifeGuard AscentSM With Joint Option”)[26]		1.71%

For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009)(“LifeGuard Freedom® GMWB”)[27]	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009)(“LifeGuard Freedom GMWB With Joint Option”)[28]	1.86%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of October 11, 2010) (“LifeGuard Freedom 6® GMWB”)[29]	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of October 11, 2010) (“LifeGuard Freedom 6® GMWB With Joint Option”)[30]	1.86%
For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net®”)[31]	3.00%
For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net”) with Optional Income Upgrade Table (no longer offered as of September 15, 2014)	3.00%
Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net® With Joint Option”) [32]	3.00%
Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net With Joint Option”) with Optional Income Upgrade Table (no longer offered as of October 15, 2012)	3.00%
5% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006) (“LifeGuard 5®")[33]	1.32%
4% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006) (“LifeGuard 4®")[33]	0.87%
For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex® GMWB”)[35]	3.00%
For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex GMWB”) with Optional Income Upgrade Table (no longer offered as of September 15, 2014)	3.00%
Joint For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex® With Joint Option GMWB”) [36]	3.00%
Joint For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex With Joint Option GMWB”) with Optional Income Upgrade Table (no longer offered as of October 15, 2012)	3.00%
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard StretchSM GMWB”)[37]	2.22%

[5]
This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

[6]	This charge is 1.50% on Contracts purchased before September 28, 2009, and 1.55% for Contracts purchased between September 28, 2009 and August 28, 2011.

[7]
Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled. You may not select both the Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefit.

[8]
This charge lasts for the first five Contract Years. While this charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions, this charge will also be assessed against any amounts allocated to the Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). For more information, please see “Contract Enhancement Charge” under “Contract Charges”, beginning on page 39.

[9]	The current charge is 0.25%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

[10]	The current and maximum annual charge is 0.60% of the GMWB Death Benefit (0.05% each Contract Month).

For more information about the charge for the LifeGuard Freedom DB, please see “Optional Death Benefit - LifeGuard Freedom DB Charge” on page 60. For more information about how this optional death benefit endorsement works, including how the GMWB Death Benefit is calculated, please see “LifeGuard Freedom DB” under “Optional Death Benefits”, beginning on page 248.

[11]	The current and maximum annual charge is 0.60% of the GMWB Death Benefit (0.05% each Contract Month).

For more information about the charge for the LifeGuard Freedom 6 DB, please see “LifeGuard Freedom 6 DB” under “Death Benefit Charges”, beginning on page 60. For more information about how the LifeGuard Freedom 6 DB works, including how the GMWB Death Benefit is calculated, please see “LifeGuard Freedom 6 DB” under “Optional Death Benefits”, beginning on page 249.

[12]	The current and maximum annual charge is 0.72% of the GMWB Death Benefit (0.06% each Contract Month).

For more information about the charge for the LifeGuard Freedom Flex DB, please see “Optional Death Benefit - LifeGuard Freedom Flex DB Charge” under “Contact Charges”, beginning on page 61. For more information about how the LifeGuard Freedom Flex DB works, including how the GMWB Death Benefit is calculated, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 251.

[13]	For Contracts with this GMIB purchased on and after January 17, 2006 (subject to availability), you pay 0.60% of the GMIB Benefit Base annually (0.05% each Contract Month).

For Contracts with this GMIB purchased from January 10, 2005 through January 16, 2006 (subject to availability), you pay 0.60% of the GMIB Benefit Base annually (0.15% each calendar quarter).

For more information about the charge for this endorsement, please see “Guaranteed Minimum Income Benefit Charge” beginning on page 40. For more information about how the endorsement works, including how the GMIB Benefit Base is calculated, please see “FutureGuard Guaranteed Minimum Income Benefit” beginning on page 241.

[14]	The current and maximum annual charge is 0.90% of the GMIB Benefit Base (0.075% each Contract Month).
For more information about the charge for this endorsement, please see “FutureGuard 6 Guaranteed Minimum Income Benefit Charge” beginning on page 41. For more information about how the endorsement works, including how the GMIB Benefit Base is calculated, please see “FutureGuard 6 Guaranteed Minimum Income Benefit” beginning on page 244.

[15]	0.75% of the GWB is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges.

7% GMWB
Endorsement's Availability	On and after January 17, 2006	Before January 17, 2006
Maximum Annual Charge	0.75%	0.70%
Current Annual Charge	0.42%	0.40%
Charge Basis	GWB	Investment Divisions
Charge Frequency	Monthly	Daily

For more information about the charge for this endorsement, please see “7% Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 41. For more information about how the endorsement works, including how the GWB is calculated, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 71.

[16]	1.20% of the GWB is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up
Annual Charge	Maximum	Current
For endorsements purchased on or after May 1, 2010	1.20%	0.60%
For endorsements purchased before May 1, 2010	0.81%	0.45%
Charge Basis	GWB
Charge Frequency	Monthly	Monthly

For more information about how this endorsement works, including how the GWB is calculated, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 42. For more information about the charge for this endorsement, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” on page 74.

[17]	1.74% of the GWB is the maximum annual charge which charge is payable monthly. The tables below have the maximum and current charges.

5% GMWB With Annual Step-Up
Annual Charge	Maximum	Current
For endorsements purchased on or after May 1, 2011	1.74%	0.87%
For endorsements purchased before May 1, 2011	1.47%	0.66%
Charge Basis	GWB
Charge Frequency	Monthly	Monthly

For more information about the charge for this endorsement, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 42. For more information about how the endorsement works, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 79.

[18]	2.04% of the GWB is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges.

6% GMWB With Annual Step-Up
Annual Charge	Maximum	Current
For endorsements purchased on or after May 1, 2011	2.04%	1.02%
For endorsements purchased before May 1, 2011	1.62%	0.87%
Charge Basis	GWB
Charge Frequency	Monthly	Monthly

For more information about the charge for this endorsement, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 43. For more information about how the endorsement works, including how the GWB is calculated, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 83.

[19]	.51% of the GWB is the maximum annual charge, which charge is payable monthly. The current annual charge is 0.21% of the GWB, also payable monthly.

For more information about the charge for this endorsement, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up”. For more information about how the endorsement works, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 87.

[20]	1.47% of the GWB is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges for all age groups.

5% for Life GMWB With Annual Step-Up
Annual Charge	Maximum	Current
Ages 45 – 49	0.87%	0.42%
50 – 54	0.87%	0.42%
55 – 59	1.20%	0.66%
60 – 64	1.32%	0.75%
65 – 69	1.47%	0.90%
70 – 74	0.87%	0.51%
75 – 80	0.60%	0.36%
Charge Basis	GWB
Charge Frequency	Monthly

For more information about the charge for this endorsement, please see “5% for Life GMWB With Annual Step-Up Charge” beginning on page 45. For more information about how the endorsement works, including how the GWB is calculated, please see “5% for Life GMWB With Annual Step-Up” beginning on page 90.

[21]	1.50% of the GWB is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges for all age groups.

5% for Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum	Current
Ages 45 – 49	1.02%	0.57%
50 – 54	1.17%	0.72%
55 – 59	1.50%	0.96%
60 – 64	1.50%	0.96%
65 – 69	1.50%	0.96%
70 – 74	0.90%	0.57%
75 – 80	0.66%	0.42%
Charge Basis	GWB
Charge Frequency	Monthly

For more information about the charge for this endorsement, please see “5% for Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 45. For more information about how the endorsement works, including how the GWB is calculated, please see “5% for Life GMWB With Bonus and Annual Step-Up” beginning on page 94.

[22]	1.47% is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges for all age groups.

5% for Life GMWB With Bonus and Five-Year Step-Up
Annual Charge	Maximum	Current
Ages 45 – 49	0.87%	0.42%
50 – 54	1.02%	0.57%
55 – 59	1.47%	0.87%
60 – 64	1.47%	0.87%
65 – 69	1.20%	0.66%
70 – 74	0.75%	0.36%
75 – 80	0.57%	0.30%
Charge Basis	GWB
Charge Frequency	Monthly

For more information about the charge for this endorsement, please see “5% for Life GMWB With Bonus and Five-Year Step-Up Charge” beginning on page 46. For more information about how the endorsement works, including how the GWB is calculated, please see “5% for Life GMWB With Bonus and Five-Year Step-Up” beginning on page 101.

[23]	1.62% of the GWB is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges for all age groups.

Joint 5% for Life GMWB With Annual Step-Up
Annual Charge	Maximum	Current
Ages 45 – 49	1.02%	0.57%
50 – 54	1.02%	0.57%
55 – 59	1.35%	0.81%
60 – 64	1.47%	0.90%
65 – 69	1.62%	1.05%
70 – 74	1.02%	0.66%
75 – 80	0.75%	0.51%
Charge Basis	GWB
Charge Frequency	Monthly

For more information about the charge for this endorsement, please see “Joint 5% for Life GMWB With Annual Step-Up Charge” beginning on page 47. For more information about how the endorsement works, including how the GWB is calculated, please see “Joint 5% for Life GMWB With Annual Step-Up” beginning on page 107.

[24]	1.71% of the GWB is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges for all age groups.

Joint 5% for Life GMWB With Bonus and Five-Year Step-Up
Annual Charge	Maximum	Current
Ages 45 – 49	1.11%	0.66%
50 – 54	1.26%	0.81%
55 – 59	1.71%	1.11%
60 – 64	1.71%	1.11%
65 – 69	1.47%	0.90%
70 – 74	1.02%	0.60%
75 – 80	0.81%	0.57%
Charge Basis	GWB
Charge Frequency	Monthly

For more information about the charge for this endorsement, please see “Joint 5% for Life GMWB With Bonus and Five-Year Step-Up Charge” beginning on page 48. For more information about how the endorsement works, including how the GWB is calculated, please see “Joint 5% for Life GMWB With Bonus and Five-Year Step-Up” beginning on page 113.

[25]	1.50% of the GWB is the maximum annual charge, which charge is payable monthly. The current annual charge is 0.96% (0.08% monthly) of the GWB.

For more information about the charge for this endorsement, please see “For Life GMWB With Annual Step-Up Charge” beginning on page 48. For more information about how the endorsement works, including how the GWB is calculated, please see “For Life GMWB With Annual Step-Up” beginning on page 120.

[26]	1.71% of the GWB is the maximum annual charge, which charge is payable monthly. The current annual charge is 1.17% (0.0975% monthly) of the GWB.

For more information about the charge for this endorsement, please see “Joint For Life GMWB With Annual Step-Up Charge” beginning on page 49. For more information about how the endorsement works, including how the GWB is calculated, please see “Joint For Life GMWB With Annual Step-Up” beginning on page 126.

[27]	1.50% of the GWB is the maximum annual charge, which charge is payable monthly. The current annual charge is 0.96% (0.08% monthly) of the GWB.

For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 49. For more information about how the endorsement works, including how the GWB is calculated, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 134.

[28]	1.86% of the GWB is the maximum annual charge, which charge is payable monthly. The current annual charge is 1.26% (0.105% monthly) of the GWB.

For more information about the charge for this endorsement, please see “Joint Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 50. For more information about how the endorsement works, including how the GWB is calculated, please see “Joint For Life GMWB With Bonus and Annual Step-Up” beginning on page 144.

[29]	1.50% of the GWB is the maximum annual charge, which charge is payable monthly. The current annual charge is 0.96% (0.08% monthly) of the GWB.

For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 51. For more information about how the endorsement works, including how the GWB is calculated, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 154.

[30]	1.86% of the GWB is the maximum annual charge, which charge is payable monthly. The current annual charge is 1.26% (0.105% monthly) of the GWB.

For more information about the charge for this endorsement, please see “Joint Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 51. For more information about how the endorsement works, including how the GWB is calculated, please see “Joint For Life GMWB With Bonus and Annual Step-Up” beginning on page 163.

[31]
3.00% of the GWB is the maximum annual charge and 1.50% of the GWB is the current annual charge (based on election of the Income Stream Level 5 GAWA% Table under LifeGuard Freedom 6 Net), which charge is payable monthly.     For more information about the charges for this endorsement, including applicable charges for each of the five Income Stream Level GAWA% tables, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge” beginning on page 52. For more information about how the endorsement works, including how the GWB is calculated, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” beginning on page 172.

[32]
3.00% of the GWB is the maximum annual charge and 1.62% of the GWB is the current annual charge (based on election of the Income Stream Level 3 GAWA% Table under LifeGuard Freedom 6 Net with Joint Option), which charge is payable monthly. For more information about the charge for this endorsement, including applicable charges for each of the three Income Stream Level GAWA% tables, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”) Charge” beginning on page 53. For more information about how the endorsement works, including how the GWB is calculated, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” beginning on page 184.

[33]	1.32% of the GWB is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges for all age groups.

5% For Life GMWB
Endorsement's Availability	Before May 1, 2006		Before January 17, 2006*
Annual Charge	Maximum	Current	Maximum	Current
Ages 60 – 64	1.32%	0.90%	1.30%	0.90%
65 – 69	0.87%	0.60%	0.85%	0.60%
70 – 74	0.60%	0.51%	0.60%	0.50%
75 – 80	0.51%	0.42%	0.50%	0.40%
Charge Basis	GWB		Investment Divisions
Charge Frequency	Monthly		Daily

* The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

For more information about the charge for this endorsement, please see “5% For Life Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 54. For more information about how the endorsement works, including how the GWB is calculated, please see “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 197.

[34]	0.87% of the GWB is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges for all age groups.

4% For Life GMWB
Endorsement's Availability	Before May 1, 2006		Before January 17, 2006*
Annual Charge	Maximum	Current	Maximum	Current
Ages 50 – 54	0.87%	0.66%	0.85%	0.65%
55 – 59	0.66%	0.51%	0.65%	0.50%
60 – 64	0.51%	0.36%	0.50%	0.35%
65 – 69	0.36%	0.27%	0.35%	0.25%
70 – 74	0.30%	0.21%	0.30%	0.20%
75 – 80	0.21%	0.15%	0.20%	0.15%
Charge Basis	GWB		Investment Divisions
Charge Frequency	Monthly		Daily

* The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

For more information about the charge for this endorsement, please see “4% For Life Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 55. For more information about how the endorsement works, including how the GWB is calculated, please see “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 203.

[35]
3.00% of the GWB is the maximum annual charge and 1.50% of the GWB is the current annual charge (based on election of the most expensive combination of options under LifeGuard Freedom Flex), which charge is payable monthly. For more information about the charges for this endorsement, including applicable charges for each of the available combination of options, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Step-Up (“LifeGuard Freedom Flex GMWB”) Charge” beginning on page 56. For more information about how the endorsement works, including how the GWB is calculated, please see “LifeGuard Freedom Flex GMWB” beginning on page 211.

[36]
3.00% of the GWB is the maximum annual charge and 1.50% of the GWB is the current annual charge (based on election of the most expensive combination of options under LifeGuard Freedom Flex with Joint Option, including options offered before September 16, 2013), which charge is payable monthly. For more information about the charge for this endorsement, including applicable charges for each of the available combination of options, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Step-Up (“LifeGuard Freedom Flex with Joint Option GMWB”) Charge” beginning on page 58. For more information about how the endorsement works, including how the GWB is calculated, please see “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 222.

[37]	2.22% of the GMWB Charge Base is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges.

MarketGuard Stretch GMWB
Annual Charge	Maximum	Current
	2.22%	1.11%
Charge Basis	GMWB Charge Base
Charge Frequency	Monthly	Monthly

For more information about the charge for this endorsement, including how the GMWB Charge Base is calculated, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge” beginning on page 59. For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”)” beginning on page 233.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.53%

Maximum: 2.15%

More detail concerning each Fund's fees and expenses is below. But please refer to the Funds' prospectuses for even more information on the Funds, including investment objectives, performance, and information about Jackson National Asset Management, LLC® (“JNAM”), the Funds' Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Plus Recapture		Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/WMC Government Money Market	0.16%	0.30%	0.10%	G	0.00%	0.56%	0.20%	D	0.76%	D,L

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee		Distribution and/or Service (12b-1) Fees		Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses		Contractual Fee Waiver and/or Expense Reimbursement		Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/American Funds Balanced	0.81%	A	0.30%	A	0.17%	A,J	0.00%	1.28%	A	(0.40%)	B	0.88%	A,B,L
JNL/American Funds® Blue Chip Income and Growth	0.96%	A	0.30%	A	0.17%	A,J	0.00%	1.43%	A	(0.43%)	B	1.00%	A,B,L
JNL/American Funds Global Bond	1.13%	A	0.30%	A	0.18%	A,J	0.00%	1.61%	A	(0.53%)	B	1.08%	A,B,L
JNL/American Funds Global Small Capitalization	1.35%	A	0.30%	A	0.19%	A,J	0.00%	1.84%	A	(0.55%)	B	1.29%	A,B,L
JNL/American Funds Growth-Income	0.82%	A	0.30%	A	0.16%	A,I	0.00%	1.28%	A	(0.35%)	B	0.93%	A,B,L
JNL/American Funds International	1.23%	A	0.30%	A	0.19%	A,J	0.00%	1.72%	A	(0.55%)	B	1.17%	A,B,L
JNL/American Funds New World	1.64%	A	0.30%	A	0.21%	A,J	0.00%	2.15%	A	(0.75%)	B	1.40%	A,B,L
JNL/DFA Growth Allocation	0.20%		0.30%		0.15%	J	0.29%	0.94%		(0.05%)	C	0.89%	C,L
JNL/DFA Moderate Growth Allocation	0.20%		0.30%		0.15%	J	0.27%	0.92%		(0.05%)	C	0.87%	C,L
JNL/Vanguard Capital Growth	0.87%	M	0.30%	M	0.17%	J,M	0.00%	1.34%	M	(0.40%)	B	0.94%	B,M,L
JNL/Vanguard Equity Income	0.81%	M	0.30%	M	0.17%	J,M	0.00%	1.28%	M	(0.40%)	B	0.88%	B,M,L
JNL/Vanguard International	1.04%	M	0.30%	M	0.18%	J,M	0.00%	1.52%	M	(0.55%)	B	0.97%	B,M,L
JNL/Vanguard Small Company Growth	0.93%	M	0.30%	M	0.18%	J,M	0.00%	1.41%	M	(0.50%)	B	0.91%	B,M,L
JNL/Vanguard U.S. Stock Market Index	0.20%		0.30%		0.10%	G	0.05%	0.65%		(0.06%)	C	0.59%	C,L
JNL/Vanguard International Stock Market Index	0.20%		0.30%		0.15%	J	0.10%	0.75%		(0.07%)	C	0.68%	C,L
JNL/Vanguard Global Bond Market Index	0.20%		0.30%		0.18%	J	0.09%	0.77%		(0.10%)	C	0.67%	C,L
JNL/Vanguard Moderate Allocation	0.20%		0.30%		0.15%	J	0.09%	0.74%		(0.05%)	C	0.69%	C,L
JNL/Vanguard Moderate Growth Allocation	0.20%		0.30%		0.15%	J	0.09%	0.74%		(0.05%)	C	0.69%	C,L
JNL/Vanguard Growth Allocation	0.20%		0.30%		0.15%	J	0.08%	0.73%		(0.04%)	C	0.69%	C,L

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Series Trust
JNL Multi-Manager Mid Cap	0.64%	0.30%	0.15%	J	0.01%	1.10%	L
JNL Multi-Manager Small Cap Growth	0.57%	0.30%	0.10%	G	0.00%	0.97%	L
JNL Multi-Manager Small Cap Value	0.67%	0.30%	0.10%	G	0.00%	1.07%	L

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Institutional Alt 25	0.11%	0.30%	0.06%	E	0.82%	1.29%	L
JNL Institutional Alt 50	0.11%	0.30%	0.06%	E	1.00%	1.47%	L
JNL/American Funds Moderate Growth Allocation	0.19%	0.30%	0.15%	J	0.43%	1.07%	L
JNL/American Funds Growth Allocation	0.19%	0.30%	0.15%	J	0.45%	1.09%	L
JNL/AQR Large Cap Relaxed Constraint Equity	0.68%	0.30%	0.83%	J	0.00%	1.81%	L
JNL/AQR Managed Futures Strategy	0.84%	0.30%	0.15%	J	0.08%	1.37%	L
JNL/BlackRock Global Allocation	0.61%	0.30%	0.18%	J	0.01%	1.10%	L
JNL/BlackRock Global Natural Resources	0.54%	0.30%	0.15%	J	0.00%	0.99%	L
JNL/BlackRock Large Cap Select Growth	0.47%	0.30%	0.10%	G	0.00%	0.87%	L
JNL/Brookfield Global Infrastructure and MLP	0.70%	0.30%	0.15%	J	0.00%	1.15%	L
JNL/Causeway International Value Select	0.52%	0.30%	0.15%	J	0.00%	0.97%	L
JNL/ClearBridge Large Cap Growth	0.50%	0.30%	0.16%	J	0.01%	0.97%	L
JNL/Crescent High Income	0.55%	0.30%	0.15%	J	0.01%	1.01%	L
JNL/DFA U.S. Core Equity	0.40%	0.30%	0.10%	G	0.00%	0.80%	L
JNL/DoubleLine® Core Fixed Income	0.37%	0.30%	0.12%	G	0.00%	0.79%	L
JNL/DoubleLine® Shiller Enhanced CAPE®	0.61%	0.30%	0.15%	J	0.02%	1.08%	L
JNL/FPA + DoubleLine® Flexible Allocation	0.66%	0.30%	0.26%	J	0.03%	1.25%	L
JNL/Franklin Templeton Founding Strategy	0.00%	0.30%	0.05%	E	0.69%	1.04%	L
JNL/Franklin Templeton Global	0.55%	0.30%	0.16%	J	0.01%	1.02%	L
JNL/Franklin Templeton Global Multisector Bond	0.56%	0.30%	0.16%	J	0.02%	1.04%	L
JNL/Franklin Templeton Income	0.52%	0.30%	0.10%	G	0.01%	0.93%	L
JNL/Franklin Templeton International Small Cap Growth	0.79%	0.30%	0.16%	J	0.01%	1.26%	L
JNL/Franklin Templeton Mutual Shares	0.59%	0.30%	0.11%	G	0.01%	1.01%	L
JNL/Goldman Sachs Core Plus Bond	0.42%	0.30%	0.10%	G	0.01%	0.83%	L
JNL/Goldman Sachs Emerging Markets Debt	0.62%	0.30%	0.16%	J	0.00%	1.08%	L
JNL/Harris Oakmark Global Equity	0.73%	0.30%	0.16%	J	0.02%	1.21%	L
JNL/Invesco China-India	0.75%	0.30%	0.16%	J	0.00%	1.21%	L
JNL/Invesco Diversified Dividend	0.52%	0.30%	0.16%	J	0.02%	1.00%	L
JNL/Invesco Global Real Estate	0.59%	0.30%	0.15%	J	0.00%	1.04%	L
JNL/Invesco International Growth	0.52%	0.30%	0.15%	J	0.01%	0.98%	L
JNL/Invesco Mid Cap Value	0.57%	0.30%	0.10%	G	0.01%	0.98%	L
JNL/Invesco Small Cap Growth	0.66%	0.30%	0.10%	G	0.01%	1.07%	L
JNL/JPMorgan MidCap Growth	0.52%	0.30%	0.10%	G	0.01%	0.93%	L
JNL/JPMorgan U.S. Government & Quality Bond	0.28%	0.30%	0.10%	G	0.01%	0.69%	L
JNL/Lazard Emerging Markets	0.76%	0.30%	0.16%	J	0.00%	1.22%	L
JNL/Mellon Capital 10 x 10	0.00%	0.30%	0.05%	E	0.30%	0.65%	L
JNL/Mellon Capital Index 5	0.00%	0.30%	0.05%	E	0.27%	0.62%	L
JNL/Mellon Capital Emerging Markets Index	0.25%	0.30%	0.17%	J	0.00%	0.72%	L
JNL/Mellon Capital European 30	0.19%	0.30%	0.16%	J	0.00%	0.65%	L
JNL/Mellon Capital Pacific Rim 30	0.20%	0.30%	0.15%	J	0.00%	0.65%	L
JNL/Mellon Capital MSCI KLD 400 Social Index	0.25%	0.30%	0.22%	J	0.01%	0.78%	L
JNL/Mellon Capital S&P 1500 Growth Index	0.20%	0.30%	0.17%	J	0.01%	0.68%	L
JNL/Mellon Capital S&P 1500 Value Index	0.20%	0.30%	0.17%	J	0.01%	0.68%	L
JNL/Mellon Capital S&P 500 Index	0.12%	0.30%	0.11%	F	0.00%	0.53%	L
JNL/Mellon Capital S&P 400 MidCap Index	0.14%	0.30%	0.12%	G	0.00%	0.56%	L
JNL/Mellon Capital Small Cap Index	0.14%	0.30%	0.12%	G	0.00%	0.56%	L

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/Mellon Capital International Index	0.15%	0.30%	0.17%	J	0.00%	0.62%	L
JNL/Mellon Capital Bond Index	0.17%	0.30%	0.10%	G	0.01%	0.58%	L
JNL/Mellon Capital Consumer Staples Sector	0.24%	0.30%	0.17%	J	0.01%	0.72%	L
JNL/Mellon Capital Industrials Sector	0.24%	0.30%	0.16%	J	0.01%	0.71%	L
JNL/Mellon Capital Materials Sector	0.24%	0.30%	0.16%	J	0.01%	0.71%	L
JNL/Mellon Capital Real Estate Sector	0.21%	0.30%	0.18%	J	0.00%	0.69%	L
JNL/MFS Mid Cap Value	0.56%	0.30%	0.10%	G	0.00%	0.96%	L
JNL/Neuberger Berman Strategic Income	0.49%	0.30%	0.15%	J	0.04%	0.98%	L
JNL/Oppenheimer Global Growth	0.50%	0.30%	0.15%	J	0.01%	0.96%	L
JNL/PIMCO Income	0.50%	0.30%	0.18%	J	0.00%	0.98%	L
JNL/PIMCO Real Return	0.38%	0.30%	0.48%	G	0.00%	1.16%	L
JNL/PPM America Floating Rate Income	0.46%	0.30%	0.17%	J	0.01%	0.94%	L
JNL/PPM America High Yield Bond	0.33%	0.30%	0.10%	G	0.02%	0.75%	L
JNL/PPM America Mid Cap Value	0.56%	0.30%	0.11%	G	0.00%	0.97%	L
JNL/PPM America Small Cap Value	0.55%	0.30%	0.10%	G	0.00%	0.95%	L
JNL/PPM America Total Return	0.39%	0.30%	0.10%	G	0.00%	0.79%	L
JNL/PPM America Value Equity	0.45%	0.30%	0.11%	G	0.00%	0.86%	L
JNL/T. Rowe Price Established Growth	0.44%	0.30%	0.09%	F	0.00%	0.83%	L
JNL/T. Rowe Price Mid-Cap Growth	0.60%	0.30%	0.10%	G	0.00%	1.00%	L
JNL/T. Rowe Price Short-Term Bond	0.31%	0.30%	0.10%	G	0.00%	0.71%	L
JNL/T. Rowe Price Value	0.49%	0.30%	0.10%	G	0.00%	0.89%	L
JNL/WMC Balanced	0.32%	0.30%	0.09%	F	0.01%	0.72%	L
JNL/WMC Value	0.37%	0.30%	0.10%	G	0.00%	0.77%	L
JNL/S&P Competitive Advantage	0.26%	0.30%	0.10%	G	0.00%	0.66%	L
JNL/S&P Dividend Income & Growth	0.25%	0.30%	0.11%	G	0.00%	0.66%	L
JNL/S&P Intrinsic Value	0.26%	0.30%	0.11%	G	0.00%	0.67%	L
JNL/S&P Total Yield	0.26%	0.30%	0.10%	G	0.00%	0.66%	L
JNL/S&P Mid 3	0.32%	0.30%	0.11%	G	0.00%	0.73%	L
JNL/S&P 4	0.00%	0.30%	0.05%	E	0.36%	0.71%	L
JNL/S&P Managed Conservative	0.10%	0.30%	0.05%	E	0.61%	1.06%	L
JNL/S&P Managed Moderate	0.09%	0.30%	0.05%	E	0.63%	1.07%	L
JNL/S&P Managed Moderate Growth	0.08%	0.30%	0.05%	E	0.65%	1.08%	L
JNL/S&P Managed Growth	0.08%	0.30%	0.05%	E	0.66%	1.09%	L
JNL/S&P Managed Aggressive Growth	0.09%	0.30%	0.05%	E	0.67%	1.11%	L
JNL Moderate Growth Allocation	0.09%	0.30%	0.06%	E	0.66%	1.11%	L
JNL Growth Allocation	0.09%	0.30%	0.05%	E	0.66%	1.10%	L
JNL Aggressive Growth Allocation	0.10%	0.30%	0.05%	E	0.65%	1.10%	L
JNL Variable Fund LLC
JNL/Mellon Capital DowSM Index	0.19%	0.30%	0.17%	J	0.00%	0.66%	L
JNL/Mellon Capital MSCI World Index	0.19%	0.30%	0.17%	J	0.00%	0.66%	L
JNL/Mellon Capital NASDAQ® 100 Index	0.18%	0.30%	0.19%	J	0.00%	0.67%	L
JNL/Mellon Capital S&P® SMid 60	0.19%	0.30%	0.17%	J	0.00%	0.66%	L
JNL/Mellon Capital JNL 5	0.17%	0.30%	0.16%	J	0.00%	0.63%	L
JNL/Mellon Capital Consumer Discretionary Sector	0.18%	0.30%	0.16%	J	0.00%	0.64%	L
JNL/Mellon Capital Energy Sector	0.18%	0.30%	0.16%	J	0.00%	0.64%	L
JNL/Mellon Capital Financial Sector	0.18%	0.30%	0.16%	J	0.00%	0.64%	L

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/Mellon Capital Healthcare Sector	0.17%	0.30%	0.16%	J	0.00%	0.63%	L
JNL/Mellon Capital Information Technology Sector	0.18%	0.30%	0.16%	J	0.00%	0.64%	L
JNL/Mellon Capital Telecommunications Sector	0.21%	0.30%	0.16%	J	0.00%	0.67%	L
Jackson Variable Series Trust
JNL Conservative Allocation	0.15%	0.30%	0.05%	E	0.73%	1.23%	L
JNL Moderate Allocation	0.15%	0.30%	0.06%	E	0.75%	1.26%	L
JNL/DoubleLine® Total Return	0.42%	0.30%	0.11%	G	0.01%	0.84%	L
JNL/FAMCO Flex Core Covered Call	0.50%	0.30%	0.16%	J	0.00%	0.96%	L
JNL/PIMCO Credit Income	0.35%	0.30%	0.23%	G	0.00%	0.88%	L
JNL/T. Rowe Price Capital Appreciation	0.56%	0.30%	0.15%	J	0.00%	1.01%	L
JNL/The Boston Company Equity Income	0.45%	0.30%	0.16%	J	0.00%	0.91%	L
A      Fees and expenses at the Master Fund level for Class A shares of each respective Fund are as follows:

JNL/American Funds Balanced Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.29%.

JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.39%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.41%.

JNL/American Funds Global Bond Fund: Management Fee: 0.53%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.56%.

JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.70%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.74%.

JNL/American Funds Growth-Income Fund: Management Fee: 0.26%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.28%.

JNL/American Funds International Fund: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.

JNL/American Funds New World Fund: Management Fee: 0.70%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.06%; Total Annual Portfolio Operating Expenses: 0.76%.

B
Jackson National Asset Management, LLC (“JNAM” or “Adviser”) has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder Fund structure, but in any event, the fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

C
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.

D
Represents the amount payable to JNAM in accordance with the recapture provision of the expense waiver and reimbursement agreement. JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period. The fee waiver will continue for at least one year from the date of this Prospectus, and continue thereafter, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.

E      "Other Expenses" includes an Administrative Fee of 0.05% which is payable to JNAM.

F      "Other Expenses" includes an Administrative Fee of 0.09% which is payable to JNAM.

G      "Other Expenses" includes an Administrative Fee of 0.10% which is payable to JNAM.

H      "Other Expenses" includes an Administrative Fee of 0.13% which is payable to JNAM.

I      "Other Expenses" includes an Administrative Fee of 0.14% which is payable to JNAM.

J      "Other Expenses" includes an Administrative Fee of 0.15% which is payable to JNAM.

K      "Other Expenses" includes an Administrative Fee of 0.20% which is payable to JNAM.

L      Expense Information has been restated to reflect current fees.

M      Fees and expenses at the Master Fund level of each respective Fund are as follows:

JNL/Vanguard Capital Growth Fund: Management Fee: 0.34%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.36%.

JNL/Vanguard Equity Income Fund: Management Fee: 0.29%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.31%.

JNL/Vanguard International Fund: Management Fee: 0.36%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.39%.

JNL/Vanguard Small Company Growth: Management Fee: 0.31%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Acquired Fund Fees and Expenses: 0%; Total Annual Portfolio Operating Expenses: 0.34%.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the Fixed Account.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor Premium tax charges are reflected in the example. The example also assumes that your investment has 5% annual return on assets each year.

The following example includes maximum Fund fees and expenses and the cost if you select the Highest Anniversary Value Death Benefit, the 2% Contract Enhancement, and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$992	$2,430	$3,777	$6,794

If you annuitize at the end of the applicable time period:

1 year*	3 years	5 years	10 years
$992	$2,430	$3,777	$6,794

*Please be aware that, although we show this cost for comparison purposes, you are not allowed to annuitize this Contract within 13 months of the Contract's Issue Date.

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$792	$2,305	$3,727	$6,794

The example does not represent past or future expenses. Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units constitutes the condensed financial information. Information about the values of Accumulation Units for a base Contract (with Administration Charge waiver and no optional endorsements) and for a Contract with the most expensive combination of charges and optional endorsements can be found in Appendix I. Information about the values of all remaining Accumulation Units can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of the per share value of the relevant underlying Fund less applicable Separate Account charges, including any optional endorsement charges that are based on average daily Contract Value in the Investment Divisions and are deducted daily as part of the calculation of Accumulation Units. Information about the Separate Account charges and charges for optional endorsements can be found in the “Periodic Expenses” tables above.

The financial statements of the Separate Account and Jackson of NY can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson of NY that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson of NY's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Jackson of NY Service Center. Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 90. Optional benefits may have different requirements, as noted. You may allocate your Contract Values to the Investment Divisions or to our Fixed Account.

Your Contract, like all deferred annuity contracts, has two phases:

•	the accumulation phase, when you make Premium payments to us, and

•	the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract, including assigning your Contract at any time during your lifetime. To be effective, an assignment must be in writing (there is an assignment form) and sent to us for recordation, but the effective date will be the date on which the Owner signed the assignment form. We reserve the right to refuse an assignment, and an assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact the Jackson of NY Service Center for help and more information.

The Contract is a flexible Premium variable and fixed deferred annuity. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company.

JACKSON OF NY

We are a stock life insurance company organized under the laws of the state of New York in July 1995. Our legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. We are admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. We are ultimately a wholly owned subsidiary of Prudential plc (London, England). Prudential plc is also the ultimate parent of PPM America, Inc., a sub-adviser for certain of the Funds, and Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial accounting services. JNAM is located at 225 West Wacker Drive, Chicago, IL 60606.

We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

Jackson of NY is working to provide documentation electronically. When this program is available, Jackson of NY will, as permitted, forward documentation electronically. Please contact us at our Jackson of NY Service Center for more information.

THE FIXED ACCOUNT

Premium that you allocate to the Fixed Account will be placed with other assets in our General Account. Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company's creditors. Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, guaranteed minimum death benefits and guaranteed minimum withdrawal benefits. The Fixed Account is not registered with the SEC, and the SEC does not review the information we provide to you about it. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Transfers out of the Fixed Account are subject to contractual and administrative requirements. For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Jackson of NY Service Center.

The Fixed Account offers a base interest rate that we established and will credit to the amount allocated to the Fixed Account for a six-month period. Currently, the Fixed Account minimum interest rate is 2% per annum, which is credited daily. For Contracts issued before April 6, 2009, the guaranteed minimum interest rates are as follows: 3% for Contracts issued from January 1, 2006 through April 5, 2009, 2.25% for Contracts issued from May 2, 2005 through December 31, 2005, and 1.50% for Contracts issued before May 2, 2005, per annum, which is credited daily. Subject to these minimum requirements, we may declare different base interest rates at different times.

We require that Premium allocated to the Fixed Account (including any Contract Enhancement) be automatically transferred, on a monthly basis, to your choice of Investment Division(s) within six months of the allocation so that, at the end of the period, all amounts in the Fixed Account will have been transferred out. The installment amount will be determined based on the amount allocated to the Fixed Account and the credited interest rate. Charges, withdrawals and any additional transfers (which are permitted at any time) taken from the Fixed Account will shorten the length of time it takes to deplete the account balance. Automatic transfers will not count against the 25 free transfers in a Contract Year.

Interest will continue to be credited daily on the account balance remaining in the Fixed Account as funds are automatically transferred into your choice of Investment Division options. However, the effective yield over the six-month automatic transfer period will be less than the credited interest rate, as it will be applied to a declining balance in the Fixed Account.

THE SEPARATE ACCOUNT

We established the Separate Account on September 12, 1997, pursuant to the provisions of New York law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

We have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act (CEA) with respect to the Separate Account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the Separate Account.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

You may allocate your Contract Value to no more than 99 Investment Divisions and the Fixed Account at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The

Investment Divisions are designed to offer the potential for a higher return than the Fixed Account. However, this is not guaranteed. It is possible for you to lose your Contract Value allocated to any of the Investment Divisions. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Funds in which the Investment Divisions invest are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the summary prospectuses for the Funds and/or the prospectus for the JNL Series Trust for more information.

JNL/American Funds Moderate Growth Allocation Fund
JNL/American Funds Growth Allocation Fund
JNL Institutional Alt 25 Fund
JNL Institutional Alt 50 Fund
JNL/DFA Growth Allocation Fund
JNL/DFA Moderate Growth Allocation Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Index 5 Fund
JNL/S&P 4 Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL Aggressive Growth Allocation Fund
JNL Growth Allocation Fund
JNL Moderate Growth Allocation Fund

In addition to the Fund of Funds structure, certain of the Funds operate as feeder funds that invest in master funds. These Funds are identified in the following descriptions by the designation (“Feeder Fund”) following the name of the Fund. For more information about a Feeder Fund, you should read the summary prospectuses for the Funds and/or the prospectus for the JNL Series Trust.

Important information regarding the following closed Investment Divisions:
As of August 29, 2011 (“the Effective Date”), the Investment Divisions investing in the JNL/Goldman Sachs Emerging Markets Debt Fund; JNL/Lazard Emerging Markets Fund; and JNL/Mellon Capital Global Alpha Fund (the JNL/AQR Managed Futures Strategy Fund effective April 27, 2015) stopped accepting any additional allocations or transfers. Additionally, as of September 15, 2014 (“the Effective Date”), the JNL/Mellon Capital Telecommunications Sector Investment Division stopped accepting any additional allocations or transfers. These Investment Divisions are collectively referred to as the “Divisions”. If as of the applicable Effective Date you had an automatic program, such as Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep and Rebalancing, and it includes an allocation to any of the Divisions, you can continue to include the Divisions under the program based on your then existing election until you revise or terminate the automatic program. Any change to the then existing automatic program is not permitted if you wish to continue to include an allocation to the Division under the program. The Divisions are not available for any new or revised allocation instructions under any automatic program. If you have allocation instructions for future Premium payments on file with us that include an allocation to any of the Divisions, you must choose a replacement Investment Division. If you have not chosen a replacement Investment Division and make a subsequent Premium payment, all such allocations to any of the Divisions prior to our receipt of new allocation instructions from you will be allocated to the JNL/WMC Government Money Market Investment Division. Your representative can assist you in subsequently reallocating the Contract Value in the JNL/WMC Government Money Market Investment Division to any other available investment option. Amounts invested in any of the Divisions as of the applicable Effective Date will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of any of the Divisions in connection with the usual transactions under a Contract, such as partial withdrawals or withdrawals under a GMWB, if available. However, if you transfer out of any of the Divisions, you will not be able to transfer back in.

The names of the Funds that are or were previously available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust

JNL/American Funds Balanced Fund ("Feeder Fund")
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Asset Allocation FundSM ("Master Fund"). The Master Fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the Master Fund expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash.

JNL/American Funds Blue Chip Income and Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks both income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Blue Chip Income and Growth FundSM (“Master Fund”). The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4 billion.

JNL/American Funds Global Bond Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks, over the long term, a high level of total return consistent with prudent investment management through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® – Global Bond Fund SM (“Master Fund”). The Master Fund seeks to provide as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds. As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Global Small Capitalization Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® – Global Small Capitalization Fund SM (“Master Fund”). The Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in growth-oriented common stocks and other equity-type securities of companies with small market capitalizations, measured at the time of purchase. As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Growth-Income FundSM (“Master Fund”). The Master Fund seeks to make the investment grow and provide income by investing primarily in common stocks or other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser to the Master Fund believes demonstrate the potential for appreciation and/or dividends. The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

JNL/American Funds International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term growth of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – International FundSM (“Master Fund”). The Master Fund seeks to make the investment grow by investing primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser to the Master Fund believes have the potential for growth. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds New World Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term capital appreciation through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – New World Fund® (“Master Fund”). The Master Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

JNL/Vanguard Capital Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and PRIMECAP Management Company, investment adviser to the Master Fund)
Seeks long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Capital Growth Portfolio (“Master Fund”). The Master Fund invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Master Fund consists predominantly of large- and mid-capitalization stocks.

JNL/Vanguard Equity Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Wellington Management Company LLP and The Vanguard Group, Inc., investment advisers to the Master Fund)
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Equity Income Portfolio (“Master Fund”). The Master Fund invests mainly in common stocks of mid-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation.

JNL/Vanguard International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc., investment advisers to the Master Fund)
Seeks to provide long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund International Portfolio (“Master Fund”). The Master Fund invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets in countries across developed and emerging markets. In selecting stocks, the Master Fund’s investment advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential.

JNL/Vanguard Small Company Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and ArrowMark Colorado Holdings, LLC, and The Vanguard Group, Inc., investment advisers to the Master Fund)
Seeks to provide long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Small Company Growth Portfolio (“Master Fund”). Under normal circumstances the Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) primarily in common stocks of small companies. These companies tend to be unseasoned but are considered by the Master Fund advisers to have superior growth potential. Also, these companies often provide little or no dividend income.

JNL Aggressive Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-30% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth and current income by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 60%-90% of its assets to Underlying Funds that invest primarily in equity securities, 0%-40% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Institutional Alt 25 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class I shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 75% of its assets to traditional investment categories and approximately 25% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Institutional Alt 50 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class I shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 50% of its assets to traditional investment categories and approximately 50% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Moderate Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth, and secondarily, current income by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities, 20%-60% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Multi-Manager Mid Cap Fund
Jackson National Asset Management, LLC (and Champlain Investment Partners, LLC, ClearBridge Investments, LLC, and Victory Capital Management, Inc.)
Seeks long-term total return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of mid-capitalization growth and value strategies managed by unaffiliated investment managers.

JNL Multi-Manager Small Cap Growth Fund
Jackson National Asset Management, LLC (and Chicago Equity Partners, LLC, Granahan Investment Management, Inc., Kayne Anderson Rudnick Investment Management, LLC, and Victory Capital Management Inc.)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of small cap growth strategies managed by unaffiliated investment managers.

JNL Multi-Manager Small Cap Value Fund
Jackson National Asset Management, LLC (and Congress Asset Management, LLP, Chicago Equity Partners, LLC, Cooke & Bieler L.P., Cortina Asset Management, LLC, and PPM America, Inc.)
Seeks long-term total return by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of small cap value strategies managed by four unaffiliated investment managers and one affiliated investment manager.

JNL/American Funds Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth with a secondary emphasis on current income by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either the American Funds Insurance Series ® (“AFIS”) or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 60%-100% of its assets to Underlying Funds that invest primarily in equity securities and 0%-40% of its assets to Underlying Funds that invest primarily in fixed-income securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL/American Funds Moderate Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks a balance between current income and growth of capital by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either the American Funds Insurance Series® (“AFIS”) or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities and 20%-60% of its assets to Underlying Funds that invest primarily in fixed-income securities.

JNL/AQR Large Cap Relaxed Constraint Equity Fund
Jackson National Asset Management, LLC (AQR Capital Management, LLC)
Seeks long-term capital appreciation by investing in a broad mix of equity securities that aims to produce long-term capital appreciate in excess of the MSCI USA Index ("Index"). The Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities or equity related instruments of large-capitalization companies, which the sub-adviser generally considers to be those companies with market capitalizations within the range of the Index at the time of purchase.

JNL/AQR Managed Futures Strategy Fund (Please Note: The Investment Division investing in the JNL/AQR Managed Futures Strategy Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and AQR Capital Management, LLC)
Seeks positive absolute returns by investing primarily in a portfolio of futures contracts, futures-related instruments, and equity swaps. Equity swaps include, but are not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed-income futures, bond futures and swaps on bond futures and may also invest in commodity futures and swaps on commodity futures.

JNL/BlackRock Global Allocation Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks high total investment return by investing in a portfolio of equity and debt securities, money market securities and other short-term securities or instruments of issuers located around the world. Generally, the Fund will invest in both equity and debt securities and seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. Equity securities include common stock, rights and warrants, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.

JNL/BlackRock Global Natural Resources Fund
Jackson National Asset Management, LLC (and BlackRock International Ltd.)
Seeks long-term capital growth by investing primarily in equity securities of companies with substantial natural resource assets. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset. The Fund may invest in securities of issuers with any market capitalization. There are no geographic limits on the Fund’s investments.

JNL/BlackRock Large Cap Select Growth Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $2.0 billion at the time of investment. Investments in equity securities include common stock and preferred stock, as well as American Depository Receipts. In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities.

JNL/Brookfield Global Infrastructure and MLP Fund
Jackson National Asset Management, LLC (and Brookfield Investment Management Inc.)
Seeks total return through growth of capital and current income by investing primarily in securities of publicly traded infrastructure companies. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in MLPs and publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange. MLPs may derive income and gains from the exploration, development, mining or production, process, refining, transportation, or marketing of any mineral or natural resources.

JNL/Causeway International Value Select Fund
Jackson National Asset Management, LLC (and Causeway Capital Management LLC)
Seeks long-term growth of capital income and income by investing, under normal circumstances, in common stocks of companies located in developed countries outside the U.S. The Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in stocks of companies located in a number of foreign countries and invests the majority of its total assets in companies that pay dividends or repurchase their shares.

JNL/ClearBridge Large Cap Growth Fund
Jackson National Asset Management, LLC (and ClearBridge Investments, LLC)
Seeks long-term capital growth by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities or other equity investments with similar economic characteristics of U.S. companies with large market capitalizations.

JNL/Crescent High Income Fund
Jackson National Asset Management, LLC (and Crescent Capital Group, LP)
Seeks high current income with capital appreciation by investing primarily in high yield fixed-income securities and bank loans that are rated below investment grade. The Fund considers investments to be below investment grade if they are rated BB+ or lower by Standard & Poor’s Ratings Services or Fitch, Inc. and/or Ba1 or lower by Moody’s Investors Service, Inc., or, if unrated, deemed to be below investment grade by the sub-adviser. Below investment grade fixed-income securities are commonly referred to as “junk bonds.”

JNL/DFA Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks total return consisting of capital appreciation and current income by investing in shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which the Fund may invest are part of DFA Investment Dimensions Group, Inc. and Dimensional Investment Group Inc. To achieve its investment objective, the Fund allocates its assets to Underlying Funds that invest in equity and fixed-income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed-income Underlying Funds to achieve an allocation of approximately 60% to 100% (with a target allocation of approximately 80%) of the Fund’s assets to domestic and international equity Underlying Funds and 0% to 40% (with a target allocation of approximately 20%) of its assets to fixed-income Underlying Funds.

JNL/DFA Moderate Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks total return consisting of capital appreciation and current income by investing in shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which the Fund may invest are part of DFA Investment Dimensions Group, Inc. and Dimensional Investment Group Inc. To achieve its investment objective, the Fund allocates its assets to Underlying Funds that invest in equity and fixed-income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed-income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the Fund’s assets to domestic and international equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to fixed-income Underlying Funds.

JNL/DFA U.S. Core Equity Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of U.S. companies. The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. universe. The percentage by which the Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements.

JNL/DoubleLine® Core Fixed Income Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks to maximize current income and total return by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/DoubleLine® Shiller Enhanced CAPE® Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks total return (capital appreciation and current income) which exceeds the total return (capital appreciation and current income) in excess of the Shiller Barclays CAPE® US Sector TR USD Index. The Fund will seek to use derivatives, or a combination of derivatives and direct investments to provide a return that tracks closely the performance of the Index. The Fund will also invest in a portfolio of debt securities to provide additional long-term total return.

JNL/FPA + DoubleLine® Flexible Allocation Fund
Jackson National Asset Management, LLC (DoubleLine Capital LP, First Pacific Advisors, LLC and Ivy Investment Management Company)
Seeks to provide total return by allocating among a variety of alternative strategies managed by three unaffiliated sub-advisers. Each of the sub-advisers generally provides day-to-day management for a portion of the Fund’s assets.

JNL/Franklin Templeton Founding Strategy Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by investing in Class I shares of a diversified group of other Funds: JNL/Franklin Templeton Income Fund; JNL/Franklin Templeton Global Fund; and, JNL/Franklin Templeton Mutual Shares Fund (“Underlying Funds”). The Fund allocates approximately 33 1/3% of its assets and cash flow among the Underlying Funds. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

JNL/Franklin Templeton Global Fund
Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)
Seeks long-term capital growth by investing, under normal market conditions, primarily in the equity securities of companies located anywhere in the world, including emerging markets. The equity securities in which the Fund primarily invests are common stock. Although the Fund seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

JNL/Franklin Templeton Global Multisector Bond Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks total investment return consisting of a combination of interest income, capital appreciation, and currency gains. Under normal market conditions the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related issuers, or corporate issuers worldwide. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. The Fund's assets will be invested in issuers located in at least three countries (including the U.S.).

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks to maximize income while maintaining prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities. The equity securities in which the Fund invests consist primarily of common stock. The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.

JNL/Franklin Templeton International Small Cap Growth Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC and Templeton Investment Counsel, LLC)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of investments of smaller international companies, located outside of the U.S., including those of emerging or developing markets. For this Fund, smaller companies are defined as those that, at the time of purchase of the investment, have market capitalizations that do not exceed the greater of (i) $5 billion or the equivalent in local currencies or (ii) the highest market capitalization in the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Small Cap Index or the All Country World ex US (ACWIxUS) Small Cap Index.

JNL/Franklin Templeton Mutual Shares Fund
Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)
Seeks capital appreciation, which may occasionally be short-term (which is capital appreciation return on investment in less than 12 months), and secondarily, income. The Fund, under normal market conditions, invests primarily in equity securities (including securities convertible into, or that the sub-adviser expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock.

JNL/Goldman Sachs Core Plus Bond Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)
Seeks a high level of current income, with capital appreciation as a secondary objective. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments. The sub-adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed-income market including in U.S. investment-grade bonds, collateralized loan obligations, high-yield non-investment grade debt securities, corporate debt securities, emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.

JNL/Goldman Sachs Emerging Markets Debt Fund (Please Note: The Investment Division investing in the JNL/Goldman Sachs Emerging Markets Debt Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)
Seeks a high level of total return consisting of income and capital appreciation. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in (i) sovereign and corporate debt securities and other instruments of issuers in emerging countries, denominated in any currency; and/or (ii) currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure. Emerging market countries include but are not limited to those considered to be developing by the World Bank. Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated.

JNL/Harris Oakmark Global Equity Fund
Jackson National Asset Management, LLC (and Harris Associates L.P.)
Seeks capital appreciation by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries.

JNL/Invesco China-India Fund
Jackson National Asset Management, LLC (and Invesco Hong Kong Limited)
Seeks long-term capital growth by investing normally 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the Greater China region (including mainland China, Hong Kong, Macau and Taiwan) and India.

JNL/Invesco Diversified Dividend Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital and, secondarily, current income by investing primarily in dividend-paying equity securities. The principal type of equity security in which the Fund invests is common stock.

JNL/Invesco Global Real Estate Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. and sub-sub-adviser: Invesco Asset Management Limited)
Seeks high total return by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of real estate and real estate-related companies, including real estate investment trusts and in derivatives and other instruments that have economic characteristics similar to such securities. The companies will be located in at least three different countries, including the U.S.

JNL/Invesco International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by primarily investing in equity securities and depository receipts of foreign issuers. The Fund focuses its investments in common and preferred stock and invests, under normal circumstances in securities of companies located in at least three countries outside of the U.S. The Fund may also invest no more than 30% in emerging markets securities.

JNL/Invesco Mid Cap Value Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks total return through growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations generally in the range of $2 billion to $10 billion or in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

JNL/Invesco Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of small-capitalization companies. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 ® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments. The Fund may also invest up to 25% of its total assets in foreign securities.

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks capital growth over the long-term by investing, under normal market circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company’s shares. The Fund may also invest up to 20% of its total assets in all types of foreign securities.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in U.S. Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, and repurchase agreements related to the principal investments. The Fund may also invest in high-quality corporate debt securities.

JNL/Lazard Emerging Markets Fund (Please Note: The Investment Division investing in the JNL/Lazard Emerging Markets Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries. The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

JNL/Mellon Capital 10 x 10 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation and income by investing in Class I shares of the following Underlying Funds:

➢	50% in the JNL/Mellon Capital JNL 5 Fund;

➢	10% in the JNL/Mellon Capital S&P 500 Index Fund;

➢	10% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;

➢	10% in the JNL/Mellon Capital Small Cap Index Fund;

➢	10% in the JNL/Mellon Capital International Index Fund; and

➢	10% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Bond Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income securities. The Fund seeks to provide a moderate rate of income by investing in domestic fixed-income investments.

JNL/Mellon Capital Consumer Staples Sector Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Consumer Staples Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the consumer staples sector to the extent such industries are represented in the Index.

JNL/Mellon Capital Emerging Markets Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in stocks included in the MSCI Emerging Markets Index (“Index”), including depositary receipts representing securities of the Index.  The Fund attempts to replicate the Index by investing all or substantially all of its assets in the securities that comprise the Index.

JNL/Mellon Capital European 30 Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to provide capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stock of 30 companies selected from the MSCI Europe Index.

JNL/Mellon Capital Index 5 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by investing in Class I shares of the following Underlying Funds:

➢	20% in the JNL/Mellon Capital S&P 500 Index Fund;

➢	20% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;

➢	20% in the JNL/Mellon Capital Small Cap Index Fund;

➢	20% in the JNL/Mellon Capital International Index Fund; and

➢	20% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Industrials Sector Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Industrials Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the industrials sector to the extent such industries are represented in the Index.

JNL/Mellon Capital International Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to match the performance of the MSCI Europe Australia Far East (“MSCI EAFE”) Index. The Fund invests in international equity securities attempting to match the characteristics of each country within the index. Under normal circumstances the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index in order to provide long-term capital growth.

JNL/Mellon Capital Materials Sector Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Materials Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the materials sector to the extent such industries are represented in the Index.

JNL/Mellon Capital MSCI KLD 400 Social Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to track the investment results of the MSCI KLD 400 Social Index, which is a free float-adjusted market capitalization index designed to target U.S. companies that have positive environmental, social and governance characteristics.

JNL/Mellon Capital Pacific Rim 30 Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stock of 30 companies selected from the MSCI Pacific Index.

JNL/Mellon Capital Real Estate Sector Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Real Estate Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the real estate sector to the extent such industries are represented in the Index.

JNL/Mellon Capital S&P 1500 Growth Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to match the performance of the S&P 1500 ® Growth Index. The Fund is constructed to mirror the S&P 1500 ® Growth Index to provide long-term capital growth. Under normal circumstances the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 1500 Growth Index (“Index”) in proportion to their market capitalization weighting in the Index.

JNL/Mellon Capital S&P 1500 Value Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to match the performance of the S&P 1500 ® Value Index. The Fund is constructed to mirror the S&P 1500 ® Value Index to provide long-term capital growth. Under normal circumstances the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 1500 Value Index (“Index”) in proportion to their market capitalization weighting in the Index.

JNL/Mellon Capital S&P 400 MidCap Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to match the performance of the S&P MidCap 400 Index. The Fund invests in equity securities of medium capitalization-weighted domestic corporations. Under normal circumstances the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index in order to provide long-term capital growth.

JNL/Mellon Capital S&P 500 Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to match the performance of the S&P 500 ® Index. The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index in order to provide long-term capital growth.

JNL/Mellon Capital Small Cap Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to match the performance of the S&P SmallCap 600 Index and provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies. The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the S&P SmallCap 600 Index in proportion to their market capitalization weighting in the Index.

JNL/MFS Mid Cap Value Fund
Jackson National Asset Management, LLC (and Massachusetts Financial Services Company d/b/a MFS Investment Management)
Seeks capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in issues with medium market capitalizations.

JNL/Neuberger Berman Strategic Income Fund
Jackson National Asset Management, LLC (and Neuberger Berman Investment Advisers LLC)
Seeks high current income with long-term capital appreciation as its secondary objective by investing primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund’s investments may include securities issued by domestic and foreign governments, corporate entities, and trust structures. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; corporate bonds; commercial paper; currencies and non-U.S. securities; mortgage-backed securities and other asset-backed securities; and loans.

JNL/Oppenheimer Global Growth Fund
Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)
Seeks capital appreciation by investing mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid-capitalization and large-capitalization companies.

JNL/PIMCO Income Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing, under normal circumstances, at least 65% of its total assets in a multi-sector portfolio of Fixed-Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments, which include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

JNL/PPM America Floating Rate Income Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to provide a high level of current income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in floating rate loans and other floating rate investments, floating rate notes, other floating rate debt securities, structured products, (including, commercial mortgage-backed securities, asset-backed securities, and collateralized loan obligations which are debt securities typically issued by special purpose vehicles and secured by loans), money market securities of all types, repurchase agreements, shares of money market funds, short-term bond funds and floating rate funds.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to maximize current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in (net assets plus the amount of any borrowings made for investment purposes) high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined to be of comparable quality. The Fund may also invest 35% of its total assets in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

JNL/PPM America Mid Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies. The market capitalization range of the Index will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell such company's securities.

JNL/PPM America Small Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index (“Index”) under normal market conditions at the time of initial purchase. The market capitalization range of the Index will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell such company's securities.

JNL/PPM America Total Return Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents. The Fund may also invest in derivative instruments.

JNL/PPM America Value Equity Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, in a diversified portfolio of equity securities of domestic companies. Such companies will typically have market capitalizations within the range of companies constituting the S&P 500 Index

(“Index”) under normal market conditions at the time of the initial purchase. At least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) will be invested, under normal circumstances, in equity securities.

JNL/S&P 4 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the Class I shares of the following four Underlying Funds on a specific date each year:

➢	25% in JNL/S&P Competitive Advantage Fund;

➢	25% in JNL/S&P Dividend Income & Growth Fund;

➢	25% in JNL/S&P Intrinsic Value Fund; and

➢	25% in JNL/S&P Total Yield Fund.

JNL/S&P Competitive Advantage Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and BNY Mellon Asset Management North America Corporation)
Seeks capital appreciation by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that are believed to have superior profitability, as measured by return on invested capital, and trade at relatively attractive valuations.

JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and BNY Mellon Asset Management North America Corporation)
Seeks primarily capital appreciation with secondary focus on current income by investing in the stock of 33 to 99 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that have attractive dividend yields and strong capital structures as determined by Standard & Poor’s Investment Advisory Services LLC.

JNL/S&P Intrinsic Value Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and BNY Mellon Asset Management North America Corporation)
Seeks capital appreciation by investing in the stock of 30 to 90 distinct companies (generally ranging from 45 to 60 distinct companies) included in the S&P 500® Index that generate strong free cash flows and sell at relatively attractive valuations.

JNL/S&P Managed Aggressive Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates up to 80%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-20% to Underlying Funds that invest primarily in fixed-income securities and 0%-10% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Conservative Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks current income, with capital growth as a secondary objective, by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 10%-30% of its assets to Underlying Funds that invest primarily in equity securities, 70%-90% to Underlying Funds that invest primarily in fixed-income securities and 0%-30% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth, with current income as a secondary objective, by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.

Under normal circumstances, the Fund allocates approximately 70%-90% of its assets to Underlying Funds that invest primarily in equity securities, 10%-30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks current income and capital growth by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 30%-50% of its assets to Underlying Funds that invest primarily in equity securities, 50%-70% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth and current income by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 50%-70% of its assets to Underlying Funds that invest primarily in equity securities, 30%-50% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Mid 3 Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and BNY Mellon Asset Management North America Corporation)
Seeks capital appreciation by investing in common stocks of companies that are identified by a model based on three separate investment strategies. Under normal circumstances, the Fund invests approximately 1/3 of its net assets in the following strategies:

➢	MID Competitive Advantage Strategy;

➢	MID Intrinsic Value Strategy; and

➢	MID Total Equity Yield Strategy.

JNL/S&P Total Yield Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and BNY Mellon Asset Management North America Corporation)
Seeks capital appreciation by investing in the stock of 30 to 90 distinct companies (generally ranging from 40 to 65 distinct companies) included in the S&P 500® Index that generate positive cash flow and have a strong track record, as determined by Standard & Poor’s Investment Advisory Services LLC of returning cash to investors, such as through dividends, share repurchases or debt retirement.

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term growth of capital by investing generally in common stocks of large-capitalization companies. The sub-adviser generally seeks investments in stocks of large-capitalization companies, which the Sub-Adviser defines as a company whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index, and that has one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.

JNL/T. Rowe Price Mid-Cap Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc. and BNY Mellon Asset Management North America Corporation)
Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized

(mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company.

JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities, including securities in emerging markets. Normally, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds. The Fund will only purchase securities that are rated within one of the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) at the time of purchase by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by the sub-adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued. Stock holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies. The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities, including securities that are economically tied to emerging markets. Income is a secondary objective.

JNL/Vanguard Global Bond Market Index Fund
Jackson National Asset Management, LLC
Seeks a balance between current income and growth of capital by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard Sector Bond Index Funds, Vanguard Bond Index Funds, and Vanguard Total International Bond Index Fund.

JNL/Vanguard Growth Allocation Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 70% to 90% (with a target allocation of 80%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 10% to 30% (with a target allocation of 20%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard International Stock Market Index Fund
Jackson National Asset Management, LLC
Seeks long-term capital appreciation by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard FTSE All-World ex-US Index Fund, FTSE All-World ex-US Small-Cap Index Fund, Vanguard International Stock Index Funds, Vanguard Developed Markets Index Fund and Vanguard Total International Stock Index Fund.

JNL/Vanguard Moderate Allocation Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 30% to 50% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 50% to 70% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard Moderate Growth Allocation Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 50% to 70% (with a target allocation of 60%) of the Fund’s assets to

Underlying ETFs that invest primarily in equity securities and 30% to 50% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard U.S. Stock Market Index Fund
Jackson National Asset Management, LLC
Seeks long-term capital appreciation by investing in Admiral Class shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard U.S. Stock Index Large-Capitalization Funds, the Vanguard U.S. Stock Index Small-Capitalization Funds and Vanguard U.S. Stock Index Mid-Capitalization Funds.

JNL/WMC Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stocks and investment grade fixed-income securities. The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including investment-grade corporate bonds, U.S. Treasury and government agency bonds, mortgage-backed securities, asset-backed securities, and commercial-backed securities. Cash and cash equivalents are included in the fixed income fund weighting.

JNL/WMC Government Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in, under normal circumstances, at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are "collateralized fully" (i.e., collateralized by cash or government securities).

JNL/WMC Value Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $10 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

JNL Variable Fund LLC

JNL/Mellon Capital Consumer Discretionary Sector Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Consumer Discretionary Index in proportion to their market capitalization weighting in the MSCI USA IMI Consumer Discretionary Index.

JNL/Mellon Capital DowSM Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through a combination of capital appreciation and dividend income by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the thirty securities which comprise the Dow Jones Industrial Average (“DJIA”), with the weight of each security in the Fund substantially corresponding to the weight of such security in the DJIA.

JNL/Mellon Capital Energy Sector Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Energy Index in proportion to their market capitalization weighting in the MSCI USA IMI Energy Index.

JNL/Mellon Capital Financial Sector Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the MSCI USA IMI

Financials Index in proportion to their market capitalization weighting in the MSCI USA IMI Financials Index.

JNL/Mellon Capital Healthcare Sector Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in the MSCI USA IMI Health Care Index.

JNL/Mellon Capital Information Technology Sector Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in the MSCI USA IMI Information Technology Index.

JNL/Mellon Capital JNL 5 Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income by investing in the securities that are identified by a model based on five different specialized strategies:

➢	20% in the DowSM 10 Strategy, a dividend yielding strategy;

➢	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;

➢	20% in the Global 15 Strategy, a dividend yielding strategy;

➢	20% in the 25 Strategy, a dividend yielding strategy; and

➢	20% in the Select Small-Cap Strategy, a small capitalization strategy.

JNL/Mellon Capital MSCI World Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to match the performance of the MSCI World Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI World Index or derivative securities economically related to the MSCI World Index. The Fund seeks to match the performance and characteristics of the MSCI EAFE Index.

JNL/Mellon Capital Nasdaq® 100 Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return by investing in the securities which comprise the NASDAQ-100 Index ® . The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the NASDAQ 100 Index in proportion to their market capitalization weighting in the NASDAQ 100 Index.

JNL/Mellon Capital S&P® SMid 60 Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks capital appreciation by investing in the 30 securities that comprise the Standard & Poor's MidCap 400 Index and 30 that comprise the Standard & Poor's SmallCap 600 Index. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The sub-adviser follows a process that attempts to select small and mid-capitalization companies that are likely to be in an earlier stage of their economic life cycle than mature large-capitalization companies.

JNL/Mellon Capital Telecommunications Sector Fund
(Please Note: The Investment Division investing in the JNL/Mellon Capital Telecommunications Sector Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.

Jackson Variable Series Trust

JNL Conservative Allocation Fund
Jackson National Asset Management, LLC
Seeks the generation of income through investment in other funds (the “Underlying Funds”). The Fund allocates its assets to Class I shares of Underlying Funds that invest primarily in fixed-income and other income-oriented securities (including high-yield ("junk") bonds) of issuers in the U.S. and foreign countries, including emerging markets.

JNL Moderate Allocation Fund
Jackson National Asset Management, LLC
Seeks a balance between the generation of income and the long-term growth of capital through investment in other funds (the “Underlying Funds”). The Fund allocates its assets to Class I shares of Underlying Funds that invest primarily in fixed-income and other income-oriented securities (including high-yield ("junk") bonds) as well as dividend-paying equity securities of issuers in the U.S. and foreign countries, including emerging markets.

JNL/DoubleLine® Total Return Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks to maximize total return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds.

JNL/FAMCO Flex Core Covered Call Fund
Jackson National Asset Management, LLC (and Ziegler Capital Management, LLC)
Seeks long-term capital appreciation while reducing the downside risk of equity investments by investing in a portfolio of equity securities and writing (selling) call options on at least 80% of the Fund’s assets (net assets plus the amount of any borrowings made for investment purposes). Over a market cycle, the Fund seeks to achieve its objective by investing in a portfolio consisting primarily of large capitalization common stocks of U.S. corporations and U.S. dollar-denominated equity securities of foreign issuers (including American Depositary Receipts (“ADRs”)), in each case traded on U.S. securities exchanges, and on an ongoing basis, writing (selling) covered call options.

JNL/PIMCO Credit Income Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements.

JNL/T. Rowe Price Capital Appreciation Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term capital appreciation by investing primarily in common stocks. The Fund may also hold fixed income and other securities to help preserve principal value. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 50% of its total assets in common stocks. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Fund’s objective. The Fund may invest up to 25% of its total assets in foreign securities.

JNL/The Boston Company Equity Income Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return (consisting of capital appreciation and income). Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Fund may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar Funds will be comparable even though the Funds have the same investment sub-advisers. The Funds described are available only through variable annuity Contracts issued by Jackson of NY. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the summary prospectuses for the Funds and/or the prospectuses for the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust carefully before investing. The summary prospectuses for the Funds are attached to this prospectus. The summary prospectuses for the Funds and prospectuses for the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust may also be obtained at no charge by calling 1-800-599-5651 (Jackson of NY Service Center), by writing P.O. Box 24068, Lansing, Michigan 48909-4068, or by visiting www.jackson.com . Additional Funds and Investment Divisions may be available in the future.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract. These charges may be a lesser amount as described below, but will not be increased, except as described below. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charges. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.65% of the average daily net asset value of your allocations to the Investment Divisions. For Contracts purchased before September 28, 2009, the Mortality and Expense Risk Charge is 1.50%. For Contracts purchased between September 28, 2009 and August 28, 2011, the Mortality and Expense Risk Charge is 1.55%. This charge does not apply to the Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations and include:

•	to make income payments for the life of the Annuitant during the income phase; and

•	to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charges.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $30 annual contract maintenance charge on each anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and the Fixed Account based on the proportion their respective values bear to the Contract Value. We will not deduct this charge, if when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

Transfer Charge. You must pay $25 for each transfer in excess of 25 in a Contract Year. For this purpose, all transfers that are processed on the same Business Day will be considered as one transfer. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require.

Contract Enhancement Charge.

PLEASE NOTE: EFFECTIVE OCTOBER 15, 2012, THIS ENDORSEMENT IS NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

A 2% Contract Enhancement is available to select for a charge that equals 0.395% on an annual basis for a period of five Contract Years. This charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. This charge will also be assessed against any amounts you have allocated to the Fixed Account by reducing the base rate by the applicable charge percentage, but never below the minimum guaranteed interest rate (assuming no withdrawals). (For more information about the Fixed Account, please see “THE FIXED ACCOUNT” beginning on page 18.)

Due to the Contract Enhancement charge listed above, it is possible that upon surrender, you will receive less money back than if you had not elected the Contract Enhancement.

Contract Enhancement Recapture Charge.

PLEASE NOTE: EFFECTIVE OCTOBER 15, 2012, THIS ENDORSEMENT IS NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

If you select the optional 2% Contract Enhancement and make a partial or total withdrawal from your Contract in the first five Contract Years after a Premium is received, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancement that we credited to your Contract based on your Premiums. The recapture charge is applied to withdrawals when:

•	the Contract is returned during the free look period;

•	withdrawals exceed the required minimum distribution of the Internal Revenue Code (the entire withdrawal will be assessed the applicable recapture charge);

•	there is a total withdrawal.

The percentage amount of the recapture charge depends upon (i) the corresponding declining amount of the Contract Enhancement based on the Contract Year when the Premium payment being withdrawn was received and (ii) when the charge is imposed based on the Completed Years since the receipt of the related Premium. The percentage amounts of the recapture charges are as follows (please see the examples in Appendix B showing how these recapture charges are applied to withdrawals):

Contract Enhancement Recapture Charge (as a percentage of the corresponding Premium payment withdrawn if the optional Contract Enhancement is selected)
2% Contract Enhancement
Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	2%	2%	1.25%	1.25%	0.50%	0%	0%	0%
1-2	2%	1.25%	1.25%	0.50%	0%	0%	0%	0%
2-3	1.25%	1.25%	0.50%	0%	0%	0%	0%	0%
3-4	1.25%	0.50%	0%	0%	0%	0%	0%	0%
4-5	0.50%	0%	0%	0%	0%	0%	0%	0%
5-6	0%	0%	0%	0%	0%	0%	0%	0%
6-7	0%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

For Contracts purchased before May 1, 2010

Contract Enhancement Recapture Charge (as a percentage of the corresponding first year Premium payment withdrawn if an optional Contract Enhancement is selected*)

Completed Years Since Receipt of Premium Payment	0-1	1-2	2-3	3-4	4-5	5+
Recapture Charge	2%	2%	1.25%	1.25%	0.5%	0
* For Contracts purchased before May 1, 2010, Premium payments received after the first Contract Year are not eligible for a Contract Enhancement and, therefore, those Premium payments are not subject to a recapture charge.

If you return your Contract during the free look period, the entire amount of any Contract Enhancement will be recaptured.

The recapture charge percentage will be applied to the corresponding Premium reflected in the amount withdrawn. (Please see the examples in Appendix B). The amount recaptured will be taken from the Investment Divisions and the Fixed Account in the proportion their respective values bear to the Contract Value. The dollar amount recaptured from the corresponding Premium will never exceed the dollar amount of the Contract Enhancement added to the Contract with respect to that Premium payment.

We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works. However, we do not assess the recapture charge on any amounts paid out as:

•	death benefits; or

•
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge).

FutureGuard Guaranteed Minimum Income Benefit Charge.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for FutureGuard depends on the endorsement's availability and the frequency of deduction, as explained below.

For Contracts with this GMIB purchased on and after January 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).

For Contracts with this GMIB purchased from January 10, 2005 through January 16, 2006 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account in the same proportions that the respective allocations bear to your Contract Value. Monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. The quarterly charge is waived with respect to the Fixed Account to the extent its deduction would result in a net interest rate of less than the Fixed Account minimum interest rate. The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GMIB Benefit Base. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GMIB Benefit Base, please see “FutureGuard Guaranteed Minimum Income Benefit” beginning on page 241. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection, as applicable. Similarly, the charge is prorated upon termination of the endorsement. PLEASE NOTE: The charge for this GMIB will be deducted even if you never use the benefit. Also, this GMIB only applies to certain optional income payments.

FutureGuard 6 Guaranteed Minimum Income Benefit Charge.

PLEASE NOTE: EFFECTIVE APRIL 6, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge is 0.075% of the GMIB Benefit Base each Contract Month (0.90% annually). We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value. The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GMIB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GMIB Benefit Base, please see “FutureGuard 6 Guaranteed Minimum Income Benefit” beginning on page 244. PLEASE NOTE: The charge for this GMIB will be deducted even if you never use the benefit. Also, this GMIB only applies to certain optional income payments.

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract. For more information about the GWB, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 71. The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Contracts to which this GMWB is added on and after January 17, 2006 (subject to availability), the charge is:

Maximum Annual Charge	Current Annual Charge
Monthly	Monthly
0.75%	0.42%

You pay the applicable annual percentage of the GWB each Contract Month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling Accumulation Units rather than as part of the calculation to determine the value of an Accumulation Unit. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

For Contracts to which this GMWB was added before January 17, 2006, the charge is:

Maximum Annual Charge	Current Annual Charge
0.70%	0.40%

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this GMWB is added on and after January 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 71. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you select the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up on or after May 1, 2010, you pay the charge, currently 0.05% of the GWB each Contract Month (0.60% annually), subject to a maximum annual charge of 1.20%. If you selected the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up before May 1, 2010, you pay the charge, currently 0.0375% of the GWB each Contract Month (0.45% annually), subject to a maximum annual charge of 0.81%. We will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 74.

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge: on new Contracts, if you select this benefit after your Contract is issued (subject to availability), or upon election of a step-up – subject to the applicable maximum charge.

The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit With 5-year Step-Up” beginning on page 74. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 79.

Annual Charge	Maximum	Current
For endorsements purchased on or after May 1, 2011	1.74%	0.87%
For endorsements purchased before May 1, 2011	1.47%	0.66%
Charge Basis	GWB
Charge Frequency	Monthly	Monthly

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

For GMWBs purchased prior to May 1, 2011, the following charge reductions may apply. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. After the fifth Contract Anniversary if no withdrawals have been taken, you will pay 0.0375% of the GWB each Contract Month (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued (subject to availability); or, for GMWBs issued before May 1, 2011, with a step-up that you request (not on step-ups that are automatic) – subject to the maximum annual charge.

For GMWBs issued on or after May 1, 2011, we may also change the charge when there is a step-up on or after the second Contract Anniversary, subject to the maximum annual charge. In this case, if the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary or Contract Quarterly Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase. You may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 days prior to the Contract Anniversary or Contract Quarterly Anniversary.

We stop deducting this charge on the earlier of the date that the GMWB is terminated, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (AutoGuard 5)” beginning on page 79. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 83.

Annual Charge	Maximum	Current
For endorsements purchased on or after May 1, 2011	2.04%	1.02%
For endorsements purchased before May 1, 2011	1.62%	0.87%
Charge Basis	GWB
Charge Frequency	Monthly	Monthly

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the

Investment Divisions. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

For GMWBs purchased before May 1, 2011, the following charge reductions may apply. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually).

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued (subject to availability); or, for GMWBs issued before May 1, 2011, with a step-up that you request (not on step-ups that are automatic) – subject to the maximum annual charge.

For GMWBs issued on or after May 1, 2011, we may also change the charge when there is a step-up on or after the second Contract Anniversary, subject to the maximum annual charge. In this case, if the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary or Contract Quarterly Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase. You may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 days prior to the Contract Anniversary or Contract Quarterly Anniversary.

We stop deducting this charge on the earlier of the date that the GMWB is terminated, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (AutoGuard 6)” beginning on page 83. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”) Charge. If you select the 5% GMWB Without step-up, you will pay 0.0175% of the GWB each Contract Month (0.21% annually). The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 87.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

Similarly, the charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. After the fifth Contract Anniversary if no withdrawals have been taken, you will pay 0.0125% of the GWB each Contract Month. After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month.

We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.51% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 87. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 90. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum	Current
Ages 45 – 49	0.87%	0.42%
50 – 54	0.87%	0.42%
55 – 59	1.20%	0.66%
60 – 64	1.32%	0.75%
65 – 69	1.47%	0.90%
70 – 74	0.87%	0.51%
75 – 80	0.60%	0.36%
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 93. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 90. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 94. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum	Current
Ages 45 – 49	1.02%	0.57%
50 – 54	1.17%	0.72%
55 – 59	1.50%	0.96%
60 – 64	1.50%	0.96%
65 – 69	1.50%	0.96%
70 – 74	0.90%	0.57%
75 – 80	0.66%	0.42%
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated upon termination of the endorsement for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 99. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 94. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 101. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum	Current
Ages 45 – 49	0.87%	0.42%
50 – 54	1.02%	0.57%
55 – 59	1.47%	0.87%
60 – 64	1.47%	0.87%
65 – 69	1.20%	0.66%
70 – 74	0.75%	0.36%
75 – 80	0.57%	0.30%
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up” beginning on page 105. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up” beginning on page 101. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 107. The charge varies by age group (see table below), and both Covered Lives must be within the eligible age range.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum	Current
Ages 45 – 49	1.02%	0.57%
50 – 54	1.02%	0.57%
55 – 59	1.35%	0.81%
60 – 64	1.47%	0.90%
65 – 69	1.62%	1.05%
70 – 74	1.02%	0.66%
75 – 80	0.75%	0.51%
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 112. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 107. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Annual Step-Up” beginning on page 113. The charge varies by age group (see table below) and both Covered Lives must be within the eligible age range.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum	Current
Ages 45 – 49	1.11%	0.66%
50 – 54	1.26%	0.81%
55 – 59	1.71%	1.11%
60 – 64	1.71%	1.11%
65 – 69	1.47%	0.90%
70 – 74	1.02%	0.60%
75 – 80	0.81%	0.57%
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 118. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 113. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”) Charge. If you select the For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 120.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.50% annually.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 125. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 120. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”) Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.0975% of the GWB each Contract Month (1.17% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 126.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.71% annually.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 133. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 126. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”) Charge. If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up” beginning on page 134. We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE: EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.50% annually. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 141. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 134. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom GMWB only. If you purchase the LifeGuard Freedom DB, additional charges apply for that benefit. Please see “Optional Death Benefit - LifeGuard Freedom DB Charge” on page 60 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”) Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.105% of the GWB each Contract Month (1.26% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up” beginning on page 144. We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE: EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.86% annually. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 151. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 144. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge. If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 154. We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE: EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.50% annually. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 160. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 154. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom 6 GMWB only. If you purchase the LifeGuard Freedom 6 DB, additional charges apply for that benefit. Please see “Optional Death Benefit - LifeGuard Freedom 6 DB Charge” under “Contract Charges”, beginning on page 60 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.105% of the GWB each Contract Month (1.26% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 163. We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE: EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.86% annually. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 170. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 163. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. The percentage varies depending on which GAWA% table you elect (see table below). For more information about the GWB and the different GAWA% tables, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 172.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

Annual Charge	Maximum	Current
With Income Stream Level 1 GAWA% Table	1.74%	0.87%
With Income Stream Level 2 GAWA% Table	1.92%	0.96%
With Income Stream Level 3 GAWA% Table	2.10%	1.05%
With Income Stream Level 4 GAWA% Table	2.52%	1.26%
With Income Stream Level 5 GAWA% Table	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly

*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix H for the applicable charges (including charges for the Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Month. We will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you elect this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix H for the maximum annual charges for GMWBs issued before September 15, 2014). We may also change the charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this endorsement was issued before October 11, 2010), again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 182. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 172. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. The percentage varies depending on which GAWA% table you elect (see table below). For more information about the GWB and the different GAWA% tables, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 184.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

Annual Charge	Maximum	Annual
With Income Stream Level 1 GAWA% Table	2.34%	1.17%
With Income Stream Level 2 GAWA% Table	2.70%	1.35%
With Income Stream Level 3 GAWA% Table	3.00%	1.62%
Charge Basis	GWB
Charge Frequency	Monthly

*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix H for the applicable charges (including charges for the Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Month. We will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you elect this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix H for the maximum annual charges for the GMWBs issued before September 15, 2014). We may also change the charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this endorsement was issued before October 11, 2010), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 195. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 184. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 197. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

For Contracts to which this GMWB was added before May 1, 2006 (subject to availability), the charge for each age group is:

Annual Charge	Maximum	Current
Ages 60 – 64	1.32%	0.90%
65 – 69	0.87%	0.60%
70 – 74	0.60%	0.51%
75 – 80	0.51%	0.42%
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each Contract Month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

For Contracts to which this GMWB was added before January 17, 2006, the charge for each age group is:

Annual Charge	Maximum	Current
Ages 60 – 64	1.30%	0.90%
65 – 69	0.85%	0.60%
70 – 74	0.60%	0.50%
75 – 80	0.50%	0.40%
Charge Basis	Investment Divisions
Charge Frequency	Daily

You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 201. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 197. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 203. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

For Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006 (subject to availability), the charge for each age group is:

Annual Charge	Maximum	Current
Ages 50 – 54	0.87%	0.66%
55 – 59	0.66%	0.51%
60 – 64	0.51%	0.36%
65 – 69	0.36%	0.27%
70 – 74	0.30%	0.21%
75 – 80	0.21%	0.15%
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each Contract Month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

For Contracts to which this GMWB was added before January 17, 2006, the charge for each age group is:

Annual Charge	Maximum	Current
Ages 50 – 54	0.85%	0.65%
55 – 59	0.65%	0.50%
60 – 64	0.50%	0.35%
65 – 69	0.35%	0.25%
70 – 74	0.30%	0.20%
75 – 80	0.20%	0.15%
Charge Basis	Investment Divisions
Charge Frequency	Daily

You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement is added from January 17, 2006 through April 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement even if the For Life Guarantee would become invalid through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 207. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 203. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. The percentage varies depending on which GAWA% table you elect (see tables below). For more information about the GWB and the different GAWA% tables, please see “LifeGuard Freedom Flex GMWB” beginning on page 211.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

LifeGuard Freedom Flex GMWB With Income Stream Level 1 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.20%	0.60%
6% Bonus and Annual Step-Up	1.44%	0.72%
7% Bonus and Annual Step-Up	1.74%	0.87%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 2 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.44%	0.72%
6% Bonus and Annual Step-Up	1.62%	0.81%
7% Bonus and Annual Step-Up	1.92%	0.96%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex With GMWB With Income Stream Level 3 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.62%	0.81%
6% Bonus and Annual Step-Up	1.80%	0.90%
7% Bonus and Annual Step-Up	2.10%	1.05%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 4 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.04%	1.02%
6% Bonus and Annual Step-Up	2.22%	1.11%
7% Bonus and Annual Step-Up	2.52%	1.26%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 5 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.52%	1.26%
6% Bonus and Annual Step-Up	2.70%	1.35%
7% Bonus and Annual Step-Up	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly

*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix H for the applicable charges (including charges for the Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Month. We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value. Monthly charges are deducted in the same manner. We deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix H for the maximum annual charges for the GMWBs issued before September 15, 2014). We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. We will, however, stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “LifeGuard Freedom Flex GMWB” beginning on page 220. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “LifeGuard Freedom Flex GMWB” beginning on page 211. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom Flex GMWB only. If you purchased the LifeGuard Freedom Flex DB, additional charges apply. Please see “Optional Death Benefit - LifeGuard Freedom Flex DB Charge” under “Contract Charges” beginning on page 61 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. The percentage varies depending on which GAWA% table you elect (see tables below). For more information about the GWB and the different GAWA% tables, please see “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 222.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 1 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.80%	0.90%
6% Bonus and Annual Step-Up	2.04%	1.02%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 2 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.22%	1.11%
6% Bonus and Annual Step-Up	2.40%	1.20%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 3 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.70%	1.35%
6% Bonus and Annual Step-Up	2.94%	1.47%
Charge Basis	GWB
Charge Frequency	Monthly

*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix H for the applicable charges (including charges for the Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Month. We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value. Monthly charges are deducted in the same manner. We deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix H for the maximum annual charges for the GMWBs issued before September 15, 2014). We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. We will, however, stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 231. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 222. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GMWB Charge Base (see table below).

Annual Charge	Maximum	Current
	2.22%	1.11%
Charge Basis	GMWB Charge Base
Charge Frequency	Monthly	Monthly

GMWB Charge Base. At election, the GMWB Charge Base is equal to the Guaranteed Withdrawal Balance (“GWB”). After each subsequent purchase payment, the GMWB Charge Base is increased by the amount of the purchase payment net of any applicable Premium taxes, subject to a maximum of $5,000,000. The GMWB Charge Base is not reduced for withdrawals unless a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or Stretch RMD, as applicable. In this case, the GMWB Charge Base is reduced for the Excess Withdrawal amount in the same proportion as the Contract Value is reduced by the Excess Withdrawal. The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the Stretch RMD, as applicable.

For more information about the GAWA and Stretch RMD, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) beginning on page 233.

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GMWB Charge Base. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or elections after issue (subject to availability) subject to the applicable maximum charge. The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier of the date the endorsement terminates, or the date your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (‘MarketGuard Stretch GMWB’)” beginning on page 233. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Optional Death Benefit – Highest Anniversary Value Death Benefit Charge. There is no charge for the Contract's basic death benefit. However, if you select the Highest Anniversary Value Death Benefit, you will pay 0.25%, subject to a maximum of 0.40% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

Optional Death Benefit – LifeGuard Freedom DB Charge. PLEASE NOTE: EFFECTIVE SEPTEMBER 28, 2009, THE LIFEGUARD FREEDOM DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT. There is no additional charge for the Contract's basic death benefit. However, if you select the LifeGuard Freedom DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom GMWB, you will pay two separate charges for the combined benefit. For LifeGuard Freedom DB, you will pay 0.60% of the GMWB Death Benefit annually (0.05% each Contract Month). The charge for LifeGuard Freedom DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom GMWB, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Month at the rate of 0.96% annually. For more information about the GMWB Death Benefit, please see “LifeGuard Freedom DB” under “Optional Death Benefits”, beginning on page 248. For more information about the charges for LifeGuard Freedom GMWB, please see page 49, and for benefit information, including the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 134.

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value. The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge. We stop deducting this charge on the date you annuitize.

Optional Death Benefit – LifeGuard Freedom 6 DB Charge. There is no additional charge for the Contract's basic death benefit. However, if you select the LifeGuard Freedom 6 DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB, you will pay two separate charges for the combined benefit. For LifeGuard Freedom 6 DB, you will pay 0.60% of the GMWB Death Benefit annually (0.05% each Contract Month). The charge for LifeGuard Freedom 6 DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom 6 GMWB, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Month at the rate of 0.96% annually. For more information about the GMWB Death Benefit, please see “LifeGuard Freedom 6 DB” under “Optional Death Benefits”, beginning on page 249. For more information about the charges for LifeGuard Freedom 6 GMWB, please see page 51, and for benefit information, including the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 154.

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value. The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge. We stop deducting this charge on the date you annuitize. PLEASE NOTE: EFFECTIVE OCTOBER 11, 2010, THE LIFEGUARD FREEDOM 6 DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Optional Death Benefit – LifeGuard Freedom Flex DB Charge. If you select the LifeGuard Freedom Flex DB optional death benefit, which was only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options), you will pay two separate charges for the combined benefit. For LifeGuard Freedom Flex DB, you will pay 0.72% of the GMWB Death Benefit annually (0.06% each Contract Month). The charge for LifeGuard Freedom Flex DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom Flex GMWB, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Month at the current rate of 0.96% annually. For more information about the GMWB Death Benefit, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 251. For more information about the charges for LifeGuard Freedom Flex GMWB, please see page 56 , and for benefit information, including the GWB, please see “LifeGuard Freedom Flex GMWB” beginning on page 211.

We deduct the charge from your Contract Value. The charge is deducted from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

PLEASE NOTE: EFFECTIVE JUNE 27, 2011, THE LIFEGUARD FREEDOM FLEX DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Other Expenses. We pay the operating expenses of the Separate Account including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Fund. These expenses are described in the attached summary prospectuses for the Funds. For more information, please see the “Total Annual Fund Operating Expenses” table beginning on page 11.

Premium Taxes. We pay any Premium taxes and may make a deduction from your Contract Values for them. Currently, the deduction would be 2% of a Premium payment, but we are not required to pay Premium taxes.

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (“Distributor”), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. Distributor also serves as distributor of other variable insurance products issued by Jackson of NY and its parent, Jackson National Life Insurance Company (“Jackson”).

Distributor is a wholly owned subsidiary of Jackson. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). Distributor is not a member of the Securities Investor Protection Corporation (“SIPC”). For more information on broker-dealers and their registered representatives, you may use the FINRA BrokerCheck program via telephone (1-800-289-9999) or the Internet (http://brokercheck.finra.org).

The Contracts are offered to customers of various financial institutions, brokerage firms and their affiliate insurance agencies (each a "Financial Institution," collectively "Financial Institutions"). No Financial Institution has any legal responsibility to pay amounts that are owed under the Contracts. The obligations and guarantees under the Contracts are the sole responsibility of Jackson. The Financial Institutions are responsible for delivery of various related disclosure documents and the accuracy of their oral description and suitable recommendation of the purchase of the Contracts.

Commissions are paid to Financial Institutions that sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, trail commissions may also be paid. Commissions may also be paid on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years. The Financial Institutions determine the amount of the commission that will be paid to their registered representatives. The amounts paid may vary based upon the practices of each Financial Institution. We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the Financial Institution waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law.

Under certain circumstances, the Distributor and/or Jackson of NY or our affiliates may make payments to Financial Institutions in addition to commissions, in connection with the sale of Jackson and Jackson of NY variable insurance products. These payments and/or reimbursements are in recognition of marketing, distribution, and/or administrative support provided by the Financial Institution and may not be offered to all Financial Institutions. The terms of these arrangements vary widely depending on, among other things, products offered; the level and type of marketing, distribution, and administrative support services provided; assets under management; the volume of sales; and the level of access we are provided to the registered representatives of the Financial Institution. Such payments may influence Financial Institutions and/or their registered representatives to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the FINRA rules of conduct and Department of Labor (“DOL”) rules and regulations. While such compensation may be significant, it will not result in any additional direct charge by us to you.

Under these compensation structures, the Distributor and/or Jackson of NY or our affiliates may make marketing allowance payments and marketing support payments to the Financial Institutions. Marketing allowance payments are payments that are designed as consideration for product placement and distribution, and sales volume. Marketing allowance payments are generally based on a fixed percentage of annual product sales and generally range from 10 to 50 basis points (0.10% to 0.50%). Payments may also be based on a percentage of assets under management or paid as a specified dollar amount. Marketing support payments may be in the form of cash and/or non-cash compensation to or on behalf of Financial Institutions and their registered representatives, and are intended to provide us with exposure to registered representatives so that we may build relationships or educate them about product features and benefits. Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses); client and prospecting events; speaker fees; business development and educational enhancement items (such as software packages containing information for broker use, or prospecting lists); sponsorship payments for participation at conferences and meetings; and other support services, including payments to third party vendors for such services. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to applicable laws and regulations including FINRA rules of conduct and DOL rules and regulations, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items, occasional meals, and entertainment. Registered representatives may qualify for different levels of sales and service support depending on the volume of business that they do with us.

We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges.

The alphabetical listing below details the 20 Financial Institutions that received the largest amounts of marketing allowance payments and/or marketing support payments in 2017 from the Distributor and/or Jackson of NY or our affiliates in relation to the sale of Jackson and Jackson of NY variable insurance products. The total payments received by a Financial Institution is based on sales of all Jackson and Jackson of NY variable insurance products, thus a Financial Institution may appear on the list even if it is not receiving any payments with respect to sales of the Contracts. Payments to these firms ranged from approximately $475 thousand to approximately $20 million.

Cetera Advisor Networks, LLC
Cetera Advisors, LLC
Commonwealth Financial Network
Hantz Financial Services
INVEST Financial Corporation*
Lincoln Financial Advisors
LPL Financial Services
MetLife Securities, Inc.
MML Investors Services, LLC
Morgan Stanley
National Planning Corporation*
Raymond James & Associates, Inc.
Securities America, Inc.
Signator Investors, Inc.
SII Investments, Inc.*

Stifel Nicolaus & Company, Inc.
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC

*Jackson affiliate.

Please see Appendix C for a complete list of Financial Institutions that received amounts of marketing allowance payments and/or marketing support payments in 2017 from the Distributor and/or Jackson of NY or our affiliates in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed and may involve substantial payments on a forward going basis.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law.

Compensation is also paid to employees of the Distributor and/or Jackson of NY or our affiliates who are responsible for providing services to Financial Institutions. These employees are generally referred to as "wholesalers" and may meet with Financial Institutions and/or their registered representatives to provide training and sales support. The compensation paid to the wholesalers may vary based on a number of factors, including Premium payments; types of Contracts or optional benefits (if any) sold by the Financial Institutions that the wholesaler services; wholesaler performance; and overall company performance. The wholesaler may be required to achieve internally-assigned goals related to the same type of factors and may receive bonus payments for the achievement of individual and/or company-wide goals.

In addition to the Distributor, the following Financial Institutions are affiliated with Jackson and under common control within the same holding company structure:

•	National Planning Corporation,

•	SII Investments, Inc.,

•	IFC Holdings, Inc. d/b/a Invest Financial Corporation, and

•	Investment Centers of America, Inc.

The Distributor also has relationships with the sub-advisers to the various underlying Funds and their affiliates. The Distributor receives payments from some sub-advisers to assist in defraying the costs of certain promotional and marketing meetings hosted by the Distributor in which the sub-advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. Our affiliated Financial Institutions may have other relationships with the sub-advisers (apart from Jackson) including selling retail mutual funds managed or advised by certain sub-advisers.

All of the compensation described here, and other compensation or benefits provided by the Distributor and/or Jackson of NY or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can create a conflict of interest as it may influence your Financial Institution and registered representative to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the Financial Institution and registered representative. You may ask your registered representative about any variations and how he or she and his or her Financial Institution are compensated for selling the Contract.

PURCHASES
Minimum Initial Premium:

•	$25,000 (Qualified and Non-Qualified)

Minimum Additional Premiums:

•	$2,000 for a qualified plan

•	$5,000 for a non-qualified plan

•	You can pay additional Premiums at any time during the accumulation phase unless a specific optional benefit or feature provides limitations.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse any Premium payment.

Maximum Premiums:

•	The maximum aggregate Premiums you may make without our prior approval is $1 million.

The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract, including the death benefits, this GMIB or any GMWB. The payment and timing of subsequent Premium payments may also affect the value of the Contract Enhancement. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.

Allocations of Premium. You may allocate your Premiums to one or more of the Fixed Account and Investment Divisions. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to an Investment Division or to the Fixed Account is $100. We will allocate any additional Premiums you pay in the same way unless you instruct us otherwise.

You may not allocate your Contract Values among more than 99 Investment Divisions and the Fixed Account at any one time.

We will issue your Contract and allocate your first Premium within two Business Days (days when the New York Stock Exchange is open) after we receive your first Premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five Business Days, we will return your money.

Each Business Day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Optional Contract Enhancement.

PLEASE NOTE: EFFECTIVE OCTOBER 15, 2012, THIS ENDORSEMENT IS NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

You may elect the 2% Contract Enhancement endorsement. The 2% Contract Enhancement endorsement is available only at the time you purchase your Contract and to Owners 87 years old and younger. If elected, the 2% Contract Enhancement endorsement cannot be canceled.

If the optional Contract Enhancement endorsement is elected, then at the end of any Business Day in the first five Contract Years when we receive a Premium payment, we will credit your Contract Value with a Contract Enhancement. The actual Contract Enhancement percentage applied to the Premium payment varies, depending upon the Contract Year in which you make your payment. Therefore, the dollar amount of the actual Contract Enhancement credited to your Contract Value also varies, depending on the Contract Enhancement percentage applied and the amount of the Premium payment. The Contract Enhancement percentage applied to a Premium payment is generally a declining and lesser percentage for Premium payments received after the first Contract Year (see the schedule below).

In addition, since total expenses for a Contract with a Contract Enhancement are higher than those for a Contract without a Contract Enhancement, it is possible that upon surrender you will receive less money back than you would have if you had not elected a Contract Enhancement. This is discussed further below.

2% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5+
Contract Enhancement Percentage of the Premium Payment	2.00%	2.00%	1.25%	1.25%	0.50%	0%

For Contracts issued before May 1, 2010, we will credit your Contract Value with an additional 2% of your payment, but will not credit any Contract Enhancements to Premium payments received after the first Contract Year.

Your Contract Value will reflect any gains or losses attributable to the Contract Enhancement. The Contract Enhancement, and any increase in value attributable to the Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

There is a charge for the optional Contract Enhancement endorsement that is assessed against the Investment Divisions and the Fixed Account. Also, your withdrawals could be subject to a recapture charge. For more information, please see “Contract Enhancement Charge” and “Contract Enhancement Recapture Charge” beginning on page 39. We expect to profit from certain charges assessed under the Contract, including the recapture charge, the mortality and expense risk charge and the Contract Enhancement charge.

For Contracts issued before May 1, 2010, if you elect the Contract Enhancement and make more than relatively small Premium payments during Contract Years two through five, you would likely have a lower Contract Value than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their Premium payments in the first Contract Year.

For all contracts, charges for the Contract Enhancement are not assessed after five Contract Years. Accordingly, the increased Contract Value resulting from the Contract Enhancement is reduced during the first five Contract Years by the operation of the Contract Enhancement Charge. If you make Premium payments only in the first Contract Year and do not make a withdrawal during the first five years, at the end of the five-year period that the Contract Enhancement Charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected the Contract Enhancement, regardless of investment performance. Contract Values may also be higher if you pay additional Premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than five full years.

In the first five Contract Years, the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) for

•	death benefits computed on the basis of Contract Value; and

•	withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.” During the income phase we use a measure called an “Annuity Unit.”

Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

•	determining the total amount of assets held in the particular Investment Division;

•	subtracting any asset-based charges and taxes chargeable under the Contract; and

•	dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit is expected to vary from day to day. The base Contract has a different Accumulation Value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value.

When you make a Premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that Business Day by dividing the amount of the Premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

In connection with arrangements we have to transact business electronically, we may have agreements in place whereby the time when certain broker-dealers receive your initial Purchase Payment and all required information in Good Order will be used for initial pricing of your Contract values. However, if we do not have an agreement with a broker-dealer providing for these pricing procedures, initial Purchase Payments received by the broker-dealer will not be priced until they are received by us. As of the date of this prospectus, we have such an agreement with Morgan Stanley Smith Barney LLC and SBHU Life Agency. Please check with your financial representative to determine if his/her broker-dealer has an agreement with us that provides for these pricing procedures.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations. There may be periods when we do not offer any Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then current interest rate for the applicable Fixed Account option.

You can make 25 transfers every Contract Year without charge.

A transfer will be effective as of the end of the Business Day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 25 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

•	limiting the number of transfers over a period of time;

•	requiring a minimum time period between each transfer;

•	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

•	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive Business Days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.
Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Jackson of NY Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above. Our Jackson of NY Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our web-site or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Jackson of NY Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next Business Day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Jackson of NY Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephone or electronic transfer requests made on the same day by calling the Jackson of NY Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephonic or electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications, and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

•	by making either a partial or complete withdrawal;

•	by electing the Systematic Withdrawal Program;

•	by electing a Guaranteed Minimum Withdrawal Benefit; or

•	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

When you make a complete withdrawal, you will receive the value of your Contract as of the end of the Business Day your request is received by us in Good Order, minus any applicable Premium taxes, the annual contract maintenance charge and charges due under any optional endorsement. We will pay the withdrawal proceeds within seven days of a request in Good Order. If a Purchase Payment made by personal check or electronic draft is received within the five days preceding a withdrawal request, we may delay payment of the withdrawal proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature, of any address change. We do not assume responsibility for improper disbursement if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Investment Division or Fixed Account from which you are making the withdrawal. If you are not specific, your withdrawal will be taken from your allocations to the Fixed Account and Investment Divisions based on the proportion their respective values bear to the Contract Value. With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. After your withdrawal, at least $100 must remain in each Investment Division or Fixed Account from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Jackson of NY Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. There are limitations on withdrawals from qualified plans. For more information, please see “TAXES” beginning on page 254.

Guaranteed Minimum Withdrawal Benefit Considerations. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their Beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Step-Up and the Joint For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount endorsements are available only to spouses and differ from the For Life GMWB with Bonus and Step-Up without the Joint Option and the For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount without the Joint Option endorsements (which are available to spouses and unrelated parties) and enjoy the following advantages:

•
If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the “LifeGuard Freedom Flex With Joint Option GMWB” on page 222 and the “Joint For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” subsection beginning on page 184.)

•
If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWBs have a higher charge than the respective For Life GMWBs without the Joint Option.

Additionally, the timing and amounts of withdrawals under a GMWB have a significant impact on the amount and duration of benefits. The cumulative cost of a GMWB also is greater the longer the duration of ownership. The closer you are to retirement the more reliably you may be able to forecast your needs to make withdrawals prior to the ages where the amounts of certain benefits (such as a For Life Guarantee (59 1/2) and a GWB adjustment (70)) are locked-in. Conversely, forecasts at younger ages may prove less reliable. You should undertake careful consideration and thorough consultation with your representative or retirement planning agent as to the financial resources and age of the Owner/Annuitant and the value to you of the potentially limited downside protection that a GMWB might provide.

Guaranteed Minimum Withdrawal Benefit Important Special Considerations. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is generally the date on which the Owner attains age 95 under a Non-Qualified Contract (age 90, unless otherwise approved by the Company, if your Contract was issued before April 6, 2009), or such earlier date as required by the applicable qualified plan, law or regulation. (For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 240.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your Jackson of NY representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.

These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize. To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation. After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date. Please also see “Extension of Latest Income Date” beginning on page 256 for further information regarding possible adverse tax consequences of extending the Latest Income Date.

Please note that withdrawals in excess of certain limits may have a significantly negative impact on the value of your GMWB through prematurely reducing the benefit's Guaranteed Withdrawal Balance (GWB) and Guaranteed Annual Withdrawal Amount (GAWA) and, therefore, cause your GMWB to prematurely terminate. Please see “Election” and “Withdrawals” under each GMWB for more information about the GWB and GAWA. Please see the explanations of withdrawals under each of the following GMWB descriptions for more information concerning the effect of excess withdrawals.

Required Minimum Distributions under Certain Tax Qualified Plans. (“RMDs”). The following RMD NOTES contain important information about withdrawals of RMDs from a Contract with a GMWB. However, for the MarketGuard Stretch GMWB, please refer to the Stretch RMD Notes on page 237. For certain tax-qualified Contracts, GMWBs allow withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) to meet a Contract’s RMD without compromising the guarantees. The RMD NOTES describe conditions, limitations and special situations related to withdrawals involving a RMD.

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of your GMWB. For information regarding the RMD calculation for your Contract, please contact our Jackson of NY Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with a GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2019 Contract Year (ending June 30) is $10. The RMDs for calendar years 2018 and 2019 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2018 and $8 in each of the two halves of calendar year 2019, then at the time the withdrawal in the first half of calendar year 2019 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2019 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1948, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2018 RMD) until March 30, 2019, he may still take the 2019 RMD before the next Contract Year begins, June 30, 2019 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2019 RMD) after June 30, 2019, he should wait until the next Contract Year begins (that is after June 30, 2020) to take his third RMD (the 2020 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D and in Appendix F under section “II. MarketGuard Stretch”, specifically examples 4, 5, and 7, and in Appendix E and in Appendix F under section “I. LifeGuard Freedom 6 Net”, specifically examples 6, 7, and 9.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that a particular GMWB ultimately suits your needs relative to your RMD.

In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements.

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”). The following description is supplemented by some examples in Appendix D that may assist you in understanding how the calculations are made in certain circumstances.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 7% GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We may limit availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net Premium payment will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 7% GMWB may also be selected after the Issue Date within the 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount. Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total Premium payments and the GAWA may be reduced. Contract Enhancement recapture charges that may apply are also taken into consideration in calculating your withdrawal amount. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Any time a subsequent Premium payment is made, we recalculate the GWB and the GAWA. Each time you make a Premium payment, the GWB is increased by the amount of the net Premium payment. Also, the GAWA will increase by 7% of the net Premium payment or 7% of the increase in the GWB, if the maximum GWB is hit. We require prior approval for a subsequent Premium payment, however, that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too. Withdrawals greater than GAWA impact the GAWA differently, depending on when you selected the 7% GMWB, because the calculation is different. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal;

- or -

For Contracts to which this endorsement was added on and after May 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For Contracts to which this endorsement was added before May 2, 2005, 7% of the greater of:

1.	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

2.	the GWB after the partial withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA (or required minimum distribution (RMD), if applicable – see below) may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D). For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any applicable charges and adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 254.

For certain tax-qualified Contracts to which the 7% GMWB is added on and after January 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the Contract's RMDs under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 69, for more information. Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-up. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a “step-up”). Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	7% of the new GWB; Or
	●	The GAWA before the Step-Up.

The first opportunity for a step-up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

•	For Contracts to which the 7% GMWB was added before January 17, 2006, step-ups are only allowed on or during the 30-day period following a Contract Anniversary.

A step-up is allowed at any time, but there must always be at least five years between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to “step-up” on the continuation date. If the Contract is continued under the Special Spousal Continuation Option (please see “Special Spousal Continuation Option” on page 253), the value applicable upon “step-up” is the Contract Value, including any adjustments applied on the continuation date. Any subsequent “step-up” must follow the “step-up” restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

Termination. The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract.

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the step-ups.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS CURRENTLY NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earlier of:

•	The Owner's (or any joint Owner's) death;

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date (or, for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary); and once added cannot be canceled. If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior the Contract Anniversary. We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you instead added this GMWB to your Contract post issue on a Contract Anniversary, the GWB was calculated based on Contract Value, which included any previously applied Contract Enhancements, and, as a result, we subtracted any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, this GMWB might be continued by a spousal Beneficiary. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. Once the GAWA percentage is determined, it will not change. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 74	7%
75 – 79	8%
80 – 84	9%
85+	10%

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 258).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). If the GWB falls below the GAWA, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted. For GMWBs issued before May 1, 2010, the GAWA is reset to equal the GWB, if the GWB is less than the GAWA after any withdrawal. For GMWBs issued on or after May 1, 2010, the GAWA will be reset to equal the GWB if the GWB is less than the GAWA at the end of a Contract Year. The tables below clarify what happens in each instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 69, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
For GMWBs issued before May 1, 2010, the GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal.
For GMWBs issued on or after May 1, 2010, the GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after May 1, 2010 –
The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

●	Zero.
The GAWA is recalculated, equaling:
●	The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract before May 1, 2010 –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal; Or
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 254.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). (See Examples 6 and 7 in Appendix D.)

Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The first opportunity for a step-up is the fifth Contract Anniversary after this GMWB is added to the Contract. Thereafter, a step-up is allowed at any time, but there must always be at least five years between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the payment; Or
	●	The GWB after the payment.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, no death benefit is payable.

Spousal Continuation. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner.
If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB. Your spouse may elect to step-up on the continuation date. If the Contract is continued under the Special Spousal Continuation Option (please see “Special Spousal Continuation Option” on page 253), the value applicable upon step-up is the Contract Value, including any adjustments applied on the continuation date. Any subsequent step-up must follow the step-up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date). Upon spousal continuation of a Contract without the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, if the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up is available at the time, the spouse may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 253.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The first date both the GWB and the Contract Value equals zero; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB. The GAWA percentage will not change after election of this option.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

This is a Guaranteed Minimum Withdrawal Benefit which permits an Owner to make partial withdrawals prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. This GMWB is available to add to a Contract on the Contract’s Issue Date (or, for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary). This GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled.

This GMWB is available to Owners 80 years old and younger on the date on which this endorsement is selected. If the age at election of the Owner (if Joint Owners, the oldest Joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB Charges will be refunded. We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, changes of Owner are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed.

If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your Premium payment net of any applicable taxes, plus (for GMWBs issued on or after May 1, 2011) any Contract Enhancement will be used as the basis for determining the GWB. For GMWBs issued before May 1, 2011, the GWB will not include any Contract Enhancement. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date (subject to availability) within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less (for GMWBs issued before May 1, 2011) any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will generally not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the GWB may be reduced by more than the amount of the withdrawal and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted. If the GWB falls below the GAWA, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted. For GMWBs issued before May 1, 2011, the GAWA is reset to equal the GWB if the GWB is less than the GAWA after any withdrawal. For GMWBs issued on or after May 1, 2011, both at the time of an excess Withdrawal (see below) and at the end of a Contract Year, the GAWA will be reset to equal the GWB if the GWB is less than the GAWA.

Asset allocation fees, Contract Enhancement recapture charges, and other charges and adjustments are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up.

Any time a subsequent Premium payment is made, we recalculate the GWB and the GAWA. Each time you make a Premium payment, the GWB is increased by the amount of the Premium payment, net of any applicable Premium taxes, plus (for GMWBs issued on or after May 1, 2011) any Contract Enhancement. Also, the GAWA will increase by either (a) 5% of the sum of i) the subsequent Premium payment less any applicable taxes, plus ii) (for GMWBs issued on or after May 1, 2011) any Contract Enhancement, or (b) 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, as well. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than the GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see ““RMD Notes” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 69, for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA or RMD, as applicable, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GAWA is recalculated as follows:

1.	For GMWBs issued before May 1, 2011, the GAWA is equal to the lesser of:

•the GAWA prior to the partial withdrawal; or

•the GWB after the partial withdrawal.

2.	For GMWBs issued on or after May 1, 2011, the GAWA is unchanged at the time of the withdrawal. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GWB is equal to the greater of:

•
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

•	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	the total amount of the current partial withdrawal, or

•	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal; or

•	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D). For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any recapture charges, asset allocation fees and other charges and adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and partial 1035 exchanges. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 254.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-up for GMWBs issued on or after May 1, 2011. If no withdrawals have been taken from the Contract following the date this GMWB is issued, on each Contract Quarterly Anniversary, if the Contract Value on that date is greater than the GWB, the GWB will be reset to the Contract Value on the Contract Quarterly Anniversary. After the first withdrawal has been taken from the Contract, step-ups will no longer be determined on Contract Quarterly Anniversaries. Instead, step-ups will be determined on each Contract Anniversary. If the Contract Value is greater than the GWB on the Contract Anniversary, the GWB will be reset to the Contract Value on the Contract Anniversary. If the first withdrawal from the Contract is taken on a Contract Quarterly Anniversary that is not a Contract Anniversary, there will be no step-up on that Contract Quarterly Anniversary and the next step-up determination will occur on the next Contract Anniversary. Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary or Contract Quarterly Anniversary. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary or Contract Quarterly Anniversary.

Step-up for GMWBs issued before May 1, 2011. On each of the first 12 Contract Anniversaries from the effective date of the GMWB, the GWB will automatically reset to the greater of the Contract Value or the GWB before step-up, and the GAWA becomes the greater of 5% of the new GWB or the GAWA before step-up. On or after the 13th Contract Anniversary from the effective date of the GMWB, you may elect to step-up the GWB to the Contract Value. This election may be made at any time upon your written request, so long as there is at least one year between step-ups. Upon election of a step-up, the GMWB charge may be increased, subject to the maximum annual charge. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when the Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue as permitted (as described above), and Contract Anniversaries and Contract Quarterly Anniversaries will continue to be based on the Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or the death of a joint Owner: on the Latest Income Date; upon the first date both the GWB and Contract Value equal zero; or upon conversion, if available – whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on an annual basis, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero. Subject to the Company’s approval, you may elect to receive payments more frequently than annually.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. For GMWBs issued before May 1, 2011, upon your death as the Owner, your Beneficiary will receive the scheduled payments until the GWB is reduced to zero. For GMWBs issued on or after May 1, 2011, upon your death as Owner, or death of a joint Owner, all payments cease. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective. In addition, no adjustments will be made to the GAWA after election of this option, nor will a commuted value be available. For GMWBs issued on or after May 1, 2011, this income option is only available on your Latest Income Date (see “Income Payments (the Income Phase)”) on page 240.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS CURRENTLY NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This is a Guaranteed Minimum Withdrawal Benefit, which permits an Owner to make partial withdrawals prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. This GMWB is available to add to a Contract on the Contract’s Issue Date (or, for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary). This GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 6% GMWB With Annual Step-Up cannot be canceled.

This GMWB is available to Owners 80 years old and younger on the date on which this endorsement is selected. If the age at election of the Owner (if Joint Owners, the oldest Joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB Charges will be refunded. We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, changes of Owner are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed.

If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your Premium payment net of any applicable taxes, plus (for GMWBs issued on or after May 1, 2011) any Contract Enhancement, will be used as the basis for determining the GWB. For GMWBs issued before May 1, 2011, the GWB will not include any Contract Enhancement. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date (subject to availability) within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less (for GMWBs issued before May 1, 2011) any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB. The GAWA will generally not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the GWB may be reduced by more than the amount of the withdrawal and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted. If the GWB falls below the GAWA, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted. For GMWBs issued before May 1, 2011, the GAWA is reset to equal the GWB if the GWB is less than the GAWA after any withdrawal. For GMWBs issued on or after May 1, 2011, both at the time of an excess Withdrawal (see below) and at the end of a Contract Year, the GAWA will be reset to equal the GWB if the GWB is less than the GAWA.

Asset allocation fees, Contract Enhancement recapture charges, and other charges and adjustments are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up.

Any time a subsequent Premium payment is made, we recalculate the GWB and the GAWA. Each time you make a Premium payment, the GWB is increased by the amount of the Premium payment, net of any applicable Premium taxes, plus (for GMWBs issued on or after May 1, 2011) any Contract Enhancement. Also, the GAWA will increase by either (a) 6% of the sum of i) the subsequent Premium payment less any applicable taxes plus ii) (for GMWBs issued on or after May 1, 2011) any Contract Enhancement, or (b) 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, as well. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than the GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD Notes” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 69, for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA or RMD, as applicable, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GAWA is recalculated as follows:

1.	For GMWBs issued before May 1, 2011, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal.

2.	For GMWBs issued on or after May 1, 2011, the GAWA is unchanged at the time of the withdrawal. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA at the time of the partial withdrawal or the RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GWB is equal to the greater of:

•
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

•	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	the total amount of the current partial withdrawal, or

•	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal, or

•	the GWB after the partial withdrawal, or

•	6% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D). For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any asset allocation fees, recapture charges and other charges and adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and partial 1035 exchanges. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 254.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-up for GMWBs issued on or after May 1, 2011. If no withdrawals have been taken from the Contract following the date this GMWB is issued, on each Contract Quarterly Anniversary, if the Contract Value on that date is greater than the GWB, the GWB will be reset to the Contract Value on the Contract Quarterly Anniversary. After the first withdrawal has been taken from the Contract, step-ups will no longer be determined on Contract Quarterly Anniversaries. Instead, step-ups will be determined on each Contract Anniversary. If the Contract Value is greater than the GWB on the Contract Anniversary, the GWB will be reset to the Contract Value on the Contract Anniversary. If the first withdrawal from the Contract is taken on a Contract Quarterly Anniversary that is not a Contract Anniversary, there will be no step-up on that Contract Quarterly Anniversary and the next step-up determination will occur on the next Contract Anniversary. Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary or Contract Quarterly Anniversary. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary or Contract Quarterly Anniversary.

Step-up for GMWBs issued before May 1, 2011. On each of the first 12 Contract Anniversaries from the effective date of the GMWB, the GWB will automatically reset to the greater of the Contract Value or the GWB before step-up, and the GAWA becomes the greater of 6% of the new GWB or the GAWA before step-up. On or after the 13th Contract Anniversary from the effective date of the GMWB, you may elect to step-up the GWB to the Contract Value. This election may be made at any time upon your written request, so long as there is at least one year between step-ups. Upon election of a step-up, the GMWB charge may be increased, subject to the maximum annual charge. In addition, the GWB can never be more than $5 million with a step-up. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when the Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue as permitted (as described above), and Contract Anniversaries and Contract Quarterly Anniversaries will continue to be based on the original Contract's Issue Date. Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up. The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or the death of a joint Owner; on the Latest Income Date; upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. For GMWBs issued before May 1, 2011, upon your death as the Owner, your Beneficiary will receive the scheduled payments until the GWB is reduced to zero. For GMWBs issued on or after May 1, 2011, upon your death as Owner, or the death of a joint Owner, all payments cease. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective. In addition, no adjustments will be made to the GAWA after election of this option, nor will a commuted value be available. For GMWBs issued on or after May 1, 2011, this income option is only available on your Latest Income Date (see “Income Payments (the Income Phase)”) on page 240.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”). The following description is supplemented by some examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB Without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 5% GMWB Without Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB Without Step-Up cannot be canceled. If you select the 5% GMWB Without Step-Up when you purchase your Contract, your Premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB Without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB Without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). The GWB can never be more than $5 million, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total Premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Contract Enhancement recapture charges are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB Without Step-Up.

Any time a subsequent Premium payment is made, we recalculate the GWB and the GAWA. Each time you make a Premium payment, the GWB is increased by the amount of the net Premium payment. Also, the GAWA will increase by 5% of the net Premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent Premium payment, however, that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal, or

•	the GWB after the partial withdrawal, or

•	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D). For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any recapture charges.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 254.

For certain tax-qualified Contracts, the 5% GMWB Without Step-Up allows for withdrawals greater than GAWA to meet the RMD under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description.

Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD Notes” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 69, for more information.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Spousal Continuation. If you die before annuitizing a Contract with the 5% GMWB Without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB Without Step-Up endorsement already applies to the Contract, the 5% GMWB Without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB Without Step-Up, if the 5% GMWB Without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 5% GMWB Without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB Without Step-Up. The 5% GMWB Without Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 5% GMWB Without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB Without Step-Up.

5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the step-ups and example 9 for the For Life guarantees.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE: At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 69, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 254.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the Premium net of any applicable Premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the step-up.

Step-ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a step-up is allowed at any time upon your request, so long as there is at least one year between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	Step-ups will continue automatically or as permitted; otherwise, the above rules for step-ups apply.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 253.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the step-ups, example 8 for the bonus and example 9 for the For Life guarantees.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 60th birthday (or with joint Owners, the oldest Owner's 60th birthday). If the Owner (or oldest Owner) is 60 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If this GMWB was added to your Contract prior to December 3, 2007, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

•
With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. . Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE: At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium net of any applicable Premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 69, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007 –
The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

●	Zero.
The GAWA is recalculated as follows:
●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

•    The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

•    The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007 –
The GWB is recalculated, equaling the lesser of:
●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 254.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the Premium net of any applicable Premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the step-up.

Step-ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a step-up is allowed at any time upon your request, so long as there is at least one year between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	Step-ups will continue automatically or as permitted; otherwise, the above rules for step-ups apply.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 253.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% (5% if this GMWB is added to the Contract prior to June 4, 2007) and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium net of any applicable Premium taxes.
●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.

The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract prior to June 4, 2007) of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the step-ups, example 8 for the bonus and example 9 for the For Life guarantees.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

•
With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person, or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE: At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 69, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 254.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the Premium net of any applicable Premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the step-up.

The first opportunity for a step-up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, step-ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a step-up is allowed at any time, but there must always be at least five years between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦
The Beneficiary is also allowed a step-up. The step-up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for step-ups apply.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 253.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium net of any applicable Premium taxes.
●	With any step-up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.

The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if Joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the step-ups and example 10 for the For Life Guarantee.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.” In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last. We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit, or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not specifically described above as a permitted change, will result in termination of the GMWB.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age. Future GMWB charges will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added prior to January 16, 2007, it cannot be canceled except by a spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If this GMWB is added on January 16, 2007 or later, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE: At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Consideration” on page 69, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 254.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the Premium net of any applicable Premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the step-up.

Step-ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a step-up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse. Please see the information at the beginning of this GMWB Section regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Annual step-up benefit.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either Joint Owner's) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦
If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦	Step-ups will continue automatically or as permitted in accordance with the above rules for step-ups.

◦	Contract Anniversaries will continue to be based on the original Contract's Issue Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•	Continue the Contract without this GMWB (GMWB is terminated) if the GMWB was added to the Contract prior to January 16, 2007. Thereafter, no GMWB charge will be assessed.

•
Continue the Contract without this GMWB (GMWB is terminated) if this GMWB was added to the Contract on January 16, 2007 or later and if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

•
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 253.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract in which this GMWB was added prior to January 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;

•
The Continuation Date on a Contract in which this GMWB was added on January 16, 2007 or later, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the step-ups, example 8 for the bonus and examples 9 and 10 for the For Life Guarantees.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.” In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last. We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit, or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not specifically described above as a permitted change, will result in termination of the GMWB.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age. Future GMWB charges will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added prior to January 16, 2007, it cannot be canceled except by a Spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If this GMWB is added on January 16, 2007 or later, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE: At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.

(See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 69, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 254.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the Premium net of any applicable Premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”). Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the step-up.

The first opportunity for a step-up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, step-ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a step-up is allowed at any time, but there must always be at least five years between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or upon the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse. Please see the information at the beginning of this GMWB Section regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Bonus and Five-Year Step-Up benefit.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦
If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life guarantee will be set on the effective date of the endorsement.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦	The spouse may elect to step-up the Contract Value on the first Contract Anniversary on or immediately following the Continuation Date; otherwise the above rules for step-ups apply.

◦	Bonuses will continue to apply according to the rules below for Bonuses.

◦	Contract Anniversaries and Contract Years will continue to be based on the original Contract's Issue Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•	Continue the Contract without this GMWB (GMWB is terminated) if the GMWB was added to the Contract prior to January 16, 2007. Thereafter, no GMWB charge will be assessed.

•
Continue the Contract without this GMWB (GMWB is terminated) if this GMWB was added to the Contract on January 16, 2007 or later and if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

•
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 253.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract in which this GMWB was added prior to January 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;

•
The Continuation Date on a Contract in which this GMWB was added on January 16, 2007 or later, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium net of any applicable Premium taxes.
●	With any step-up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the youngest joint Owner's 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5% of the Bonus Base.

●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the step-ups.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium net of any applicable Premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 69, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007 –
The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

●	Zero.
The GAWA is recalculated as follows:
●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

•    The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

•    The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007 –
The GWB is recalculated, equaling the lesser of:
●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
●	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 254.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Base (BDB). The BDB equals initial Premium net of any applicable Premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a Step-up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a step-up is allowed at any time upon your request, so long as there is at least one year between step-ups. The GWB can never be more than $5 million with a step-up. However, automatic step-ups still occur and elected step-ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	Step-ups will continue automatically or as permitted; otherwise, the above rules for step-ups apply.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death. The GAWA percentage will not change on future step-ups, even if the Contract Value exceeds the BDB.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 253.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the step-ups and example 10 for the For Life guarantees.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.” In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last. We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit, or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not specifically described above as a permitted change, will result in termination of the GMWB.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 69, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007 –
The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

●	Zero.
The GAWA is recalculated as follows:
●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

•    The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

•    The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007 –
The GWB is recalculated, equaling the lesser of:
●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
●	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 254.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Base (BDB). The BDB equals initial Premium net of any applicable Premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a step-up is allowed at any time upon your request, so long as there is at least one year between step-ups. The GWB can never be more than $5 million with a step-up. However, automatic step-ups still occur and elected step-ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information at the beginning of this GMWB Section regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect, at least one Covered Life remains alive and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but not less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦	Step-ups will continue automatically or as permitted in accordance with the above rules for step-ups.

◦	Contract Anniversaries will continue to be based on the original Contract's Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death. The GAWA percentage will not change on future step-ups.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

•
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 253.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.
Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the step-ups and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE: EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If this GMWB was added to your Contract on or after October 6, 2008, but before January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 63. If the Owner (or oldest Owner) was 63 years old or older on the endorsement's effective date, then the For Life Guarantee became effective when this GMWB was added to the Contract.

The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no

RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 69, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

•    The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

•    The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 254.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

•	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “step-up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The BDB equals initial Premium net of any applicable Premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon step-up, if the highest quarterly Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the Owner is age 76, a step-up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon step-up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of step-up, the highest quarterly Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The GWB adjustment provision is void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date. The GAWA percentage will not change on future step-ups, even if the Contract Value exceeds the BDB.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 253.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes.
●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the step-ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE: EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.” In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last. We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit, or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not specifically described above as a permitted change, will result in termination of the GMWB.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

If this GMWB is added to your Contract on or after January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If this GMWB was added to your Contract on or after October 6, 2008, but before January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 62. If the youngest Covered Life was 62 years old or older on the endorsement's effective date, then the For Life Guarantee became effective when this GMWB was added to the Contract.

If this GMWB was added to your Contract before October 6, 2008, the For Life Guarantee became effective when this GMWB was added to the Contract.

The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a

Covered Life continues this GMWB endorsement under spousal continuation. So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 69, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

•    The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

•    The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 254.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the youngest Covered Life's 76th birthday, Or

•	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “step-up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The BDB equals initial Premium net of any applicable Premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon step-up, if the highest quarterly Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon step-up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of step-up, the highest quarterly Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information at the beginning of this GMWB Section regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦
If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse it not a Covered Life, the GWB adjustment is null and void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the original Contract's Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date. The GAWA percentage will not change on future step-ups.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

•
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 253.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 5% of the Bonus Base (defined below)(7% of the Bonus Base if the youngest Covered Life is 59 or older when this GMWB is added to the Contract) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB

The bonus equals 5% of the Bonus Base (7% of the Bonus Base if the youngest Covered Life is 59 or older when this GMWB is added to the Contract), which is an amount that may vary after this GMWB is added to the Contract, as described immediately below. (If this GMWB was added to the Contract before October 6, 2008, the bonus equals 7% of the Bonus Base for all ages.)

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes.
●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●
The GWB is recalculated, increasing by 5% (7% if the youngest Covered Life is 59 or older when this GMWB is added to the Contract) of the Bonus Base. (If this GMWB was added to the Contract before October 6, 2008, the GWB increases by 7% for all ages.)

●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the step-ups and example 11 for the guaranteed withdrawal balance adjustment. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

PLEASE NOTE: EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 69, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 254.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday,

Or

•	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “step-up”).

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The BDB equals initial Premium net of any applicable Premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon step-up, if the Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the Owner is age 76, a step-up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon step-up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged.

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The GWB adjustment provision is void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date. The GAWA percentage will not change on future step-ups, even if the Contract Value exceeds the BDB.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 253.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes.
●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2009. At that time, the bonus period is scheduled to expire on December 1, 2019(which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2012), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2022. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2024 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2024, and would be scheduled to expire on December 1, 2034. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the step-ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE: EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.” In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last. We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit, or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not specifically described above as a permitted change, will result in termination of the GMWB.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.

(See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 69, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 254.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the youngest Covered Life's 76th birthday, Or

•	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•	With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “step-up”).

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The BDB equals initial Premium net of any applicable Premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon step-up, if the Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon step-up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information at the beginning of this GMWB Section regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual step-up benefit.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged.

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the original Contract's Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date. The GAWA percentage will not change on future step-ups.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

•
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 253.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes.
●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2009. At that time, the bonus period is scheduled to expire on December 1, 2019 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2012), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2022. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2024 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2024, and would be scheduled to expire on December 1, 2034. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”).
This Guaranteed Minimum Withdrawal Benefit (GMWB) guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options, subject to the conditions described below. This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB's features are supplemented by a basic example below and the examples in Appendix F. The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below. Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB guarantees withdrawals during the Contract's accumulation phase (i.e., before the Income Date), subject to the following:

•	This guarantee lasts for the duration of the Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.) Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation. Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the Owner's death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation. In that event, the GWB is payable until depleted. (Please see the “Spousal Continuation” subsection below for more information.) If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the Owner's death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any. Please see “Withdrawals” below for more information about the GAWA and Earnings-Sensitive Adjustments. The withdrawals that exceed the limit are referred to as "Excess Withdrawals", as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Owners 35 to 80 years old (45 to 80 years old if this GMWB is issued prior to October 11, 2010) (proof of age is required); may be added to a Contract on the Issue Date (or for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary); and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. We allow ownership changes of a Contract with this GMWB (i) from an individual Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant. However, we do not allow these Ownership changes if they are a taxable event under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. We do not allow any other changes of Owner. An Owner should seek the advice of tax counsel before considering an ownership change. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued on or after October 11, 2010 and before April 29, 2013) any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –
The GWB equals Contract Value, minus (for endorsements issued before October 11, 2010 or on or after April 29, 2013) any recapture charges that would be assessed on a full withdrawal.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal. See the GAWA percentage table below.

For endorsements issued before October 11, 2010 or on or after April 29, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB. On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. For endorsements issued on or after October 11, 2010 and before April 29, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Examples 1 and 2 in Appendix F under section “I. LifeGuard Freedom 6 Net”.) Recapture charges are imposed on withdrawals under this GMWB as explained under "More on Withdrawals" on page 178.

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are five different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; the Income Stream Level 3 GAWA% Table; the Income Stream Level 4 GAWA% Table; and the Income Stream Level 5 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Jackson of NY Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table	Income Stream Level 4 GAWA% Table	Income Stream Level 5 GAWA% Table
35 – 64	3.00%	3.25%	3.50%	3.75%	4.00%
65 – 74	4.00%	4.25%	4.50%	4.75%	5.00%
75 – 80	4.50%	4.75%	5.00%	5.25%	5.50%
81+	5.00%	5.25%	5.50%	5.75%	6.00%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above table may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Jackson of NY Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 258).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for this GMWB will not be greater than the maximum annual charge shown in the charge tables, which in no event exceeds 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 38. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (Example 14 in Appendix F under section “I. LifeGuard Freedom 6 Net” demonstrates how withdrawals affect this GMWB's guaranteed values). In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract's RMD (when the RMD is higher than the GAWA) without compromising the endorsement's guarantees. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 69, for more information.)

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, plus the Earnings- Sensitive Adjustments during that Contract Year, if any –
The GWB is recalculated, equaling the greater of:
●	The GWB before the withdrawal less the withdrawal; Or
●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 14c in Appendix F under section “I. LifeGuard Freedom 6 Net”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current withdrawal, or

•
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works: As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective. An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal. A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.

When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined. The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors. Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time. At any time, the MEWAR is the greater of:

•	Zero; or

•	The amount equal to:

◦	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,

◦	the greater of the GAWA or the RMD; less

◦	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

•	Zero; or

•	The Contract Value minus the GMWB Earnings Determination Baseline.

The GMWB Earnings Determination Baseline is determined as follows: The GMWB Earnings Determination Baseline is equal to the Premium, net of any applicable Premium taxes, if elected at issue, or Contract Value less any recapture charges that would be assessed on a full withdrawal, if elected on a Contract Anniversary (subject to availability).

With each subsequent Premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

•	Zero; or

•	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:

◦	the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or

◦	zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

•	40% of the GMWB Earnings at the time of the withdrawal; or

•	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

•	40% of the GMWB Earnings at the time of withdrawal;

•	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or

•	The greater of:

◦	zero; or

◦	the GWB less the MEWAR.

Example: For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any. At the time of your withdrawal request, also assume that:

• You are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial Premium payment was $100,000	• You have not made any additional Premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole Premium payment of $100,000. Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000 - $0 = $5,000). As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000). The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333). The total withdrawal amount requested in this example, therefore, is $8,200, which is the GAWA plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800). Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero. Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0). Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800).

Since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), no proportional reduction applies to your GWB for this withdrawal. In addition, since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 14 in Appendix F under section “I. LifeGuard Freedom 6 Net”.

More on Withdrawals: Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 254.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or Excess Withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract Owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

•
The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday (71st birthday for endorsements issued on or after October 11, 2010 and before April 29, 2013), Or

•	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before April 29, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment, net of any applicable Premium taxes, and ii) (for endorsements issued on or after October 11, 2010 and before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix F under section “I. LifeGuard Freedom 6 Net”.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued on or after October 11, 2010 and before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix F under section “I. LifeGuard Freedom 6 Net”.)

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example13 in Appendix F under section “I. LifeGuard Freedom 6 Net” for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –
The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued on or after October 11, 2010 and before April 29, 2013) any Contract Enhancement.

If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
For endorsements issued on or after April 29, 2013 or before October 11, 2010, the GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; For endorsements issued on or on or after October 11, 2010 and before April 29, 2013, the GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) any Contract Enhancement; Or

	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Examples 4b and 5b in Appendix F under section “I. LifeGuard Freedom 6 Net” to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “step-up”). (See Examples 8 and 9 in Appendix F under section “I. LifeGuard Freedom 6 Net”.)

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The BDB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued on or after October 11, 2010 and before April 29, 2013) any Contract Enhancement, if elected at issue, or Contract Value, less (for endorsements issued on or after April 29, 2013 or before October 11, 2010) any recapture charges that would be assessed on a full withdrawal, if elected on a Contract Anniversary (subject to availability).

Upon step-up, if the Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.75% (assuming Income Stream Level 4 was elected). Also assume that, when the Owner is age 76, a step-up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 5.25%.

Upon step-up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued on or after October 11, 2010 and before April 29, 2013) any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary (fifth Contract Anniversary if this endorsement was issued before October 11, 2010) following the effective date of this GMWB, the GMWB charge may be increased, subject to the applicable maximum annual charge. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 4.75% and the GAWA is $237,500. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 5.25%, then the GAWA will be equal to $262,500 (5.25% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. If you die, all rights under your Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value and no death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The GWB adjustment provision is void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date. The GAWA percentage will not change on future step-ups, even if the Contract Value exceeds the BDB.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – if the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 253.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix F, particularly example 10 under section “I. LifeGuard Freedom 6 Net”. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued on or after October 11, 2010 and before April 29, 2013) any Contract Enhancement.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.

●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2018. At that time, the bonus period is scheduled to expire on December 1, 2028 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2021), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2031. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2033 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2033, and would be scheduled to expire on December 1, 2043. (Please also see Examples 8 and 9 in Appendix F under section “I. LifeGuard Freedom 6 Net” for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”).

This Guaranteed Minimum Withdrawal Benefit (GMWB) guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options, subject to the conditions described below. This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner and the Owner's spouse to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB's features are supplemented by a basic example below and the examples in Appendix F. The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below. Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

Except as otherwise discussed below, the election of this GMWB under a non-tax-qualified contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.” In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added. Upon the death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners and joint

Annuitants. In these cases, the spouses are the Covered Lives, and the For Life Guarantee is based on the Annuitant's life who dies last. We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed. An Owner should seek the advice of tax counsel before considering an ownership change.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce.  In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon spousal continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

This GMWB is also available on a limited basis under qualified custodial account contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives. The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees withdrawals during the Contract's accumulation phase (i.e., before the Income Date), subject to the following:

•	This guarantee lasts for the duration of the life of the last surviving Covered Life (the "For Life Guarantee") if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.) Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation. Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life's death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation. In that event, the GWB is payable until depleted. (Please see the “Spousal Continuation” subsection below for more information.) If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any. Please see “Withdrawals” below for more information about the GAWA and Earnings-Sensitive Adjustments. The withdrawals that exceed the limit are referred to as "Excess Withdrawals", as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Covered Lives 35 to 80 years old (45 to 80 years old if this GMWB is issued before October 11, 2010) (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date (or, for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary) and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner. If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).

Availability of this GMWB may be subject to further limitation.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued on or after October 11, 2010 and before September 16, 2013) any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –
The GWB equals Contract Value, minus (for endorsements issued before October 11, 2010 or on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal.

The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal. See the GAWA percentage table below.

For endorsements issued before October 11, 2010 or on or after September 16, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used under those Contracts to calculate the GWB. On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. For endorsements issued on or after October 11, 2010 and before September 16, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Examples 1 and 2 in Appendix F under section “I. LifeGuard Freedom 6 Net.”) Recapture charges are imposed on withdrawals under this GMWB as explained under "More on Withdrawals" on page 191.

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are three different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; and the Income Stream Level 3 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Jackson of NY Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table
35 – 64	3.00%	3.25%	3.50%
65 – 74	4.00%	4.25%	4.50%
75 – 80	4.50%	4.75%	5.00%
81+	5.00%	5.25%	5.50%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above tables may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Jackson of NY Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 258).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for this GMWB will not be greater than the maximum annual charge shown in the charge tables, which in no event exceeds 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 38. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (Example 14 in Appendix F under section “I. LifeGuard Freedom 6 Net”

demonstrates how withdrawals affect this GMWB's guaranteed values). In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract's RMD (when the RMD is higher than the GAWA) without compromising the endorsement's guarantees. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Consideration” on page 69, for more information.)

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during thatContract Year, if any –
The GWB is recalculated, equaling the greater of:
●	The GWB before the withdrawal less the withdrawal; Or
●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 14c in Appendix F under section “I. LifeGuard Freedom 6 Net”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current withdrawal, or

•
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works: As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective. An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal. A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.

When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined. The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors. Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time. At any time, the MEWAR is the greater of:

•	Zero; or

•	The amount equal to:

◦	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,

◦	the greater of the GAWA or the RMD; less

◦	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

•	Zero; or

•	The Contract Value minus the GMWB Earnings Determination Baseline.

The GMWB Earnings Determination Baseline is determined as follows: The GMWB Earnings Determination Baseline is equal to the Premium, net of any applicable Premium taxes, if elected at issue, or Contract Value less any recapture charges that would be assessed on a full withdrawal, if elected on a Contract Anniversary (subject to availability).

With each subsequent Premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

•	Zero; or

•	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:

◦	the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or

◦	zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

•	40% of the GMWB Earnings at the time of the withdrawal; or

•	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

•	40% of the GMWB Earnings at the time of withdrawal;

•	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or

•	The greater of:

◦	zero; or

◦	the GWB less the MEWAR.

Example: For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any. At the time of your withdrawal request, also assume that:

• You and your spouse are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial Premium payment was $100,000	• You have not made any additional Premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole Premium payment of $100,000. Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000 - $0 = $5,000). As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000). The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333). The total withdrawal amount requested in this example, therefore, is $8,200, which is the MEWAR plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800). Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero. Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0). Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800).

Since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal. In addition, since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 14 in Appendix F under section “I. LifeGuard Freedom 6 Net”.

More on Withdrawals: Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 254.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract Owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

•
The Contract Anniversary on or immediately following the youngest Covered Life's 71st birthday (82nd birthday for endorsements issued on or after October 11, 2010 and before September 16, 2013, and 76th birthday for endorsements issued before October 11, 2010), Or

•	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before September 16, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment, net of any applicable Premium taxes, and ii) (for endorsements issued on or after October 11, 2010 and before September 16, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix F under section “I. LifeGuard Freedom 6 Net”.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued on or after October 11, 2010 and before September 16, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix F under section “I. LifeGuard Freedom 6 Net”.)

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 13 in Appendix F under section “I. LifeGuard Freedom 6 Net” for an illustration of this GWB adjustment provision.)
Premiums.

With each subsequent Premium payment on the Contract –
The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued on or after October 11, 2010 and before September 16, 2013) any Contract Enhancement.

If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
For endorsements issued before October 11, 2010 or on or after September 16, 2013, the GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; For endorsements issued on or after October 11, 2010 and before September 16, 2013, the GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) any Contract Enhancement; Or

	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Examples 4b and 5b in Appendix F under section “I. LifeGuard Freedom 6 Net” to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “step-up”). (See Examples 8 and 9 in Appendix F under section “I. LifeGuard Freedom 6 Net”.)

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The BDB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued on or after October 11, 2010 and before September 16, 2013) any Contract Enhancement, if elected at issue, or Contract Value, less (for endorsements issued before October 11, 2010 or on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal, if elected on a Contract Anniversary (subject to availability).

Upon step-up, if the Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.50% (assuming Income Stream Level 3 was elected). Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 5.00%.

Upon step-up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued on or after October 11, 2010 and before September 16, 2013) any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary (fifth Contract Anniversary if this endorsement was issued before October 11, 2010) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 3.00%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 4.50% and the GAWA is $225,000. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 5.00%, then the GAWA will be equal to $250,000 (5.00% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse. Please see the information at the beginning of this GMWB Section regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this Joint For Life GMWB With Bonus, Annual step-up and Earnings-Sensitive Withdrawal Amount benefit.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value and no death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above. The GWB Adjustment Date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

New GAWA percentages will continue to be determined in accordance with the step-up rules above if the continuing spouse is a Covered Life. No such new GAWA percentages will be determined subsequent to continuation by a spouse who is not a Covered Life.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date. The GAWA percentage will not change on future step-ups.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 253.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix F, particularly example 10 under section “I. LifeGuard Freedom 6 Net”. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
	○	A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued on or after October 11, 2010 and before September 16, 2013) any Contract Enhancement.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2018. At that time, the bonus period is scheduled to expire on December 1, 2028 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2021), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2031. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2033 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2033, and would be scheduled to expire on December 1, 2043. (Please also see Examples 8 and 9 in Appendix F under section “I. LifeGuard Freedom 6 Net” for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”). The examples in Appendix D supplement the description of this GMWB.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”);

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

◦
For Contracts to which this GMWB is added from January 17, 2006 through April 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 60 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code (IRC). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below). Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD requirement for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD requirements without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 69, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated because the For Life Guarantee is invalidated, equaling the lesser of:
	●	The GAWA before the withdrawal;
	●	The GWB after the withdrawal; Or
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.

If you exceed the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA), one time with your withdrawals, then the For Life Guarantee is void and cannot be made valid again. From then on, this GMWB guarantees withdrawals until the GWB is depleted. Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 254.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the Premium net of any applicable Premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the step-up.

The first opportunity for a step-up is the fifth Contract Anniversary after this GMWB is added to the Contract.

•	On and after January 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, step-ups are only allowed on or during the 30-day period following a Contract Anniversary.

•	For Contracts to which this GMWB was added before January 17, 2006, step-ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a step-up is allowed at any time, but there must always be at least five years between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is valid and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•	Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦
The spousal Beneficiary is also allowed a step-up. The step-up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for step-ups apply.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 253.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added on and after January 17, 2006. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.

●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, or the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium net of any applicable Premium taxes.
●	With any step-up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”). The examples in Appendix D supplement the description of this GMWB in varying circumstances and with specific factual assumptions.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”);

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

◦
For Contracts to which this GMWB is added from January 17, 2006 through April 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Examples illustrating this GMWB, in limited circumstances and with specific factual assumptions, are at the end of the prospectus (in appendices). Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 50 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is called the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below). Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA equals 4% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement. The GAWA equals 4% of the GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA. The two tables below clarify what happens in either instance.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the GAWA in a Contract Year causes the GWB and the GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the GAWA in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated because the For Life Guarantee is invalidated, equaling the lesser of:
	●	The GAWA before the withdrawal;
	●	The GWB after the withdrawal; Or
	●	4% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.

If you exceed the GAWA one time with your withdrawals, then the For Life Guarantee is void and cannot be made valid again. Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 254.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
The GAWA is also recalculated, increasing by:
	●	4% of the Premium net of any applicable Premium taxes; Or
	●	4% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). Upon election of a step-up, the GMWB charge may be increased subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	4% of the new GWB; Or
	●	The GAWA before the step-up.

The first opportunity for a step-up is the fifth Contract Anniversary after this GMWB is added to the Contract.

•	On and after January 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, step-ups are only allowed on or during the 30-day period following a Contract Anniversary.

•	For Contracts to which this GMWB was added before January 17, 2006, step-ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a step-up is allowed at any time, but there must always be at least five years between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is valid and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•	Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦
The spousal Beneficiary is also allowed a step-up. The step-up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for step-ups apply.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 253.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax-qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added on and after January 17, 2006. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB was added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.

●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium net of any applicable Premium taxes.
●	With any step-up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 4% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.
There are examples illustrating the bonus, in varying circumstances and with specific factual assumptions, with the 5% for Life GMWB. These examples are in the Appendices.

Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and “LifeGuard Freedom Flex with Joint Option GMWB”).

PLEASE NOTE: THE QUARTERLY STEP-UPS ARE NO LONGER AVAILABLE TO ADD TO A CONTRACT.

These are Guaranteed Minimum Withdrawal Benefits (GMWBs) that guarantee the withdrawal of minimum annual amounts for the duration of the life of the Owner (or, in the case of joint Owners, until the death of any joint Owner) and, if for two Covered Lives,* until the death of the Owner and the Owner’s spouse. The amount of withdrawals that you can make will depend on how you combine the many optional features under these GMWBs, but we guarantee the minimum annual withdrawal amount regardless of the performance of the underlying investment options.

* LifeGuard Freedom Flex with Joint Option GMWB provides for coverage for the life of the Owner and Owner’s spouse (“Covered Lives”). In the case of tax-qualified Contracts owned by a natural person, the Owner and the primary spousal Beneficiary named as of the effective date of this endorsement will each be considered a Covered Life. On non-qualified LifeGuard Freedom Flex with Joint Option GMWB Contracts owned by natural persons, the spousal joint Owners will each be considered a Covered Life.

These GMWBs permit, prior to being added to the Contract, a selection among combinations of the following optional features (Options):

•	a range of bonus percentage amounts,

•	annual or quarterly Contract Value step-ups (quarterly step-ups are applied annually based on the highest quarterly Contract Value), and

•	an optional death benefit.

Following is a summary of the available combinations of Options:

LifeGuard Freedom Flex GMWB - Available Option Combinations

	Step-Up	Freedom Flex
Bonus	Annual or Highest Quarterly Contract Value	Death Benefit (DB) (no longer offered on or after June 27, 2011)

5%	Annual
5%****	Quarterly
6%	Annual	Yes**
6%****	Quarterly
7%	Annual
7%****	Quarterly
8%*	Annual

LifeGuard Freedom Flex with Joint Option GMWB-
Available Option Combinations

Step-Up
Annual or Highest Quarterly
Bonus	Contract Value

5%	Annual
5%*****	Quarterly
6%	Annual
6%***	Quarterly

*No longer offered on or after August 29, 2011.
**This Guaranteed Death Benefit was only available in conjunction with the purchase of the 6% Bonus and Annual Step-Up combination of options within the LifeGuard Freedom Flex GMWB (the “LifeGuard Freedom Flex GMWB 6% Bonus and Annual Step-Ups”). It is no longer offered on or after June 27, 2011.
***No longer offered on or after September 10, 2012.
****No longer offered on or after April 29, 2013.
*****No longer offered on or after October 15, 2012.

These GMWBs may be appropriate for those individuals who are looking for a combination of Options within a GMWB that differs from the combinations of specified similar features offered by Jackson under other GMWBs. Thus, the LifeGuard Freedom Flex

GMWB and LifeGuard Freedom Flex with Joint Option GMWB allow the Owner (or the Owner and the Owner’s spouse), with the assistance of his or her representative, to select an available combination of Options, consistent with a variety of considerations, such as: his or her expectations of market performance; anticipated timing of subsequent Premiums; needs for future guaranteed annual percentage of withdrawals; expectation of need for early or unscheduled withdrawals to fund then current living expenses and obligations; marital and family status; and tax-qualified or non-tax-qualified purpose of the investment.

Differences in the percentage of a Bonus Option or differences in the method of computing Contract Value for purposes of a step-up Option do not otherwise affect the operation of the resulting combination of Options.

References to “this GMWB” apply to each of the GMWBs, LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB, including all of the available combinations of Options and the GAWA% tables that may be available that each provides, as discussed below. In addition, as disclosed in the Fees and Expenses Tables, the charges of each GMWB will vary depending on the mix of Options and the GAWA% table selected. Upon selection of the Options and a request for one of these GMWBs received in Good Order, the Owner will receive an endorsement to the Contract reflecting the selection of Options.

Each combination of Options, other than the combination that includes the LifeGuard Freedom Flex DB (for information about the LifeGuard Freedom Flex DB, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 251) is offered to Owners between the ages of 35 and 80. As explained below with regard to both the LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB, the timing and amounts of withdrawals have a significant impact on the amount and duration of benefits. The cumulative costs of these GMWBs also are greater the longer the duration of ownership. The closer you are to retirement the more reliably you may be able to forecast your needs to make withdrawals prior to the ages where the amounts of certain benefits (such as the For Life Guarantee (59 1/2) and the GWB adjustment (70 (71 for endorsements issued before April 29, 2013), or 71 (82 for endorsements issued before September 16, 2013) with Joint Option) are locked-in. Conversely, forecasts at younger ages may prove less reliable. You should undertake careful consideration and thorough consultation with your representative or retirement planning agent as to the financial resources and age of the Owner/Annuitant and the value to you of the potentially limited downside protection that this GMWB might provide.

These GMWBs may not be terminated by the Owner independently from the Contract to which they are attached.

LifeGuard Freedom Flex GMWB.

The following description of this GMWB is supplemented by the examples in Appendix E, particularly example 3 for the varying benefit percentage, examples 8 and 9 for the step-ups and example 13 for the guaranteed withdrawal balance adjustment.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) subject to the following:

•	The guarantee lasts for the duration of the Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.) Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation. Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective. See “Contract Value is Zero” below for more information.

•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the Owner's death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation. In that event, the GWB is payable until depleted. (Please see the “Spousal Continuation” subsection below for more information.) If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the Owner's death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB and the combination of Options you ultimately choose suit your needs and are consistent with your expectations.

This GMWB is available to Owners 35 to 80 years old, or 35 to 70 years old if you select the Option combination that includes the LifeGuard Freedom Flex DB, (proof of age is required). This GMWB may be added to a Contract on the Issue Date (or, for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary). Please note, while this GMWB may be added to a Contract on any Contract Anniversary (subject to availability), the LifeGuard Freedom Flex DB is not available after issue and can only be added on the Issue Date. Once added this GMWB cannot be cancelled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

We allow ownership changes of a Contract with this GMWB (i) from an individual Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant. However, we do not allow these Ownership changes if they are a taxable event under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, changes of Owner are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement.
The GAWA is determined based on the Owner's (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –	The GWB equals Contract Value, minus (for endorsements issued on or after April 29, 2013) any recapture charges that would be assessed on a full withdrawal.
The GAWA is determined based on the Owner's (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

For endorsements issued on or after April 29, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB. On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. For endorsements issued before April 29, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Examples 1 and 2 in Appendix E.)

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's or any joint Owner’s death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the “Spousal Continuation” subsection below for more information. If the For Life Guarantee is not in effect, upon the death of the Owner or the death of any joint Owner or the depletion of the GWB, all payments will cease and Spousal Continuation is not available.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to the bonus option percentage you have selected (5%, 6%, 7% or 8%) and your age group. Age group is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are five different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; the Income Stream Level 3 GAWA% Table; the Income Stream Level 4 GAWA% Table; and the Income Stream Level 5 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Jackson of NY Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

5% and 6% Bonus Options
Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table	Income Stream Level 4 GAWA% Table	Income Stream Level 5 GAWA% Table
35 – 64	3.00%	3.25%	3.50%	3.75%	4.00%
65 – 74	4.00%	4.25%	4.50%	4.75%	5.00%
75 – 80	4.50%	4.75%	5.00%	5.25%	5.50%
81+	5.00%	5.25%	5.50%	5.75%	6.00%

7% Bonus Option
Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table	Income Stream Level 4 GAWA% Table	Income Stream Level 5 GAWA% Table
35 – 64	3.00%	3.25%	3.50%	3.75%	4.00%
65 – 69	3.50%	3.75%	4.00%	4.25%	4.50%
70 – 74	4.00%	4.25%	4.50%	4.75%	5.00%
75 – 80	4.50%	4.75%	5.00%	5.25%	5.50%
81+	5.00%	5.25%	5.50%	5.75%	6.00%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above tables may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Jackson of NY Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 258).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for any combination of options under the Freedom Flex GMWB will not be greater than the maximum annual charges shown in the charge tables, which in no event exceed 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 38. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 6, 7 and 9 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 69, for more information .

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 7 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any asset allocation fees, recapture charges and other charges or adjustments. For more information, please see “THE FIXED ACCOUNT” beginning on page 18. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 254.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract Owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday (71st birthday for endorsements issued before April 29, 2013), Or

•	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before April 29, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix E.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 13 in Appendix E for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued before April 29, 2013) any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Examples 4b and 5b in E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value by one of two calculation methods, which must be selected by you at issue and once selected cannot be changed . Under one method the GWB will be reset to the Contract Value on that Contract Anniversary (the “Contract Anniversary Value”) for the applicable 5, 6, 7 and 8% Bonus Options. Under the other method the GWB will be reset annually on each Contract Anniversary to the highest quarterly Contract Value, as described immediately below for the applicable 5, 6, and 7% Bonus Options (“Highest Quarterly Contract Value “). The step-up for the 8% Bonus Option is only available with the Contract Anniversary Value step-up Option. (See Examples 8 and 9 in Appendix E)

The Contract Anniversary Value method, as opposed to the Highest Quarterly Contract Value method, is determined solely by reference to and use of the Contract Value on that Contract Anniversary.

The Highest Quarterly Contract Value is determined by reference to and use of the Contract Values on the highest of the four prior quarterly Contract Values as follows:

The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted

Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The initial BDB equals (a) the initial Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement if this GMWB is elected at issue or (b) the Contract Value on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's (or the oldest joint Owner’s) attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner, who has elected the 5% Bonus Option, was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.75% (assuming Income Stream Level 4 was elected). Also assume that, when the Owner is age 76, a step-up occurs and the applicable Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 5.25%.

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is not greater than the BDB prior to step-up, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB, the BDB is set equal to that greater Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value, as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value. (subject to a $5 million maximum).
If the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB is prior to the step-up, then the BDB is set to equal that greater Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage (as adjusted by any increase that occurs pursuant to the same step-up) multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge for each available combination of Options. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order, and any reinstatement of the GWB bonus provision will not reinstate any bonus that would have been credited during the period when the GWB bonus provision was discontinued.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 4.75% and the GAWA is $237,500. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 5.25%, then the GAWA will be equal to $262,500 (5.25% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you, which Contract Value is used to calculate the step-up, and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or any Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

Also see the “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 251 for the death benefit that differs from the Contract’s death benefit and is available only in combination with the selection of the 6% Bonus, and the Annual Anniversary Contract Value step-up.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. If you die, all rights under your Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the LifeGuard Freedom Flex DB.

Spousal Continuation. In the event of the Owner's death (or any Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The GWB Adjustment provision is void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date (as if that person survived to that date). The GAWA percentage will not change on future step-ups, even if the Contract Value, as determined based on (as applicable) either the Contract Anniversary Value or the Highest Quarterly Contract Value, exceeds the BDB.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – if the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 253.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or any Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations for payment under this GMWB are satisfied after the Contract has terminated pursuant to the termination provisions of the Contract.

This GMWB may not otherwise be terminated independently from termination of the Contract.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of the joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or any Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 5, 6, 7 or 8% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The percentage that actually applies under your GMWB is the one that is included as the bonus rate in the combination of Options that you elect. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 10. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5, 6, 7 or 8% of the Bonus Base. The Bonus Base may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation; and advisory fees under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5, 6, 7 or 8% (as applicable) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if joint Owners, the oldest Owner’s) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up Such a restart, however, will not reinstate any bonus that would have been credited on a prior date that was not within a Bonus Period.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB is added to a Contract on December 1, 2018. At that time, the bonus period is scheduled to expire on December 1, 2028 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2021), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2031. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2033 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2033, and would be scheduled to expire on December 1, 2043. (Please also see Examples 8 and 9 in Appendix E for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

LifeGuard Freedom Flex with Joint Option GMWB.

The description of this GMWB is supplemented by the examples in Appendix E, particularly example 3 for the varying benefit percentage, examples 8 and 9 for the step-ups, example 12 for the For Life guarantees and example 13 for the guaranteed withdrawal balance adjustment.

Except as otherwise discussed below, the election of this GMWB under a non-tax-qualified contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.” In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added. Upon the death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners and joint Annuitants. In these cases, the spouses are the Covered Lives, and the For Life Guarantee is based on the Annuitant's life who dies last. We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

This GMWB is also available on a limited basis under Qualified Custodial Account Contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives. The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) subject to the following:

•	This guarantee lasts for the duration of the life of the last surviving Covered Life (the "For Life Guarantee") if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.) Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation. Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee, and it will never become effective. See “Contract Value is Zero” below for more information.

•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life's death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation. In that event, the GWB is payable until depleted. (Please see the “Spousal Continuation” subsection below for more information.) If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB and the combination of Options you ultimately choose suit your needs and are consistent with your expectations.

This GMWB is available to Covered Lives 35 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date (or, for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary). This GMWB cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.

To continue Joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –	The GWB equals Contract Value, minus (for endorsements issued on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

For endorsements issued on or after September 16, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB. On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. For endorsements issued before September 16, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Examples 1 and 2 in Appendix E.)

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any Bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are three different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; and the Income Stream Level 3 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Jackson of NY Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table
35 – 64	3.00%	3.25%	3.50%
65 – 74	4.00%	4.25%	4.50%
75 – 80	4.50%	4.75%	5.00%
81+	5.00%	5.25%	5.50%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above tables may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Jackson of NY Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 258).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for any combination of options under the Freedom Flex GMWB will not be greater than the maximum annual charges shown in the charge tables, which in no event exceed 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 38. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 6, 7 and 9 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 69, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 7 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any asset allocation fees, recapture charges and other charges or adjustments. For more information, please see “THE FIXED ACCOUNT” beginning on page 18. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 254.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract Owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the youngest Covered Life's 71st birthday (82nd birthday for endorsements issued before September 16, 2013), Or

•	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before September 16, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment, net of any applicable Premium taxes, and ii) (for endorsements issued before September 16, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix E.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 13 in Appendix E for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes and ii) (for endorsements issued before September 16, 2013) any Contract Enhancement; Or

● The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Examples 4b and 5b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value by one of two calculation methods, which must be selected by you at issue and once selected cannot be changed. Under one method the GWB will be reset to the Contract Value on that Contract Anniversary (the “Contract Anniversary Value”) for the applicable 5, and 6% Bonus Options. (a “step-up”). Under the other method the GWB will be reset annually on each Contract Anniversary to the highest quarterly Contract Value, as described immediately below, for the applicable 5 and 6% Bonus Options (“Highest Quarterly Contract Value “). (See Examples 8 and 9 in Appendix E.)

The Contract Anniversary Value method, as opposed to the Highest Quarterly Contract Value method, is determined solely by reference to and use of the Contract Value on that Contract Anniversary.

The Highest Quarterly Contract Value is determined by reference to and use of the Contract Values on the highest of the four prior quarterly Contract Values as follows:

The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The initial BDB equals (a) the initial Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement, if this GMWB is elected at issue, or (b) the Contract Value less (for endorsements issued on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal, on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.50% (assuming Income Stream Level 3 was elected). Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 5.00%.

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is not greater than the BDB prior to step-up, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB, the BDB is set equal to that greater Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value, as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, subject to a $5 million maximum.
If the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value is greater than the BDB is prior to the step-up, then the BDB is set to equal that greater Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage (as adjusted by any increase that occurs pursuant to the same step-up) multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge for each available combination of Options. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order, and any reinstatement of the GWB bonus provision will not reinstate any bonuses that would have been credited during the period when the GWB bonus provision was discontinued.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 4.50% and the GAWA is $225,000. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 5.00%, then the GAWA will be equal to $250,000 (5.00% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value unless continued by the surviving spouse. Please see the information at the beginning of this GMWB Section regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this GMWB.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the Continuation Date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above. The GWB Adjustment Date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

◦
Step-ups will continue as permitted in accordance with the step-up rules above. New GAWA percentages will continue to be determined in accordance with the step-up rules above if the continuing spouse is a Covered Life. No such new GAWA percentages will be determined subsequent to continuation by a spouse who is not a Covered Life.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the Continuation Date (as if that person survived to that date).

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 253.

Termination. This GMWB terminates, subject to a prorated GMWB Charge assessed for the period since the last monthly charge, and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or any joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations for payment under this GMWB are satisfied after the Contract has terminated pursuant to the termination provisions of the Contract.

This GMWB may not otherwise be terminated independently from termination of the Contract.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal

Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax-qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 69 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 5 or 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The percentage that actually applies under your GMWB is the one that is included as the bonus rate in the combination of Options that you elect. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). (The increase, however, may not equal the amount that your Contract Value has declined.) This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 10. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5 or 6 % of the Bonus Base. The Bonus Base may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation; and advisory fees under the Contract.
	○	A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5 or 6% (as applicable) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up. Such a restart, however, will not reinstate any bonus that would have been credited on a prior date that was not within a Bonus Period.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2018. At that time, the bonus period is scheduled to expire on December 1, 2028 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2021), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2031. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2033 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2033, and would be scheduled to expire on December 1, 2043. (Please also see Examples 8 and 9 in Appendix E for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”). The following description of this GMWB is supplemented by the examples in Appendix F under section “II. MarketGuard Stretch”, particularly example 2 for the varying benefit.

This GMWB is available under Contracts which are purchased by the Owner with proceeds that are payable to the Owner as beneficiary of tax qualified or non-qualified death benefits as a result of the death of an owner of a qualified plan, or the death of an owner of a tax-qualified or non-qualified annuity contract. This GMWB is also available to an eligible Beneficiary entitled to death benefit payments under an existing Contract, who will be considered an Owner for purposes of this GMWB. The proceeds must be subject to the minimum distribution requirements of the Internal Revenue Code (the “Code”) applicable to beneficiaries. The distributions that will be made under this GMWB are commonly referred to as “stretch” distributions since they allow beneficiaries to receive payments over a period of time not exceeding their life expectancies.

Availability of this GMWB is subject to the following additional requirements:

•
For Owners age 70 or younger on the date this GMWB is issued, this GMWB must be elected no later than five years after the date of the death of the original owner. For Owners age 71 through age 80 on the date this GMWB is issued, this GMWB must be elected before the Owner begins taking distributions (or is required to begin taking distributions) to meet the stretch minimum distribution requirements. For endorsements issued before April 29, 2013, eligible owners of any age must have elected the GMWB before the Owner began taking distributions (or was required to begin taking distributions) to meet the stretch minimum distribution requirements.

•
This GMWB is not available if a trust was the designated beneficiary of the death benefit proceeds and as a result the Owner must apply the life expectancy payout method using an age different from his or her own.

•
The Owner must meet the applicable minimum distribution requirements by electing the life expectancy payout method as defined under the Code applicable to beneficiaries. This GMWB is not available if the Owner uses other payout methods, including payout methods available only for surviving spouses under special Code rules.

•
The Owner must commence the minimum distributions not later than 1 year after the deceased owner’s death (for non-qualified Contracts) or not later than the end of the calendar year following the calendar year in which the deceased owner died (for tax-qualified Contracts).

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earliest of:

•	The Owner’s death;

•
Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value (The GWB is the guaranteed amount available for future periodic withdrawals); or

•	The Contract Anniversary occurring in the GMWB Maturity Year (please see the “GMWB Maturity Year” section on page 238).

PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract and your tax advisor to be sure that this GMWB ultimately suits your needs.

This GMWB is available to individual Owners up to 80 years old on the latest required date of the first minimum distribution under the Internal Revenue Code applicable to the Contract (proof of age is required); may be added to a Contract on the Issue Date or after the Issue Date (for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later); and once added cannot be canceled. If you want to elect this GMWB after the Contract Issue Date (subject to availability), we must receive a request in Good Order. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).

This GMWB is available to natural Owners on qualified and non-qualified Contracts. It is also available to non-natural Owners on qualified Contracts. Joint annuitants are not permitted if there is a non-natural Owner.

We allow ownership changes of a Contract with this GMWB only when the Owner is a trust and the ownership change is to the Annuitant. Otherwise, ownership changes are not allowed. Changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and the required minimum distribution under the Contract (Stretch RMD). Please see “Election” and “Withdrawals” below for more information about the GAWA. For purposes of this GMWB, the Stretch RMD is the amount defined by the Internal Revenue Code as the minimum distribution requirement under the life expectancy payout method applicable to the Contract which is attributable to the proceeds from the death of an owner of a qualified plan, or the death of an owner of a tax-qualified or non-qualified annuity contract. Withdrawals exceeding the above limit cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract after the Issue Date, subject to availability –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you instead add this GMWB to your Contract post issue (subject to availability), the GWB is calculated based on Contract Value, which includes any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix F under section “II. MarketGuard Stretch”.) The GWB can never be more than $5 million, and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, this GMWB may be continued by a Beneficiary. Please see the “Continuation By Beneficiary” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. For a qualified Contract with a non-natural Owner, the age of the Annuitant is used to determine the GAWA percentage. The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 54	4.5%
55 – 59	5.0%
60+	5.5%

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 258).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or the Stretch RMD (if greater than the GAWA). If the GWB falls below the GAWA at the end of a Contract Year, the GAWA will be reset to equal the GWB.

This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted. The tables below clarify what happens in each instance.

This GMWB allows withdrawals greater than the GAWA to meet the Contract's Stretch RMD without compromising the endorsement's guarantees. Examples 4 and 5 in Appendix F under section “II. MarketGuard Stretch” supplement this description. Because the intervals for the GAWA and Stretch RMDs are different, namely Contract Years versus calendar years, and because Stretch RMDs are subject to other conditions and limitations, please see “Stretch RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or Stretch RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA and the GMWB Charge Base are unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

For more information about the GMWB Charge Base, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge” on page 59.

You may withdraw the greater of the GAWA or Stretch RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or Stretch RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or Stretch RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or Stretch RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix F under section “II. MarketGuard Stretch”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or Stretch RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or Stretch RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated, equaling:
	●	The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the Stretch RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see “THE FIXED ACCOUNT” beginning on page 18. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, Stretch RMDs, withdrawals of asset allocation and advisory fees, partial transfers and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 254.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded. If the date of death of the previous owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the eligibility of GMWB election will be re-determined based on the correct date of death. If it is determined that the GMWB could not have been elected based on the correct date of death, the GMWB will be null and void and all GMWB charges will be refunded.

STRETCH RMD NOTES: Notice of a Stretch RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. We may require you to set up a systematic withdrawal program to meet the Stretch RMDs. Eligible withdrawals that are specified as Stretch RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of Stretch RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's Stretch RMD requirements. If your requested Stretch RMD exceeds our calculation of the Stretch RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e. recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the Stretch RMD calculation for your Contract, please contact our Jackson of NY Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, Stretch RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and Stretch RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceeds the greatest of the Stretch RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the Stretch RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2019 Contract Year (ending June 30) is $10. The Stretch RMDs for calendar years 2018 and 2019 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2018 and $8 in each of the two halves of calendar year 2019, then at the time the withdrawal in the first half of calendar year 2019 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2019 Contract Year is less than the higher Stretch RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix F under section “II. MarketGuard Stretch”, particularly examples 4 and 5.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your Stretch RMD.

Premiums.

Subsequent Premium payments are only permitted on tax-qualified Contracts and must be a transfer from a qualified plan. Subsequent Premium payments must be received within 180 days of the Issue Date.

With each subsequent Premium payment on the Contract -	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix F under section “II. MarketGuard Stretch” to see how the GWB is recalculated when the $5 million maximum is hit.

GMWB Maturity Year. On the Contract Anniversary occurring in the GMWB Maturity Year, an amount equal to the excess of the GWB over Contract Value will be paid to the Owner. If the GWB is less than the Contract Value, no payment will be made. In either case, the GWB will be set to zero and the GMWB will terminate. The GMWB Maturity Year is determined from the chart below based on the Owner’s attained age on the latest required date for the first Stretch RMD. When determining the GMWB Maturity Year for endorsements issued on or after April 29, 2013, the latest required date for the first Stretch RMD is considered the beginning of the first year. For endorsements issued before April 29, 2013, the endorsement effective date is considered the beginning of the first year.

Age	GMWB Maturity Year	Age	GMWB Maturity Year	Age	GMWB Maturity Year
0	82	27	56	54	30
1	81	28	55	55	29
2	80	29	54	56	28
3	79	30	53	57	27
4	78	31	52	58	26
5	77	32	51	59	26
6	76	33	50	60	25
7	75	34	49	61	24
8	74	35	48	62	23
9	73	36	47	63	22
10	72	37	46	64	21
11	71	38	45	65	20
12	70	39	44	66	20
13	69	40	43	67	19
14	68	41	42	68	18
15	67	42	41	69	17
16	66	43	40	70	16
17	65	44	39	71	16
18	64	45	38	72	15
19	63	46	37	73	14
20	62	47	36	74	14
21	62	48	35	75	13
22	61	49	35	76	12
23	60	50	34	77	12
24	59	51	33	78	11
25	58	52	32	79	10
26	57	53	31	80	10

See Example 6 in Appendix F under section “II. MarketGuard Stretch” to see how the GMWB Maturity Year affects your GMWB.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death while the Contract is still in force, this GMWB terminates without value unless continued by the Beneficiary.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid to you on an annual basis, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB. On the Contract Anniversary occurring in the GMWB Maturity Year, any remaining GWB will be paid to the Owner and no further payments will be made.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, all payments cease and no death benefit is payable.

Continuation By Beneficiary. Upon the death of the Owner under a Qualified Plan Contract with a single Beneficiary, the Beneficiary may elect to continue the GMWB. If elected, the GMWB will continue and may not be terminated subsequently. If the GAWA% has been determined, no adjustment will be made to the GWB, the GAWA, the GMWB Charge Base, or the GMWB Maturity Year, at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the original Owner's attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	The date of the Owner's death, unless the Beneficiary elects to continue a qualified Contract with the GMWB;

•	The first date the GWB equals zero.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned step-up under a GMWB to occur prior to the withdrawal. Example 7 in Appendix D and Example 9 in Appendices E and F illustrate the consequences of a withdrawal preceding a step-up. There is no charge for the Systematic Withdrawal Program; however, recapture Charges may apply, and you may have to pay taxes on the money you receive.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers from an Investment Division when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	under applicable SEC rules, trading on the New York Stock Exchange is restricted;

•	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or,

•	the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for up to six months or the period permitted by law, and we will credit interest accordingly.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day on which those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. The Income Date must be at least 13 months after the Contract's Issue Date. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. For Contracts issued on or after April 6, 2009, income payments must begin by the Contract Anniversary on or next following your 95th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation. For Contracts issued before April 6, 2009, income payments must begin by your 90th birthday under a non-qualified Contract, unless otherwise approved by the Company, or by such earlier date as required by the applicable qualified plan, law or regulation. However, for Contracts issued before April 6, 2009, if you have not yet attained or passed age 90, you may elect to change your Income Date to the Contract Anniversary on or next following your 95th birthday. Additionally, for Contracts issued before April 6, 2009, if you already attained or passed age 90 as of April 6, 2009 and have not yet started receiving income payments, you may elect to change your Income Date to the Contract Anniversary on or next following your 100th birthday.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the variable and fixed options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump-sum payment. If you have less than $5,000 to apply toward an income option, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50, we may set the frequency of payments so that the first payment would be at least $50.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

•	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

•	the amount of any applicable Premium taxes or recapture charges deducted from your Contract Value on the Income Date;

•	which income option you select; and

•
the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including the age and gender of the Annuitant if you select an income option with a life contingency and an assumed investment rate of 2.50%.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant).

Option 1 - Life Income. This income option provides monthly payments for your life. No further payments are payable after your death. Thus, it is possible for you to receive only one payment if you died prior to the date the second payment was due.

Option 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you. Upon the death of either person, the monthly payments will continue during the lifetime of the survivor. No further payments are payable after the death of the survivor.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be equal to the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate no higher than the rate used to calculate the initial payment.

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

FutureGuard Guaranteed Minimum Income Benefit.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This optional Guaranteed Minimum Income Benefit (GMIB) endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the variable and fixed options you select during the accumulation phase. This benefit is only available on and after May 2, 2005 if:

•	you elect it prior to your Contract's Issue Date;

•	the Annuitant is not older than age 75 on the Issue Date; and

•
you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract Anniversary but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

This GMIB will terminate and will not be payable at the earliest of:

•	the Income Date (if prior to the effective date of this GMIB);

•	the 30th calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

•	the date you make a total withdrawal from the Contract;

•	upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

•	if the Owner is not a natural person, upon the death of the Annuitant.

Once elected, this GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking this GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the “GMIB Benefit Base” (described below) to the annuity rates in the table of guaranteed purchase rates attached to this GMIB endorsement. The only types of income payments available under this GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

Option 1 - Life Income,

Option 2 - Joint and Survivor,

Option 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

Option 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available, and no partial annuitization will be allowed.

After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date. This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

This GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits. You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the “GMIB Benefit Base.” The GMIB Benefit Base for this GMIB is the greater of (a) or (b), where:

(a) is the Roll-Up Component which is equal to:

•	all Premiums you have paid (net of any applicable Premium taxes); plus

•	any Contract Enhancements credited on or before the Business Day the GMIB Benefit Base is being calculated; minus

•	an adjustment (described below) for any withdrawals (including any applicable charges and adjustments to those withdrawals):

compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the date this GMIB is exercised.

All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB. For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous

Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than proportional withdrawals would. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

For example, the calculations for a Contract issued with an initial Premium payment of $10,000, this Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows.  Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year.  The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year.  The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05  - $400 = $10,520. This example does not take into account taxes.

and (b) is the Greatest Contract Anniversary Value Component and is equal to:

•	the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; minus

•	an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and adjustments for those withdrawals); plus

•	any Premiums paid (net of any applicable Premium taxes) after that Contract Anniversary; minus

•	any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and minus

•	any taxes deducted after that Contract Anniversary.

All of the applicable listed events and their adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

Neither component of the GMIB Benefit Base will ever exceed:

•	200% of Premiums paid (net of any applicable Premium taxes and excluding Premiums paid in the 12 months prior to the date this GMIB is exercised); minus

•	any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then the GMIB will terminate and this GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations. Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum Premium limits is not permitted. Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

You may not elect both a GMIB and a GMWB, and you may not elect to add a GMWB after the Issue Date to a Contract with a GMIB.

FutureGuard 6 Guaranteed Minimum Income Benefit.

PLEASE NOTE: EFFECTIVE APRIL 6, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This Guaranteed Minimum Income Benefit is designed to provide a guaranteed minimum level of future income regardless of the investment performance of the underlying investment options. The benefit requires annuitization to provide guaranteed income in the future. For those investors who are wishing to have current income, this benefit allows them to withdraw a minimum amount and still have guaranteed income in the future. The following description of this Guaranteed Minimum Income Benefit is supplemented by the examples in Appendix G.

This optional GMIB endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. The guarantee is different depending on when you purchased a Contract.

This benefit is only available if:

•	you elect it prior to your Contract's Issue Date;

•	the Annuitant is not older than age 75 on the Issue Date; and

•
you exercise it on or within 30 calendar days of any Contract Anniversary that is at least 10 years later than the most recent “step-up date” (described below) but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

This GMIB will terminate and will not be payable at the earliest of:

•	the Income Date (if prior to the effective date of this GMIB);

•	the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

•	the date you make a total withdrawal from the Contract;

•	upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

•	if the Owner is not a natural person, upon the death of the Annuitant.

This GMIB can only be elected at the time you purchase your Contract. Once elected, this GMIB cannot be terminated in any way other than described above while your Contract is in force.

You have the option of taking this GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the “GMIB Benefit Base” (described below) to the annuity rates in the table of guaranteed purchase rates attached to this GMIB endorsement. The only types of income payments available under this GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

Option 1 - Life Income,

Option 2 - Joint and Survivor,

Option 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

Option 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.
No other income options will be available, and no partial annuitizations will be allowed.

After any Contract Anniversary that is at least 10 years later than the most recent “Step-Up Date” (described below), the Contract Owner must exercise this option prior to the Income Date. This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

This GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits.

Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the “GMIB Benefit Base.” The GMIB Benefit Base for this GMIB is the greater of (a) or (b), where:

(a) is the Roll-Up Component which is equal to:

•	the step-up value on the most recent step-up date; plus

•	any Premiums you have paid (net of any applicable Premium taxes) subsequent to that step-up date; plus

•	any Contract Enhancements (which are credited only in the first Contract Year) subsequent to the step-up date; minus

•	an adjustment (described below) for any withdrawals (including any applicable charges for those withdrawals) subsequent to that step-up date;

compounded at an annual interest rate of 6% from the most recent step-up date until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB.

At issue, the step-up date is equal to the Issue Date, and the step-up value is equal to the initial Premium paid (net of any applicable Premium taxes and Sales Charges) plus any Contract Enhancement credited. After issue, the step-up date is equal to the Contract Anniversary on which the Owner elects to step up the Roll-Up Component to the Contract Value, and the step-up value is equal to the Contract Value on that step-up date.

Electing to step-up the Roll-Up Component is optional; however, electing to step-up means that you cannot annuitize under this GMIB for another 10 years (from the newly determined step-up date). A written request for step-up must be received in Good Order by the Jackson of NY Service Center within 30 days prior to the Contract Anniversary. The latest available step-up date will be the Contract Anniversary on or immediately following the Annuitant’s 75th birthday.

All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB. For total withdrawals up to 6% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

and (b) is the Greatest Contract Anniversary Value Component and is equal to:

•	the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; minus

•	an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges for those withdrawals); plus

•	any Premiums paid (net of any applicable Premium taxes) after that Contract Anniversary; minus

•	any taxes deducted after that Contract Anniversary.

All of the applicable listed events and their adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

For an Annuitant age 52 or younger on the Contract's Issue Date, neither component of the GMIB Benefit Base will ever exceed the cap of:

•	500% of Premiums paid (net of any applicable Premium taxes and excluding Premiums paid in the 12 months prior to the date this GMIB is exercised); minus

•	any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

For an Annuitant age 53 or older on the Contract's Issue Date, there is no cap on either component of the GMIB Benefit Base.

If the Contract Value falls to zero while this GMIB is in effect, then:

•
Annuitization under this GMIB will be automatically exercised if, in each Contract Year since the Issue Date, all withdrawals taken during the Contract Year have either been verified to be RMDs or, in total (including any applicable charges and adjustments), have not exceeded 6% of the Roll-Up Component as of the previous Contract Anniversary.

•
A notice of the annuitization will be sent to the Owner within 10 calendar days, and the Owner will have 30 days from the date the Contract Value falls to zero to choose an income option and a payment frequency. The Contract will remain active during this 30-day period. If no choice is made by the end of the 30-day period, the Owner will receive monthly payments based on a life annuity with 10 years certain (joint life annuity with 10 years certain if Joint Annuitants).

•	Otherwise, the GMIB terminates without value.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then this GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations. Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum Premium limits is not permitted. Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

You may not elect both a GMIB and a GMWB, and you may not elect to add a GMWB after the Issue Date to a Contract with a GMIB.

DEATH BENEFIT

The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase. Instead, you may choose an optional death benefit for an additional charge. The LifeGuard Freedom Flex DB optional death benefit was only available at issue in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options), but is no longer offered on or after June 27, 2011. The optional Highest Anniversary Value Death Benefit is only available upon application. In addition, once an optional death benefit is chosen it cannot be canceled except upon conversion, (if conversion is permitted), or upon spousal continuation in the case of the LifeGuard freedom Flex DB.

The effect of any GMWB on the amount payable to your Beneficiaries upon your death should be considered in selecting the death benefit in combination with a GMWB. Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order, which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple Beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include interest to the extent required by law. The death benefit paid will be the basic death benefit unless you have selected an optional death benefit endorsement. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the Contract Value will be added to your Contract Value as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Fixed Account and Investment Divisions according to the current allocation instructions on file for your Contract as of that date.

Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

Basic Death Benefit. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

•	your Contract Value as of the end of the Business Day on which we have received all required documentation from your Beneficiary; or

•
the total Premiums you have paid since your Contract was issued reduced for prior withdrawals (including any applicable charges) in the same proportion that the Contract Value was reduced on the date of the withdrawal.

Optional Death Benefits. Optional death benefits are available but, because there is an additional annual charge for optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit.

The optional death benefits are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. The Highest Anniversary Value Death Benefit is available if you are 79 years of age or younger on the Contract's Issue Date. The LifeGuard Freedom Flex DB was only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options) and only if the Owner is 35 to 70 years of age on the date the endorsement is added to the Contract, but is no longer offered on or after June 27, 2011. The older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit.

Each optional death benefit is subject to our administrative rules to assure appropriate use. Our administrative rules may be changed, as necessary. For the purpose of the optional death benefits, “Net Premiums” are defined as your Premium payments net of Premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%. Similarly, with the “Highest Anniversary Value” component, the adjustment to your Contract Value for any withdrawals (including applicable charges and deductions) will have occurred proportionally at the time of the withdrawals.

Following are the calculations for the optional death benefits:

The Highest Anniversary Value Death Benefit changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued; or

(c)
your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any Premiums paid (net of any applicable Premium taxes) subsequent to that Contract Anniversary. For contracts issued on or after January 16, 2007, Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary will not be deducted from your greatest Contract Value.

Unlike the basic death benefit, for contracts issued on or after April 6, 2009, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMDB Benefit Base on the Income Date; and

(b)	= the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order. If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

LifeGuard Freedom DB, changes your basic death benefit to the greatest of:

(a)	The Contract's Basic Death Benefit (see the description above); or

(b)	The GMWB Death Benefit

PLEASE NOTE: EFFECTIVE SEPTEMBER 28, 2009, THE LIFEGUARD FREEDOM DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB and only if the Owner is 75 years of age or younger on the date the endorsement is added to the Contract. At election, the GMWB Death Benefit equals the LifeGuard Freedom GMWB Guaranteed Withdrawal Balance (GWB). If you select the LifeGuard Freedom GMWB when you purchase your Contract, the GWB is generally your initial Premium payment, net of any applicable Premium taxes and adjusted for any subsequent Premium payments and withdrawals. If the LifeGuard Freedom GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent Premium payments and withdrawals. Election of LifeGuard Freedom DB after issue is only permitted if another optional death benefit endorsement has not been elected, unless you convert to LifeGuard Freedom DB from another optional death benefit (if conversion is permitted). In addition, if you convert to LifeGuard Freedom GMWB from another Guaranteed Minimum Withdrawal Benefit, LifeGuard Freedom DB is not available unless you are converting from the older version of LifeGuard Freedom GMWB to the newer version of LifeGuard Freedom GMWB (if conversion is permitted).

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) the LifeGuard Freedom GMWB Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged. If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent Premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.00.

The GMWB Death Benefit is not adjusted upon step-up, the application of the GWB adjustment or the application of any bonus. The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

For more information about how the LifeGuard Freedom GMWB works, including how the GWB and GAWA are calculated, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 134.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income

Date is on the date the Owner attains age of 95 or later (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

•
Life Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

•
Specified Period Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

If, under this income option, the Owner is not deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner along with the remaining GWB.

•
Life Income. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMWB Death Benefit on the Income Date; and

(b)	= the Contract Value on the Income Date.

•
Joint and Survivor. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMWB Death Benefit on the Income Date; and

(b)	= the Contract Value on the Income Date.

•
Life Annuity With at Least 120 or 240 Monthly Payments. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMWB Death Benefit on the Income Date; and

(b)	= the Contract Value on the Income Date.

LifeGuard Freedom 6 DB, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	The Contract's Basic Death Benefit (see the description above); or

(b)	The GMWB Death Benefit

PLEASE NOTE: EFFECTIVE OCTOBER 11, 2010, THE LIFEGUARD FREEDOM 6 DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The LifeGuard Freedom 6 DB is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB and only if the Owner is 75 years of age or younger on the date the endorsement is added to the Contract. At election, the GMWB Death Benefit equals the LifeGuard Freedom 6 GMWB Guaranteed Withdrawal Balance (GWB). If you select the LifeGuard Freedom 6 GMWB when you purchase your Contract, the GWB is generally your initial Premium payment, net of any applicable Premium taxes and adjusted for any subsequent Premium payments and withdrawals. If the LifeGuard Freedom 6 GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent Premium payments and withdrawals. Election of LifeGuard Freedom 6 DB after issue is only permitted if another optional death benefit endorsement has not been elected.

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) the LifeGuard Freedom 6 GMWB Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged. If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent Premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.00.

In addition, on the 7th Contract Anniversary following the effective date of the endorsement, the GMWB Death Benefit will automatically step up to the Contract Value if the Contract Value is greater than the GMWB Death Benefit.

The GMWB Death Benefit is not adjusted upon step-up of the LifeGuard Freedom 6 GMWB GWB, the application of the GWB adjustment or the application of any bonus. The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

For more information about how the LifeGuard Freedom 6 GMWB works, including how the GWB and GAWA are calculated, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 154.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the date the Owner attains age of 95 or later (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

•
Life Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

•
Specified Period Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

If, under this income option, the Owner is not deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner along with the remaining GWB.

•
Life Income. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMWB Death Benefit on the Income Date; and

(b)	= the Contract Value on the Income Date.

•
Joint and Survivor. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMWB Death Benefit on the Income Date; and

(b)	= the Contract Value on the Income Date.

•
Life Annuity With at Least 120 Monthly Payments. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMWB Death Benefit on the Income Date; and

(b)	= the Contract Value on the Income Date.

LifeGuard Freedom Flex DB, if elected, replaces your basic death benefit and is the only death benefit during the accumulation phase of your Contract. The LifeGuard Freedom Flex DB is the greater of:

(a)	The Contract's Basic Death Benefit (see the description above); or

(b)	The GMWB Death Benefit, as calculated under this death benefit.

PLEASE NOTE: EFFECTIVE JUNE 27, 2011, THE LIFEGUARD FREEDOM FLEX DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The LifeGuard Freedom Flex DB was only available in conjunction with the purchase of the 6% Bonus and Annual Step-Up combination of LifeGuard Freedom Flex GMWB (the “LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Option”) and only if the Owner is 35 to 70 years of age on the date that the endorsement was issued in connection with the Contract. At election, the GMWB Death Benefit equals the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Guaranteed Withdrawal Balance (GWB). When purchased at Contract issuance, the GWB is your initial Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement on the Premium payments.

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Option Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged. If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD; and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent Premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

In addition, on the 7th Contract Anniversary following the effective date of the endorsement, the GMWB Death Benefit will automatically step up to the Contract Value if the Contract Value is greater than the GMWB Death Benefit, subject to a maximum of $5,000,000.

The GMWB Death Benefit is not adjusted upon step-up of the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups GWB, the application of the GWB Adjustment or the application of any bonus. The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

Upon continuation of the Contract by a spousal Beneficiary, the surviving spouse may elect to terminate LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups, in which case the GMWB death benefit will be included in the calculation of the continuation adjustment (which is the amount by which the death benefit that would have been payable exceeds the Contract Value). If the spouse does not make such an election, the endorsement, including the death benefit thereunder, will continue in accordance with its terms, but the GMWB death benefit will not be included in the continuation adjustment.

For more information about how the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups works, including how the GWB and GAWA are calculated, please see “LifeGuard Freedom Flex GMWB” beginning on page 211.

Unlike the basic death benefit, LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups may provide a death benefit on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this endorsement terminates and no death benefit under the endorsement is payable. However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

•
Life Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s (or either joint Owner’s) death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

•
Specified Period Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s (or either joint Owner’s) death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

If, under this income option, no Owner is deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner(s) along with the remaining GWB.

•
Life Income. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMWB Death Benefit on the Income Date; and

(b)	= the Contract Value on the Income Date.

•
Joint and Survivor. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor payee’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMWB Death Benefit on the Income Date; and

(b)	= the Contract Value on the Income Date.

•
Life Annuity With at Least 120 Monthly Payments. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMWB Death Benefit on the Income Date; and

(b)	= the Contract Value on the Income Date.

The death benefits under the Income Options vary depending on which Income Option you select. Either the GMWB Death Benefit calculation, described above, with or without any remaining GWB, or the excess of the GMWB Death Benefit calculation over the Contract Value is payable. Each is computed on the Income Date. For more information on these Income Options, see “LifeGuard Freedom Flex GMWB – Annuitization” beginning on page 220 and “Income Options” beginning on page 241.”

Payout Options. The Contract's death benefit is payable pursuant to one of the following payout options:

•	single lump-sum payment; or

•	payment of entire death benefit within 5 years of the date of death; or

•
payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. The Special Spousal Continuation option is one way to continue your Contract. For more information, please see “Special Spousal Continuation Option” below.

Pre-Selected Payout Options. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit payout option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death.

Special Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Instead, except as described below, we will contribute to the Contract a continuation adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. A continuation adjustment will not be made if your Contract includes the LifeGuard Freedom Flex DB and your spouse continues that benefit after your death. We calculate the continuation adjustment amount using the Contract Value and death benefit as of the date we receive all required documentation from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the “Continuation Date”). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation option, the new Contract Value will be considered the initial Premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. Any GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue the Contract. For more information, please see the descriptions of the “Guaranteed Minimum Income Benefits” beginning on page 241. Similarly, a GMWB will terminate upon your death (and no further GMWB charges will be deducted), however, unless your spouse is eligible for the benefit and elects to continue the Contract. Some GMWBs may be terminated by your spouse on the Continuation Date. For more information, please see the respective GMWB subsections in this prospectus. Any optional Guaranteed Minimum Death Benefit will continue for your spouse unless your spouse chooses to remove it, or (except for LifeGuard Freedom Flex DB) your spouse is age 80 or older at the time of continuation.

The Special Spousal Continuation Option is available to elect one time on the Contract. However, if the Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.

Death of Owner On or After the Income Date. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payments will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payments will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death. With Option 1 or 2 of the income options, if the Annuitant's death occurs before the first income payment, the amount applied to the income option will be paid to the Owner or Beneficiary, as applicable.

TAXES

The following is only general information and is not intended as tax advice to any individual. Additional tax information is included in the SAI. You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts - General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts - Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts - Withdrawals and Income Payments. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of Premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

•	paid on or after the date you reach age 59 1/2;

•	paid to your Beneficiary after you die;

•	paid if you become totally disabled (as that term is defined in the Code);

•
paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

•	paid under an immediate annuity; or

•	which come from Premiums made prior to August 14, 1982.

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisers for more information.

Non-Qualified Contracts - Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a “designated Beneficiary” is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary and such distributions begin within one year of that Owner's death. The Owner's “designated Beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's “designated Beneficiary” is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts - Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals and income payments under tax-qualified Contracts. The Code also imposes required minimum distribution for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals - Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Code); or

•	experiences hardship. However, in the case of hardship, the Owner can only withdraw the Premium and not any earnings.

Withdrawals - Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income-tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

Constructive Withdrawals - Investment Adviser Fees. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

•	there was a written agreement providing for payments of the fees solely from the annuity Contract,

•	the Contract Owner had no liability for the fees and

•	the fees were paid solely from the annuity Contract to the adviser.

Extension of Latest Income Date. If you do not annuitize your non-qualified Contract on or before the Latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes.  The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year of your Latest Income Date.  In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time.  Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Assignment. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance Contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable Contracts was not sufficient to cause the Contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, Contract or agreement between the Contract Owner and Jackson of NY regarding the availability of a particular investment option and other than the Contract Owner's right to allocate Premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract currently offers 124 Investment Divisions and at least one Fixed Account option, and, if more than 99 options are offered, a Contract Owner's Contract Value can be allocated to no more than 99 variable and fixed options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 25 transfers in any one year without a charge.

The Revenue Ruling states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's Beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution; or

(c)	a hardship withdrawal.

JACKSON OF NY TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, but the “Federal (DAC) Tax Charge” merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) while we impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. You can arrange to have a regular amount of money periodically transferred automatically from one Investment Division to any number of the Investment Divisions if you have at least $15,000 of Contract Value. The periodic transfer intervals may be monthly, quarterly, semi-annually or annually. Dollar Cost Averaging theoretically gives you a lower average cost per unit for the Investment Divisions over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.

You may cancel your Dollar Cost Averaging program using whatever methods you use to change your allocation instructions. You should consult with your Jackson of NY representative with respect to the current availability of Dollar Cost Averaging. Certain restrictions may apply.

Earnings Sweep. You can choose to move your earnings from the Money Market Investment Division on a monthly basis, and there is no minimum transfer amount. Earnings Sweep may only be added within 30 days of the issue date of your Contract.

You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions. You should consult with your Jackson of NY representative with respect to the current availability of Earnings Sweep. Certain restrictions may apply.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions. You may cancel your Rebalancing program using whatever methods you use to change your allocation instructions. You should consult with your Jackson of NY representative with respect to the current availability of Rebalancing. Certain restrictions may apply.

Free Look. You may return your Contract to the selling agent or us within 20 days after receiving it. We will return

•	the Contract Value in the Investment Divisions, plus

•	any fees and expenses deducted from the Premium prior to allocation to the Investment Divisions, plus

•	the full amount of Premium you allocated to the Fixed Account (minus any withdrawals), minus

•	any applicable Contract Enhancement recapture charge.

We will determine the Contract Value in the Investment Divisions as of the date the request for refund is mailed to us, or the date you return it to the selling agent. We will pay the applicable free look proceeds within seven days of a request in Good Order. If a Purchase Payment made by personal check or electronic draft is received within the five days preceding a free look request, we may delay payment of the free look proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

•	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

•	Standardized average annual total return is calculated in accordance with SEC guidelines.

•
Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

•	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the contract maintenance charge, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of charges for optional features would reduce the percentage increase or make greater any percentage decrease.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Confirmation of Transactions. We will send you a written statement confirming that a financial transaction, such as a Premium payment, withdrawal, or transfer has been completed. This confirmation statement will provide details about the transaction. Certain transactions which are made on a periodic or systematic basis will be confirmed in a quarterly statement only.

It is important that you carefully review the information contained in the statements that confirm your transactions. If you believe an error has occurred you must notify us in writing within 30 days of receipt of the statement so we can make any appropriate adjustments. If we do not receive notice of any such potential error, we may not be responsible for correcting the error.

Legal Proceedings. Jackson National Life Insurance Company (Jackson of NY's parent) and its subsidiaries are defendants in class actions and a number of civil proceedings arising in the ordinary course of business and otherwise . We do not believe at the present time that any pending action or proceeding will have a material adverse effect upon the Separate Account, Jackson of NY’s ability to meet its obligations under the Contracts, or Jackson National Life Distributors LLC’s ability to perform its contract with the Separate Account.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Calculation of Performance
Additional Tax Information
Annuity Provisions
Net Investment Factor
Condensed Financial Information
Financial Statements of the Separate Account
Financial Statements of Jackson of NY

APPENDIX A

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®,” “Jackson®,” “Jackson of NY®” and “Jackson National Life Insurance Company of New York®” are trademarks of Jackson National Life Insurance Company.

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” and “The Dow 10,” “Dow Jones Brookfield Global Infrastructure Index,” “STANDARD & POOR’S®,” “S&P®,” “S&P 500®,” “S&P MIDCAP 400 Index®,” “STANDARD & POOR’S MIDCAP 400 Index®,” “S&P SmallCap 600 Index®,” “STANDARD & POOR’S 500®,” “S&P Composite 1500 Growth Index,” and “S&P Composite 1500 Value Index” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones®”, “Dow Jones Industrial Average”, “DJIA®”, “The Dow®” and “The Dow® 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company® (“Jackson”).

The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, “Brookfield”) and has been licensed for use. Standard & Poor’s®, S&P® and S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor’s Financial Services LLC; Brookfield® is a registered trademark of Brookfield Asset Management, Inc.; and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital DowSM Index Fund, JNL/Brookfield Global Infrastructure and MLP Fund, JNL/Mellon Capital S&P 1500 Growth Index Fund, and JNL/Mellon Capital S&P 1500 Value Index Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, Brookfield or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson, but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

Dow Jones, SPDJI and their respective affiliates do not:

•	Sponsor, endorse, sell or promote the Products.

•	Recommend that any person invest in the Products.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.

•	Have any responsibility or liability for the administration, management or marketing of the Products.

•	Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,
• Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:

• The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;
• The accuracy or completeness of the Indexes and its data;
• The merchantability and the fitness for a particular purpose or use of the Indexes and its data;
• Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;
•    Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund and JNL/S&P 4 Fund.

STANDARD & POOR’S®, S&P®, S&P 500®, and S&P MIDCAP 400® are registered trademarks of S&P Global Market Intelligence Inc. or its affiliates and have been licensed for use by Jackson National Life Insurance Company. Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a part of S&P Global Market Intelligence. Certain portfolios herein are sub-advised by SPIAS, a registered investment adviser and a wholly owned subsidiary of S&P Global Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS in this document, investors should realize that such information is provided to Jackson National Asset Management, LLC only as a general recommendation. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. The underlying funds of the JNL/S&P 4 Fund are sub-advised by SPIAS. SPIAS does not sub-advise the JNL/S&P 4 Fund. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

SPIAS and its affiliates (collectively, S&P Global) and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively S&P Global Parties) do not guarantee the accuracy, completeness, timeliness or availability of the Content. S&P Global Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an “as is” basis. S&P GLOBAL PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, FREEDOM FROM BUGS, SOFTWARE ERRORS OR DEFECTS, THAT THE CONTENT’S FUNCTIONING WILL BE UNINTERRUPTED OR THAT

THE CONTENT WILL OPERATE WITH ANY SOFTWARE OR HARDWARE CONFIGURATION. In no event shall S&P Global Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the Content even if advised of the possibility of such damages.

While SPIAS has obtained information from sources it believes to be reliable, SPIAS does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

S&P Global keeps certain activities of its divisions separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain divisions of S&P Global may have information that is not available to other S&P Global divisions. S&P Global has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P Global Ratings does not contribute to or participate in the provision of investment advice. S&P Global Ratings may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P Global reserves the right to disseminate its opinions and analyses. S&P Global's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P Global publications and third-party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

S&P Global Market Intelligence and its affiliates provide a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address. SPIAS may consider research and other information from affiliates in making its investment recommendations.

The investment policies of certain model portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P Global Ratings. SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P Global Ratings.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

DoubleLine is a registered service mark of DoubleLine Capital LP.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Nasdaq ® 100 Index Fund. The JNL/Mellon Capital Nasdaq ® 100 Index Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ ® 100 INDEX FUND.

THE FOLLOWING APPLIES TO THE JNL MULTI-MANAGER MID CAP FUND, THE JNL MULTI-MANAGER SMALL CAP GROWTH FUND, THE JNL MULTI-MANAGER SMALL CAP VALUE FUND, THE JNL/AQR LARGE CAP RELAXED CONSTRAINT U.S. EQUITY FUND, THE JNL/BLACKROCK GLOBAL ALLOCATION FUND, THE JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND, THE JNL/DFA U.S. CORE EQUITY FUND, THE JNL/INVESCO MID CAP VALUE FUND, THE JNL/INVESCO SMALL CAP GROWTH FUND, THE JNL/JPMORGAN MIDCAP GROWTH FUND, THE JNL/MFS MID CAP VALUE FUND, THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL CONSUMER STAPLES SECTOR FUND, THE JNL/MELLON CAPITAL MATERIALS SECTOR FUND, THE JNL/MELLON CAPITAL INDUSTRIALS SECTOR FUND, THE JNL/MELLON CAPITAL REAL ESTATE SECTOR FUND, THE JNL/MELLON CAPITAL MSCI WORLD INDEX FUND, THE JNL/MELLON CAPITAL TELECOMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER DISCRETIONARY SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL ENERGY SECTOR FUND OR THE JNL/MELLON CAPITAL INFORMATION TECHNOLOGY SECTOR FUND, THE JNL/PPM AMERICA MID CAP VALUE FUND, THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, THE JNL/T. ROWE PRICE MID-CAP GROWTH FUND, THE JNL/T. ROWE PRICE VALUE FUND, AND THE JNL/WMC VALUE FUND (COLLECTIVELY, THE “JNL FUNDS”).

THE JNL FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL FUNDS OR THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL FUNDS IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.

NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL FUNDS, OWNERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Barclays Capital Inc. and its affiliates ("Barclays") is not the issuer or producer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine Shiller Enhanced CAPE Fund. The Shiller Barclays CAPE™ US Sector ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust ("JNLST") as the Issuer of JNL/DoubleLine Shiller Enhanced CAPE Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE US Sector ER USD Index is the licensing of the Shiller Barclays CAPE US Sector ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine Shiller Enhanced CAPE Fund or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund. Additionally, JNLST or JNL/DoubleLine Shiller Enhanced CAPE Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE US Sector ER USD Index in connection with JNL/DoubleLine Shiller Enhanced CAPE Fund investors acquire JNL/DoubleLine Shiller Enhanced CAPE Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE US Sector ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine Shiller Enhanced CAPE Fund. The JNL/DoubleLine Shiller Enhanced CAPE Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine Shiller Enhanced CAPE Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE US Sector ER USD Index to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of the JNL/DoubleLine Shiller Enhanced CAPE Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine Shiller Enhanced CAPE Fund to be issued. Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE US Sector ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine Shiller Enhanced CAPE Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE Shiller Barclays CAPE US Sector ER USD Index. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE Shiller Barclays CAPE US Sector ER USD Index, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE Shiller Barclays CAPE US Sector ER USD Index BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE SHILLER ENHANCED CAPE FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

APPENDIX B

CONTRACT ENHANCEMENT RECAPTURE CHARGES

Example 1 illustrates the application of the 2% Contract Enhancement endorsement to a Contract with a single Premium payment and the application of recapture charges upon a partial withdrawal. This example assumes that the Contract is issued on October 1, 2012, and that the Contract Value grows to $126,360.11 by September 30, 2016. The Contract Owner requests that he or she be sent $100,000 on September 30, 2016. The Contract Value will have to be reduced by not only the $100,000, but also the applicable Recapture Charge owed to us given the amount of Premium withdrawn that is subject to those charges, as illustrated below.

Example 1
10/1/2012 :	Contract Issue Date
$100,000.00 :	Premium
2.00% :	Contract Enhancement Percentage
$2,000.00 :	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (2.00%))
1.25% :	Recapture Charge Percentage for Completed Year 3-4 (RC%)
5.50% :	Hypothetical Net Return

At end of Year 4
9/30/2016
$126,360.11 :	Contract Value at end of Year 4
$100,000.00 :	Net Withdrawal Amount (The amount requested to be sent.)

$26,360.11 :	Earnings (Contract Value ($126,360.11) less Premium ($100,000)), which are presumed to be withdrawn first and without charges.
$73,639.89 :	Net Withdrawal Amount requested ($100,000) minus Earnings ($26,360.11).
$74,572.04 :
Corresponding Premium. The amount to which the appropriate recapture charge percentage is applied. This amount is determined by multiplying the Net Withdrawal Amount requested minus Earnings ($73,639.89) by a factor determined by the percentage amount of the applicable charge. It is the actual amount of Premium that will need to be withdrawn to send the Contract Owner the Net Withdrawal Amount and apply the remainder to pay the charges to us. In this example, the corresponding Premium is specifically calculated as follows: $73,639.89 X (1/[1 – 1.25%]) = $74,572.04. In this calculation the 1.25% represents the RC%.

$100,000.00 :	Net Withdrawal Amount
$932.15 :	Recapture Charge: $74,572.04 multiplied by RC% (1.25%)
$100,932.15 :
Total Withdrawal Amount (Net Withdrawal requested ($100,000.00) plus the Recapture Charge ($932.15) that is imposed on the withdrawal of Premium) which is the total amount deducted from the Contract Value

$25,427.96 :	Contract Value after Total Withdrawal ($126,360.11 less $100,932.15)

Example 2 illustrates the application of the 2% Contract Enhancement endorsement to a Contract with multiple Premium payments and the application of recapture charges upon a partial withdrawal. This example assumes that the Contract is issued on October 1, 2012, the Contract Owner makes an additional Premium payment of $100,000 on November 1, 2014, and that the Contract Value grows to $203,250 by December 15, 2014. The Contract Owner requests that he or she be sent $150,000 on December 15, 2014. The Contract Value will have to be reduced by not only the $150,000, but also the applicable Recapture Charge owed to us given the amount of Premium withdrawn that is subject to those charges are applied, as illustrated below. For purposes of the recapture charge, we treat withdrawals as coming first from earnings, which are withdrawn without recapture charges, and then from the oldest Remaining Premium.

Example 2
10/1/2012 :	Contract Issue Date
$100,000.00 :	Premium 1
2.00% :	Contract Enhancement Percentage
$2,000.00 :	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (2.00%))
1.25% :	Recapture Charge Percentage for Completed Year 2-3 (RC%1)

11/1/2014
$100,000.00 :	Premium 2 received in Contract Year 2-3
1.25% :	Contract Enhancement Percentage for Premium received in Contract Year 2-3
$1,250.00 :	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (1.25%))
1.25% :	Recapture Charge Percentage for Completed Year 0-1 (since the receipt of the Premium) (RC%2)
0.00% :	Hypothetical Net Return

12/15/2014
$203,250.00 :	Contract Value
$150,000.00 :	Net Withdrawal Amount (The amount requested to be sent.)

$3,250.00 :	Earnings (Contract Value ($203,250) less Premiums ($200,000)), which are presumed to be withdrawn first and without charges.
$146,750.00 :	Net Withdrawal Amount ($150,000) requested minus Earnings ($3,250)

$100,000.00 :	Total Corresponding Premium 1, which is the oldest Remaining Premium. All of this Premium must be withdrawn to meet the requested Net Withdrawal Amount.
$98,750.00 :
The amount of Premium 1 withdrawn after deducting the Recapture Charge paid to us (Total Corresponding Premium 1 withdrawn ($100,000) less the Recapture Charge from Premium 1 ($100,000 multiplied by RC%1 (1.25%) equals $1,250))

$48,000.00 :
Net withdrawal amount needed from Premium 2, which is equal to the Net Withdrawal Amount requested ($150,000), minus Earnings ($3,250), and minus the amount withdrawn from Premium 1 after deducting the Recapture Charge ($98,750)

$48,607.59 :
Total Corresponding Premium 2. The amount of Premium 2 to which the appropriate recapture charge percentage is applied. This amount is determined by multiplying the net withdrawal amount needed from Premium 2 ($48,000.00) by a factor determined by the percentage amount of the applicable charge. In this example, the corresponding Premium 2 is specifically calculated as follows: $48,000 X (1/[1 – 1.25%]) = $48,607.59. In this calculation, the 1.25% represents the RC%2.

$150,000.00 :	Net Withdrawal Amount
$1,250.00 :	Recapture Charge from Premium 1: $100,000 multiplied by RC%1 (1.25%)
$607.59 :	Recapture Charge from Premium 2: $48,607.59 multiplied by RC%2 (1.25%)

$151,857.59 :
Total Withdrawal Amount (Net Withdrawal requested ($150,000.00) plus the Recapture Charge ($1,250.00 plus $607.59 equals $1,857.59 in total Recapture Charges) that is imposed on the withdrawal of Premium) which is the total amount deducted from the Contract Value)

$51,392.41 :	Contract Value after Total Withdrawal ($203,250.00 less $151,857.59)

APPENDIX C

FINANCIAL INSTITUTION SUPPORT

Below is a complete list of Financial Institutions that received marketing and distribution and/or administrative support in 2017 from the Distributor and/or Jackson of NY or our affiliates in relation to the sale of Jackson and Jackson of NY variable insurance products.

1st Global Capital Corporation	Buckman, Buckman & Reid, Inc.	D. A. Davidson & Company
Advisory Group Equity Services, Ltd.	Cabot Lodge Securities LLC	D.H. Hill Securities, LLP
Allegheny Investments, Ltd.	Cadaret, Grant & Co., Inc.	Davenport & Company, LLC
Allegiance Capital, LLC	Calton & Associates, Inc.	David A. Noyes & Co
Allegis Investment Services	Cambridge Investment Research, Inc.	Davinci Capital Management Inc.
Allen & Company of Florida, Inc.	Camden Financial Services	Dempsey Lord Smith, LLC
American Capital Partners, LLC	Cantella & Company, Inc.	DFPG Investments, Inc.
American Equity Investment Corp.	Cape Securities, Inc.	Dominion Investor Services
American Independent Securities Group, LLC	Capfinancial Securities, Inc.	Duncan Williams, Inc.
	Capital Financial Services	Edward Jones & Company
American Portfolios Financial Services, Inc.	Capital Investment Group, Inc.	Emerson Equity LLC
	Capital One Investing, LLC	Equity Services, Inc.
Ameriprise Advisor Services, Inc.	Capitol Securities Management, Inc.	Essex Financial Services, Inc.
Ameritas Investment Corporation	Centaurus Financial, Inc.	Essex Securities
Arete Wealth Management, LLC	Center Street Securities, Inc.	Feltl and Company
Arque Capital, Ltd.	Century Securities & Associates, Inc.	Fifth Third Securities
Arvest Asset Management	Ceros Financial Services, Inc.	Financial Services International Corporation
Associated Investment Services	Cetera Advisor Networks, LLC
Aurora Capital, LLC	Cetera Advisors, LLC	First Allied Securities, Inc.
Ausdal Financial Partners, Inc.	Cetera Financial Specialists, LLC	First Brokerage America, LLC
Avalon Investment & Securities Group, Inc.	Cetera Investment Services, LLC	First Citizens Investor Services
	CFD Investments, Inc.	First Financial Equity Corporation
AXA Advisors, LLC	Chelsea Financial Services	First Heartland Capital, Inc.
B. B. Graham & Co., Inc.	Citigroup Global Markets, Inc.	First Kentucky Securities Corporation
B.C. Ziegler & Company	Citizens Investment Services	First Western Advisors
BancWest Investment Services, Inc.	Citizens Securities, Inc.	First Western Securities, Inc.
Bankers Life Securities, Inc.	Client One Securities, LLC	Foresters Equity Services, Inc.
BB&T Investment Services, Inc.	Coastal Equities, Inc.	Fortune Financial Services, Inc.
BB&T Securities LLC	Coburn & Meredith, Inc.	Founders Financial Securities, LLC
BBVA Compass Investment Solutions, Inc.	Commonwealth Financial Network	FSC Securities Corporation
BCG Securities, Inc.	Community America Financial Solutions, LLC	FTB Advisors, Inc.
Beaconsfield Financial Services		G. W. Sherwold Associates, Inc.
Benjamin F Edwards & Company	Compass Securities Corp.	G.A. Repple and Company
Berthel, Fisher & Company Financial Services	Comprehensive Asset Management and Servicing, Inc.	G.F. Investment Services, LLC
Garden State Securities
BMO Harris Financial Advisers, Inc.	Concorde Investment Services, LLC	Geneos Wealth Management, Inc.
BOK Financial Securities, Inc.	Coordinated Capital Securities, Inc.	Girard Securities, Inc.
Broker Dealer Financial Services Corporation	CoreCap Investments Inc.	Globalink Securities, Inc.
	Country Capital Management Company	GLP Investment Services, LLC
Brokers International Financial Services, LLC	Crescent Securities Group	GLS & Associates, Inc.
	Crown Capital Securities, L.P.	Gradient Securities, LLC
Brooklight Place Securities	CUNA Brokerage Services, Inc.	GWN Securities, Inc.
Bruce A. Lefavi Securities, Inc.	CUSO Financial Services, Inc.	H Beck, Inc.
Bruderman Brothers	Cutter & Company	H.D. Vest Investment Securities, Inc.

Halliday Financial, LLC	Legend Equities Corporation	Northwestern Mutual Investment Services, LLC
Hancock Investment Services LLC	Leigh Baldwin & Company
Hantz Financial Services	Liberty Group, LLC	NPB Financial Group, LLC
Harbor Financial Services, LLC	Liberty Partners Financial Services, LLC	NY Life Securities, Inc.
Harbour Investments, Inc.	LifeMark Securities Corporation	O.N. Equity Sales Company
Harger and Company, Inc.	Lincoln Douglas Investments, LLC	Oak Tree Securities, Inc.
Harvest Financial Corporation	Lincoln Financial Advisors Corporation	Omni Financial Securities, Inc.
Hazard & Siegel, Inc.	Lincoln Financial Securities Corporation	OneAmerica Securities, Inc.
Hefren-Tillotson, Inc.	Lincoln Investment Planning, Inc.	Oppenheimer & Company, Inc.
Hilltop Securities, Inc.	Lion Street Financial, LLC	Packerland Brokerage Services
Horace Mann Investors, Inc.	Lombard Securities	Paradigm Equities, Inc.
Hornor, Townsend & Kent, Inc.	Lowell & Company, Inc.	Park Avenue Securities, LLC
Huntington Investment Company	LPL Financial Services	Parkland Securities, LLC
Huntleigh Securities Corporation	Lucia Securities, LLC	Parsonex Securities, LLC
IBN Financial Services, Inc.	M Griffith Investment Services	Peak Brokerage Services
IFS Securities	M&T Securities, Inc.	PFA Security Asset Management, Inc.
IMS Securities, Inc.	M. Holdings Securities, Inc.	PlanMember Securities Corporation
Independence Capital Company	M.S. Howells & Co.	PNC Investments, LLC
Independent Financial Group, LLC	Mack Investment Securities, Inc.	Portfolio Resources Group, Inc.
Infinex Investments, Inc.	Madison Avenue Securities, Inc.	Principal Securities
Infinity Securities, Inc.	McDonald Partners, LLC	Private Client Services, LLC
Innovation Partners, LLC	Mercer Allied Company, LP	ProEquities, Inc.
Institutional Securities Corporation	Merrill Lynch	Prospera Financial Services, Inc.
InterCarolina Financial Services, Inc.	MetLife Securities, Inc.	Pruco Securities, LLC
International Assets Advisory, LLC	Michigan Securities, Inc.	Purshe Kaplan Sterling Investments
Intervest International, Inc.	Mid-Atlantic Capital Corporation	Questar Capital Corporation
INVEST Financial Corporation	Mid-Atlantic Securities, Inc.	Raymond James & Associates, Inc.
Investacorp, Inc.	Mischler Financial Group, Inc.	Raymond James Financial Services, Inc.
Investment Centers of America, Inc.	MML Investors Services, LLC	RBC Capital Markets Corporation
Investment Planners, Inc.	Moloney Securities Company, Inc.	Regulus Advisors, LLC
Investment Professionals, Inc.	Money Concepts Capital Corp.	Rhodes Securities, Inc.
Investors Capital Corporation	Moors & Cabot, Inc.	Robert W. Baird & Company, Inc.
J.W. Cole Financial, Inc.	Morgan Stanley	Royal Alliance Associates
James T Borello & Company	MSI Financial Services	SA Stone Wealth Management, Inc.
Janney, Montgomery Scott, LLC	Mutual of Omaha Investor Services, Inc.	Sagepoint Financial, Inc.
JJB Hilliard WL Lyons, LLC	Mutual Securities, Inc.	SANDLAPPER Securities, LLC
JP Morgan Securities	MWA Financial Services, Inc.	Santander Securities, LLC
K. W. Chambers & Company	National Planning Corporation	Saxony Securities, Inc.
Kalos Capital, Inc.	National Securities Corporation	SCF Securities, Inc.
KCD Financial, Inc.	Nations Financial Group, Inc.	Secure Planning, Inc.
Kestra Investment Services Inc./NFP Securities, Inc.	Nationwide Planning Associates	Securian Financial Services, Inc.
	Nationwide Securities, LLC	Securities America, Inc.
Key Investment Services	Navy Federal Brokerage Services, LLC	Securities Management & Research, Inc.
Kingsbury Capital, Inc.	NBC Securities, Inc.	Securities Service Network, Inc.
KMS Financial Services, Inc.	Newbridge Securities Corporation	Sigma Financial Corporation
Kovack Securities, Inc.	Next Financial Group, Inc.	Signal Securities, Inc.
L. M. Kohn & Company, Inc.	Niagara International Ltd.	Signator Investors, Inc.
Ladenburg Thalmann & Co. Inc	North Ridge Securities Corporation	Signature Securities Group Corporation
Lasalle St. Securities, LLC	Northeast Securities, Inc.	SII Investments, Inc.

Silver Oak Securities	Vorpahl Wing Securities
Simmons First Investment Group, Inc.	Voya Financial Advisors, Inc.
Sorrento Pacific Financial, LLC	Waddell & Reed, Inc.
Southeast Investments, N.C., Inc.	Wayne Hummer Investments, LLC
Spire Securities	Wedbush Securities, Inc.
St. Bernard Financial Services, Inc.	Weitzel Financial Services, Inc.
Sterling Monroe Securities, LLC	Wells Fargo Advisors, LLC
Sterne Agee Financial Services, Inc.	Wesbanco Securities, Inc.
Stifel Nicolaus & Company, Inc.	Wescom Financial Services, LLC
Summit Brokerage Services, Inc.	Western Equity Group
Summit Equities, Inc.	Western International Securities, Inc.
Sunbelt Securities, Inc.	Westport Capital Markets
SunTrust Investment Services, Inc.	WFG Investments, Inc.
SWBC Investment Services	Wiley Bros-Aintree Capital, LLC
SWS Financial Services, Inc.	Woodbury Financial Services, Inc.
Symphonic Securities, LLC	Woodmen Financial Services, Inc.
Synovus Securities, Inc.	World Capital Brokerage, Inc.
T.S. Phillips Investments, Inc.	World Equity Group, Inc.
Tandem Securities, Inc.	Wunderlich Securities, Inc.
Taylor Capital Management
TFS Securities, Inc.
The Investment Center, Inc.
The Leaders Group, Inc.
The O.N. Equity Sales Company
The Strategic Financial Alliance, Inc.
The Windmill Group
Thrasher & Chambers, Inc.
Thurston, Springer, Miller, Herd & Titak, Inc.

Titleist Asset Management, Ltd.
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
Trustmont Financial Group, Inc.
UBS Financial Services, Inc.
Uhlmann Price Securities
Umpqua Investments, Inc.
UnionBanc Investment Services, LLC
United Brokerage Services, Inc.
United Planners Financial Services of America

US Bancorp Investments, Inc.
USA Financial Securities Corporation
USCA Securities LLC
Valic Financial Advisors, Inc.
ValMark Securities, Inc.
Vanderbilt Securities, LLC
Variable Investment Advisors, Inc.
Vision Brokerage Services, LLC

APPENDIX D

GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%. The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.

See Appendix E for examples regarding LifeGuard Freedom Flex GMWB, and LifeGuard Freedom Flex with Joint Option GMWB. See Appendix F for examples regarding LifeGuard Freedom 6 Net, LifeGuard Freedom 6 Net with Joint Option, and MarketGuard Stretch GMWB.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

s	If your endorsement includes an Earnings-Sensitive Adjustment, your initial GMWB Earnings Determination Baseline is $100,000, which is your initial Premium payment.

▪	Example 1b: If the GMWB is elected after issue (if permitted) when the Contract Value is $105,000:

s	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪
Example 1c: If the GMWB is elected after issue (if permitted) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

s
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

s	If your endorsement does not contain a varying benefit percentage and was issued on or after May 1, 2011, your GWB is not reduced by the Recapture Charge at the time the GMWB is elected or converted.

▪	Notes:

s	If your endorsement contains a varying benefit percentage:

–
Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

–
If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

s	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.

s	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your initial GWB adjustment is set equal to 200% times your initial GWB.

s	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB death benefit is set equal to your initial GWB.

Example 2: This example demonstrates how your GAWA% is determined. If your endorsement contains a varying benefit percentage, your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

Example 3: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined.

▪
Example 3a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your contract at the time of the Premium Payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

–
If your endorsement does not contain a varying benefit percentage and was issued on or after May 1, 2011, your new GWB is $152,500, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000) plus the Contract Enhancement resulting from the Premium payment ($2,500). Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

s	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).
If your endorsement does not contain a varying benefit percentage and was issued on or after May 1, 2011, your GAWA is $7,625, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of the amount of increase in your GWB resulting from the additional Premium payment.

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	If your endorsement contains a varying benefit percentage:

–	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

–	If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.

s	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

s	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision:

–
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 200% of the additional Premium payment. The resulting GWB adjustment is $200,000 + $100,000 = $300,000.

–
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 100% of the additional Premium payment. The resulting GWB adjustment is $200,000 + $50,000 = $250,000.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is increased by the Premium payment, subject to a maximum of $5,000,000.

s	If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline is increased by the Premium payment.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA for endorsements for non-qualified and qualified contracts that do not permit withdrawals in excess of the GAWA or which is the greater of your GAWA or your RMD for those GMWBs related to qualified contracts that permit withdrawals in excess of the GAWA to equal your RMD).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit may be reduced.

s
If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB, your GAWA will be adjusted to equal your GWB. Depending on when your Contract was issued, this will occur either at the time a withdrawal causes the GWB to fall below the GAWA ,or at the end of your Contract Year if your GWB is at that time less than your GAWA.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪	Example 5a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

s	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

–
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual step-up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

–
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).

s
Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

–
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual step-up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

–
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

s	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

–
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual step-up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

–
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

s
Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

–
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual step-up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 -

($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

–
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

s	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

–
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual step-up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

–
Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

s
Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

–
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual step-up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

–
Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

s
If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit will be reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

s
If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB, your GAWA will be adjusted to equal your GWB. Depending on when your Contract was issued, this will occur either at the time a withdrawal causes the GWB to fall below the GAWA ,or at the end of your Contract Year if your GWB is at that time less than your GAWA.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: This example illustrates how GMWB values are re-determined upon step-up. (This example only applies if your endorsement contains a step-up provision.)

▪
Example 6a: This example demonstrates what happens if at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

s
If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

s
However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

–	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

•	Your GAWA% is set to 6%, since your Contract Value (or highest quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).

•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).

s
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

–
If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

▪
Example 6b: This example demonstrates what happens if at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

s
If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB. However, in this case, it is assumed that your initial Premium is $100,000. Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%. In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($90,000).

s
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

–	Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

▪	Notes:

s
Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up. If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

s
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

s
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

s	If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

s	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.

s	If your endorsement contains a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since step-ups do not impact the GMWB death benefit.

s
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any Premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

s
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged since step-ups do not impact the GMWB Earnings Determination Baseline.

Example 7: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision (if applicable) to impact re-determination of GMWB values. (This example only applies if your endorsement contains a step-up provision.)

▪
Example 7a: This example demonstrates what happens if prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

s
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

–
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

–
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

s
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

–
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

–
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1)

your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($195,000).

▪	Notes:

s
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

–
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

s	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

s	Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.

s
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value is greater than your GWB at the time of the automatic step-up.

s
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

s	If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the first withdrawal (if not previously determined)

–
If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.

s	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.

s
If your endorsement contains a GMWB Death Benefit provision, the GMWB death benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB death benefit may be reduced for the withdrawal.

s
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any Premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

s
If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB, your GAWA will be adjusted to equal your GWB. Depending on when your Contract was issued, this will occur either at the time a withdrawal causes the GWB to fall below the GAWA ,or at the end of your Contract Year if your GWB is at that time less than your GAWA.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 8: This example illustrates how GMWB values are re-determined upon application of the Guaranteed Withdrawal Balance Bonus. (This example only applies if your endorsement contains a Guaranteed Withdrawal Balance Bonus provision.)

▪	Example 8a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).

s	Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05 = $5,350).

s
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 8b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).

s
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your bonus base is not recalculated upon the application of the bonus to your GWB.

s
If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

s	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.

s	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since the GMWB death benefit is not impacted by the application of the bonus.

s
If your endorsement does not include a For Life Guarantee of if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB, your GAWA will be adjusted to equal your GWB. Depending on when your Contract was issued, this will occur either at the time a withdrawal causes the GWB to fall below the GAWA ,or at the end of your Contract Year if your GWB is at that time less than your GAWA.

Example 9: This example illustrates how the GAWA is re-determined when the For Life Guarantee becomes effective after the effective date of the endorsement. At the time the For Life Guarantee becomes effective, your GAWA is re-determined. (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 9a: This example demonstrates what happens if on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 9b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

s
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

s	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 9c: This example demonstrates what happens if on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

s
Although your GAWA is $0, upon step-up or subsequent Premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s
If your endorsement is effective prior to 12/03/2007, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life’s 65th birthday if your endorsement is a For Life GMWB with Joint Option). If your endorsement is effective on or after 12/03/2007 and before 03/31/2008, your reset date is the Contract Anniversary on or immediately following your 60th birthday. If your endorsement is effective on or after 03/31/2008 and before 10/06/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2. If your endorsement is effective on or after 10/06/2008 and before 01/12/2009, your reset date is the Contract Anniversary on or immediately following your 63rd birthday (or the youngest Covered Life’s 62nd birthday if your endorsement is a For Life GMWB with Joint Option). If your endorsement is effective on or after 01/12/2009, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the youngest Covered Life’s 59 1/2 birthday if your endorsement is a For Life GMWB with Joint Option).

Example 10: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option. (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

s	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:

s
If your endorsement is effective prior to 12/03/2007 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life’s 65th birthday. If your endorsement is effective on or after 10/06/2008 and before 01/12/2009 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life 62nd birthday. If your endorsement is effective on or after 01/12/2009 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date the youngest Covered Life attains age 59 1/2.

s	If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.

s	If your endorsement contains a varying benefit percentage, your BDB remains unchanged at the time of continuation.

s	If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged at the time of continuation.

Example 11: This example demonstrates how the GWB is re-determined upon application of the Guaranteed Withdrawal Balance adjustment. (This example only applies if your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision.)

▪
Example 11a: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $160,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($160,000) or 2) the GWB adjustment ($200,000).

▪
Example 11b: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $210,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($210,000) or 2) the GWB adjustment ($200,000).

▪	Notes:

s	The GWB adjustment provision is terminated on the GWB Adjustment Date after the GWB adjustment is applied (if any).

s	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

s	No adjustment is made to your bonus base since the bonus base is not impacted by the GWB adjustment.

s	If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.

s	If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB death benefit since the GMWB death benefit is not impacted by the GWB adjustment.

APPENDIX E

GMWB PROSPECTUS EXAMPLES

Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups (“LifeGuard Freedom Flex” and “LifeGuard Freedom Flex with Joint Option GMWB”)

Unless otherwise specified, the following examples apply to and assume you elected either LifeGuard Freedom Flex or LifeGuard Freedom Flex with Joint Option (referred to below as a GMWB) when you purchased your Contract, no other optional benefits other than any available Contract Enhancement that could be elected, your initial Premium payment, net of any applicable Premium taxes, was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges and no prior partial withdrawals have been made. The examples assume that your age when the GAWA% is first determined corresponds to a GAWA% of 5%, the GMWB elected has a bonus percentage of 7%, the Contract Enhancement is 5% and the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus at page 68. If your age at the time the GAWA% is first determined corresponds to a GAWA% other than 5%, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage for the GMWB you elected. References to the GMWB Death Benefit refer to a death benefit provided by certain GMWB endorsements, but not to any separate death benefit endorsement.

Example 1: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued on or after 04/29/2013.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment, net of any applicable Premium taxes.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪
Example 1b: If the GMWB is elected after issue (subject to availability) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

s	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment, net of any applicable Premium taxes, if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract (subject to availability).

s	If your endorsement includes a GWB Bonus provision, your initial Bonus Base is set equal to your GWB at the time of election.

s	If your endorsement includes a 200% GWB Adjustment provision, your initial 200% GWB Adjustment is set equal to 200% times your initial GWB.

s	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB Death Benefit is set equal to your initial GWB.

Example 2: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued before 04/29/2013.

▪	Example 2a: If the GMWB is elected at issue:

s	Your initial GWB is $105,000, which is your initial Premium payment ($100,000), net of any applicable Premium taxes, plus any Contract Enhancement ($100,000*0.05=$5,000).

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Example 2b: If the GMWB is added after issue (subject to availability) when the Contract Value is $105,000:

s	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the contract, subject to availability.

s	If your endorsement includes a GWB Bonus provision, your initial Bonus Base is set equal to your GWB at the time of election.

s	If your endorsement includes a 200% GWB Adjustment provision, your initial 200% GWB Adjustment is set equal to 200% times your initial GWB.

s	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB Death Benefit is set equal to your initial GWB.

Example 3: This example demonstrates how your GAWA% is determined. Your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
Your GAWA% will be re-determined based on your attained age if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

Example 4: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued on or after 04/29/2013.

▪	Example 4a: This example demonstrates what happens if you make an additional Premium payment, net of applicable premium taxes, of $50,000, and your GWB is $100,000 at the time of payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment, net of any applicable Premium taxes ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 4b).

s	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment, net of any applicable Premium taxes ($50,000*0.05 = $2,500).

▪
Example 4b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment, net of any applicable Premium taxes, of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment, net of any applicable Premium taxes ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

s	Your BDB is increased by the Premium payment, net of any applicable Premium taxes. The BDB is not subject to a maximum of $5,000,000.

s	If your endorsement includes a GWB Bonus provision, your Bonus Base is increased by the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.

s
If your endorsement includes a 200% GWB Adjustment provision and the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 4a, you make an additional Premium payment, net of any applicable Premium taxes, of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 200% of the additional Premium payment, net of any applicable Premium taxes. The resulting 200% GWB Adjustment is $200,000 + $100,000 = $300,000.

s
If your endorsement includes a 200% GWB Adjustment provision and the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the

Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment, net of any applicable Premium taxes, of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 100% of the additional Premium payment, net of any applicable Premium taxes. The resulting 200% GWB Adjustment is $200,000 + $50,000 = $250,000.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit is increased by the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.

Example 5: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined.

▪
Example 5a: This example demonstrates what happens if you make an additional Premium payment, net of any applicable Premium taxes, of $50,000 and your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract:

s
Your new GWB is $152,500, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment, net of any applicable Premium taxes ($50,000), plus your Contract Enhancement ($2,500). Your GWB is subject to a maximum of $5,000,000 (see Example 5b).

s
Your GAWA is $7,625, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement (($50,000+$2,500)*0.05 = $2,625).

▪
Example 5b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

s	Your BDB is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. The BDB is not subject to a maximum of $5,000,000.

s
If your endorsement includes a GWB Bonus provision, your Bonus Base is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

s
If your endorsement includes a 200% GWB Adjustment provision and the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 5a, you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $52,500 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 200% of the additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. The resulting 200% GWB Adjustment is $200,000 + $105,000 = $305,000.

s
If your endorsement includes a 200% GWB Adjustment provision and the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 100% of the additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. The resulting 200% GWB Adjustment is $200,000 + $52,500 = $252,500.

s
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

Example 6: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA)).

▪	Example 6a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the death of any Owner or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 6b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

s
If you continued to take annual withdrawals equal to your initial and unchanged RMD ($7,500), it would take approximately an additional 12 years to deplete your GWB ($92,500 / $7,500 per year = approximately 12 years), provided that there are no further adjustments made to your GWB or your RMD (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your RMD could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 12 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
If your endorsement includes a GWB Bonus provision, your Bonus Base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no Bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	If your endorsement includes a 200% GWB adjustment provision, your GWB Adjustment provision is terminated since a withdrawal is taken.

s
For endorsements issued before April 30, 2012 with a GMWB Death Benefit provision, your GMWB Death Benefit will not be reduced since the withdrawal did not exceed the greater of the GAWA or the RMD. For endorsements issued on or after April 30, 2012 with a GMWB Death Benefit provision, your GMWB Death Benefit will be reduced by the amount of the withdrawal.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s	Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.

Example 7: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 6).

▪	Example 7a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

s
Your new GWB is $91,200, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

–
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For

Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the any death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

s
Your new GWB is $90,250, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

–
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

s
Your new GWB is $85,500, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

s
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
If your endorsement includes a GWB Bonus provision, your Bonus Base is recalculated to equal the lesser of 1) your Bonus Base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no Bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	If your endorsement includes a 200% GWB Adjustment provision, your GWB Adjustment provision is terminated since a withdrawal is taken.

s
For endorsements issued before April 30, 2012 with a GMWB Death Benefit provision, your GMWB Death Benefit will be reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA. For endorsements issued on or after April 30, 2012 with a GMWB Death Benefit provision, your GMWB Death Benefit will first be reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal, then be reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB..

s
The Excess Withdrawal is defined to be the lesser of the total amount of the current partial withdrawal, or the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 8: This example illustrates how GMWB values are re-determined upon automatic step-up.

▪
Example 8a: This example demonstrates what happens if at the time of step-up your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

s
Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

–	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

•
Your GAWA% is set to 6%, since your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) ($200,000) is greater than your BDB ($100,000).

•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($200,000).

s
If your endorsement includes a GWB Bonus provision and your Bonus Base is $100,000 just prior to the step-up, your Bonus Base is recalculated to equal $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

–
If you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

▪
Example 8b: This example demonstrates what happens if at the time of step-up your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

s
Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is greater than your BDB. However, in this case, it is assumed that your BDB is $100,000. See examples 1, 2, 4, and 5 for a description of how the BDB is determined. Your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($90,000). Because the BDB did not increase upon step-up, this is not an opportunity for a redetermination of the GAWA%. Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

s
If your endorsement includes a GWB Bonus provision and your Bonus Base is $100,000 just prior to the step-up, your Bonus Base remains $100,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

–	Even though this endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your Bonus Base has not been increased due to the step-up.

▪	Notes:

s
The Company may increase the GMWB charge upon step-up. You will have an opportunity to discontinue the automatic step-ups and avoid the potential increase in charge due to step-up. You should carefully consider this decision and consult your representative.

s
Your GWB will only step-up to the Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) if the Contract Value is greater than your GWB at the time of the automatic step-up.

s	If your endorsement includes a GWB Bonus provision, your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.

s	Your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

s	If your endorsement includes a 200% GWB Adjustment provision, your GWB Adjustment remains unchanged since step-ups do not impact the GWB Adjustment.

s	If your endorsement contains a GMWB Death Benefit provision, your GMWB Death Benefit remains unchanged since step-ups do not impact the GMWB death benefit.

s
If your endorsement was issued on or after 04/29/2013 and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

s
If your endorsement was issued before 04/29/2013 and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Example 9: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision (if applicable) to impact re-determination of GMWB values.

▪
Example 9a: This example demonstrates what happens if prior to any transactions your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GWB is $100,000, your GWB is due to Step Up automatically, and you also wish to take a withdrawal of an amount equal to $5,000:

s
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable). At that time, your GAWA is equal to $10,000, which is 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your endorsement includes a GWB Bonus provision and your Bonus Base is $100,000 just prior to the step-up, at the time of step-up, your Bonus Base is recalculated and is equal to $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your Bonus Base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

–
If your endorsement includes a GWB Bonus provision and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

–
If your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable)

at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

s
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) becomes $195,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your endorsement includes a GWB Bonus provision and your Bonus Base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your Bonus Base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your Bonus Base is recalculated and is equal to $195,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

–
If your endorsement includes a GWB Bonus provision and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

–
If your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($195,000).

▪	Notes:

s	As the example illustrates, when considering a request for a withdrawal at or near the same time as application of a step-up, the order of the two transactions may impact your GAWA.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–
If the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

s	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

s	If your endorsement includes a GWB Bonus provision, your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.

s	The GAWA% is determined at the time of the withdrawal (if not previously determined).

–
The GAWA% is re-determined upon step-up if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is greater than your BDB.

s
If your endorsement includes a 200% GWB adjustment provision, your GWB Adjustment provision is terminated at the time of the withdrawal. If your endorsement contains a GMWB Death Benefit provision, the GMWB Death Benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB Death Benefit may be reduced for the withdrawal.

s
If your endorsement contains a GMWB Death Benefit provision, the GMWB Death Benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB Death Benefit may be reduced for the withdrawal.

s
If your endorsement was issued on or after 04/29/2013 and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly

Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

s
If your endorsement was issued before 04/29/2013 and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

Example 10: This example illustrates how GMWB values are re-determined upon application of the Bonus applied to your GWB. (This example only applies if your endorsement contains a GWB Bonus provision.)

▪	Example 10a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your Bonus Base ($100,000 + $100,000*0.07 = $107,000).

s	Your GAWA for the next year is equal $5,350, which is 5% of your new GWB ($107,000*0.05 = $5,350).

s
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 10b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your Bonus Base ($90,000 + $100,000*0.07 = $97,000).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the Bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).

s
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your Bonus Base is not recalculated upon the application of the Bonus to your GWB.

s	Your GAWA is recalculated upon the application of the Bonus (as described above) only if the application of the Bonus occurs after your GAWA% has been determined.

s	Your BDB remains unchanged since the BDB is not impacted by the application of the Bonus.

s	Your GWB Adjustment remains unchanged since the GWB Adjustment is not impacted by the application of the Bonus.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit remains unchanged since the GMWB Death Benefit is not impacted by the application of the Bonus.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

Example 11: This example illustrates how the GAWA is re-determined when the For Life Guarantee for the LifeGuard Freedom Flex and the LifeGuard Freedom Flex with Joint Option becomes effective after the effective date of the endorsement at age 59 1/2. At the time the For Life Guarantee becomes effective, your GAWA is re-determined. (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 11a: This example demonstrates what happens if on the date the For Life Guarantee becomes effective, your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 11b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the date the For Life Guarantee becomes effective, your GWB is $50,000 and your GAWA is $5,000:

s
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

s	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 11c: This example demonstrates what happens if on the date the For Life Guarantee becomes effective, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

s
Although your GAWA is $0, upon step-up or subsequent Premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

Example 12: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option.

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or begin on the date the For Life Guarantee becomes effective. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained). Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

s	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 ½. Your Bonus Base remains unchanged at the time of continuation.

s	Your BDB remains unchanged at the time of continuation.

Example 13: This example demonstrates how the GWB is re-determined upon application of the GWB Adjustment.

▪
Example 13a: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $160,000, your 200% GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

s	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the 200% GWB Adjustment ($160,000) or 2) the 200% GWB Adjustment ($200,000).

▪
Example 13b: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $210,000, your 200% GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

s	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the 200% GWB Adjustment ($210,000) or 2) the 200% GWB Adjustment ($200,000).

▪	Notes:

s	The 200% GWB Adjustment provision is terminated on the 200% GWB Adjustment Date after the 200% GWB Adjustment is applied (if any).

s	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

s	No adjustment is made to your Bonus Base since the Bonus Base is not impacted by the 200% GWB Adjustment.

s	No adjustment is made to your BDB since the BDB is not impacted by the 200% GWB Adjustment.

s	If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB Death Benefit since the GMWB Death Benefit is not impacted by the 200% GWB Adjustment.

APPENDIX F

GMWB EXAMPLES

I.    LIFEGUARD FREEDOM 6 NET

Unless otherwise specified, the following examples apply to and assume you elected LifeGuard Freedom 6 Net GMWB (referred to below as a GMWB) when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges and no prior partial withdrawals have been made. The examples assume that your age when the GAWA% is first determined corresponds to a GAWA% of 5%, the GMWB elected has a bonus percentage of 6%, the Contract Enhancement is 5%, and the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If your age at the time the GAWA% is first determined corresponds to a GAWA% other than 5%, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.

Example 1: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued before 10/11/2010 or on or after 04/29/2013.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

s	Your initial GMWB Earnings Determination Baseline is $100,000, which is your initial Premium payment.

▪
Example 1b: If the GMWB is elected after issue (subject to availability) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

s	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪
Example 1c: If the GMWB is elected after issue (subject to availability) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

s
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract (subject to availability).

s	Your initial Bonus Base is set equal to your GWB at the time of election.

s	Your initial GWB Adjustment is set equal to 200% times your initial GWB.

s
Your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract (subject to availability).

Example 2: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued on or after 10/11/2010 and before 04/29/2013.

▪	Example 2a: If the GMWB is elected at issue:

s	Your initial GWB is $105,000, which is your initial Premium payment ($100,000) plus any Contract Enhancement ($100,000*0.05=$5,000).

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

s	Your initial GMWB Earnings Determination Baseline is $100,000, which is your initial Premium payment.

▪	Example 2b: If the GMWB is elected after issue (subject to availability) when the Contract Value is $105,000:

s	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Example 2c: If the GMWB is elected after issue (subject to availability) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 the time the GMWB is elected or converted:

s	Your initial GWB in your new GMWB is $110,000, which is your Contract Value ($110,000) on the effective date of the endorsement.

s	Your GAWA is $5,500, which is 5% of your initial GWB ($110,000*0.05 = $5,500).

▪	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment plus any Contract Enhancement, if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the Contract (subject to availability).

s	Your initial Bonus Base is set equal to your GWB at the time of election.

s	Your initial GWB Adjustment is set equal to 200% times your initial GWB.

s	Your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment.

Example 3: This example demonstrates how your GAWA% is determined. Your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪	Notes:

s	Your GAWA% will be re-determined based on your attained age if your Contract Value at the time of a step-up is greater than the BDB.

Example 4: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued before 10/11/2010 or on or after 04/29/2013.

▪	Example 4a: This example demonstrates what happens if you make an additional Premium payment of $50,000, and your GWB is $100,000 at the time of payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 4b).

s	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

s
If GMWB Earnings Determination Baseline is $100,000 at the time of the additional Premium payment, your new GMWB Earnings Determination Baseline is $150,000, which is your GMWB Earnings Determination Baseline prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).

▪
Example 4b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA % has been determined.

s	Your BDB is increased by the Premium payment. The BDB is not subject to a maximum of $5,000,000.

s	Your Bonus Base is increased by the Premium payment, subject to a maximum of $5,000,000.

s
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 4a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 200% of the additional Premium payment. The resulting GWB Adjustment is $200,000 + $100,000 = $300,000.

s
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 100% of the additional Premium payment. The resulting GWB Adjustment is $200,000 + $50,000 = $250,000.

s	Your GMWB Earnings Determination Baseline is increased by the Premium payment but does not include the Contract Enhancement. The GMWB Earnings Determination Baseline is not subject to a maximum.

Example 5: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued on or after 10/11/2010 and before 04/29/2013.

▪
Example 5a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract at the time of the Premium payment:

s
Your new GWB is $152,500, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000) plus your Contract Enhancement ($2,500). Your GWB is subject to a maximum of $5,000,000 (see Example 5b).

s	Your GAWA is $7,625, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment plus any Contract Enhancement (($50,000+$2,500)*0.05 = $2,625).

s
If GMWB Earnings Determination Baseline is $100,000 at the time of the additional Premium payment, your new GMWB Earnings Determination Baseline is $150,000, which is your GMWB Earnings Determination Baseline prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).

▪
Example 5b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment, plus any Contract Enhancement, of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment, plus any Contract Enhancement ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

s	Your BDB is increased by the Premium payment, plus any Contract Enhancement. The BDB is not subject to a maximum of $5,000,000.

s	Your Bonus Base is increased by the Premium payment, plus any Contract Enhancement, subject to a maximum of $5,000,000.

s
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, plus any Contract Enhancement times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 5a, you make an additional Premium payment, plus any Contract Enhancement of $52,500 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 200% of the additional Premium payment, plus any Contract Enhancement. The resulting GWB Adjustment is $200,000 + $105,000 = $305,000.

s
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, plus any Contract Enhancement, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment, plus any Contract Enhancement of $52,500 after your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 100% of the additional Premium payment, plus any Contract Enhancement. The resulting GWB Adjustment is $200,000 + $52,500 = $252,500.

s	Your GMWB Earnings Determination Baseline is increased by the Premium payment but does not include the Contract Enhancement. The GMWB Earnings Determination Baseline is not subject to a maximum.

Example 6: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount. (which is the greater of your GAWA or your RMD).

▪	Example 6a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 6b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

s
If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = approximately 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
Your Bonus Base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	Your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

s	This endorsement includes an Earnings-Sensitive Adjustment provision:

–
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however. See Example 14.

–
An Earnings-Sensitive Adjustment will apply to your withdrawal, which will allow you to withdraw additional amounts from your Contract during that Contract Year without causing a proportional reduction of your GMWB. See Examples 14a and 14b.

Example 7: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 6).

▪	Example 7a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

s
Your new GWB is $91,200, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

s
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

s
Your new GWB is $90,250, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

s
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

s
Your new GWB is $85,500, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

s
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
Your Bonus Base is recalculated to equal the lesser of 1) your Bonus Base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	Your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

s	This endorsement includes an Earnings-Sensitive Adjustment provision:

–
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however. See Example 14.

–
Your GWB will be reduced dollar-for-dollar for up to the sum of the Earnings-Sensitive Adjustments during that Contract Year and the GAWA, and your GWB and GAWA will be reduced proportionally only for the portion of the withdrawal in excess of that amount. See Example 14c.

Example 8: This example illustrates how GMWB values are re-determined upon step-up.

▪	Example 8a: This example demonstrates what happens if at the time of step-up your Contract Value is $200,000, your GWB is $90,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value at the time of the step-up is greater than your BDB.

–	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

•	Your GAWA% is set to 6%, since your Contract Value ($200,000) is greater than your BDB ($100,000).

•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

•	Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000).

s
If your Bonus Base is $100,000 just prior to the step-up, your Bonus Base is recalculated to equal $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

–
If you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

▪	Example 8b: This example demonstrates what happens if at the time of step-up your Contract Value is $90,000, your GWB is $80,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value is greater than your BDB. However, in this case, it is assumed that your BDB is $100,000. See examples 1, 2, 4, and 5 for a description of how the BDB is determined. Your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($90,000). Because the BDB did not increase upon step-up, this is not an opportunity for a redetermination of the GAWA%. Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500)

s
If your Bonus Base is $100,000 just prior to the step-up, your Bonus Base remains $100,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

–	Even though this endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your Bonus Base has not been increased due to the step-up.

▪	Notes:

s
The Company may increase the GMWB charge upon step-up. You will have an opportunity to discontinue the automatic step-ups and avoid the potential increase in charge due to step-up. You should carefully consider this decision and consult your representative.

s	Your GWB will only step-up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

s	Your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.

s	Your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

s	Your GWB Adjustment remains unchanged since step-ups do not impact the GWB Adjustment.

s	Your GMWB Earnings Determination Baseline remains unchanged since step-ups do not impact the GMWB Earnings Determination Baseline.

Example 9: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision to impact re-determination of GMWB values.

▪
Example 9a: This example demonstrates what happens if prior to any transactions your Contract Value is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up your GWB is $100,000 and you wish to step-up your GWB (or your GWB is due to step-up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

s
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your Bonus Base is $100,000 just prior to the step-up, at the time of step-up, your Bonus Base is recalculated and is equal to $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your Bonus Base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

–
If you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

–
If your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

s
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your Bonus Base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your Bonus Base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your Bonus Base is recalculated and is equal to $195,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

–
If you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

–
If your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($195,000).

▪	Notes:

s
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

–	If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

–
If the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

s	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

s	The Company may increase the GMWB charge upon step-up.

s	Your GWB will only step-up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

s	Your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.

s	Your GAWA% is determined at the time of the withdrawal (if not previously determined).

–	Your GAWA% is re-determined upon step-up if your Contract Value is greater than your BDB.

s	Your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

s
Your GMWB Earnings Determination Baseline would not be adjusted for the step-up since step-ups do not impact the GMWB Earnings Determination Baseline, but your GMWB Earnings Determination Baseline may be reduced for the withdrawal. See example 14 to see how the GMWB Earnings Determination Baseline is re-determined on a withdrawal.

Example 10: This example illustrates how GMWB values are re-determined upon application of the Guaranteed Withdrawal Balance Bonus.

▪	Example 10a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $106,000, which is equal to your GWB plus 6% of your Bonus Base ($100,000 + $100,000*0.06 = $106,000).

s	Your GAWA for the next year is recalculated to equal $5,300, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($106,000*0.05 = $5,300).

s
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($106,000 / $5,300 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 10b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $96,000, which is equal to your GWB plus 6% of your Bonus Base ($90,000 + $100,000*0.06 = $96,000).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($96,000*0.05 = $4,800).

s
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($96,000 / $5,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your Bonus Base is not recalculated upon the application of the bonus to your GWB.

s	Your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

s	Your BDB remains unchanged since the BDB is not impacted by the application of the bonus.

s	Your GWB Adjustment remains unchanged since the GWB Adjustment is not impacted by the application of the bonus.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged since the GMWB Earnings Determination Baseline is not impacted by the application of the bonus.

Example 11: This example illustrates how the GAWA is re-determined when the For Life Guarantee becomes effective after the effective date of the endorsement. At the time the For Life Guarantee becomes effective, your GAWA is re-determined.

▪	Example 11a: This example demonstrates what happens if on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 11b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

s
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

s	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 11c: This example demonstrates what happens if on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

s
Although your GAWA is $0, upon step-up or subsequent Premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s
Your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option).

Example 12: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option. (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

s	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 59 1/2.

s	Your Bonus Base remains unchanged at the time of continuation.

s	Your BDB remains unchanged at the time of continuation.

s	Your GMWB Earnings Determination Baseline remains unchanged at the time of continuation.

Example 13: This example demonstrates how the GWB is re-determined upon application of the Guaranteed Withdrawal Balance Adjustment.

▪
Example 13a: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $160,000, your GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($160,000) or 2) the GWB Adjustment ($200,000).

▪
Example 13b: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $210,000, your GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($210,000) or 2) the GWB Adjustment ($200,000).

▪	Notes:

s	The GWB Adjustment provision is terminated on the GWB Adjustment Date after the GWB Adjustment is applied (if any).

s	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

s	No adjustment is made to your Bonus Base since the Bonus Base is not impacted by the GWB Adjustment.

s	No adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.

s	No adjustment is made to your GMWB Earnings Determination Baseline since the GMWB Earnings Determination Baseline is not impacted by the GWB Adjustment.

Example 14: This example expands on the basic examples at pages 177 and 190 and demonstrates how GMWB values are valued and re-determined at the time of a withdrawal when the Earnings-Sensitive Adjustment increases the permissible withdrawal amount.

▪
Example 14a: This example demonstrates how the Earnings-Sensitive Adjustment is applied if the GMWB Earnings are in excess of the total withdrawal. This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $118,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect.

You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

s	Your GMWB Earnings are equal to $18,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($118,000 - $100,000 = $18,000).

s
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000). Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

s	The Earnings-Sensitive Adjustment is equal to $3,333, which is the lesser of two quantities:

–	$7,200, which is equal to 40% of the GMWB Earnings (0.40 * $18,000 = $7,200)

–	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).

s
The total withdrawal amount is equal to $8,333, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $3,333 = $8,333).

s	Your Contract Value after the withdrawal is equal to $109,667, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($118,000 - $8,333 = $109,667).

s
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $100,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($0, since the withdrawal of $8,333 is less than the GMWB Earnings of $18,000). Since the GMWB Earnings is in excess of the total withdrawal the GMWB Earnings Determination Baseline is not reduced.

s
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,333 + $5,000 - $8,333 = 0).

s
Your GWB after the withdrawal is equal to $91,667, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $8,333 = $91,667). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

s
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 14b: This example demonstrates how the Earnings-Sensitive Adjustment is applied if there are no GMWB Earnings in the Contract, i.e. your Contract Value is less than the GMWB Earnings Determination Baseline at the time of your total withdrawal. This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $98,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

s	Your GMWB Earnings are equal to $0, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($98,000 - $100,000 = -$2,000 which is less than zero).

s
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000). Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

s	The Earnings-Sensitive Adjustment is equal to $0, which is the lesser of two quantities:

–	$0, which is equal to 40% of the GMWB Earnings (0.40 * $0 = $0)

–	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).

s
The total withdrawal amount is equal to $5,000, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $0 = $5,000).

s	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($98,000 - $5,000 = $93,000).

s
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $95,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($5,000 - $0 = $5,000). Since there are no GMWB Earnings at the time of the withdrawal the GMWB Earnings Determination Baseline is reduced by the total withdrawal amount.

s
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $5,000 = 0).

s
Your GWB after the withdrawal is equal to $95,000, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $5,000 = $95,000). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

s
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 14c: This example demonstrates an Excess Withdrawal that results in a re-determination of your GWB and GAWA. This example assumes that you request a withdrawal for $15,000 where at the time of the withdrawal your Contract Value is $108,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year.

s	Your GMWB Earnings are equal to $8,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).

s
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000). Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

s
Because you specified a withdrawal of exactly $15,000 including the Earnings-Sensitive Adjustment, the amount of the Earnings-Sensitive Adjustment for that withdrawal must be calculated. This requires a couple of steps.

First, the Earnings-Sensitive Adjustment that would apply to a withdrawal of the MEWAR is calculated. This is the maximum Earnings-Sensitive Adjustment that could apply to a withdrawal of any size at that time. The maximum Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two quantities:

$3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200)
$3,333, which is equal to 2/3 of the MEWAR (2/3 * $5,000 = $3,333).

Second, your requested withdrawal is compared to the withdrawal of the MEWAR ($5,000) plus the maximum Earnings-Sensitive Adjustment ($3,200). Your requested withdrawal of $15,000 is greater than $8,200 ($5,000 + $3,200), so your Earnings-Sensitive Adjustment is equal to the maximum Earnings-Sensitive Adjustment ($3,200).

Thus, your $15,000 withdrawal has a $3,200 Earnings-Sensitive Adjustment. Note that the result is the same as if you had requested a withdrawal of $11,800 plus the Earnings-Sensitive Adjustment, since your total withdrawal would also have been $15,000 in that case.

s	The total withdrawal amount is equal to $15,000. Thus, your requested withdrawal exceeds your GAWA plus the Earnings-Sensitive Adjustment.

s	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $15,000 = $93,000).

s
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $93,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($15,000 - $8,000 = $7,000). Since a portion of the total withdrawal ($7,000) is in excess of GMWB Earnings, the GMWB Earnings Determination Baseline is reduced by the amount of the withdrawal in excess of GMWB Earnings.

s
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $15,000 = -$6,800 which is less than zero).

s
Your GWB after the withdrawal is equal to $85,545, which is your GWB reduced dollar-for-dollar for your GAWA plus the Earnings-Sensitive Adjustments in the current Contract Year, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [($100,000 - $8,200) * (1 - ($15,000 - $8,200) / ($108,000 - $8,200)) = $85,545].

s
Since the total partial withdrawals for the year ($15,000) then exceeds the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA after the withdrawal is equal to $4,659, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [$5,000*(1-($15,000-$8,200)/($108,000-$8,200))=$4,659].

▪	Notes:

s	If your For Life Guarantee is not in effect, your Earnings-Sensitive Adjustment may not exceed the greater of zero or your GWB less the MEWAR.

s
If you request a withdrawal of an exact amount (for example, you wish to take a withdrawal from your Contract Value of only your GAWA, and no more), an Earnings-Sensitive Adjustment will still be calculated. The effect of that Earnings-Sensitive Adjustment will be to potentially allow for an additional amount available for withdrawal during the current Contract Year without incurring proportional reduction of your benefit. In other words, due to the Earnings-Sensitive Adjustment your GAWA may decrease by less than the total amount of Contract Value withdrawn.

II.    MARKETGUARD STRETCH
Unless otherwise specified, the following examples assume you elected MarketGuard Stretch with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your Stretch RMD at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, and no prior partial withdrawals have been made. The examples also assume that the GMWB has not been terminated as described in the Access to Your Money section of this prospectus.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

s	Your initial GMWB Charge Base is $100,000, which is your initial GWB.

▪
Example 1b: If the GMWB is elected after issue (if permitted) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

s	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

s	Your initial GMWB Charge Base is $100,000, which is your initial GWB.

▪
Example 1c: If the GMWB is elected after issue (if permitted) or you convert to the GMWB from another GMWB (if permitted) when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

s	Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:

s	Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal or the date that your Contract Value reduces to zero.

Example 2: This example demonstrates how your GAWA% is determined. Your GAWA% is determined on the earlier of the time of your first withdrawal or the date that your Contract Value reduces to zero. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

Example 3: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined.

▪
Example 3a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Charge Base is $100,000, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract at the time of the Premium payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

s	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

s
Your new GMWB Charge Base is $150,000, which is your GMWB Charge Base prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GMWB Charge Base is subject to a maximum of $5,000,000 (see Example 3b).

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment of $100,000, your GWB is $4,950,000, your GAWA is $247,500, and your GMWB Charge Base is $4,950,000 at the time of payment:

s	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

s
Your new GMWB Charge Base is $5,000,000, which is the maximum, since your GMWB Charge Base prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA % has been determined.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is the greater of your GAWA or your Stretch RMD).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000 and your GMWB Charge Base is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s	Your GMWB Charge Base remains $100,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your Stretch RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and your GMWB Charge Base is $100,000:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your Stretch RMD ($7,500).

s	Your GMWB Charge Base remains $100,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your Stretch RMD ($7,500).

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪
Example 5a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000, your GWB is $100,000, and your GMWB Charge Base is $100,000:

s
Your new GWB is $91,200, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

s
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s
Your GMWB Charge Base is recalculated to equal $96,000, which is your current GMWB Charge Base reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$100,000,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $96,000].

▪
Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000, your GWB is $100,000, and your GMWB Charge Base is $100,000:

s
Your new GWB is $90,250, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

s
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s
Your GMWB Charge Base is recalculated to equal $95,000, which is your current GMWB Charge Base reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$100,000,000 * (1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $95,000].

▪
Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000, your GWB is $100,000, and your GMWB Charge Base is $100,000:

s
Your new GWB is $85,500, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

s
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s
Your GMWB Charge Base is recalculated to equal $90,000, which is your current GMWB Charge Base reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$100,000,000 * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $90,000].

▪	Notes:

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: This example demonstrates how the GMWB Maturity Year affects your GMWB.

▪	Example 6a: This example demonstrates what happens if your Contract Value is $5,000 and your GWB is $8,000 on the Contract Anniversary occurring in your GMWB Maturity Year:

s	Your GMWB Maturity Year payment equals $3,000, which is the excess of your GWB ($8,000) over your Contract Value ($5,000).

s	Your Contract Value remains $5,000.

s	Your GMWB terminates. No further benefits will be payable under your GMWB.

▪	Example 6b: This example demonstrates what happens if your Contract Value is $15,000 and your GWB is $8,000 on the Contract Anniversary occurring in your GMWB Maturity Year:

s	Your GMWB Maturity Year payment equals zero, since your GWB ($8,000) does not exceed your Contract Value ($15,000).

s	Your Contract Value remains $15,000.

s	Your GMWB terminates. No further benefits will be payable under your GMWB.

▪	Notes:

s	Your GMWB Maturity Year is determined on the effective date of the endorsement and will not change, even if the GMWB is continued by your Beneficiary.

APPENDIX G

FUTUREGUARD 6 GMIB PROSPECTUS EXAMPLES

The following examples assume that the FutureGuard 6 GMIB was elected when the Contract was purchased, no other optional benefits were elected and the Annuitant was age 50 on the Contract's Issue Date. If the Annuitant was age 53 or older on the Contract's Issue Date, the 500% benefit cap would not apply.

Example 1: At issue, all GMIB values are initialized.

If your Contract is issued with a $100,000 initial Premium payment (net of any applicable Premium taxes and sales charges):

–	The step-up date is equal to the Issue Date.

–	The step-up Value is equal to $100,000, which is your initial Premium payment.

–	Your Roll-Up Component is equal to $100,000, which is the step-up Value.

–	Your Greatest Contract Anniversary Value (GCAV) Component is equal to $100,000, which is your initial Premium payment.

–	Neither Component is permitted to exceed $500,000, which is 500% of your initial Premium payment. (These examples will refer to this limit as the “benefit cap”.)

–	Your GMIB Benefit Base is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.

–	The earliest date that you may elect to exercise the GMIB is on the 10th Contract Anniversary, which is 10 years from the most recent step-up date.

Example 2: Upon payment of a subsequent Premium, your Roll-Up Component, GCAV Component, benefit cap and GMIB Benefit Base are re-determined.

If you make an additional Premium payment of $50,000 (net of any applicable Premium taxes and sales charges) and your Roll-Up Component is equal to $180,000, your GCAV Component is equal to $160,000, your benefit cap is equal to $500,000 and your GMIB Benefit Base is equal to $180,000 at the time of payment:

–	The step-up date does not change.

–	The step-up Value does not change.

–	Your Roll-Up Component is equal to $230,000, which is the Roll-Up Component prior to the Premium payment plus the Premium payment.

–	Your GCAV Component is equal to $210,000, which is the GCAV Component prior to the Premium payment plus the Premium payment.

–	Your benefit cap is equal to $750,000, which is the benefit cap prior to the Premium payment plus 500% of the Premium payment.

–	Your GMIB Benefit Base is equal to $230,000, which is the greater of the Roll-Up Component and the GCAV Component.

–	The earliest date that you may elect to exercise the GMIB does not change.

Example 3: Upon a partial withdrawal, your Roll-Up Component, GCAV Component, benefit cap and GMIB Benefit Base are re-determined.

If you request a single partial withdrawal of $30,000 (including any applicable charges and adjustments), no other partial withdrawals are made during the Contract Year, and your Contract Value is equal to $120,000, your Roll-Up Component on the previous Contract Anniversary is equal to $125,000, your GCAV Component is equal to $132,000, your benefit cap is equal to $500,000, and your GMIB Benefit Base is equal to $132,000 at the time of the withdrawal:

–	The step-up date does not change.

–	The step-up value does not change.

–	Your Roll-Up Component will not be adjusted until the end of the Contract Year (assuming that the GMIB is not exercised before then), at which point it will be equal to:

–	The Roll-Up Component on the previous Contract Anniversary accumulated at 6% ($125,000 x 1.06 = $132,500),

–	Less the portion of total withdrawals in the Contract Year that are less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary (0.06 x $125,000 = $7,500);

–
Multiplied by the percentage reduction in Contract Value attributable to total withdrawals in the Contract Year in excess of 6% of the Roll-Up Component on the previous Contract Anniversary (1 – [$30,000 - $7,500]/[$120,000 - $7,500] = 0.8).

–	Your Roll-Up Component is equal to [$132,500 - $7,500] x 0.8 = $100,000.

–
Your GCAV Component is adjusted at the time of the partial withdrawal, at which point it will be equal to $99,000, which is the GCAV Component prior to the partial withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (1 – $30,000/$120,000 = 0.75).

–	Your benefit cap is equal to $470,000, which is the benefit cap prior to the partial withdrawal less the amount of the partial withdrawal.

–	Your GMIB Benefit Base at the end of the Contract Year is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.

–	The earliest date that you may elect to exercise the GMIB does not change.

Example 4: On each Contract Anniversary prior to the Annuitant’s 75th birthday, you may elect to step up your Roll-Up Component to the Contract Value, in which case the step-up date, step-up value, earliest date that you may elect to exercise the GMIB, and your Roll-Up Component will be re-determined. In addition, on each Contract Anniversary prior to the Annuitant’s 81st birthday, your Contract Value is compared to the Contract Values on all previous Contract Anniversaries, which may re-determine the GCAV Component.

Example 4a: If your Contract Value is equal to $120,000, your benefit cap is equal to $500,000, the greatest Contract Value on any previous Contract Anniversary is $100,000, your Roll-Up Component is equal to $106,000, and you elect to step up your Roll-Up Component to the Contract Value:

–	The step-up date is equal to the date of the current Contract Anniversary.

–	The step-up value is equal to $120,000, which is the Contract Value on the step-up date.

–	Your Roll-Up Component is equal to $120,000, which is the step-up value.

–	Your GCAV Component is equal to $120,000, which is the greatest Contract Value on any Contract Anniversary.

–	Your benefit cap does not change because no Premium payments were made and no withdrawals were taken.

–	Your GMIB Benefit Base is equal to $120,000, which is the greater of the Roll-Up Component and the GCAV Component.

–	You may not elect to exercise your GMIB for 10 years.

Example 4b: If your Contract Value is equal to $510,000, your benefit cap is equal to $500,000, the greatest Contract Value on any previous Contract Anniversary is $460,000, your Roll-Up Component is equal to $450,000, and you elect to step up your Roll-Up Component to the Contract Value:

–	The step-up date is equal to the date of the current Contract Anniversary.

–	The step-up value is equal to $510,000, which is the Contract Value on the step-up date.

–	Your Roll-Up Component is equal to $500,000, which is the lesser of the step-up value and the benefit cap.

–	Your GCAV Component is equal to $500,000, which is the lesser of the greatest Contract Value on any Contract Anniversary and the benefit cap.

–	Your benefit cap does not change because no Premium payments were made and no withdrawals were taken.

–	Your GMIB Benefit Base is equal to $500,000, which is the greater of the Roll-Up Component and the GCAV Component.

–	You may not elect to exercise your GMIB for 10 years.

Example 4c: If your Contract Value is equal to $130,000, your benefit cap is equal to $500,000, the greatest Contract Value on any previous Contract Anniversary is $150,000 but your GCAV Component has been reduced by a subsequent withdrawal to $120,000, your Roll-Up Component is equal to $140,000, and your GMIB Benefit Base is $140,000:

–	The step-up date does not change because the Contract Value is less than the Roll-Up Component, which means that step up is not available.

–	The step-up value does not change because step up did not occur.

–	Your Roll-Up Component does not change because step up did not occur.

–	Your GCAV Component does not change because the Contract Value on the current Contract Anniversary is not the greatest Contract Value on any Contract Anniversary.

–	Your benefit cap does not change because no Premium payments were made and no withdrawals were taken.

–	The GMIB Benefit Base does not change because neither the Roll-Up Component nor the GCAV Component changed.

–	The earliest date that you may elect to exercise the GMIB does not change because step up did not occur.

Example 5: If your Contract Value falls to zero and your GMIB Benefit Base is greater than zero, then all withdrawals taken from the Contract will be examined in order to determine the eligibility of the GMIB Benefit Base for automatic annuitization.

Example 5a: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and all withdrawals from the Contract have been Required Minimum Distributions:

–	Your GMIB Benefit Base is eligible for automatic annuitization.

–
Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.

–	Unless you choose another payment frequency, you will receive monthly income payments.

–	The GMIB and the Contract will terminate.

Example 5b: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and total withdrawals from the Contract for each individual Contract Year have been less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary:

–	Your GMIB Benefit Base is eligible for automatic annuitization.

–
Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.

–	Unless you choose another payment frequency, you will receive monthly income payments.

–	The GMIB and the Contract will terminate.

Example 5c: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and, in one Contract Year, a withdrawal was taken that was not a Required Minimum Distribution and total withdrawals for that Contract Year exceed 6% of the Roll-Up Component on the previous Contract Anniversary:

–	The GMIB and the Contract will terminate because your GMIB Benefit Base is not eligible for automatic annuitization.

APPENDIX H

HISTORICAL CHARGES FOR GUARANTEED MINIMUM WITHDRWAWAL BENEFITS (GMWBS)

I. LifeGuard Freedom 6 Net GMWB

For LifeGuard Freedom 6 Net GMWBs issued before September 15, 2014, the applicable charges are described below. For complete information about the charge for this GMWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge” on page 52.

For endorsements purchased on or after April 29, 2013 and before September 15, 2014, if you elect this GMWB without the Optional Income Upgrade Table you will pay 0.105% of the GWB each Contract Month (1.26% annually), and if you elect the Optional Income Upgrade Table, you will pay 0.125% of the GWB each Contract Month (1.50% annually). For endorsements purchased on or after April 30, 2012 and before April 29, 2013, if you select this GMWB without the Optional Income Upgrade Table, you will pay 0.0925% of the GWB each Contract Month (1.11% annually), and if you elect the Optional Income Upgrade Table, you will pay 0.1125% of the GWB each Contract Month (1.35% annually). For endorsements purchased before April 30, 2012, the charge is 0.0875% of the GWB each Contract Month (1.05% annually).

For endorsements purchased on or after April 29, 2013 and before September 15, 2014, the maximum annual charge is 2.52% annually for endorsements without the Optional Income Upgrade Table, and 3.00% for endorsements with the Optional Income Upgrade Table. For endorsements purchased on or after April 30, 2012 and before April 29, 2013, the maximum annual charge is 2.22% annually for endorsements without the Optional Income Upgrade Table, and 2.70% for endorsements with the Optional Income Upgrade Table. For all endorsements purchased before April 30, 2012, the maximum annual charge is 2.10%.

II. LifeGuard Freedom 6 Net With Joint Option GMWB

For LifeGuard Freedom 6 Net With Joint Option GMWBs issued before September 15, 2014, the applicable charges are described below. For complete information about the charge for this GMWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) Charge” on page 53.

For endorsements purchased on or after September 16, 2013 and before September 15, 2014, you will pay 0.135% of the GWB each Contract Month (1.62% annually). For endorsements purchased on or after April 30, 2012 and before September 16, 2013, the charge for this GMWB varies depending on whether you selected the Optional Income Upgrade Table which provides a higher GAWA percentage at an increased charge; if you selected this GMWB without the Optional Income Upgrade Table, you will pay 0.13% of the GWB each Contract Month (1.56% annually), and if you selected this GMWB with the Optional Income Upgrade Table, you will pay 0.15% of the GWB each Contract Month (1.80% annually). For endorsements purchased before April 30, 2012, the charge is 0.125% of the GWB each Contract Month (1.50% annually).

For endorsements purchased before September 15, 2014, the maximum annual charge is 3.00% annually.

III. LifeGuard Freedom Flex GMWB

For LifeGuard Freedom Flex GMWBs issued before September 15, 2014, the applicable charges are listed in the tables below. For complete information about the charge for this GMWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge” on page 56.

GMWBS ISSUED ON OR AFTER APRIL 29, 2013

LifeGuard Freedom Flex GMWB Without Optional Income Upgrade Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.04%	1.02%
6% Bonus and Annual Step-Up	2.22%	1.11%
7% Bonus and Annual Step-Up	2.52%	1.26%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex GMWB With Optional Income Upgrade Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.52%	1.26%
6% Bonus and Annual Step-Up	2.70%	1.35%
7% Bonus and Annual Step-Up	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly

GMWBS ISSUED BEFORE APRIL 29, 2013

LifeGuard Freedom Flex GMWB Without Optional Income Upgrade Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.80%	0.90%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.04%	1.02%
6% Bonus and Annual Step-Up	1.92%	0.96%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.22%	1.11%
7% Bonus and Annual Step-Up	2.22%	1.11%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.52%	1.26%
8% Bonus and Annual Step-Up (no longer offered on or after August 29, 2011)	2.64%	1.32%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex GMWB With Optional Income Upgrade Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.34%	1.17%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.52%	1.26%
6% Bonus and Annual Step-Up	2.40%	1.20%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.70%	1.35%
7% Bonus and Annual Step-Up	2.70%	1.35%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly

IV. LifeGuard Freedom Flex With Joint Option GMWB

For LifeGuard Freedom Flex With Joint Option GMWBs issued before September 15, 2014, the applicable charges are listed in the tables below. For complete information about the charge for this GMWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge” on page 58.

GMWBS ISSUED ON OR AFTER SEPTEMBER 16, 2013*

LifeGuard Freedom Flex With Joint Option GMWB
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.70%	1.35%
6% Bonus and Annual Step-Up	2.94%	1.47%
Charge Basis	GWB
Charge Frequency	Monthly
*On or after September 16, 2013, the Optional Income Upgrade Table is no longer available with this GMWB.

GMWBS ISSUED BEFORE SEPTEMBER 16, 2013

LifeGuard Freedom Flex With Joint Option GMWB Without Optional Income Upgrade Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.10%	1.05%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.52%	1.26%
6% Bonus and Annual Step-Up	2.52%	1.26%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after September 10, 2012)	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Optional Income Upgrade Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.64%	1.32%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%	1.50%
6% Bonus and Annual Step-Up	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly

APPENDIX I

ACCUMULATION UNIT VALUES

The tables reflect the Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated – for a base Contract (with Administration Charge waiver and no optional endorsements) and for a Contract with the most expensive combination of charges and optional endorsements. The tables do not provide partial year information. The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period. Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/A” is provided.

If the annualized charge for your Contract falls between the charge for a base Contract and a Contract with the most expensive combination of charges and optional endorsements, information about the values of all remaining Accumulation Units is available in the SAI. Contact the Jackson of NY Service Center to request your copy of the SAI free of charge. Our contact information is on the cover page of the prospectus. Also, please ask about the more timely Accumulation Unit values that are available for each Investment Division.

The Accumulation Unit value information for JNL/PPM America Total Return Fund (JNL Series Trust) includes historical information from the JNL/PPM America Total Return Fund (JNL Investors Series Trust) for periods before the merger of JNL/PPM America Total Return Fund (JNL Investors Series Trust) into JNL/PPM America Total Return Fund (JNL Series Trust), effective April 25, 2016.

I-1

Accumulation Unit Values
Contract with Endorsements - 1.65%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$11.81	$11.11	$11.60	$11.23	$9.21	$8.17	$8.57	$7.73	N/A	N/A
End of period	$14.11	$11.81	$11.11	$11.60	$11.23	$9.21	$8.17	$8.57	N/A	N/A
Accumulation units outstanding at the end of period	3,998	4,200	4,226	9,378	6,606	7,139	11,298	3,349	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.63	$11.94	$12.39	$11.99	$9.94	$8.84	$9.07	$8.14	$6.74	$10.50
End of period	$14.74	$12.63	$11.94	$12.39	$11.99	$9.94	$8.84	$9.07	$8.14	$6.74
Accumulation units outstanding at the end of period	7,470	8,092	35,529	22,947	38,631	34,841	11,762	3,158	6,424	2,497

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$16.55	$15.87	$16.50	$16.41	$14.65	$13.40	$13.99	$12.58	N/A	N/A
End of period	$18.62	$16.55	$15.87	$16.50	$16.41	$14.65	$13.40	$13.99	N/A	N/A
Accumulation units outstanding at the end of period	1,460	1,188	1,314	1,529	3,450	3,153	19,585	18,181	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.64	$16.25	$16.86	$16.83	$15.50	$14.22	$15.15	$13.41	N/A	N/A
End of period	$18.09	$16.64	$16.25	$16.86	$16.83	$15.50	$14.22	$15.15	N/A	N/A
Accumulation units outstanding at the end of period	5,786	6,750	7,495	9,356	7,970	7,827	8,186	3,029	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.03	$12.35	$12.79	$12.34	$10.71	$9.61	$9.70	$8.88	$7.60	$10.53
End of period	$14.68	$13.03	$12.35	$12.79	$12.34	$10.71	$9.61	$9.70	$8.88	$7.60
Accumulation units outstanding at the end of period	7,865	8,019	10,753	11,762	21,796	21,320	22,299	24,574	24,382	12,540

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$37.01	$35.58	$37.95	$37.53	$29.24	$26.12	$27.18	$20.37	$15.28	$25.18
End of period	$46.32	$37.01	$35.58	$37.95	$37.53	$29.24	$26.12	$27.18	$20.37	$15.28
Accumulation units outstanding at the end of period	4,136	4,321	4,662	5,669	7,383	6,878	5,850	4,718	4,995	1,275

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$19.66	$16.15	$18.13	$18.40	$13.92	$12.03	$12.58	$10.08	$7.67	$11.66
End of period	$21.48	$19.66	$16.15	$18.13	$18.40	$13.92	$12.03	$12.58	$10.08	$7.67
Accumulation units outstanding at the end of period	2,917	3,223	3,458	28,051	32,771	35,009	36,617	41,320	42,074	6,446

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$13.57	$13.05	$13.47	$13.62	$11.99	$10.78	$11.51	$10.73	$8.91	$12.63
End of period	$15.58	$13.57	$13.05	$13.47	$13.62	$11.99	$10.78	$11.51	$10.73	$8.91
Accumulation units outstanding at the end of period	12,754	13,551	16,090	28,761	39,416	36,736	38,757	63,282	45,425	19,202

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$18.17	$15.61	$16.41	$14.51	$11.14	$9.98	N/A	N/A	N/A	N/A
End of period	$20.84	$18.17	$15.61	$16.41	$14.51	$11.14	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,843	16,125	1,408	1,648	826	1,920	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$9.94	$9.87	$10.48	$10.53	$11.03	$10.61	$10.34	N/A	N/A	N/A
End of period	$10.42	$9.94	$9.87	$10.48	$10.53	$11.03	$10.61	N/A	N/A	N/A
Accumulation units outstanding at the end of period	441	441	1,958	25,342	5,797	7,296	6,786	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.57	$12.55	$12.77	$12.75	$10.14	$8.74	$11.03	N/A	N/A	N/A
End of period	$15.52	$12.57	$12.55	$12.77	$12.75	$10.14	$8.74	N/A	N/A	N/A
Accumulation units outstanding at the end of period	647	654	1,421	762	765	1,098	783	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.11	$12.41	$12.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.56	$13.11	$12.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,265	415	20,202	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$17.58	$16.09	$16.19	$14.94	$11.42	$9.93	$10.34	N/A	N/A	N/A
End of period	$21.07	$17.58	$16.09	$16.19	$14.94	$11.42	$9.93	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,275	4,127	1,219	3,022	1,695	2,314	506	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.26	$11.10	$11.86	$12.43	$10.44	$9.04	$10.73	N/A	N/A	N/A
End of period	$14.58	$11.26	$11.10	$11.86	$12.43	$10.44	$9.04	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29,613	15,589	5,119	—	—	—	—	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.43	$11.77	$11.98	$11.68	$10.31	N/A	N/A	N/A	N/A	N/A
End of period	$14.14	$12.43	$11.77	$11.98	$11.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,865	9,158	5,207	12,952	23,205	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.54	$10.21	$10.77	$11.93	$10.94	$9.47	$11.24	N/A	N/A	N/A
End of period	$13.37	$10.54	$10.21	$10.77	$11.93	$10.94	$9.47	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,332	4,630	1,977	3,510	4,777	5,977	4,127	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$13.50	$12.71	$13.15	$11.73	$8.89	$7.56	$8.60	$8.04	$6.55	$10.68
End of period	$16.33	$13.50	$12.71	$13.15	$11.73	$8.89	$7.56	$8.60	$8.04	$6.55
Accumulation units outstanding at the end of period	607	874	2,399	1,013	1,159	1,278	1,278	1,702	6,310	4,445

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.76	$11.50	$11.85	$11.82	$10.52	$9.76	$10.31	N/A	N/A	N/A
End of period	$13.16	$11.76	$11.50	$11.85	$11.82	$10.52	$9.76	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,803	9,276	9,659	20,834	13,442	9,979	5,036	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.57	$6.89	$9.18	$10.88	$10.10	$10.19	$11.18	$9.68	$6.56	$13.68
End of period	$8.18	$8.57	$6.89	$9.18	$10.88	$10.10	$10.19	$11.18	$9.68	$6.56
Accumulation units outstanding at the end of period	28,026	33,117	26,912	24,774	32,433	27,748	25,338	27,154	25,042	16,533

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$40.61	$41.10	$39.33	$36.72	$26.86	$24.69	$24.91	$22.48	$16.95	$29.15
End of period	$53.38	$40.61	$41.10	$39.33	$36.72	$26.86	$24.69	$24.91	$22.48	$16.95
Accumulation units outstanding at the end of period	8,545	9,389	8,721	9,371	10,673	11,572	13,280	13,712	13,518	2,846

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$13.74	$12.41	$15.49	$14.67	$12.08	N/A	N/A	N/A	N/A	N/A
End of period	$14.86	$13.74	$12.41	$15.49	$14.67	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,278	9,371	7,105	4,599	2,998	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.30	$12.50	$13.18	$14.98	$12.53	$10.88	$12.69	$11.99	$9.37	$17.16
End of period	$15.54	$12.30	$12.50	$13.18	$14.98	$12.53	$10.88	$12.69	$11.99	$9.37
Accumulation units outstanding at the end of period	3,271	7,532	12,662	20,189	20,432	20,335	24,983	24,045	25,672	31,108

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$27.51	$24.53	$25.47	$23.58	$17.73	$15.86	$16.26	$14.78	$11.22	$18.72
End of period	$32.53	$27.51	$24.53	$25.47	$23.58	$17.73	$15.86	$16.26	$14.78	$11.22
Accumulation units outstanding at the end of period	7,173	6,925	8,110	8,053	8,891	7,171	7,791	7,877	19,241	1,015

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$19.15	$18.95	$19.19	$18.76	$19.48	$18.32	$17.77	$16.79	$14.79	$14.97
End of period	$19.86	$19.15	$18.95	$19.19	$18.76	$19.48	$18.32	$17.77	$16.79	$14.79
Accumulation units outstanding at the end of period	48,027	50,096	67,738	94,202	118,597	166,555	196,002	266,389	273,120	102,623

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$10.47	$10.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.71	$10.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	65,519	60,006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.29	$12.06	$13.49	$14.29	$11.75	$10.19	$11.20	$10.37	N/A	N/A
End of period	$13.43	$12.29	$12.06	$13.49	$14.29	$11.75	$10.19	$11.20	N/A	N/A
Accumulation units outstanding at the end of period	7,691	11,711	20,041	27,680	35,866	55,065	56,143	17,955	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$12.17	$10.91	$11.82	$11.70	$9.60	$8.41	$8.67	$7.99	$6.24	$9.93
End of period	$13.38	$12.17	$10.91	$11.82	$11.70	$9.60	$8.41	$8.67	$7.99	$6.24
Accumulation units outstanding at the end of period	44,498	47,734	52,377	85,798	74,812	87,782	88,714	95,719	135,809	134,475

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$10.72	$9.86	$10.71	$11.15	$8.70	$7.24	$7.84	$7.45	$5.79	$9.91
End of period	$12.40	$10.72	$9.86	$10.71	$11.15	$8.70	$7.24	$7.84	$7.45	$5.79
Accumulation units outstanding at the end of period	9,207	9,426	14,412	14,775	15,043	12,925	7,208	7,903	11,984	21,899

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.19	$10.96	$11.62	$11.87	$11.66	N/A	N/A	N/A	N/A	N/A
End of period	$11.40	$11.19	$10.96	$11.62	$11.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,515	4,820	11,758	39,050	21,347	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$14.11	$12.57	$13.80	$13.59	$12.11	$10.98	$10.88	$9.83	$7.52	$10.88
End of period	$15.26	$14.11	$12.57	$13.80	$13.59	$12.11	$10.98	$10.88	$9.83	$7.52
Accumulation units outstanding at the end of period	31,862	35,824	50,874	74,633	85,391	80,353	84,182	96,947	102,844	214,286

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.66	$9.94	$9.73	$10.92	$8.39	$6.70	$7.95	$6.71	$4.47	N/A
End of period	$12.57	$9.66	$9.94	$9.73	$10.92	$8.39	$6.70	$7.95	$6.71	N/A
Accumulation units outstanding at the end of period	6,447	7,318	5,634	6,174	6,696	6,567	11,791	15,635	12,806	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$12.78	$11.24	$11.98	$11.35	$9.00	$8.05	$8.23	$7.51	$6.02	$9.86
End of period	$13.60	$12.78	$11.24	$11.98	$11.35	$9.00	$8.05	$8.23	$7.51	$6.02
Accumulation units outstanding at the end of period	9,592	10,751	14,194	17,487	19,450	20,830	22,413	23,301	25,723	25,559

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$24.45	$24.35	$24.66	$23.79	$24.44	$23.06	$22.06	$20.84	$18.56	$19.90
End of period	$24.78	$24.45	$24.35	$24.66	$23.79	$24.44	$23.06	$22.06	$20.84	$18.56
Accumulation units outstanding at the end of period	84,208	84,181	72,828	21,812	24,529	23,601	21,994	25,242	35,024	25,222

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.56	$10.77	$12.49	$13.36	$14.74	$12.48	$13.31	$11.66	$9.64	N/A
End of period	$13.08	$11.56	$10.77	$12.49	$13.36	$14.74	$12.48	$13.31	$11.66	N/A
Accumulation units outstanding at the end of period	3,103	3,440	4,499	9,545	11,569	36,550	50,310	57,305	38,254	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$6.90	$7.26	$7.77	$7.09	$7.38	$6.08	$8.57	$7.45	$4.16	N/A
End of period	$10.33	$6.90	$7.26	$7.77	$7.09	$7.38	$6.08	$8.57	$7.45	N/A
Accumulation units outstanding at the end of period	5,896	6,900	2,337	3,723	12,564	18,860	31,589	39,194	21,870	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.11	$15.99	$16.41	$14.50	$14.35	$11.37	$12.33	$10.70	$8.21	$12.98
End of period	$17.46	$16.11	$15.99	$16.41	$14.50	$14.35	$11.37	$12.33	$10.70	$8.21
Accumulation units outstanding at the end of period	7,105	10,258	11,123	14,497	13,864	10,776	10,890	10,707	28,623	28,950

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.18	$18.71	$19.41	$19.69	$16.83	$14.78	$16.13	$14.60	$10.84	$18.66
End of period	$22.04	$18.18	$18.71	$19.41	$19.69	$16.83	$14.78	$16.13	$14.60	$10.84
Accumulation units outstanding at the end of period	4,883	9,139	9,659	13,374	14,582	14,663	21,546	23,934	15,809	6,812

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$27.00	$23.79	$26.61	$24.76	$19.23	$18.14	$19.55	$16.15	$11.76	$19.58
End of period	$29.15	$27.00	$23.79	$26.61	$24.76	$19.23	$18.14	$19.55	$16.15	$11.76
Accumulation units outstanding at the end of period	2,653	3,041	3,254	11,001	13,811	14,303	15,642	16,139	14,892	1,272

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$26.40	$24.07	$24.92	$23.46	$17.07	$14.75	$15.20	$12.25	$9.24	$15.58
End of period	$32.46	$26.40	$24.07	$24.92	$23.46	$17.07	$14.75	$15.20	$12.25	$9.24
Accumulation units outstanding at the end of period	20,320	21,564	28,239	11,373	11,883	11,025	15,296	10,424	11,431	1,337

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$38.56	$39.00	$38.49	$35.19	$25.19	$22.03	$23.80	$19.26	$13.70	$25.07
End of period	$49.08	$38.56	$39.00	$38.49	$35.19	$25.19	$22.03	$23.80	$19.26	$13.70
Accumulation units outstanding at the end of period	15,613	15,638	17,651	6,889	4,906	3,468	2,071	1,332	1,364	2,934

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.63	$19.67	$19.91	$19.20	$20.23	$19.85	$18.37	$17.40	$17.06	$16.28
End of period	$19.79	$19.63	$19.67	$19.91	$19.20	$20.23	$19.85	$18.37	$17.40	$17.06
Accumulation units outstanding at the end of period	15,269	22,436	25,500	33,778	35,649	32,525	31,817	38,571	120,933	35,077

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.61	$9.89	$12.37	$13.27	$13.64	$11.35	$14.03	$11.70	$6.92	$14.09
End of period	$14.68	$11.61	$9.89	$12.37	$13.27	$13.64	$11.35	$14.03	$11.70	$6.92
Accumulation units outstanding at the end of period	6,084	8,030	9,275	9,678	16,698	31,241	36,377	40,630	29,727	14,758

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	$13.44	$12.20	$12.69	$11.91	$9.49	$8.32	$8.63	$7.54	$6.15	$9.81
End of period	$15.37	$13.44	$12.20	$12.69	$11.91	$9.49	$8.32	$8.63	$7.54	$6.15
Accumulation units outstanding at the end of period	—	—	—	—	—	1,473	1,200	21,448	9,763	10,633

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$13.70	$13.67	$13.91	$13.39	$14.00	$13.74	$13.03	$12.51	$12.03	$11.80
End of period	$13.89	$13.70	$13.67	$13.91	$13.39	$14.00	$13.74	$13.03	$12.51	$12.03
Accumulation units outstanding at the end of period	15,475	16,127	19,620	51,562	60,759	46,676	46,481	47,420	70,149	166,201

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$23.40	$22.41	$21.51	$19.73	$14.22	$11.71	$11.17	$9.25	$7.06	$10.45
End of period	$28.10	$23.40	$22.41	$21.51	$19.73	$14.22	$11.71	$11.17	$9.25	$7.06
Accumulation units outstanding at the end of period	959	2,415	2,064	1,819	2,165	1,458	1,121	1,121	2,188	2,082

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$8.41	$7.77	$9.32	$9.84	$10.44	N/A	N/A	N/A	N/A	N/A
End of period	$11.27	$8.41	$7.77	$9.32	$9.84	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,092	6,933	800	2,586	2,093	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$33.15	$26.49	$35.10	$39.80	$32.28	$31.45	$30.96	$26.43	$22.37	$36.61
End of period	$31.66	$33.15	$26.49	$35.10	$39.80	$32.28	$31.45	$30.96	$26.43	$22.37
Accumulation units outstanding at the end of period	4,475	10,348	6,756	4,968	5,252	5,987	8,699	7,692	9,969	9,546

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$13.26	$13.73	$14.24	$14.98	$11.66	$10.91	$11.98	$11.92	$8.59	N/A
End of period	$16.14	$13.26	$13.73	$14.24	$14.98	$11.66	$10.91	$11.98	$11.92	N/A
Accumulation units outstanding at the end of period	4,003	509	512	499	595	608	548	518	2,108	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$13.57	$11.11	$11.43	$10.27	$7.83	$6.31	$7.37	$6.60	$5.66	$11.65
End of period	$15.92	$13.57	$11.11	$11.43	$10.27	$7.83	$6.31	$7.37	$6.60	$5.66
Accumulation units outstanding at the end of period	2,418	3,092	8,693	8,636	8,746	9,025	4,940	7,359	8,449	5,373

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$24.66	$26.07	$24.86	$20.20	$14.58	$12.50	$11.46	$11.22	$9.43	$12.48
End of period	$29.75	$24.66	$26.07	$24.86	$20.20	$14.58	$12.50	$11.46	$11.22	$9.43
Accumulation units outstanding at the end of period	19,379	25,436	35,509	8,190	7,071	6,257	8,039	7,162	8,031	7,700

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	$13.89	$12.62	$13.02	$12.57	$10.33	$9.21	$9.57	$8.40	$6.82	$9.89
End of period	$15.76	$13.89	$12.62	$13.02	$12.57	$10.33	$9.21	$9.57	$8.40	$6.82
Accumulation units outstanding at the end of period	5,117	14,237	5,684	3,496	12,321	12,697	10,901	13,328	15,720	35,247

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$12.37	$11.10	$10.80	$9.11	$7.34	$6.71	$6.84	$6.20	$3.85	$6.92
End of period	$16.58	$12.37	$11.10	$10.80	$9.11	$7.34	$6.71	$6.84	$6.20	$3.85
Accumulation units outstanding at the end of period	10,002	11,190	5,243	6,683	7,059	8,003	10,171	12,925	15,982	9,167

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$16.14	$16.28	$16.73	$18.11	$15.16	$13.06	$15.14	$14.41	$11.33	$20.18
End of period	$19.85	$16.14	$16.28	$16.73	$18.11	$15.16	$13.06	$15.14	$14.41	$11.33
Accumulation units outstanding at the end of period	22,872	22,088	22,803	48,764	52,377	53,430	57,477	58,481	62,319	63,620

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$18.37	$16.65	$17.45	$15.94	$12.31	$10.60	$11.00	$9.55	$7.82	$13.84
End of period	$21.13	$18.37	$16.65	$17.45	$15.94	$12.31	$10.60	$11.00	$9.55	$7.82
Accumulation units outstanding at the end of period	92,630	101,950	121,339	133,743	162,307	182,465	206,321	283,982	360,292	711,985

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$22.51	$21.20	$21.25	$18.24	$13.14	$11.16	$11.13	$9.65	$7.32	$12.72
End of period	$29.25	$22.51	$21.20	$21.25	$18.24	$13.14	$11.16	$11.13	$9.65	$7.32
Accumulation units outstanding at the end of period	39,503	38,751	40,472	4,291	777	1,047	657	708	713	3,804

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$17.27	$16.02	$15.52	$15.28	$13.79	$12.52	$12.97	$11.68	$9.56	N/A
End of period	$20.94	$17.27	$16.02	$15.52	$15.28	$13.79	$12.52	$12.97	$11.68	N/A
Accumulation units outstanding at the end of period	1,938	1,963	2,386	1,281	2,086	2,061	2,028	2,010	2,236	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$29.20	$24.71	$25.82	$24.03	$18.37	$15.93	$16.55	$13.37	$9.85	$16.04
End of period	$33.23	$29.20	$24.71	$25.82	$24.03	$18.37	$15.93	$16.55	$13.37	$9.85
Accumulation units outstanding at the end of period	18,739	13,544	10,796	12,767	13,385	14,345	22,693	23,168	20,593	35,866

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$18.98	$17.33	$17.46	$15.70	$12.12	$10.68	$10.70	$9.51	$7.67	$12.51
End of period	$22.62	$18.98	$17.33	$17.46	$15.70	$12.12	$10.68	$10.70	$9.51	$7.67
Accumulation units outstanding at the end of period	30,243	22,834	23,696	33,294	32,354	32,684	57,775	59,051	42,600	94,571

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$19.69	$14.89	$15.95	$15.66	$11.63	$10.39	$11.44	$9.63	$6.06	$8.83
End of period	$18.94	$19.69	$14.89	$15.95	$15.66	$11.63	$10.39	$11.44	$9.63	$6.06
Accumulation units outstanding at the end of period	555	1,721	570	578	4,766	593	5,107	610	2,524	4,300

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$26.00	$21.00	$22.37	$21.73	$15.96	$14.00	$14.88	$11.97	$9.56	$14.93
End of period	$28.85	$26.00	$21.00	$22.37	$21.73	$15.96	$14.00	$14.88	$11.97	$9.56
Accumulation units outstanding at the end of period	19,526	19,577	28,541	32,047	38,036	35,226	21,533	42,067	31,903	46,744

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$9.29	$7.64	$7.56	$7.29	$6.12	$5.17	$5.43	$4.51	$3.65	$6.14
End of period	$9.46	$9.29	$7.64	$7.56	$7.29	$6.12	$5.17	$5.43	$4.51	$3.65
Accumulation units outstanding at the end of period	6,139	6,161	6,343	6,474	6,587	8,438	7,592	7,832	7,673	3,401

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.19	$18.07	$20.18	$18.13	$13.89	$11.96	$13.01	$10.64	$8.15	$12.97
End of period	$22.45	$20.19	$18.07	$20.18	$18.13	$13.89	$11.96	$13.01	$10.64	$8.15
Accumulation units outstanding at the end of period	5,385	10,129	12,259	13,095	13,569	14,864	17,494	18,027	19,025	21,366

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.70	$10.27	$10.57	$10.24	$10.42	N/A	N/A	N/A	N/A	N/A
End of period	$11.24	$10.70	$10.27	$10.57	$10.24	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,705	15,345	52,413	12,945	712	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$18.34	$18.63	$18.24	$18.20	$14.66	$12.36	$13.69	$12.06	$8.80	$15.12
End of period	$24.56	$18.34	$18.63	$18.24	$18.20	$14.66	$12.36	$13.69	$12.06	$8.80
Accumulation units outstanding at the end of period	17,050	29,995	39,189	33,807	19,103	14,885	15,076	11,220	11,106	10,659

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	$10.96	$10.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.54	$10.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,427	1,450	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.26	$12.81	$13.45	$13.23	$14.80	$13.88	$12.63	$11.92	$10.34	$10.92
End of period	$13.45	$13.26	$12.81	$13.45	$13.23	$14.80	$13.88	$12.63	$11.92	$10.34
Accumulation units outstanding at the end of period	17,822	25,317	26,796	47,788	61,957	80,657	79,022	79,096	77,637	56,499

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$11.11	$10.32	$10.63	$10.78	$10.51	$9.91	N/A	N/A	N/A	N/A
End of period	$11.24	$11.11	$10.32	$10.63	$10.78	$10.51	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,453	4,765	5,697	6,509	11,609	1,911	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.82	$17.22	$18.80	$19.09	$17.93	$15.62	$15.17	$13.33	$9.27	$13.60
End of period	$20.96	$19.82	$17.22	$18.80	$19.09	$17.93	$15.62	$15.17	$13.33	$9.27
Accumulation units outstanding at the end of period	16,300	16,107	14,751	58,363	62,167	52,300	65,666	69,240	81,480	30,585

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.54	$14.79	$16.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.50	$18.54	$14.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,125	12,494	11,496	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.86	$14.69	$15.47	$14.86	$11.00	$9.34	$10.33	$8.22	$6.24	N/A
End of period	$21.74	$18.86	$14.69	$15.47	$14.86	$11.00	$9.34	$10.33	$8.22	N/A
Accumulation units outstanding at the end of period	5,202	5,683	5,296	4,503	4,472	4,805	5,201	5,458	6,144	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	$15.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,465	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$30.57	$25.56	$28.46	$25.72	$18.64	$16.39	$17.59	$15.22	$10.70	$20.61
End of period	$34.58	$30.57	$25.56	$28.46	$25.72	$18.64	$16.39	$17.59	$15.22	$10.70
Accumulation units outstanding at the end of period	310	314	318	823	832	797	2,232	3,874	4,421	1,217

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.98	$18.42	$19.72	$17.52	$12.40	$10.85	$10.42	$9.31	$6.67	N/A
End of period	$22.68	$19.98	$18.42	$19.72	$17.52	$12.40	$10.85	$10.42	$9.31	N/A
Accumulation units outstanding at the end of period	77,592	108,872	186,885	247,152	291,819	257,837	280,578	309,333	313,467	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$21.25	$20.44	$20.54	$18.97	$13.49	$11.76	$10.82	$9.77	N/A	N/A
End of period	$25.02	$21.25	$20.44	$20.54	$18.97	$13.49	$11.76	$10.82	N/A	N/A
Accumulation units outstanding at the end of period	2,364	6,862	7,776	1,101	998	1,865	1,671	2,025	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$20.34	$17.57	$17.74	$15.86	$12.33	$11.11	$10.05	$8.64	$7.11	N/A
End of period	$22.41	$20.34	$17.57	$17.74	$15.86	$12.33	$11.11	$10.05	$8.64	N/A
Accumulation units outstanding at the end of period	69,891	57,469	16,101	19,244	23,902	12,039	14,566	13,271	13,101	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$19.20	$18.55	$21.88	$18.85	$12.78	$11.39	$10.87	$9.66	$6.25	N/A
End of period	$22.47	$19.20	$18.55	$21.88	$18.85	$12.78	$11.39	$10.87	$9.66	N/A
Accumulation units outstanding at the end of period	1,512	1,566	11,722	286	879	551	555	600	641	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$20.43	$19.59	$19.97	$19.05	$15.40	$13.51	$14.43	$12.53	$9.72	$16.24
End of period	$24.77	$20.43	$19.59	$19.97	$19.05	$15.40	$13.51	$14.43	$12.53	$9.72
Accumulation units outstanding at the end of period	27,957	30,284	41,090	51,891	56,897	60,786	38,192	30,812	39,365	25,912

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.38	$12.95	$13.37	$13.19	$12.83	$11.99	$11.82	$11.05	$9.90	$11.67
End of period	$14.06	$13.38	$12.95	$13.37	$13.19	$12.83	$11.99	$11.82	$11.05	$9.90
Accumulation units outstanding at the end of period	65,796	95,822	105,102	127,054	123,892	209,877	201,232	184,877	185,680	84,605

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$20.41	$19.59	$19.95	$19.20	$15.93	$14.04	$14.73	$12.90	$10.24	$16.11
End of period	$24.30	$20.41	$19.59	$19.95	$19.20	$15.93	$14.04	$14.73	$12.90	$10.24
Accumulation units outstanding at the end of period	26,955	34,001	54,342	51,271	41,319	41,993	48,664	65,599	63,500	29,223

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.99	$14.44	$14.84	$14.51	$13.36	$12.25	$12.35	$11.28	$9.66	$12.48
End of period	$16.39	$14.99	$14.44	$14.84	$14.51	$13.36	$12.25	$12.35	$11.28	$9.66
Accumulation units outstanding at the end of period	44,095	36,354	50,067	56,312	84,824	113,095	148,040	187,797	216,710	178,722

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$19.03	$18.32	$18.77	$18.26	$16.03	$14.33	$14.75	$13.25	$10.91	$15.30
End of period	$21.72	$19.03	$18.32	$18.77	$18.26	$16.03	$14.33	$14.75	$13.25	$10.91
Accumulation units outstanding at the end of period	36,833	77,001	84,908	90,610	113,210	81,786	106,297	118,058	173,180	115,087

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$11.51	$9.92	$11.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.68	$11.51	$9.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,373	3,348	5,626	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$18.48	$16.68	$18.38	$16.12	$10.80	$9.02	$9.69	$8.95	$6.37	N/A
End of period	$20.18	$18.48	$16.68	$18.38	$16.12	$10.80	$9.02	$9.69	$8.95	N/A
Accumulation units outstanding at the end of period	3,533	3,561	2,233	2,284	181	407	519	499	509	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$52.21	$52.33	$48.06	$44.95	$32.95	$28.19	$29.00	$25.25	$17.89	$31.82
End of period	$68.63	$52.21	$52.33	$48.06	$44.95	$32.95	$28.19	$29.00	$25.25	$17.89
Accumulation units outstanding at the end of period	29,563	34,667	24,904	27,905	28,207	29,482	26,554	28,375	30,298	26,394

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$83.08	$79.62	$76.02	$68.50	$51.02	$45.66	$47.11	$37.46	$25.93	$44.42
End of period	$101.71	$83.08	$79.62	$76.02	$68.50	$51.02	$45.66	$47.11	$37.46	$25.93
Accumulation units outstanding at the end of period	11,690	14,630	18,250	22,972	23,872	23,451	24,816	26,305	25,640	15,177

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.03	$10.05	$10.19	$10.31	$10.47	$10.40	$10.42	$10.29	$9.72	$10.51
End of period	$9.98	$10.03	$10.05	$10.19	$10.31	$10.47	$10.40	$10.42	$10.29	$9.72
Accumulation units outstanding at the end of period	22,347	36,642	47,451	57,823	71,968	58,259	24,397	25,021	22,266	11,361

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$25.72	$23.59	$24.43	$21.93	$16.26	$13.85	$14.38	$12.61	$9.35	$15.98
End of period	$30.03	$25.72	$23.59	$24.43	$21.93	$16.26	$13.85	$14.38	$12.61	$9.35
Accumulation units outstanding at the end of period	18,367	17,839	29,315	34,400	38,913	37,205	40,345	43,181	39,652	37,529

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$40.83	$37.46	$38.44	$35.57	$30.30	$27.98	$27.55	$25.27	$21.46	$27.52
End of period	$45.18	$40.83	$37.46	$38.44	$35.57	$30.30	$27.98	$27.55	$25.27	$21.46
Accumulation units outstanding at the end of period	24,553	26,343	25,468	32,997	28,743	27,422	28,256	56,792	53,623	33,315

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$11.28	$11.46	$11.65	$11.85	$12.05	$12.25	$12.45	$12.66	$12.85	$12.78
End of period	$11.11	$11.28	$11.46	$11.65	$11.85	$12.05	$12.25	$12.45	$12.66	$12.85
Accumulation units outstanding at the end of period	40,803	12,609	61,228	19,143	67,460	75,072	145,298	170,100	232,755	363,602

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$32.48	$29.11	$30.55	$27.89	$21.64	$18.91	$19.63	$17.55	$14.39	$21.95
End of period	$36.81	$32.48	$29.11	$30.55	$27.89	$21.64	$18.91	$19.63	$17.55	$14.39
Accumulation units outstanding at the end of period	7,583	7,779	8,432	8,989	10,249	10,749	15,541	17,508	15,571	13,488

Accumulation Unit Values
Contract with Endorsements - 2.40%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$11.96	$11.59	$12.05	$12.28	$10.88	$9.87	$10.62	$9.98	$8.35	$11.92
End of period	$13.63	$11.96	$11.59	$12.05	$12.28	$10.88	$9.87	$10.62	$9.98	$8.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$34.53	$35.21	$33.95	$31.93	$23.53	$21.79	$22.16	$20.14	$15.30	$26.51
End of period	$45.05	$34.53	$35.21	$33.95	$31.93	$23.53	$21.79	$22.16	$20.14	$15.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$10.68	$10.94	$11.62	$13.30	$11.22	$9.81	$11.53	$10.97	$8.64	$15.94
End of period	$13.40	$10.68	$10.94	$11.62	$13.30	$11.22	$9.81	$11.53	$10.97	$8.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$16.63	$16.58	$16.91	$16.66	$17.43	$16.52	$16.14	$15.37	$13.63	$13.91
End of period	$17.11	$16.63	$16.58	$16.91	$16.66	$17.43	$16.52	$16.14	$15.37	$13.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.79	$20.86	$21.28	$20.68	$21.41	$20.35	$19.62	$18.67	$16.75	$18.10
End of period	$20.91	$20.79	$20.86	$21.28	$20.68	$21.41	$20.35	$19.62	$18.67	$16.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.76	$14.76	$15.27	$13.59	$13.55	$10.82	$11.82	$10.33	$7.98	$12.72
End of period	$15.88	$14.76	$14.76	$15.27	$13.59	$13.55	$10.82	$11.82	$10.33	$7.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.45	$20.81	$23.45	$21.98	$17.20	$16.36	$17.76	$14.78	$10.84	$18.19
End of period	$25.12	$23.45	$20.81	$23.45	$21.98	$17.20	$16.36	$17.76	$14.78	$10.84
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.78	$33.40	$33.22	$30.60	$22.07	$19.44	$21.16	$17.26	$12.37	$22.80
End of period	$41.42	$32.78	$33.40	$33.22	$30.60	$22.07	$19.44	$21.16	$17.26	$12.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.69	$16.85	$17.18	$16.70	$17.72	$17.52	$16.34	$15.59	$15.40	$14.80
End of period	$16.70	$16.69	$16.85	$17.18	$16.70	$17.72	$17.52	$16.34	$15.59	$15.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$12.26	$12.32	$12.63	$12.25	$12.90	$12.75	$12.19	$11.79	$11.42	$11.28
End of period	$12.33	$12.26	$12.32	$12.63	$12.25	$12.90	$12.75	$12.19	$11.79	$11.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$29.07	$23.41	$31.24	$35.70	$29.17	$28.63	$28.40	$24.42	$20.83	$34.34
End of period	$27.55	$29.07	$23.41	$31.24	$35.70	$29.17	$28.63	$28.40	$24.42	$20.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$12.12	$10.01	$10.36	$9.39	$7.21	$5.86	$6.89	$6.22	$5.37	$11.14
End of period	$14.12	$12.12	$10.01	$10.36	$9.39	$7.21	$5.86	$6.89	$6.22	$5.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$10.84	$9.80	$9.62	$8.17	$6.63	$6.11	$6.27	$5.73	$3.58	$6.49
End of period	$14.43	$10.84	$9.80	$9.62	$8.17	$6.63	$6.11	$6.27	$5.73	$3.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$14.43	$14.66	$15.18	$16.56	$13.97	$12.12	$14.15	$13.57	$10.75	$19.30
End of period	$17.61	$14.43	$14.66	$15.18	$16.56	$13.97	$12.12	$14.15	$13.57	$10.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$16.76	$15.30	$16.16	$14.87	$11.57	$10.04	$10.50	$9.18	$7.58	$13.51
End of period	$19.14	$16.76	$15.30	$16.16	$14.87	$11.57	$10.04	$10.50	$9.18	$7.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$26.10	$22.26	$23.43	$21.97	$16.92	$14.78	$15.47	$12.59	$9.35	$15.34
End of period	$29.48	$26.10	$22.26	$23.43	$21.97	$16.92	$14.78	$15.47	$12.59	$9.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.97	$15.60	$15.84	$14.35	$11.17	$9.92	$10.01	$8.96	$7.28	$11.97
End of period	$20.07	$16.97	$15.60	$15.84	$14.35	$11.17	$9.92	$10.01	$8.96	$7.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$23.24	$18.91	$20.29	$19.86	$14.70	$12.99	$13.91	$11.28	$9.07	$14.28
End of period	$25.60	$23.24	$18.91	$20.29	$19.86	$14.70	$12.99	$13.91	$11.28	$9.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.31	$16.68	$16.46	$16.55	$13.43	$11.41	$12.73	$11.30	$8.30	$14.38
End of period	$21.68	$16.31	$16.68	$16.46	$16.55	$13.43	$11.41	$12.73	$11.30	$8.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.21	$15.06	$16.57	$16.95	$16.04	$14.08	$13.77	$12.20	$8.54	$12.64
End of period	$18.06	$17.21	$15.06	$16.57	$16.95	$16.04	$14.08	$13.77	$12.20	$8.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.75	$17.15	$17.61	$16.92	$13.78	$12.19	$13.11	$11.47	$8.97	$15.09
End of period	$21.36	$17.75	$17.15	$17.61	$16.92	$13.78	$12.19	$13.11	$11.47	$8.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.73	$17.15	$17.60	$17.07	$14.26	$12.66	$13.39	$11.81	$9.45	$14.97
End of period	$20.96	$17.73	$17.15	$17.60	$17.07	$14.26	$12.66	$13.39	$11.81	$9.45
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.54	$16.04	$16.56	$16.23	$14.35	$12.92	$13.41	$12.13	$10.07	$14.22
End of period	$18.73	$16.54	$16.04	$16.56	$16.23	$14.35	$12.92	$13.41	$12.13	$10.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$44.39	$44.83	$41.48	$39.08	$28.87	$24.88	$25.79	$22.63	$16.15	$28.94
End of period	$57.91	$44.39	$44.83	$41.48	$39.08	$28.87	$24.88	$25.79	$22.63	$16.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$70.63	$68.20	$65.61	$59.56	$44.70	$40.31	$41.90	$33.56	$23.41	$40.40
End of period	$85.83	$70.63	$68.20	$65.61	$59.56	$44.70	$40.31	$41.90	$33.56	$23.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.70	$20.97	$21.88	$19.79	$14.78	$12.69	$13.27	$11.73	$8.77	$15.08
End of period	$26.30	$22.70	$20.97	$21.88	$19.79	$14.78	$12.69	$13.27	$11.73	$8.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$34.71	$32.08	$33.17	$30.92	$26.55	$24.70	$24.50	$22.64	$19.37	$25.03
End of period	$38.13	$34.71	$32.08	$33.17	$30.92	$26.55	$24.70	$24.50	$22.64	$19.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$9.59	$9.82	$10.06	$10.30	$10.55	$10.81	$11.07	$11.34	$11.60	$11.63
End of period	$9.37	$9.59	$9.82	$10.06	$10.30	$10.55	$10.81	$11.07	$11.34	$11.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$29.19	$26.36	$27.87	$25.64	$20.04	$17.64	$18.45	$16.62	$13.73	$21.10
End of period	$32.83	$29.19	$26.36	$27.87	$25.64	$20.04	$17.64	$18.45	$16.62	$13.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Mailing Address and Contact Information
Jackson of NY Service Center
Regular Mail:	P.O. Box 24068, Lansing, MI 48909-4068
Overnight Mail:	1 Corporate Way, Lansing, Michigan 48951
Customer Care:	800-599-5651 8:00 a.m. to 8:00 p.m. ET (M-F)
Fax:	800-701-0125
Email:	customercare@jackson.com

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2018

PERSPECTIVE ADVISORS IISM
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY
(Contracts offered for sale before December 12, 2011)

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 30, 2018. The Prospectus may be obtained from Jackson National Life Insurance Company of New York (Jackson of NY ® ) by writing P.O. Box 24068, Lansing, Michigan 48909-4068, or calling 1-800-599-5651.

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General Information and History

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson of NY. In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson of NY is a wholly owned subsidiary of Jackson National Life Insurance Company® (Jackson®), and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.

Trademarks, Service Marks, and Related Disclosures

“JNL ® ,” “Jackson National ® ,” “Jackson ® ,” “Jackson of NY ® ” and “Jackson National Life Insurance Company of New York ® ” are trademarks of Jackson National Life Insurance Company ® .

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” and “The Dow 10,” “Dow Jones Brookfield Global Infrastructure Index,” “STANDARD & POOR’S®,” “S&P®,” “S&P 500®,” “S&P MIDCAP 400 Index®,” “STANDARD & POOR’S MIDCAP 400 Index®,” “S&P SmallCap 600 Index®,” “STANDARD & POOR’S 500®,” “S&P Composite 1500 Growth Index,” and “S&P Composite 1500 Value Index” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones®”, “Dow Jones Industrial Average”, “DJIA®”, “The Dow®” and “The Dow® 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company® (“Jackson”).

The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, “Brookfield”) and has been licensed for use. Standard & Poor’s®, S&P® and S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor’s Financial Services LLC; Brookfield® is a registered trademark of Brookfield Asset Management, Inc.; and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P ® SMid 60 Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital Dow SM Index Fund, JNL/Brookfield Global Infrastructure and MLP Fund, JNL/Mellon Capital S&P 1500 Growth Index Fund, and JNL/Mellon Capital S&P 1500 Value Index Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, Brookfield or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson, but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

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Dow Jones, SPDJI and their respective affiliates do not :

•	Sponsor, endorse, sell or promote the Products.

•	Recommend that any person invest in the Products.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.

•	Have any responsibility or liability for the administration, management or marketing of the Products.

•	Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,
• Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:
• The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;
• The accuracy or completeness of the Indexes and its data;
• The merchantability and the fitness for a particular purpose or use of the Indexes and its data;
• Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;
•    Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund and JNL/S&P 4 Fund.

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STANDARD & POOR’S®, S&P®, S&P 500®, and S&P MIDCAP 400® are registered trademarks of S&P Global Market Intelligence Inc. or its affiliates and have been licensed for use by Jackson National Life Insurance Company. Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a part of S&P Global Market Intelligence. Certain portfolios herein are sub-advised by SPIAS, a registered investment adviser and a wholly owned subsidiary of S&P Global Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS in this document, investors should realize that such information is provided to Jackson National Asset Management, LLC only as a general recommendation. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. The underlying funds of the JNL/S&P 4 Fund are sub-advised by SPIAS. SPIAS does not sub-advise the JNL/S&P 4 Fund. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

SPIAS and its affiliates (collectively, S&P Global) and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively S&P Global Parties) do not guarantee the accuracy, completeness, timeliness or availability of the Content. S&P Global Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an “as is” basis. S&P GLOBAL PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, FREEDOM FROM BUGS, SOFTWARE ERRORS OR DEFECTS, THAT THE CONTENT’S FUNCTIONING WILL BE UNINTERRUPTED OR THAT THE CONTENT WILL OPERATE WITH ANY SOFTWARE OR HARDWARE CONFIGURATION. In no event shall S&P Global Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the Content even if advised of the possibility of such damages.

While SPIAS has obtained information from sources it believes to be reliable, SPIAS does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

S&P Global keeps certain activities of its divisions separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain divisions of S&P Global may have information that is not available to other S&P Global divisions. S&P Global has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P Global Ratings does not contribute to or participate in the provision of investment advice. S&P Global Ratings may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P Global reserves the right to disseminate its opinions and analyses. S&P Global's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P Global publications and third-party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

S&P Global Market Intelligence and its affiliates provide a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations,

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including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address. SPIAS may consider research and other information from affiliates in making its investment recommendations.

The investment policies of certain model portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P Global Ratings. SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P Global Ratings.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

DoubleLine is a registered service mark of DoubleLine Capital LP.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

T HE C ORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE N ASDAQ-100 INDEX ® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. T HE C ORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE N ASDAQ-100 INDEX ® OR ANY DATA INCLUDED THEREIN. W ITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE C ORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Nasdaq ® 100 Index Fund. The JNL/Mellon Capital Nasdaq ® 100 Index Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ ® 100 INDEX FUND.

THE FOLLOWING APPLIES TO THE JNL MULTI-MANAGER MID CAP FUND, THE JNL MULTI-MANAGER SMALL CAP GROWTH FUND, THE JNL MULTI-MANAGER SMALL CAP VALUE FUND, THE JNL/AQR LARGE CAP RELAXED CONSTRAINT U.S. EQUITY FUND, THE JNL/BLACKROCK GLOBAL ALLOCATION FUND, THE JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND, THE JNL/DFA U.S. CORE EQUITY

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FUND, THE JNL/INVESCO MID CAP VALUE FUND, THE JNL/INVESCO SMALL CAP GROWTH FUND, THE JNL/JPMORGAN MIDCAP GROWTH FUND, THE JNL/MFS MID CAP VALUE FUND, THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL CONSUMER STAPLES SECTOR FUND, THE JNL/MELLON CAPITAL MATERIALS SECTOR FUND, THE JNL/MELLON CAPITAL INDUSTRIALS SECTOR FUND, THE JNL/MELLON CAPITAL REAL ESTATE SECTOR FUND, THE JNL/MELLON CAPITAL MSCI WORLD INDEX FUND, THE JNL/MELLON CAPITAL TELECOMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER DISCRETIONARY SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL ENERGY SECTOR FUND OR THE JNL/MELLON CAPITAL INFORMATION TECHNOLOGY SECTOR FUND, THE JNL/PPM AMERICA MID CAP VALUE FUND, THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, THE JNL/T. ROWE PRICE MID-CAP GROWTH FUND, THE JNL/T. ROWE PRICE VALUE FUND, AND THE JNL/WMC VALUE FUND (COLLECTIVELY, THE “JNL FUNDS”).

THE JNL FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL FUNDS OR THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL FUNDS IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.

NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL FUNDS, OWNERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL

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OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Barclays Capital Inc. and its affiliates ("Barclays") is not the issuer or producer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine Shiller Enhanced CAPE Fund. The Shiller Barclays CAPE™ US Sector ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust ("JNLST") as the Issuer of JNL/DoubleLine Shiller Enhanced CAPE Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE US Sector ER USD Index is the licensing of the Shiller Barclays CAPE US Sector ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine Shiller Enhanced CAPE Fund or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund. Additionally, JNLST or JNL/DoubleLine Shiller Enhanced CAPE Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE US Sector ER USD Index in connection with JNL/DoubleLine Shiller Enhanced CAPE Fund investors acquire JNL/DoubleLine Shiller Enhanced CAPE Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE US Sector ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine Shiller Enhanced CAPE Fund. The JNL/DoubleLine Shiller Enhanced CAPE Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine Shiller Enhanced CAPE Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE US Sector ER USD Index to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of the JNL/DoubleLine Shiller Enhanced CAPE Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine Shiller Enhanced CAPE Fund to be issued. Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE US Sector ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine Shiller Enhanced CAPE Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE Shiller Barclays CAPE US Sector ER USD Index. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE Shiller Barclays CAPE US Sector ER USD Index, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE Shiller Barclays CAPE US Sector ER USD Index BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE SHILLER ENHANCED CAPE FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

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Services

Jackson of NY is the custodian of the assets of the Separate Account. Jackson of NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Fund bought and sold by the Separate Account.

The financial statements of each Investment Division within JNLNY Separate Account I and Jackson of NY for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at Aon Center, 200 East Randolph Drive, Suite 5500, Chicago, Illinois 60601.

Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. Pursuant to an agreement between Jackson and JNAM, JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. For the past three years, Jackson paid $410,087 in 2015, $501,239 in 2016, and $491,607 in 2017 for the services provided by JNAM to Jackson.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson.

For Perspective Advisors II SM contracts, the aggregate amount of commissions paid to broker/dealers was $1,230,281 in 2015, $1,085,253 in 2016, and $1,069,623 in 2017. JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson of NY advertises performance for an Investment Division (except the JNL/WMC Government Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson of NY may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson of NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance

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advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson of NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:
Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Funds operating expenses.

Any current yield quotations of the JNL/WMC Government Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The JNL/WMC Government Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return

9

and multiplying the base period return by (365/7). The JNL/WMC Government Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/WMC Government Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/WMC Government Money Market Division nor that Division's investment in the JNL/WMC Government Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON OF NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson of NY's Tax Status

Jackson of NY is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, the Separate Account is not a separate entity from Jackson of NY and its operations form a part of Jackson of NY.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received

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after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Medicare Tax on Net Investment Income

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisers for more information.

Withholding Tax on Distributions

The Code generally requires Jackson of NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.

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The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying the variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson of NY intends that each Fund of the JNL Series Trust, JNL Variable Fund LLC, and Jackson Variable Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson of NY regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson of NY or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract currently offers 124 Investment Divisions and at least one Fixed Account option, and, if more than 99 Allocation Options are offered, a Contract owner can select no more than 99 variable and fixed options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 25 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to

12

the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson of NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

In accordance with Revenue Procedure 2011-38, the IRS will consider a partial exchange of an annuity Contract for another annuity Contract valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 180 days of the date of the partial exchange. Revenue Procedure 2011-38 also provides certain exceptions to the 180 day rule. Due to the complexity of these rules, owners are encouraged to consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

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Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to Fund the plan. Owners, annuitants and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 ½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions

14

made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

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Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson of NY's administrative procedures. Jackson of NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson of NY specifically consents to be bound. Owners, annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson of NY in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax‑sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational

16

disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $5,500 for 2018. The limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels. For 2018, these levels are $120,000 in the case of single taxpayers, $189,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately. These levels are indexed annually in $1,000 increments. An overall $5,500 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans -- Section 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of

17

100% of the participant's includable compensation or the $18,500 elective deferral limitation in 2018. The limit is indexed for inflation in $500 increments annually. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $6,000.

The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:

•	attains age 70 1/2,
•	severs employment,
•	dies, or
•	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

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The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on a 2.5% per annum assumed investment rate.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 2.5% per annum.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson of NY during the valuation period which are determined by Jackson of NY to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)
is the asset charge factor determined by Jackson of NY for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional endorsements), except base Contracts (with Administration Charge waiver and no optional endorsements) or Contracts with the most expensive combination of charges and optional endorsements, which can be found in the Prospectus. The tables do not provide partial year information. The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period. Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/ A” is provided.

Contact the Annuity Service Center (our contact information is on the cover page of the Prospectus) to ask about the more timely Accumulation Unit values that are available for each Investment Division.

The Accumulation Unit value information for JNL/PPM America Total Return Fund (JNL Series Trust) includes historical information from the JNL/PPM America Total Return Fund (JNL Investors Series Trust) for periods before the merger of JNL/PPM America Total Return Fund (JNL Investors Series Trust) into JNL/PPM America Total Return Fund (JNL Series Trust), effective April 25, 2016.

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Accumulation Unit Values
Contract with Endorsements - 1.70%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.57	$11.89	$12.34	$11.95	$9.91	$8.82	$9.05	N/A	N/A	N/A
End of period	$14.66	$12.57	$11.89	$12.34	$11.95	$9.91	$8.82	N/A	N/A	N/A
Accumulation units outstanding at the end of period	688	699	10,193	11,037	12,877	14,918	16,044	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$16.49	$15.82	$16.46	$16.38	$14.63	$13.39	$13.97	N/A	N/A	N/A
End of period	$18.54	$16.49	$15.82	$16.46	$16.38	$14.63	$13.39	N/A	N/A	N/A
Accumulation units outstanding at the end of period	27,864	22,100	35,659	58,831	77,174	78,607	80,852	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.57	$16.19	$16.81	$16.79	$15.47	$14.20	$15.14	N/A	N/A	N/A
End of period	$18.00	$16.57	$16.19	$16.81	$16.79	$15.47	$14.20	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,563	1,330	986	2,998	3,738	5,078	5,092	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.96	$12.29	$12.73	$12.29	$10.68	$9.59	$9.68	N/A	N/A	N/A
End of period	$14.60	$12.96	$12.29	$12.73	$12.29	$10.68	$9.59	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,473	2,574	2,676	3,941	32,354	31,850	31,976	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$36.64	$35.24	$37.60	$37.21	$29.01	$25.92	$26.99	N/A	N/A	N/A
End of period	$45.83	$36.64	$35.24	$37.60	$37.21	$29.01	$25.92	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,426	9,568	9,748	10,508	10,126	10,876	11,289	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$19.55	$16.06	$18.04	$18.32	$13.87	$11.99	$12.54	$10.06	N/A	N/A
End of period	$21.35	$19.55	$16.06	$18.04	$18.32	$13.87	$11.99	$12.54	N/A	N/A
Accumulation units outstanding at the end of period	3,934	4,160	5,036	6,594	6,605	8,220	10,267	10,231	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$13.46	$12.95	$13.37	$13.53	$11.91	$10.72	$11.45	N/A	N/A	N/A
End of period	$15.45	$13.46	$12.95	$13.37	$13.53	$11.91	$10.72	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,853	12,444	16,916	19,206	18,448	19,665	21,797	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$18.11	$15.56	$16.37	$14.48	$11.12	$9.97	$10.27	N/A	N/A	N/A
End of period	$20.76	$18.11	$15.56	$16.37	$14.48	$11.12	$9.97	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,050	16,958	17,712	19,277	18,417	18,209	18,775	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$9.91	$9.85	$10.46	$10.51	$11.02	$10.60	$10.33	N/A	N/A	N/A
End of period	$10.38	$9.91	$9.85	$10.46	$10.51	$11.02	$10.60	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,199	22,224	29,023	39,739	31,491	34,594	36,614	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.53	$12.52	$12.74	$12.73	$10.12	$8.73	$11.03	N/A	N/A	N/A
End of period	$15.46	$12.53	$12.52	$12.74	$12.73	$10.12	$8.73	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,437	9,449	8,662	11,760	13,480	14,591	14,998	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.08	$12.38	$12.55	$12.26	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.51	$13.08	$12.38	$12.55	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,281	2,239	2,343	528	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$17.52	$16.04	$16.15	$14.91	$11.41	$9.93	$10.33	N/A	N/A	N/A
End of period	$20.99	$17.52	$16.04	$16.15	$14.91	$11.41	$9.93	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,551	19,398	20,323	16,167	17,576	19,015	20,223	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.22	$11.07	$11.83	$12.41	$10.42	$9.03	$10.73	N/A	N/A	N/A
End of period	$14.52	$11.22	$11.07	$11.83	$12.41	$10.42	$9.03	N/A	N/A	N/A
Accumulation units outstanding at the end of period	28,325	17,198	7,376	3,852	4,746	4,519	4,537	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.40	$11.75	$11.97	$11.67	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.10	$12.40	$11.75	$11.97	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,053	3,795	159	2,087	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.51	$10.19	$10.74	$11.91	$10.92	$9.46	$11.23	N/A	N/A	N/A
End of period	$13.32	$10.51	$10.19	$10.74	$11.91	$10.92	$9.46	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,800	16,306	14,780	13,918	14,334	14,433	14,730	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$13.43	$12.65	$13.10	$11.69	$8.86	$7.54	$8.58	N/A	N/A	N/A
End of period	$16.24	$13.43	$12.65	$13.10	$11.69	$8.86	$7.54	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,276	4,501	6,082	4,575	2,331	939	955	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.72	$11.47	$11.82	$11.80	$10.50	$9.75	$10.31	N/A	N/A	N/A
End of period	$13.12	$11.72	$11.47	$11.82	$11.80	$10.50	$9.75	N/A	N/A	N/A
Accumulation units outstanding at the end of period	26,011	30,445	12,772	19,840	17,470	16,675	15,058	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.53	$6.85	$9.14	$10.84	$10.07	$10.17	$11.16	N/A	N/A	N/A
End of period	$8.14	$8.53	$6.85	$9.14	$10.84	$10.07	$10.17	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,669	12,145	14,004	11,794	12,667	15,704	17,587	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$40.18	$40.68	$38.95	$36.39	$26.63	$24.49	$24.72	N/A	N/A	N/A
End of period	$52.78	$40.18	$40.68	$38.95	$36.39	$26.63	$24.49	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,026	6,680	3,642	3,590	4,966	5,624	5,735	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$13.71	$12.38	$15.47	$14.65	$12.08	N/A	N/A	N/A	N/A	N/A
End of period	$14.81	$13.71	$12.38	$15.47	$14.65	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,018	5,172	2,781	2,269	719	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.19	$12.39	$13.07	$14.86	$12.44	$10.80	$12.61	$11.92	N/A	N/A
End of period	$15.39	$12.19	$12.39	$13.07	$14.86	$12.44	$10.80	$12.61	N/A	N/A
Accumulation units outstanding at the end of period	288	299	265	599	975	1,515	1,808	1,387	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	$10.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	93	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$27.23	$24.29	$25.24	$23.37	$17.59	$15.74	$16.14	N/A	N/A	N/A
End of period	$32.19	$27.23	$24.29	$25.24	$23.37	$17.59	$15.74	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,697	3,930	4,127	3,659	3,871	4,545	4,729	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$18.97	$18.79	$19.03	$18.62	$19.34	$18.20	$17.66	$16.70	N/A	N/A
End of period	$19.66	$18.97	$18.79	$19.03	$18.62	$19.34	$18.20	$17.66	N/A	N/A
Accumulation units outstanding at the end of period	77,174	71,484	85,556	100,141	120,572	135,886	140,696	120,436	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$10.45	$10.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.69	$10.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	38,393	51,016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.25	$12.02	$13.46	$14.26	$11.73	$10.18	$11.19	N/A	N/A	N/A
End of period	$13.38	$12.25	$12.02	$13.46	$14.26	$11.73	$10.18	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,233	22,138	84,539	84,216	90,233	92,702	98,397	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$12.11	$10.86	$11.77	$11.66	$9.57	$8.39	$8.65	$7.97	N/A	N/A
End of period	$13.30	$12.11	$10.86	$11.77	$11.66	$9.57	$8.39	$8.65	N/A	N/A
Accumulation units outstanding at the end of period	39,612	54,273	56,704	60,276	56,561	60,660	62,302	62,132	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$10.67	$9.81	$10.67	$11.11	$8.67	$7.23	$7.83	$7.43	N/A	N/A
End of period	$12.33	$10.67	$9.81	$10.67	$11.11	$8.67	$7.23	$7.83	N/A	N/A
Accumulation units outstanding at the end of period	3,465	4,827	8,573	9,346	9,708	10,425	10,909	6,242	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.16	$10.93	$11.60	$11.85	$11.65	N/A	N/A	N/A	N/A	N/A
End of period	$11.36	$11.16	$10.93	$11.60	$11.85	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,695	2,559	8,742	32,529	23,279	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$14.04	$12.51	$13.74	$13.54	$12.07	$10.95	$10.86	$9.81	N/A	N/A
End of period	$15.17	$14.04	$12.51	$13.74	$13.54	$12.07	$10.95	$10.86	N/A	N/A
Accumulation units outstanding at the end of period	41,384	37,196	24,896	24,178	23,767	22,903	23,644	19,006	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.62	$9.90	$9.70	$10.89	$8.36	$6.69	$7.94	$6.70	N/A	N/A
End of period	$12.51	$9.62	$9.90	$9.70	$10.89	$8.36	$6.69	$7.94	N/A	N/A
Accumulation units outstanding at the end of period	6,514	4,012	2,745	3,506	3,425	3,954	4,447	3,100	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$12.72	$11.18	$11.93	$11.31	$8.97	$8.03	$8.22	N/A	N/A	N/A
End of period	$13.52	$12.72	$11.18	$11.93	$11.31	$8.97	$8.03	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,243	15,426	16,480	16,879	18,969	24,202	24,229	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$24.19	$24.10	$24.42	$23.57	$24.23	$22.87	$21.89	$20.69	N/A	N/A
End of period	$24.51	$24.19	$24.10	$24.42	$23.57	$24.23	$22.87	$21.89	N/A	N/A
Accumulation units outstanding at the end of period	28,078	27,055	19,669	7,005	7,930	20,314	22,445	21,498	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.51	$10.73	$12.45	$13.33	$14.71	$12.46	$13.30	N/A	N/A	N/A
End of period	$13.02	$11.51	$10.73	$12.45	$13.33	$14.71	$12.46	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,340	7,921	9,721	10,785	12,609	25,503	33,315	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$6.87	$7.23	$7.74	$7.07	$7.36	$6.07	$8.56	$7.44	N/A	N/A
End of period	$10.28	$6.87	$7.23	$7.74	$7.07	$7.36	$6.07	$8.56	N/A	N/A
Accumulation units outstanding at the end of period	6,989	9,509	8,005	10,825	9,857	18,287	22,573	21,777	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.01	$15.90	$16.33	$14.44	$14.29	$11.33	$12.29	$10.67	N/A	N/A
End of period	$17.35	$16.01	$15.90	$16.33	$14.44	$14.29	$11.33	$12.29	N/A	N/A
Accumulation units outstanding at the end of period	9,706	10,765	10,723	11,070	15,923	14,280	17,036	11,015	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.99	$18.52	$19.22	$19.51	$16.68	$14.65	$16.01	$14.50	N/A	N/A
End of period	$21.79	$17.99	$18.52	$19.22	$19.51	$16.68	$14.65	$16.01	N/A	N/A
Accumulation units outstanding at the end of period	430	485	449	720	713	493	506	498	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$26.75	$23.58	$26.38	$24.56	$19.09	$18.02	$19.43	N/A	N/A	N/A
End of period	$28.86	$26.75	$23.58	$26.38	$24.56	$19.09	$18.02	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,828	3,330	4,051	4,516	4,915	5,368	6,055	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$26.19	$23.89	$24.74	$23.31	$16.97	$14.67	$15.13	N/A	N/A	N/A
End of period	$32.18	$26.19	$23.89	$24.74	$23.31	$16.97	$14.67	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,228	4,803	10,359	3,192	2,343	2,321	2,452	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$38.15	$38.60	$38.11	$34.86	$24.97	$21.85	$23.61	N/A	N/A	N/A
End of period	$48.53	$38.15	$38.60	$38.11	$34.86	$24.97	$21.85	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,907	2,648	3,816	5,799	7,697	5,282	3,470	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.42	$19.47	$19.71	$19.02	$20.05	$19.68	$18.23	$17.27	N/A	N/A
End of period	$19.57	$19.42	$19.47	$19.71	$19.02	$20.05	$19.68	$18.23	N/A	N/A
Accumulation units outstanding at the end of period	3,941	19,162	19,495	19,057	19,677	22,603	23,835	24,708	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.54	$9.84	$12.31	$13.22	$13.60	$11.32	$13.99	$11.68	N/A	N/A
End of period	$14.60	$11.54	$9.84	$12.31	$13.22	$13.60	$11.32	$13.99	N/A	N/A
Accumulation units outstanding at the end of period	9,351	23,687	26,155	24,737	27,032	37,068	39,839	27,510	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	$13.38	$12.14	$12.64	$11.87	$9.46	$8.30	$8.62	$7.53	N/A	N/A
End of period	$15.29	$13.38	$12.14	$12.64	$11.87	$9.46	$8.30	$8.62	N/A	N/A
Accumulation units outstanding at the end of period	95	96	—	—	—	—	331	331	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$13.60	$13.58	$13.83	$13.31	$13.92	$13.67	$12.97	N/A	N/A	N/A
End of period	$13.78	$13.60	$13.58	$13.83	$13.31	$13.92	$13.67	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,416	8,058	5,713	4,441	5,594	4,239	4,349	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$23.18	$22.21	$21.34	$19.58	$14.12	$11.63	$11.10	N/A	N/A	N/A
End of period	$27.83	$23.18	$22.21	$21.34	$19.58	$14.12	$11.63	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,210	3,302	2,694	1,541	5,158	1,900	124	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$8.39	$7.75	$9.31	$9.83	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.23	$8.39	$7.75	$9.31	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,686	5,550	3,557	3,607	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$32.87	$26.28	$34.83	$39.52	$32.07	$31.26	$30.79	$26.29	N/A	N/A
End of period	$31.36	$32.87	$26.28	$34.83	$39.52	$32.07	$31.26	$30.79	N/A	N/A
Accumulation units outstanding at the end of period	974	5,585	1,880	6,149	2,082	2,134	2,485	1,286	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$13.20	$13.68	$14.19	$14.94	$11.64	$10.90	$11.96	N/A	N/A	N/A
End of period	$16.06	$13.20	$13.68	$14.19	$14.94	$11.64	$10.90	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,559	6,606	5,028	4,127	2,162	2,354	1,707	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$13.70	$11.23	$11.55	$10.39	$7.93	$6.39	$7.47	$6.69	N/A	N/A
End of period	$16.08	$13.70	$11.23	$11.55	$10.39	$7.93	$6.39	$7.47	N/A	N/A
Accumulation units outstanding at the end of period	9,787	3,686	3,674	3,222	7,601	8,298	4,706	4,107	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$24.45	$25.85	$24.67	$20.05	$14.48	$12.42	$11.39	N/A	N/A	N/A
End of period	$29.47	$24.45	$25.85	$24.67	$20.05	$14.48	$12.42	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,744	11,952	14,797	5,718	4,567	1,305	1,262	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	$13.82	$12.56	$12.97	$12.52	$10.29	$9.19	$9.55	N/A	N/A	N/A
End of period	$15.67	$13.82	$12.56	$12.97	$12.52	$10.29	$9.19	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,247	4,624	4,839	5,021	5,235	5,995	6,228	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$12.24	$10.99	$10.71	$9.03	$7.28	$6.66	$6.79	N/A	N/A	N/A
End of period	$16.41	$12.24	$10.99	$10.71	$9.03	$7.28	$6.66	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,447	6,484	4,339	4,808	10,539	12,498	9,965	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$16.02	$16.17	$16.62	$18.01	$15.08	$13.00	$15.07	N/A	N/A	N/A
End of period	$19.70	$16.02	$16.17	$16.62	$18.01	$15.08	$13.00	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,757	14,021	16,369	19,472	15,994	22,855	24,563	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$18.26	$16.56	$17.36	$15.87	$12.25	$10.56	$10.97	$9.53	N/A	N/A
End of period	$20.99	$18.26	$16.56	$17.36	$15.87	$12.25	$10.56	$10.97	N/A	N/A
Accumulation units outstanding at the end of period	13,155	16,304	19,789	20,698	20,260	18,105	18,494	15,107	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$22.37	$21.08	$21.14	$18.15	$13.09	$11.12	$11.09	$9.63	N/A	N/A
End of period	$29.05	$22.37	$21.08	$21.14	$18.15	$13.09	$11.12	$11.09	N/A	N/A
Accumulation units outstanding at the end of period	15,798	12,651	12,680	9,263	9,286	10,639	11,121	3,783	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$17.20	$15.96	$15.47	$15.24	$13.76	$12.50	$12.95	$11.67	N/A	N/A
End of period	$20.84	$17.20	$15.96	$15.47	$15.24	$13.76	$12.50	$12.95	N/A	N/A
Accumulation units outstanding at the end of period	282	853	917	1,642	2,492	2,429	2,438	1,167	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$28.99	$24.54	$25.65	$23.89	$18.27	$15.85	$16.47	$13.32	N/A	N/A
End of period	$32.96	$28.99	$24.54	$25.65	$23.89	$18.27	$15.85	$16.47	N/A	N/A
Accumulation units outstanding at the end of period	8,263	5,324	5,730	6,024	4,655	6,180	6,769	4,306	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$18.84	$17.21	$17.35	$15.61	$12.06	$10.63	$10.66	$9.47	N/A	N/A
End of period	$22.44	$18.84	$17.21	$17.35	$15.61	$12.06	$10.63	$10.66	N/A	N/A
Accumulation units outstanding at the end of period	31,621	18,321	23,129	25,397	31,792	31,850	45,511	16,630	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$19.59	$14.83	$15.89	$15.61	$11.60	$10.36	$11.42	N/A	N/A	N/A
End of period	$18.84	$19.59	$14.83	$15.89	$15.61	$11.60	$10.36	N/A	N/A	N/A
Accumulation units outstanding at the end of period	680	4,998	4,618	4,799	3,027	3,111	3,146	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$25.80	$20.85	$22.22	$21.60	$15.87	$13.93	$14.81	$11.92	N/A	N/A
End of period	$28.62	$25.80	$20.85	$22.22	$21.60	$15.87	$13.93	$14.81	N/A	N/A
Accumulation units outstanding at the end of period	3,930	3,328	3,595	3,888	4,598	5,524	6,167	5,535	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$9.21	$7.58	$7.51	$7.23	$6.08	$5.14	$5.40	N/A	N/A	N/A
End of period	$9.37	$9.21	$7.58	$7.51	$7.23	$6.08	$5.14	N/A	N/A	N/A
Accumulation units outstanding at the end of period	700	721	744	1,009	945	945	972	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.07	$17.97	$20.08	$18.05	$13.84	$11.92	$12.98	$10.61	N/A	N/A
End of period	$22.31	$20.07	$17.97	$20.08	$18.05	$13.84	$11.92	$12.98	N/A	N/A
Accumulation units outstanding at the end of period	5,926	6,171	6,401	5,318	8,762	7,369	7,939	5,733	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.67	$10.25	$10.55	$10.23	$10.42	N/A	N/A	N/A	N/A	N/A
End of period	$11.20	$10.67	$10.25	$10.55	$10.23	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	41,248	38,931	41,574	19,510	868	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$18.20	$18.49	$18.12	$18.08	$14.57	$12.29	$13.63	N/A	N/A	N/A
End of period	$24.36	$18.20	$18.49	$18.12	$18.08	$14.57	$12.29	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,391	15,922	25,496	23,847	19,237	11,025	11,161	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	$10.94	$10.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.50	$10.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,820	2,703	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.19	$12.76	$13.39	$13.19	$14.76	$13.85	$12.61	$11.90	N/A	N/A
End of period	$13.37	$13.19	$12.76	$13.39	$13.19	$14.76	$13.85	$12.61	N/A	N/A
Accumulation units outstanding at the end of period	35,568	38,380	42,813	43,833	62,109	84,869	93,972	55,775	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$11.07	$10.29	$10.60	$10.76	$10.49	N/A	N/A	N/A	N/A	N/A
End of period	$11.20	$11.07	$10.29	$10.60	$10.76	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29,173	26,344	24,286	29,152	30,089	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.63	$17.06	$18.64	$18.94	$17.80	$15.51	$15.07	$13.26	N/A	N/A
End of period	$20.75	$19.63	$17.06	$18.64	$18.94	$17.80	$15.51	$15.07	N/A	N/A
Accumulation units outstanding at the end of period	16,951	18,871	18,855	29,067	26,266	27,140	23,431	12,765	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.46	$14.74	$16.30	$15.01	$10.82	$9.46	$10.39	N/A	N/A	N/A
End of period	$20.39	$18.46	$14.74	$16.30	$15.01	$10.82	$9.46	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,688	15,113	13,723	7,375	7,985	7,799	7,862	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.78	$14.63	$15.42	$14.82	$10.97	$9.32	N/A	N/A	N/A	N/A
End of period	$21.63	$18.78	$14.63	$15.42	$14.82	$10.97	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,909	1,950	1,673	1,727	844	952	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	$15.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,156	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$30.24	$25.29	$28.18	$25.48	$18.48	$16.25	$17.45	N/A	N/A	N/A
End of period	$34.19	$30.24	$25.29	$28.18	$25.48	$18.48	$16.25	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.89	$18.34	$19.65	$17.47	$12.37	$10.83	$10.40	$9.30	N/A	N/A
End of period	$22.56	$19.89	$18.34	$19.65	$17.47	$12.37	$10.83	$10.40	N/A	N/A
Accumulation units outstanding at the end of period	11,787	22,670	74,372	71,812	72,940	78,885	79,615	59,076	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$21.15	$20.36	$20.46	$18.91	$13.46	$11.74	$10.80	N/A	N/A	N/A
End of period	$24.89	$21.15	$20.36	$20.46	$18.91	$13.46	$11.74	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,812	6,211	10,119	3,144	2,412	536	216	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$20.25	$17.50	$17.67	$15.81	$12.30	$11.09	$10.03	N/A	N/A	N/A
End of period	$22.29	$20.25	$17.50	$17.67	$15.81	$12.30	$11.09	N/A	N/A	N/A
Accumulation units outstanding at the end of period	52,119	59,407	16,882	16,608	13,642	4,907	6,468	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$19.12	$18.47	$21.81	$18.79	$12.75	$11.36	$10.85	N/A	N/A	N/A
End of period	$22.35	$19.12	$18.47	$21.81	$18.79	$12.75	$11.36	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,962	4,785	6,522	1,335	1,449	518	1,601	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$20.24	$19.42	$19.80	$18.90	$15.28	$13.42	$14.34	N/A	N/A	N/A
End of period	$24.53	$20.24	$19.42	$19.80	$18.90	$15.28	$13.42	N/A	N/A	N/A
Accumulation units outstanding at the end of period	26,736	27,137	31,016	48,602	49,025	59,099	48,525	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.30	$12.88	$13.31	$13.12	$12.77	$11.94	$11.78	$11.02	N/A	N/A
End of period	$13.97	$13.30	$12.88	$13.31	$13.12	$12.77	$11.94	$11.78	N/A	N/A
Accumulation units outstanding at the end of period	23,293	28,348	31,126	54,835	77,779	124,618	132,967	48,221	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$20.21	$19.41	$19.79	$19.05	$15.81	$13.94	$14.64	$12.82	N/A	N/A
End of period	$24.06	$20.21	$19.41	$19.79	$19.05	$15.81	$13.94	$14.64	N/A	N/A
Accumulation units outstanding at the end of period	8,668	9,530	16,517	28,792	36,608	37,979	38,101	5,285	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.90	$14.36	$14.77	$14.45	$13.31	$12.20	$12.31	N/A	N/A	N/A
End of period	$16.28	$14.90	$14.36	$14.77	$14.45	$13.31	$12.20	N/A	N/A	N/A
Accumulation units outstanding at the end of period	95,465	102,283	135,187	153,493	159,155	130,926	133,294	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.86	$18.16	$18.62	$18.12	$15.91	$14.23	$14.66	$13.17	N/A	N/A
End of period	$21.51	$18.86	$18.16	$18.62	$18.12	$15.91	$14.23	$14.66	N/A	N/A
Accumulation units outstanding at the end of period	12,072	14,740	42,295	33,691	34,764	37,459	36,491	16,896	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$11.49	$9.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.65	$11.49	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,317	2,233	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$18.39	$16.61	$18.31	$16.07	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.08	$18.39	$16.61	$18.31	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,579	6,677	758	492	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$51.65	$51.80	$47.59	$44.53	$32.66	$27.96	$28.78	N/A	N/A	N/A
End of period	$67.86	$51.65	$51.80	$47.59	$44.53	$32.66	$27.96	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,775	23,503	10,427	9,925	9,803	9,567	9,261	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$82.25	$78.86	$75.34	$67.92	$50.61	$45.32	$46.78	$37.21	N/A	N/A
End of period	$100.65	$82.25	$78.86	$75.34	$67.92	$50.61	$45.32	$46.78	N/A	N/A
Accumulation units outstanding at the end of period	9,095	9,657	9,787	9,488	9,699	10,723	10,700	7,530	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.98	$10.00	$10.14	$10.27	$10.44	$10.36	$10.40	N/A	N/A	N/A
End of period	$9.92	$9.98	$10.00	$10.14	$10.27	$10.44	$10.36	N/A	N/A	N/A
Accumulation units outstanding at the end of period	88,808	97,527	64,300	70,695	56,961	58,314	54,603	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$25.50	$23.40	$24.25	$21.78	$16.16	$13.77	$14.30	N/A	N/A	N/A
End of period	$29.77	$25.50	$23.40	$24.25	$21.78	$16.16	$13.77	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,569	14,135	16,081	16,834	17,996	17,975	18,943	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$40.39	$37.07	$38.06	$35.24	$30.04	$27.75	$27.33	N/A	N/A	N/A
End of period	$44.67	$40.39	$37.07	$38.06	$35.24	$30.04	$27.75	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,057	26,336	29,496	31,734	32,395	34,033	36,586	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$11.15	$11.34	$11.53	$11.73	$11.93	$12.13	$12.34	$12.55	N/A	N/A
End of period	$10.97	$11.15	$11.34	$11.53	$11.73	$11.93	$12.13	$12.34	N/A	N/A
Accumulation units outstanding at the end of period	14,141	22,920	11,000	11,118	16,836	22,910	27,555	15,972	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$32.25	$28.92	$30.36	$27.74	$21.53	$18.82	$19.55	N/A	N/A	N/A
End of period	$36.53	$32.25	$28.92	$30.36	$27.74	$21.53	$18.82	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,159	1,185	1,274	1,296	1,743	2,941	3,204	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.80%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.45	$11.78	$12.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.50	$12.45	$11.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	2,714	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.44	$16.08	$16.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.85	$16.44	$16.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	3,012	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.84	$12.18	$12.63	$12.21	$10.62	$9.54	N/A	N/A	N/A	N/A
End of period	$14.44	$12.84	$12.18	$12.63	$12.21	$10.62	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	31,343	1,119	1,122	1,123	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$35.91	$34.57	$36.93	$36.58	$28.54	$25.53	$26.61	$19.97	$15.01	$24.76
End of period	$44.88	$35.91	$34.57	$36.93	$36.58	$28.54	$25.53	$26.61	$19.97	$15.01
Accumulation units outstanding at the end of period	346	363	1,475	374	106	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$19.32	$15.89	$17.87	$18.17	$13.76	$11.91	$12.47	N/A	N/A	N/A
End of period	$21.08	$19.32	$15.89	$17.87	$18.17	$13.76	$11.91	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	946	—	—	—	133	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$13.24	$12.75	$13.18	$13.35	$11.76	$10.59	$11.32	$10.58	$8.79	$12.48
End of period	$15.18	$13.24	$12.75	$13.18	$13.35	$11.76	$10.59	$11.32	$10.58	$8.79
Accumulation units outstanding at the end of period	207	—	2,525	1,905	1,859	1,878	4,329	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$17.99	$15.47	$16.30	$14.43	$11.09	$9.96	$10.27	N/A	N/A	N/A
End of period	$20.60	$17.99	$15.47	$16.30	$14.43	$11.09	$9.96	N/A	N/A	N/A
Accumulation units outstanding at the end of period	541	595	21,454	2,529	—	—	523	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$9.84	$9.79	$10.41	$10.48	$10.99	$10.58	$10.33	N/A	N/A	N/A
End of period	$10.30	$9.84	$9.79	$10.41	$10.48	$10.99	$10.58	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,016	3,010	11,385	5,995	7,453	8,024	20,325	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.44	$12.45	$12.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.34	$12.44	$12.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	4,513	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.02	$12.34	$12.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.43	$13.02	$12.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	205	—	883	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$17.40	$15.95	$16.08	$14.86	$11.38	$9.91	$10.33	N/A	N/A	N/A
End of period	$20.83	$17.40	$15.95	$16.08	$14.86	$11.38	$9.91	N/A	N/A	N/A
Accumulation units outstanding at the end of period	835	958	3,987	—	—	—	322	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.15	$11.01	$11.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.41	$11.15	$11.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,584	5,267	3,466	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.34	$11.70	$11.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.02	$12.34	$11.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	2,776	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.44	$10.13	$10.69	$11.86	$10.89	$9.45	N/A	N/A	N/A	N/A
End of period	$13.21	$10.44	$10.13	$10.69	$11.86	$10.89	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	643	193	1,400	—	—	510	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$13.30	$12.54	$12.99	$11.61	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.06	$13.30	$12.54	$12.99	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,074	1,232	11,938	2,538	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.65	$11.41	$11.77	$11.77	$10.48	$9.74	N/A	N/A	N/A	N/A
End of period	$13.02	$11.65	$11.41	$11.77	$11.77	$10.48	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,079	16,673	53,181	21,947	20,224	20,595	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.44	$6.79	$9.07	$10.77	$10.01	$10.12	$11.12	$9.64	$6.55	$13.66
End of period	$8.05	$8.44	$6.79	$9.07	$10.77	$10.01	$10.12	$11.12	$9.64	$6.55
Accumulation units outstanding at the end of period	—	—	1,077	—	—	—	159	—	—	245

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$39.30	$39.84	$38.18	$35.70	$26.15	$24.07	$24.33	$21.98	$16.60	$28.59
End of period	$51.58	$39.30	$39.84	$38.18	$35.70	$26.15	$24.07	$24.33	$21.98	$16.60
Accumulation units outstanding at the end of period	—	—	318	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$13.64	$12.33	$15.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.72	$13.64	$12.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	144	165	1,834	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.96	$12.17	$12.85	$14.63	$12.26	$10.65	$12.45	$11.78	$9.22	$16.90
End of period	$15.09	$11.96	$12.17	$12.85	$14.63	$12.26	$10.65	$12.45	$11.78	$9.22
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$26.68	$23.83	$24.78	$22.97	$17.31	$15.50	$15.91	$14.48	$11.02	$18.40
End of period	$31.51	$26.68	$23.83	$24.78	$22.97	$17.31	$15.50	$15.91	$14.48	$11.02
Accumulation units outstanding at the end of period	—	—	2,284	—	—	—	—	—	—	—

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$18.62	$18.45	$18.71	$18.32	$19.05	$17.95	$17.43	$16.50	$14.55	$14.76
End of period	$19.27	$18.62	$18.45	$18.71	$18.32	$19.05	$17.95	$17.43	$16.50	$14.55
Accumulation units outstanding at the end of period	9,579	5,986	31,224	7,274	8,732	11,649	18,796	455	455	—

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$10.42	$10.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.65	$10.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,825	9,535	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.16	$11.94	$13.38	$14.20	$11.69	$10.15	$11.18	N/A	N/A	N/A
End of period	$13.27	$12.16	$11.94	$13.38	$14.20	$11.69	$10.15	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,916	8,247	38,005	7,751	9,716	10,521	9,214	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.99	$10.76	$11.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.16	$11.99	$10.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	6,601	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.11	$10.89	$11.57	$11.83	$11.64	N/A	N/A	N/A	N/A	N/A
End of period	$11.30	$11.11	$10.89	$11.57	$11.83	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	8,032	10,731	10,486	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.89	$12.39	$13.62	$13.44	$11.99	$10.88	$10.81	$9.78	$7.49	$10.85
End of period	$15.00	$13.89	$12.39	$13.62	$13.44	$11.99	$10.88	$10.81	$9.78	$7.49
Accumulation units outstanding at the end of period	—	—	22,130	—	—	—	4,410	—	—	—

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.53	$9.82	$9.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.38	$9.53	$9.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	2,674	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$12.60	$11.09	$11.84	$11.23	$8.92	$7.99	N/A	N/A	N/A	N/A
End of period	$13.37	$12.60	$11.09	$11.84	$11.23	$8.92	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	694	758	2,222	847	967	1,191	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.67	$23.61	$23.94	$23.13	$23.80	$22.49	$21.55	$20.39	$18.18	$19.52
End of period	$23.96	$23.67	$23.61	$23.94	$23.13	$23.80	$22.49	$21.55	$20.39	$18.18
Accumulation units outstanding at the end of period	5,335	4,931	19,226	257	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$6.80	$7.17	$7.69	$7.03	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.18	$6.80	$7.17	$7.69	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	1,249	1,040	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.83	$15.73	$16.17	$14.32	$14.18	$11.26	$12.23	N/A	N/A	N/A
End of period	$17.13	$15.83	$15.73	$16.17	$14.32	$14.18	$11.26	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	2,603	—	—	—	53	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.61	$18.14	$18.85	$19.15	$16.39	$14.41	$15.76	$14.29	$10.62	$18.31
End of period	$21.30	$17.61	$18.14	$18.85	$19.15	$16.39	$14.41	$15.76	$14.29	$10.62
Accumulation units outstanding at the end of period	—	—	1,374	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$26.25	$23.17	$25.94	$24.18	$18.81	$17.77	$19.18	$15.87	$11.57	$19.30
End of period	$28.30	$26.25	$23.17	$25.94	$24.18	$18.81	$17.77	$19.18	$15.87	$11.57
Accumulation units outstanding at the end of period	279	282	605	542	333	293	284	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$25.80	$23.56	$24.42	$23.03	$16.78	$14.52	$14.99	$12.09	$9.13	$15.43
End of period	$31.67	$25.80	$23.56	$24.42	$23.03	$16.78	$14.52	$14.99	$12.09	$9.13
Accumulation units outstanding at the end of period	646	677	1,981	583	141	—	—	—	—	—

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$37.33	$37.81	$37.37	$34.22	$24.53	$21.49	$23.25	$18.85	$13.42	$24.60
End of period	$47.45	$37.33	$37.81	$37.37	$34.22	$24.53	$21.49	$23.25	$18.85	$13.42
Accumulation units outstanding at the end of period	320	331	7,840	1,188	1,063	900	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.00	$19.07	$19.33	$18.67	$19.70	$19.36	$17.94	$17.02	$16.71	$15.97
End of period	$19.13	$19.00	$19.07	$19.33	$18.67	$19.70	$19.36	$17.94	$17.02	$16.71
Accumulation units outstanding at the end of period	147	143	4,315	158	—	—	7,238	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	$13.25	$12.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.12	$13.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	251	254	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$13.40	$13.39	$13.65	$13.16	$13.77	$13.53	$12.86	$12.37	$11.91	$11.69
End of period	$13.56	$13.40	$13.39	$13.65	$13.16	$13.77	$13.53	$12.86	$12.37	$11.91
Accumulation units outstanding at the end of period	480	441	3,094	—	—	—	—	—	—	—

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$22.79	$21.86	$21.02	$19.31	$13.93	$11.49	$10.98	$9.11	$6.96	$10.32
End of period	$27.34	$22.79	$21.86	$21.02	$19.31	$13.93	$11.49	$10.98	$9.11	$6.96
Accumulation units outstanding at the end of period	183	—	419	—	—	—	—	—	—	—

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$8.35	$7.72	$9.28	$9.81	$10.42	N/A	N/A	N/A	N/A	N/A
End of period	$11.16	$8.35	$7.72	$9.28	$9.81	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,297	330	3,745	538	181	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$32.30	$25.85	$34.29	$38.95	$31.64	$30.87	$30.43	$26.02	$22.06	$36.14
End of period	$30.79	$32.30	$25.85	$34.29	$38.95	$31.64	$30.87	$30.43	$26.02	$22.06
Accumulation units outstanding at the end of period	38	43	601	46	48	49	69	49	49	50

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$13.10	$13.58	$14.10	$14.87	$11.59	N/A	N/A	N/A	N/A	N/A
End of period	$15.92	$13.10	$13.58	$14.10	$14.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,148	1,295	5,694	1,134	483	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$13.47	$11.05	$11.38	$10.25	$7.82	$6.32	$7.38	$6.62	$5.69	$11.73
End of period	$15.79	$13.47	$11.05	$11.38	$10.25	$7.82	$6.32	$7.38	$6.62	$5.69
Accumulation units outstanding at the end of period	291	368	931	—	1,273	2,075	—	—	—	—

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$24.02	$25.43	$24.29	$19.77	$14.28	$12.27	$11.26	$11.04	$9.29	$12.32
End of period	$28.93	$24.02	$25.43	$24.29	$19.77	$14.28	$12.27	$11.26	$11.04	$9.29
Accumulation units outstanding at the end of period	246	772	19,324	349	—	—	—	—	—	—

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$12.04	$10.82	$10.55	$8.91	$7.19	$6.58	$6.72	$6.10	$3.79	$6.83
End of period	$16.12	$12.04	$10.82	$10.55	$8.91	$7.19	$6.58	$6.72	$6.10	$3.79
Accumulation units outstanding at the end of period	2,006	2,012	12,470	—	1,202	1,959	—	—	—	—

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$15.78	$15.94	$16.41	$17.79	$14.92	$12.87	$14.93	$14.24	$11.21	$20.00
End of period	$19.39	$15.78	$15.94	$16.41	$17.79	$14.92	$12.87	$14.93	$14.24	$11.21
Accumulation units outstanding at the end of period	—	—	1,823	—	353	381	385	—	—	—

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$18.05	$16.38	$17.20	$15.73	$12.16	$10.49	$10.91	$9.48	$7.78	$13.78
End of period	$20.73	$18.05	$16.38	$17.20	$15.73	$12.16	$10.49	$10.91	$9.48	$7.78
Accumulation units outstanding at the end of period	185	185	1,188	1,072	1,076	1,079	1,079	—	—	591

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$22.10	$20.84	$20.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$28.67	$22.10	$20.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	129	150	9,112	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$17.06	$15.85	$15.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.65	$17.06	$15.85	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	510	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$28.56	$24.20	$25.32	$23.60	$18.07	$15.69	$16.33	$13.21	$9.74	$15.90
End of period	$32.44	$28.56	$24.20	$25.32	$23.60	$18.07	$15.69	$16.33	$13.21	$9.74
Accumulation units outstanding at the end of period	581	603	6,869	588	251	—	—	—	—	—

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$18.56	$16.97	$17.13	$15.42	$11.93	$10.53	$10.56	$9.40	$7.60	$12.40
End of period	$22.09	$18.56	$16.97	$17.13	$15.42	$11.93	$10.53	$10.56	$9.40	$7.60
Accumulation units outstanding at the end of period	1,268	1,449	18,267	1,453	3,392	5,529	7,333	—	—	—

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$25.42	$20.56	$21.93	$21.34	$15.70	$13.79	$14.68	$11.83	$9.46	$14.80
End of period	$28.17	$25.42	$20.56	$21.93	$21.34	$15.70	$13.79	$14.68	$11.83	$9.46
Accumulation units outstanding at the end of period	80	81	1,057	—	—	—	879	—	—	—

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$9.05	$7.46	$7.39	$7.13	$6.00	$5.08	$5.34	$4.44	$3.60	$6.07
End of period	$9.20	$9.05	$7.46	$7.39	$7.13	$6.00	$5.08	$5.34	$4.44	$3.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.84	$17.78	$19.89	$17.90	$13.73	N/A	N/A	N/A	N/A	N/A
End of period	$22.02	$19.84	$17.78	$19.89	$17.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	373	378	6,094	390	87	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.62	$10.21	$10.53	$10.22	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.14	$10.62	$10.21	$10.53	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	506	2,215	27,532	832	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.93	$18.24	$17.89	$17.87	$14.42	$12.18	$13.51	$11.92	$8.70	$14.99
End of period	$23.98	$17.93	$18.24	$17.89	$17.87	$14.42	$12.18	$13.51	$11.92	$8.70
Accumulation units outstanding at the end of period	200	687	16,578	1,786	1,060	—	898	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.06	$12.64	$13.29	$13.10	$14.67	$13.78	$12.56	N/A	N/A	N/A
End of period	$13.23	$13.06	$12.64	$13.29	$13.10	$14.67	$13.78	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,468	5,209	12,738	5,897	11,309	16,394	24,667	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$11.01	$10.24	$10.56	$10.73	$10.47	$9.89	N/A	N/A	N/A	N/A
End of period	$11.13	$11.01	$10.24	$10.56	$10.73	$10.47	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,327	1,319	12,472	2,963	3,823	3,835	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.27	$16.76	$18.33	$18.64	$17.54	$15.29	$14.88	$13.10	$9.12	$13.40
End of period	$20.34	$19.27	$16.76	$18.33	$18.64	$17.54	$15.29	$14.88	$13.10	$9.12
Accumulation units outstanding at the end of period	—	—	6,475	4,068	2,766	2,524	485	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.30	$14.62	$16.19	$14.93	$10.77	N/A	N/A	N/A	N/A	N/A
End of period	$20.20	$18.30	$14.62	$16.19	$14.93	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,981	3,022	7,278	481	105	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.61	$14.52	$15.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.42	$18.61	$14.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	264	286	1,161	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$29.59	$24.77	$27.63	$25.00	$18.15	$15.98	$17.17	$14.89	$10.48	$20.22
End of period	$33.42	$29.59	$24.77	$27.63	$25.00	$18.15	$15.98	$17.17	$14.89	$10.48
Accumulation units outstanding at the end of period	116	114	511	—	—	—	—	—	—	—

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.71	$18.20	$19.51	$17.36	$12.31	$10.78	$10.37	N/A	N/A	N/A
End of period	$22.34	$19.71	$18.20	$19.51	$17.36	$12.31	$10.78	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,090	3,380	57,574	17,126	16,754	17,746	17,199	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.96	$20.19	$20.32	$18.80	$13.39	N/A	N/A	N/A	N/A	N/A
End of period	$24.64	$20.96	$20.19	$20.32	$18.80	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,089	1,140	9,175	1,094	472	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$20.07	$17.35	$17.55	$15.72	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.07	$20.07	$17.35	$17.55	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,997	11,147	16,136	2,820	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.94	$18.32	$21.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.13	$18.94	$18.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	329	6,485	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.87	$19.08	$19.47	$18.60	$15.06	$13.24	$14.15	$12.31	$9.56	$16.00
End of period	$24.05	$19.87	$19.08	$19.47	$18.60	$15.06	$13.24	$14.15	$12.31	$9.56
Accumulation units outstanding at the end of period	1,204	1,220	35,179	2,340	2,368	2,535	2,890	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.13	$12.73	$13.17	$13.00	$12.67	$11.86	$11.71	$10.97	$9.84	$11.61
End of period	$13.78	$13.13	$12.73	$13.17	$13.00	$12.67	$11.86	$11.71	$10.97	$9.84
Accumulation units outstanding at the end of period	1,516	1,618	75,091	14,159	14,441	14,745	29,289	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.84	$19.07	$19.46	$18.76	$15.58	$13.75	$14.46	$12.68	$10.08	$15.87
End of period	$23.59	$19.84	$19.07	$19.46	$18.76	$15.58	$13.75	$14.46	$12.68	$10.08
Accumulation units outstanding at the end of period	—	3,276	8,185	3,351	3,388	3,422	3,461	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.71	$14.19	$14.62	$14.31	$13.20	$12.11	$12.23	$11.19	$9.60	$12.41
End of period	$16.07	$14.71	$14.19	$14.62	$14.31	$13.20	$12.11	$12.23	$11.19	$9.60
Accumulation units outstanding at the end of period	—	—	100,034	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.51	$17.84	$18.31	$17.84	$15.68	$14.03	$14.47	$13.02	$10.74	$15.08
End of period	$21.09	$18.51	$17.84	$18.31	$17.84	$15.68	$14.03	$14.47	$13.02	$10.74
Accumulation units outstanding at the end of period	—	—	65,159	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$11.46	$9.90	$11.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.61	$11.46	$9.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	2,310	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$18.23	$16.48	$18.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.88	$18.23	$16.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	118	371	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$50.55	$50.75	$46.67	$43.71	$32.10	$27.50	$28.33	$24.71	$17.53	$31.23
End of period	$66.35	$50.55	$50.75	$46.67	$43.71	$32.10	$27.50	$28.33	$24.71	$17.53
Accumulation units outstanding at the end of period	3,557	3,456	2,523	—	187	304	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$80.44	$77.20	$73.83	$66.62	$49.69	$44.55	$46.02	$36.65	$25.41	$43.59
End of period	$98.34	$80.44	$77.20	$73.83	$66.62	$49.69	$44.55	$46.02	$36.65	$25.41
Accumulation units outstanding at the end of period	487	492	1,925	498	516	563	396	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.87	$9.91	$10.06	$10.20	$10.37	$10.31	$10.35	N/A	N/A	N/A
End of period	$9.81	$9.87	$9.91	$10.06	$10.20	$10.37	$10.31	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	2,824	—	1,271	1,932	6,883	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$25.08	$23.04	$23.90	$21.49	$15.95	$13.61	$14.15	$12.43	$9.23	$15.79
End of period	$29.24	$25.08	$23.04	$23.90	$21.49	$15.95	$13.61	$14.15	$12.43	$9.23
Accumulation units outstanding at the end of period	3,958	52	741	—	—	—	577	—	—	—

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$39.53	$36.31	$37.32	$34.59	$29.51	$27.29	$26.91	$24.72	$21.03	$27.01
End of period	$43.67	$39.53	$36.31	$37.32	$34.59	$29.51	$27.29	$26.91	$24.72	$21.03
Accumulation units outstanding at the end of period	940	1,001	1,624	739	2,440	3,131	3,151	368	368	369

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$10.92	$11.11	$11.32	$11.52	$11.73	$11.94	$12.16	$12.38	$12.59	$12.54
End of period	$10.74	$10.92	$11.11	$11.32	$11.52	$11.73	$11.94	$12.16	$12.38	$12.59
Accumulation units outstanding at the end of period	—	—	12,669	—	—	184	11,783	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$31.79	$28.54	$29.99	$27.43	$21.31	$18.65	$19.39	$17.36	$14.26	$21.78
End of period	$35.97	$31.79	$28.54	$29.99	$27.43	$21.31	$18.65	$19.39	$17.36	$14.26
Accumulation units outstanding at the end of period	348	394	1,211	426	443	455	807	455	456	457

Accumulation Unit Values
Contract with Endorsements - 1.90%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$11.52	$10.87	$11.37	$11.04	$9.07	$8.07	$8.49	$7.67	$6.24	$10.46
End of period	$13.73	$11.52	$10.87	$11.37	$11.04	$9.07	$8.07	$8.49	$7.67	$6.24
Accumulation units outstanding at the end of period	3,184	3,209	2,158	2,174	3,113	3,823	12,307	26,888	8,245	1,255

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.32	$11.68	$12.15	$11.78	$9.79	$8.74	$8.98	$8.08	$6.71	$10.48
End of period	$14.34	$12.32	$11.68	$12.15	$11.78	$9.79	$8.74	$8.98	$8.08	$6.71
Accumulation units outstanding at the end of period	8,108	8,404	8,730	10,415	11,832	—	356	371	391	1,854

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$16.24	$15.61	$16.27	$16.22	$14.52	$13.31	$13.92	$12.55	N/A	N/A
End of period	$18.22	$16.24	$15.61	$16.27	$16.22	$14.52	$13.31	$13.92	N/A	N/A
Accumulation units outstanding at the end of period	41,900	41,890	60,283	72,035	78,037	91,182	123,993	87,854	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.31	$15.97	$16.62	$16.63	$15.36	$14.12	$15.09	N/A	N/A	N/A
End of period	$17.69	$16.31	$15.97	$16.62	$16.63	$15.36	$14.12	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,220	9,145	9,112	9,120	9,102	9,019	9,002	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.71	$12.08	$12.53	$12.13	$10.55	$9.49	$9.61	N/A	N/A	N/A
End of period	$14.28	$12.71	$12.08	$12.53	$12.13	$10.55	$9.49	N/A	N/A	N/A
Accumulation units outstanding at the end of period	239	255	256	668	1,486	784	792	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$35.18	$33.91	$36.25	$35.94	$28.08	$25.14	$26.22	$19.70	$14.82	$24.48
End of period	$43.92	$35.18	$33.91	$36.25	$35.94	$28.08	$25.14	$26.22	$19.70	$14.82
Accumulation units outstanding at the end of period	4,503	6,751	6,965	7,534	8,573	8,671	5,663	4,286	3,099	1,778

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$19.10	$15.72	$17.70	$18.01	$13.66	$11.84	$12.40	$9.96	$7.60	$11.59
End of period	$20.81	$19.10	$15.72	$17.70	$18.01	$13.66	$11.84	$12.40	$9.96	$7.60
Accumulation units outstanding at the end of period	38	80	81	812	781	6,655	6,904	5,196	496	1,856

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$13.02	$12.55	$12.99	$13.17	$11.61	$10.47	$11.20	$10.47	$8.72	$12.39
End of period	$14.91	$13.02	$12.55	$12.99	$13.17	$11.61	$10.47	$11.20	$10.47	$8.72
Accumulation units outstanding at the end of period	326	346	369	395	554	1,345	2,343	2,333	2,573	1,040

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$17.87	$15.39	$16.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.44	$17.87	$15.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	296	298	300	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$9.77	$9.74	$10.36	$10.44	$10.96	$10.56	$10.32	N/A	N/A	N/A
End of period	$10.22	$9.77	$9.74	$10.36	$10.44	$10.96	$10.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	266	269	460	1,182	1,226	2,316	2,467	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.36	$12.38	$12.62	$12.64	$10.07	$8.70	$11.01	N/A	N/A	N/A
End of period	$15.22	$12.36	$12.38	$12.62	$12.64	$10.07	$8.70	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	658	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.96	$12.29	$12.48	$12.22	$10.31	N/A	N/A	N/A	N/A	N/A
End of period	$15.34	$12.96	$12.29	$12.48	$12.22	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,842	2,896	2,926	659	724	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.28	$11.66	$11.90	$11.63	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.94	$12.28	$11.66	$11.90	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	808	827	848	536	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.37	$10.07	$10.64	$11.82	$10.86	$9.43	$11.22	N/A	N/A	N/A
End of period	$13.11	$10.37	$10.07	$10.64	$11.82	$10.86	$9.43	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,231	4,279	4,333	4,385	4,433	4,484	5,154	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$13.16	$12.43	$12.89	$11.53	$8.76	$7.46	$8.51	$7.98	$6.51	$10.65
End of period	$15.88	$13.16	$12.43	$12.89	$11.53	$8.76	$7.46	$8.51	$7.98	$6.51
Accumulation units outstanding at the end of period	88	89	91	92	93	94	—	1,367	2,248	5,025

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.58	$11.35	$11.72	$11.73	$10.46	$9.73	$10.31	N/A	N/A	N/A
End of period	$12.93	$11.58	$11.35	$11.72	$11.73	$10.46	$9.73	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,811	1,808	1,786	1,539	1,105	379	379	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.36	$6.73	$9.00	$10.70	$9.95	$10.07	$11.07	$9.61	$6.53	$13.65
End of period	$7.96	$8.36	$6.73	$9.00	$10.70	$9.95	$10.07	$11.07	$9.61	$6.53
Accumulation units outstanding at the end of period	12,220	12,813	16,040	15,914	17,651	17,118	20,652	17,944	17,081	16,559

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$38.47	$39.03	$37.45	$35.05	$25.70	$23.68	$23.96	$21.67	$16.38	$28.24
End of period	$50.44	$38.47	$39.03	$37.45	$35.05	$25.70	$23.68	$23.96	$21.67	$16.38
Accumulation units outstanding at the end of period	2,805	3,183	2,290	2,133	2,269	2,325	1,773	1,777	1,716	487

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$13.57	$12.29	$15.37	$14.59	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.64	$13.57	$12.29	$15.37	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,501	362	386	413	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.74	$11.96	$12.64	$14.40	$12.08	$10.51	$12.29	$11.64	$9.12	$16.74
End of period	$14.79	$11.74	$11.96	$12.64	$14.40	$12.08	$10.51	$12.29	$11.64	$9.12
Accumulation units outstanding at the end of period	3,164	3,236	4,884	6,600	8,395	9,595	8,724	10,509	12,867	12,863

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$26.15	$23.37	$24.33	$22.58	$17.02	$15.26	$15.69	$14.29	$10.88	$18.20
End of period	$30.84	$26.15	$23.37	$24.33	$22.58	$17.02	$15.26	$15.69	$14.29	$10.88
Accumulation units outstanding at the end of period	525	380	384	—	—	—	—	—	—	—

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$18.27	$18.13	$18.40	$18.04	$18.77	$17.70	$17.21	$16.30	$14.39	$14.61
End of period	$18.90	$18.27	$18.13	$18.40	$18.04	$18.77	$17.70	$17.21	$16.30	$14.39
Accumulation units outstanding at the end of period	17,910	30,901	33,514	40,912	42,713	60,861	56,450	67,631	79,921	31,358

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$10.38	$10.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.60	$10.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	778	1,024	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.07	$11.87	$13.31	$14.14	$11.66	$10.13	$11.16	$10.36	N/A	N/A
End of period	$13.16	$12.07	$11.87	$13.31	$14.14	$11.66	$10.13	$11.16	N/A	N/A
Accumulation units outstanding at the end of period	8,994	11,004	11,487	14,997	15,313	13,878	7,280	7,521	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.87	$10.66	$11.59	$11.50	$9.45	$8.31	$8.59	$7.93	$6.21	$9.91
End of period	$13.02	$11.87	$10.66	$11.59	$11.50	$9.45	$8.31	$8.59	$7.93	$6.21
Accumulation units outstanding at the end of period	30,481	32,760	34,415	41,534	42,590	43,934	47,701	49,484	53,186	60,981

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$10.46	$9.64	$10.50	$10.96	$8.57	$7.15	$7.76	$7.39	$5.76	$9.88
End of period	$12.06	$10.46	$9.64	$10.50	$10.96	$8.57	$7.15	$7.76	$7.39	$5.76
Accumulation units outstanding at the end of period	9,134	9,430	11,974	6,532	7,893	8,308	8,978	9,402	10,291	11,214

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.05	$10.85	$11.53	$11.81	$11.62	N/A	N/A	N/A	N/A	N/A
End of period	$11.23	$11.05	$10.85	$11.53	$11.81	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,032	1,032	1,032	1,032	1,032	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.74	$12.27	$13.50	$13.34	$11.91	$10.82	$10.76	$9.74	$7.47	$10.83
End of period	$14.82	$13.74	$12.27	$13.50	$13.34	$11.91	$10.82	$10.76	$9.74	$7.47
Accumulation units outstanding at the end of period	43,320	44,916	47,759	48,648	52,126	53,945	59,871	63,517	63,832	69,694

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.44	$9.74	$9.56	$10.76	$8.28	$6.63	$7.89	$6.67	$4.46	N/A
End of period	$12.26	$9.44	$9.74	$9.56	$10.76	$8.28	$6.63	$7.89	$6.67	N/A
Accumulation units outstanding at the end of period	2,766	4,521	4,753	5,037	5,295	5,774	5,168	5,151	6,836	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$12.47	$10.99	$11.75	$11.16	$8.86	$7.95	$8.15	$7.46	$6.00	$9.84
End of period	$13.23	$12.47	$10.99	$11.75	$11.16	$8.86	$7.95	$8.15	$7.46	$6.00
Accumulation units outstanding at the end of period	13,056	13,942	15,037	15,783	19,462	20,554	26,190	27,025	34,531	35,076

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.17	$23.13	$23.48	$22.70	$23.39	$22.12	$21.21	$20.09	$17.94	$19.28
End of period	$23.42	$23.17	$23.13	$23.48	$22.70	$23.39	$22.12	$21.21	$20.09	$17.94
Accumulation units outstanding at the end of period	3,362	3,364	3,747	7,642	4,687	5,327	6,832	6,048	5,714	5,927

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.32	$10.58	$12.30	$13.19	$14.58	$12.38	$13.24	N/A	N/A	N/A
End of period	$12.79	$11.32	$10.58	$12.30	$13.19	$14.58	$12.38	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,057	1,068	1,883	1,894	1,885	1,895	1,905	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$6.74	$7.11	$7.63	$6.98	$7.29	$6.02	$8.50	$7.41	$4.14	N/A
End of period	$10.08	$6.74	$7.11	$7.63	$6.98	$7.29	$6.02	$8.50	$7.41	N/A
Accumulation units outstanding at the end of period	18	1,161	1,190	1,309	1,449	40,506	2,014	1,732	1,546	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.64	$15.56	$16.02	$14.19	$14.08	$11.18	$12.16	$10.58	$8.13	$12.89
End of period	$16.91	$15.64	$15.56	$16.02	$14.19	$14.08	$11.18	$12.16	$10.58	$8.13
Accumulation units outstanding at the end of period	5,193	5,131	5,967	7,135	7,225	5,443	5,561	5,366	5,264	8,216

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.23	$17.77	$18.49	$18.80	$16.10	$14.18	$15.52	$14.08	$10.48	$18.08
End of period	$20.83	$17.23	$17.77	$18.49	$18.80	$16.10	$14.18	$15.52	$14.08	$10.48
Accumulation units outstanding at the end of period	2,076	2,104	3,444	2,587	2,273	2,801	2,488	2,803	2,471	2,731

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$25.76	$22.76	$25.51	$23.80	$18.53	$17.53	$18.94	$15.68	$11.44	$19.11
End of period	$27.74	$25.76	$22.76	$25.51	$23.80	$18.53	$17.53	$18.94	$15.68	$11.44
Accumulation units outstanding at the end of period	126	166	211	251	253	1,144	1,159	1,175	266	270

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$25.41	$23.22	$24.10	$22.75	$16.60	$14.37	$14.85	$11.99	$9.07	$15.33
End of period	$31.16	$25.41	$23.22	$24.10	$22.75	$16.60	$14.37	$14.85	$11.99	$9.07
Accumulation units outstanding at the end of period	1,952	3,033	3,182	3,202	2,952	1,671	1,729	1,672	3,249	3,228

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$36.53	$37.03	$36.64	$33.58	$24.10	$21.13	$22.88	$18.57	$13.24	$24.29
End of period	$46.38	$36.53	$37.03	$36.64	$33.58	$24.10	$21.13	$22.88	$18.57	$13.24
Accumulation units outstanding at the end of period	343	1,047	925	957	1,292	205	207	806	808	216

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.60	$18.68	$18.95	$18.33	$19.36	$19.04	$17.66	$16.77	$16.48	$15.77
End of period	$18.70	$18.60	$18.68	$18.95	$18.33	$19.36	$19.04	$17.66	$16.77	$16.48
Accumulation units outstanding at the end of period	15,191	17,894	16,338	33,796	22,387	40,963	47,670	42,968	63,675	73,314

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.30	$9.66	$12.10	$13.02	$13.42	$11.19	$13.86	$11.59	$6.88	$14.03
End of period	$14.26	$11.30	$9.66	$12.10	$13.02	$13.42	$11.19	$13.86	$11.59	$6.88
Accumulation units outstanding at the end of period	2,992	3,816	4,555	5,555	5,930	6,884	7,248	9,105	9,112	7,684

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$13.20	$13.20	$13.47	$13.00	$13.62	$13.40	$12.74	$12.27	$11.82	$11.62
End of period	$13.35	$13.20	$13.20	$13.47	$13.00	$13.62	$13.40	$12.74	$12.27	$11.82
Accumulation units outstanding at the end of period	19,928	21,600	22,721	26,511	30,124	37,728	43,162	54,622	55,375	59,116

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$22.43	$21.54	$20.73	$19.06	$13.77	$11.37	$10.87	$9.03	$6.91	$10.25
End of period	$26.88	$22.43	$21.54	$20.73	$19.06	$13.77	$11.37	$10.87	$9.03	$6.91
Accumulation units outstanding at the end of period	589	935	8,809	956	984	995	826	836	846	859

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$8.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,851	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$31.74	$25.42	$33.76	$38.39	$31.21	$30.49	$30.09	$25.74	$21.85	$35.84
End of period	$30.22	$31.74	$25.42	$33.76	$38.39	$31.21	$30.49	$30.09	$25.74	$21.85
Accumulation units outstanding at the end of period	15,702	4,443	6,058	9,000	12,365	10,646	12,462	14,250	14,555	10,064

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$13.23	$10.87	$11.20	$10.10	$7.72	$6.24	$7.30	$6.55	$5.63	$11.63
End of period	$15.49	$13.23	$10.87	$11.20	$10.10	$7.72	$6.24	$7.30	$6.55	$5.63
Accumulation units outstanding at the end of period	2,805	389	—	350	15,034	2,473	27,691	7,755	9,625	19,719

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.60	$25.01	$23.92	$19.48	$14.09	$12.12	$11.14	$10.93	$9.21	$12.22
End of period	$28.40	$23.60	$25.01	$23.92	$19.48	$14.09	$12.12	$11.14	$10.93	$9.21
Accumulation units outstanding at the end of period	679	352	2,101	852	2,868	4,379	4,066	4,203	4,281	2,854

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	$13.56	$12.35	$12.77	$12.36	$10.18	$9.11	$9.48	$8.34	$6.79	$9.87
End of period	$15.34	$13.56	$12.35	$12.77	$12.36	$10.18	$9.11	$9.48	$8.34	$6.79
Accumulation units outstanding at the end of period	12,860	13,716	14,695	15,667	16,676	15,802	35,660	36,140	36,502	43,195

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$11.84	$10.65	$10.39	$8.78	$7.09	$6.50	$6.65	$6.04	$3.76	$6.77
End of period	$15.83	$11.84	$10.65	$10.39	$8.78	$7.09	$6.50	$6.65	$6.04	$3.76
Accumulation units outstanding at the end of period	5,939	5,240	7,926	8,499	8,671	8,580	9,610	9,830	11,743	16,535

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$15.55	$15.72	$16.20	$17.58	$14.76	$12.74	$14.80	$14.12	$11.13	$19.88
End of period	$19.08	$15.55	$15.72	$16.20	$17.58	$14.76	$12.74	$14.80	$14.12	$11.13
Accumulation units outstanding at the end of period	14,563	15,941	16,862	19,003	21,659	28,409	33,356	36,776	38,297	39,916

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$17.82	$16.19	$17.01	$15.58	$12.05	$10.41	$10.83	$9.43	$7.74	$13.73
End of period	$20.45	$17.82	$16.19	$17.01	$15.58	$12.05	$10.41	$10.83	$9.43	$7.74
Accumulation units outstanding at the end of period	118,739	141,010	167,105	183,741	202,530	255,205	266,621	293,197	325,530	385,224

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$21.83	$20.61	$20.71	$17.82	$12.87	$10.96	$10.96	$9.53	$7.24	$12.62
End of period	$28.29	$21.83	$20.61	$20.71	$17.82	$12.87	$10.96	$10.96	$9.53	$7.24
Accumulation units outstanding at the end of period	1,581	881	890	899	1,057	1,068	1,071	940	951	965

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$16.92	$15.73	$15.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.46	$16.92	$15.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	318	361	375	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$28.13	$23.87	$25.00	$23.32	$17.87	$15.54	$16.18	$13.11	$9.68	$15.80
End of period	$31.93	$28.13	$23.87	$25.00	$23.32	$17.87	$15.54	$16.18	$13.11	$9.68
Accumulation units outstanding at the end of period	13,113	14,255	15,261	17,424	21,009	27,394	32,048	39,613	40,733	41,472

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$18.28	$16.73	$16.90	$15.24	$11.80	$10.42	$10.47	$9.32	$7.54	$12.33
End of period	$21.74	$18.28	$16.73	$16.90	$15.24	$11.80	$10.42	$10.47	$9.32	$7.54
Accumulation units outstanding at the end of period	18,829	20,843	25,276	25,918	31,075	36,938	52,528	61,983	65,443	64,285

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$19.22	$14.57	$15.64	$15.41	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.44	$19.22	$14.57	$15.64	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	316	849	331	207	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$25.04	$20.28	$21.65	$21.09	$15.52	$13.65	$14.55	$11.74	$9.39	$14.71
End of period	$27.73	$25.04	$20.28	$21.65	$21.09	$15.52	$13.65	$14.55	$11.74	$9.39
Accumulation units outstanding at the end of period	16,584	17,792	18,905	21,188	24,368	31,125	37,365	45,252	47,848	46,475

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$8.89	$7.33	$7.28	$7.03	$5.92	$5.01	$5.28	$4.39	$3.56	$6.01
End of period	$9.03	$8.89	$7.33	$7.28	$7.03	$5.92	$5.01	$5.28	$4.39	$3.56
Accumulation units outstanding at the end of period	1,072	1,508	1,524	2,076	2,097	2,132	2,184	4,848	4,950	8,034

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.61	$17.59	$19.70	$17.74	$13.62	$11.77	$12.83	$10.51	$8.08	$12.88
End of period	$21.75	$19.61	$17.59	$19.70	$17.74	$13.62	$11.77	$12.83	$10.51	$8.08
Accumulation units outstanding at the end of period	18,421	19,302	21,078	22,253	26,514	28,254	32,470	34,477	35,130	36,854

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.57	$10.17	$10.50	$10.20	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.08	$10.57	$10.17	$10.50	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	883	883	883	883	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.64	$17.95	$17.63	$17.63	$14.23	$12.04	$13.36	$11.81	$8.63	$14.87
End of period	$23.56	$17.64	$17.95	$17.63	$17.63	$14.23	$12.04	$13.36	$11.81	$8.63
Accumulation units outstanding at the end of period	15,352	17,216	17,701	16,008	17,540	15,726	17,868	21,377	21,610	24,088

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.93	$12.53	$13.18	$13.01	$14.59	$13.71	$12.51	$11.83	$10.29	$10.89
End of period	$13.08	$12.93	$12.53	$13.18	$13.01	$14.59	$13.71	$12.51	$11.83	$10.29
Accumulation units outstanding at the end of period	5,136	5,293	5,585	6,063	6,195	10,051	7,209	7,741	5,482	3,714

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.94	$10.19	$10.52	$10.70	$10.45	$9.88	N/A	N/A	N/A	N/A
End of period	$11.05	$10.94	$10.19	$10.52	$10.70	$10.45	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,319	2,267	2,275	2,745	12,248	9,705	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.90	$16.45	$18.01	$18.33	$17.27	$15.07	$14.68	$12.94	$9.01	$13.26
End of period	$19.93	$18.90	$16.45	$18.01	$18.33	$17.27	$15.07	$14.68	$12.94	$9.01
Accumulation units outstanding at the end of period	2,478	11,366	7,464	8,842	11,008	9,562	8,943	9,227	9,535	5,878

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.14	$14.51	$16.08	$14.84	$10.72	$9.39	$10.33	$8.13	$5.62	N/A
End of period	$20.00	$18.14	$14.51	$16.08	$14.84	$10.72	$9.39	$10.33	$8.13	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	1,022	1,036	1,050	2,239	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.45	$14.40	$15.21	$14.65	$10.87	N/A	N/A	N/A	N/A	N/A
End of period	$21.21	$18.45	$14.40	$15.21	$14.65	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	737	1,277	737	737	737	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$28.96	$24.27	$27.09	$24.54	$17.84	$15.72	$16.91	$14.67	$10.34	$19.97
End of period	$32.67	$28.96	$24.27	$27.09	$24.54	$17.84	$15.72	$16.91	$14.67	$10.34
Accumulation units outstanding at the end of period	1,790	1,578	1,579	1,580	1,581	143	144	145	147	148

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.53	$18.05	$19.37	$17.26	$12.25	$10.74	$10.34	$9.26	N/A	N/A
End of period	$22.11	$19.53	$18.05	$19.37	$17.26	$12.25	$10.74	$10.34	N/A	N/A
Accumulation units outstanding at the end of period	5,623	9,803	10,709	6,882	7,393	7,741	5,376	5,384	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.78	$20.03	$20.18	$18.69	$13.32	$11.64	$10.74	N/A	N/A	N/A
End of period	$24.40	$20.78	$20.03	$20.18	$18.69	$13.32	$11.64	N/A	N/A	N/A
Accumulation units outstanding at the end of period	485	484	466	502	521	85	85	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$19.89	$17.22	$17.43	$15.62	$12.17	$11.00	$9.97	$8.59	$7.09	N/A
End of period	$21.85	$19.89	$17.22	$17.43	$15.62	$12.17	$11.00	$9.97	$8.59	N/A
Accumulation units outstanding at the end of period	4,186	9,153	2,511	4,028	4,186	4,987	4,684	2,544	1,395	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.77	$18.18	$21.50	$18.56	$12.62	$11.27	$10.78	N/A	N/A	N/A
End of period	$21.91	$18.77	$18.18	$21.50	$18.56	$12.62	$11.27	N/A	N/A	N/A
Accumulation units outstanding at the end of period	433	437	441	—	—	167	167	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.50	$18.74	$19.15	$18.31	$14.84	$13.06	$13.97	$12.16	$9.46	$15.85
End of period	$23.58	$19.50	$18.74	$19.15	$18.31	$14.84	$13.06	$13.97	$12.16	$9.46
Accumulation units outstanding at the end of period	12,113	12,862	15,242	21,167	15,779	15,921	35,015	10,420	10,051	8,546

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.97	$12.59	$13.04	$12.88	$12.56	$11.77	$11.63	$10.91	$9.79	$11.57
End of period	$13.60	$12.97	$12.59	$13.04	$12.88	$12.56	$11.77	$11.63	$10.91	$9.79
Accumulation units outstanding at the end of period	27,996	29,071	35,717	47,186	49,070	86,143	88,243	80,016	81,668	22,518

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.47	$18.74	$19.14	$18.46	$15.35	$13.57	$14.27	$12.53	$9.97	$15.72
End of period	$23.13	$19.47	$18.74	$19.14	$18.46	$15.35	$13.57	$14.27	$12.53	$9.97
Accumulation units outstanding at the end of period	54,264	69,348	80,095	117,668	118,287	127,824	124,163	158,317	225,079	100,763

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.54	$14.04	$14.47	$14.18	$13.09	$12.03	$12.16	$11.13	$9.56	$12.37
End of period	$15.86	$14.54	$14.04	$14.47	$14.18	$13.09	$12.03	$12.16	$11.13	$9.56
Accumulation units outstanding at the end of period	19,952	22,953	24,604	26,022	26,487	32,162	36,311	42,760	47,966	42,968

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.16	$17.53	$18.00	$17.56	$15.45	$13.84	$14.29	$12.87	$10.62	$14.93
End of period	$20.67	$18.16	$17.53	$18.00	$17.56	$15.45	$13.84	$14.29	$12.87	$10.62
Accumulation units outstanding at the end of period	256,056	269,345	325,288	348,610	396,569	404,797	422,942	440,221	404,342	251,675

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$18.06	$16.34	$18.05	$15.88	$10.67	N/A	N/A	N/A	N/A	N/A
End of period	$19.68	$18.06	$16.34	$18.05	$15.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,361	18,521	18,693	18,863	19,023	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$49.47	$49.70	$45.76	$42.90	$31.53	$27.05	$27.89	$24.35	$17.29	$30.83
End of period	$64.86	$49.47	$49.70	$45.76	$42.90	$31.53	$27.05	$27.89	$24.35	$17.29
Accumulation units outstanding at the end of period	16,373	18,385	20,569	19,183	20,872	18,742	17,912	20,292	18,838	18,997

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$78.71	$75.62	$72.39	$65.39	$48.82	$43.81	$45.31	$36.11	$25.07	$43.04
End of period	$96.13	$78.71	$75.62	$72.39	$65.39	$48.82	$43.81	$45.31	$36.11	$25.07
Accumulation units outstanding at the end of period	8,328	9,307	12,164	11,334	11,312	10,548	10,027	10,274	10,471	7,870

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.77	$9.81	$9.97	$10.12	$10.30	$10.25	$10.30	$10.20	$9.66	$10.47
End of period	$9.69	$9.77	$9.81	$9.97	$10.12	$10.30	$10.25	$10.30	$10.20	$9.66
Accumulation units outstanding at the end of period	18,154	17,923	20,292	19,838	18,732	15,033	17,851	16,127	27,449	5,524

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$24.67	$22.68	$23.55	$21.19	$15.75	$13.45	$14.00	$12.31	$9.15	$15.67
End of period	$28.73	$24.67	$22.68	$23.55	$21.19	$15.75	$13.45	$14.00	$12.31	$9.15
Accumulation units outstanding at the end of period	25,827	28,228	31,226	29,448	32,777	34,524	31,423	38,150	33,512	37,455

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$38.68	$35.57	$36.59	$33.95	$28.99	$26.84	$26.49	$24.36	$20.74	$26.67
End of period	$42.69	$38.68	$35.57	$36.59	$33.95	$28.99	$26.84	$26.49	$24.36	$20.74
Accumulation units outstanding at the end of period	2,395	2,484	2,313	1,977	1,997	8,605	8,590	9,195	9,862	1,689

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$10.68	$10.89	$11.10	$11.31	$11.53	$11.75	$11.97	$12.20	$12.42	$12.38
End of period	$10.50	$10.68	$10.89	$11.10	$11.31	$11.53	$11.75	$11.97	$12.20	$12.42
Accumulation units outstanding at the end of period	45,041	68,020	56,614	26,608	27,837	33,558	47,698	67,907	73,684	132,946

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$31.34	$28.16	$29.63	$27.12	$21.09	$18.48	$19.23	$17.24	$14.17	$21.66
End of period	$35.43	$31.34	$28.16	$29.63	$27.12	$21.09	$18.48	$19.23	$17.24	$14.17
Accumulation units outstanding at the end of period	1,416	1,428	1,440	1,452	1,464	1,477	1,492	1,606	1,919	1,538

Accumulation Unit Values
Contract with Endorsements - 1.95%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$16.17	$15.55	$16.22	$16.18	$14.49	$13.29	$13.91	$12.55	N/A	N/A
End of period	$18.14	$16.17	$15.55	$16.22	$16.18	$14.49	$13.29	$13.91	N/A	N/A
Accumulation units outstanding at the end of period	125,249	129,029	142,002	176,448	175,316	179,886	172,484	56,068	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.25	$15.92	$16.57	$16.59	$15.33	$14.10	N/A	N/A	N/A	N/A
End of period	$17.62	$16.25	$15.92	$16.57	$16.59	$15.33	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	2,099	2,119	4,843	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.64	$12.02	$12.48	$12.08	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.20	$12.64	$12.02	$12.48	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,983	14,983	14,983	4,189	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$34.83	$33.58	$35.92	$35.63	$27.85	$24.95	$26.04	N/A	N/A	N/A
End of period	$43.46	$34.83	$33.58	$35.92	$35.63	$27.85	$24.95	N/A	N/A	N/A
Accumulation units outstanding at the end of period	419	337	337	443	134	212	216	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.98	$15.64	$17.61	$17.93	$13.60	N/A	N/A	N/A	N/A	N/A
End of period	$20.68	$18.98	$15.64	$17.61	$17.93	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	664	610	614	743	422	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$17.81	$15.34	$16.18	$14.35	$11.05	$9.93	N/A	N/A	N/A	N/A
End of period	$20.36	$17.81	$15.34	$16.18	$14.35	$11.05	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	16	—	5,497	—	8,052	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$9.74	$9.71	$10.34	$10.42	$10.95	$10.55	N/A	N/A	N/A	N/A
End of period	$10.18	$9.74	$9.71	$10.34	$10.42	$10.95	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,628	836	883	901	948	1,215	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.32	$12.34	$12.59	$12.61	$10.06	$8.70	$11.01	N/A	N/A	N/A
End of period	$15.16	$12.32	$12.34	$12.59	$12.61	$10.06	$8.70	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,010	1,330	1,337	853	4,420	—	—	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$17.23	$15.82	$15.96	$14.77	$11.33	$9.88	$10.32	N/A	N/A	N/A
End of period	$20.59	$17.23	$15.82	$15.96	$14.77	$11.33	$9.88	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,828	7,141	7,290	6,812	6,110	10,149	10,306	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.03	$10.91	$11.69	$12.30	$10.36	$8.99	$10.71	N/A	N/A	N/A
End of period	$14.25	$11.03	$10.91	$11.69	$12.30	$10.36	$8.99	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,384	3,418	3,455	3,488	8,086	3,798	3,831	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.25	$11.64	$11.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.90	$12.25	$11.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,439	4,483	4,531	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.33	$10.04	$10.62	$11.80	$10.85	$9.43	$11.21	N/A	N/A	N/A
End of period	$13.06	$10.33	$10.04	$10.62	$11.80	$10.85	$9.43	N/A	N/A	N/A
Accumulation units outstanding at the end of period	518	539	561	564	5,304	802	573	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$13.10	$12.37	$12.84	$11.49	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.80	$13.10	$12.37	$12.84	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	985	1,149	1,263	6,499	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.54	$11.32	$11.70	$11.71	$10.45	$9.72	N/A	N/A	N/A	N/A
End of period	$12.88	$11.54	$11.32	$11.70	$11.71	$10.45	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	140	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.32	$6.70	$8.96	$10.66	$9.92	$10.04	$11.05	N/A	N/A	N/A
End of period	$7.92	$8.32	$6.70	$8.96	$10.66	$9.92	$10.04	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	423	311	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$38.06	$38.63	$37.08	$34.73	$25.48	$23.49	N/A	N/A	N/A	N/A
End of period	$49.88	$38.06	$38.63	$37.08	$34.73	$25.48	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	647	635	178	108	110	195	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$13.54	$12.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.59	$13.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	11	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.62	$11.85	$12.53	$14.28	$11.99	$10.44	$12.21	N/A	N/A	N/A
End of period	$14.65	$11.62	$11.85	$12.53	$14.28	$11.99	$10.44	N/A	N/A	N/A
Accumulation units outstanding at the end of period	110	110	335	241	393	622	638	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$25.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$30.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	849	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$18.10	$17.97	$18.25	$17.89	$18.63	$17.58	$17.10	$16.21	N/A	N/A
End of period	$18.71	$18.10	$17.97	$18.25	$17.89	$18.63	$17.58	$17.10	N/A	N/A
Accumulation units outstanding at the end of period	7,890	7,492	8,347	21,405	23,695	51,767	49,562	28,690	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.03	$11.83	$13.28	$14.11	$11.64	$10.12	N/A	N/A	N/A	N/A
End of period	$13.10	$12.03	$11.83	$13.28	$14.11	$11.64	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,857	2,889	2,992	3,026	12,981	7,229	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.81	$10.62	$11.54	$11.46	$9.43	$8.29	$8.57	N/A	N/A	N/A
End of period	$12.94	$11.81	$10.62	$11.54	$11.46	$9.43	$8.29	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	26,825	27,119	27,938	28,214	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$10.41	$9.59	$10.46	$10.92	$8.54	$7.14	$7.75	N/A	N/A	N/A
End of period	$12.00	$10.41	$9.59	$10.46	$10.92	$8.54	$7.14	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,049	4,085	10,107	9,903	8,822	3,722	3,785	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.67	$12.21	$13.44	$13.28	$11.87	$10.79	$10.73	$9.72	N/A	N/A
End of period	$14.74	$13.67	$12.21	$13.44	$13.28	$11.87	$10.79	$10.73	N/A	N/A
Accumulation units outstanding at the end of period	20,542	20,129	11,441	16,474	11,526	12,578	12,633	11,536	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.40	$9.70	$9.53	$10.72	$8.26	$6.62	N/A	N/A	N/A	N/A
End of period	$12.20	$9.40	$9.70	$9.53	$10.72	$8.26	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	387	77	78	793	803	323	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.92	$22.89	$23.25	$22.49	$23.18	$21.94	N/A	N/A	N/A	N/A
End of period	$23.16	$22.92	$22.89	$23.25	$22.49	$23.18	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,710	6,727	5,011	4,532	2,547	3,487	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.27	$10.54	$12.26	$13.15	$14.55	$12.36	$13.22	$11.62	N/A	N/A
End of period	$12.73	$11.27	$10.54	$12.26	$13.15	$14.55	$12.36	$13.22	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,933	1,933	2,762	2,813	3,095	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$6.71	$7.08	$7.61	$6.96	$7.27	$6.00	$8.49	N/A	N/A	N/A
End of period	$10.03	$6.71	$7.08	$7.61	$6.96	$7.27	$6.00	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	2,281	1,994	2,603	4,433	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.55	$15.48	$15.94	$14.13	$14.02	$11.14	N/A	N/A	N/A	N/A
End of period	$16.81	$15.55	$15.48	$15.94	$14.13	$14.02	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	744	751	759	766	774	781	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.04	$17.59	$18.31	$18.62	$15.96	$14.06	N/A	N/A	N/A	N/A
End of period	$20.59	$17.04	$17.59	$18.31	$18.62	$15.96	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	468	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$25.52	$22.56	$25.30	$23.61	$18.39	$17.41	N/A	N/A	N/A	N/A
End of period	$27.47	$25.52	$22.56	$25.30	$23.61	$18.39	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	796	796	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$25.22	$23.06	$23.94	$22.61	$16.50	$14.30	N/A	N/A	N/A	N/A
End of period	$30.90	$25.22	$23.06	$23.94	$22.61	$16.50	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	717	1,017	4,548	4,479	1,207	1,000	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$36.13	$36.65	$36.28	$33.27	$23.89	$20.96	N/A	N/A	N/A	N/A
End of period	$45.86	$36.13	$36.65	$36.28	$33.27	$23.89	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	374	392	4,188	4,246	2,115	436	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.40	$18.49	$18.77	$18.16	$19.19	$18.88	$17.53	N/A	N/A	N/A
End of period	$18.49	$18.40	$18.49	$18.77	$18.16	$19.19	$18.88	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	455	488	521	554	587	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.24	$9.61	$12.05	$12.97	$13.37	$11.16	$13.83	N/A	N/A	N/A
End of period	$14.18	$11.24	$9.61	$12.05	$12.97	$13.37	$11.16	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	357	361	745	898	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$22.20	$21.32	$20.53	$18.89	$13.65	$11.28	$10.79	N/A	N/A	N/A
End of period	$26.58	$22.20	$21.32	$20.53	$18.89	$13.65	$11.28	N/A	N/A	N/A
Accumulation units outstanding at the end of period	837	945	14,118	1,312	13,233	13,249	—	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$8.28	$7.67	$9.23	$9.77	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.05	$8.28	$7.67	$9.23	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,567	616	616	616	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$31.46	$25.21	$33.50	$38.11	$31.00	$30.30	$29.91	$25.61	N/A	N/A
End of period	$29.95	$31.46	$25.21	$33.50	$38.11	$31.00	$30.30	$29.91	N/A	N/A
Accumulation units outstanding at the end of period	1,445	1,402	1,455	1,156	1,677	1,991	1,870	906	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$12.93	$13.43	$13.97	$14.75	$11.51	N/A	N/A	N/A	N/A	N/A
End of period	$15.70	$12.93	$13.43	$13.97	$14.75	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	9,585	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$13.12	$10.78	$11.12	$10.03	$7.67	$6.20	$7.26	N/A	N/A	N/A
End of period	$15.35	$13.12	$10.78	$11.12	$10.03	$7.67	$6.20	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,864	476	470	1,690	1,706	2,967	2,592	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.40	$24.81	$23.73	$19.34	$14.00	N/A	N/A	N/A	N/A	N/A
End of period	$28.14	$23.40	$24.81	$23.73	$19.34	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,638	2,530	4,474	13,831	10,204	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$11.73	$10.56	$10.31	$8.72	$7.05	$6.46	$6.61	N/A	N/A	N/A
End of period	$15.69	$11.73	$10.56	$10.31	$8.72	$7.05	$6.46	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,101	6,275	2,226	487	2,068	2,914	2,447	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$15.43	$15.61	$16.09	$17.47	$14.67	$12.68	$14.74	N/A	N/A	N/A
End of period	$18.93	$15.43	$15.61	$16.09	$17.47	$14.67	$12.68	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	97	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$17.71	$16.10	$16.93	$15.50	$12.01	$10.37	$10.80	N/A	N/A	N/A
End of period	$20.31	$17.71	$16.10	$16.93	$15.50	$12.01	$10.37	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,421	5,965	5,976	4,832	4,942	2,819	2,849	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$21.70	$20.50	$20.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$28.11	$21.70	$20.50	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	848	160	162	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$16.85	$15.68	$15.23	$15.05	$13.62	$12.40	$12.88	N/A	N/A	N/A
End of period	$20.37	$16.85	$15.68	$15.23	$15.05	$13.62	$12.40	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	105	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$27.92	$23.70	$24.83	$23.18	$17.77	$15.46	$16.11	N/A	N/A	N/A
End of period	$31.67	$27.92	$23.70	$24.83	$23.18	$17.77	$15.46	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	232	236	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$18.15	$16.61	$16.80	$15.15	$11.73	$10.37	N/A	N/A	N/A	N/A
End of period	$21.56	$18.15	$16.61	$16.80	$15.15	$11.73	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,339	15,997	217	5,497	2,323	414	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$19.13	$14.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.34	$19.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,036	1,088	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$24.86	$20.13	$21.51	$20.96	$15.44	$13.59	$14.48	N/A	N/A	N/A
End of period	$27.50	$24.86	$20.13	$21.51	$20.96	$15.44	$13.59	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,039	835	844	975	985	—	—	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$8.81	$7.27	$7.22	$6.98	$5.88	$4.98	$5.25	N/A	N/A	N/A
End of period	$8.95	$8.81	$7.27	$7.22	$6.98	$5.88	$4.98	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	2,375	4,766	2,368	2,368	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.49	$17.50	$19.60	$17.67	$13.57	$11.73	$12.79	N/A	N/A	N/A
End of period	$21.61	$19.49	$17.50	$19.60	$17.67	$13.57	$11.73	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	229	246	262	279	296	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.50	$17.82	$17.51	$17.52	$14.15	$11.97	$13.30	$11.75	N/A	N/A
End of period	$23.36	$17.50	$17.82	$17.51	$17.52	$14.15	$11.97	$13.30	N/A	N/A
Accumulation units outstanding at the end of period	9,354	5,430	9,341	7,386	6,422	8,094	10,809	8,547	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.87	$12.47	$13.13	$12.96	$14.54	$13.68	$12.48	N/A	N/A	N/A
End of period	$13.01	$12.87	$12.47	$13.13	$12.96	$14.54	$13.68	N/A	N/A	N/A
Accumulation units outstanding at the end of period	989	1,397	1,805	2,120	2,547	9,004	6,540	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.91	$10.16	$10.50	$10.68	$10.44	N/A	N/A	N/A	N/A	N/A
End of period	$11.01	$10.91	$10.16	$10.50	$10.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,983	9,631	9,698	9,973	10,048	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.73	$16.32	$17.87	$18.20	$17.15	$14.98	$14.59	N/A	N/A	N/A
End of period	$19.75	$18.73	$16.32	$17.87	$18.20	$17.15	$14.98	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,239	15,979	7,096	6,168	6,212	13,489	12,327	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.06	$14.45	$16.03	$14.80	$10.70	$9.37	$10.32	N/A	N/A	N/A
End of period	$19.90	$18.06	$14.45	$16.03	$14.80	$10.70	$9.37	N/A	N/A	N/A
Accumulation units outstanding at the end of period	542	556	564	571	579	363	369	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.37	$14.35	$15.16	$14.60	$10.84	$9.24	N/A	N/A	N/A	N/A
End of period	$21.11	$18.37	$14.35	$15.16	$14.60	$10.84	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,299	1,117	—	—	—	365	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.44	$17.98	$19.30	$17.21	$12.22	$10.72	$10.32	$9.25	N/A	N/A
End of period	$22.00	$19.44	$17.98	$19.30	$17.21	$12.22	$10.72	$10.32	N/A	N/A
Accumulation units outstanding at the end of period	15,560	19,644	23,731	22,830	22,834	20,607	27,404	27,404	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.68	$19.95	$20.10	$18.63	$13.29	N/A	N/A	N/A	N/A	N/A
End of period	$24.27	$20.68	$19.95	$20.10	$18.63	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	308	314	301	325	312	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$19.80	$17.15	$17.36	$15.57	$12.14	N/A	N/A	N/A	N/A	N/A
End of period	$21.74	$19.80	$17.15	$17.36	$15.57	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	319	15,153	367	7,139	22,925	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.69	$18.10	$21.42	$18.51	$12.58	N/A	N/A	N/A	N/A	N/A
End of period	$21.80	$18.69	$18.10	$21.42	$18.51	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	327	540	518	5,091	320	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.31	$18.58	$18.99	$18.17	$14.73	$12.97	N/A	N/A	N/A	N/A
End of period	$23.35	$19.31	$18.58	$18.99	$18.17	$14.73	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,629	14,827	15,043	15,235	15,421	15,616	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.90	$12.52	$12.97	$12.83	$12.51	$11.73	$11.60	N/A	N/A	N/A
End of period	$13.51	$12.90	$12.52	$12.97	$12.83	$12.51	$11.73	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6	8	93	560	1,023	1,739	2,248	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.29	$18.57	$18.98	$18.32	$15.24	$13.47	$14.18	N/A	N/A	N/A
End of period	$22.90	$19.29	$18.57	$18.98	$18.32	$15.24	$13.47	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,667	8,667	7,550	7,550	7,550	7,550	7,550	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.45	$13.96	$14.39	$14.12	$13.04	$11.98	$12.12	N/A	N/A	N/A
End of period	$15.75	$14.45	$13.96	$14.39	$14.12	$13.04	$11.98	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,788	26,129	26,985	27,542	28,019	30,603	30,754	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.99	$17.37	$17.85	$17.42	$15.33	$13.75	$14.20	$12.79	N/A	N/A
End of period	$20.47	$17.99	$17.37	$17.85	$17.42	$15.33	$13.75	$14.20	N/A	N/A
Accumulation units outstanding at the end of period	16,771	17,061	16,885	16,013	16,256	19,528	18,605	18,023	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$17.98	$16.28	$17.99	$15.83	$10.64	N/A	N/A	N/A	N/A	N/A
End of period	$19.58	$17.98	$16.28	$17.99	$15.83	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	358	502	505	651	375	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$48.93	$49.19	$45.31	$42.50	$31.25	$26.82	$27.67	N/A	N/A	N/A
End of period	$64.13	$48.93	$49.19	$45.31	$42.50	$31.25	$26.82	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,188	1,992	5,968	5,300	2,232	4,428	4,681	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$77.86	$74.84	$71.68	$64.78	$48.39	$43.44	$44.95	$35.85	N/A	N/A
End of period	$95.04	$77.86	$74.84	$71.68	$64.78	$48.39	$43.44	$44.95	N/A	N/A
Accumulation units outstanding at the end of period	2,192	2,307	2,441	2,560	2,652	2,349	2,378	1,790	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.71	$9.77	$9.93	$10.08	$10.27	$10.22	N/A	N/A	N/A	N/A
End of period	$9.64	$9.71	$9.77	$9.93	$10.08	$10.27	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	279	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$24.46	$22.50	$23.38	$21.05	$15.65	$13.38	$13.93	N/A	N/A	N/A
End of period	$28.48	$24.46	$22.50	$23.38	$21.05	$15.65	$13.38	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,875	7,404	8,095	8,284	2,658	8,460	8,937	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$38.27	$35.21	$36.24	$33.63	$28.74	$26.62	N/A	N/A	N/A	N/A
End of period	$42.22	$38.27	$35.21	$36.24	$33.63	$28.74	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,552	1,569	1,616	1,634	1,650	1,666	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$10.57	$10.78	$10.99	$11.21	$11.43	$11.65	$11.88	N/A	N/A	N/A
End of period	$10.38	$10.57	$10.78	$10.99	$11.21	$11.43	$11.65	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	3,862	6,381	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.00%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$17.60	$16.01	$16.84	$15.43	$11.96	$10.33	$10.76	$9.38	$7.71	$13.68
End of period	$20.18	$17.60	$16.01	$16.84	$15.43	$11.96	$10.33	$10.76	$9.38	$7.71
Accumulation units outstanding at the end of period	—	—	—	—	—	1,545	1,545	1,829	2,377	2,377

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$48.41	$48.69	$44.87	$42.11	$30.98	$26.60	$27.46	$23.99	$17.06	$30.45
End of period	$63.40	$48.41	$48.69	$44.87	$42.11	$30.98	$26.60	$27.46	$23.99	$17.06
Accumulation units outstanding at the end of period	—	—	—	—	—	707	707	837	1,088	1,088

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$77.02	$74.07	$70.98	$64.18	$47.96	$43.08	$44.60	$35.59	$24.73	$42.50
End of period	$93.97	$77.02	$74.07	$70.98	$64.18	$47.96	$43.08	$44.60	$35.59	$24.73
Accumulation units outstanding at the end of period	—	—	—	—	—	537	537	635	826	826

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$24.26	$22.33	$23.21	$20.91	$15.55	$13.30	$13.85	$12.20	$9.08	$15.55
End of period	$28.23	$24.26	$22.33	$23.21	$20.91	$15.55	$13.30	$13.85	$12.20	$9.08
Accumulation units outstanding at the end of period	—	—	—	—	—	1,321	1,321	1,564	2,032	2,032

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.045%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.15	$11.53	$12.01	$11.66	$9.70	$8.67	$8.93	N/A	N/A	N/A
End of period	$14.12	$12.15	$11.53	$12.01	$11.66	$9.70	$8.67	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	2,306	2,136	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.53	$11.92	$12.39	$12.00	$10.46	$9.42	$9.55	N/A	N/A	N/A
End of period	$14.06	$12.53	$11.92	$12.39	$12.00	$10.46	$9.42	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,646	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$34.16	$32.97	$35.30	$35.05	$27.42	$24.59	$25.69	$19.33	$14.56	$24.08
End of period	$42.59	$34.16	$32.97	$35.30	$35.05	$27.42	$24.59	$25.69	$19.33	$14.56
Accumulation units outstanding at the end of period	—	—	—	—	298	2,353	3,772	4,407	4,989	4,591

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.78	$15.48	$17.45	$17.78	$13.51	$11.72	$12.30	$9.90	$7.56	$11.54
End of period	$20.43	$18.78	$15.48	$17.45	$17.78	$13.51	$11.72	$12.30	$9.90	$7.56
Accumulation units outstanding at the end of period	—	—	—	—	591	660	797	153	183	198

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$12.71	$12.27	$12.71	$12.91	$11.40	$10.29	$11.03	$10.33	$8.61	N/A
End of period	$14.53	$12.71	$12.27	$12.71	$12.91	$11.40	$10.29	$11.03	$10.33	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	4,433	4,454	5,905	5,528	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$17.70	$15.26	$16.11	$14.30	$11.02	$9.92	N/A	N/A	N/A	N/A
End of period	$20.22	$17.70	$15.26	$16.11	$14.30	$11.02	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	780	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$9.68	$9.66	$10.29	$10.38	$10.92	$10.54	$10.31	N/A	N/A	N/A
End of period	$10.11	$9.68	$9.66	$10.29	$10.38	$10.92	$10.54	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,123	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.24	$12.28	$12.54	$12.57	$10.03	$8.68	N/A	N/A	N/A	N/A
End of period	$15.05	$12.24	$12.28	$12.54	$12.57	$10.03	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	822	518	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$12.98	$12.27	$12.74	$11.42	$8.68	$7.41	$8.46	$7.95	$6.50	$10.64
End of period	$15.64	$12.98	$12.27	$12.74	$11.42	$8.68	$7.41	$8.46	$7.95	$6.50
Accumulation units outstanding at the end of period	—	—	—	—	948	—	389	1,645	716	467

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.24	$6.65	$8.90	$10.59	$9.87	$9.99	$11.01	$9.57	$6.51	$13.63
End of period	$7.84	$8.24	$6.65	$8.90	$10.59	$9.87	$9.99	$11.01	$9.57	$6.51
Accumulation units outstanding at the end of period	—	—	—	—	—	5,173	4,633	6,118	6,638	4,450

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$37.29	$37.88	$36.40	$34.11	$25.05	N/A	N/A	N/A	N/A	N/A
End of period	$48.82	$37.29	$37.88	$36.40	$34.11	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	318	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.42	$11.65	$12.33	$14.07	$11.82	$10.30	$12.06	$11.44	$8.97	$16.50
End of period	$14.37	$11.42	$11.65	$12.33	$14.07	$11.82	$10.30	$12.06	$11.44	$8.97
Accumulation units outstanding at the end of period	—	—	—	—	—	431	1,229	4,233	4,104	4,630

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$25.39	$22.72	$23.69	$22.02	$16.63	$14.93	$15.36	$14.02	N/A	N/A
End of period	$29.90	$25.39	$22.72	$23.69	$22.02	$16.63	$14.93	$15.36	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	485	315	—	530	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$17.78	$17.66	$17.96	$17.63	$18.37	$17.35	$16.89	$16.03	$14.17	$14.40
End of period	$18.36	$17.78	$17.66	$17.96	$17.63	$18.37	$17.35	$16.89	$16.03	$14.17
Accumulation units outstanding at the end of period	—	—	—	—	—	7,641	12,399	15,038	21,405	21,191

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$11.95	$11.76	$13.21	$14.05	$11.60	$10.10	$11.14	N/A	N/A	N/A
End of period	$13.00	$11.95	$11.76	$13.21	$14.05	$11.60	$10.10	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	729	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.70	$10.53	$11.45	$11.38	$9.37	$8.25	$8.54	$7.89	$6.19	$9.89
End of period	$12.81	$11.70	$10.53	$11.45	$11.38	$9.37	$8.25	$8.54	$7.89	$6.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	5,132	6,368	6,710	13,646

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$10.31	$9.51	$10.38	$10.85	$8.49	$7.10	$7.72	$7.36	$5.74	$9.87
End of period	$11.87	$10.31	$9.51	$10.38	$10.85	$8.49	$7.10	$7.72	$7.36	$5.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,116	2,891	6,208	7,021

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.53	$12.10	$13.33	$13.19	$11.80	$10.73	$10.68	$9.69	$7.44	$10.81
End of period	$14.57	$13.53	$12.10	$13.33	$13.19	$11.80	$10.73	$10.68	$9.69	$7.44
Accumulation units outstanding at the end of period	—	—	—	—	—	9,057	14,823	10,795	12,539	13,965

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$12.29	$10.84	$11.61	$11.04	$8.79	N/A	N/A	N/A	N/A	N/A
End of period	$13.02	$12.29	$10.84	$11.61	$11.04	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	948	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.45	$22.44	$22.82	$22.10	$22.79	$21.59	$20.74	$19.67	$17.58	$18.93
End of period	$22.66	$22.45	$22.44	$22.82	$22.10	$22.79	$21.59	$20.74	$19.67	$17.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,958	3,746	7,788	7,372

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.19	$10.47	$12.19	$13.09	$14.49	$12.32	$13.19	N/A	N/A	N/A
End of period	$12.61	$11.19	$10.47	$12.19	$13.09	$14.49	$12.32	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	241	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$6.65	$7.03	$7.56	$6.92	$7.24	$5.98	$8.47	$7.39	$4.14	N/A
End of period	$9.93	$6.65	$7.03	$7.56	$6.92	$7.24	$5.98	$8.47	$7.39	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	7,766	6,201	9,056	8,753	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.38	$15.32	$15.79	$14.01	$13.92	$11.07	$12.06	$10.50	$8.09	$12.84
End of period	$16.60	$15.38	$15.32	$15.79	$14.01	$13.92	$11.07	$12.06	$10.50	$8.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	249	1,358	724	694

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.70	$17.24	$17.97	$18.29	$15.69	$13.84	$15.17	$13.78	$10.27	$17.75
End of period	$20.15	$16.70	$17.24	$17.97	$18.29	$15.69	$13.84	$15.17	$13.78	$10.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,977	4,891	5,056	5,070

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$25.07	$22.18	$24.89	$23.26	$18.13	$17.18	$18.59	$15.41	N/A	N/A
End of period	$26.95	$25.07	$22.18	$24.89	$23.26	$18.13	$17.18	$18.59	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	451	267	—	447	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$24.86	$22.75	$23.64	$22.35	$16.33	$14.16	$14.65	$11.85	$8.97	$15.20
End of period	$30.43	$24.86	$22.75	$23.64	$22.35	$16.33	$14.16	$14.65	$11.85	$8.97
Accumulation units outstanding at the end of period	—	—	—	—	482	317	293	1,303	830	738

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$35.40	$35.94	$35.61	$32.69	$23.49	$20.63	$22.37	$18.18	$12.98	$23.85
End of period	$44.88	$35.40	$35.94	$35.61	$32.69	$23.49	$20.63	$22.37	$18.18	$12.98
Accumulation units outstanding at the end of period	—	—	—	—	328	579	367	294	729	326

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.02	$18.13	$18.42	$17.84	$18.87	$18.58	$17.27	$16.42	$16.16	$15.48
End of period	$18.10	$18.02	$18.13	$18.42	$17.84	$18.87	$18.58	$17.27	$16.42	$16.16
Accumulation units outstanding at the end of period	—	—	—	—	—	1,914	4,959	3,144	6,394	6,327

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.13	$9.52	$11.95	$12.88	$13.29	$11.10	$13.77	$11.53	$6.85	$14.00
End of period	$14.02	$11.13	$9.52	$11.95	$12.88	$13.29	$11.10	$13.77	$11.53	$6.85
Accumulation units outstanding at the end of period	—	—	—	—	—	3,995	4,644	8,024	9,385	5,396

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$12.92	$12.94	$13.22	$12.78	$13.41	$13.21	$12.58	$12.13	$11.70	$11.52
End of period	$13.04	$12.92	$12.94	$13.22	$12.78	$13.41	$13.21	$12.58	$12.13	$11.70
Accumulation units outstanding at the end of period	—	—	—	—	—	396	3,641	5,015	8,884	8,191

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$21.83	$20.98	$20.23	$18.63	$13.47	$11.14	$10.67	$8.87	$6.80	$10.11
End of period	$26.11	$21.83	$20.98	$20.23	$18.63	$13.47	$11.14	$10.67	$8.87	$6.80
Accumulation units outstanding at the end of period	—	—	—	—	—	724	730	149	158	163

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$30.94	$24.82	$33.02	$37.59	$30.61	$29.94	$29.59	$25.36	$21.55	$35.40
End of period	$29.43	$30.94	$24.82	$33.02	$37.59	$30.61	$29.94	$29.59	$25.36	$21.55
Accumulation units outstanding at the end of period	—	—	—	—	—	341	318	346	358	—

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$12.83	$13.34	$13.89	$14.68	$11.47	$10.77	$11.87	$11.86	N/A	N/A
End of period	$15.56	$12.83	$13.34	$13.89	$14.68	$11.47	$10.77	$11.87	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$12.90	$10.61	$10.95	$9.89	$7.57	$6.13	$7.18	$6.45	$5.55	$11.49
End of period	$15.09	$12.90	$10.61	$10.95	$9.89	$7.57	$6.13	$7.18	$6.45	$5.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,502	2,567	2,717	1,411

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.02	$24.42	$23.39	$19.08	$13.82	$11.90	$10.95	$10.76	$9.08	$12.07
End of period	$27.65	$23.02	$24.42	$23.39	$19.08	$13.82	$11.90	$10.95	$10.76	$9.08
Accumulation units outstanding at the end of period	—	—	—	—	556	—	402	2,183	2,901	2,008

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	$13.37	$12.19	$12.63	$12.24	$10.10	$9.05	$9.43	$8.31	N/A	N/A
End of period	$15.11	$13.37	$12.19	$12.63	$12.24	$10.10	$9.05	$9.43	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	3,376	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$11.54	$10.39	$10.16	$8.60	$6.95	$6.38	$6.54	$5.95	$3.71	$6.69
End of period	$15.41	$11.54	$10.39	$10.16	$8.60	$6.95	$6.38	$6.54	$5.95	$3.71
Accumulation units outstanding at the end of period	—	—	—	—	1,271	1,185	1,676	2,238	2,333	555

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$15.22	$15.41	$15.90	$17.28	$14.52	$12.56	$14.61	$13.96	$11.02	$19.71
End of period	$18.64	$15.22	$15.41	$15.90	$17.28	$14.52	$12.56	$14.61	$13.96	$11.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,698	3,291	3,502	3,249

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$17.51	$15.93	$16.76	$15.37	$11.91	$10.30	$10.73	$9.36	$7.69	$13.66
End of period	$20.06	$17.51	$15.93	$16.76	$15.37	$11.91	$10.30	$10.73	$9.36	$7.69
Accumulation units outstanding at the end of period	—	—	—	—	—	3,026	13,653	55,632	68,846	72,232

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$21.45	$20.28	$20.40	$17.58	$12.72	$10.85	$10.86	$9.46	$7.20	$12.56
End of period	$27.76	$21.45	$20.28	$20.40	$17.58	$12.72	$10.85	$10.86	$9.46	$7.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	190	192	194	357

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$27.53	$23.39	$24.53	$22.92	$17.59	$15.31	$15.97	$12.95	$9.58	$15.66
End of period	$31.20	$27.53	$23.39	$24.53	$22.92	$17.59	$15.31	$15.97	$12.95	$9.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	800	1,138	1,257	1,346

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.89	$16.40	$16.59	$14.97	$11.61	$10.27	$10.33	$9.22	$7.47	$12.22
End of period	$21.24	$17.89	$16.40	$16.59	$14.97	$11.61	$10.27	$10.33	$9.22	$7.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	3,340	4,465	4,642	4,727

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$18.95	$14.39	$15.47	$15.26	$11.38	$10.20	$11.28	$9.53	N/A	N/A
End of period	$18.16	$18.95	$14.39	$15.47	$15.26	$11.38	$10.20	$11.28	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$24.50	$19.87	$21.25	$20.72	$15.28	$13.46	$14.36	$11.60	$9.30	$14.58
End of period	$27.09	$24.50	$19.87	$21.25	$20.72	$15.28	$13.46	$14.36	$11.60	$9.30
Accumulation units outstanding at the end of period	—	—	—	—	507	—	3,761	4,101	5,278	3,529

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$8.66	$7.16	$7.11	$6.88	$5.80	N/A	N/A	N/A	N/A	N/A
End of period	$8.79	$8.66	$7.16	$7.11	$6.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	1,503	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.28	$17.32	$19.42	$17.52	$13.47	$11.65	$12.73	$10.44	$8.03	$12.83
End of period	$21.35	$19.28	$17.32	$19.42	$17.52	$13.47	$11.65	$12.73	$10.44	$8.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	414	473	1,279	580

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.23	$17.57	$17.28	$17.31	$13.99	$11.85	$13.17	$11.65	$8.53	$14.73
End of period	$22.99	$17.23	$17.57	$17.28	$17.31	$13.99	$11.85	$13.17	$11.65	$8.53
Accumulation units outstanding at the end of period	—	—	—	—	—	400	3,364	6,565	6,799	7,063

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.75	$12.37	$13.03	$12.87	$14.46	$13.61	$12.44	$11.78	$10.26	$10.88
End of period	$12.88	$12.75	$12.37	$13.03	$12.87	$14.46	$13.61	$12.44	$11.78	$10.26
Accumulation units outstanding at the end of period	—	—	—	—	—	3,978	5,611	5,366	9,411	10,406

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.40	$16.05	$17.59	$17.93	$16.91	$14.79	$14.42	$12.73	$8.88	$13.09
End of period	$19.38	$18.40	$16.05	$17.59	$17.93	$16.91	$14.79	$14.42	$12.73	$8.88
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,832	4,852	5,639	6,583

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.91	$14.35	$15.93	$14.72	$10.65	$9.34	$10.29	N/A	N/A	N/A
End of period	$19.72	$17.91	$14.35	$15.93	$14.72	$10.65	$9.34	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	743	815	822	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.22	$14.24	$15.06	$14.52	$10.79	$9.20	$10.21	$8.16	N/A	N/A
End of period	$20.91	$18.22	$14.24	$15.06	$14.52	$10.79	$9.20	$10.21	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	746	—	—	253	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.28	$17.84	$19.18	$17.11	$12.16	$10.68	$10.29	$9.23	$6.64	N/A
End of period	$21.79	$19.28	$17.84	$19.18	$17.11	$12.16	$10.68	$10.29	$9.23	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	7,523	11,449	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$19.63	$17.01	$17.25	$15.48	$12.08	$10.93	$9.93	N/A	N/A	N/A
End of period	$21.53	$19.63	$17.01	$17.25	$15.48	$12.08	$10.93	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	491	387	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.53	$17.96	$21.28	$18.40	$12.52	$11.20	$10.73	N/A	N/A	N/A
End of period	$21.59	$18.53	$17.96	$21.28	$18.40	$12.52	$11.20	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	278	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.97	$18.27	$18.69	$17.90	$14.53	$12.80	$13.72	$11.96	$9.32	$15.63
End of period	$22.91	$18.97	$18.27	$18.69	$17.90	$14.53	$12.80	$13.72	$11.96	$9.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	11,478	11,610	11,519	11,697

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.75	$12.39	$12.84	$12.71	$12.41	$11.65	$11.53	$10.83	$9.73	$11.52
End of period	$13.34	$12.75	$12.39	$12.84	$12.71	$12.41	$11.65	$11.53	$10.83	$9.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,441	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.95	$18.26	$18.68	$18.05	$15.03	$13.30	$14.01	$12.32	$9.82	$15.50
End of period	$22.48	$18.95	$18.26	$18.68	$18.05	$15.03	$13.30	$14.01	$12.32	$9.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	5,196	5,267	5,345

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.28	$13.81	$14.26	$13.99	$12.93	$11.90	$12.05	$11.05	$9.50	$12.32
End of period	$15.56	$14.28	$13.81	$14.26	$13.99	$12.93	$11.90	$12.05	$11.05	$9.50
Accumulation units outstanding at the end of period	—	—	—	—	3,763	5,293	6,435	12,869	13,048	4,539

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.68	$17.09	$17.57	$17.16	$15.12	$13.57	$14.03	$12.65	$10.46	$14.72
End of period	$20.09	$17.68	$17.09	$17.57	$17.16	$15.12	$13.57	$14.03	$12.65	$10.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	226	3,785	3,601	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$47.93	$48.23	$44.47	$41.75	$30.73	$26.40	$27.26	$23.83	$16.95	$30.27
End of period	$62.76	$47.93	$48.23	$44.47	$41.75	$30.73	$26.40	$27.26	$23.83	$16.95
Accumulation units outstanding at the end of period	—	—	—	—	—	826	3,413	4,305	4,508	4,737

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$76.24	$73.35	$70.32	$63.61	$47.56	$42.74	$44.27	$35.34	$24.56	$42.24
End of period	$92.97	$76.24	$73.35	$70.32	$63.61	$47.56	$42.74	$44.27	$35.34	$24.56
Accumulation units outstanding at the end of period	—	—	—	—	—	1,521	1,565	1,635	1,757	1,701

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.62	$9.68	$9.85	$10.01	$10.20	$10.17	$10.23	$10.15	$9.62	$10.44
End of period	$9.53	$9.62	$9.68	$9.85	$10.01	$10.20	$10.17	$10.23	$10.15	$9.62
Accumulation units outstanding at the end of period	—	—	—	—	—	3,715	4,663	1,610	1,329	1,795

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$24.08	$22.17	$23.05	$20.78	$15.46	$13.23	$13.78	$12.14	$9.04	$15.50
End of period	$28.00	$24.08	$22.17	$23.05	$20.78	$15.46	$13.23	$13.78	$12.14	$9.04
Accumulation units outstanding at the end of period	—	—	—	—	—	4,339	5,979	9,583	10,709	9,318

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$37.49	$34.52	$35.57	$33.04	$28.26	$26.20	$25.89	$23.85	$20.34	N/A
End of period	$41.32	$37.49	$34.52	$35.57	$33.04	$28.26	$26.20	$25.89	$23.85	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	2,484	3,491	1,791	1,691	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$10.35	$10.57	$10.78	$11.01	$11.23	$11.47	$11.70	$11.95	$12.17	$12.16
End of period	$10.16	$10.35	$10.57	$10.78	$11.01	$11.23	$11.47	$11.70	$11.95	$12.17
Accumulation units outstanding at the end of period	—	—	—	—	2,746	1,920	2,011	4,459	7,724	20,349

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$30.70	$27.62	$29.10	$26.68	$20.78	$18.23	$19.00	$17.05	N/A	N/A
End of period	$34.65	$30.70	$27.62	$29.10	$26.68	$20.78	$18.23	$19.00	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	432	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.05%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.14	$11.52	$12.00	$11.66	$9.70	N/A	N/A	N/A	N/A	N/A
End of period	$14.11	$12.14	$11.52	$12.00	$11.66	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	9,209	9,343	9,467	9,584	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$16.05	$15.45	$16.13	$16.11	$14.44	$13.26	N/A	N/A	N/A	N/A
End of period	$17.98	$16.05	$15.45	$16.13	$16.11	$14.44	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	7,215	55,039	7,417	7,509	7,600	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$34.13	$32.95	$35.28	$35.03	$27.40	$24.57	$25.67	$19.32	$14.55	$24.07
End of period	$42.55	$34.13	$32.95	$35.28	$35.03	$27.40	$24.57	$25.67	$19.32	$14.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	768	876	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.76	$15.47	$17.44	$17.77	$13.50	$11.72	$12.29	$9.89	$7.56	$11.54
End of period	$20.42	$18.76	$15.47	$17.44	$17.77	$13.50	$11.72	$12.29	$9.89	$7.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$12.70	$12.26	$12.71	$12.90	$11.39	$10.29	$11.03	$10.32	$8.60	$12.24
End of period	$14.52	$12.70	$12.26	$12.71	$12.90	$11.39	$10.29	$11.03	$10.32	$8.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$17.69	$15.26	$16.11	$14.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.21	$17.69	$15.26	$16.11	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	490	4,597	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$9.68	$9.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.10	$9.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	3,225	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.23	$12.27	$12.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.04	$12.23	$12.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	289	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$17.12	$15.73	$15.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.44	$17.12	$15.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	3,632	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$10.95	$10.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.13	$10.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,664	2,897	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.26	$9.98	$10.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.96	$10.26	$9.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	267	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.23	$6.64	$8.89	$10.58	$9.87	$9.99	$11.01	$9.57	$6.51	$13.63
End of period	$7.83	$8.23	$6.64	$8.89	$10.58	$9.87	$9.99	$11.01	$9.57	$6.51
Accumulation units outstanding at the end of period	—	—	271	—	—	316	283	351	367	309

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$37.24	$37.84	$36.36	$34.09	$25.03	$23.10	$23.40	$21.20	$16.05	$27.71
End of period	$48.76	$37.24	$37.84	$36.36	$34.09	$25.03	$23.10	$23.40	$21.20	$16.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.41	$11.64	$12.32	$14.06	$11.81	$10.29	$12.06	$11.44	$8.97	$16.49
End of period	$14.36	$11.41	$11.64	$12.32	$14.06	$11.81	$10.29	$12.06	$11.44	$8.97
Accumulation units outstanding at the end of period	—	—	500	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$25.36	$22.71	$23.67	$22.00	$16.61	$14.92	$15.35	$14.01	$10.68	$17.89
End of period	$29.88	$25.36	$22.71	$23.67	$22.00	$16.61	$14.92	$15.35	$14.01	$10.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$17.76	$17.65	$17.94	$17.61	$18.36	$17.34	$16.88	$16.02	$14.16	$14.40
End of period	$18.34	$17.76	$17.65	$17.94	$17.61	$18.36	$17.34	$16.88	$16.02	$14.16
Accumulation units outstanding at the end of period	11,910	11,198	12,371	12,897	13,205	11,714	5,301	6,328	6,313	6,808

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$10.30	$9.51	$10.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.87	$10.30	$9.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	692	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.52	$12.10	$13.33	$13.18	$11.80	$10.73	$10.68	$9.69	$7.44	$10.81
End of period	$14.57	$13.52	$12.10	$13.33	$13.18	$11.80	$10.73	$10.68	$9.69	$7.44
Accumulation units outstanding at the end of period	4,209	4,655	5,115	6,950	6,020	6,927	8,045	7,497	7,561	7,643

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$12.29	$10.84	$11.61	$11.04	$8.78	N/A	N/A	N/A	N/A	N/A
End of period	$13.01	$12.29	$10.84	$11.61	$11.04	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	626	—	5,982	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.43	$22.42	$22.80	$22.08	$22.78	$21.57	$20.72	$19.65	$17.57	$18.92
End of period	$22.64	$22.43	$22.42	$22.80	$22.08	$22.78	$21.57	$20.72	$19.65	$17.57
Accumulation units outstanding at the end of period	2,173	2,403	2,641	2,871	3,108	3,569	3,858	3,854	3,870	3,972

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.37	$15.32	$15.79	$14.01	$13.91	$11.07	$12.05	$10.50	$8.09	$12.84
End of period	$16.59	$15.37	$15.32	$15.79	$14.01	$13.91	$11.07	$12.05	$10.50	$8.09
Accumulation units outstanding at the end of period	—	—	207	—	—	237	253	293	345	323

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.68	$17.23	$17.95	$18.28	$15.68	$13.83	$15.16	$13.77	$10.26	$17.74
End of period	$20.13	$16.68	$17.23	$17.95	$18.28	$15.68	$13.83	$15.16	$13.77	$10.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$25.04	$22.16	$24.87	$23.24	$18.12	$17.17	$18.57	$15.41	$11.26	$18.83
End of period	$26.93	$25.04	$22.16	$24.87	$23.24	$18.12	$17.17	$18.57	$15.41	$11.26
Accumulation units outstanding at the end of period	—	—	303	—	—	—	—	—	—	941

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$24.84	$22.73	$23.63	$22.33	$16.32	$14.16	$14.65	$11.85	$8.97	$15.19
End of period	$30.41	$24.84	$22.73	$23.63	$22.33	$16.32	$14.16	$14.65	$11.85	$8.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$35.36	$35.91	$35.58	$32.66	$23.47	$20.61	$22.35	$18.17	$12.97	$23.83
End of period	$44.83	$35.36	$35.91	$35.58	$32.66	$23.47	$20.61	$22.35	$18.17	$12.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.00	$18.11	$18.40	$17.82	$18.85	$18.57	$17.26	$16.41	$16.15	$15.47
End of period	$18.08	$18.00	$18.11	$18.40	$17.82	$18.85	$18.57	$17.26	$16.41	$16.15
Accumulation units outstanding at the end of period	—	—	—	—	—	523	609	598	627	868

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.12	$9.52	$11.95	$12.87	$13.28	$11.09	$13.77	$11.53	$6.85	$14.00
End of period	$14.01	$11.12	$9.52	$11.95	$12.87	$13.28	$11.09	$13.77	$11.53	$6.85
Accumulation units outstanding at the end of period	—	—	—	—	—	258	240	1,587	1,702	322

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$12.91	$12.93	$13.21	$12.77	$13.40	$13.20	$12.57	$12.12	$11.70	$11.52
End of period	$13.03	$12.91	$12.93	$13.21	$12.77	$13.40	$13.20	$12.57	$12.12	$11.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$21.81	$20.97	$20.21	$18.62	$13.47	$11.13	N/A	N/A	N/A	N/A
End of period	$26.09	$21.81	$20.97	$20.21	$18.62	$13.47	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	3,071	—	3,495	3,495	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$8.24	$7.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.98	$8.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,834	1,900	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$30.91	$24.80	$32.98	$37.55	$30.58	$29.91	$29.56	$25.34	$21.54	$35.38
End of period	$29.39	$30.91	$24.80	$32.98	$37.55	$30.58	$29.91	$29.56	$25.34	$21.54
Accumulation units outstanding at the end of period	—	—	—	—	—	101	95	782	749	874

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$12.89	$10.60	$10.94	$9.88	$7.56	$6.12	$7.17	$6.45	$5.55	$11.48
End of period	$15.07	$12.89	$10.60	$10.94	$9.88	$7.56	$6.12	$7.17	$6.45	$5.55
Accumulation units outstanding at the end of period	1,447	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.99	$24.39	$23.36	$19.06	$13.81	$11.89	$10.94	$10.75	$9.07	$12.06
End of period	$27.62	$22.99	$24.39	$23.36	$19.06	$13.81	$11.89	$10.94	$10.75	$9.07
Accumulation units outstanding at the end of period	198	—	403	8,115	1,585	228	266	317	315	367

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$11.53	$10.38	$10.15	$8.59	$6.95	$6.38	$6.53	$5.95	$3.70	$6.68
End of period	$15.39	$11.53	$10.38	$10.15	$8.59	$6.95	$6.38	$6.53	$5.95	$3.70
Accumulation units outstanding at the end of period	966	407	—	—	—	—	—	—	—	—

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$15.21	$15.40	$15.89	$17.27	$14.52	$12.55	$14.60	$13.96	$11.02	$19.71
End of period	$18.63	$15.21	$15.40	$15.89	$17.27	$14.52	$12.55	$14.60	$13.96	$11.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,234	1,125	—

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$17.50	$15.92	$16.75	$15.36	$11.91	$10.30	$10.73	$9.35	$7.69	$13.66
End of period	$20.04	$17.50	$15.92	$16.75	$15.36	$11.91	$10.30	$10.73	$9.35	$7.69
Accumulation units outstanding at the end of period	10,641	20,461	21,376	22,245	22,545	24,790	40,699	41,684	42,146	44,131

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$21.43	$20.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$27.74	$21.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,846	1,551	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$27.51	$23.37	$24.51	$22.91	$17.58	$15.31	$15.97	$12.95	$9.58	$15.66
End of period	$31.17	$27.51	$23.37	$24.51	$22.91	$17.58	$15.31	$15.97	$12.95	$9.58
Accumulation units outstanding at the end of period	1,790	1,947	—	—	—	—	—	1,198	1,273	—

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.88	$16.38	$16.58	$14.97	$11.60	$10.27	$10.33	$9.21	$7.46	$12.22
End of period	$21.22	$17.88	$16.38	$16.58	$14.97	$11.60	$10.27	$10.33	$9.21	$7.46
Accumulation units outstanding at the end of period	3,542	3,853	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$18.94	$14.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.15	$18.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	258	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$24.49	$19.86	$21.24	$20.71	$15.27	$13.45	$14.35	$11.60	$9.29	$14.58
End of period	$27.07	$24.49	$19.86	$21.24	$20.71	$15.27	$13.45	$14.35	$11.60	$9.29
Accumulation units outstanding at the end of period	2,551	2,775	2,977	3,152	3,175	—	—	—	—	1,223

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$8.66	$7.15	$7.11	$6.87	$5.80	$4.92	$5.19	$4.32	$3.51	$5.94
End of period	$8.78	$8.66	$7.15	$7.11	$6.87	$5.80	$4.92	$5.19	$4.32	$3.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.27	$17.32	$19.41	$17.51	$13.47	$11.65	$12.72	$10.44	$8.03	$12.83
End of period	$21.34	$19.27	$17.32	$19.41	$17.51	$13.47	$11.65	$12.72	$10.44	$8.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.23	$17.56	$17.27	$17.30	$13.99	$11.84	$13.17	$11.65	$8.53	$14.72
End of period	$22.98	$17.23	$17.56	$17.27	$17.30	$13.99	$11.84	$13.17	$11.65	$8.53
Accumulation units outstanding at the end of period	—	—	524	—	—	—	—	—	—	1,437

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	$10.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,690	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.74	$12.36	$13.02	$12.87	$14.46	$13.61	$12.43	$11.78	$10.26	$10.87
End of period	$12.87	$12.74	$12.36	$13.02	$12.87	$14.46	$13.61	$12.43	$11.78	$10.26
Accumulation units outstanding at the end of period	—	—	380	—	—	693	1,285	855	918	1,185

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.84	$10.11	$10.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.93	$10.84	$10.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,873	3,125	11,795	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.38	$16.03	$17.57	$17.91	$16.90	$14.77	$14.41	$12.72	$8.87	$13.08
End of period	$19.36	$18.38	$16.03	$17.57	$17.91	$16.90	$14.77	$14.41	$12.72	$8.87
Accumulation units outstanding at the end of period	—	2,087	—	—	—	1,512	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	$15.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,941	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.27	$17.83	$19.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.78	$19.27	$17.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,058	3,233	3,448	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$19.62	$17.01	$17.24	$15.48	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.52	$19.62	$17.01	$17.24	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,163	—	576	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.52	$17.96	$21.27	$18.39	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.58	$18.52	$17.96	$21.27	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	609	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.96	$18.25	$18.67	$17.88	$14.51	$12.79	$13.71	$11.95	$9.31	$15.62
End of period	$22.89	$18.96	$18.25	$18.67	$17.88	$14.51	$12.79	$13.71	$11.95	$9.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.74	$12.38	$12.84	$12.71	$12.41	$11.65	$11.53	$10.82	$9.73	$11.52
End of period	$13.34	$12.74	$12.38	$12.84	$12.71	$12.41	$11.65	$11.53	$10.82	$9.73
Accumulation units outstanding at the end of period	10,994	11,801	12,630	13,396	13,396	9,946	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.93	$18.25	$18.66	$18.03	$15.02	$13.29	$14.00	$12.31	$9.81	$15.49
End of period	$22.46	$18.93	$18.25	$18.66	$18.03	$15.02	$13.29	$14.00	$12.31	$9.81
Accumulation units outstanding at the end of period	—	—	2,703	—	—	—	—	1,322	1,299	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.27	$13.80	$14.25	$13.99	$12.93	$11.90	$12.04	$11.04	$9.50	$12.31
End of period	$15.55	$14.27	$13.80	$14.25	$13.99	$12.93	$11.90	$12.04	$11.04	$9.50
Accumulation units outstanding at the end of period	3,484	3,484	3,486	3,486	3,489	3,491	3,493	3,496	3,498	3,502

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.66	$17.07	$17.56	$17.15	$15.11	$13.56	$14.02	$12.64	$10.45	$14.72
End of period	$20.07	$17.66	$17.07	$17.56	$17.15	$15.11	$13.56	$14.02	$12.64	$10.45
Accumulation units outstanding at the end of period	3,030	3,030	8,963	3,032	3,032	3,034	3,036	3,038	3,040	3,044

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$17.82	$16.15	$17.86	$15.73	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.38	$17.82	$16.15	$17.86	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	284	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$47.88	$48.19	$44.43	$41.72	$30.71	$26.38	$27.24	$23.82	$16.94	$30.25
End of period	$62.69	$47.88	$48.19	$44.43	$41.72	$30.71	$26.38	$27.24	$23.82	$16.94
Accumulation units outstanding at the end of period	473	—	4,118	—	3,302	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$76.19	$73.31	$70.28	$63.58	$47.54	$42.73	$44.25	$35.33	$24.56	$42.23
End of period	$92.91	$76.19	$73.31	$70.28	$63.58	$47.54	$42.73	$44.25	$35.33	$24.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	431	461	495

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.61	$9.67	$9.84	$10.00	$10.20	N/A	N/A	N/A	N/A	N/A
End of period	$9.52	$9.61	$9.67	$9.84	$10.00	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,565	7,047	7,542	7,999	7,999	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$24.06	$22.15	$23.04	$20.76	$15.46	$13.22	$13.78	$12.14	$9.04	$15.49
End of period	$27.98	$24.06	$22.15	$23.04	$20.76	$15.46	$13.22	$13.78	$12.14	$9.04
Accumulation units outstanding at the end of period	—	—	—	5,918	3,463	—	—	—	—	—

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$37.45	$34.49	$35.53	$33.01	$28.24	$26.18	$25.87	$23.83	$20.32	$26.17
End of period	$41.27	$37.45	$34.49	$35.53	$33.01	$28.24	$26.18	$25.87	$23.83	$20.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	481	710	667	740

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$10.34	$10.56	$10.78	$11.00	$11.23	$11.46	$11.69	$11.94	$12.17	$12.15
End of period	$10.15	$10.34	$10.56	$10.78	$11.00	$11.23	$11.46	$11.69	$11.94	$12.17
Accumulation units outstanding at the end of period	—	—	—	—	—	16,564	16,564	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$30.68	$27.61	$29.09	$26.67	$20.77	$18.22	$18.99	$17.05	$14.04	$21.49
End of period	$34.63	$30.68	$27.61	$29.09	$26.67	$20.77	$18.22	$18.99	$17.05	$14.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	997	933	—

Accumulation Unit Values
Contract with Endorsements - 2.095%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$33.81	$32.65	$34.98	$34.75	$27.19	$24.40	N/A	N/A	N/A	N/A
End of period	$42.13	$33.81	$32.65	$34.98	$34.75	$27.19	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	137	—	106	140	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.67	$15.40	$17.37	$17.71	$13.46	$11.68	$12.26	N/A	N/A	N/A
End of period	$20.30	$18.67	$15.40	$17.37	$17.71	$13.46	$11.68	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,953	1,982	2,013	2,049	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$17.64	$15.22	$16.07	$14.27	$11.01	$9.91	$10.25	N/A	N/A	N/A
End of period	$20.14	$17.64	$15.22	$16.07	$14.27	$11.01	$9.91	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	2,746	2,939	3,060	3,207	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$9.65	$9.63	$10.27	$10.36	$10.90	$10.53	$10.31	N/A	N/A	N/A
End of period	$10.07	$9.65	$9.63	$10.27	$10.36	$10.90	$10.53	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	6,125	6,017	5,939	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.20	$12.24	$12.51	$12.55	$10.02	$8.68	$11.00	N/A	N/A	N/A
End of period	$15.00	$12.20	$12.24	$12.51	$12.55	$10.02	$8.68	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	1,057	3,345	3,372	3,544	3,602	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$17.06	$15.69	$15.86	$14.70	$11.29	$9.86	$10.31	N/A	N/A	N/A
End of period	$20.37	$17.06	$15.69	$15.86	$14.70	$11.29	$9.86	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	2,236	3,568	3,725	4,073	5,015	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$10.93	$10.82	$11.62	$12.23	$10.32	$8.97	$10.70	N/A	N/A	N/A
End of period	$14.09	$10.93	$10.82	$11.62	$12.23	$10.32	$8.97	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	322	326	329	333	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.23	$9.96	$10.55	$11.73	$10.81	$9.40	N/A	N/A	N/A	N/A
End of period	$12.92	$10.23	$9.96	$10.55	$11.73	$10.81	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	2,021	2,247	2,318	2,296	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$12.91	$12.21	$12.69	$11.38	$8.66	$7.39	$8.45	$7.93	N/A	N/A
End of period	$15.55	$12.91	$12.21	$12.69	$11.38	$8.66	$7.39	$8.45	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,894	2,008	2,106	2,450	2,478	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.20	$6.61	$8.86	$10.55	$9.84	$9.97	$10.99	$9.55	N/A	N/A
End of period	$7.79	$8.20	$6.61	$8.86	$10.55	$9.84	$9.97	$10.99	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	790	783	733	889	961	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$13.44	$12.19	$15.28	$14.54	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.46	$13.44	$12.19	$15.28	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	2,424	2,371	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$25.14	$22.52	$23.49	$21.84	$16.50	$14.82	$15.26	N/A	N/A	N/A
End of period	$29.60	$25.14	$22.52	$23.49	$21.84	$16.50	$14.82	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	671	678	685	693	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$17.61	$17.51	$17.81	$17.49	$18.24	$17.23	$16.78	N/A	N/A	N/A
End of period	$18.18	$17.61	$17.51	$17.81	$17.49	$18.24	$17.23	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	2,059	2,153	5,718	5,291	5,783	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$11.90	$11.72	$13.18	$14.02	$11.58	$10.09	$11.13	N/A	N/A	N/A
End of period	$12.95	$11.90	$11.72	$13.18	$14.02	$11.58	$10.09	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	3,018	4,211	8,139	8,640	7,988	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.64	$10.48	$11.41	$11.34	$9.35	$8.23	$8.52	N/A	N/A	N/A
End of period	$12.74	$11.64	$10.48	$11.41	$11.34	$9.35	$8.23	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,441	1,531	1,645	1,755	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$10.94	$10.76	$11.47	$11.76	$11.60	N/A	N/A	N/A	N/A	N/A
End of period	$11.10	$10.94	$10.76	$11.47	$11.76	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	3,561	1,759	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.46	$12.04	$13.28	$13.14	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.49	$13.46	$12.04	$13.28	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	1,588	1,523	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.28	$9.58	$9.43	$10.63	$8.20	$6.58	$7.85	$6.65	N/A	N/A
End of period	$12.02	$9.28	$9.58	$9.43	$10.63	$8.20	$6.58	$7.85	N/A	N/A
Accumulation units outstanding at the end of period	—	—	2,301	—	—	—	225	214	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$12.23	$10.80	$11.56	$11.01	$8.76	$7.87	$8.09	N/A	N/A	N/A
End of period	$12.95	$12.23	$10.80	$11.56	$11.01	$8.76	$7.87	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,460	1,587	1,721	1,876	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.21	$22.21	$22.60	$21.89	$22.60	$21.41	$20.58	N/A	N/A	N/A
End of period	$22.41	$22.21	$22.21	$22.60	$21.89	$22.60	$21.41	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	584	588	589	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.14	$10.43	$12.15	$13.05	$14.46	$12.30	$13.18	$11.60	N/A	N/A
End of period	$12.56	$11.14	$10.43	$12.15	$13.05	$14.46	$12.30	$13.18	N/A	N/A
Accumulation units outstanding at the end of period	—	—	666	591	565	512	642	128	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$6.62	$7.00	$7.53	$6.90	$7.22	$5.97	$8.45	N/A	N/A	N/A
End of period	$9.88	$6.62	$7.00	$7.53	$6.90	$7.22	$5.97	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	414	419	423	428	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.29	$15.24	$15.72	$13.95	$13.87	$11.04	$12.02	$10.48	N/A	N/A
End of period	$16.50	$15.29	$15.24	$15.72	$13.95	$13.87	$11.04	$12.02	N/A	N/A
Accumulation units outstanding at the end of period	—	—	1,036	2,237	1,850	2,588	2,349	1,465	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.83	$21.98	$24.69	$23.07	$18.00	$17.06	$18.47	N/A	N/A	N/A
End of period	$26.69	$24.83	$21.98	$24.69	$23.07	$18.00	$17.06	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	371	374	378	383	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$24.67	$22.59	$23.49	$22.21	$16.24	$14.09	N/A	N/A	N/A	N/A
End of period	$30.19	$24.67	$22.59	$23.49	$22.21	$16.24	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	274	279	4,586	4,687	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$35.02	$35.58	$35.27	$32.39	$23.29	$20.46	$22.20	N/A	N/A	N/A
End of period	$44.38	$35.02	$35.58	$35.27	$32.39	$23.29	$20.46	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	227	1,230	1,249	1,275	1,376	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.83	$17.95	$18.24	$17.68	$18.71	$18.43	$17.14	$16.30	N/A	N/A
End of period	$17.90	$17.83	$17.95	$18.24	$17.68	$18.71	$18.43	$17.14	N/A	N/A
Accumulation units outstanding at the end of period	—	—	1,890	1,985	1,984	1,763	3,000	195	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.07	$9.48	$11.90	$12.83	$13.24	$11.07	$13.74	$11.51	N/A	N/A
End of period	$13.94	$11.07	$9.48	$11.90	$12.83	$13.24	$11.07	$13.74	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	131	124	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	$12.88	$11.74	$12.26	$11.57	$9.25	$8.14	N/A	N/A	N/A	N/A
End of period	$14.66	$12.88	$11.74	$12.26	$11.57	$9.25	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	491	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$12.82	$12.85	$13.14	$12.70	$13.33	$13.14	$12.52	$12.08	N/A	N/A
End of period	$12.94	$12.82	$12.85	$13.14	$12.70	$13.33	$13.14	$12.52	N/A	N/A
Accumulation units outstanding at the end of period	—	—	2,796	2,912	3,991	3,676	3,973	1,517	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$21.64	$20.81	$20.07	$18.50	$13.39	$11.07	N/A	N/A	N/A	N/A
End of period	$25.87	$21.64	$20.81	$20.07	$18.50	$13.39	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	1,572	1,486	1,621	1,602	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$30.67	$24.61	$32.75	$37.31	$30.40	$29.75	N/A	N/A	N/A	N/A
End of period	$29.15	$30.67	$24.61	$32.75	$37.31	$30.40	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	95	2,023	2,149	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$12.78	$13.29	$13.85	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.49	$12.78	$13.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	1,383	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$12.79	$10.52	$10.87	$9.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.94	$12.79	$10.52	$10.87	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	626	642	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.82	$24.23	$23.21	$18.94	$13.73	N/A	N/A	N/A	N/A	N/A
End of period	$27.41	$22.82	$24.23	$23.21	$18.94	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	2,399	1,386	1,197	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	$13.31	$12.14	$12.58	$12.20	$10.07	$9.02	N/A	N/A	N/A	N/A
End of period	$15.03	$13.31	$12.14	$12.58	$12.20	$10.07	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	668	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$11.44	$10.31	$10.08	$8.53	$6.91	$6.34	N/A	N/A	N/A	N/A
End of period	$15.27	$11.44	$10.31	$10.08	$8.53	$6.91	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	2,208	2,531	1,522	1,343	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$17.40	$15.84	$16.68	$15.30	$11.86	$10.26	N/A	N/A	N/A	N/A
End of period	$19.92	$17.40	$15.84	$16.68	$15.30	$11.86	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	383	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$21.32	$20.16	$20.30	$17.50	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$27.57	$21.32	$20.16	$20.30	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	406	379	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$27.36	$23.25	$24.40	$22.81	$17.52	$15.26	$15.92	$12.92	N/A	N/A
End of period	$30.99	$27.36	$23.25	$24.40	$22.81	$17.52	$15.26	$15.92	N/A	N/A
Accumulation units outstanding at the end of period	—	—	294	1,807	1,834	1,552	1,581	4,523	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.76	$16.28	$16.48	$14.89	$11.55	$10.22	$10.29	$9.18	N/A	N/A
End of period	$21.07	$17.76	$16.28	$16.48	$14.89	$11.55	$10.22	$10.29	N/A	N/A
Accumulation units outstanding at the end of period	—	—	380	399	406	—	578	651	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$18.86	$14.33	$15.41	$15.20	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.06	$18.86	$14.33	$15.41	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	459	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$8.59	$7.10	$7.06	$6.83	$5.76	$4.89	N/A	N/A	N/A	N/A
End of period	$8.71	$8.59	$7.10	$7.06	$6.83	$5.76	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,193	1,858	2,271	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.10	$17.45	$17.16	$17.20	$13.91	$11.79	N/A	N/A	N/A	N/A
End of period	$22.81	$17.10	$17.45	$17.16	$17.20	$13.91	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	2,325	2,893	2,117	1,145	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.68	$12.31	$12.98	$12.83	$14.42	$13.58	$12.41	$11.76	N/A	N/A
End of period	$12.81	$12.68	$12.31	$12.98	$12.83	$14.42	$13.58	$12.41	N/A	N/A
Accumulation units outstanding at the end of period	—	—	2,907	2,886	2,910	4,716	5,103	7,326	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.81	$10.09	$10.44	$10.64	$10.41	$9.86	N/A	N/A	N/A	N/A
End of period	$10.90	$10.81	$10.09	$10.44	$10.64	$10.41	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	1,759	1,819	4,121	1,734	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.23	$15.90	$17.44	$17.79	$16.79	$14.68	$14.32	$12.65	N/A	N/A
End of period	$19.19	$18.23	$15.90	$17.44	$17.79	$16.79	$14.68	$14.32	N/A	N/A
Accumulation units outstanding at the end of period	—	—	3,187	3,349	2,845	2,954	3,304	1,016	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.83	$14.29	$15.87	$14.68	$10.62	$9.32	$10.28	N/A	N/A	N/A
End of period	$19.62	$17.83	$14.29	$15.87	$14.68	$10.62	$9.32	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	1,226	1,948	2,075	2,460	2,717	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.14	$14.19	$15.01	$14.48	$10.77	$9.19	N/A	N/A	N/A	N/A
End of period	$20.81	$18.14	$14.19	$15.01	$14.48	$10.77	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	261	432	532	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$27.77	$23.31	$26.07	$23.67	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$31.26	$27.77	$23.31	$26.07	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	297	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.19	$17.77	$19.11	$17.06	$12.13	$10.65	N/A	N/A	N/A	N/A
End of period	$21.68	$19.19	$17.77	$19.11	$17.06	$12.13	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	488	1,882	1,911	554	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$19.54	$16.95	$17.19	$15.44	$12.05	$10.91	N/A	N/A	N/A	N/A
End of period	$21.42	$19.54	$16.95	$17.19	$15.44	$12.05	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	3,335	3,635	3,879	1,570	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.67	$12.32	$12.78	$12.65	$12.36	$11.61	$11.49	N/A	N/A	N/A
End of period	$13.26	$12.67	$12.32	$12.78	$12.65	$12.36	$11.61	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	2,093	2,128	2,163	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.51	$16.93	$17.43	$17.03	$15.01	$13.48	$13.94	N/A	N/A	N/A
End of period	$19.89	$17.51	$16.93	$17.43	$17.03	$15.01	$13.48	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	967	1,004	5,979	6,067	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$17.75	$16.09	$17.81	$15.69	$10.56	$8.85	$9.56	N/A	N/A	N/A
End of period	$19.29	$17.75	$16.09	$17.81	$15.69	$10.56	$8.85	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	2,187	4,219	4,088	5,507	4,640	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$75.45	$72.63	$69.66	$63.05	$47.17	$42.41	N/A	N/A	N/A	N/A
End of period	$91.97	$75.45	$72.63	$69.66	$63.05	$47.17	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	471	289	305	352	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.57	$9.63	$9.80	$9.97	$10.17	$10.14	$10.21	N/A	N/A	N/A
End of period	$9.47	$9.57	$9.63	$9.80	$9.97	$10.17	$10.14	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	1,282	1,295	1,230	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$23.88	$22.00	$22.89	$20.64	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$27.76	$23.88	$22.00	$22.89	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	225	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$37.08	$34.17	$35.22	$32.73	$28.01	$25.98	N/A	N/A	N/A	N/A
End of period	$40.85	$37.08	$34.17	$35.22	$32.73	$28.01	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	922	995	1,055	1,077	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.10%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$17.60	$17.49	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.16	$17.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	221	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.19	$22.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.38	$22.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	178	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$17.39	$15.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.91	$17.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	943	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.15%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$33.44	$32.31	$34.63	$34.42	$26.96	$24.20	$25.31	$19.06	$14.37	$23.80
End of period	$41.65	$33.44	$32.31	$34.63	$34.42	$26.96	$24.20	$25.31	$19.06	$14.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$12.50	$12.08	$12.53	$12.73	$11.26	$10.18	$10.92	$10.23	$8.53	$12.16
End of period	$14.28	$12.50	$12.08	$12.53	$12.73	$11.26	$10.18	$10.92	$10.23	$8.53
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.40	$11.20	$11.60	$11.63	$10.40	N/A	N/A	N/A	N/A	N/A
End of period	$12.70	$11.40	$11.20	$11.60	$11.63	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	531	—	532	532	532	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$36.45	$37.08	$35.66	$33.46	$24.60	$22.72	$23.04	$20.89	$15.83	$27.36
End of period	$47.67	$36.45	$37.08	$35.66	$33.46	$24.60	$22.72	$23.04	$20.89	$15.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.20	$11.44	$12.12	$13.84	$11.64	$10.15	$11.90	$11.30	$8.87	$16.33
End of period	$14.08	$11.20	$11.44	$12.12	$13.84	$11.64	$10.15	$11.90	$11.30	$8.87
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$24.85	$22.27	$23.24	$21.62	$16.35	$14.69	$15.14	$13.82	$10.55	$17.69
End of period	$29.25	$24.85	$22.27	$23.24	$21.62	$16.35	$14.69	$15.14	$13.82	$10.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$17.43	$17.34	$17.64	$17.34	$18.09	$17.10	$16.67	$15.83	$14.01	$14.26
End of period	$17.98	$17.43	$17.34	$17.64	$17.34	$18.09	$17.10	$16.67	$15.83	$14.01
Accumulation units outstanding at the end of period	222	—	223	223	223	223	—	—	—	—

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$11.86	$11.68	$13.14	$13.99	$11.56	$10.07	N/A	N/A	N/A	N/A
End of period	$12.89	$11.86	$11.68	$13.14	$13.99	$11.56	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	368	—	368	369	369	369	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$10.91	$10.74	$11.45	$11.75	$11.59	N/A	N/A	N/A	N/A	N/A
End of period	$11.06	$10.91	$10.74	$11.45	$11.75	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	475	—	476	476	476	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.95	$21.96	$22.35	$21.67	$22.38	$21.22	$20.40	$19.37	$17.33	$18.68
End of period	$22.13	$21.95	$21.96	$22.35	$21.67	$22.38	$21.22	$20.40	$19.37	$17.33
Accumulation units outstanding at the end of period	180	—	180	181	181	181	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.32	$16.88	$17.60	$17.94	$15.41	$13.60	$14.92	$13.57	$10.12	$17.51
End of period	$19.68	$16.32	$16.88	$17.60	$17.94	$15.41	$13.60	$14.92	$13.57	$10.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.58	$21.77	$24.46	$22.87	$17.85	$16.93	$18.34	$15.22	$11.14	$18.64
End of period	$26.40	$24.58	$21.77	$24.46	$22.87	$17.85	$16.93	$18.34	$15.22	$11.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$24.46	$22.41	$23.32	$22.06	$16.14	$14.01	$14.51	$11.75	$8.91	$15.10
End of period	$29.92	$24.46	$22.41	$23.32	$22.06	$16.14	$14.01	$14.51	$11.75	$8.91
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$34.60	$35.17	$34.89	$32.06	$23.06	$20.27	$22.01	$17.90	$12.79	$23.53
End of period	$43.83	$34.60	$35.17	$34.89	$32.06	$23.06	$20.27	$22.01	$17.90	$12.79
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.62	$17.74	$18.05	$17.49	$18.52	$18.26	$16.99	$16.17	$15.93	$15.28
End of period	$17.68	$17.62	$17.74	$18.05	$17.49	$18.52	$18.26	$16.99	$16.17	$15.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$12.72	$12.75	$13.04	$12.62	$13.25	$13.07	$12.46	$12.03	$11.62	$11.45
End of period	$12.82	$12.72	$12.75	$13.04	$12.62	$13.25	$13.07	$12.46	$12.03	$11.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.59	$24.00	$23.01	$18.79	$13.62	$11.74	$10.82	$10.64	$8.99	$11.96
End of period	$27.12	$22.59	$24.00	$23.01	$18.79	$13.62	$11.74	$10.82	$10.64	$8.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$14.98	$15.18	$15.68	$17.06	$14.36	$12.43	$14.47	$13.85	$10.94	$19.59
End of period	$18.33	$14.98	$15.18	$15.68	$17.06	$14.36	$12.43	$14.47	$13.85	$10.94
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$17.28	$15.74	$16.58	$15.22	$11.81	$10.22	$10.66	$9.30	$7.66	$13.62
End of period	$19.78	$17.28	$15.74	$16.58	$15.22	$11.81	$10.22	$10.66	$9.30	$7.66
Accumulation units outstanding at the end of period	948	—	949	950	776	777	2,802	—	—	—

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$27.10	$23.05	$24.20	$22.63	$17.39	$15.16	$15.82	$12.85	$9.51	$15.57
End of period	$30.68	$27.10	$23.05	$24.20	$22.63	$17.39	$15.16	$15.82	$12.85	$9.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.61	$16.16	$16.37	$14.79	$11.48	$10.17	$10.24	$9.14	$7.41	$12.15
End of period	$20.89	$17.61	$16.16	$16.37	$14.79	$11.48	$10.17	$10.24	$9.14	$7.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$24.12	$19.58	$20.96	$20.46	$15.10	$13.32	$14.22	$11.50	$9.23	$14.49
End of period	$26.64	$24.12	$19.58	$20.96	$20.46	$15.10	$13.32	$14.22	$11.50	$9.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.96	$17.31	$17.04	$17.08	$13.82	$11.72	$13.05	$11.55	$8.47	$14.63
End of period	$22.60	$16.96	$17.31	$17.04	$17.08	$13.82	$11.72	$13.05	$11.55	$8.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.04	$15.75	$17.28	$17.63	$16.65	$14.57	$14.22	$12.57	$8.78	$12.95
End of period	$18.98	$18.04	$15.75	$17.28	$17.63	$16.65	$14.57	$14.22	$12.57	$8.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$27.44	$23.05	$25.79	$23.43	$17.07	$15.08	$16.26	$14.15	$10.00	$19.35
End of period	$30.88	$27.44	$23.05	$25.79	$23.43	$17.07	$15.08	$16.26	$14.15	$10.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.60	$17.93	$18.36	$17.61	$14.30	$12.62	$13.54	$11.81	$9.21	$15.47
End of period	$22.44	$18.60	$17.93	$18.36	$17.61	$14.30	$12.62	$13.54	$11.81	$9.21
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.58	$12.24	$12.71	$12.59	$12.31	$11.56	$11.45	$10.77	$9.69	$11.48
End of period	$13.16	$12.58	$12.24	$12.71	$12.59	$12.31	$11.56	$11.45	$10.77	$9.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.58	$17.92	$18.35	$17.75	$14.80	$13.11	$13.83	$12.17	$9.71	$15.34
End of period	$22.02	$18.58	$17.92	$18.35	$17.75	$14.80	$13.11	$13.83	$12.17	$9.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.33	$16.77	$17.27	$16.88	$14.89	$13.38	$13.84	$12.49	$10.34	$14.57
End of period	$19.68	$17.33	$16.77	$17.27	$16.88	$14.89	$13.38	$13.84	$12.49	$10.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$46.86	$47.20	$43.57	$40.95	$30.17	$25.94	$26.82	$23.47	$16.71	$29.87
End of period	$61.29	$46.86	$47.20	$43.57	$40.95	$30.17	$25.94	$26.82	$23.47	$16.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	15	37	80

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$74.56	$71.81	$68.91	$62.41	$46.71	$42.02	$43.57	$34.81	$24.22	$41.70
End of period	$90.83	$74.56	$71.81	$68.91	$62.41	$46.71	$42.02	$43.57	$34.81	$24.22
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	11	27	59

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$23.66	$21.81	$22.70	$20.48	$15.26	$13.07	$13.63	$12.02	$8.96	$15.38
End of period	$27.49	$23.66	$21.81	$22.70	$20.48	$15.26	$13.07	$13.63	$12.02	$8.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	27	65	142

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$36.64	$33.78	$34.84	$32.40	$27.74	$25.75	$25.47	$23.48	$20.05	$25.84
End of period	$40.35	$36.64	$33.78	$34.84	$32.40	$27.74	$25.75	$25.47	$23.48	$20.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$10.12	$10.33	$10.56	$10.79	$11.02	$11.26	$11.51	$11.76	$12.00	$12.00
End of period	$9.91	$10.12	$10.33	$10.56	$10.79	$11.02	$11.26	$11.51	$11.76	$12.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$30.25	$27.24	$28.73	$26.37	$20.56	$18.06	$18.83	$16.93	$13.95	$21.38
End of period	$34.10	$30.25	$27.24	$28.73	$26.37	$20.56	$18.06	$18.83	$16.93	$13.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.195%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.12	$12.17	$12.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.88	$12.12	$12.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	108	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.17	$9.90	$10.50	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.82	$10.17	$9.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	388	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$8.17	$7.59	$9.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.88	$8.17	$7.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	567	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$14.88	$15.09	$15.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.20	$14.88	$15.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	336	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.64	$16.19	$16.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.91	$17.64	$16.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	345	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$23.96	$19.46	$20.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.45	$23.96	$19.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	268	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.51	$12.18	$12.65	$12.54	$12.26	$11.52	N/A	N/A	N/A	N/A
End of period	$13.08	$12.51	$12.18	$12.65	$12.54	$12.26	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	7,626	8,023	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.25%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$17.07	$15.56	$16.41	$15.08	$11.71	$10.15	$10.60	$9.26	$7.63	$13.57
End of period	$19.52	$17.07	$15.56	$16.41	$15.08	$11.71	$10.15	$10.60	$9.26	$7.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	2,823	2,826	2,831

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.295%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.47	$31.42	$33.73	$33.57	$26.33	$23.67	$24.79	$18.70	$14.12	$23.41
End of period	$40.38	$32.47	$31.42	$33.73	$33.57	$26.33	$23.67	$24.79	$18.70	$14.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	654	834	842

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.24	$15.08	$17.03	$17.40	$13.25	$11.53	$12.13	$9.78	N/A	N/A
End of period	$19.80	$18.24	$15.08	$17.03	$17.40	$13.25	$11.53	$12.13	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	164	871	1,093	1,291	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$12.66	$12.00	$12.49	$11.22	$8.55	$7.32	$8.38	$7.89	$6.46	$10.61
End of period	$15.21	$12.66	$12.00	$12.49	$11.22	$8.55	$7.32	$8.38	$7.89	$6.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	98	1,796	1,975	2,013

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.04	$6.50	$8.72	$10.41	$9.72	$9.87	$10.90	$9.50	$6.48	$13.60
End of period	$7.63	$8.04	$6.50	$8.72	$10.41	$9.72	$9.87	$10.90	$9.50	$6.48
Accumulation units outstanding at the end of period	—	—	—	—	56	299	618	700	1,270	540

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$10.90	$11.15	$11.83	$13.52	$11.39	$9.95	$11.68	$11.11	$8.73	$16.10
End of period	$13.68	$10.90	$11.15	$11.83	$13.52	$11.39	$9.95	$11.68	$11.11	$8.73
Accumulation units outstanding at the end of period	—	—	—	—	51	268	1,003	3,773	3,825	3,521

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$16.96	$16.89	$17.22	$16.94	$17.70	$16.76	$16.36	$15.56	$13.79	$14.05
End of period	$17.47	$16.96	$16.89	$17.22	$16.94	$17.70	$16.76	$16.36	$15.56	$13.79
Accumulation units outstanding at the end of period	—	—	—	—	—	—	157	949	1,039	1,615

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$10.96	$10.28	$12.00	$12.92	$14.34	$12.22	$13.12	$11.57	N/A	N/A
End of period	$12.33	$10.96	$10.28	$12.00	$12.92	$14.34	$12.22	$13.12	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	36	189	250	331	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$6.50	$6.89	$7.42	$6.82	$7.14	$5.92	$8.40	$7.35	N/A	N/A
End of period	$9.68	$6.50	$6.89	$7.42	$6.82	$7.14	$5.92	$8.40	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	79	418	516	589	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.94	$14.92	$15.41	$13.71	$13.65	$10.89	$11.88	$10.38	N/A	N/A
End of period	$16.09	$14.94	$14.92	$15.41	$13.71	$13.65	$10.89	$11.88	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	54	287	361	425	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$15.82	$16.38	$17.10	$17.46	$15.02	$13.27	$14.59	$13.29	$9.93	$17.19
End of period	$19.04	$15.82	$16.38	$17.10	$17.46	$15.02	$13.27	$14.59	$13.29	$9.93
Accumulation units outstanding at the end of period	—	—	—	—	42	220	275	1,436	1,668	1,348

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.93	$21.96	$22.88	$21.68	$15.88	$13.81	$14.32	$11.61	N/A	N/A
End of period	$29.23	$23.93	$21.96	$22.88	$21.68	$15.88	$13.81	$14.32	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	135	714	898	1,062	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.08	$17.22	$17.54	$17.03	$18.06	$17.83	$16.61	N/A	N/A	N/A
End of period	$17.11	$17.08	$17.22	$17.54	$17.03	$18.06	$17.83	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	13,005	13,005	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$10.83	$9.29	$11.70	$12.63	$13.07	$10.94	$13.61	$11.42	$6.81	$13.94
End of period	$13.62	$10.83	$9.29	$11.70	$12.63	$13.07	$10.94	$13.61	$11.42	$6.81
Accumulation units outstanding at the end of period	—	—	—	—	127	675	926	2,398	2,900	1,519

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$12.44	$12.49	$12.80	$12.40	$13.04	$12.88	$12.30	$11.89	$11.50	$11.35
End of period	$12.53	$12.44	$12.49	$12.80	$12.40	$13.04	$12.88	$12.30	$11.89	$11.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	356	344	282

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$20.90	$20.14	$19.46	$17.97	$13.03	$10.80	$10.37	$8.65	$6.64	N/A
End of period	$24.94	$20.90	$20.14	$19.46	$17.97	$13.03	$10.80	$10.37	$8.65	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	171	174	183	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$29.59	$23.80	$31.73	$36.22	$29.57	$29.00	$28.73	$24.68	$21.03	N/A
End of period	$28.07	$29.59	$23.80	$31.73	$36.22	$29.57	$29.00	$28.73	$24.68	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	32	33	31	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$12.35	$10.18	$10.54	$9.54	$7.32	$5.94	$6.97	$6.29	$5.42	$11.24
End of period	$14.40	$12.35	$10.18	$10.54	$9.54	$7.32	$5.94	$6.97	$6.29	$5.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,466	1,410	1,495	1,524

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.03	$23.43	$22.50	$18.40	$13.36	$11.53	$10.64	$10.48	$8.87	$11.81
End of period	$26.40	$22.03	$23.43	$22.50	$18.40	$13.36	$11.53	$10.64	$10.48	$8.87
Accumulation units outstanding at the end of period	—	—	—	—	—	—	772	878	949	1,139

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$14.66	$14.88	$15.39	$16.77	$14.13	$12.25	$14.29	$13.69	$10.83	$19.42
End of period	$17.91	$14.66	$14.88	$15.39	$16.77	$14.13	$12.25	$14.29	$13.69	$10.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	633	1,624	1,598	1,772

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$16.98	$15.49	$16.34	$15.02	$11.67	$10.11	$10.57	$9.23	$7.61	$13.55
End of period	$19.40	$16.98	$15.49	$16.34	$15.02	$11.67	$10.11	$10.57	$9.23	$7.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$26.52	$22.59	$23.75	$22.25	$17.11	$14.94	$15.62	$12.70	$9.41	$15.43
End of period	$29.98	$26.52	$22.59	$23.75	$22.25	$17.11	$14.94	$15.62	$12.70	$9.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	516	568	614

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.23	$15.83	$16.06	$14.53	$11.30	$10.02	$10.10	$9.03	$7.34	$12.04
End of period	$20.41	$17.23	$15.83	$16.06	$14.53	$11.30	$10.02	$10.10	$9.03	$7.34
Accumulation units outstanding at the end of period	—	—	—	—	237	1,254	1,572	3,452	3,713	1,569

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$23.61	$19.19	$20.57	$20.11	$14.87	$13.13	$14.04	$11.37	$9.14	$14.37
End of period	$26.03	$23.61	$19.19	$20.57	$20.11	$14.87	$13.13	$14.04	$11.37	$9.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	687	1,056	1,171	1,232

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.73	$16.87	$18.96	$17.15	$13.22	$11.46	$12.55	$10.32	$7.96	N/A
End of period	$20.69	$18.73	$16.87	$18.96	$17.15	$13.22	$11.46	$12.55	$10.32	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	144	146	155	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.57	$16.94	$16.70	$16.76	$13.59	$11.53	$12.86	$11.40	$8.37	$14.48
End of period	$22.05	$16.57	$16.94	$16.70	$16.76	$13.59	$11.53	$12.86	$11.40	$8.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	2,363	2,656	2,761

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.11	$17.48	$17.92	$17.21	$14.00	$12.37	$13.29	$11.61	$9.07	$15.25
End of period	$21.81	$18.11	$17.48	$17.92	$17.21	$14.00	$12.37	$13.29	$11.61	$9.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	591	828	2,415	2,434

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.08	$17.47	$17.91	$17.35	$14.48	$12.85	$13.57	$11.96	$9.56	N/A
End of period	$21.40	$18.08	$17.47	$17.91	$17.35	$14.48	$12.85	$13.57	$11.96	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	1,863	1,882	1,901	1,923	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$45.41	$45.81	$42.34	$39.85	$29.41	$25.32	$26.22	$22.98	$16.38	$29.33
End of period	$59.31	$45.41	$45.81	$42.34	$39.85	$29.41	$25.32	$26.22	$22.98	$16.38
Accumulation units outstanding at the end of period	—	—	—	—	—	—	578	657	750	829

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$72.25	$69.69	$66.98	$60.74	$45.53	$41.02	$42.59	$34.08	$23.75	N/A
End of period	$87.90	$72.25	$69.69	$66.98	$60.74	$45.53	$41.02	$42.59	$34.08	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	44	45	47	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.36	$9.45	$9.63	$9.82	$10.03	$10.02	$10.11	$10.05	$9.56	$10.40
End of period	$9.26	$9.36	$9.45	$9.63	$9.82	$10.03	$10.02	$10.11	$10.05	$9.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,235	1,249	1,842

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$9.81	$10.03	$10.27	$10.51	$10.75	$11.00	$11.25	$11.52	$11.77	N/A
End of period	$9.60	$9.81	$10.03	$10.27	$10.51	$10.75	$11.00	$11.25	$11.52	N/A
Accumulation units outstanding at the end of period	—	—	—	—	45	235	206	—	18,097	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.30%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.44	$31.39	$33.70	$33.54	$26.31	$23.65	$24.77	$18.68	$14.11	$23.40
End of period	$40.34	$32.44	$31.39	$33.70	$33.54	$26.31	$23.65	$24.77	$18.68	$14.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.23	$15.07	$17.02	$17.40	$13.25	$11.52	$12.12	$9.78	$7.49	$11.46
End of period	$19.78	$18.23	$15.07	$17.02	$17.40	$13.25	$11.52	$12.12	$9.78	$7.49
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$12.18	$11.79	$12.25	$12.47	$11.04	$9.99	$10.74	$10.08	$8.42	$12.01
End of period	$13.89	$12.18	$11.79	$12.25	$12.47	$11.04	$9.99	$10.74	$10.08	$8.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.03	$6.50	$8.72	$10.40	$9.72	$9.87	$10.90	$9.50	$6.48	$13.60
End of period	$7.62	$8.03	$6.50	$8.72	$10.40	$9.72	$9.87	$10.90	$9.50	$6.48
Accumulation units outstanding at the end of period	11	26	26	42	53	118	188	219	286	324

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$35.29	$35.94	$34.62	$32.54	$23.95	$22.16	$22.51	$20.44	$15.51	$26.85
End of period	$46.09	$35.29	$35.94	$34.62	$32.54	$23.95	$22.16	$22.51	$20.44	$15.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$10.88	$11.14	$11.81	$13.51	$11.38	$9.94	$11.68	$11.11	$8.73	$16.09
End of period	$13.67	$10.88	$11.14	$11.81	$13.51	$11.38	$9.94	$11.68	$11.11	$8.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$24.11	$21.64	$22.61	$21.07	$15.95	$14.36	$14.81	$13.55	$10.36	$17.39
End of period	$28.33	$24.11	$21.64	$22.61	$21.07	$15.95	$14.36	$14.81	$13.55	$10.36
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$16.95	$16.88	$17.20	$16.93	$17.69	$16.75	$16.35	$15.55	$13.78	$14.05
End of period	$17.45	$16.95	$16.88	$17.20	$16.93	$17.69	$16.75	$16.35	$15.55	$13.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.25	$21.29	$21.71	$21.07	$21.79	$20.70	$19.93	$18.95	$16.98	$18.33
End of period	$21.39	$21.25	$21.29	$21.71	$21.07	$21.79	$20.70	$19.93	$18.95	$16.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.94	$14.92	$15.42	$13.71	$13.65	$10.89	$11.88	$10.38	$8.01	$12.75
End of period	$16.08	$14.94	$14.92	$15.42	$13.71	$13.65	$10.89	$11.88	$10.38	$8.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$15.80	$16.36	$17.09	$17.45	$15.00	$13.26	$14.58	$13.28	$9.92	$17.19
End of period	$19.02	$15.80	$16.36	$17.09	$17.45	$15.00	$13.26	$14.58	$13.28	$9.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.89	$21.19	$23.85	$22.34	$17.46	$16.58	$17.99	$14.96	$10.96	$18.37
End of period	$25.63	$23.89	$21.19	$23.85	$22.34	$17.46	$16.58	$17.99	$14.96	$10.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.93	$21.96	$22.88	$21.68	$15.88	$13.81	$14.33	$11.61	$8.82	$14.97
End of period	$29.23	$23.93	$21.96	$22.88	$21.68	$15.88	$13.81	$14.33	$11.61	$8.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$33.50	$34.10	$33.87	$31.17	$22.46	$19.77	$21.50	$17.51	$12.54	$23.09
End of period	$42.36	$33.50	$34.10	$33.87	$31.17	$22.46	$19.77	$21.50	$17.51	$12.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.05	$17.20	$17.52	$17.01	$18.04	$17.81	$16.59	$15.82	$15.61	$14.99
End of period	$17.09	$17.05	$17.20	$17.52	$17.01	$18.04	$17.81	$16.59	$15.82	$15.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$12.44	$12.48	$12.79	$12.39	$13.04	$12.88	$12.30	$11.88	$11.50	$11.35
End of period	$12.52	$12.44	$12.48	$12.79	$12.39	$13.04	$12.88	$12.30	$11.88	$11.50
Accumulation units outstanding at the end of period	—	—	—	—	—	2,022	2,079	2,196	2,246	2,208

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$20.88	$20.12	$19.44	$17.95	$13.02	$10.79	$10.36	$8.64	$6.64	$9.89
End of period	$24.91	$20.88	$20.12	$19.44	$17.95	$13.02	$10.79	$10.36	$8.64	$6.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$29.58	$23.79	$31.73	$36.22	$29.56	$28.99	$28.73	$24.68	$21.03	$34.63
End of period	$28.06	$29.58	$23.79	$31.73	$36.22	$29.56	$28.99	$28.73	$24.68	$21.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	33	33	33	34

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$12.34	$10.17	$10.53	$9.53	$7.31	$5.93	$6.97	$6.28	$5.42	$11.24
End of period	$14.39	$12.34	$10.17	$10.53	$9.53	$7.31	$5.93	$6.97	$6.28	$5.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.01	$23.41	$22.48	$18.38	$13.35	$11.52	$10.64	$10.48	$8.86	$11.81
End of period	$26.38	$22.01	$23.41	$22.48	$18.38	$13.35	$11.52	$10.64	$10.48	$8.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$11.03	$9.96	$9.77	$8.28	$6.72	$6.18	$6.35	$5.79	$3.62	$6.54
End of period	$14.70	$11.03	$9.96	$9.77	$8.28	$6.72	$6.18	$6.35	$5.79	$3.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$14.65	$14.87	$15.38	$16.76	$14.12	$12.25	$14.28	$13.68	$10.83	$19.41
End of period	$17.90	$14.65	$14.87	$15.38	$16.76	$14.12	$12.25	$14.28	$13.68	$10.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$16.97	$15.48	$16.33	$15.01	$11.66	$10.11	$10.56	$9.23	$7.61	$13.55
End of period	$19.39	$16.97	$15.48	$16.33	$15.01	$11.66	$10.11	$10.56	$9.23	$7.61
Accumulation units outstanding at the end of period	—	—	—	—	—	3,859	6,924	6,945	7,681	8,529

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$26.54	$22.61	$23.77	$22.27	$17.13	$14.95	$15.64	$12.71	$9.43	$15.45
End of period	$30.00	$26.54	$22.61	$23.77	$22.27	$17.13	$14.95	$15.64	$12.71	$9.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.22	$15.82	$16.05	$14.53	$11.29	$10.02	$10.10	$9.03	$7.34	$12.04
End of period	$20.39	$17.22	$15.82	$16.05	$14.53	$11.29	$10.02	$10.10	$9.03	$7.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$23.62	$19.20	$20.58	$20.13	$14.88	$13.14	$14.05	$11.38	$9.14	$14.38
End of period	$26.04	$23.62	$19.20	$20.58	$20.13	$14.88	$13.14	$14.05	$11.38	$9.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$8.29	$6.86	$6.84	$6.63	$5.61	$4.77	$5.04	$4.21	$3.43	$5.81
End of period	$8.39	$8.29	$6.86	$6.84	$6.63	$5.61	$4.77	$5.04	$4.21	$3.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.72	$16.86	$18.95	$17.14	$13.21	$11.46	$12.54	$10.32	$7.96	$12.74
End of period	$20.67	$18.72	$16.86	$18.95	$17.14	$13.21	$11.46	$12.54	$10.32	$7.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.56	$16.93	$16.69	$16.76	$13.58	$11.53	$12.86	$11.40	$8.37	$14.48
End of period	$22.04	$16.56	$16.93	$16.69	$16.76	$13.58	$11.53	$12.86	$11.40	$8.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.54	$15.33	$16.85	$17.22	$16.28	$14.27	$13.95	$12.35	$8.64	$12.76
End of period	$18.42	$17.54	$15.33	$16.85	$17.22	$16.28	$14.27	$13.95	$12.35	$8.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$26.56	$22.35	$25.05	$22.78	$16.62	$14.71	$15.89	$13.84	$9.80	$18.99
End of period	$29.85	$26.56	$22.35	$25.05	$22.78	$16.62	$14.71	$15.89	$13.84	$9.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.09	$17.46	$17.91	$17.19	$13.99	$12.36	$13.28	$11.61	$9.06	$15.24
End of period	$21.79	$18.09	$17.46	$17.91	$17.19	$13.99	$12.36	$13.28	$11.61	$9.06
Accumulation units outstanding at the end of period	73	170	172	274	342	767	1,357	1,565	1,996	2,550

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.35	$12.04	$12.51	$12.42	$12.16	$11.44	$11.35	$10.68	$9.63	$11.42
End of period	$12.90	$12.35	$12.04	$12.51	$12.42	$12.16	$11.44	$11.35	$10.68	$9.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	9,528	10,771	11,878

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.07	$17.45	$17.90	$17.34	$14.47	$12.84	$13.56	$11.95	$9.55	$15.12
End of period	$21.38	$18.07	$17.45	$17.90	$17.34	$14.47	$12.84	$13.56	$11.95	$9.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.84	$13.42	$13.89	$13.67	$12.66	$11.68	$11.86	$10.90	$9.40	$12.22
End of period	$15.04	$13.84	$13.42	$13.89	$13.67	$12.66	$11.68	$11.86	$10.90	$9.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.85	$16.33	$16.84	$16.49	$14.56	$13.10	$13.58	$12.28	$10.18	$14.36
End of period	$19.10	$16.85	$16.33	$16.84	$16.49	$14.56	$13.10	$13.58	$12.28	$10.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$45.36	$45.76	$42.30	$39.82	$29.38	$25.30	$26.20	$22.96	$16.37	$29.31
End of period	$59.24	$45.36	$45.76	$42.30	$39.82	$29.38	$25.30	$26.20	$22.96	$16.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$72.18	$69.62	$66.91	$60.69	$45.49	$40.99	$42.56	$34.06	$23.73	$40.92
End of period	$87.80	$72.18	$69.62	$66.91	$60.69	$45.49	$40.99	$42.56	$34.06	$23.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.36	$9.44	$9.63	$9.81	$10.03	$10.02	$10.11	$10.05	$9.56	$10.40
End of period	$9.25	$9.36	$9.44	$9.63	$9.81	$10.03	$10.02	$10.11	$10.05	$9.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$23.08	$21.30	$22.21	$20.07	$14.97	$12.84	$13.42	$11.85	$8.84	$15.20
End of period	$26.77	$23.08	$21.30	$22.21	$20.07	$14.97	$12.84	$13.42	$11.85	$8.84
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$35.47	$32.75	$33.83	$31.51	$27.02	$25.11	$24.88	$22.97	$19.64	$25.35
End of period	$39.00	$35.47	$32.75	$33.83	$31.51	$27.02	$25.11	$24.88	$22.97	$19.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$9.80	$10.02	$10.26	$10.50	$10.74	$10.99	$11.25	$11.51	$11.76	$11.77
End of period	$9.59	$9.80	$10.02	$10.26	$10.50	$10.74	$10.99	$11.25	$11.51	$11.76
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$29.61	$26.71	$28.21	$25.93	$20.25	$17.81	$18.60	$16.74	$13.82	$21.21
End of period	$33.33	$29.61	$26.71	$28.21	$25.93	$20.25	$17.81	$18.60	$16.74	$13.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

APPENDIX A

JNLNY Separate Account I

Financial Statements

December 31, 2017

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

						JNL Aggressive Growth Allocation Fund - Class A
Assets
Investments, at fair value^						$89,239,199
Receivables:
Investments in Fund shares sold						9,411
Investment Division units sold						273,875
Total assets						89,522,485

Liabilities
Payables:
Investments in Fund shares purchased						273,875
Investment Division units redeemed						6,009
Insurance fees due to Jackson
of New York						3,402
Total liabilities						283,286
Net assets						$89,239,199

^Investments in Funds, shares outstanding						6,869,838
^Investments in Funds, at cost						$75,278,481

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JG - Equity 100 Fund(a)	JG - Fixed Income 100 Fund(a)	JG - Growth Fund(a)	JG - Maximum Growth Fund(a)	JG - Moderate Growth Fund(a)	JNL Aggressive Growth Allocation Fund - Class A	JNL Alt 65 Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	45,221	34,468	188,531	103,027	391,354	969,218	156,402
Total expenses	45,221	34,468	188,531	103,027	391,354	969,218	156,402
Net investment income (loss)	(45,221)	(34,468)	(188,531)	(103,027)	(391,354)	(969,218)	(156,402)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	875,371	177,272	3,812,649	2,107,265	5,980,446	1,002,812	2,556
Net change in unrealized appreciation
(depreciation) on investments	67,345	4,769	(818,735)	(224,661)	(975,578)	11,422,457	950,911
Net realized and unrealized gain (loss)	942,716	182,041	2,993,914	1,882,604	5,004,868	12,425,269	953,467

Net change in net assets
from operations	$897,495	$147,573	$2,805,383	$1,779,577	$4,613,514	$11,456,051	$797,065

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

1

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL Institutional Alt 100 Fund - Class A	JNL Institutional Alt 25 Fund - Class A		JNL Institutional Alt 50 Fund - Class A	JNL Interest Rate Opportunities Fund - Class A
Assets
Investments, at fair value^	$19,896,861	$163,142,367	$18,726,159	$155,800,252		$115,277,805	$3,403,054
Receivables:
Investments in Fund shares sold	894	16,810	534	28,179		187,394	100
Investment Division units sold	—	530,971	149,217	1,640		3,316	—
Total assets	19,897,755	163,690,148	18,875,910	155,830,071		115,468,515	3,403,154

Liabilities
Payables:
Investments in Fund shares purchased	—	530,971	149,217	1,640		3,316	—
Investment Division units redeemed	309	10,642	—	21,683		182,588	—
Insurance fees due to Jackson
of New York	585	6,168	534	6,496		4,806	100
Total liabilities	894	547,781	149,751	29,819		190,710	100
Net assets	$19,896,861	$163,142,367	$18,726,159	$155,800,252		$115,277,805	$3,403,054

^Investments in Funds, shares outstanding	1,679,060	12,031,148	1,758,325	9,127,138		6,733,517	339,626
^Investments in Funds, at cost	$19,009,893	$136,646,405	$18,532,022	$143,837,217		$106,907,978	$3,334,296

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL Institutional Alt 100 Fund - Class A	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 35 Fund - Class A(a)	JNL Institutional Alt 50 Fund - Class A	JNL Interest Rate Opportunities Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	175,856	1,927,341	213,773	1,521,334	848,619	1,638,966	36,309
Total expenses	175,856	1,927,341	213,773	1,521,334	848,619	1,638,966	36,309
Net investment income (loss)	(175,856)	(1,927,341)	(213,773)	(1,521,334)	(848,619)	(1,638,966)	(36,309)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	395,525	3,535,043	(155,954)	845,606	4,550,843	816,087	(987)
Net change in unrealized appreciation
(depreciation) on investments	737,972	18,673,795	1,149,171	12,544,097	1,765,612	9,876,683	138,840
Net realized and unrealized gain (loss)	1,133,497	22,208,838	993,217	13,389,703	6,316,455	10,692,770	137,853

Net change in net assets
from operations	$957,641	$20,281,497	$779,444	$11,868,369	$5,467,836	$9,053,804	$101,544

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

2

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL Moderate Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Real Assets Fund - Class A
Assets
Investments, at fair value^	$35,980,104	$156,925,522	$1,189,108	$3,998,889	$81,526,026	$51,813,848	$487,762
Receivables:
Investments in Fund shares sold	1,816	18,189	102	275	6,106	16,273	14
Investment Division units sold	—	9,483	—	10,000	36,242	27,812	—
Total assets	35,981,920	156,953,194	1,189,210	4,009,164	81,568,374	51,857,933	487,776

Liabilities
Payables:
Investments in Fund shares purchased	—	9,483	—	10,000	36,242	27,812	—
Investment Division units redeemed	765	12,426	70	124	2,699	14,203	—
Insurance fees due to Jackson
of New York	1,051	5,763	32	151	3,407	2,070	14
Total liabilities	1,816	27,672	102	10,275	42,348	44,085	14
Net assets	$35,980,104	$156,925,522	$1,189,108	$3,998,889	$81,526,026	$51,813,848	$487,762

^Investments in Funds, shares outstanding	2,734,050	11,446,063	116,694	324,059	3,150,156	3,379,899	49,569
^Investments in Funds, at cost	$32,757,402	$138,051,445	$1,145,140	$3,731,708	$74,386,805	$47,128,805	$474,577

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL Moderate Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Real Assets Fund - Class A
Investment Income
Dividends	$—	$—	$5,564	$1,900	$—	$286,316	$—
Expenses
Asset-based charges	361,960	1,614,113	8,768	25,235	1,126,281	697,922	5,194
Total expenses	361,960	1,614,113	8,768	25,235	1,126,281	697,922	5,194
Net investment income (loss)	(361,960)	(1,614,113)	(3,204)	(23,335)	(1,126,281)	(411,606)	(5,194)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	5,392	—	2,198,250	—
Investments	584,894	2,209,205	1,629	27,788	(321,278)	643,466	(660)
Net change in unrealized appreciation
(depreciation) on investments	2,853,935	12,654,966	46,021	265,456	17,913,506	1,991,528	29,386
Net realized and unrealized gain (loss)	3,438,829	14,864,171	47,650	298,636	17,592,228	4,833,244	28,726

Net change in net assets
from operations	$3,076,869	$13,250,058	$44,446	$275,301	$16,465,947	$4,421,638	$23,532

See notes to the financial statements.

3

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL Tactical ETF Growth Fund - Class A	JNL Tactical ETF Moderate Fund - Class A	JNL Tactical ETF Moderate Growth Fund - Class A	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Global Bond Fund - Class A
Assets
Investments, at fair value^	$22,458,699	$11,678,606	$26,311,415	$4,387,059	$49,558,677	$248,289,828	$27,352,342
Receivables:
Investments in Fund shares sold	608	344	781	121	7,026	24,556	6,576
Investment Division units sold	—	—	4,000	—	96,665	187,241	41,876
Total assets	22,459,307	11,678,950	26,316,196	4,387,180	49,662,368	248,501,625	27,400,794

Liabilities
Payables:
Investments in Fund shares purchased	—	—	4,000	—	96,665	187,241	41,876
Investment Division units redeemed	9	—	51	—	4,978	13,995	5,433
Insurance fees due to Jackson
of New York	599	344	730	121	2,048	10,561	1,143
Total liabilities	608	344	4,781	121	103,691	211,797	48,452
Net assets	$22,458,699	$11,678,606	$26,311,415	$4,387,059	$49,558,677	$248,289,828	$27,352,342

^Investments in Funds, shares outstanding	1,561,801	950,253	1,937,512	376,895	4,287,083	11,224,676	2,542,039
^Investments in Funds, at cost	$19,523,273	$10,627,629	$22,997,760	$3,992,614	$46,266,958	$188,418,682	$27,159,613

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL Tactical ETF Growth Fund - Class A	JNL Tactical ETF Moderate Fund - Class A	JNL Tactical ETF Moderate Growth Fund - Class A	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Global Bond Fund - Class A
Investment Income
Dividends	$252,620	$173,524	$357,342	$82,069	$322,863	$—	$87,627
Expenses
Asset-based charges	186,402	123,068	245,552	34,567	448,961	3,504,283	411,907
Total expenses	186,402	123,068	245,552	34,567	448,961	3,504,283	411,907
Net investment income (loss)	66,218	50,456	111,790	47,502	(126,098)	(3,504,283)	(324,280)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	469,951	—	—
Investments	240,012	167,382	341,718	20,079	309,088	8,756,840	(75,392)
Net change in unrealized appreciation
(depreciation) on investments	2,866,281	896,993	2,837,803	378,086	3,210,275	26,290,164	1,671,311
Net realized and unrealized gain (loss)	3,106,293	1,064,375	3,179,521	398,165	3,989,314	35,047,004	1,595,919

Net change in net assets
from operations	$3,172,511	$1,114,831	$3,291,311	$445,667	$3,863,216	$31,542,721	$1,271,639

See notes to the financial statements.

4

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class A
Assets
Investments, at fair value^	$11,478,597	$38,217,233	$95,248,854	$27,867,848	$312,996,300	$102,065,184	$119,720,410
Receivables:
Investments in Fund shares sold	1,551	9,012	41,154	14,234	146,965	13,753	55,434
Investment Division units sold	—	32,696	25,404	—	350,367	115,058	41,420
Total assets	11,480,148	38,258,941	95,315,412	27,882,082	313,493,632	102,193,995	119,817,264

Liabilities
Payables:
Investments in Fund shares purchased	—	32,696	25,404	—	350,367	115,058	41,420
Investment Division units redeemed	1,231	7,425	37,265	13,452	134,562	9,657	50,519
Insurance fees due to Jackson
of New York	320	1,587	3,889	782	12,403	4,096	4,915
Total liabilities	1,551	41,708	66,558	14,234	497,332	128,811	96,854
Net assets	$11,478,597	$38,217,233	$95,248,854	$27,867,848	$312,996,300	$102,065,184	$119,720,410

^Investments in Funds, shares outstanding	786,744	2,670,666	5,832,753	1,297,990	14,079,906	6,840,830	8,040,323
^Investments in Funds, at cost	$9,771,438	$35,004,910	$78,596,825	$21,245,387	$236,406,776	$87,177,759	$101,895,145

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class A
Investment Income
Dividends	$63,263	$63,330	$—	$—	$—	$573,384	$—
Expenses
Asset-based charges	92,435	516,318	1,162,705	238,650	3,924,167	1,217,613	1,619,547
Total expenses	92,435	516,318	1,162,705	238,650	3,924,167	1,217,613	1,619,547
Net investment income (loss)	(29,172)	(452,988)	(1,162,705)	(238,650)	(3,924,167)	(644,229)	(1,619,547)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	488,659	5,126,319	—	—	—	4,441,961	—
Investments	164,942	616,935	1,420,358	931,793	9,954,044	1,923,683	2,344,854
Net change in unrealized appreciation
(depreciation) on investments	1,606,078	1,794,754	12,760,609	4,610,019	43,192,760	14,586,887	12,969,210
Net realized and unrealized gain (loss)	2,259,679	7,538,008	14,180,967	5,541,812	53,146,804	20,952,531	15,314,064

Net change in net assets
from operations	$2,230,507	$7,085,020	$13,018,262	$5,303,162	$49,222,637	$20,308,302	$13,694,517
See notes to the financial statements.

5

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/American Funds New World Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Assets
Investments, at fair value^	$65,835,082	$40,566,399	$11,307,217	$2,046,758	$190,065,179	$3,381,418	$50,474,317
Receivables:
Investments in Fund shares sold	12,466	2,789	880	1,820	108,817	97	10,260
Investment Division units sold	65,681	8,388	—	10	224,361	—	12,000
Total assets	65,913,229	40,577,576	11,308,097	2,048,588	190,398,357	3,381,515	50,496,577

Liabilities
Payables:
Investments in Fund shares purchased	65,681	8,388	—	10	224,361	—	12,000
Investment Division units redeemed	9,671	1,076	552	1,762	101,404	—	8,231
Insurance fees due to Jackson
of New York	2,795	1,713	328	58	7,413	97	2,029
Total liabilities	78,147	11,177	880	1,830	333,178	97	22,260
Net assets	$65,835,082	$40,566,399	$11,307,217	$2,046,758	$190,065,179	$3,381,418	$50,474,317

^Investments in Funds, shares outstanding	5,002,666	3,181,678	1,350,922	153,200	15,060,632	350,043	5,755,338
^Investments in Funds, at cost	$56,579,978	$35,747,236	$13,298,783	$2,687,740	$176,584,905	$3,493,972	$52,781,734

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/American Funds New World Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Investment Income
Dividends	$165,864	$217,386	$—	$56,493	$2,840,604	$51,526	$460,119
Expenses
Asset-based charges	810,008	547,962	127,487	19,394	2,577,596	36,474	739,065
Total expenses	810,008	547,962	127,487	19,394	2,577,596	36,474	739,065
Net investment income (loss)	(644,144)	(330,576)	(127,487)	37,099	263,008	15,052	(278,946)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	66,405	—	—	—
Investments	759,254	329,890	(825,920)	(324,644)	839,718	(29,877)	(2,087,823)
Net change in unrealized appreciation
(depreciation) on investments	11,865,542	6,896,866	648,379	410,676	19,555,353	89,159	(413,551)
Net realized and unrealized gain (loss)	12,624,796	7,226,756	(177,541)	152,437	20,395,071	59,282	(2,501,374)

Net change in net assets
from operations	$11,980,652	$6,896,180	$(305,028)	$189,536	$20,658,079	$74,334	$(2,780,320)

See notes to the financial statements.

6

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Brookfield Global Infrastructure and MLP Fund - Class A	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/Crescent High Income Fund - Class A	JNL/DFA Growth Allocation Fund - Class A
Assets
Investments, at fair value^	$147,932,749	$2,008,469	$73,461,986	$43,674,972	$572,473	$4,356,779	$2,240,140
Receivables:
Investments in Fund shares sold	16,530	55	374,251	2,851	37	219	152
Investment Division units sold	126,112	—	18,984	20,749	—	18,365	—
Total assets	148,075,391	2,008,524	73,855,221	43,698,572	572,510	4,375,363	2,240,292

Liabilities
Payables:
Investments in Fund shares purchased	126,112	—	18,984	20,749	—	18,365	—
Investment Division units redeemed	10,410	—	371,387	1,064	15	52	63
Insurance fees due to Jackson
of New York	6,120	55	2,864	1,787	22	167	89
Total liabilities	142,642	55	393,235	23,600	37	18,584	152
Net assets	$147,932,749	$2,008,469	$73,461,986	$43,674,972	$572,473	$4,356,779	$2,240,140

^Investments in Funds, shares outstanding	4,057,398	181,433	5,266,092	2,543,679	52,763	403,779	205,895
^Investments in Funds, at cost	$113,934,166	$1,885,661	$75,147,277	$38,559,508	$562,057	$4,243,501	$2,207,581

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Brookfield Global Infrastructure and MLP Fund - Class A	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A(a)	JNL/Crescent High Income Fund - Class A	JNL/DFA Growth Allocation Fund - Class A(b)
Investment Income
Dividends	$—	$—	$1,348,932	$405,030	$—	$83,213	$64,768
Expenses
Asset-based charges	1,960,271	18,186	1,041,006	579,874	695	54,600	9,752
Total expenses	1,960,271	18,186	1,041,006	579,874	695	54,600	9,752
Net investment income (loss)	(1,960,271)	(18,186)	307,926	(174,844)	(695)	28,613	55,016

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	2,190,629	—	—	—	—	17,730	1,107
Investments	3,959,144	14,700	(631,606)	239,401	88	35,602	13,932
Net change in unrealized appreciation
(depreciation) on investments	30,487,753	124,490	5,984,506	8,929,704	10,416	31,172	32,559
Net realized and unrealized gain (loss)	36,637,526	139,190	5,352,900	9,169,105	10,504	84,504	47,598

Net change in net assets
from operations	$34,677,255	$121,004	$5,660,826	$8,994,261	$9,809	$113,117	$102,614

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

7

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/DFA Moderate Growth Allocation Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A
Assets
Investments, at fair value^	$5,189,920	$62,241,007	$3,955,077	$230,203,430	$747,767	$33,518,789	$76,367,845
Receivables:
Investments in Fund shares sold	208	5,837	349	333,086	21	6,161	7,728
Investment Division units sold	—	296,689	27,006	13,272	—	100,121	137,716
Total assets	5,190,128	62,543,533	3,982,432	230,549,788	747,788	33,625,071	76,513,289

Liabilities
Payables:
Investments in Fund shares purchased	—	296,689	27,006	13,272	—	100,121	137,716
Investment Division units redeemed	15	3,420	238	323,818	—	4,908	4,985
Insurance fees due to Jackson
of New York	193	2,417	111	9,268	21	1,253	2,743
Total liabilities	208	302,526	27,355	346,358	21	106,282	145,444
Net assets	$5,189,920	$62,241,007	$3,955,077	$230,203,430	$747,767	$33,518,789	$76,367,845

^Investments in Funds, shares outstanding	484,586	4,536,517	382,873	17,803,823	67,306	2,240,561	7,045,004
^Investments in Funds, at cost	$5,085,017	$50,026,875	$3,991,448	$226,533,729	$733,100	$31,702,301	$76,361,958

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/DFA Moderate Growth Allocation Fund - Class A(a)	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A
Investment Income
Dividends	$114,467	$514,155	$7,089	$773,380	$3,601	$—	$1,908,812
Expenses
Asset-based charges	21,320	822,223	34,027	3,328,955	5,175	198,188	881,673
Total expenses	21,320	822,223	34,027	3,328,955	5,175	198,188	881,673
Net investment income (loss)	93,147	(308,068)	(26,938)	(2,555,575)	(1,574)	(198,188)	1,027,139

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	3,693	1,077,250	111,463	—	3,783	850,922	—
Investments	1,560	2,372,588	(57,199)	(92,537)	8,302	290,731	53,307
Net change in unrealized appreciation
(depreciation) on investments	104,903	6,644,413	283,117	11,133,410	15,286	1,596,419	624,664
Net realized and unrealized gain (loss)	110,156	10,094,251	337,381	11,040,873	27,371	2,738,072	677,971

Net change in net assets
from operations	$203,303	$9,786,183	$310,443	$8,485,298	$25,797	$2,539,884	$1,705,110

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

8

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class A
Assets
Investments, at fair value^	$2,824,962	$3,731,399	$12,380,816	$85,056,786	$88,605,404	$34,273,673	$43,425,648
Receivables:
Investments in Fund shares sold	77	105	381	19,372	25,689	7,396	8,032
Investment Division units sold	—	—	10	149,327	8,330	28,946	28,589
Total assets	2,825,039	3,731,504	12,381,207	85,225,485	88,639,423	34,310,015	43,462,269

Liabilities
Payables:
Investments in Fund shares purchased	—	—	10	149,327	8,330	28,946	28,589
Investment Division units redeemed	—	—	23	15,857	21,993	5,986	6,394
Insurance fees due to Jackson
of New York	77	105	358	3,515	3,696	1,410	1,638
Total liabilities	77	105	391	168,699	34,019	36,342	36,621
Net assets	$2,824,962	$3,731,399	$12,380,816	$85,056,786	$88,605,404	$34,273,673	$43,425,648

^Investments in Funds, shares outstanding	287,968	295,908	989,674	6,692,115	6,342,549	2,919,393	4,047,125
^Investments in Funds, at cost	$2,819,183	$3,486,451	$11,656,507	$85,658,443	$67,109,077	$30,134,754	$45,097,396

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class A
Investment Income
Dividends	$93,589	$180,453	$196,411	$798,404	$—	$526,685	$—
Expenses
Asset-based charges	24,268	37,039	115,047	1,290,434	1,346,507	481,829	600,351
Total expenses	24,268	37,039	115,047	1,290,434	1,346,507	481,829	600,351
Net investment income (loss)	69,321	143,414	81,364	(492,030)	(1,346,507)	44,856	(600,351)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	234,604	761,994	—	—	—
Investments	3,435	16,748	53,410	(963,986)	3,680,824	561,678	(405,675)
Net change in unrealized appreciation
(depreciation) on investments	24,654	357,801	753,039	8,373,783	6,058,874	4,077,269	1,857,515
Net realized and unrealized gain (loss)	28,089	374,549	1,041,053	8,171,791	9,739,698	4,638,947	1,451,840

Net change in net assets
from operations	$97,410	$517,963	$1,122,417	$7,679,761	$8,393,191	$4,683,803	$851,489

See notes to the financial statements.

9

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton International Small Cap Growth Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class A
Assets
Investments, at fair value^	$164,243,381	$48,550,192	$49,101,490	$65,292,292	$10,787,066	$23,546	$29,554,504
Receivables:
Investments in Fund shares sold	167,413	4,028	24,012	6,108	547	1	5,463
Investment Division units sold	16,525	6,999	174	56,363	193	—	37,098
Total assets	164,427,319	48,561,219	49,125,676	65,354,763	10,787,806	23,547	29,597,065

Liabilities
Payables:
Investments in Fund shares purchased	16,525	6,999	174	56,363	193	—	37,098
Investment Division units redeemed	160,842	2,085	21,985	3,380	152	—	4,469
Insurance fees due to Jackson
of New York	6,571	1,943	2,027	2,728	395	1	994
Total liabilities	183,938	11,027	24,186	62,471	740	1	42,561
Net assets	$164,243,381	$48,550,192	$49,101,490	$65,292,292	$10,787,066	$23,546	$29,554,504

^Investments in Funds, shares outstanding	13,709,798	4,218,088	4,211,105	5,590,093	937,191	2,240	2,442,521
^Investments in Funds, at cost	$154,627,338	$41,350,203	$44,658,055	$66,788,724	$11,043,901	$22,922	$28,651,506

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton International Small Cap Growth Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A(a)	JNL/Harris Oakmark Global Equity Fund - Class A
Investment Income
Dividends	$6,142,218	$404,770	$1,451,969	$1,321,580	$—	$—	$4,400
Expenses
Asset-based charges	2,365,487	571,940	744,743	988,510	141,773	43	107,019
Total expenses	2,365,487	571,940	744,743	988,510	141,773	43	107,019
Net investment income (loss)	3,776,731	(167,170)	707,226	333,070	(141,773)	(43)	(102,619)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	105,946	813,298	—	—	—	—
Investments	1,582,438	562,982	1,061,124	(263,581)	(232,192)	548	73,986
Net change in unrealized appreciation
(depreciation) on investments	7,551,354	9,365,649	490,409	850,829	1,691,251	624	822,991
Net realized and unrealized gain (loss)	9,133,792	10,034,577	2,364,831	587,248	1,459,059	1,172	896,977

Net change in net assets
from operations	$12,910,523	$9,867,407	$3,072,057	$920,318	$1,317,286	$1,129	$794,358

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

10

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Invesco China-India Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco International Growth Fund - Class A	JNL/Invesco Mid Cap Value Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class A
Assets
Investments, at fair value^	$57,110,206	$620,990	$83,510,733	$74,247,095	$32,809,724	$126,618,619	$93,416,672
Receivables:
Investments in Fund shares sold	8,426	24	75,808	5,063	3,219	12,720	24,593
Investment Division units sold	3,192	—	94,078	13,375	7,712	80,418	86,366
Total assets	57,121,824	621,014	83,680,619	74,265,533	32,820,655	126,711,757	93,527,631

Liabilities
Payables:
Investments in Fund shares purchased	3,192	—	94,078	13,375	7,712	80,418	86,366
Investment Division units redeemed	6,076	—	72,465	2,145	1,837	7,699	21,008
Insurance fees due to Jackson
of New York	2,350	24	3,343	2,918	1,382	5,021	3,585
Total liabilities	11,618	24	169,886	18,438	10,931	93,138	110,959
Net assets	$57,110,206	$620,990	$83,510,733	$74,247,095	$32,809,724	$126,618,619	$93,416,672

^Investments in Funds, shares outstanding	5,439,067	60,115	8,376,202	5,265,751	1,892,141	5,083,044	2,706,945
^Investments in Funds, at cost	$43,175,402	$609,735	$85,250,691	$65,189,990	$26,995,420	$102,126,993	$81,011,614

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Invesco China-India Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A(a)	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco International Growth Fund - Class A	JNL/Invesco Mid Cap Value Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class A
Investment Income
Dividends	$127,655	$—	$2,522,558	$973,115	$375,365	$—	$—
Expenses
Asset-based charges	688,248	1,492	1,184,602	965,402	465,074	1,555,562	1,120,997
Total expenses	688,248	1,492	1,184,602	965,402	465,074	1,555,562	1,120,997
Net investment income (loss)	(560,593)	(1,492)	1,337,956	7,713	(89,709)	(1,555,562)	(1,120,997)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	1,633,122	268,145	—	3,037,575	1,283,806
Investments	1,566,066	9,202	(735,461)	1,383,095	812,990	2,911,513	915,686
Net change in unrealized appreciation
(depreciation) on investments	16,565,709	11,255	4,450,937	11,011,251	1,731,766	18,247,382	18,048,540
Net realized and unrealized gain (loss)	18,131,775	20,457	5,348,598	12,662,491	2,544,756	24,196,470	20,248,032

Net change in net assets
from operations	$17,571,182	$18,965	$6,686,554	$12,670,204	$2,455,047	$22,640,908	$19,127,035

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

11

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class A	JNL/MC 10 x 10 Fund - Class A	JNL/MC Bond Index Fund - Class A	JNL/MC Consumer Discretionary Sector Fund - Class A	JNL/MC Consumer Staples Sector Fund - Class A
Assets
Investments, at fair value^	$59,268,687	$33,532,053	$3,896,736	$44,740,993	$65,798,421	$73,244,586	$556,812
Receivables:
Investments in Fund shares sold	6,711	3,056	106	2,752	27,249	13,671	54
Investment Division units sold	2,976	161,686	—	—	67,364	21,817	16,698
Total assets	59,278,374	33,696,795	3,896,842	44,743,745	65,893,034	73,280,074	573,564

Liabilities
Payables:
Investments in Fund shares purchased	2,976	161,686	—	—	67,364	21,817	16,698
Investment Division units redeemed	4,454	1,811	—	899	24,723	10,754	33
Insurance fees due to Jackson
of New York	2,257	1,245	106	1,853	2,526	2,917	21
Total liabilities	9,687	164,742	106	2,752	94,613	35,488	16,752
Net assets	$59,268,687	$33,532,053	$3,896,736	$44,740,993	$65,798,421	$73,244,586	$556,812

^Investments in Funds, shares outstanding	4,527,784	2,926,008	292,768	3,235,068	5,599,866	3,519,682	52,480
^Investments in Funds, at cost	$60,830,598	$30,009,017	$3,452,399	$32,118,073	$66,423,039	$64,268,789	$537,241

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class A	JNL/MC 10 x 10 Fund - Class A	JNL/MC Bond Index Fund - Class A	JNL/MC Consumer Discretionary Sector Fund - Class A	JNL/MC Consumer Staples Sector Fund - Class A(a)
Investment Income
Dividends	$1,510,891	$388,869	$79,178	$—	$1,211,027	$741,751	$—
Expenses
Asset-based charges	805,645	430,261	36,148	650,998	870,198	920,342	832
Total expenses	805,645	430,261	36,148	650,998	870,198	920,342	832
Net investment income (loss)	705,246	(41,392)	43,030	(650,998)	340,829	(178,591)	(832)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	3,699,166	—
Investments	(386,173)	83,526	(18,557)	2,146,044	(116,560)	1,336,571	565
Net change in unrealized appreciation
(depreciation) on investments	273,068	7,282,549	820,380	4,350,220	703,384	6,925,485	19,571
Net realized and unrealized gain (loss)	(113,105)	7,366,075	801,823	6,496,264	586,824	11,961,222	20,136

Net change in net assets
from operations	$592,141	$7,324,683	$844,853	$5,845,266	$927,653	$11,782,631	$19,304

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

12

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC DowSM Index Fund - Class A	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Energy Sector Fund - Class A	JNL/MC European 30 Fund - Class A	JNL/MC Financial Sector Fund - Class A	JNL/MC Healthcare Sector Fund - Class A	JNL/MC Index 5 Fund - Class A
Assets
Investments, at fair value^	$7,845,668	$86,978,016	$110,228,070	$36,008,612	$113,824,654	$240,876,890	$89,323,060
Receivables:
Investments in Fund shares sold	531	12,011	19,009	2,253	16,245	39,856	173,264
Investment Division units sold	16,318	103,124	28,863	15,505	83,439	158,017	166,749
Total assets	7,862,517	87,093,151	110,275,942	36,026,370	113,924,338	241,074,763	89,663,073

Liabilities
Payables:
Investments in Fund shares purchased	16,318	103,124	28,863	15,505	83,439	158,017	166,749
Investment Division units redeemed	222	8,536	14,525	849	11,724	30,219	169,503
Insurance fees due to Jackson
of New York	309	3,475	4,484	1,404	4,521	9,637	3,761
Total liabilities	16,849	115,135	47,872	17,758	99,684	197,873	340,013
Net assets	$7,845,668	$86,978,016	$110,228,070	$36,008,612	$113,824,654	$240,876,890	$89,323,060

^Investments in Funds, shares outstanding	283,647	7,383,533	4,221,680	2,657,462	8,165,327	9,398,240	6,109,648
^Investments in Funds, at cost	$7,119,716	$72,911,700	$113,302,564	$33,904,360	$93,377,332	$224,054,007	$68,120,924

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC DowSM Index Fund - Class A(a)	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Energy Sector Fund - Class A	JNL/MC European 30 Fund - Class A	JNL/MC Financial Sector Fund - Class A	JNL/MC Healthcare Sector Fund - Class A	JNL/MC Index 5 Fund - Class A
Investment Income
Dividends	$—	$644,307	$2,260,634	$953,792	$955,966	$1,945,412	$—
Expenses
Asset-based charges	33,213	972,157	1,530,824	443,255	1,446,267	3,233,199	1,345,938
Total expenses	33,213	972,157	1,530,824	443,255	1,446,267	3,233,199	1,345,938
Net investment income (loss)	(33,213)	(327,850)	729,810	510,537	(490,301)	(1,287,787)	(1,345,938)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	3,761,671	14,759,425	—
Investments	33,801	1,140,351	(2,843,584)	(46,391)	4,159,349	2,498,460	3,774,193
Net change in unrealized appreciation
(depreciation) on investments	725,952	17,527,947	(2,597,717)	5,364,842	9,172,780	24,311,888	8,686,728
Net realized and unrealized gain (loss)	759,753	18,668,298	(5,441,301)	5,318,451	17,093,800	41,569,773	12,460,921

Net change in net assets
from operations	$726,540	$18,340,448	$(4,711,491)	$5,828,988	$16,603,499	$40,281,986	$11,114,983

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

13

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC Industrials Sector Fund - Class A	JNL/MC Information Technology Sector Fund - Class A	JNL/MC International Index Fund - Class A	JNL/MC JNL 5 Fund - Class A	JNL/MC Materials Sector Fund - Class A	JNL/MC MSCI KLD 400 Social Index Fund - Class A	JNL/MC MSCI World Index Fund - Class A
Assets
Investments, at fair value^	$453,252	$194,490,317	$114,681,139	$261,301,713	$641,173	$706,467	$770,882
Receivables:
Investments in Fund shares sold	53	536,583	38,610	44,981	47	95	20,030
Investment Division units sold	—	79,475	114,224	136	—	—	8,314
Total assets	453,305	195,106,375	114,833,973	261,346,830	641,220	706,562	799,226

Liabilities
Payables:
Investments in Fund shares purchased	—	79,475	114,224	136	—	—	8,314
Investment Division units redeemed	35	528,527	34,000	33,842	19	65	20,000
Insurance fees due to Jackson
of New York	18	8,056	4,610	11,139	28	30	30
Total liabilities	53	616,058	152,834	45,117	47	95	28,344
Net assets	$453,252	$194,490,317	$114,681,139	$261,301,713	$641,173	$706,467	$770,882

^Investments in Funds, shares outstanding	42,479	12,703,482	7,356,070	16,739,379	60,035	63,876	27,011
^Investments in Funds, at cost	$437,134	$144,622,652	$100,657,129	$197,964,191	$619,270	$683,589	$734,849

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC Industrials Sector Fund - Class A(a)	JNL/MC Information Technology Sector Fund - Class A	JNL/MC International Index Fund - Class A	JNL/MC JNL 5 Fund - Class A	JNL/MC Materials Sector Fund - Class A(a)	JNL/MC MSCI KLD 400 Social Index Fund - Class A(b)	JNL/MC MSCI World Index Fund - Class A(b)
Investment Income
Dividends	$—	$1,009,554	$2,871,273	$5,218,551	$—	$3,626	$—
Expenses
Asset-based charges	852	2,456,392	1,437,894	3,819,573	1,828	3,070	3,347
Total expenses	852	2,456,392	1,437,894	3,819,573	1,828	3,070	3,347
Net investment income (loss)	(852)	(1,446,838)	1,433,379	1,398,978	(1,828)	556	(3,347)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	3,490,499	—	—	—	12,244	—
Investments	15	8,408,524	1,397,798	10,997,053	1,226	1,998	9,905
Net change in unrealized appreciation
(depreciation) on investments	16,118	35,419,743	16,902,127	23,037,329	21,903	22,878	36,033
Net realized and unrealized gain (loss)	16,133	47,318,766	18,299,925	34,034,382	23,129	37,120	45,938

Net change in net assets
from operations	$15,281	$45,871,928	$19,733,304	$35,433,360	$21,301	$37,676	$42,591

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

14

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Real Estate Sector Fund - Class A	JNL/MC S&P 1500 Growth Index Fund - Class A	JNL/MC S&P 1500 Value Index Fund - Class A		JNL/MC S&P 400 MidCap Index Fund - Class A
Assets
Investments, at fair value^	$120,499,453	$22,204,606	$1,159,800	$677,259	$972,488		$204,964,383
Receivables:
Investments in Fund shares sold	23,119	1,627	122	145	26		33,110
Investment Division units sold	229,878	8,160	16,974	—	—		287,121
Total assets	120,752,450	22,214,393	1,176,896	677,404	972,514		205,284,614

Liabilities
Payables:
Investments in Fund shares purchased	229,878	8,160	16,974	—	—		287,121
Investment Division units redeemed	18,423	776	68	119	—		24,927
Insurance fees due to Jackson
of New York	4,696	851	54	26	26		8,183
Total liabilities	252,997	9,787	17,096	145	26		320,231
Net assets	$120,499,453	$22,204,606	$1,159,800	$677,259	$972,488		$204,964,383

^Investments in Funds, shares outstanding	5,268,887	1,327,233	113,372	63,059	90,887		9,462,806
^Investments in Funds, at cost	$104,324,516	$19,596,874	$1,135,229	$668,931	$967,092		$178,220,060

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Real Estate Sector Fund - Class A(a)	JNL/MC S&P 1500 Growth Index Fund - Class A(a)	JNL/MC S&P 1500 Value Index Fund - Class A(a)	JNL/MC S&P 24 Fund - Class A(b)	JNL/MC S&P 400 MidCap Index Fund - Class A
Investment Income
Dividends	$334,839	$654,643	$—	$—	$—	$358,401	$1,825,586
Expenses
Asset-based charges	1,403,398	280,527	4,411	930	529	120,541	2,723,827
Total expenses	1,403,398	280,527	4,411	930	529	120,541	2,723,827
Net investment income (loss)	(1,068,559)	374,116	(4,411)	(930)	(529)	237,860	(898,241)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,877,307	—	—	—	—	—	12,905,107
Investments	2,291,210	448,266	576	117	11	(11,041,745)	4,044,656
Net change in unrealized appreciation
(depreciation) on investments	20,470,956	2,887,315	24,571	8,328	5,396	11,231,246	8,486,025
Net realized and unrealized gain (loss)	24,639,473	3,335,581	25,147	8,445	5,407	189,501	25,435,788

Net change in net assets
from operations	$23,570,914	$3,709,697	$20,736	$7,515	$4,878	$427,361	$24,537,547

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through April 24, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

15

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC S&P 500 Index Fund - Class A	JNL/MC S&P SMid 60 Fund - Class A	JNL/MC Small Cap Index Fund - Class A	JNL/MC Tele-communications Sector Fund - Class A	JNL/MC Utilities Sector Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A	JNL/MMRS Conservative Fund - Class A
Assets
Investments, at fair value^	$567,213,594	$30,497,195	$152,687,403	$11,815,301	$5,002,678	$81,851,080	$19,663,637
Receivables:
Investments in Fund shares sold	156,209	5,102	28,544	1,358	148	6,410	570
Investment Division units sold	530,507	4,460	225,591	169	335	52	182
Total assets	567,900,310	30,506,757	152,941,538	11,816,828	5,003,161	81,857,542	19,664,389

Liabilities
Payables:
Investments in Fund shares purchased	530,507	4,460	225,591	169	335	52	182
Investment Division units redeemed	133,522	3,926	22,453	883	3	3,020	3
Insurance fees due to Jackson
of New York	22,687	1,176	6,091	475	145	3,390	567
Total liabilities	686,716	9,562	254,135	1,527	483	6,462	752
Net assets	$567,213,594	$30,497,195	$152,687,403	$11,815,301	$5,002,678	$81,851,080	$19,663,637

^Investments in Funds, shares outstanding	25,852,944	3,333,027	7,746,697	812,048	379,566	6,747,822	1,664,999
^Investments in Funds, at cost	$443,405,424	$30,670,201	$128,494,150	$11,132,978	$4,590,788	$75,109,896	$18,016,150

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC S&P 500 Index Fund - Class A	JNL/MC S&P SMid 60 Fund - Class A	JNL/MC Small Cap Index Fund - Class A	JNL/MC Tele-communications Sector Fund - Class A	JNL/MC Utilities Sector Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A	JNL/MMRS Conservative Fund - Class A
Investment Income
Dividends	$6,755,280	$217,853	$1,150,305	$407,380	$122,739	$977,888	$—
Expenses
Asset-based charges	7,086,655	483,900	1,983,070	180,073	53,492	1,165,957	204,963
Total expenses	7,086,655	483,900	1,983,070	180,073	53,492	1,165,957	204,963
Net investment income (loss)	(331,375)	(266,047)	(832,765)	227,307	69,247	(188,069)	(204,963)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	8,162,711	149,976	5,809,387	476,646	133,322	—	—
Investments	16,005,733	(1,043,937)	4,031,604	372,834	134,679	418,055	152,382
Net change in unrealized appreciation
(depreciation) on investments	61,893,336	(758,375)	6,028,588	(832,510)	147,572	8,113,053	1,834,887
Net realized and unrealized gain (loss)	86,061,780	(1,652,336)	15,869,579	16,970	415,573	8,531,108	1,987,269

Net change in net assets
from operations	$85,730,405	$(1,918,383)	$15,036,814	$244,277	$484,820	$8,343,039	$1,782,306

See notes to the financial statements.

16

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MMRS Growth Fund - Class A	JNL/MMRS Moderate Fund - Class A		JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class A
Assets
Investments, at fair value^	$1,721,098	$8,764,586		$753,205	$581,755	$47,867,959	$7,402,525
Receivables:
Investments in Fund shares sold	51	248		22	16	17,609	210
Investment Division units sold	—	149,214		55	—	77,102	—
Total assets	1,721,149	8,914,048		753,282	581,771	47,962,670	7,402,735

Liabilities
Payables:
Investments in Fund shares purchased	—	149,214		55	—	77,102	—
Investment Division units redeemed	4	—		—	—	15,703	1
Insurance fees due to Jackson
of New York	47	248		22	16	1,906	209
Total liabilities	51	149,462		77	16	94,711	210
Net assets	$1,721,098	$8,764,586		$753,205	$581,755	$47,867,959	$7,402,525

^Investments in Funds, shares outstanding	140,269	737,139		75,471	51,758	4,320,213	730,753
^Investments in Funds, at cost	$1,474,450	$7,795,630		$759,004	$662,391	$47,037,485	$7,586,216

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MMRS Growth Fund - Class A	JNL/MMRS Moderate Fund - Class A	JNL/Morgan Stanley Mid Cap Growth Fund - Class A(a)	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$102,635	$1,347,411	$294,808
Expenses
Asset-based charges	17,958	87,081	50,152	8,700	5,385	658,178	78,913
Total expenses	17,958	87,081	50,152	8,700	5,385	658,178	78,913
Net investment income (loss)	(17,958)	(87,081)	(50,152)	(8,700)	97,250	689,233	215,895

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	81,996	63,926	279,599	(2,533)	(11,646)	227,833	(38,410)
Net change in unrealized appreciation
(depreciation) on investments	262,558	1,138,404	1,008,721	21,337	(58,329)	1,260,033	113,489
Net realized and unrealized gain (loss)	344,554	1,202,330	1,288,320	18,804	(69,975)	1,487,866	75,079

Net change in net assets
from operations	$326,596	$1,115,249	$1,238,168	$10,104	$27,275	$2,177,099	$290,974

(a)	The period is from January 1, 2017 through April 24, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

17

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/PIMCO Credit Income Fund - Class A	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Real Return Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A
Assets
Investments, at fair value^	$1,951,967	$142,339,186	$23,680,222	$4,780,133	$79,953,991	$94,067,032	$120,556,663
Receivables:
Investments in Fund shares sold	81	32,220	9,481	224	15,697	13,509	24,972
Investment Division units sold	—	219,834	32,094	66,790	6,248	42,271	58,969
Total assets	1,952,048	142,591,240	23,721,797	4,847,147	79,975,936	94,122,812	120,640,604

Liabilities
Payables:
Investments in Fund shares purchased	—	219,834	32,094	66,790	6,248	42,271	58,969
Investment Division units redeemed	25	26,344	8,543	58	12,505	9,939	20,239
Insurance fees due to Jackson
of New York	56	5,876	938	166	3,192	3,570	4,733
Total liabilities	81	252,054	41,575	67,014	21,945	55,780	83,941
Net assets	$1,951,967	$142,339,186	$23,680,222	$4,780,133	$79,953,991	$94,067,032	$120,556,663

^Investments in Funds, shares outstanding	163,618	7,665,007	2,022,222	474,690	8,035,577	8,924,766	8,838,465
^Investments in Funds, at cost	$1,643,250	$109,916,516	$23,129,604	$4,769,382	$88,252,482	$95,450,555	$120,034,786

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/PIMCO Credit Income Fund - Class A	JNL/PIMCO Income Fund - Class A(a)	JNL/PIMCO Real Return Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A
Investment Income
Dividends	$868	$922,157	$342,878	$—	$—	$3,232,047	$7,076,035
Expenses
Asset-based charges	11,485	1,740,371	240,335	7,400	1,158,705	1,343,996	1,735,733
Total expenses	11,485	1,740,371	240,335	7,400	1,158,705	1,343,996	1,735,733
Net investment income (loss)	(10,617)	(818,214)	102,543	(7,400)	(1,158,705)	1,888,051	5,340,302

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	50,449	—	—	—	—
Investments	33,279	3,387,038	87,707	779	(2,090,762)	(219,772)	418,660
Net change in unrealized appreciation
(depreciation) on investments	322,496	30,476,446	559,359	10,751	4,498,425	(212,606)	1,071,822
Net realized and unrealized gain (loss)	355,775	33,863,484	697,515	11,530	2,407,663	(432,378)	1,490,482

Net change in net assets
from operations	$345,158	$33,045,270	$800,058	$4,130	$1,248,958	$1,455,673	$6,830,784

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

18

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/PPM America Long Short Credit Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Value Equity Fund - Class A		JNL/S&P 4 Fund - Class A
Assets
Investments, at fair value^	$974,814	$37,793,550	$67,562,599	$25,247,824	$15,294,915		$511,544,024
Receivables:
Investments in Fund shares sold	27	3,612	49,660	14,635	880		190,723
Investment Division units sold	—	7	29,902	14,618	—		1,123,742
Total assets	974,841	37,797,169	67,642,161	25,277,077	15,295,795		512,858,489

Liabilities
Payables:
Investments in Fund shares purchased	—	7	29,902	14,618	—		1,123,742
Investment Division units redeemed	—	2,158	46,866	13,712	237		170,655
Insurance fees due to Jackson
of New York	27	1,454	2,794	923	643		20,068
Total liabilities	27	3,619	79,562	29,253	880		1,314,465
Net assets	$974,814	$37,793,550	$67,562,599	$25,247,824	$15,294,915		$511,544,024

^Investments in Funds, shares outstanding	109,407	2,398,068	4,450,764	2,112,789	641,296		25,063,401
^Investments in Funds, at cost	$1,016,758	$34,114,571	$55,329,596	$25,158,043	$11,923,529		$423,331,874

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/PPM America Long Short Credit Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Value Equity Fund - Class A	JNL/Red Rocks Listed Private Equity Fund - Class A(a)	JNL/S&P 4 Fund - Class A
Investment Income
Dividends	$37,932	$241,533	$219,086	$580,875	$192,402	$945,986	$—
Expenses
Asset-based charges	9,494	538,048	885,653	327,831	215,973	235,908	7,104,864
Total expenses	9,494	538,048	885,653	327,831	215,973	235,908	7,104,864
Net investment income (loss)	28,438	(296,515)	(666,567)	253,044	(23,571)	710,078	(7,104,864)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	1,286,074	436,834	—	—	210,545	—
Investments	(9,010)	976,596	2,493,847	3,917	671,469	657,358	11,474,404
Net change in unrealized appreciation
(depreciation) on investments	5,780	1,738,452	6,265,397	412,185	1,073,165	3,979,132	59,105,791
Net realized and unrealized gain (loss)	(3,230)	4,001,122	9,196,078	416,102	1,744,634	4,847,035	70,580,195

Net change in net assets
from operations	$25,208	$3,704,607	$8,529,511	$669,146	$1,721,063	$5,557,113	$63,475,331

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

19

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Dividend Income & Growth Fund - Class A	JNL/S&P International 5 Fund - Class A	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Growth Fund - Class A
Assets
Investments, at fair value^	$56,464,159	$291,181,699	$3,911,988	$59,146,333	$157,774,288	$126,821,829	$397,279,465
Receivables:
Investments in Fund shares sold	17,384	159,071	658	17,315	10,603	306,374	480,801
Investment Division units sold	1,000	115,422	—	9,148	215	—	35,332
Total assets	56,482,543	291,456,192	3,912,646	59,172,796	157,785,106	127,128,203	397,795,598

Liabilities
Payables:
Investments in Fund shares purchased	1,000	115,422	—	9,148	215	—	35,332
Investment Division units redeemed	15,154	147,347	545	14,936	3,945	301,006	464,187
Insurance fees due to Jackson
of New York	2,230	11,724	113	2,379	6,658	5,368	16,614
Total liabilities	18,384	274,493	658	26,463	10,818	306,374	516,133
Net assets	$56,464,159	$291,181,699	$3,911,988	$59,146,333	$157,774,288	$126,821,829	$397,279,465

^Investments in Funds, shares outstanding	3,349,001	18,210,238	339,288	4,037,292	7,103,750	9,450,211	21,064,659
^Investments in Funds, at cost	$52,475,224	$270,381,207	$3,530,233	$57,646,891	$118,088,705	$111,579,351	$282,276,808

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Dividend Income & Growth Fund - Class A	JNL/S&P International 5 Fund - Class A	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Growth Fund - Class A
Investment Income
Dividends	$766,846	$8,215,635	$329,067	$1,499,735	$—	$—	$—
Expenses
Asset-based charges	874,816	4,467,323	32,486	844,616	2,235,286	2,039,585	5,747,300
Total expenses	874,816	4,467,323	32,486	844,616	2,235,286	2,039,585	5,747,300
Net investment income (loss)	(107,970)	3,748,312	296,581	655,119	(2,235,286)	(2,039,585)	(5,747,300)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	430,995	17,354,057	—	—	—	—	—
Investments	(1,679,644)	6,034,525	87,727	(1,071,256)	5,203,585	3,246,701	14,736,041
Net change in unrealized appreciation
(depreciation) on investments	10,844,357	1,601,687	402,298	9,524,221	24,783,675	5,545,430	56,705,887
Net realized and unrealized gain (loss)	9,595,708	24,990,269	490,025	8,452,965	29,987,260	8,792,131	71,441,928

Net change in net assets
from operations	$9,487,738	$28,738,581	$786,606	$9,108,084	$27,751,974	$6,752,546	$65,694,628
See notes to the financial statements.

20

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Growth Fund - Class A	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Total Yield Fund - Class A	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class A
Assets
Investments, at fair value^	$291,601,609	$473,768,422	$21,728,791	$38,777,855	$4,440,570	$112,574,556	$439,672,797
Receivables:
Investments in Fund shares sold	37,240	311,397	3,355	19,885	192	36,141	50,844
Investment Division units sold	8,000	50,421	—	32	166	87,889	1,746,676
Total assets	291,646,849	474,130,240	21,732,146	38,797,772	4,440,928	112,698,586	441,470,317

Liabilities
Payables:
Investments in Fund shares purchased	8,000	50,421	—	32	166	87,889	1,746,676
Investment Division units redeemed	25,174	291,872	2,534	18,339	68	32,418	33,280
Insurance fees due to Jackson
of New York	12,066	19,525	821	1,546	124	3,723	17,564
Total liabilities	45,240	361,818	3,355	19,917	358	124,030	1,797,520
Net assets	$291,601,609	$473,768,422	$21,728,791	$38,777,855	$4,440,570	$112,574,556	$439,672,797

^Investments in Funds, shares outstanding	18,898,354	27,010,742	1,694,913	2,754,109	446,288	7,866,845	9,997,108
^Investments in Funds, at cost	$236,986,500	$360,141,800	$18,873,823	$37,458,017	$4,374,583	$104,275,511	$350,424,878

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Growth Fund - Class A	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Total Yield Fund - Class A	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class A
Investment Income
Dividends	$—	$—	$393,902	$846,607	$35,786	$574,703	$203,229
Expenses
Asset-based charges	4,398,074	6,998,052	282,347	585,712	45,770	762,571	5,218,142
Total expenses	4,398,074	6,998,052	282,347	585,712	45,770	762,571	5,218,142
Net investment income (loss)	(4,398,074)	(6,998,052)	111,555	260,895	(9,984)	(187,868)	(5,014,913)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	1,006,025	29,404	662,641	19,834,917
Investments	9,065,903	18,701,517	468,246	(215,019)	21,037	705,977	13,363,302
Net change in unrealized appreciation
(depreciation) on investments	21,644,228	49,866,642	1,439,023	2,426,309	(10,574)	6,663,888	64,101,517
Net realized and unrealized gain (loss)	30,710,131	68,568,159	1,907,269	3,217,315	39,867	8,032,506	97,299,736

Net change in net assets
from operations	$26,312,057	$61,570,107	$2,018,824	$3,478,210	$29,883	$7,844,638	$92,284,823

See notes to the financial statements.

21

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Value Fund - Class A	JNL/The Boston Company Equity Income Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/VanEck International Gold Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A
Assets
Investments, at fair value^	$286,478,223	$63,059,643	$159,464,938	$16,389,036	$1,779,083	$3,802,513	$5,201,805
Receivables:
Investments in Fund shares sold	109,697	37,057	30,730	12,191	294	1,039	364
Investment Division units sold	330,233	64,685	64,818	6,298	—	32	72,936
Total assets	286,918,153	63,161,385	159,560,486	16,407,525	1,779,377	3,803,584	5,275,105

Liabilities
Payables:
Investments in Fund shares purchased	330,233	64,685	64,818	6,298	—	32	72,936
Investment Division units redeemed	97,814	34,633	24,017	11,720	245	932	159
Insurance fees due to Jackson
of New York	11,883	2,424	6,713	471	49	107	205
Total liabilities	439,930	101,742	95,548	18,489	294	1,071	73,300
Net assets	$286,478,223	$63,059,643	$159,464,938	$16,389,036	$1,779,083	$3,802,513	$5,201,805

^Investments in Funds, shares outstanding	6,060,466	6,434,657	9,133,158	954,516	118,212	369,894	481,649
^Investments in Funds, at cost	$233,423,858	$63,889,677	$141,382,960	$13,353,642	$1,416,105	$3,837,177	$5,099,400

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Value Fund - Class A	JNL/The Boston Company Equity Income Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/VanEck International Gold Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A(a)
Investment Income
Dividends	$—	$905,239	$2,276,386	$230,535	$11,123	$159,325	$—
Expenses
Asset-based charges	3,793,560	884,705	2,158,306	156,366	15,691	36,265	8,095
Total expenses	3,793,560	884,705	2,158,306	156,366	15,691	36,265	8,095
Net investment income (loss)	(3,793,560)	20,534	118,080	74,169	(4,568)	123,060	(8,095)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	12,895,824	—	6,066,709	285,483	—	—	—
Investments	7,955,771	(174,777)	2,188,886	380,235	30,394	(3,758)	4,241
Net change in unrealized appreciation
(depreciation) on investments	32,455,081	(32,425)	13,614,888	1,321,409	218,112	228,550	102,405
Net realized and unrealized gain (loss)	53,306,676	(207,202)	21,870,483	1,987,127	248,506	224,792	106,646

Net change in net assets
from operations	$49,513,116	$(186,668)	$21,988,563	$2,061,296	$243,938	$347,852	$98,551

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

22

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Growth Allocation Fund - Class A	JNL/Vanguard International Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard Moderate Allocation Fund - Class A	JNL/Vanguard Moderate Growth Allocation Fund - Class A
Assets
Investments, at fair value^	$4,692,527	$2,031,526	$1,599,982	$5,081,305	$3,426,814	$4,460,293	$3,817,294
Receivables:
Investments in Fund shares sold	1,193	85	105	462	295	267	148
Investment Division units sold	10,689	12,500	24,530	22,430	47,297	67,360	19,187
Total assets	4,704,409	2,044,111	1,624,617	5,104,197	3,474,406	4,527,920	3,836,629

Liabilities
Payables:
Investments in Fund shares purchased	10,689	12,500	24,530	22,430	47,297	67,360	19,187
Investment Division units redeemed	997	—	45	264	171	93	3
Insurance fees due to Jackson
of New York	196	85	60	198	124	174	145
Total liabilities	11,882	12,585	24,635	22,892	47,592	67,627	19,335
Net assets	$4,692,527	$2,031,526	$1,599,982	$5,081,305	$3,426,814	$4,460,293	$3,817,294

^Investments in Funds, shares outstanding	439,787	202,142	152,524	491,422	327,925	436,001	368,109
^Investments in Funds, at cost	$4,561,320	$2,026,063	$1,577,060	$5,001,991	$3,343,427	$4,418,245	$3,744,812

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Vanguard Equity Income Fund - Class A(a)	JNL/Vanguard Global Bond Market Index Fund - Class A(a)	JNL/Vanguard Growth Allocation Fund - Class A(a)	JNL/Vanguard International Fund - Class A(a)	JNL/Vanguard International Stock Market Index Fund - Class A(a)	JNL/Vanguard Moderate Allocation Fund - Class A(a)	JNL/Vanguard Moderate Growth Allocation Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	9,377	5,358	1,812	9,530	5,589	6,297	7,049
Total expenses	9,377	5,358	1,812	9,530	5,589	6,297	7,049
Net investment income (loss)	(9,377)	(5,358)	(1,812)	(9,530)	(5,589)	(6,297)	(7,049)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	1,186	486	45	353	123	64	135
Net change in unrealized appreciation
(depreciation) on investments	131,207	5,463	22,922	79,314	83,387	42,048	72,482
Net realized and unrealized gain (loss)	132,393	5,949	22,967	79,667	83,510	42,112	72,617

Net change in net assets
from operations	$123,016	$591	$21,155	$70,137	$77,921	$35,815	$65,568

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

23

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A	JNL/WMC Balanced Fund - Class A	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Value Fund - Class A
Assets
Investments, at fair value^	$3,800,966	$4,835,592	$2,248,921	$349,477	$398,490,116	$67,398,503	$55,521,833
Receivables:
Investments in Fund shares sold	263	167	10,193	9	71,843	38,314	5,217
Investment Division units sold	20,000	30,684	—	—	43,181	7,312	2,512
Total assets	3,821,229	4,866,443	2,259,114	349,486	398,605,140	67,444,129	55,529,562

Liabilities
Payables:
Investments in Fund shares purchased	20,000	30,684	—	—	43,181	7,312	2,512
Investment Division units redeemed	109	—	10,133	—	56,510	35,760	2,893
Insurance fees due to Jackson
of New York	154	167	60	9	15,333	2,554	2,324
Total liabilities	20,263	30,851	10,193	9	115,024	45,626	7,729
Net assets	$3,800,966	$4,835,592	$2,248,921	$349,477	$398,490,116	$67,398,503	$55,521,833

^Investments in Funds, shares outstanding	353,907	451,502	155,742	34,948	16,589,930	67,398,503	2,268,049
^Investments in Funds, at cost	$3,706,727	$4,703,595	$1,866,528	$347,716	$354,155,458	$67,398,503	$48,634,357

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Vanguard Small Company Growth Fund - Class A(a)	JNL/Vanguard U.S. Stock Market Index Fund - Class A(a)	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A	JNL/WMC Balanced Fund - Class A	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Value Fund - Class A
Investment Income
Dividends	$—	$—	$6,254	$6,985	$5,127,145	$81,459	$870,859
Expenses
Asset-based charges	7,051	7,729	17,514	2,182	5,059,093	922,236	791,815
Total expenses	7,051	7,729	17,514	2,182	5,059,093	922,236	791,815
Net investment income (loss)	(7,051)	(7,729)	(11,260)	4,803	68,052	(840,777)	79,044

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	1,580	—	8,109,862	—	2,905,505
Investments	(383)	5,030	83,890	2,028	5,454,883	—	1,392,277
Net change in unrealized appreciation
(depreciation) on investments	94,239	131,997	366,768	(321)	23,804,714	—	2,208,050
Net realized and unrealized gain (loss)	93,856	137,027	452,238	1,707	37,369,459	—	6,505,832

Net change in net assets
from operations	$86,805	$129,298	$440,978	$6,510	$37,437,511	$(840,777)	$6,584,876

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

24

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JG - Equity 100 Fund(a)	JG - Fixed Income 100 Fund(a)	JG - Growth Fund(a)	JG - Maximum Growth Fund(a)	JG - Moderate Growth Fund(a)	JNL Aggressive Growth Allocation Fund - Class A	JNL Alt 65 Fund - Class A(a)
Operations
Net investment income (loss)	$(45,221)	$(34,468)	$(188,531)	$(103,027)	$(391,354)	$(969,218)	$(156,402)
Net realized gain (loss) on investments	875,371	177,272	3,812,649	2,107,265	5,980,446	1,002,812	2,556
Net change in unrealized appreciation
(depreciation) on investments	67,345	4,769	(818,735)	(224,661)	(975,578)	11,422,457	950,911
Net change in net assets
from operations	897,495	147,573	2,805,383	1,779,577	4,613,514	11,456,051	797,065

Contract transactions[1]
Purchase payments	343,966	146,583	1,138,336	501,958	2,703,184	5,411,256	294,658
Surrenders and terminations	(124,015)	(92,816)	(323,245)	(484,781)	(1,524,471)	(2,551,920)	(645,303)
Transfers between Investment Divisions	(7,157,121)	(5,003,765)	(27,017,571)	(14,856,292)	(54,308,867)	25,277,927	(16,063,443)
Contract owner charges	(1,953)	(796)	(8,199)	(3,303)	(20,940)	(736,199)	(112,842)
Net change in net assets
from contract transaction	(6,939,123)	(4,950,794)	(26,210,679)	(14,842,418)	(53,151,094)	27,401,064	(16,526,930)

Net change in net assets	(6,041,628)	(4,803,221)	(23,405,296)	(13,062,841)	(48,537,580)	38,857,115	(15,729,865)

Net assets beginning of year	6,041,628	4,803,221	23,405,296	13,062,841	48,537,580	50,382,084	15,729,865

Net assets end of year	$—	$—	$—	$—	$—	$89,239,199	$—

[1]Contract unit transactions
Units outstanding at beginning of year	435,789	488,374	2,024,069	1,009,707	3,996,153	4,209,607	914,989
Units issued	36,171	225,256	358,410	79,934	413,656	2,486,061	56,209
Units redeemed	(471,960)	(713,630)	(2,382,479)	(1,089,641)	(4,409,809)	(540,640)	(971,198)
Units outstanding at end of year	—	—	—	—	—	6,155,028	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$537,454	$2,290,329	$4,408,259	$1,086,996	$5,287,114	$34,596,550	$1,001,542
Proceeds from sales	$7,521,798	$7,275,590	$30,807,469	$16,032,442	$58,829,562	$8,164,705	$17,684,873

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

25

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL Institutional Alt 100 Fund - Class A	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 35 Fund - Class A(a)	JNL Institutional Alt 50 Fund - Class A	JNL Interest Rate Opportunities Fund - Class A
Operations
Net investment income (loss)	$(175,856)	$(1,927,341)	$(213,773)	$(1,521,334)	$(848,619)	$(1,638,966)	$(36,309)
Net realized gain (loss) on investments	395,525	3,535,043	(155,954)	845,606	4,550,843	816,087	(987)
Net change in unrealized appreciation
(depreciation) on investments	737,972	18,673,795	1,149,171	12,544,097	1,765,612	9,876,683	138,840
Net change in net assets
from operations	957,641	20,281,497	779,444	11,868,369	5,467,836	9,053,804	101,544

Contract transactions[1]
Purchase payments	1,729,810	9,466,340	801,426	2,441,276	1,618,735	2,815,383	509,039
Surrenders and terminations	(1,958,169)	(5,595,522)	(2,312,280)	(7,578,767)	(2,844,735)	(7,737,522)	(182,912)
Transfers between Investment Divisions	6,852,943	26,817,557	(3,964,186)	72,594,538	(78,850,117)	7,069,580	(634,195)
Contract owner charges	(26,325)	(1,498,490)	(10,711)	(1,247,083)	(694,817)	(1,395,506)	(322)
Net change in net assets
from contract transaction	6,598,259	29,189,885	(5,485,751)	66,209,964	(80,770,934)	751,935	(308,390)

Net change in net assets	7,555,900	49,471,382	(4,706,307)	78,078,333	(75,303,098)	9,805,739	(206,846)

Net assets beginning of year	12,340,961	113,670,985	23,432,466	77,721,919	75,303,098	105,472,066	3,609,900

Net assets end of year	$19,896,861	$163,142,367	$18,726,159	$155,800,252	$—	$115,277,805	$3,403,054

[1]Contract unit transactions
Units outstanding at beginning of year	1,140,673	8,879,404	2,308,186	4,645,747	4,449,206	6,298,333	376,012
Units issued	1,407,024	3,643,524	151,005	4,420,122	210,373	1,340,981	63,433
Units redeemed	(825,897)	(1,769,801)	(685,547)	(789,483)	(4,659,579)	(1,335,863)	(95,666)
Units outstanding at end of year	1,721,800	10,753,127	1,773,644	8,276,386	—	6,303,451	343,779
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$15,986,191	$53,743,871	$1,558,711	$80,436,945	$3,748,015	$24,053,692	$622,646
Proceeds from sales	$9,563,788	$26,481,327	$7,258,235	$15,748,314	$85,367,569	$24,940,723	$967,346

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

26

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL Moderate Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Real Assets Fund - Class A
Operations
Net investment income (loss)	$(361,960)	$(1,614,113)	$(3,204)	$(23,335)	$(1,126,281)	$(411,606)	$(5,194)
Net realized gain (loss) on investments	584,894	2,209,205	1,629	33,180	(321,278)	2,841,716	(660)
Net change in unrealized appreciation
(depreciation) on investments	2,853,935	12,654,966	46,021	265,456	17,913,506	1,991,528	29,386
Net change in net assets
from operations	3,076,869	13,250,058	44,446	275,301	16,465,947	4,421,638	23,532

Contract transactions[1]
Purchase payments	6,997,974	7,229,969	191,273	2,183,608	5,233,240	4,296,639	36,867
Surrenders and terminations	(2,778,526)	(7,615,085)	(43,851)	(96,541)	(4,549,912)	(2,263,172)	(8,448)
Transfers between Investment Divisions	(4,723,742)	53,856,334	351,416	1,287,555	(994,979)	(814,605)	(4,583)
Contract owner charges	(25,802)	(1,177,566)	(1,262)	(16,236)	(866,571)	(506,563)	(60)
Net change in net assets
from contract transaction	(530,096)	52,293,652	497,576	3,358,386	(1,178,222)	712,299	23,776

Net change in net assets	2,546,773	65,543,710	542,022	3,633,687	15,287,725	5,133,937	47,308

Net assets beginning of year	33,433,331	91,381,812	647,086	365,202	66,238,301	46,679,911	440,454

Net assets end of year	$35,980,104	$156,925,522	$1,189,108	$3,998,889	$81,526,026	$51,813,848	$487,762

[1]Contract unit transactions
Units outstanding at beginning of year	2,767,530	6,921,291	67,679	34,352	1,761,880	2,327,301	47,195
Units issued	706,182	4,677,472	56,065	367,113	314,694	466,502	11,627
Units redeemed	(746,394)	(1,257,560)	(5,687)	(72,755)	(356,091)	(438,006)	(9,102)
Units outstanding at end of year	2,727,318	10,341,203	118,057	328,710	1,720,483	2,355,797	49,720
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$8,990,294	$70,375,601	$559,396	$4,194,474	$13,820,512	$12,167,153	$110,708
Proceeds from sales	$9,882,350	$19,696,062	$65,025	$854,031	$16,125,015	$9,668,210	$92,125

See notes to the financial statements.

27

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL Tactical ETF Growth Fund - Class A	JNL Tactical ETF Moderate Fund - Class A	JNL Tactical ETF Moderate Growth Fund - Class A	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Global Bond Fund - Class A
Operations
Net investment income (loss)	$66,218	$50,456	$111,790	$47,502	$(126,098)	$(3,504,283)	$(324,280)
Net realized gain (loss) on investments	240,012	167,382	341,718	20,079	779,039	8,756,840	(75,392)
Net change in unrealized appreciation
(depreciation) on investments	2,866,281	896,993	2,837,803	378,086	3,210,275	26,290,164	1,671,311
Net change in net assets
from operations	3,172,511	1,114,831	3,291,311	445,667	3,863,216	31,542,721	1,271,639

Contract transactions[1]
Purchase payments	1,992,565	1,226,912	3,619,539	272,169	15,022,979	26,814,241	2,732,106
Surrenders and terminations	(320,744)	(819,287)	(626,709)	(114,231)	(1,836,937)	(10,191,108)	(2,329,511)
Transfers between Investment Divisions	2,927,826	(1,727,305)	(1,865,715)	1,113,469	11,487,531	5,597,715	(38,160)
Contract owner charges	(6,131)	(5,480)	(8,470)	(475)	(304,521)	(2,688,703)	(333,636)
Net change in net assets
from contract transaction	4,593,516	(1,325,160)	1,118,645	1,270,932	24,369,052	19,532,145	30,799

Net change in net assets	7,766,027	(210,329)	4,409,956	1,716,599	28,232,268	51,074,866	1,302,438

Net assets beginning of year	14,692,672	11,888,935	21,901,459	2,670,460	21,326,409	197,214,962	26,049,904

Net assets end of year	$22,458,699	$11,678,606	$26,311,415	$4,387,059	$49,558,677	$248,289,828	$27,352,342

[1]Contract unit transactions
Units outstanding at beginning of year	1,080,128	1,023,905	1,716,035	261,690	1,542,695	10,800,504	2,603,936
Units issued	478,511	173,526	399,482	140,815	1,919,239	3,209,384	580,828
Units redeemed	(163,207)	(286,510)	(317,022)	(28,452)	(358,801)	(2,180,336)	(583,362)
Units outstanding at end of year	1,395,432	910,921	1,798,495	374,053	3,103,133	11,829,552	2,601,402
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$7,311,970	$2,298,913	$5,793,560	$1,661,379	$30,574,222	$61,723,288	$6,137,161
Proceeds from sales	$2,652,236	$3,573,617	$4,563,125	$342,945	$5,861,317	$45,695,426	$6,430,641

See notes to the financial statements.

28

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(29,172)	$(452,988)	$(1,162,705)	$(238,650)	$(3,924,167)	$(644,229)	$(1,619,547)
Net realized gain (loss) on investments	653,601	5,743,254	1,420,358	931,793	9,954,044	6,365,644	2,344,854
Net change in unrealized appreciation
(depreciation) on investments	1,606,078	1,794,754	12,760,609	4,610,019	43,192,760	14,586,887	12,969,210
Net change in net assets
from operations	2,230,507	7,085,020	13,018,262	5,303,162	49,222,637	20,308,302	13,694,517

Contract transactions[1]
Purchase payments	2,274,017	4,192,387	17,276,445	5,057,920	45,927,575	14,020,761	16,057,617
Surrenders and terminations	(281,644)	(1,511,919)	(3,414,626)	(924,238)	(13,303,307)	(3,614,604)	(6,417,349)
Transfers between Investment Divisions	775,554	(214,522)	8,693,769	656,377	12,529,763	10,866,272	7,756,061
Contract owner charges	(1,626)	(424,117)	(900,527)	(11,806)	(2,990,243)	(884,588)	(1,190,893)
Net change in net assets
from contract transaction	2,766,301	2,041,829	21,655,061	4,778,253	42,163,788	20,387,841	16,205,436

Net change in net assets	4,996,808	9,126,849	34,673,323	10,081,415	91,386,425	40,696,143	29,899,953

Net assets beginning of year	6,481,789	29,090,384	60,575,531	17,786,433	221,609,875	61,369,041	89,820,457

Net assets end of year	$11,478,597	$38,217,233	$95,248,854	$27,867,848	$312,996,300	$102,065,184	$119,720,410

[1]Contract unit transactions
Units outstanding at beginning of year	557,638	2,298,927	4,591,760	1,079,669	12,445,083	5,398,944	7,191,200
Units issued	290,574	555,028	2,119,934	497,618	4,502,751	2,617,525	2,579,918
Units redeemed	(87,298)	(415,692)	(644,236)	(241,150)	(2,321,220)	(1,110,923)	(1,377,674)
Units outstanding at end of year	760,914	2,438,263	6,067,458	1,336,137	14,626,614	6,905,546	8,393,444
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$4,514,620	$13,127,279	$30,999,939	$9,349,098	$87,619,848	$40,270,796	$34,785,547
Proceeds from sales	$1,288,833	$6,412,120	$10,507,583	$4,809,494	$49,380,227	$16,085,223	$20,199,657

See notes to the financial statements.

29

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/American Funds New World Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Operations
Net investment income (loss)	$(644,144)	$(330,576)	$(127,487)	$37,099	$263,008	$15,052	$(278,946)
Net realized gain (loss) on investments	759,254	329,890	(825,920)	(258,239)	839,718	(29,877)	(2,087,823)
Net change in unrealized appreciation
(depreciation) on investments	11,865,542	6,896,866	648,379	410,676	19,555,353	89,159	(413,551)
Net change in net assets
from operations	11,980,652	6,896,180	(305,028)	189,536	20,658,079	74,334	(2,780,320)

Contract transactions[1]
Purchase payments	6,249,134	1,423,946	594,235	283,564	13,467,925	279,671	3,036,554
Surrenders and terminations	(2,689,959)	(1,846,883)	(1,227,918)	(97,416)	(11,274,343)	(109,015)	(3,381,703)
Transfers between Investment Divisions	8,126,503	1,731,648	(1,265,803)	(300,370)	(6,777,257)	(356,217)	(2,971,091)
Contract owner charges	(639,099)	(426,717)	(13,847)	(1,172)	(1,951,324)	(1,239)	(571,481)
Net change in net assets
from contract transaction	11,046,579	881,994	(1,913,333)	(115,394)	(6,534,999)	(186,800)	(3,887,721)

Net change in net assets	23,027,231	7,778,174	(2,218,361)	74,142	14,123,080	(112,466)	(6,668,041)

Net assets beginning of year	42,807,851	32,788,225	13,525,578	1,972,616	175,942,099	3,493,884	57,142,358

Net assets end of year	$65,835,082	$40,566,399	$11,307,217	$2,046,758	$190,065,179	$3,381,418	$50,474,317

[1]Contract unit transactions
Units outstanding at beginning of year	4,038,542	2,402,238	1,312,576	191,283	14,783,536	350,385	6,564,684
Units issued	1,682,607	600,099	204,220	54,487	2,186,139	52,123	1,544,356
Units redeemed	(831,975)	(545,794)	(393,317)	(66,612)	(2,762,871)	(70,525)	(2,061,941)
Units outstanding at end of year	4,889,174	2,456,543	1,123,479	179,158	14,206,804	331,983	6,047,099
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$21,268,957	$9,305,183	$2,040,139	$717,376	$30,861,648	$576,388	$12,733,725
Proceeds from sales	$10,866,522	$8,753,764	$4,080,960	$729,266	$37,133,640	$748,137	$16,900,391

See notes to the financial statements.

30

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Brookfield Global Infrastructure and MLP Fund - Class A	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A(a)	JNL/Crescent High Income Fund - Class A	JNL/DFA Growth Allocation Fund - Class A(b)
Operations
Net investment income (loss)	$(1,960,271)	$(18,186)	$307,926	$(174,844)	$(695)	$28,613	$55,016
Net realized gain (loss) on investments	6,149,773	14,700	(631,606)	239,401	88	53,332	15,039
Net change in unrealized appreciation
(depreciation) on investments	30,487,753	124,490	5,984,506	8,929,704	10,416	31,172	32,559
Net change in net assets
from operations	34,677,255	121,004	5,660,826	8,994,261	9,809	113,117	102,614

Contract transactions[1]
Purchase payments	12,176,242	257,432	6,894,263	3,487,365	438,065	1,327,396	1,873,025
Surrenders and terminations	(7,255,079)	(44,212)	(2,532,610)	(1,790,047)	(676)	(383,466)	(20,683)
Transfers between Investment Divisions	2,080,001	(24,634)	(1,960,578)	(70,350)	125,886	285,188	293,118
Contract owner charges	(1,488,907)	(1,236)	(778,568)	(434,909)	(611)	(30,250)	(7,934)
Net change in net assets
from contract transaction	5,512,257	187,350	1,622,507	1,192,059	562,664	1,198,868	2,137,526

Net change in net assets	40,189,512	308,354	7,283,333	10,186,320	572,473	1,311,985	2,240,140

Net assets beginning of year	107,743,237	1,700,115	66,178,653	33,488,652	—	3,044,794	—

Net assets end of year	$147,932,749	$2,008,469	$73,461,986	$43,674,972	$572,473	$4,356,779	$2,240,140

[1]Contract unit transactions
Units outstanding at beginning of year	2,655,080	163,317	4,761,017	2,654,456	—	291,465	—
Units issued	572,095	66,065	1,222,369	642,838	54,346	202,400	244,081
Units redeemed	(478,915)	(48,478)	(1,107,774)	(573,558)	(1,387)	(90,187)	(40,482)
Units outstanding at end of year	2,748,260	180,904	4,875,612	2,723,736	52,959	403,678	203,599
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$30,213,444	$706,476	$19,372,925	$9,850,172	$577,183	$2,265,400	$2,640,678
Proceeds from sales	$24,470,829	$537,312	$17,442,492	$8,832,957	$15,214	$1,020,189	$447,029

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

31

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/DFA Moderate Growth Allocation Fund - Class A(a)	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A
Operations
Net investment income (loss)	$93,147	$(308,068)	$(26,938)	$(2,555,575)	$(1,574)	$(198,188)	$1,027,139
Net realized gain (loss) on investments	5,253	3,449,838	54,264	(92,537)	12,085	1,141,653	53,307
Net change in unrealized appreciation
(depreciation) on investments	104,903	6,644,413	283,117	11,133,410	15,286	1,596,419	624,664
Net change in net assets
from operations	203,303	9,786,183	310,443	8,485,298	25,797	2,539,884	1,705,110

Contract transactions[1]
Purchase payments	3,260,837	6,729,194	751,424	14,054,062	244,408	8,084,167	11,825,155
Surrenders and terminations	(28,243)	(3,236,980)	(93,482)	(17,434,861)	(12,680)	(521,306)	(3,291,606)
Transfers between Investment Divisions	1,764,236	(1,390,466)	89,909	4,562,245	184,694	19,910,299	5,128,894
Contract owner charges	(10,213)	(544,214)	(1,151)	(2,384,319)	(5)	(101,765)	(538,704)
Net change in net assets
from contract transaction	4,986,617	1,557,534	746,700	(1,202,873)	416,417	27,371,395	13,123,739

Net change in net assets	5,189,920	11,343,717	1,057,143	7,282,425	442,214	29,911,279	14,828,849

Net assets beginning of year	—	50,897,290	2,897,934	222,921,005	305,553	3,607,510	61,538,996

Net assets end of year	$5,189,920	$62,241,007	$3,955,077	$230,203,430	$747,767	$33,518,789	$76,367,845

[1]Contract unit transactions
Units outstanding at beginning of year	—	1,782,450	169,547	11,316,467	29,328	279,625	5,814,900
Units issued	484,651	523,677	81,599	2,002,757	60,939	2,242,304	2,621,725
Units redeemed	(3,727)	(474,816)	(39,011)	(2,107,778)	(22,685)	(344,581)	(1,410,831)
Units outstanding at end of year	480,924	1,831,311	212,135	11,211,446	67,582	2,177,348	7,025,794
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$5,143,860	$17,826,305	$1,538,887	$41,649,007	$671,899	$33,203,881	$30,179,713
Proceeds from sales	$60,403	$15,499,589	$707,662	$45,407,455	$253,273	$5,179,752	$16,028,834

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

32

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class A
Operations
Net investment income (loss)	$69,321	$143,414	$81,364	$(492,030)	$(1,346,507)	$44,856	$(600,351)
Net realized gain (loss) on investments	3,435	16,748	288,014	(201,992)	3,680,824	561,678	(405,675)
Net change in unrealized appreciation
(depreciation) on investments	24,654	357,801	753,039	8,373,783	6,058,874	4,077,269	1,857,515
Net change in net assets
from operations	97,410	517,963	1,122,417	7,679,761	8,393,191	4,683,803	851,489

Contract transactions[1]
Purchase payments	282,948	130,788	995,726	2,350,935	3,941,114	2,738,868	4,451,898
Surrenders and terminations	(99,705)	(260,578)	(538,835)	(5,661,549)	(7,041,917)	(1,852,364)	(2,407,995)
Transfers between Investment Divisions	295,677	(72,250)	248,115	(3,815,359)	(588,767)	(978,019)	(472,490)
Contract owner charges	(1,136)	(1,212)	(6,140)	(1,054,362)	(1,036,518)	(392,497)	(349,546)
Net change in net assets
from contract transaction	477,784	(203,252)	698,866	(8,180,335)	(4,726,088)	(484,012)	1,221,867

Net change in net assets	575,194	314,711	1,821,283	(500,574)	3,667,103	4,199,791	2,073,356

Net assets beginning of year	2,249,768	3,416,688	10,559,533	85,557,360	84,938,301	30,073,882	41,352,292

Net assets end of year	$2,824,962	$3,731,399	$12,380,816	$85,056,786	$88,605,404	$34,273,673	$43,425,648

[1]Contract unit transactions
Units outstanding at beginning of year	215,556	251,998	841,622	6,899,445	6,907,391	2,768,570	3,651,686
Units issued	85,275	19,069	172,406	789,962	846,012	545,926	853,669
Units redeemed	(40,881)	(33,169)	(119,619)	(1,428,178)	(1,219,956)	(593,978)	(757,665)
Units outstanding at end of year	259,950	237,898	894,409	6,261,229	6,533,447	2,720,518	3,747,690
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,005,118	$457,390	$2,690,855	$11,921,399	$11,000,900	$6,972,288	$10,002,165
Proceeds from sales	$458,012	$517,228	$1,676,020	$19,831,770	$17,073,495	$7,411,445	$9,380,649

See notes to the financial statements.

33

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton International Small Cap Growth Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A(a)	JNL/Harris Oakmark Global Equity Fund - Class A
Operations
Net investment income (loss)	$3,776,731	$(167,170)	$707,226	$333,070	$(141,773)	$(43)	$(102,619)
Net realized gain (loss) on investments	1,582,438	668,928	1,874,422	(263,581)	(232,192)	548	73,986
Net change in unrealized appreciation
(depreciation) on investments	7,551,354	9,365,649	490,409	850,829	1,691,251	624	822,991
Net change in net assets
from operations	12,910,523	9,867,407	3,072,057	920,318	1,317,286	1,129	794,358

Contract transactions[1]
Purchase payments	11,812,118	3,524,503	2,898,659	4,369,872	548,691	33,407	884,513
Surrenders and terminations	(12,007,142)	(1,483,255)	(2,741,653)	(3,751,005)	(939,357)	(110)	(461,500)
Transfers between Investment Divisions	(3,091,134)	5,353,670	(1,365,619)	1,702,147	412,079	(10,880)	27,212,289
Contract owner charges	(1,676,127)	(407,336)	(599,966)	(700,808)	(98,176)	—	(44,374)
Net change in net assets
from contract transaction	(4,962,285)	6,987,582	(1,808,579)	1,620,206	(76,763)	22,417	27,590,928

Net change in net assets	7,948,238	16,854,989	1,263,478	2,540,524	1,240,523	23,546	28,385,286

Net assets beginning of year	156,295,143	31,695,203	47,838,012	62,751,768	9,546,543	—	1,169,218

Net assets end of year	$164,243,381	$48,550,192	$49,101,490	$65,292,292	$10,787,066	$23,546	$29,554,504

[1]Contract unit transactions
Units outstanding at beginning of year	10,877,574	3,235,215	3,696,093	2,511,871	808,494	—	119,381
Units issued	1,732,192	1,222,881	585,184	537,205	194,266	5,509	2,580,321
Units redeemed	(2,080,096)	(667,411)	(724,742)	(480,725)	(201,710)	(3,263)	(204,251)
Units outstanding at end of year	10,529,670	3,790,685	3,556,535	2,568,351	801,050	2,246	2,495,451
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$32,201,497	$15,013,771	$10,143,772	$15,064,733	$2,504,270	$56,269	$29,921,033
Proceeds from sales	$33,387,051	$8,087,414	$10,431,827	$13,111,457	$2,722,806	$33,896	$2,432,724

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

34

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Invesco China-India Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A(a)	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco International Growth Fund - Class A	JNL/Invesco Mid Cap Value Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class A
Operations
Net investment income (loss)	$(560,593)	$(1,492)	$1,337,956	$7,713	$(89,709)	$(1,555,562)	$(1,120,997)
Net realized gain (loss) on investments	1,566,066	9,202	897,661	1,651,240	812,990	5,949,088	2,199,492
Net change in unrealized appreciation
(depreciation) on investments	16,565,709	11,255	4,450,937	11,011,251	1,731,766	18,247,382	18,048,540
Net change in net assets
from operations	17,571,182	18,965	6,686,554	12,670,204	2,455,047	22,640,908	19,127,035

Contract transactions[1]
Purchase payments	4,231,107	844,338	5,526,803	5,642,375	3,022,386	11,819,083	9,234,827
Surrenders and terminations	(2,591,381)	—	(4,653,176)	(3,010,793)	(1,973,865)	(4,515,157)	(3,887,208)
Transfers between Investment Divisions	4,451,473	(241,841)	(1,655,922)	1,599,313	565,289	6,738,556	1,968,285
Contract owner charges	(551,846)	(472)	(873,431)	(673,584)	(341,479)	(1,117,611)	(740,803)
Net change in net assets
from contract transaction	5,539,353	602,025	(1,655,726)	3,557,311	1,272,331	12,924,871	6,575,101

Net change in net assets	23,110,535	620,990	5,030,828	16,227,515	3,727,378	35,565,779	25,702,136

Net assets beginning of year	33,999,671	—	78,479,905	58,019,580	29,082,346	91,052,840	67,714,536

Net assets end of year	$57,110,206	$620,990	$83,510,733	$74,247,095	$32,809,724	$126,618,619	$93,416,672

[1]Contract unit transactions
Units outstanding at beginning of year	4,875,368	—	4,775,423	3,075,712	1,060,200	3,354,836	1,714,665
Units issued	1,733,150	102,599	915,749	990,599	228,578	1,084,351	533,818
Units redeemed	(1,162,528)	(42,265)	(1,017,714)	(844,225)	(186,213)	(658,238)	(407,182)
Units outstanding at end of year	5,445,990	60,334	4,673,458	3,222,086	1,102,565	3,780,949	1,841,301
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$15,960,605	$1,037,316	$19,873,973	$22,648,238	$6,812,777	$35,639,480	$26,301,352
Proceeds from sales	$10,981,846	$436,783	$18,558,621	$18,815,069	$5,630,155	$21,232,595	$19,563,442

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

35

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class A	JNL/MC 10 x 10 Fund - Class A	JNL/MC Bond Index Fund - Class A	JNL/MC Consumer Discretionary Sector Fund - Class A	JNL/MC Consumer Staples Sector Fund - Class A(a)
Operations
Net investment income (loss)	$705,246	$(41,392)	$43,030	$(650,998)	$340,829	$(178,591)	$(832)
Net realized gain (loss) on investments	(386,173)	83,526	(18,557)	2,146,044	(116,560)	5,035,737	565
Net change in unrealized appreciation
(depreciation) on investments	273,068	7,282,549	820,380	4,350,220	703,384	6,925,485	19,571
Net change in net assets
from operations	592,141	7,324,683	844,853	5,845,266	927,653	11,782,631	19,304

Contract transactions[1]
Purchase payments	7,242,546	1,426,182	535,316	1,275,101	8,218,705	7,650,786	454,867
Surrenders and terminations	(4,825,986)	(2,940,693)	(309,185)	(2,920,091)	(3,626,103)	(3,286,728)	(58)
Transfers between Investment Divisions	(661,046)	(316,118)	(793,579)	(1,487,220)	2,476,830	3,019,236	83,184
Contract owner charges	(486,078)	(291,180)	(786)	(517,401)	(488,229)	(634,254)	(485)
Net change in net assets
from contract transaction	1,269,436	(2,121,809)	(568,234)	(3,649,611)	6,581,203	6,749,040	537,508

Net change in net assets	1,861,577	5,202,874	276,619	2,195,655	7,508,856	18,531,671	556,812

Net assets beginning of year	57,407,110	28,329,179	3,620,117	42,545,338	58,289,565	54,712,915	—

Net assets end of year	$59,268,687	$33,532,053	$3,896,736	$44,740,993	$65,798,421	$73,244,586	$556,812

[1]Contract unit transactions
Units outstanding at beginning of year	2,812,598	2,380,809	332,108	3,126,637	4,125,575	2,266,358	—
Units issued	961,800	385,347	77,046	329,983	1,300,645	799,804	53,913
Units redeemed	(936,223)	(557,180)	(128,255)	(587,467)	(867,765)	(550,085)	(1,240)
Units outstanding at end of year	2,838,175	2,208,976	280,899	2,869,153	4,558,455	2,516,077	52,673
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$21,986,812	$5,785,623	$1,027,525	$4,847,186	$20,064,977	$25,535,426	$550,579
Proceeds from sales	$20,012,130	$7,948,823	$1,552,729	$9,147,795	$13,142,946	$15,265,810	$13,903

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

36

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC DowSM Index Fund - Class A(a)	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Energy Sector Fund - Class A	JNL/MC European 30 Fund - Class A	JNL/MC Financial Sector Fund - Class A	JNL/MC Healthcare Sector Fund - Class A	JNL/MC Index 5 Fund - Class A
Operations
Net investment income (loss)	$(33,213)	$(327,850)	$729,810	$510,537	$(490,301)	$(1,287,787)	$(1,345,938)
Net realized gain (loss) on investments	33,801	1,140,351	(2,843,584)	(46,391)	7,921,020	17,257,885	3,774,193
Net change in unrealized appreciation
(depreciation) on investments	725,952	17,527,947	(2,597,717)	5,364,842	9,172,780	24,311,888	8,686,728
Net change in net assets
from operations	726,540	18,340,448	(4,711,491)	5,828,988	16,603,499	40,281,986	11,114,983

Contract transactions[1]
Purchase payments	2,623,490	10,969,496	10,730,688	2,912,980	14,200,832	19,088,460	4,723,466
Surrenders and terminations	(96,800)	(1,884,163)	(5,057,899)	(1,309,393)	(6,223,752)	(10,919,914)	(4,261,245)
Transfers between Investment Divisions	4,615,936	15,720,259	(597,832)	2,905,600	9,513,877	2,928,556	(3,510,337)
Contract owner charges	(23,498)	(754,907)	(1,204,777)	(326,276)	(1,081,631)	(2,390,643)	(974,873)
Net change in net assets
from contract transaction	7,119,128	24,050,685	3,870,180	4,182,911	16,409,326	8,706,459	(4,022,989)

Net change in net assets	7,845,668	42,391,133	(841,311)	10,011,899	33,012,825	48,988,445	7,091,994

Net assets beginning of year	—	44,586,883	111,069,381	25,996,713	80,811,829	191,888,445	82,231,066

Net assets end of year	$7,845,668	$86,978,016	$110,228,070	$36,008,612	$113,824,654	$240,876,890	$89,323,060

[1]Contract unit transactions
Units outstanding at beginning of year	—	5,253,067	3,266,021	1,928,396	5,684,111	7,553,317	5,867,985
Units issued	394,756	3,672,670	1,017,708	759,451	3,048,192	1,665,076	954,497
Units redeemed	(24,105)	(1,296,366)	(902,429)	(501,947)	(1,942,204)	(1,391,027)	(1,219,364)
Units outstanding at end of year	370,651	7,629,371	3,381,300	2,185,900	6,790,099	7,827,366	5,603,118
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$7,585,253	$37,699,287	$33,766,615	$12,665,943	$50,150,805	$64,853,800	$14,087,945
Proceeds from sales	$499,337	$13,976,452	$29,166,626	$7,972,496	$30,470,108	$42,675,704	$19,456,873

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

37

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC Industrials Sector Fund - Class A(a)	JNL/MC Information Technology Sector Fund - Class A	JNL/MC International Index Fund - Class A	JNL/MC JNL 5 Fund - Class A	JNL/MC Materials Sector Fund - Class A(a)	JNL/MC MSCI KLD 400 Social Index Fund - Class A(b)	JNL/MC MSCI World Index Fund - Class A(b)
Operations
Net investment income (loss)	$(852)	$(1,446,838)	$1,433,379	$1,398,978	$(1,828)	$556	$(3,347)
Net realized gain (loss) on investments	15	11,899,023	1,397,798	10,997,053	1,226	14,242	9,905
Net change in unrealized appreciation
(depreciation) on investments	16,118	35,419,743	16,902,127	23,037,329	21,903	22,878	36,033
Net change in net assets
from operations	15,281	45,871,928	19,733,304	35,433,360	21,301	37,676	42,591

Contract transactions[1]
Purchase payments	192,721	20,495,265	10,225,565	5,004,715	120,790	246,599	439,095
Surrenders and terminations	—	(8,480,036)	(4,570,556)	(24,710,820)	(47)	(1,927)	(1,496)
Transfers between Investment Divisions	245,911	14,318,735	11,545,162	16,416,384	500,604	426,700	293,081
Contract owner charges	(661)	(1,717,012)	(994,254)	(2,111,159)	(1,475)	(2,581)	(2,389)
Net change in net assets
from contract transaction	437,971	24,616,952	16,205,917	(5,400,880)	619,872	668,791	728,291

Net change in net assets	453,252	70,488,880	35,939,221	30,032,480	641,173	706,467	770,882

Net assets beginning of year	—	124,001,437	78,741,918	231,269,233	—	—	—

Net assets end of year	$453,252	$194,490,317	$114,681,139	$261,301,713	$641,173	$706,467	$770,882

[1]Contract unit transactions
Units outstanding at beginning of year	—	9,847,869	4,761,493	12,478,670	—	—	—
Units issued	48,141	4,101,623	1,734,004	2,517,534	85,643	68,263	50,988
Units redeemed	(5,505)	(2,503,153)	(880,413)	(2,780,652)	(25,355)	(5,091)	(16,120)
Units outstanding at end of year	42,636	11,446,339	5,615,084	12,215,552	60,288	63,172	34,868
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$493,803	$66,286,626	$35,508,360	$53,578,221	$880,012	$741,248	$1,065,120
Proceeds from sales	$56,685	$39,626,013	$17,869,064	$57,580,123	$261,968	$59,656	$340,176

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

38

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Real Estate Sector Fund - Class A(a)	JNL/MC S&P 1500 Growth Index Fund - Class A(a)	JNL/MC S&P 1500 Value Index Fund - Class A(a)	JNL/MC S&P 24 Fund - Class A(b)	JNL/MC S&P 400 MidCap Index Fund - Class A
Operations
Net investment income (loss)	$(1,068,559)	$374,116	$(4,411)	$(930)	$(529)	$237,860	$(898,241)
Net realized gain (loss) on investments	4,168,517	448,266	576	117	11	(11,041,745)	16,949,763
Net change in unrealized appreciation
(depreciation) on investments	20,470,956	2,887,315	24,571	8,328	5,396	11,231,246	8,486,025
Net change in net assets
from operations	23,570,914	3,709,697	20,736	7,515	4,878	427,361	24,537,547

Contract transactions[1]
Purchase payments	19,125,730	2,467,631	316,265	267,990	89,147	437,563	20,518,332
Surrenders and terminations	(3,750,837)	(836,042)	(3,696)	—	—	(715,826)	(8,567,620)
Transfers between Investment Divisions	19,611,992	805,906	829,126	402,283	878,710	(26,845,458)	8,561,100
Contract owner charges	(1,017,034)	(215,902)	(2,631)	(529)	(247)	(78,757)	(1,800,593)
Net change in net assets
from contract transaction	33,969,851	2,221,593	1,139,064	669,744	967,610	(27,202,478)	18,711,219

Net change in net assets	57,540,765	5,931,290	1,159,800	677,259	972,488	(26,775,117)	43,248,766

Net assets beginning of year	62,958,688	16,273,316	—	—	—	26,775,117	161,715,617

Net assets end of year	$120,499,453	$22,204,606	$1,159,800	$677,259	$972,488	$—	$204,964,383

[1]Contract unit transactions
Units outstanding at beginning of year	2,739,944	926,602	—	—	—	1,873,560	5,404,664
Units issued	2,318,947	420,664	116,270	63,928	91,146	92,588	1,567,658
Units redeemed	(1,057,157)	(310,823)	(2,392)	(636)	(30)	(1,966,148)	(985,298)
Units outstanding at end of year	4,001,734	1,036,443	113,878	63,292	91,116	—	5,987,024
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$64,741,017	$8,909,778	$1,163,350	$676,531	$967,917	$1,717,589	$64,225,602
Proceeds from sales	$29,962,418	$6,314,068	$28,697	$7,716	$836	$28,682,206	$33,507,518

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through April 24, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

39

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC S&P 500 Index Fund - Class A	JNL/MC S&P SMid 60 Fund - Class A	JNL/MC Small Cap Index Fund - Class A	JNL/MC Tele-communications Sector Fund - Class A	JNL/MC Utilities Sector Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A	JNL/MMRS Conservative Fund - Class A
Operations
Net investment income (loss)	$(331,375)	$(266,047)	$(832,765)	$227,307	$69,247	$(188,069)	$(204,963)
Net realized gain (loss) on investments	24,168,444	(893,961)	9,840,991	849,480	268,001	418,055	152,382
Net change in unrealized appreciation
(depreciation) on investments	61,893,336	(758,375)	6,028,588	(832,510)	147,572	8,113,053	1,834,887
Net change in net assets
from operations	85,730,405	(1,918,383)	15,036,814	244,277	484,820	8,343,039	1,782,306

Contract transactions[1]
Purchase payments	71,949,168	4,864,647	16,028,349	422,023	483,029	4,235,895	675,265
Surrenders and terminations	(22,745,334)	(1,561,382)	(7,110,028)	(907,339)	(350,739)	(4,153,269)	(1,139,493)
Transfers between Investment Divisions	41,864,962	(9,997,047)	6,670,873	(1,478,540)	(88,298)	396,868	(633,839)
Contract owner charges	(5,018,575)	(347,381)	(1,308,361)	(121,228)	(3,369)	(897,956)	(5,262)
Net change in net assets
from contract transaction	86,050,221	(7,041,163)	14,280,833	(2,085,084)	40,623	(418,462)	(1,103,329)

Net change in net assets	171,780,626	(8,959,546)	29,317,647	(1,840,807)	525,443	7,924,577	678,977

Net assets beginning of year	395,432,968	39,456,741	123,369,756	13,656,108	4,477,235	73,926,503	18,984,660

Net assets end of year	$567,213,594	$30,497,195	$152,687,403	$11,815,301	$5,002,678	$81,851,080	$19,663,637

[1]Contract unit transactions
Units outstanding at beginning of year	20,327,563	1,968,335	4,624,711	1,421,219	347,659	3,612,526	1,832,009
Units issued	7,647,524	685,612	1,497,949	153,664	96,278	603,579	282,538
Units redeemed	(3,636,980)	(1,084,258)	(991,414)	(367,043)	(92,288)	(631,639)	(383,986)
Units outstanding at end of year	24,338,107	1,569,689	5,131,246	1,207,840	351,649	3,584,466	1,730,561
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$177,851,033	$13,511,364	$48,164,383	$2,391,225	$1,579,865	$14,020,578	$3,050,498
Proceeds from sales	$83,969,476	$20,668,598	$28,906,928	$3,772,356	$1,336,673	$14,627,109	$4,358,790

See notes to the financial statements.

40

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MMRS Growth Fund - Class A	JNL/MMRS Moderate Fund - Class A	JNL/Morgan Stanley Mid Cap Growth Fund - Class A(a)	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class A
Operations
Net investment income (loss)	$(17,958)	$(87,081)	$(50,152)	$(8,700)	$97,250	$689,233	$215,895
Net realized gain (loss) on investments	81,996	63,926	279,599	(2,533)	(11,646)	227,833	(38,410)
Net change in unrealized appreciation
(depreciation) on investments	262,558	1,138,404	1,008,721	21,337	(58,329)	1,260,033	113,489
Net change in net assets
from operations	326,596	1,115,249	1,238,168	10,104	27,275	2,177,099	290,974

Contract transactions[1]
Purchase payments	857,426	461,291	496,967	26,642	70,365	8,226,508	165,163
Surrenders and terminations	(53,337)	(342,929)	(99,122)	(79,339)	(27,465)	(2,235,992)	(608,304)
Transfers between Investment Divisions	(803,253)	(503,884)	(10,449,442)	(60,400)	21,006	2,478,885	(469,239)
Contract owner charges	(1,365)	(4,262)	(40,800)	(489)	(82)	(484,678)	(5,808)
Net change in net assets
from contract transaction	(529)	(389,784)	(10,092,397)	(113,586)	63,824	7,984,723	(918,188)

Net change in net assets	326,067	725,465	(8,854,229)	(103,482)	91,099	10,161,822	(627,214)

Net assets beginning of year	1,395,031	8,039,121	8,854,229	856,687	490,656	37,706,137	8,029,739

Net assets end of year	$1,721,098	$8,764,586	$—	$753,205	$581,755	$47,867,959	$7,402,525

[1]Contract unit transactions
Units outstanding at beginning of year	141,819	803,638	821,552	87,300	77,674	3,505,394	802,675
Units issued	85,027	113,350	252,362	4,669	31,627	1,887,561	94,725
Units redeemed	(81,310)	(150,891)	(1,073,914)	(16,137)	(21,842)	(1,178,740)	(185,676)
Units outstanding at end of year	145,536	766,097	—	75,832	87,459	4,214,215	711,724
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$903,337	$1,205,894	$2,991,204	$45,967	$302,438	$22,470,074	$1,270,960
Proceeds from sales	$921,823	$1,682,759	$13,133,753	$168,252	$141,365	$13,796,119	$1,973,253

(a)	The period is from January 1, 2017 through April 24, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

41

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/PIMCO Credit Income Fund - Class A	JNL/PIMCO Income Fund - Class A(a)	JNL/PIMCO Real Return Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A
Operations
Net investment income (loss)	$(10,617)	$(818,214)	$102,543	$(7,400)	$(1,158,705)	$1,888,051	$5,340,302
Net realized gain (loss) on investments	33,279	3,387,038	138,156	779	(2,090,762)	(219,772)	418,660
Net change in unrealized appreciation
(depreciation) on investments	322,496	30,476,446	559,359	10,751	4,498,425	(212,606)	1,071,822
Net change in net assets
from operations	345,158	33,045,270	800,058	4,130	1,248,958	1,455,673	6,830,784

Contract transactions[1]
Purchase payments	305,416	6,764,937	4,522,466	1,203,353	7,044,429	11,774,902	11,943,804
Surrenders and terminations	(24,919)	(6,070,225)	(1,155,825)	(60,690)	(5,247,651)	(5,157,575)	(8,204,865)
Transfers between Investment Divisions	694,042	16,176,197	7,966,886	3,638,091	1,551,506	(3,284,649)	(166,427)
Contract owner charges	(80)	(1,287,330)	(120,564)	(4,751)	(844,002)	(824,702)	(1,107,459)
Net change in net assets
from contract transaction	974,459	15,583,579	11,212,963	4,776,003	2,504,282	2,507,976	2,465,053

Net change in net assets	1,319,617	48,628,849	12,013,021	4,780,133	3,753,240	3,963,649	9,295,837

Net assets beginning of year	632,350	93,710,337	11,667,201	—	76,200,751	90,103,383	111,260,826

Net assets end of year	$1,951,967	$142,339,186	$23,680,222	$4,780,133	$79,953,991	$94,067,032	$120,556,663

[1]Contract unit transactions
Units outstanding at beginning of year	76,155	5,015,462	1,050,581	—	5,655,996	7,987,957	5,457,214
Units issued	120,814	1,586,096	1,278,988	509,603	1,262,754	2,557,492	1,453,944
Units redeemed	(28,854)	(936,854)	(300,997)	(33,321)	(1,094,070)	(2,330,697)	(1,384,847)
Units outstanding at end of year	168,115	5,664,704	2,028,572	476,282	5,824,680	8,214,752	5,526,311
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,264,373	$36,841,615	$15,072,414	$5,110,200	$17,345,431	$32,341,352	$38,189,860
Proceeds from sales	$300,531	$22,076,249	$3,706,460	$341,597	$15,999,854	$27,945,325	$30,384,505

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

42

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/PPM America Long Short Credit Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Value Equity Fund - Class A	JNL/Red Rocks Listed Private Equity Fund - Class A(a)	JNL/S&P 4 Fund - Class A
Operations
Net investment income (loss)	$28,438	$(296,515)	$(666,567)	$253,044	$(23,571)	$710,078	$(7,104,864)
Net realized gain (loss) on investments	(9,010)	2,262,670	2,930,681	3,917	671,469	867,903	11,474,404
Net change in unrealized appreciation
(depreciation) on investments	5,780	1,738,452	6,265,397	412,185	1,073,165	3,979,132	59,105,791
Net change in net assets
from operations	25,208	3,704,607	8,529,511	669,146	1,721,063	5,557,113	63,475,331

Contract transactions[1]
Purchase payments	125,517	4,697,811	7,646,684	5,179,923	2,349,077	701,107	38,418,146
Surrenders and terminations	(101,087)	(1,779,292)	(2,040,446)	(990,280)	(651,470)	(1,165,074)	(22,755,832)
Transfers between Investment Divisions	65,052	(3,198,228)	3,400,239	1,161,243	143,528	(29,080,936)	(42,382,057)
Contract owner charges	(981)	(401,543)	(698,693)	(191,984)	(148,527)	(112,464)	(5,299,647)
Net change in net assets
from contract transaction	88,501	(681,252)	8,307,784	5,158,902	1,692,608	(29,657,367)	(32,019,390)

Net change in net assets	113,709	3,023,355	16,837,295	5,828,048	3,413,671	(24,100,254)	31,455,941

Net assets beginning of year	861,105	34,770,195	50,725,304	19,419,776	11,881,244	24,100,254	480,088,083

Net assets end of year	$974,814	$37,793,550	$67,562,599	$25,247,824	$15,294,915	$—	$511,544,024

[1]Contract unit transactions
Units outstanding at beginning of year	83,326	1,838,699	2,659,119	1,192,467	412,756	1,547,126	23,594,719
Units issued	32,507	842,857	1,324,758	723,592	170,894	132,031	3,897,696
Units redeemed	(23,943)	(880,436)	(917,407)	(415,458)	(122,717)	(1,679,157)	(5,413,161)
Units outstanding at end of year	91,890	1,801,120	3,066,470	1,500,601	460,933	—	22,079,254
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$377,505	$17,808,379	$27,248,597	$12,558,224	$5,629,479	$3,457,694	$82,151,430
Proceeds from sales	$260,566	$17,500,072	$19,170,546	$7,146,278	$3,960,442	$32,194,438	$121,275,684

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

43

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Dividend Income & Growth Fund - Class A	JNL/S&P International 5 Fund - Class A	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Growth Fund - Class A
Operations
Net investment income (loss)	$(107,970)	$3,748,312	$296,581	$655,119	$(2,235,286)	$(2,039,585)	$(5,747,300)
Net realized gain (loss) on investments	(1,248,649)	23,388,582	87,727	(1,071,256)	5,203,585	3,246,701	14,736,041
Net change in unrealized appreciation
(depreciation) on investments	10,844,357	1,601,687	402,298	9,524,221	24,783,675	5,545,430	56,705,887
Net change in net assets
from operations	9,487,738	28,738,581	786,606	9,108,084	27,751,974	6,752,546	65,694,628

Contract transactions[1]
Purchase payments	2,797,778	22,453,140	809,703	2,865,956	10,436,763	4,019,755	19,842,120
Surrenders and terminations	(2,223,848)	(15,660,683)	(124,715)	(4,321,782)	(6,714,674)	(14,786,820)	(23,198,117)
Transfers between Investment Divisions	(21,480,738)	(48,522,830)	548,513	(4,651,090)	(2,529,492)	(2,824,134)	(8,124,665)
Contract owner charges	(642,466)	(3,305,709)	(1,595)	(604,317)	(1,642,685)	(1,579,067)	(4,406,374)
Net change in net assets
from contract transaction	(21,549,274)	(45,036,082)	1,231,906	(6,711,233)	(450,088)	(15,170,266)	(15,887,036)

Net change in net assets	(12,061,536)	(16,297,501)	2,018,512	2,396,851	27,301,886	(8,417,720)	49,807,592

Net assets beginning of year	68,525,695	307,479,200	1,893,476	56,749,482	130,472,402	135,239,549	347,471,873

Net assets end of year	$56,464,159	$291,181,699	$3,911,988	$59,146,333	$157,774,288	$126,821,829	$397,279,465

[1]Contract unit transactions
Units outstanding at beginning of year	3,176,052	14,926,457	193,512	2,913,310	6,298,369	10,004,466	16,703,379
Units issued	483,174	2,818,897	205,284	368,154	1,052,518	1,100,273	1,718,938
Units redeemed	(1,448,442)	(4,981,103)	(95,241)	(695,545)	(1,101,208)	(2,209,970)	(2,450,366)
Units outstanding at end of year	2,210,784	12,764,251	303,555	2,585,919	6,249,679	8,894,769	15,971,951
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$11,985,619	$85,368,762	$2,650,856	$9,109,139	$24,584,396	$15,284,889	$39,831,217
Proceeds from sales	$33,211,868	$109,302,475	$1,122,369	$15,165,253	$27,269,770	$32,494,739	$61,465,553

See notes to the financial statements.

44

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Growth Fund - Class A	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Total Yield Fund - Class A	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class A
Operations
Net investment income (loss)	$(4,398,074)	$(6,998,052)	$111,555	$260,895	$(9,984)	$(187,868)	$(5,014,913)
Net realized gain (loss) on investments	9,065,903	18,701,517	468,246	791,006	50,441	1,368,618	33,198,219
Net change in unrealized appreciation
(depreciation) on investments	21,644,228	49,866,642	1,439,023	2,426,309	(10,574)	6,663,888	64,101,517
Net change in net assets
from operations	26,312,057	61,570,107	2,018,824	3,478,210	29,883	7,844,638	92,284,823

Contract transactions[1]
Purchase payments	13,649,803	19,319,917	3,209,022	3,087,813	276,449	25,371,934	43,739,967
Surrenders and terminations	(24,648,893)	(30,928,093)	(456,058)	(1,588,262)	(223,381)	(2,422,874)	(20,151,682)
Transfers between Investment Divisions	(6,816,917)	(16,891,442)	(1,500,830)	(6,545,420)	(188,467)	42,488,506	58,858,298
Contract owner charges	(3,524,134)	(5,464,855)	(206,295)	(434,772)	(1,568)	(200,618)	(3,667,502)
Net change in net assets
from contract transaction	(21,340,141)	(33,964,473)	1,045,839	(5,480,641)	(136,967)	65,236,948	78,779,081

Net change in net assets	4,971,916	27,605,634	3,064,663	(2,002,431)	(107,084)	73,081,586	171,063,904

Net assets beginning of year	286,629,693	446,162,788	18,664,128	40,780,286	4,547,654	39,492,970	268,608,893

Net assets end of year	$291,601,609	$473,768,422	$21,728,791	$38,777,855	$4,440,570	$112,574,556	$439,672,797

[1]Contract unit transactions
Units outstanding at beginning of year	18,847,368	22,939,572	1,611,967	2,174,689	467,251	3,078,755	5,040,782
Units issued	2,013,911	2,570,238	596,253	403,464	72,108	5,352,313	2,202,430
Units redeemed	(3,391,321)	(4,286,927)	(511,093)	(693,442)	(86,217)	(647,027)	(1,021,220)
Units outstanding at end of year	17,469,958	21,222,883	1,697,127	1,884,711	453,142	7,784,041	6,221,992
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$32,447,219	$53,978,749	$7,467,231	$9,614,609	$771,271	$75,505,371	$163,350,086
Proceeds from sales	$58,185,434	$94,941,274	$6,309,836	$13,828,331	$888,817	$9,793,650	$69,751,001

See notes to the financial statements.

45

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Value Fund - Class A	JNL/The Boston Company Equity Income Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/VanEck International Gold Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A(a)
Operations
Net investment income (loss)	$(3,793,560)	$20,534	$118,080	$74,169	$(4,568)	$123,060	$(8,095)
Net realized gain (loss) on investments	20,851,595	(174,777)	8,255,595	665,718	30,394	(3,758)	4,241
Net change in unrealized appreciation
(depreciation) on investments	32,455,081	(32,425)	13,614,888	1,321,409	218,112	228,550	102,405
Net change in net assets
from operations	49,513,116	(186,668)	21,988,563	2,061,296	243,938	347,852	98,551

Contract transactions[1]
Purchase payments	26,167,860	9,766,262	14,224,073	1,129,806	228,386	976,017	914,391
Surrenders and terminations	(15,320,074)	(4,290,268)	(8,593,061)	(1,170,182)	(34,907)	(129,984)	(32,926)
Transfers between Investment Divisions	22,430,735	(3,966,794)	9,500,698	(47,142)	(61,423)	(441,502)	4,229,475
Contract owner charges	(2,887,257)	(582,544)	(1,322,626)	(7,268)	(708)	(1,348)	(7,686)
Net change in net assets
from contract transaction	30,391,264	926,656	13,809,084	(94,786)	131,348	403,183	5,103,254

Net change in net assets	79,904,380	739,988	35,797,647	1,966,510	375,286	751,035	5,201,805

Net assets beginning of year	206,573,843	62,319,655	123,667,291	14,422,526	1,403,797	3,051,478	—

Net assets end of year	$286,478,223	$63,059,643	$159,464,938	$16,389,036	$1,779,083	$3,802,513	$5,201,805

[1]Contract unit transactions
Units outstanding at beginning of year	2,450,429	6,081,661	4,741,851	790,070	111,063	643,744	—
Units issued	762,157	2,123,405	1,284,085	128,694	26,530	379,499	511,377
Units redeemed	(459,098)	(2,061,855)	(810,813)	(134,092)	(16,461)	(308,764)	(30,315)
Units outstanding at end of year	2,753,488	6,143,211	5,215,123	784,672	121,132	714,479	481,062
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$86,606,300	$22,931,884	$44,973,277	$2,968,918	$359,878	$2,166,221	$5,421,584
Proceeds from sales	$47,112,771	$21,984,693	$24,979,404	$2,704,052	$233,098	$1,639,979	$326,425

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

46

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Vanguard Equity Income Fund - Class A(a)	JNL/Vanguard Global Bond Market Index Fund - Class A(a)	JNL/Vanguard Growth Allocation Fund - Class A(a)	JNL/Vanguard International Fund - Class A(a)	JNL/Vanguard International Stock Market Index Fund - Class A(a)	JNL/Vanguard Moderate Allocation Fund - Class A(a)	JNL/Vanguard Moderate Growth Allocation Fund - Class A(a)
Operations
Net investment income (loss)	$(9,377)	$(5,358)	$(1,812)	$(9,530)	$(5,589)	$(6,297)	$(7,049)
Net realized gain (loss) on investments	1,186	486	45	353	123	64	135
Net change in unrealized appreciation
(depreciation) on investments	131,207	5,463	22,922	79,314	83,387	42,048	72,482
Net change in net assets
from operations	123,016	591	21,155	70,137	77,921	35,815	65,568

Contract transactions[1]
Purchase payments	1,350,954	718,996	1,001,912	1,058,996	1,491,988	1,832,645	2,200,875
Surrenders and terminations	(29,434)	(76,057)	(698)	(10,388)	(7,210)	(4,344)	(187)
Transfers between Investment Divisions	3,254,734	1,391,480	579,387	3,969,097	1,868,200	2,599,597	1,555,800
Contract owner charges	(6,743)	(3,484)	(1,774)	(6,537)	(4,085)	(3,420)	(4,762)
Net change in net assets
from contract transaction	4,569,511	2,030,935	1,578,827	5,011,168	3,348,893	4,424,478	3,751,726

Net change in net assets	4,692,527	2,031,526	1,599,982	5,081,305	3,426,814	4,460,293	3,817,294

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$4,692,527	$2,031,526	$1,599,982	$5,081,305	$3,426,814	$4,460,293	$3,817,294

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	450,709	234,400	153,341	489,225	327,513	438,462	369,935
Units redeemed	(8,725)	(31,044)	(265)	(2,877)	(1,180)	(815)	(487)
Units outstanding at end of year	441,984	203,356	153,076	486,348	326,333	437,647	369,448
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$4,659,692	$2,341,088	$1,581,561	$5,040,957	$3,361,004	$4,432,716	$3,756,693
Proceeds from sales	$99,558	$315,511	$4,546	$39,320	$17,700	$14,535	$12,015

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

47

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Vanguard Small Company Growth Fund - Class A(a)	JNL/Vanguard U.S. Stock Market Index Fund - Class A(a)	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A	JNL/WMC Balanced Fund - Class A	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Value Fund - Class A
Operations
Net investment income (loss)	$(7,051)	$(7,729)	$(11,260)	$4,803	$68,052	$(840,777)	$79,044
Net realized gain (loss) on investments	(383)	5,030	85,470	2,028	13,564,745	—	4,297,782
Net change in unrealized appreciation
(depreciation) on investments	94,239	131,997	366,768	(321)	23,804,714	—	2,208,050
Net change in net assets
from operations	86,805	129,298	440,978	6,510	37,437,511	(840,777)	6,584,876

Contract transactions[1]
Purchase payments	1,143,938	2,355,014	345,726	6,977	55,803,215	50,154,110	4,081,648
Surrenders and terminations	(2,790)	(2,643)	(38,900)	(23,475)	(22,122,750)	(11,364,968)	(3,065,332)
Transfers between Investment Divisions	2,577,810	2,357,879	340,844	205,013	11,857,105	(46,799,933)	(999,167)
Contract owner charges	(4,797)	(3,956)	(146)	(1,045)	(3,606,172)	(638,600)	(549,825)
Net change in net assets
from contract transaction	3,714,161	4,706,294	647,524	187,470	41,931,398	(8,649,391)	(532,676)

Net change in net assets	3,800,966	4,835,592	1,088,502	193,980	79,368,909	(9,490,168)	6,052,200

Net assets beginning of year	—	—	1,160,419	155,497	319,121,207	76,888,671	49,469,633

Net assets end of year	$3,800,966	$4,835,592	$2,248,921	$349,477	$398,490,116	$67,398,503	$55,521,833

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	108,533	16,247	7,472,641	6,478,658	1,501,650
Units issued	375,604	476,838	95,672	29,819	2,104,029	6,883,993	319,486
Units redeemed	(21,390)	(24,749)	(42,849)	(11,183)	(1,209,762)	(7,639,072)	(339,593)
Units outstanding at end of year	354,214	452,089	161,356	34,883	8,366,908	5,723,579	1,481,543
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$3,935,509	$4,966,846	$1,211,271	$304,588	$108,821,582	$82,423,863	$14,931,161
Proceeds from sales	$228,400	$268,282	$573,426	$112,315	$58,712,271	$91,914,031	$12,479,288

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

48

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JG - Alt 100 Fund	JG - Conservative Fund	JG - Equity 100 Fund	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund
Operations
Net investment income (loss)	$(262,325)	$(122,710)	$(56,419)	$(54,283)	$(202,089)	$(38,093)	$(124,671)
Net realized gain (loss)	(256,902)	(38,144)	(63,197)	(22,981)	(11,660)	(27,515)	(50,209)
Net change in unrealized appreciation
(depreciation) on investments	291,905	525,271	445,328	260,005	1,359,106	182,630	961,540
Net increase (decrease) in net assets
from operations	(227,322)	364,417	325,712	182,741	1,145,357	117,022	786,660

Contract transactions[1]
Purchase payments	1,380,702	2,850,315	617,620	328,421	1,502,215	354,111	1,152,034
Surrenders and terminations	(1,087,304)	(1,154,102)	(139,589)	(558,151)	(369,402)	(111,651)	(192,026)
Transfers between Investment Divisions	(1,699,717)	(453,890)	(62,239)	(742,304)	3,726,891	(358,518)	(662,033)
Contract owner charges	(6,360)	(5,241)	(1,109)	(1,303)	(11,574)	(492)	(4,178)
Net increase (decrease) in net assets
from contract transaction	(1,412,679)	1,237,082	414,683	(973,337)	4,848,130	(116,550)	293,797

Net increase (decrease) in net assets	(1,640,001)	1,601,499	740,395	(790,596)	5,993,487	472	1,080,457

Net assets beginning of period	25,072,467	10,739,462	5,301,233	5,593,817	17,411,809	3,609,428	11,982,384

Net assets end of period	$23,432,466	$12,340,961	$6,041,628	$4,803,221	$23,405,296	$3,609,900	$13,062,841

[1]Contract Unit Transactions
Units Outstanding at beginning of period	2,446,008	1,026,052	403,542	588,732	1,581,862	388,972	981,951
Units Issued	369,906	357,844	97,280	52,862	554,015	51,496	181,644
Units Redeemed	(507,728)	(243,223)	(65,033)	(153,220)	(111,808)	(64,456)	(153,888)
Units Outstanding at end of period	2,308,186	1,140,673	435,789	488,374	2,024,069	376,012	1,009,707
See notes to the financial statements.

49

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Global Growth Fund
Operations
Net investment income (loss)	$(339,147)	$(513,940)	$(4,436)	$22,477	$46,558	$67,243	$(58,872)
Net realized gain (loss)	(46,075)	(89,158)	(66,796)	207,981	632,025	840,254	(15,203)
Net change in unrealized appreciation
(depreciation) on investments	1,732,300	2,926,882	99,729	159,288	212,228	262,342	75,382
Net increase (decrease) in net assets
from operations	1,347,078	2,323,784	28,497	389,746	890,811	1,169,839	1,307

Contract transactions[1]
Purchase payments	4,785,470	4,972,245	41,896	3,207,080	3,876,363	5,809,929	1,914,598
Surrenders and terminations	(1,345,247)	(2,598,269)	(14,805)	(465,732)	(378,610)	(509,141)	(212,157)
Transfers between Investment Divisions	(1,639,199)	(3,842,928)	(237,106)	2,399,197	601,264	(146,654)	(424,780)
Contract owner charges	(14,653)	(37,723)	(54)	(3,034)	(2,593)	(7,406)	(2,931)
Net increase (decrease) in net assets
from contract transaction	1,786,371	(1,506,675)	(210,069)	5,137,511	4,096,424	5,146,728	1,274,730

Net increase (decrease) in net assets	3,133,449	817,109	(181,572)	5,527,257	4,987,235	6,316,567	1,276,037

Net assets beginning of period	30,299,882	47,720,471	622,026	6,361,678	9,705,437	15,584,892	5,205,752

Net assets end of period	$33,433,331	$48,537,580	$440,454	$11,888,935	$14,692,672	$21,901,459	$6,481,789

[1]Contract Unit Transactions
Units Outstanding at beginning of period	2,611,860	4,112,335	74,231	571,666	767,246	1,293,448	445,359
Units Issued	477,872	542,368	15,555	543,546	520,567	725,045	238,898
Units Redeemed	(322,202)	(658,550)	(42,591)	(91,307)	(207,685)	(302,458)	(126,619)
Units Outstanding at end of period	2,767,530	3,996,153	47,195	1,023,905	1,080,128	1,716,035	557,638

See notes to the financial statements.

50

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/American Funds Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Epoch Global Shareholder Yield Fund
Operations
Net investment income (loss)	$(157,863)	$(18,480)	$60,299	$(19,500)	$292,577	$78,118	$77,620
Net realized gain (loss)	161,671	(188,999)	(72,169)	7,494	120,478	(9,209)	(24,725)
Net change in unrealized appreciation
(depreciation) on investments	1,277,415	333,782	69,353	564,030	(500,999)	31,838	94,098
Net increase (decrease) in net assets
from operations	1,281,223	126,303	57,483	552,024	(87,944)	100,747	146,993

Contract transactions[1]
Purchase payments	2,691,738	175,724	230,726	253,226	19,781,754	769,194	554,027
Surrenders and terminations	(392,610)	(56,757)	(141,443)	(126,524)	(2,049,408)	(49,903)	(116,432)
Transfers between Investment Divisions	32,578	310,835	(272,866)	97,849	15,668,258	55,708	76,004
Contract owner charges	(2,807)	(180)	(330)	(2,525)	(391,574)	(203)	(233)
Net increase (decrease) in net assets
from contract transaction	2,328,899	429,622	(183,913)	222,026	33,009,030	774,796	513,366

Net increase (decrease) in net assets	3,610,122	555,925	(126,430)	774,050	32,921,086	875,543	660,359

Net assets beginning of period	14,176,311	1,416,691	3,620,314	2,123,884	28,617,910	1,374,225	2,756,329

Net assets end of period	$17,786,433	$1,972,616	$3,493,884	$2,897,934	$61,538,996	$2,249,768	$3,416,688

[1]Contract Unit Transactions
Units Outstanding at beginning of period	928,842	149,030	369,214	155,964	2,721,118	138,954	215,653
Units Issued	290,601	67,094	84,304	48,137	4,892,157	115,443	88,021
Units Redeemed	(139,774)	(24,841)	(103,133)	(34,554)	(1,798,375)	(38,841)	(51,676)
Units Outstanding at end of period	1,079,669	191,283	350,385	169,547	5,814,900	215,556	251,998

See notes to the financial statements.

51

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund (a)	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund
Operations
Net investment income (loss)	$181,907	$7,839	$8,246	$10,017	$(4,519)	$(50,079)	$3,198
Net realized gain (loss)	413,760	110,316	(64,638)	(385)	(50,932)	(154,122)	33,087
Net change in unrealized appreciation
(depreciation) on investments	92,096	(342,571)	47,344	(35,874)	87,445	399,571	101,947
Net increase (decrease) in net assets
from operations	687,763	(224,416)	(9,048)	(26,242)	31,994	195,370	138,232

Contract transactions[1]
Purchase payments	774,995	608,356	41,915	69,258	59,744	231,450	1,590,517
Surrenders and terminations	(917,130)	(46,182)	(5,178)	(42,146)	(18,532)	(682,029)	(610,962)
Transfers between Investment Divisions	(1,633,610)	247,129	(796,181)	120,252	(16,318)	(815,821)	5,848,076
Contract owner charges	(3,163)	(583)	(239)	(533)	(692)	(3,146)	(35,262)
Net increase (decrease) in net assets
from contract transaction	(1,778,908)	808,720	(759,683)	146,831	24,202	(1,269,546)	6,792,369

Net increase (decrease) in net assets	(1,091,145)	584,304	(768,731)	120,589	56,196	(1,074,176)	6,930,601

Net assets beginning of period	11,650,678	3,035,813	768,731	736,098	434,460	9,103,915	4,736,600

Net assets end of period	$10,559,533	$3,620,117	$—	$856,687	$490,656	$8,029,739	11,667,201

[1]Contract Unit Transactions
Units Outstanding at beginning of period	993,959	261,624	88,959	73,103	76,245	931,825	441,420
Units Issued	108,609	136,915	7,266	44,773	47,640	129,810	816,333
Units Redeemed	(260,946)	(66,431)	(96,225)	(30,576)	(46,211)	(258,960)	(207,172)
Units Outstanding at end of period	841,622	332,108	—	87,300	77,674	802,675	1,050,581
(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.

See notes to the financial statements.

52

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/PPM America Long Short Credit Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A
Operations
Net investment income (loss)	$70,835	$(204,024)	$(4,055)	$(3,845)	$(9,985)	$(7,989)	$(234,769)
Net realized gain (loss)	(12,158)	515,413	644,313	5,131	90,836	4,994	(389,063)
Net change in unrealized appreciation
(depreciation) on investments	1,604	1,442,541	1,477,057	154,944	486,822	(2,031)	911,316
Net increase (decrease) in net assets
from operations	60,281	1,753,930	2,117,315	156,230	567,673	(5,026)	287,484

Contract transactions[1]
Purchase payments	60,811	15,737,301	838,427	389,320	567,133	345,309	341,680
Surrenders and terminations	(28,440)	(1,224,347)	(824,501)	(13,219)	(107,636)	(75,219)	(906,500)
Transfers between Investment Divisions	254,454	7,258,599	(253,151)	10,375	629,538	116,474	(1,504,537)
Contract owner charges	(222)	(12,666)	(7,717)	(173)	(3,624)	(387)	(179,457)
Net increase (decrease) in net assets
from contract transaction	286,603	21,758,887	(246,942)	386,303	1,085,411	386,177	(2,248,814)

Net increase (decrease) in net assets	346,884	23,512,817	1,870,373	542,533	1,653,084	381,151	(1,961,330)

Net assets beginning of period	514,221	15,980,153	12,552,153	861,264	1,398,394	779,268	17,691,195

Net assets end of period	$861,105	$39,492,970	$14,422,526	$1,403,797	$3,051,478	$1,160,419	$15,729,865

[1]Contract Unit Transactions
Units Outstanding at beginning of period	54,762	1,329,919	806,880	78,828	446,993	72,269	1,049,427
Units Issued	43,931	2,179,446	104,540	52,903	593,487	86,770	117,515
Units Redeemed	(15,367)	(430,610)	(121,350)	(20,668)	(396,736)	(50,506)	(251,953)
Units Outstanding at end of period	83,326	3,078,755	790,070	111,063	643,744	108,533	914,989

See notes to the financial statements.

53

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A
Operations
Net investment income (loss)	$(744,029)	$(1,325,814)	$(1,619,406)	$(1,174,629)	$(1,256,094)	$(1,693,601)	$(3,689)
Net realized gain (loss)	(2,539)	510,587	524,533	(488,591)	(903,453)	(1,103,225)	1,297
Net change in unrealized appreciation
(depreciation) on investments	3,943,980	5,738,622	7,560,487	5,069,135	4,912,718	5,399,613	8,197
Net increase (decrease) in net assets
from operations	3,197,412	4,923,395	6,465,614	3,405,915	2,753,171	2,602,787	5,805

Contract transactions[1]
Purchase payments	4,509,780	7,750,728	12,351,259	4,894,963	1,893,460	4,822,528	140,021
Surrenders and terminations	(2,059,175)	(3,920,531)	(5,854,041)	(3,377,637)	(3,333,308)	(5,073,271)	(10,209)
Transfers between Investment Divisions	(2,666,910)	(315,574)	2,804,895	(3,114,024)	(9,482,701)	(6,404,053)	42,403
Contract owner charges	(659,512)	(1,129,316)	(1,385,661)	(968,888)	(1,035,103)	(1,484,902)	(201)
Net increase (decrease) in net assets
from contract transaction	(875,817)	2,385,307	7,916,452	(2,565,586)	(11,957,652)	(8,139,698)	172,014

Net increase (decrease) in net assets	2,321,595	7,308,702	14,382,066	840,329	(9,204,481)	(5,536,911)	177,819

Net assets beginning of period	48,060,489	84,073,110	99,288,919	76,881,590	84,507,579	111,008,977	469,267

Net assets end of period	$50,382,084	$91,381,812	$113,670,985	$77,721,919	$75,303,098	$105,472,066	$647,086

[1]Contract Unit Transactions
Units Outstanding at beginning of period	4,280,844	6,739,814	8,227,761	4,804,026	5,175,158	6,794,394	49,365
Units Issued	612,811	1,107,206	1,998,542	502,225	196,992	870,803	29,401
Units Redeemed	(684,048)	(925,729)	(1,346,899)	(660,504)	(922,944)	(1,366,864)	(11,087)
Units Outstanding at end of period	4,209,607	6,921,291	8,879,404	4,645,747	4,449,206	6,298,333	67,679

See notes to the financial statements.

54

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL Multi-Manager Mid Cap Fund - A (a)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A
Operations
Net investment income (loss)	$(348)	$(1,004,429)	$(325,191)	$(25,872)	$(1,185,109)	$(2,514,742)	$(408,116)
Net realized gain (loss)	5,499	5,922,321	2,757,183	(14,490)	299,953	3,685,630	(207,347)
Net change in unrealized appreciation
(depreciation) on investments	1,725	(2,463,396)	5,909,415	112,845	5,186,429	23,122,135	707,506
Net increase (decrease) in net assets
from operations	6,876	2,454,496	8,341,407	72,483	4,301,273	24,293,023	92,043

Contract transactions[1]
Purchase payments	227,603	2,928,571	2,781,481	565,216	16,543,300	26,675,366	2,701,829
Surrenders and terminations	15	(2,879,610)	(1,898,941)	(53,328)	(2,745,189)	(5,321,715)	(1,365,163)
Transfers between Investment Divisions	130,802	(5,513,891)	(970,111)	(147,752)	8,243,131	21,619,041	368,975
Contract owner charges	(94)	(830,647)	(466,669)	(317)	(920,384)	(2,061,476)	(339,595)
Net increase (decrease) in net assets
from contract transaction	358,326	(6,295,577)	(554,240)	363,819	21,120,858	40,911,216	1,366,046

Net increase (decrease) in net assets	365,202	(3,841,081)	7,787,167	436,302	25,422,131	65,204,239	1,458,089

Net assets beginning of period	—	70,079,382	38,892,744	2,234,158	64,398,326	132,010,723	24,591,815

Net assets end of period	$365,202	$66,238,301	$46,679,911	$2,670,460	$89,820,457	$197,214,962	$26,049,904

[1]Contract Unit Transactions
Units Outstanding at beginning of period	—	1,948,088	2,368,921	225,161	5,453,918	8,426,541	2,479,193
Units Issued	46,678	270,208	444,478	78,420	2,736,759	4,005,948	617,931
Units Redeemed	(12,326)	(456,416)	(486,098)	(41,891)	(999,477)	(1,631,985)	(493,188)
Units Outstanding at end of period	34,352	1,761,880	2,327,301	261,690	7,191,200	10,800,504	2,603,936
(a) Commencement of operations September 19, 2016.

See notes to the financial statements.

55

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/American Funds Global Small Capitalization Fund - A	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A
Operations
Net investment income (loss)	$(434,386)	$(2,782,751)	$(795,421)	$(842,793)	$(626,015)	$453,629	$(1,854,726)
Net realized gain (loss)	52,047	2,906,844	196,103	(278,788)	(914,948)	(387,318)	3,146,359
Net change in unrealized appreciation
(depreciation) on investments	443,126	18,482,229	3,888,279	2,000,153	2,793,534	(1,549,634)	3,089,941
Net increase (decrease) in net assets
from operations	60,787	18,606,322	3,288,961	878,572	1,252,571	(1,483,323)	4,381,574

Contract transactions[1]
Purchase payments	2,877,612	37,752,666	11,780,063	8,010,327	4,308,935	2,079,272	19,822,764
Surrenders and terminations	(1,061,048)	(6,203,474)	(1,203,960)	(2,039,687)	(1,376,138)	(757,273)	(5,736,008)
Transfers between Investment Divisions	(1,145,442)	4,443,528	3,807,970	1,983,790	1,455,156	(127,673)	(11,371,652)
Contract owner charges	(376,941)	(2,237,485)	(650,928)	(665,996)	(522,403)	(18,483)	(1,956,630)
Net increase (decrease) in net assets
from contract transaction	294,181	33,755,235	13,733,145	7,288,434	3,865,550	1,175,843	758,474

Net increase (decrease) in net assets	354,968	52,361,557	17,022,106	8,167,006	5,118,121	(307,480)	5,140,048

Net assets beginning of period	28,735,416	169,248,318	43,553,425	53,202,035	37,689,730	13,833,058	170,802,051

Net assets end of period	$29,090,384	$221,609,875	$60,575,531	$61,369,041	$42,807,851	$13,525,578	$175,942,099

[1]Contract Unit Transactions
Units Outstanding at beginning of period	2,277,120	10,413,407	3,497,030	4,759,785	3,676,911	1,215,466	14,720,866
Units Issued	489,901	3,591,492	1,842,188	1,629,029	1,130,445	477,086	2,702,120
Units Redeemed	(468,094)	(1,559,816)	(747,458)	(989,870)	(768,814)	(379,976)	(2,639,450)
Units Outstanding at end of period	2,298,927	12,445,083	4,591,760	5,398,944	4,038,542	1,312,576	14,783,536
See notes to the financial statements.

56

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A (a)	JNL/Causeway International Value Select Fund - A
Operations
Net investment income (loss)	$(1,413,224)	$(343,934)	$(17,090)	$699,031	$(326,527)	$53,612	$(106,257)
Net realized gain (loss)	2,801,214	(2,201,745)	59,351	(2,087,762)	1,531,197	3,416,601	(1,176,747)
Net change in unrealized appreciation
(depreciation) on investments	(401,671)	13,293,017	(30,738)	7,118,674	(376,796)	(2,781,524)	741,752
Net increase (decrease) in net assets
from operations	986,319	10,747,338	11,523	5,729,943	827,874	688,689	(541,252)

Contract transactions[1]
Purchase payments	9,578,048	3,522,233	180,969	5,764,844	1,470,906	376,871	2,627,526
Surrenders and terminations	(4,227,119)	(2,481,005)	(31,039)	(1,698,754)	(1,379,807)	(242,058)	(1,496,470)
Transfers between Investment Divisions	39,228,510	3,728,808	(315,834)	4,453,889	(874,582)	(16,705,826)	(922,366)
Contract owner charges	(1,145,509)	(591,470)	(201)	(660,208)	(232,531)	(58,135)	(396,427)
Net increase (decrease) in net assets
from contract transaction	43,433,930	4,178,566	(166,105)	7,859,771	(1,016,014)	(16,629,148)	(187,737)

Net increase (decrease) in net assets	44,420,249	14,925,904	(154,582)	13,589,714	(188,140)	(15,940,459)	(728,989)

Net assets beginning of period	63,322,988	42,216,454	1,854,697	52,588,939	21,514,549	15,940,459	34,217,641

Net assets end of period	$107,743,237	$57,142,358	$1,700,115	$66,178,653	$21,326,409	$—	$33,488,652

[1]Contract Unit Transactions
Units Outstanding at beginning of period	1,571,657	6,049,919	179,864	4,197,358	1,623,562	484,927	2,679,218
Units Issued	1,720,557	1,905,035	125,752	1,447,574	261,887	52,826	535,316
Units Redeemed	(637,134)	(1,390,270)	(142,299)	(883,915)	(342,754)	(537,753)	(560,078)
Units Outstanding at end of period	2,655,080	6,564,684	163,317	4,761,017	1,542,695	—	2,654,456
(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.

See notes to the financial statements.

57

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/Crescent High Income Fund - A (a)	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Emerging Markets Fixed Income Fund - A (a)	JNL/DoubleLine Shiller Enhanced CAPE Fund - A	JNL/Eastspring Investments Asia ex-Japan Fund - A (b)	JNL/FPA + DoubleLine Flexible Allocation Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A
Operations
Net investment income (loss)	$(13,490)	$(187,300)	$(946)	$5,304	$115,899	$(399,446)	$(1,259,131)
Net realized gain (loss)	5,875	1,597,863	184	17,551	(2,212,737)	(2,874,241)	1,504,523
Net change in unrealized appreciation
(depreciation) on investments	82,106	4,119,246	(619)	217,194	2,400,185	4,758,025	8,658,954
Net increase (decrease) in net assets
from operations	74,491	5,529,809	(1,381)	240,049	303,347	1,484,338	8,904,346

Contract transactions[1]
Purchase payments	628,769	5,707,778	172,325	1,377,496	224,071	2,881,224	2,734,031
Surrenders and terminations	(22,602)	(2,030,802)	(422)	(7,043)	(245,401)	(4,093,835)	(5,471,616)
Transfers between Investment Divisions	2,372,457	3,568,678	135,031	1,406,803	(11,004,096)	(12,282,666)	(5,223,869)
Contract owner charges	(8,321)	(453,913)	—	(82)	(42,374)	(1,121,241)	(1,006,078)
Net increase (decrease) in net assets
from contract transaction	2,970,303	6,791,741	306,934	2,777,174	(11,067,800)	(14,616,518)	(8,967,532)

Net increase (decrease) in net assets	3,044,794	12,321,550	305,553	3,017,223	(10,764,453)	(13,132,180)	(63,186)

Net assets beginning of period	—	38,575,740	—	590,287	10,764,453	98,689,540	85,001,487

Net assets end of period	$3,044,794	$50,897,290	$305,553	$3,607,510	$—	$85,557,360	$84,938,301

[1]Contract Unit Transactions
Units Outstanding at beginning of period	—	1,522,576	—	53,853	1,538,620	8,127,866	7,726,173
Units Issued	322,365	653,766	38,432	296,811	66,840	1,086,289	520,762
Units Redeemed	(30,900)	(393,892)	(9,104)	(71,039)	(1,605,460)	(2,314,710)	(1,339,544)
Units Outstanding at end of period	291,465	1,782,450	29,328	279,625	—	6,899,445	6,907,391
(a) Commencement of operations April 25, 2016.
(b) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.

See notes to the financial statements.

58

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A
Operations
Net investment income (loss)	$151,734	$(559,747)	$4,692,150	$4,723	$413,432	$605,117	$(140,145)
Net realized gain (loss)	1,476,330	(1,650,067)	(1,096,232)	89,903	3,365,486	(287,497)	(501,796)
Net change in unrealized appreciation
(depreciation) on investments	821,755	3,052,958	13,606,477	(1,001,831)	2,028,475	(95,066)	1,372,515
Net increase (decrease) in net assets
from operations	2,449,819	843,144	17,202,395	(907,205)	5,807,393	222,554	730,574

Contract transactions[1]
Purchase payments	2,050,350	3,466,707	11,125,051	3,530,848	2,314,884	5,537,177	188,565
Surrenders and terminations	(1,751,280)	(2,047,855)	(8,336,674)	(1,210,612)	(2,451,141)	(3,635,603)	(518,834)
Transfers between Investment Divisions	(1,104,045)	(3,352,881)	(3,704,784)	(1,245,136)	(696,444)	618,651	(563,599)
Contract owner charges	(365,872)	(356,838)	(1,617,210)	(363,004)	(566,505)	(722,693)	(107,274)
Net increase (decrease) in net assets
from contract transaction	(1,170,847)	(2,290,867)	(2,533,617)	712,096	(1,399,206)	1,797,532	(1,001,142)

Net increase (decrease) in net assets	1,278,972	(1,447,723)	14,668,778	(195,109)	4,408,187	2,020,086	(270,568)

Net assets beginning of period	28,794,910	42,800,015	141,626,365	31,890,312	43,429,825	60,731,682	9,817,111

Net assets end of period	$30,073,882	$41,352,292	$156,295,143	$31,695,203	$47,838,012	$62,751,768	$9,546,543

[1]Contract Unit Transactions
Units Outstanding at beginning of period	2,893,589	3,870,743	11,092,515	3,175,754	3,826,464	2,456,243	896,423
Units Issued	566,501	798,981	1,796,934	974,305	548,715	703,386	94,904
Units Redeemed	(691,520)	(1,018,038)	(2,011,875)	(914,844)	(679,086)	(647,758)	(182,833)
Units Outstanding at end of period	2,768,570	3,651,686	10,877,574	3,235,215	3,696,093	2,511,871	808,494

See notes to the financial statements.

59

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A	JNL/Invesco China-India Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A	JNL/Invesco Large Cap Growth Fund - A (a)
Operations
Net investment income (loss)	$(1,013,580)	$(441,521)	$169	$(170,771)	$426,067	$193,110	$(221,173)
Net realized gain (loss)	(3,397,162)	2,553,110	(13,818)	583,389	1,468,005	1,211,572	(4,448,574)
Net change in unrealized appreciation
(depreciation) on investments	11,558,358	26,287	107,600	(1,886,686)	(1,624,106)	(2,934,087)	2,123,023
Net increase (decrease) in net assets
from operations	7,147,616	2,137,876	93,951	(1,474,068)	269,966	(1,529,405)	(2,546,724)

Contract transactions[1]
Purchase payments	5,086,241	2,154,683	88,902	1,713,669	7,970,333	7,903,646	1,454,292
Surrenders and terminations	(3,034,915)	(1,500,361)	(3,821)	(1,630,173)	(3,213,377)	(2,048,019)	(601,006)
Transfers between Investment Divisions	(332,986)	(7,189,489)	106,929	7,368,129	2,115,246	4,567,404	(48,113,138)
Contract owner charges	(839,723)	(451,495)	(47)	(428,152)	(865,006)	(606,080)	(180,373)
Net increase (decrease) in net assets
from contract transaction	878,617	(6,986,662)	191,963	7,023,473	6,007,196	9,816,951	(47,440,225)

Net increase (decrease) in net assets	8,026,233	(4,848,786)	285,914	5,549,405	6,277,162	8,287,546	(49,986,949)

Net assets beginning of period	65,900,270	37,637,011	883,304	28,450,266	72,202,743	49,732,034	49,986,949

Net assets end of period	$73,926,503	$32,788,225	$1,169,218	$33,999,671	$78,479,905	$58,019,580	$—

[1]Contract Unit Transactions
Units Outstanding at beginning of period	3,607,706	2,936,259	100,360	3,886,776	4,443,953	2,573,952	2,624,089
Units Issued	965,175	646,847	39,011	2,350,138	1,315,173	1,038,360	223,077
Units Redeemed	(960,355)	(1,180,868)	(19,990)	(1,361,546)	(983,703)	(536,600)	(2,847,166)
Units Outstanding at end of period	3,612,526	2,402,238	119,381	4,875,368	4,775,423	3,075,712	—
(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.

See notes to the financial statements.

60

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A
Operations
Net investment income (loss)	$(292,837)	$(1,170,496)	$(981,590)	$156,447	$214,856	$(609,144)	$(354,699)
Net realized gain (loss)	1,123,147	2,105,014	4,025,433	(52,273)	(1,257,389)	1,463,639	(57,290)
Net change in unrealized appreciation
(depreciation) on investments	2,668,379	7,123,225	(3,763,701)	(353,643)	5,458,851	3,202,511	366,681
Net increase (decrease) in net assets
from operations	3,498,689	8,057,743	(719,858)	(249,469)	4,416,318	4,057,006	(45,308)

Contract transactions[1]
Purchase payments	2,334,459	9,396,142	7,111,972	14,569,229	687,733	1,406,965	11,750,816
Surrenders and terminations	(1,171,875)	(3,074,146)	(3,018,735)	(5,112,126)	(1,412,815)	(2,439,415)	(3,489,588)
Transfers between Investment Divisions	(250,225)	521,120	(8,167,118)	255,526	(758,481)	587,934	2,099,525
Contract owner charges	(304,478)	(900,043)	(680,682)	(630,808)	(293,778)	(493,583)	(505,268)
Net increase (decrease) in net assets
from contract transaction	607,881	5,943,073	(4,754,563)	9,081,821	(1,777,341)	(938,099)	9,855,485

Net increase (decrease) in net assets	4,106,570	14,000,816	(5,474,421)	8,832,352	2,638,977	3,118,907	9,810,177

Net assets beginning of period	24,975,776	77,052,024	73,188,957	48,574,758	25,690,202	39,426,431	48,479,388

Net assets end of period	$29,082,346	$91,052,840	$67,714,536	$57,407,110	$28,329,179	$42,545,338	$58,289,565

[1]Contract Unit Transactions
Units Outstanding at beginning of period	1,037,576	3,131,006	1,850,261	2,424,389	2,548,804	3,199,402	3,477,512
Units Issued	222,464	949,843	475,290	2,477,403	336,772	729,418	1,516,958
Units Redeemed	(199,840)	(726,013)	(610,886)	(2,089,194)	(504,767)	(802,183)	(868,895)
Units Outstanding at end of period	1,060,200	3,354,836	1,714,665	2,812,598	2,380,809	3,126,637	4,125,575

See notes to the financial statements.

61

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A
Operations
Net investment income (loss)	$158,691	$481,063	$(1,146,777)	$(907,975)	$88,374	$(1,660,318)	$(4,547,511)
Net realized gain (loss)	(1,246,929)	(1,981,120)	1,152,606	(1,162,443)	254,540	1,125,670	8,464,934
Net change in unrealized appreciation
(depreciation) on investments	3,466,445	302,206	7,270,613	1,743,037	860,559	22,498,087	28,018,264
Net increase (decrease) in net assets
from operations	2,378,207	(1,197,851)	7,276,442	(327,381)	1,203,473	21,963,439	31,935,687

Contract transactions[1]
Purchase payments	5,444,206	2,813,545	3,790,968	7,840,243	1,848,081	18,164,742	47,417,670
Surrenders and terminations	(1,129,159)	(1,030,794)	(2,874,118)	(3,715,547)	(742,631)	(5,050,610)	(13,677,172)
Transfers between Investment Divisions	7,953,626	(5,949,798)	3,124,383	2,342,702	(2,834,773)	15,658,687	27,106,309
Contract owner charges	(472,174)	(321,148)	(871,815)	(802,854)	(187,798)	(1,355,945)	(3,746,234)
Net increase (decrease) in net assets
from contract transaction	11,796,499	(4,488,195)	3,169,418	5,664,544	(1,917,121)	27,416,874	57,100,573

Net increase (decrease) in net assets	14,174,706	(5,686,046)	10,445,860	5,337,163	(713,648)	49,380,313	89,036,260

Net assets beginning of period	30,412,177	31,682,759	71,785,206	73,404,755	16,986,964	112,335,304	306,396,708

Net assets end of period	$44,586,883	$25,996,713	$82,231,066	$78,741,918	$16,273,316	$161,715,617	$395,432,968

[1]Contract Unit Transactions
Units Outstanding at beginning of period	3,889,159	2,279,106	5,653,944	4,422,174	1,046,174	4,453,650	17,303,989
Units Issued	2,463,213	622,089	1,175,743	1,365,335	300,766	1,885,435	6,972,567
Units Redeemed	(1,099,305)	(972,799)	(961,702)	(1,026,016)	(420,338)	(934,421)	(3,948,993)
Units Outstanding at end of period	5,253,067	1,928,396	5,867,985	4,761,493	926,602	5,404,664	20,327,563

See notes to the financial statements.

62

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A
Operations
Net investment income (loss)	$(969,568)	$37,467	$(202,018)	$(13,940)	$(86,767)	$(155,916)	$549,978
Net realized gain (loss)	277,534	219,566	(96,565)	(7,352)	(54,875)	(460,032)	(46,952)
Net change in unrealized appreciation
(depreciation) on investments	23,136,678	262,042	818,964	46,117	314,795	(335,624)	730,963
Net increase (decrease) in net assets
from operations	22,444,644	519,075	520,381	24,825	173,153	(951,572)	1,233,989

Contract transactions[1]
Purchase payments	11,639,695	1,133,571	1,352,230	316,008	975,842	2,105,840	4,023,065
Surrenders and terminations	(4,721,185)	(244,130)	(961,575)	(53,653)	(331,101)	(302,260)	(1,728,885)
Transfers between Investment Divisions	6,722,572	40,601	(1,126,161)	(122,758)	(577,718)	(2,662,151)	1,200,615
Contract owner charges	(1,003,498)	(2,866)	(4,225)	(373)	(5,248)	(131,530)	(404,356)
Net increase (decrease) in net assets
from contract transaction	12,637,584	927,176	(739,731)	139,224	61,775	(990,101)	3,090,439

Net increase (decrease) in net assets	35,082,228	1,446,251	(219,350)	164,049	234,928	(1,941,673)	4,324,428

Net assets beginning of period	88,287,528	3,030,984	19,204,010	1,230,982	7,804,193	10,795,902	33,381,709

Net assets end of period	$123,369,756	$4,477,235	$18,984,660	$1,395,031	$8,039,121	$8,854,229	$37,706,137

[1]Contract Unit Transactions
Units Outstanding at beginning of period	4,112,438	272,053	1,907,201	127,212	796,060	909,129	3,237,202
Units Issued	1,372,532	233,544	223,564	41,828	127,917	315,712	1,192,169
Units Redeemed	(860,259)	(157,938)	(298,756)	(27,221)	(120,339)	(403,289)	(923,977)
Units Outstanding at end of period	4,624,711	347,659	1,832,009	141,819	803,638	821,552	3,505,394
See notes to the financial statements.

63

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/Oppenheimer Emerging Markets Innovator Fund - A	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A
Operations
Net investment income (loss)	$(5,452)	$(803,151)	$3,335,621	$(2,520,670)	$2,394,582	$(1,277,475)	$(196,251)
Net realized gain (loss)	445	2,809,175	(2,599,504)	(1,496,243)	(693,454)	(2,550,429)	1,642,982
Net change in unrealized appreciation
(depreciation) on investments	(4,525)	(3,129,779)	1,983,990	6,636,328	4,140,679	17,947,603	4,465,942
Net increase (decrease) in net assets
from operations	(9,532)	(1,123,755)	2,720,107	2,619,415	5,841,807	14,119,699	5,912,673

Contract transactions[1]
Purchase payments	245,830	4,825,476	4,350,671	21,364,709	9,154,565	8,849,912	4,114,781
Surrenders and terminations	(9,616)	(4,214,132)	(4,378,814)	(15,367,680)	(4,015,313)	(6,168,644)	(1,025,130)
Transfers between Investment Divisions	62,455	11,929,921	(1,479,348)	(7,910,269)	3,660,967	6,465,448	7,530,429
Contract owner charges	(31)	(1,048,526)	(862,288)	(2,550,877)	(703,089)	(970,566)	(276,191)
Net increase (decrease) in net assets
from contract transaction	298,638	11,492,739	(2,369,779)	(4,464,117)	8,097,130	8,176,150	10,343,889

Net increase (decrease) in net assets	289,106	10,368,984	350,328	(1,844,702)	13,938,937	22,295,849	16,256,562

Net assets beginning of period	343,244	83,341,353	75,850,423	224,765,707	76,164,446	88,964,977	18,513,633

Net assets end of period	$632,350	$93,710,337	$76,200,751	$222,921,005	$90,103,383	$111,260,826	$34,770,195

[1]Contract Unit Transactions
Units Outstanding at beginning of period	40,715	4,415,328	5,852,518	11,614,468	7,290,143	5,028,852	1,229,809
Units Issued	40,823	1,914,668	1,086,553	2,200,913	2,321,787	1,776,773	961,898
Units Redeemed	(5,383)	(1,314,534)	(1,283,075)	(2,498,914)	(1,623,973)	(1,348,411)	(353,008)
Units Outstanding at end of period	76,155	5,015,462	5,655,996	11,316,467	7,987,957	5,457,214	1,838,699

See notes to the financial statements.

64

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Total Return Fund - A (a)	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A
Operations
Net investment income (loss)	$(520,179)	$315,497	$48,543	$731,664	$(6,430,175)	$(306,894)	$2,551,645
Net realized gain (loss)	366,261	76,784	238,013	1,755,501	285,783	4,581,374	13,866,780
Net change in unrealized appreciation
(depreciation) on investments	9,677,661	(226,778)	1,480,669	(952,761)	42,181,635	(1,791,853)	17,923,759
Net increase (decrease) in net assets
from operations	9,523,743	165,503	1,767,225	1,534,404	36,037,243	2,482,627	34,342,184

Contract transactions[1]
Purchase payments	5,895,186	7,077,178	1,113,493	1,132,745	65,459,942	7,591,846	30,677,119
Surrenders and terminations	(1,321,035)	(376,626)	(543,880)	(1,023,066)	(17,255,138)	(2,403,895)	(14,712,681)
Transfers between Investment Divisions	10,025,346	7,928,354	1,141,825	(2,770,596)	(8,671,239)	(1,979,813)	71,964,647
Contract owner charges	(456,834)	(91,869)	(102,880)	(155,753)	(4,960,690)	(743,610)	(2,971,538)
Net increase (decrease) in net assets
from contract transaction	14,142,663	14,537,037	1,608,558	(2,816,670)	34,572,875	2,464,528	84,957,547

Net increase (decrease) in net assets	23,666,406	14,702,540	3,375,783	(1,282,266)	70,610,118	4,947,155	119,299,731

Net assets beginning of period	27,058,898	4,717,236	8,505,461	25,382,520	409,477,965	63,578,540	188,179,469

Net assets end of period	$50,725,304	$19,419,776	$11,881,244	$24,100,254	$480,088,083	$68,525,695	$307,479,200

[1]Contract Unit Transactions
Units Outstanding at beginning of period	1,825,216	306,072	363,050	1,743,376	21,910,109	3,071,895	10,616,582
Units Issued	1,379,830	1,321,089	129,541	211,640	6,474,995	1,224,359	6,693,620
Units Redeemed	(545,927)	(434,694)	(79,835)	(407,890)	(4,790,385)	(1,120,202)	(2,383,745)
Units Outstanding at end of period	2,659,119	1,192,467	412,756	1,547,126	23,594,719	3,176,052	14,926,457
(a) On April 25, 2016, JNL/PPM America Total Return Fund was created in the JNL Series Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Statement of Changes in Net Assets includes activity of the acquiring fund formerly in JNL Investors Series Trust for the period January 1, 2016 through April 24, 2016 and the acquired fund in JNL Series Trust for the period after April 24, 2016.

See notes to the financial statements.

65

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/S&P International 5 Fund - A	JNL/S&P Intrinsic Value Fund - A	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A
Operations
Net investment income (loss)	$48,807	$658,577	$(2,038,063)	$(2,190,612)	$(5,210,711)	$(4,335,414)	$(6,691,313)
Net realized gain (loss)	(36,170)	(4,235,577)	3,058,241	1,714,360	8,484,786	4,134,475	8,601,816
Net change in unrealized appreciation
(depreciation) on investments	104,751	5,584,939	4,396,072	5,162,401	11,192,436	11,277,694	15,276,844
Net increase (decrease) in net assets
from operations	117,388	2,007,939	5,416,250	4,686,149	14,466,511	11,076,755	17,187,347

Contract transactions[1]
Purchase payments	264,142	5,333,962	7,864,607	5,658,727	24,313,392	20,822,690	27,343,937
Surrenders and terminations	(46,418)	(2,010,708)	(7,033,572)	(13,512,646)	(18,092,646)	(15,534,254)	(23,429,743)
Transfers between Investment Divisions	(179,085)	(7,681,416)	(9,652,521)	(1,997,085)	(8,955,755)	(7,142,759)	(13,118,291)
Contract owner charges	(542)	(665,579)	(1,634,247)	(1,692,211)	(4,196,801)	(3,459,268)	(5,398,836)
Net increase (decrease) in net assets
from contract transaction	38,097	(5,023,741)	(10,455,733)	(11,543,215)	(6,931,810)	(5,313,591)	(14,602,933)

Net increase (decrease) in net assets	155,485	(3,015,802)	(5,039,483)	(6,857,066)	7,534,701	5,763,164	2,584,414

Net assets beginning of period	1,737,991	59,765,284	135,511,885	142,096,615	339,937,172	280,866,529	443,578,374

Net assets end of period	$1,893,476	$56,749,482	$130,472,402	$135,239,549	$347,471,873	$286,629,693	$446,162,788

[1]Contract Unit Transactions
Units Outstanding at beginning of period	190,319	3,188,724	6,881,873	10,875,429	17,079,069	19,230,242	23,737,460
Units Issued	82,820	882,277	1,299,272	1,470,285	2,488,356	2,578,049	3,083,064
Units Redeemed	(79,627)	(1,157,691)	(1,882,776)	(2,341,248)	(2,864,046)	(2,960,923)	(3,880,952)
Units Outstanding at end of period	193,512	2,913,310	6,298,369	10,004,466	16,703,379	18,847,368	22,939,572

See notes to the financial statements.

66

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A
Operations
Net investment income (loss)	$22,036	$151,312	$(11,031)	$(3,892,280)	$(3,077,944)	$(105,528)	$375,980
Net realized gain (loss)	(134,767)	(965,689)	17,292	6,479,006	5,104,959	(159,214)	9,101,814
Net change in unrealized appreciation
(depreciation) on investments	2,510,883	4,257,175	124,558	(1,413,502)	6,832,032	206,254	807,423
Net increase (decrease) in net assets
from operations	2,398,152	3,442,798	130,819	1,173,224	8,859,047	(58,488)	10,285,217

Contract transactions[1]
Purchase payments	4,213,842	3,577,388	847,301	35,785,826	22,683,481	10,148,845	16,643,886
Surrenders and terminations	(309,884)	(1,274,565)	(157,161)	(14,296,448)	(12,092,560)	(3,779,638)	(7,968,439)
Transfers between Investment Divisions	1,375,115	4,812,405	(4,467)	(10,667,003)	(10,110,253)	(1,645,974)	2,096,948
Contract owner charges	(135,195)	(399,154)	(1,653)	(2,863,155)	(2,481,542)	(625,266)	(1,158,837)
Net increase (decrease) in net assets
from contract transaction	5,143,878	6,716,074	684,020	7,959,220	(2,000,874)	4,097,967	9,613,558

Net increase (decrease) in net assets	7,542,030	10,158,872	814,839	9,132,444	6,858,173	4,039,479	19,898,775

Net assets beginning of period	11,122,098	30,621,414	3,732,815	259,476,449	199,715,670	58,280,176	103,768,516

Net assets end of period	$18,664,128	$40,780,286	$4,547,654	$268,608,893	$206,573,843	$62,319,655	$123,667,291

[1]Contract Unit Transactions
Units Outstanding at beginning of period	1,116,827	1,815,561	396,872	4,906,708	2,484,797	5,700,368	4,353,923
Units Issued	822,558	889,393	169,184	1,681,446	594,150	2,730,322	1,361,831
Units Redeemed	(327,418)	(530,265)	(98,805)	(1,547,372)	(628,518)	(2,349,029)	(973,903)
Units Outstanding at end of period	1,611,967	2,174,689	467,251	5,040,782	2,450,429	6,081,661	4,741,851

See notes to the financial statements.

67

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/Westchester Capital Event Driven Fund - A	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A
Operations
Net investment income (loss)	$(1,045)	$(132,929)	$(1,171,148)	$(214,890)	$155,508	$(457,986)	$57,000
Net realized gain (loss)	352	9,872,495	1,462	548,710	1,084,034	1,641,102	2,586,603
Net change in unrealized appreciation
(depreciation) on investments	3,183	14,356,814	—	4,901,830	1,189,265	787,015	9,647,104
Net increase (decrease) in net assets
from operations	2,490	24,096,380	(1,169,686)	5,235,650	2,428,807	1,970,131	12,290,707

Contract transactions[1]
Purchase payments	41,568	56,469,683	55,916,355	3,515,479	618,672	9,556,815	7,044,566
Surrenders and terminations	(3,965)	(12,170,825)	(21,949,462)	(2,747,933)	(769,781)	(2,457,370)	(2,615,576)
Transfers between Investment Divisions	81,935	24,581,628	(25,853,323)	(317,746)	301,077	(13,789,441)	12,674,734
Contract owner charges	(29)	(2,778,553)	(846,256)	(521,854)	(162,710)	(614,157)	(662,166)
Net increase (decrease) in net assets
from contract transaction	119,509	66,101,933	7,267,314	(72,054)	(12,742)	(7,304,153)	16,441,558

Net increase (decrease) in net assets	121,999	90,198,313	6,097,628	5,163,596	2,416,065	(5,334,022)	28,732,265

Net assets beginning of period	33,498	228,922,894	70,791,043	44,306,037	11,240,043	60,046,937	52,079,564

Net assets end of period	$155,497	$319,121,207	$76,888,671	$49,469,633	$13,656,108	$54,712,915	$80,811,829

[1]Contract Unit Transactions
Units Outstanding at beginning of period	3,555	5,903,949	5,888,262	1,505,230	1,446,597	2,621,897	4,501,871
Units Issued	18,301	2,589,095	10,933,168	247,344	339,509	828,047	2,766,285
Units Redeemed	(5,609)	(1,020,403)	(10,342,772)	(250,924)	(364,887)	(1,183,586)	(1,584,045)
Units Outstanding at end of period	16,247	7,472,641	6,478,658	1,501,650	1,421,219	2,266,358	5,684,111

See notes to the financial statements.

68

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2016

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC Nasdaq 100 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A
Operations
Net investment income (loss)	$631,613	$2,023,158	$(260,190)	$446,088	$(130,266)	$(111,623)	$(921,462)
Net realized gain (loss)	14,991,142	6,542,540	6,307,328	(3,483,250)	(1,701,336)	(439,342)	3,777,987
Net change in unrealized appreciation
(depreciation) on investments	(27,038,486)	14,024,259	(2,298,955)	23,970,340	2,023,338	7,383,021	8,911,616
Net increase (decrease) in net assets
from operations	(11,415,731)	22,589,957	3,748,183	20,933,178	191,736	6,832,056	11,768,141

Contract transactions[1]
Purchase payments	21,123,511	5,790,024	8,487,898	11,783,575	1,336,872	4,093,226	13,410,635
Surrenders and terminations	(8,545,435)	(20,738,756)	(2,607,386)	(3,448,616)	(2,542,136)	(1,044,570)	(5,703,703)
Transfers between Investment Divisions	(17,780,526)	(13,489,337)	3,560,858	9,255,149	(1,501,770)	14,081,096	184,975
Contract owner charges	(2,261,512)	(2,074,729)	(596,561)	(1,111,120)	(267,998)	(250,615)	(1,306,845)
Net increase (decrease) in net assets
from contract transaction	(7,463,962)	(30,512,798)	8,844,809	16,478,988	(2,975,032)	16,879,137	6,585,062

Net increase (decrease) in net assets	(18,879,693)	(7,922,841)	12,592,992	37,412,166	(2,783,296)	23,711,193	18,353,203

Net assets beginning of period	210,768,138	239,192,074	50,365,696	73,657,215	29,558,413	15,745,548	105,648,234

Net assets end of period	$191,888,445	$231,269,233	$62,958,688	$111,069,381	$26,775,117	$39,456,741	$124,001,437

[1]Contract Unit Transactions
Units Outstanding at beginning of period	7,892,964	14,272,141	2,332,872	2,726,360	2,098,357	1,042,215	9,382,054
Units Issued	1,841,712	959,257	1,536,067	1,234,825	320,171	1,204,952	3,418,854
Units Redeemed	(2,181,359)	(2,752,728)	(1,128,995)	(695,164)	(544,968)	(278,832)	(2,953,039)
Units Outstanding at end of period	7,553,317	12,478,670	2,739,944	3,266,021	1,873,560	1,968,335	9,847,869

See notes to the financial statements.

69

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JG - Equity 100 Fund
12/31/2017	#	—	—	0.00	15.858812	15.58		1.25	16.888298	14.14	‡	0.00
12/31/2016		6,042	436	0.00	13.720849	5.25		1.25	13.958892	5.67		0.85
12/31/2015		5,301	404	2.25	13.035932	(2.47)		1.25	13.209294	(2.08)		0.85
12/31/2014		5,110	380	0.73	13.365617	3.53		1.25	13.489297	(1.55)	‡	0.85
12/31/2013		2,259	175	0.09	12.909400	25.57		1.25	12.951487	25.88		1.00
JG - Fixed Income 100 Fund
12/31/2017	#	—	—	0.00	10.049341	3.16		1.25	10.691112	4	‡	0.00
12/31/2016		4,803	488	0.00	9.741117	3.21		1.25	9.910197	3.62		0.85
12/31/2015		5,594	589	1.22	9.438343	(3.31)		1.25	9.563941	(2.92)		0.85
12/31/2014		3,928	401	1.84	9.761060	0.87		1.25	9.851465	(2.82)	‡	0.85
12/31/2013		1,251	129	0.47	9.676550	(3.63)		1.25	9.708256	(3.39)		1.00
JG - Growth Fund
12/31/2017	#	—	—	0.00	12.713970	11.07		1.25	13.433027	10.45	‡	0.00
12/31/2016		23,405	2,024	0.00	11.446753	4.68		1.25	11.616249	5.1		0.85
12/31/2015		17,412	1,582	1.65	10.935242	(2.01)		1.25	11.052980	(1.61)		0.85
12/31/2014		10,217	912	0.48	11.159017	2.87		1.25	11.234131	(0.37)	‡	0.85
12/31/2013	+	3,163	291	0.00	10.848084	8.34	‡	1.25	10.866519	6.27	‡	1.00
JG - Maximum Growth Fund
12/31/2017	#	—	—	0.00	14.474660	13.29		1.25	15.529179	12.28	‡	0.00
12/31/2016		13,063	1,010	0.00	12.776162	5.75		1.25	13.028666	6.17		0.85
12/31/2015		11,982	982	1.30	12.081553	(2.55)		1.25	12.271280	(2.15)		0.85
12/31/2014		5,967	478	0.63	12.397100	2.97		1.25	12.541512	(0.50)	‡	0.85
12/31/2013		4,287	355	0.19	12.040105	17.3		1.25	12.097419	17.6		1.00
JG - Moderate Growth Fund
12/31/2017	#	—	—	0.00	13.145652	9.31		1.25	14.103352	8.96	‡	0.00
12/31/2016		48,538	3,996	0.00	12.025681	4.45		1.25	12.263396	4.87		0.85
12/31/2015		47,720	4,112	1.32	11.513449	(2.56)		1.25	11.694285	(2.17)		0.85
12/31/2014		27,429	2,308	0.73	11.816086	2.82		1.25	11.953766	3.23		0.85
12/31/2013		13,172	1,142	0.17	11.492095	10.37		1.25	11.579589	7.19	‡	0.85
JNL Aggressive Growth Allocation Fund - Class A
12/31/2017		89,239	6,155	0.00	12.768290	18.34		2.56	16.901163	13.65	‡	0.00
12/31/2016		50,382	4,210	0.00	10.789349	5.36		2.56	12.665227	7.06		0.95
12/31/2015		48,060	4,281	2.44	10.240816	(5.09)		2.56	11.829843	(3.55)		0.95
12/31/2014		47,102	4,024	1.70	10.790542	2.33		2.56	12.265779	3.99		0.95
12/31/2013		32,238	2,849	1.02	10.545024	20.92		2.56	11.795248	22.89		0.95
JNL Alt 65 Fund - Class A
12/31/2017	#	—	—	0.00	18.338923	16.68		2.56	20.376435	5.41	‡	0.00
12/31/2016		15,730	915	0.00	15.717759	0.64		2.56	17.733580	2.22		1.00
12/31/2015		17,691	1,049	1.88	15.617926	(4.29)		2.56	17.348920	(6.12)	‡	1.00
12/31/2014		15,670	907	1.46	16.317361	(0.93)		2.56	17.641612	(0.74)	‡	1.20
12/31/2013		18,921	1,096	0.65	16.470486	6.73		2.56	17.524884	8.13		1.25

+	The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JG - Growth Fund - April 29, 2013.
*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through September 25, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of September 22, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

70

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Conservative Allocation Fund - Class A
12/31/2017		19,897	1,722	0.00	10.940853	0.17	‡	2.00	12.310842	7.24	‡	0.00
12/31/2016		12,341	1,141	0.00	10.729770	3.18		1.25	10.861827	3.44		1.00
12/31/2015		10,739	1,026	1.26	10.399303	(2.92)		1.25	10.501088	(2.68)		1.00
12/31/2014		7,768	722	0.94	10.712578	2.43		1.25	10.790432	2.68		1.00
12/31/2013		2,981	284	0.85	10.458925	(0.40)		1.25	10.508634	(0.15)		1.00
JNL Growth Allocation Fund - Class A
12/31/2017		163,142	10,753	0.00	13.491509	15.76		2.46	17.662738	11.88	‡	0.00
12/31/2016		113,671	8,879	0.00	11.654718	4.92		2.46	13.544695	6.51		0.95
12/31/2015		99,289	8,228	2.47	11.108196	(4.38)		2.46	12.716539	(2.92)		0.95
12/31/2014		92,863	7,431	1.87	11.616939	2.51		2.46	13.099668	4.07		0.95
12/31/2013		78,307	6,488	1.19	11.332690	19.70		2.46	12.587668	21.52		0.95
JNL Institutional Alt 100 Fund - Class A
12/31/2017		18,726	1,774	0.00	10.433784	3.73		1.25	11.231573	4.62	‡	0.00
12/31/2016		23,432	2,308	0.00	10.058746	(1.14)		1.25	10.257567	(0.75)		0.85
12/31/2015		25,072	2,446	1.16	10.174888	(2.93)		1.25	10.334693	(2.54)		0.85
12/31/2014		19,386	1,840	1.12	10.481547	1.00		1.25	10.603680	1.41		0.85
12/31/2013		15,147	1,455	0.03	10.377480	2.59		1.25	10.456496	0.32	‡	0.85
JNL Institutional Alt 25 Fund - Class A
12/31/2017		155,800	8,276	0.00	17.194646	11.45		2.56	20.946569	12.65	‡	0.30
12/31/2016		77,722	4,646	0.00	15.427889	3.36		2.56	17.140142	4.78		1.20
12/31/2015		76,882	4,804	2.32	14.925908	(4.71)		2.56	16.358927	(3.40)		1.20
12/31/2014		83,313	5,013	1.81	15.663060	(0.37)		2.56	16.934824	0.99		1.20
12/31/2013		74,335	4,503	2.10	15.720968	11.00		2.56	16.768105	12.52		1.20
JNL Institutional Alt 35 Fund - Class A
12/31/2017	#	—	—	0.00	16.872865	6.85		2.46	20.256919	7.36	‡	0.30
12/31/2016		75,303	4,449	0.00	15.791755	2.66		2.46	17.475126	4.01		1.15
12/31/2015		84,508	5,175	2.29	15.382780	(4.66)		2.46	16.801610	(3.40)		1.15
12/31/2014		95,505	5,630	1.64	16.134780	(0.57)		2.46	17.393606	(0.16)	‡	1.15
12/31/2013		93,592	5,536	1.79	16.227927	9.72		2.46	17.144008	8.33	‡	1.30
JNL Institutional Alt 50 Fund - Class A
12/31/2017		115,278	6,303	0.00	16.697918	7.74		2.56	20.346513	9.09	‡	0.30
12/31/2016		105,472	6,298	0.00	15.498787	1.48		2.56	17.222595	2.86		1.20
12/31/2015		111,009	6,794	2.26	15.273454	(4.53)		2.56	16.743560	(3.22)		1.20
12/31/2014		123,667	7,301	1.56	15.997925	(0.71)		2.56	17.300850	0.65		1.20
12/31/2013		114,337	6,768	1.32	16.112535	7.56		2.56	17.189416	9.04		1.20
JNL Interest Rate Opportunities Fund - Class A
12/31/2017		3,403	344	0.00	9.817059	2.87		1.25	10.407004	3.94	‡	0.00
12/31/2016		3,610	376	0.00	9.543384	3.27		1.25	9.631392	3.53		1.00
12/31/2015		3,609	389	0.95	9.241209	(5.10)		1.25	9.303213	(4.86)		1.00
12/31/2014		3,670	376	1.59	9.737747	(0.20)		1.25	9.778611	0.05		1.00
12/31/2013	+	2,397	245	0.00	9.757431	(1.24)	‡	1.25	9.773907	(2.30)	‡	1.00

+	The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Interest Rate Opportunities Fund - Class A - April 29, 2013.
*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through September 25, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of September 22, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

71

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Moderate Allocation Fund - Class A
12/31/2017		35,980	2,727	0.00	12.485434	1.22	‡	2.00	14.048875	9.48	‡	0.00
12/31/2016		33,433	2,768	0.00	11.959537	3.91		1.25	12.195889	4.32		0.85
12/31/2015		30,300	2,612	1.64	11.509665	(2.56)		1.25	11.690409	(2.15)	‡	0.85
12/31/2014		23,663	1,992	0.92	11.811623	2.42		1.25	11.897511	2.68		1.00
12/31/2013		9,543	825	0.48	11.532356	10.76		1.25	11.587209	11.03		1.00
JNL Moderate Growth Allocation Fund - Class A
12/31/2017		156,926	10,341	0.00	11.659967	5.19	‡	3.75	17.586776	9.16	‡	0.00
12/31/2016		91,382	6,921	0.00	11.889426	4.54		2.57	13.968929	6.25		0.95
12/31/2015		84,073	6,740	2.46	11.372665	(4.30)		2.57	13.147557	(2.74)		0.95
12/31/2014		79,706	6,188	2.22	11.883565	2.68		2.57	13.517452	4.35		0.95
12/31/2013		69,637	5,610	1.37	11.573814	14.14		2.57	12.953616	16.00		0.95
JNL Multi-Manager Alternative Fund - Class A
12/31/2017		1,189	118	0.63	10.004499	5.07		1.25	10.344567	5.95	‡	0.00
12/31/2016		647	68	0.35	9.521581	0.34		1.25	9.585672	0.74		0.85
12/31/2015	+	469	49	0.00	9.489056	(3.11)	‡	1.25	9.514887	(1.80)	‡	0.85
JNL Multi-Manager Mid Cap Fund - Class A
12/31/2017		3,999	329	0.10	12.021596	(0.15)	‡	2.31	12.381429	14.11	‡	0.00
12/31/2016	+	365	34	0.00	10.620192	1.38	‡	1.65	10.640246	7.16	‡	1.00
JNL Multi-Manager Small Cap Growth Fund - Class A
12/31/2017		81,526	1,720	0.00	35.349123	23.59		2.92	65.823196	25.21	‡	0.00
12/31/2016		66,238	1,762	0.00	28.603061	2.71		2.92	43.533089	4.85		0.85
12/31/2015		70,079	1,948	0.00	27.848275	(7.42)		2.92	41.518296	(0.67)	‡	0.85
12/31/2014		74,057	1,933	0.00	30.079750	(0.16)		2.92	41.965265	1.67		1.10
12/31/2013		71,984	1,910	0.08	30.128593	26.72		2.92	41.275268	29.05		1.10
JNL Multi-Manager Small Cap Value Fund - Class A
12/31/2017		51,814	2,356	0.60	18.292161	7.87		2.92	26.472340	11.52	‡	0.00
12/31/2016		46,680	2,327	0.66	16.956846	20.23		2.92	21.584991	22.73		0.85
12/31/2015		38,893	2,369	0.32	14.104043	(12.05)		2.92	17.586708	(10.21)		0.85
12/31/2014		47,879	2,608	0.41	16.035604	(2.73)		2.92	19.585550	(0.70)		0.85
12/31/2013		36,575	1,973	0.93	16.486449	30.52		2.92	19.723682	2.40	‡	0.85
JNL Real Assets Fund - Class A
12/31/2017		488	50	0.00	9.729776	4.95		1.25	10.314530	4.35	‡	0.00
12/31/2016		440	47	0.00	9.271135	11.26		1.25	9.356674	11.53		1.00
12/31/2015		622	74	0.82	8.333126	(12.60)		1.25	8.389061	(12.38)		1.00
12/31/2014		370	39	1.01	9.534581	(2.88)		1.25	9.574612	(2.63)		1.00
12/31/2013	+	284	29	0.00	9.816898	(0.95)	‡	1.25	9.833497	(0.07)	‡	1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Multi-Manager Alternative Fund - Class A - April 27, 2015; JNL Multi-Manager Mid Cap Fund - Class A - September 19, 2016; JNL Real Assets Fund - Class A - April 29, 2013.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

72

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Tactical ETF Growth Fund - Class A
12/31/2017		22,459	1,395	1.33	15.835212	17.87		1.25	17.045963	17.90	‡	0.00
12/31/2016		14,693	1,080	1.40	13.434580	7.14		1.25	13.700122	7.57		0.85
12/31/2015		9,705	767	1.14	12.539329	(1.24)		1.25	12.736262	(0.84)		0.85
12/31/2014		6,827	534	0.80	12.696714	3.26		1.25	12.844628	0.46	‡	0.85
12/31/2013		4,407	357	0.00	12.295748	17.00		1.25	12.354317	17.30		1.00
JNL Tactical ETF Moderate Fund - Class A
12/31/2017		11,679	911	1.53	12.689869	10.07		1.25	13.660085	10.66	‡	0.00
12/31/2016		11,889	1,024	1.35	11.528563	4.26		1.25	11.756327	3.74	‡	0.85
12/31/2015		6,362	572	1.09	11.057196	(0.97)		1.25	11.165503	(0.72)		1.00
12/31/2014		5,385	480	0.82	11.165416	2.74		1.25	11.246631	2.99		1.00
12/31/2013		4,758	437	0.00	10.868066	5.27		1.25	10.919785	5.54		1.00
JNL Tactical ETF Moderate Growth Fund - Class A
12/31/2017		26,311	1,798	1.47	14.427138	14.29		1.25	15.530128	14.57	‡	0.00
12/31/2016		21,901	1,716	1.38	12.623280	5.72		1.25	12.872708	6.14		0.85
12/31/2015		15,585	1,293	1.06	11.940608	(1.09)		1.25	12.128067	(0.69)		0.85
12/31/2014		10,651	876	0.74	12.072143	3.23		1.25	12.212727	3.65		0.85
12/31/2013		7,820	666	0.00	11.694231	12.29		1.25	11.783178	9.33	‡	0.85
JNL/AB Dynamic Asset Allocation Fund - Class A
12/31/2017		4,387	374	2.47	11.624456	14.45		1.25	12.170321	14.22	‡	0.00
12/31/2016		2,670	262	0.00	10.156388	2.66		1.25	10.265594	3.07		0.85
12/31/2015		2,234	225	0.00	9.893266	(2.91)		1.25	9.959834	(4.28)	‡	0.85
12/31/2014	+	1,576	154	1.32	10.190133	(1.31)	‡	1.25	10.207381	0.81	‡	1.00
JNL/American Funds Balanced Fund - Class A
12/31/2017		49,559	3,103	1.08	10.289035	12.15		4.00	18.923886	2.26	‡	0.55
12/31/2016		21,326	1,543	0.01	9.174723	1.60		4.00	14.629811	4.47		1.20
12/31/2015		21,515	1,624	0.74	9.030447	(5.38)		4.00	14.003186	(6.08)	‡	1.20
12/31/2014		22,277	1,636	0.89	9.544048	(3.40)		4.00	14.287424	(0.70)		1.25
12/31/2013		23,593	1,717	1.69	9.879777	11.02		4.00	14.388763	14.11		1.25
JNL/American Funds Blue Chip Income and Growth Fund - Class A
12/31/2017		248,290	11,830	0.00	19.585142	13.78		2.46	23.106933	14.17	‡	0.30
12/31/2016		197,215	10,801	0.00	17.213313	15.47		2.46	18.719693	16.93		1.20
12/31/2015		132,011	8,427	2.45	14.906859	(5.67)		2.46	16.008925	(4.47)		1.20
12/31/2014		127,385	7,747	1.25	15.802258	12.20		2.46	16.757992	13.62		1.20
12/31/2013		69,306	4,763	1.19	14.084479	29.21		2.46	14.749397	30.85		1.20
JNL/American Funds Global Bond Fund - Class A
12/31/2017		27,352	2,601	0.33	9.531845	3.61		2.81	11.551505	5.84	‡	0.30
12/31/2016		26,050	2,604	0.00	9.199416	(0.50)		2.81	10.240755	1.11		1.20
12/31/2015		24,592	2,479	1.31	9.246058	(6.89)		2.81	10.128721	(5.38)		1.20
12/31/2014		25,887	2,462	0.01	9.930369	(1.63)		2.81	10.704602	(0.03)		1.20
12/31/2013		21,683	2,054	2.13	10.094860	(5.64)		2.81	10.708113	(4.11)		1.20

+	The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/AB Dynamic Asset Allocation Fund - Class A - April 28, 2014.
*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

73

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds Global Growth Fund - Class A
12/31/2017		11,479	761	0.70	14.935424	29.45		1.25	15.757266	27.18	‡	0.00
12/31/2016		6,482	558	0.00	11.537266	(0.82)		1.25	11.690078	(0.42)		0.85
12/31/2015		5,206	445	0.44	11.632279	5.30		1.25	11.739421	5.72		0.85
12/31/2014		1,914	173	0.23	11.046631	0.79		1.25	11.103859	1.99	‡	0.85
12/31/2013	+	290	26	0.00	10.960114	4.41	‡	1.25	10.968059	8.41	‡	1.00
JNL/American Funds Global Small Capitalization Fund - Class A
12/31/2017		38,217	2,438	0.19	14.472391	22.36		2.56	17.206778	21.43	‡	0.30
12/31/2016		29,090	2,299	0.00	11.827682	(0.81)		2.56	12.949356	0.55		1.20
12/31/2015		28,735	2,277	0.00	11.923689	(2.57)		2.56	12.878624	(1.24)		1.20
12/31/2014		23,636	1,844	0.22	12.238466	(0.77)		2.56	13.040099	0.59		1.20
12/31/2013		20,367	1,592	0.67	12.333247	24.67		2.56	12.963556	26.37		1.20
JNL/American Funds Growth Allocation Fund - Class A
12/31/2017		95,249	6,067	0.00	14.893066	17.73		2.42	17.081723	13.32	‡	0.00
12/31/2016		60,576	4,592	0.00	12.650225	4.90		2.42	13.454302	6.29		1.10
12/31/2015		43,553	3,497	1.12	12.059572	(2.03)		2.42	12.658356	(4.92)	‡	1.10
12/31/2014		29,908	2,375	0.79	12.309648	1.58		2.42	12.700410	2.78		1.25
12/31/2013		15,516	1,262	0.64	12.118027	17.97		2.42	12.357278	14.79	‡	1.25
JNL/American Funds Growth Fund - Class A
12/31/2017		27,868	1,336	0.00	20.580325	26.29		1.25	22.153666	23.67	‡	0.00
12/31/2016		17,786	1,080	0.00	16.296136	7.68		1.25	16.618206	8.11		0.85
12/31/2015		14,176	929	0.57	15.134524	5.12		1.25	15.372191	5.54		0.85
12/31/2014		7,896	545	0.29	14.397508	6.64		1.25	14.565207	7.07		0.85
12/31/2013		3,384	250	0.19	13.500798	27.84		1.25	13.603532	10.03	‡	0.85
JNL/American Funds Growth-Income Fund - Class A
12/31/2017		312,996	14,627	0.00	19.294639	18.52		2.80	23.911582	18.56	‡	0.00
12/31/2016		221,610	12,445	0.00	16.279809	3.70	‡	2.80	18.539479	10.15		0.85
12/31/2015		169,248	10,413	0.79	15.365214	(1.44)		2.46	16.831668	0.16		0.85
12/31/2014		128,384	7,862	0.70	15.589418	7.51		2.46	16.804671	9.25		0.85
12/31/2013		82,480	5,490	0.82	14.500602	29.70		2.46	15.381271	22.13	‡	0.85
JNL/American Funds International Fund - Class A
12/31/2017		102,065	6,906	0.70	13.558378	28.27		2.60	16.539298	26.87	‡	0.00
12/31/2016		61,369	5,399	0.00	10.570100	0.46		2.60	11.873109	2.23		0.85
12/31/2015		53,202	4,760	0.88	10.521271	(7.28)		2.60	11.614360	(5.65)		0.85
12/31/2014		37,524	3,150	0.76	11.346974	(5.52)		2.60	12.309618	(4.74)	‡	0.85
12/31/2013		29,626	2,377	0.82	12.010254	18.00		2.60	12.733397	7.46	‡	1.00
JNL/American Funds Moderate Growth Allocation Fund - Class A
12/31/2017		119,720	8,393	0.00	13.537405	10.15	‡	2.42	15.528133	10.05	‡	0.00
12/31/2016		89,820	7,191	0.00	12.001707	4.81		2.40	12.660686	6.01		1.25
12/31/2015		64,398	5,454	1.28	11.451350	0.00	‡	2.40	11.942954	(1.39)		1.25
12/31/2014		40,269	3,354	1.03	11.769809	0.64	‡	2.32	12.111004	2.36	‡	1.25
12/31/2013		22,788	1,948	0.88	11.555447	12.63		2.31	11.742381	13.71		1.35

+	The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds Global Growth Fund - Class A - September 16, 2013.
*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

74

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds New World Fund - Class A
12/31/2017		65,835	4,889	0.32	11.378199	11.53	‡	3.75	14.821712	24.52	‡	0.30
12/31/2016		42,808	4,039	0.00	9.922050	2.27		2.56	10.862749	3.67		1.20
12/31/2015		37,690	3,677	0.87	9.701383	(6.01)		2.56	10.478207	(4.72)		1.20
12/31/2014		34,440	3,190	0.86	10.321385	(10.53)		2.56	10.997262	(9.31)		1.20
12/31/2013		29,110	2,436	0.57	11.536518	8.08		2.56	12.125908	9.56		1.20
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
12/31/2017		40,566	2,457	0.61	14.378114	19.58		2.81	19.560512	21.01	‡	0.00
12/31/2016		32,788	2,402	0.31	12.023454	4.95		2.81	14.614115	7.02		0.85
12/31/2015		37,637	2,936	0.00	11.456501	(4.45)		2.81	13.655452	(2.56)		0.85
12/31/2014		31,023	2,352	0.08	11.989800	10.77		2.81	14.013717	0.11	‡	0.85
12/31/2013		11,686	990	0.18	10.824188	30.48		2.81	12.107867	32.60		1.20
JNL/AQR Managed Futures Strategy Fund - Class A
12/31/2017		11,307	1,123	0.00	9.291875	(3.55)		2.32	10.762580	(1.88)	‡	0.00
12/31/2016		13,526	1,313	4.15	9.634346	(10.66)		2.32	10.420820	(9.34)		0.85
12/31/2015		13,833	1,215	9.65	10.783332	(7.76)	‡	2.32	11.493821	1.33		0.85
12/31/2014		6,589	584	2.75	11.192544	7.73		1.25	11.343225	8.16		0.85
12/31/2013		5,106	489	4.80	10.389215	5.75		1.25	10.487045	6.18		0.85
JNL/AQR Risk Parity Fund - Class A
12/31/2017		2,047	179	3.03	11.320321	10.50		1.25	11.942984	11.37	‡	0.00
12/31/2016		1,973	191	0.00	10.244532	8.23		1.25	10.328920	8.50		1.00
12/31/2015		1,417	149	36.53	9.465401	(11.42)		1.25	9.519610	(11.20)		1.00
12/31/2014		1,064	99	0.00	10.686224	6.61		1.25	10.720593	6.88		1.00
12/31/2013	+	70	7	0.00	10.023693	(1.51)	‡	1.25	10.030855	(2.10)	‡	1.00
JNL/BlackRock Global Allocation Fund - Class A
12/31/2017		190,065	14,207	1.58	12.327659	10.96		2.56	14.829178	12.14	‡	0.00
12/31/2016		175,942	14,784	0.39	11.109566	1.35		2.56	12.355962	3.09		0.85
12/31/2015		170,802	14,721	2.12	10.961929	(3.84)		2.56	11.985592	(2.18)		0.85
12/31/2014		150,194	12,596	0.63	11.399499	(0.72)		2.56	12.252701	0.99		0.85
12/31/2013		112,382	9,465	0.63	11.482345	11.42		2.56	12.132492	9.10	‡	0.85
JNL/BlackRock Global Long Short Credit Fund - Class A
12/31/2017		3,381	332	1.48	10.087166	1.92		1.25	10.693306	2.66	‡	0.00
12/31/2016		3,494	350	2.79	9.896900	1.50		1.25	10.043266	1.90		0.85
12/31/2015		3,620	369	5.76	9.750850	(2.57)		1.25	9.855677	(2.18)		0.85
12/31/2014		2,205	220	0.00	10.008388	(0.07)		1.25	10.075604	(1.18)	‡	0.85
12/31/2013	+	775	77	0.00	10.015287	0.31	‡	1.25	10.032095	0.54	‡	1.00
JNL/BlackRock Global Natural Resources Fund - Class A
12/31/2017		50,474	6,047	0.92	7.013664	(5.82)		3.06	9.805772	(3.22)	‡	0.00
12/31/2016		57,142	6,565	0.78	7.447066	22.72		3.06	9.279231	25.46		0.85
12/31/2015		42,216	6,050	0.49	6.068285	(26.04)		3.06	7.396392	(24.39)		0.85
12/31/2014		47,648	5,144	0.00	8.205309	(16.83)		3.06	9.782508	(14.97)		0.85
12/31/2013		50,906	4,648	0.40	9.865909	6.21		3.06	11.505214	8.58		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/AQR Risk Parity Fund - Class A - September 16, 2013; JNL/BlackRock Global Long Short Credit Fund - Class A - April 29, 2013.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

75

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/BlackRock Large Cap Select Growth Fund - Class A
12/31/2017		147,933	2,748	0.00	39.772544	29.75		2.95	68.467040	5.43	‡	0.55
12/31/2016		107,743	2,655	0.00	30.654047	(2.46)		2.95	44.764329	(0.75)		1.20
12/31/2015		63,323	1,572	0.00	31.428639	3.14		2.95	45.101406	4.97		1.20
12/31/2014		40,302	1,070	0.00	30.470480	5.72		2.95	42.967791	7.59		1.20
12/31/2013		32,979	957	0.03	28.821772	34.95		2.95	39.937760	37.33		1.20
JNL/Boston Partners Global Long Short Equity Fund - Class A
12/31/2017		2,008	181	0.00	11.011249	6.35		1.25	11.473191	7.16	‡	0.00
12/31/2016		1,700	163	0.00	10.353723	0.69		1.25	10.449005	1.10		0.85
12/31/2015		1,855	180	0.00	10.282456	4.67		1.25	10.335772	5.09		0.85
12/31/2014	+	273	28	0.00	9.823942	0.12	‡	1.25	9.835465	0.17	‡	0.85
JNL/Brookfield Global Infrastructure and MLP Fund - Class A
12/31/2017		73,462	4,876	1.84	14.146369	7.24		2.46	16.417453	8.64	‡	0.00
12/31/2016		66,179	4,761	2.60	13.191223	9.84		2.46	14.310153	11.63		0.85
12/31/2015		52,589	4,197	1.73	12.009328	(20.53)		2.46	12.818939	(19.24)		0.85
12/31/2014		67,480	4,326	0.72	15.111540	4.74		2.46	15.872384	6.44		0.85
12/31/2013		28,526	1,935	0.93	14.427859	20.43		2.46	14.912229	22.39		0.85
JNL/Causeway International Value Select Fund - Class A
12/31/2017		43,675	2,724	1.05	10.413248	23.85		3.67	21.562141	23.61	‡	0.00
12/31/2016		33,489	2,654	1.20	8.407950	(3.59)		3.67	13.901670	4.91	‡	1.00
12/31/2015		34,218	2,679	3.35	8.720820	(7.03)		3.67	13.793209	(4.61)		1.10
12/31/2014		31,174	2,322	2.01	9.379997	(13.76)		3.67	14.459347	(11.51)		1.10
12/31/2013		31,060	2,046	3.63	10.876593	17.10		3.67	16.340932	20.15		1.10
JNL/ClearBridge Large Cap Growth Fund - Class A
12/31/2017	+	572	53	0.00	10.780684	(0.99)	‡	2.46	10.850000	8.50	‡	0.00
JNL/Crescent High Income Fund - Class A
12/31/2017		4,357	404	2.16	10.629046	0.66	‡	2.31	11.049517	4.04	‡	0.00
12/31/2016	+	3,045	291	0.00	10.407317	3.70	‡	2.00	10.479592	4.80	‡	1.00
JNL/DFA Growth Allocation Fund - Class A
12/31/2017	+	2,240	204	6.46	10.969135	5.77	‡	1.90	11.036799	9.24	‡	1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Boston Partners Global Long Short Equity Fund - Class A - September 15, 2014; JNL/ClearBridge Large Cap Growth Fund - Class A - September 25, 2017; JNL/Crescent High Income Fund - Class A - April 25, 2016; JNL/DFA Growth Allocation Fund - Class A - April 24, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

76

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/DFA Moderate Growth Allocation Fund - Class A
12/31/2017	+	5,190	481	4.69	10.751452	4.35	‡	1.90	10.817653	6.13	‡	1.00
JNL/DFA U.S. Core Equity Fund - Class A
12/31/2017		62,241	1,831	0.89	22.199175	16.17		3.45	46.223769	18.81	‡	0.00
12/31/2016		50,897	1,782	1.02	19.109916	10.17		3.45	32.354345	13.06		0.85
12/31/2015		38,576	1,523	0.92	17.346364	(5.41)		3.45	28.618220	(2.93)		0.85
12/31/2014		32,781	1,258	0.60	18.339006	6.10		3.45	29.480814	8.89		0.85
12/31/2013		20,880	877	1.00	17.283979	30.59		3.45	27.073038	15.09	‡	0.85
JNL/DFA U.S. Small Cap Fund - Class A
12/31/2017		3,955	212	0.22	18.427749	8.79		1.25	19.689788	12.47	‡	0.00
12/31/2016		2,898	170	0.17	16.938951	25.18		1.25	17.232673	25.68		0.85
12/31/2015		2,124	156	0.00	13.531821	(6.02)		1.25	13.711652	(5.64)		0.85
12/31/2014		2,493	172	0.00	14.398510	0.78		1.25	14.531633	7.80	‡	0.85
12/31/2013		1,029	72	1.03	14.286772	41.85		1.25	14.333220	42.21		1.00
JNL/DoubleLine Core Fixed Income Fund - Class A
12/31/2017		230,203	11,211	0.34	12.458107	1.27		4.00	27.541919	4.97	‡	0.00
12/31/2016		222,921	11,316	0.39	12.301830	(1.29)		4.00	22.265574	1.86		0.85
12/31/2015		224,766	11,614	2.88	12.462997	(3.53)		4.00	21.859627	(0.44)		0.85
12/31/2014		234,444	12,022	3.37	12.919306	(0.10)		4.00	21.957250	3.10		0.85
12/31/2013		241,408	12,715	1.18	12.932439	(5.92)		4.00	21.297973	(3.00)	‡	0.85
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
12/31/2017		748	68	0.70	11.021847	5.97		1.25	11.255478	6.59	‡	0.00
12/31/2016	+	306	29	0.00	10.401099	3.77	‡	1.25	10.429403	(1.23)	‡	0.85
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
12/31/2017		33,519	2,177	0.00	15.067825	6.75	‡	2.32	15.877021	18.56	‡	0.00
12/31/2016		3,608	280	1.34	12.863332	17.42		1.25	12.928069	17.89		0.85
12/31/2015	+	590	54	0.00	10.954685	3.11	‡	1.25	10.965968	(2.27)	‡	0.85
JNL/DoubleLine Total Return Fund - Class A
12/31/2017		76,368	7,026	2.84	10.349047	1.54		2.46	11.499566	4.06	‡	0.00
12/31/2016		61,539	5,815	1.88	10.192255	(0.42)		2.46	10.746292	1.19		0.85
12/31/2015		28,618	2,721	2.32	10.235384	(1.17)	‡	2.46	10.619877	0.83		0.85
12/31/2014		8,702	829	0.53	10.478404	5.17		1.25	10.532614	5.59		0.85
12/31/2013	+	463	46	0.00	9.963773	(0.80)	‡	1.25	9.975345	(1.62)	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/DFA Moderate Growth Allocation Fund - Class A - April 24, 2017; JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A - April 25, 2016; JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A - September 28, 2015; JNL/DoubleLine Total Return Fund - Class A - September 16, 2013.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

77

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
12/31/2017		2,825	260	3.84	10.738783	3.84		1.25	11.384134	5.26	‡	0.00
12/31/2016		2,250	216	5.34	10.341168	5.14		1.25	10.494169	5.56		0.85
12/31/2015		1,374	139	6.87	9.835931	0.74		1.25	9.941726	(1.14)	‡	0.85
12/31/2014		904	92	0.00	9.763528	3.43		1.25	9.804489	3.68		1.00
12/31/2013	+	268	28	0.00	9.440133	(5.90)	‡	1.25	9.456052	(1.55)	‡	1.00
JNL/Epoch Global Shareholder Yield Fund - Class A
12/31/2017		3,731	238	5.03	15.484136	15.37		1.25	16.668414	15.50	‡	0.00
12/31/2016		3,417	252	3.62	13.421121	5.83		1.25	13.686724	6.26		0.85
12/31/2015		2,756	216	1.67	12.681527	(6.17)		1.25	12.880997	(5.79)		0.85
12/31/2014		2,947	217	0.00	13.515080	4.74		1.25	13.672846	(2.03)	‡	0.85
12/31/2013		1,954	151	5.38	12.903844	19.27	‡	1.25	12.965454	22.10		1.00
JNL/FAMCO Flex Core Covered Call Fund - Class A
12/31/2017		12,381	894	1.77	13.247449	2.47	‡	1.80	14.731444	10.20	‡	0.00
12/31/2016		10,560	842	2.74	12.414316	6.75		1.25	12.659853	7.18		0.85
12/31/2015		11,651	994	1.99	11.629381	(4.41)		1.25	11.812166	(4.03)		0.85
12/31/2014		8,762	716	0.03	12.166246	7.49		1.25	12.308118	7.92		0.85
12/31/2013		4,697	413	2.12	11.319004	11.31		1.25	11.405273	3.60	‡	0.85
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
12/31/2017		85,057	6,261	0.94	11.291199	3.50	‡	3.75	15.389613	10.11	‡	0.00
12/31/2016		85,557	6,899	1.08	11.301545	0.81		2.81	13.028217	2.80		0.85
12/31/2015		98,690	8,128	0.68	11.211279	(11.67)		2.81	12.673972	(9.92)		0.85
12/31/2014		125,833	9,277	1.10	12.692315	(6.70)		2.81	14.069742	(4.85)		0.85
12/31/2013		122,561	8,545	1.41	13.603059	20.23		2.81	14.786626	17.48	‡	0.85
JNL/Franklin Templeton Founding Strategy Fund - Class A
12/31/2017		88,605	6,533	0.00	11.639981	8.55		2.92	15.507721	9.95	‡	0.30
12/31/2016		84,938	6,907	0.00	10.722914	10.17		2.92	12.724823	12.08		1.20
12/31/2015		85,001	7,726	1.57	9.732670	(8.89)		2.92	11.353265	(7.31)		1.20
12/31/2014		97,523	8,199	1.66	10.682032	(0.29)		2.92	12.248203	1.44		1.20
12/31/2013		90,996	7,741	2.00	10.712698	20.40		2.92	12.073890	22.49		1.20
JNL/Franklin Templeton Global Fund - Class A
12/31/2017		34,274	2,721	1.65	10.789212	14.19		2.92	14.374366	14.97	‡	0.30
12/31/2016		30,074	2,769	2.07	9.448472	7.41		2.92	11.212542	9.27		1.20
12/31/2015		28,795	2,894	2.34	8.796670	(9.12)		2.92	10.261495	(7.54)		1.20
12/31/2014		29,405	2,724	0.79	9.679582	(5.17)		2.92	11.098860	(3.53)		1.20
12/31/2013		26,200	2,335	1.30	10.207749	26.60		2.92	11.504855	28.80		1.20
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
12/31/2017		43,426	3,748	0.00	10.790229	0.96		2.56	12.597651	4.38	‡	0.00
12/31/2016		41,352	3,652	0.03	10.687553	3.95	‡	2.56	11.651996	2.94		0.85
12/31/2015		42,800	3,871	8.68	10.604347	(6.48)		2.46	11.319229	(4.96)		0.85
12/31/2014		40,309	3,448	3.98	11.338854	(2.87)		2.46	11.909819	(1.29)		0.85
12/31/2013		28,988	2,435	2.78	11.673816	1.01		2.46	12.065777	0.31	‡	0.85

+		The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A - April 29, 2013.
*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

78

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Franklin Templeton Income Fund - Class A
12/31/2017		164,243	10,530	3.81	12.946994	6.63		3.06	18.499963	9.06	‡	0.00
12/31/2016		156,295	10,878	4.70	12.142364	10.69		3.06	15.369419	13.15		0.85
12/31/2015		141,626	11,093	4.18	10.969979	(10.15)		3.06	13.582740	(8.15)		0.85
12/31/2014		153,053	10,958	3.41	12.209732	0.08		3.06	14.787315	2.28	‡	0.85
12/31/2013		115,313	8,409	4.10	12.200544	10.64		3.06	14.287741	5.52	‡	1.00
JNL/Franklin Templeton International Small Cap Growth Fund - Class A
12/31/2017		48,550	3,791	1.04	11.371646	28.84		2.65	14.842893	29.06	‡	0.00
12/31/2016		31,695	3,235	1.53	8.826096	(3.74)		2.65	10.387134	(2.01)		0.85
12/31/2015		31,890	3,176	0.92	9.169448	1.10		2.65	10.599748	2.93		0.85
12/31/2014		24,693	2,519	0.89	9.069887	(11.79)		2.65	10.298121	(10.19)		0.85
12/31/2013		20,155	1,837	1.01	10.281784	28.95		2.65	11.466446	3.01	‡	0.85
JNL/Franklin Templeton Mutual Shares Fund - Class A
12/31/2017		49,101	3,557	2.95	12.306247	5.38		2.56	15.761278	6.48	‡	0.30
12/31/2016		47,838	3,696	2.47	11.677618	12.76		2.56	13.370309	14.30		1.20
12/31/2015		43,430	3,826	3.38	10.355809	(7.07)		2.56	11.697168	(5.80)		1.20
12/31/2014		45,492	3,766	0.79	11.144236	4.59		2.56	12.417678	6.02		1.20
12/31/2013		40,022	3,499	0.92	10.655559	25.05		2.56	11.712767	26.76		1.20
JNL/Goldman Sachs Core Plus Bond Fund - Class A
12/31/2017		65,292	2,568	2.05	17.059743	(0.31)		3.30	33.638281	2.56	‡	0.30
12/31/2016		62,752	2,512	2.51	17.113297	(1.21)		3.30	27.545372	0.98		1.10
12/31/2015		60,732	2,456	1.98	17.322827	(2.87)		3.30	27.277521	(0.71)		1.10
12/31/2014		59,549	2,382	2.33	17.834916	1.97		3.30	27.472760	4.24		1.10
12/31/2013		44,744	1,862	3.03	17.489665	(4.26)		3.30	26.354655	(2.13)		1.10
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
12/31/2017		10,787	801	0.00	11.755693	11.92		2.81	15.236782	13.96	‡	0.00
12/31/2016		9,547	808	0.00	10.503728	6.04		2.81	12.342607	8.13		0.85
12/31/2015		9,817	896	0.00	9.905667	(14.76)		2.81	11.414527	(13.07)		0.85
12/31/2014		12,850	1,017	1.68	11.621173	(7.58)		2.81	13.131425	(5.75)		0.85
12/31/2013		15,020	1,116	7.64	12.573658	(10.39)		2.81	13.931926	(8.62)		0.85
JNL/GQG Emerging Markets Equity Fund - Class A
12/31/2017	+	24	2	0.00	10.475920	3.04	‡	1.25	10.510000	5.10	‡	0.00
JNL/Harris Oakmark Global Equity Fund - Class A
12/31/2017		29,555	2,495	0.05	11.460438	1.44	‡	2.46	12.240438	18.42	‡	0.00
12/31/2016		1,169	119	1.00	9.756741	11.06		1.25	9.822317	11.50		0.85
12/31/2015	+	883	100	0.00	8.785144	(12.10)	‡	1.25	8.808979	4.24	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/GQG Emerging Markets Equity Fund - Class A - September 25, 2017; JNL/Harris Oakmark Global Equity Fund - Class A - April 27, 2015.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

79

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Invesco China-India Fund - Class A
12/31/2017		57,110	5,446	0.28	9.193877	48.11		2.81	12.202336	45.78	‡	0.00
12/31/2016		34,000	4,875	1.02	6.207293	(6.07)		2.81	7.415794	(4.22)		0.85
12/31/2015		28,450	3,887	0.90	6.608352	(7.67)		2.81	7.742140	(16.76)	‡	0.85
12/31/2014		32,124	4,120	0.93	7.156934	8.31		2.81	8.135595	10.29		1.00
12/31/2013		25,156	3,537	0.90	6.607529	(5.05)		2.81	7.376329	(3.32)		1.00
JNL/Invesco Diversified Dividend Fund - Class A
12/31/2017	+	621	60	0.00	10.281666	2.60	‡	1.80	10.330000	3.30	‡	0.00
JNL/Invesco Global Real Estate Fund - Class A
12/31/2017		83,511	4,673	3.12	14.602943	6.88		3.06	21.512721	9.50	‡	0.00
12/31/2016		78,480	4,775	2.04	13.663010	(0.65)		3.06	17.679823	1.56		0.85
12/31/2015		72,203	4,444	2.88	13.753062	(3.95)		3.06	17.408382	(1.80)		0.85
12/31/2014		63,128	3,799	1.32	14.318392	11.56		3.06	17.727799	14.05		0.85
12/31/2013		44,391	3,035	3.41	12.834530	(0.33)		3.06	15.543283	1.89		0.85
JNL/Invesco International Growth Fund - Class A
12/31/2017		74,247	3,222	1.45	16.015970	19.49		3.06	32.015525	20.51	‡	0.00
12/31/2016		58,020	3,076	1.81	13.403170	(4.16)		3.06	21.620099	(2.03)		0.85
12/31/2015		49,732	2,574	1.89	13.985391	(4.98)		3.06	22.067470	(2.86)		0.85
12/31/2014		43,849	2,213	1.13	14.718224	(2.78)		3.06	22.716170	(0.61)		0.85
12/31/2013		33,600	1,687	1.14	15.139828	15.39		3.06	22.856138	2.83	‡	0.85
JNL/Invesco Mid Cap Value Fund - Class A
12/31/2017		32,810	1,103	1.25	19.722001	5.85		3.62	38.097669	8.88	‡	0.30
12/31/2016		29,082	1,060	0.44	18.632539	11.28		3.62	29.951107	14.11		1.10
12/31/2015		24,976	1,038	0.35	16.744112	(12.31)		3.62	26.247502	(10.07)		1.10
12/31/2014		25,894	966	0.21	19.094955	5.37		3.62	29.187687	8.06		1.10
12/31/2013		23,526	947	0.20	18.122302	26.25		3.62	27.011558	29.47		1.10
JNL/Invesco Small Cap Growth Fund - Class A
12/31/2017		126,619	3,781	0.00	23.668301	20.56		3.60	42.360544	23.28	‡	0.00
12/31/2016		91,053	3,355	0.00	19.632318	7.58		3.60	29.794995	10.57		0.85
12/31/2015		77,052	3,131	0.00	18.249863	(5.27)		3.60	26.947593	(2.63)		0.85
12/31/2014		53,056	2,095	0.00	19.264517	4.17		3.60	27.674168	7.08	‡	0.85
12/31/2013		31,745	1,338	0.13	18.493104	34.75		3.60	25.378300	38.30		1.00
JNL/JPMorgan MidCap Growth Fund - Class A
12/31/2017		93,417	1,841	0.00	36.817745	25.69		2.92	71.297436	26.00	‡	0.00
12/31/2016		67,715	1,715	0.00	29.293110	(2.37)		2.92	45.841372	(0.33)		0.85
12/31/2015		73,189	1,850	0.00	30.003755	0.05		2.92	45.994072	2.14		0.85
12/31/2014		50,238	1,311	0.00	29.989944	7.99		2.92	45.030983	10.25		0.85
12/31/2013		30,656	900	0.18	27.770029	37.95		2.92	40.843386	15.37	‡	0.85

+		The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Invesco Diversified Dividend Fund - Class A - September 25, 2017.
*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

80

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
12/31/2017		59,269	2,838	2.66	11.630467	(1.50)		4.00	28.753382	2.43	‡	0.00
12/31/2016		57,407	2,813	1.75	11.807770	(2.52)		4.00	23.337033	0.59		0.85
12/31/2015		48,575	2,424	2.31	12.113161	(3.48)		4.00	23.200167	(1.04)	‡	0.85
12/31/2014		38,737	1,926	3.12	12.550201	1.27		4.00	22.615493	1.76	‡	1.00
12/31/2013		34,446	1,782	3.23	12.393151	(7.30)		4.00	20.880817	(4.66)		1.20
JNL/Lazard Emerging Markets Fund - Class A
12/31/2017		33,532	2,209	1.25	12.455435	24.73		3.06	17.797696	25.27	‡	0.00
12/31/2016		28,329	2,381	2.22	9.985586	15.70		3.06	12.639572	18.27		0.85
12/31/2015		25,690	2,549	3.05	8.630951	(21.14)		3.06	10.686731	(19.38)		0.85
12/31/2014		33,154	2,646	1.63	10.944539	(8.11)		3.06	13.255177	(6.06)		0.85
12/31/2013		38,741	2,894	1.39	11.910786	(4.08)		3.06	14.110089	0.01	‡	0.85
JNL/Lazard International Strategic Equity Fund - Class A
12/31/2017		3,897	281	2.22	13.707598	26.70		1.25	14.531369	25.91	‡	0.00
12/31/2016		3,620	332	1.29	10.819103	(6.30)		1.25	10.979192	(5.93)		0.85
12/31/2015		3,036	262	1.01	11.546871	3.11		1.25	11.671070	(7.68)	‡	0.85
12/31/2014		892	79	0.00	11.198173	(2.65)		1.25	11.245149	(2.40)		1.00
12/31/2013	+	278	24	0.00	11.502659	15.57	‡	1.25	11.522068	22.24	‡	1.00
JNL/MC 10 x 10 Fund - Class A
12/31/2017		44,741	2,869	0.00	14.082501	13.39		2.47	18.327162	13.08	‡	0.00
12/31/2016		42,545	3,127	0.00	12.419455	9.33		2.47	14.041155	10.72		1.20
12/31/2015		39,426	3,199	1.98	11.359999	(4.65)		2.47	12.681715	(3.43)		1.20
12/31/2014		43,036	3,363	1.78	11.913933	5.62		2.47	13.132237	6.97		1.20
12/31/2013		41,074	3,423	2.04	11.280317	24.59		2.47	12.276911	14.58	‡	1.20
JNL/MC Bond Index Fund - Class A
12/31/2017		65,798	4,558	1.98	9.824613	(0.83)		3.82	18.070880	2.93	‡	0.00
12/31/2016		58,290	4,126	0.83	9.907125	(1.89)		3.82	15.446324	1.06		0.85
12/31/2015		48,479	3,478	2.05	10.098181	(3.87)		3.82	15.284682	(1.14)	‡	0.85
12/31/2014		40,787	2,888	3.42	10.504440	1.66		3.82	15.136551	4.56		1.00
12/31/2013		32,592	2,413	2.15	10.333287	(6.38)		3.82	14.475854	(3.70)		1.00
JNL/MC Consumer Discretionary Sector Fund - Class A
12/31/2017		73,245	2,516	1.17	19.614289	17.80		3.60	38.124278	18.85	‡	0.00
12/31/2016		54,713	2,266	0.69	16.650363	2.42		3.60	26.906301	5.26		0.85
12/31/2015		60,047	2,622	0.53	16.257361	2.16		3.60	25.561759	5.00		0.85
12/31/2014		30,112	1,375	0.57	15.914213	6.90		3.60	24.344656	9.87		0.85
12/31/2013		27,063	1,353	0.68	14.887088	36.12		3.60	22.156773	12.21	‡	0.85
JNL/MC Consumer Staples Sector Fund - Class A
12/31/2017	+	557	53	0.00	10.557629	4.30	‡	1.90	10.610000	6.10	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Lazard International Strategic Equity Fund - Class A - April 29, 2013; JNL/MC Consumer Staples Sector Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

81

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC DowSM Index Fund - Class A
12/31/2017	+	7,846	371	0.00	17.543987	15.08	‡	2.46	27.660000	21.90	‡	0.00
JNL/MC Emerging Markets Index Fund - Class A
12/31/2017		86,978	7,629	0.97	10.701253	32.81		2.46	12.506282	30.86	‡	0.00
12/31/2016		44,587	5,253	1.92	8.057410	7.42		2.46	8.780561	9.16		0.85
12/31/2015		30,412	3,889	1.70	7.500752	(17.35)		2.46	8.043708	(16.01)		0.85
12/31/2014		27,610	2,947	1.30	9.075531	(6.03)		2.46	9.577076	(4.50)		0.85
12/31/2013		16,399	1,661	0.82	9.657680	(6.49)		2.46	10.028636	(4.73)	‡	0.85
JNL/MC Energy Sector Fund - Class A
12/31/2017		110,228	3,381	2.20	21.453373	5.46	‡	3.75	42.944881	(1.87)	‡	0.00
12/31/2016		111,069	3,266	2.00	23.275798	22.64		3.67	38.127356	26.14		0.85
12/31/2015		73,657	2,726	1.63	18.978638	(26.02)		3.67	30.226149	(23.91)		0.85
12/31/2014		71,624	2,012	1.24	25.654937	(13.59)		3.67	39.722883	(11.11)		0.85
12/31/2013		62,863	1,567	1.25	29.688434	20.83		3.67	44.689859	6.46	‡	0.85
JNL/MC European 30 Fund - Class A
12/31/2017		36,009	2,186	3.07	14.511059	20.33		2.80	18.792181	21.79	‡	0.00
12/31/2016		25,997	1,928	3.18	12.059427	(4.54)		2.80	14.160391	(2.66)		0.85
12/31/2015		31,683	2,279	1.99	12.632821	(4.65)		2.80	14.547985	(2.78)		0.85
12/31/2014		13,852	963	1.38	13.249537	(6.07)		2.80	14.963539	(11.61)	‡	0.85
12/31/2013		5,020	333	1.14	14.105397	3.12	‡	2.80	15.500182	23.00	‡	1.00
JNL/MC Financial Sector Fund - Class A
12/31/2017		113,825	6,790	0.96	10.998874	14.76	‡	3.75	22.017463	19.91	‡	0.00
12/31/2016		80,812	5,684	1.58	10.730800	20.32		3.10	15.901007	23.05		0.85
12/31/2015		52,080	4,502	1.19	8.918358	(4.14)		3.10	12.922062	(1.96)		0.85
12/31/2014		39,790	3,361	0.93	9.303494	9.61		3.10	13.180174	12.10		0.85
12/31/2013		33,962	3,234	0.92	8.487959	29.28		3.10	11.757276	5.19	‡	0.85
JNL/MC Healthcare Sector Fund - Class A
12/31/2017		240,877	7,827	0.88	20.666885	18.28		3.62	40.357668	20.49	‡	0.00
12/31/2016		191,888	7,553	1.81	17.472134	(7.23)		3.62	28.358986	(4.63)		0.85
12/31/2015		210,768	7,893	0.45	18.834232	2.79		3.62	29.736848	5.67		0.85
12/31/2014		132,507	5,236	0.58	18.323653	20.69		3.62	28.140272	24.08		0.85
12/31/2013		64,183	3,136	0.79	15.182719	35.88		3.62	22.679603	4.14	‡	0.85
JNL/MC Index 5 Fund - Class A
12/31/2017		89,323	5,603	0.00	14.094008	12.24		2.70	18.787723	14.40	‡	0.00
12/31/2016		82,231	5,868	0.00	12.556808	8.95		2.70	15.008102	6.13	‡	0.85
12/31/2015		71,785	5,654	1.80	11.525579	(4.09)		2.70	13.349777	(2.45)		1.00
12/31/2014		69,791	5,342	1.42	12.016786	2.50		2.70	13.684791	2.01	‡	1.00
12/31/2013		65,059	5,170	1.56	11.723567	20.45		2.70	12.824234	22.08		1.35

+		The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC DowSM Index Fund - Class A - April 24, 2017.
*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

82

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Industrials Sector Fund - Class A
12/31/2017	+	453	43	0.00	10.621508	4.89	‡	1.75	10.670000	6.70	‡	0.00
JNL/MC Information Technology Sector Fund - Class A
12/31/2017		194,490	11,446	0.62	12.682697	32.16		3.10	22.493419	31.97	‡	0.00
12/31/2016		124,001	9,848	0.71	9.596232	9.85		3.10	14.219481	12.34		0.85
12/31/2015		105,648	9,382	0.61	8.736021	1.22		3.10	12.657594	3.52		0.85
12/31/2014		72,883	6,681	0.69	8.630642	16.93		3.10	12.226668	19.59	‡	0.85
12/31/2013		46,277	5,053	0.73	7.381020	22.33		3.10	10.003673	24.93		1.00
JNL/MC International Index Fund - Class A
12/31/2017		114,681	5,615	2.94	14.043753	20.36		3.82	25.833624	21.43	‡	0.00
12/31/2016		78,742	4,761	0.25	11.668216	(2.97)		3.82	18.193618	(0.05)		0.85
12/31/2015		73,405	4,422	2.37	12.024823	(4.79)		3.82	18.202432	(1.92)		0.85
12/31/2014		61,638	3,631	3.52	12.630226	(9.60)		3.82	18.559333	(6.88)		0.85
12/31/2013		49,446	2,705	2.53	13.972251	16.88		3.82	19.930516	16.38	‡	0.85
JNL/MC JNL 5 Fund - Class A
12/31/2017		261,302	12,216	2.13	16.853040	13.08		3.36	26.292066	14.74	‡	0.00
12/31/2016		231,269	12,479	2.47	14.903776	8.48		3.36	19.413605	10.84		1.20
12/31/2015		239,192	14,272	2.63	13.738420	(6.22)		3.36	17.514230	(4.17)		1.20
12/31/2014		250,441	14,279	2.03	14.649591	7.65		3.36	18.276810	10.00		1.20
12/31/2013		262,164	16,407	2.59	13.609160	27.33		3.36	16.615938	30.11		1.20
JNL/MC Materials Sector Fund - Class A
12/31/2017	+	641	60	0.00	10.624547	3.85	‡	2.00	10.680000	6.80	‡	0.00
JNL/MC MSCI KLD 400 Social Index Fund - Class A
12/31/2017	+	706	63	1.18	11.132987	4.47	‡	2.17	11.222536	11.39	‡	1.00
JNL/MC MSCI World Index Fund - Class A
12/31/2017	+	771	35	0.00	20.453925	9.50	‡	1.80	28.540000	15.69	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Industrials Sector Fund - Class A - September 25, 2017; JNL/MC Materials Sector Fund - Class A - September 25, 2017; JNL/MC MSCI KLD 400 Social Index Fund - Class A - April 24, 2017; JNL/MC MSCI World Index Fund - Class A - April 24, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

83

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Nasdaq 100 Index Fund - Class A
12/31/2017		120,499	4,002	0.34	25.050105	28.43		2.82	36.384038	26.92	‡	0.00
12/31/2016		62,959	2,740	0.99	19.505068	4.94		2.82	24.822033	7.03		0.85
12/31/2015		50,366	2,333	0.56	18.586349	(1.39)		2.82	23.192699	0.58		0.85
12/31/2014		44,616	2,080	0.23	18.847701	15.14		2.82	23.060016	17.43		0.85
12/31/2013		19,932	1,086	0.88	16.368926	37.18		2.82	19.636541	13.84	‡	0.85
JNL/MC Pacific Rim 30 Fund - Class A
12/31/2017		22,205	1,036	3.31	18.882333	19.88		2.77	24.383425	20.15	‡	0.00
12/31/2016		16,273	927	2.01	15.750841	6.62		2.77	18.447751	8.68		0.85
12/31/2015		16,987	1,046	2.35	14.773234	2.10		2.77	16.974580	4.08		0.85
12/31/2014		8,811	562	2.56	14.469323	0.39		2.77	16.309206	(8.95)	‡	0.85
12/31/2013		6,356	414	3.78	14.412854	9.58		2.77	15.811938	11.54		1.00
JNL/MC Real Estate Sector Fund - Class A
12/31/2017	+	1,160	114	0.00	10.168484	2.52	‡	2.32	10.230000	2.30	‡	0.00
JNL/MC S&P 1500 Growth Index Fund - Class A
12/31/2017	+	677	63	0.00	10.682845	1.70	‡	2.05	10.740000	7.40	‡	0.00
JNL/MC S&P 1500 Value Index Fund - Class A
12/31/2017	+	972	91	0.00	10.654052	4.69	‡	1.65	10.700000	7.00	‡	0.00
JNL/MC S&P 24 Fund - Class A
12/31/2017	#	—	—	1.38	12.785648	1.27		2.70	16.629122	2.17	‡	0.30
12/31/2016		26,775	1,874	1.06	12.624733	0.07		2.70	15.128682	1.78		1.00
12/31/2015		29,558	2,098	1.63	12.615395	(10.73)		2.70	14.864081	(9.30)	‡	1.00
12/31/2014		5,163	331	0.87	14.132220	2.38		2.70	16.087525	3.93		1.20
12/31/2013		3,874	257	0.97	13.803245	36.77		2.70	15.479858	8.15	‡	1.20
JNL/MC S&P 400 MidCap Index Fund - Class A
12/31/2017		204,964	5,987	0.99	23.502232	11.34		3.82	43.233329	14.60	‡	0.00
12/31/2016		161,716	5,405	0.17	21.107709	15.63		3.82	32.912709	19.11		0.85
12/31/2015		112,335	4,454	0.98	18.254028	(6.33)		3.82	27.632298	(3.51)		0.85
12/31/2014		91,315	3,482	0.93	19.488282	5.14		3.82	28.637327	8.31	‡	0.85
12/31/2013		75,340	3,105	0.93	18.535898	28.01		3.82	25.970550	31.67		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Real Estate Sector Fund - Class A - September 25, 2017; JNL/MC S&P 1500 Growth Index Fund - Class A - September 25, 2017; JNL/MC S&P 1500 Value Index Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through April 24, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of April 21, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

84

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC S&P 500 Index Fund - Class A
12/31/2017		567,214	24,338	1.40	16.000802	16.63		3.82	29.433621	19.37	‡	0.00
12/31/2016		395,433	20,328	0.13	13.718790	7.21		3.82	21.390969	10.43		0.85
12/31/2015		306,397	17,304	1.51	12.796770	(2.91)		3.82	19.370958	0.02		0.85
12/31/2014		259,697	14,604	1.37	13.180009	8.83		3.82	19.367215	12.11	‡	0.85
12/31/2013		205,436	12,934	1.35	12.110445	26.71		3.82	16.967550	30.33		1.00
JNL/MC S&P SMid 60 Fund - Class A
12/31/2017		30,497	1,570	0.65	16.753026	(4.91)		2.80	22.583860	(1.90)	‡	0.00
12/31/2016		39,457	1,968	0.96	17.617522	30.70		2.80	21.271877	19.71	‡	0.85
12/31/2015		15,746	1,042	2.61	13.479578	(7.68)		2.80	15.756157	(6.00)		1.00
12/31/2014		18,732	1,168	0.64	14.600272	0.64		2.80	16.761660	2.47		1.00
12/31/2013		13,174	837	1.74	14.507118	33.11		2.80	16.357605	35.54		1.00
JNL/MC Small Cap Index Fund - Class A
12/31/2017		152,687	5,131	0.85	20.408776	8.61		3.82	37.542339	14.20	‡	0.00
12/31/2016		123,370	4,625	0.50	18.790090	21.16		3.82	29.298551	24.81		0.85
12/31/2015		88,288	4,112	0.67	15.508081	(8.14)		3.82	23.475290	(5.37)		0.85
12/31/2014		74,714	3,286	1.00	16.881594	0.73		3.82	24.806591	3.77		0.85
12/31/2013		72,482	3,306	1.27	16.759446	33.25		3.82	23.906405	28.62	‡	0.85
JNL/MC Telecommunications Sector Fund - Class A
12/31/2017		11,815	1,208	3.33	6.411690	(1.89)	‡	3.75	12.834789	2.12	‡	0.00
12/31/2016		13,656	1,421	2.73	7.256261	19.84		3.06	10.682603	22.51		0.85
12/31/2015		11,240	1,447	3.61	6.054948	(0.37)		3.06	8.719714	1.86		0.85
12/31/2014		12,293	1,608	2.93	6.077288	2.34		3.06	8.560594	1.89	‡	0.85
12/31/2013		9,606	1,311	2.43	5.938096	17.37		3.06	8.005423	19.81		1.00
JNL/MC Utilities Sector Fund - Class A
12/31/2017		5,003	352	2.42	14.098546	10.23		1.25	14.944341	11.62	‡	0.00
12/31/2016		4,477	348	1.95	12.789734	15.36		1.25	12.977709	15.82		0.85
12/31/2015		3,031	272	1.33	11.086493	(6.58)		1.25	11.204632	(6.21)		0.85
12/31/2014		3,141	264	0.00	11.867462	24.63		1.25	11.946040	13.01	‡	0.85
12/31/2013	+	271	28	5.42	9.521931	(2.91)	‡	1.25	9.537029	(3.95)	‡	1.00
JNL/MFS Mid Cap Value Fund - Class A
12/31/2017		81,851	3,584	1.27	18.776022	9.63		3.06	26.629825	11.07	‡	0.30
12/31/2016		73,927	3,613	0.00	17.127479	10.17		3.06	21.651742	12.40	‡	1.05
12/31/2015		65,900	3,608	0.61	15.546390	(11.70)		3.06	18.957723	(10.04)		1.20
12/31/2014		64,650	3,178	0.89	17.606617	9.72		3.06	21.074348	11.78		1.20
12/31/2013		42,939	2,353	0.42	16.046163	28.73		3.06	18.852593	31.15		1.20
JNL/MMRS Conservative Fund - Class A
12/31/2017		19,664	1,731	0.00	11.280288	9.42		1.25	11.810000	9.76	‡	0.00
12/31/2016		18,985	1,832	0.00	10.309578	2.71		1.25	10.420265	(1.80)	‡	0.85
12/31/2015		19,204	1,907	0.00	10.037407	(3.50)		1.25	10.079561	(3.26)		1.00
12/31/2014	+	1,848	178	0.00	10.401642	3.05	‡	1.25	10.419247	3.10	‡	1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Utilities Sector Fund - Class A - April 29, 2013; JNL/MMRS Conservative Fund - Class A - April 28, 2014.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

85

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MMRS Growth Fund - Class A
12/31/2017		1,721	146	0.00	11.719664	19.86		1.25	12.270000	19.13	‡	0.00
12/31/2016		1,395	142	0.00	9.777668	1.37		1.25	9.843266	1.62		1.00
12/31/2015		1,231	127	0.00	9.645712	(6.82)		1.25	9.686243	(6.59)		1.00
12/31/2014	+	168	16	0.00	10.352069	(0.37)	‡	1.25	10.369613	1.45	‡	1.00
JNL/MMRS Moderate Fund - Class A
12/31/2017		8,765	766	0.00	11.356712	14.12		1.25	11.890000	14.11	‡	0.00
12/31/2016		8,039	804	0.00	9.951757	1.83		1.25	10.058757	2.24		0.85
12/31/2015		7,804	796	0.00	9.773015	(5.77)		1.25	9.838769	(6.95)	‡	0.85
12/31/2014	+	680	66	0.00	10.371899	0.21	‡	1.25	10.389448	2.60	‡	1.00
JNL/Morgan Stanley Mid Cap Growth Fund - Class A
12/31/2017	#	—	—	0.00	11.665282	12.99		2.45	12.981803	6.62	‡	0.30
12/31/2016		8,854	822	0.00	10.324367	(10.23)		2.45	10.944442	(9.10)		1.20
12/31/2015		10,796	909	0.00	11.500987	(6.64)		2.45	12.040674	(8.14)	‡	1.20
12/31/2014		7,084	562	0.00	12.318387	(2.81)		2.45	12.685568	(1.73)		1.35
12/31/2013		3,787	294	0.00	12.674195	34.40		2.45	12.909203	35.88		1.35
JNL/Neuberger Berman Currency Fund - Class A
12/31/2017		753	76	0.00	9.825031	0.99		1.25	10.498059	2.04	‡	0.00
12/31/2016		857	87	2.24	9.728964	(2.82)		1.25	9.834163	(2.58)		1.00
12/31/2015		736	73	1.84	10.011404	0.62		1.25	10.094468	0.88		1.00
12/31/2014		744	74	0.00	9.949288	2.08		1.25	10.006806	2.34		1.00
12/31/2013		622	64	1.42	9.746259	(3.13)		1.25	9.778111	(2.89)		1.00
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A
12/31/2017		582	87	19.42	6.595344	5.07		1.25	6.904902	3.52	‡	0.00
12/31/2016		491	78	0.00	6.276822	10.51		1.25	6.344154	10.95		0.85
12/31/2015		434	76	0.00	5.679845	(26.00)		1.25	5.717924	0.15	‡	0.85
12/31/2014	+	126	16	0.00	7.675001	(22.03)	‡	1.25	7.687721	(22.75)	‡	1.00
JNL/Neuberger Berman Strategic Income Fund - Class A
12/31/2017		47,868	4,214	3.06	10.816984	4.33		2.32	12.335934	6.27	‡	0.00
12/31/2016		37,706	3,505	3.25	10.368167	3.49		2.32	11.026433	2.00	‡	1.00
12/31/2015		33,382	3,237	1.33	10.018393	(3.50)		2.32	10.438491	(2.42)		1.20
12/31/2014		30,886	2,914	1.03	10.381966	2.49		2.32	10.696824	3.65	‡	1.20
12/31/2013		10,544	1,028	0.23	10.130188	(2.89)	‡	2.32	10.311970	1.46	‡	1.25
JNL/Nicholas Convertible Arbitrage Fund - Class A
12/31/2017		7,403	712	3.89	10.267861	3.65		1.25	11.052842	4.43	‡	0.00
12/31/2016		8,030	803	0.47	9.906424	2.18		1.25	10.102616	2.59		0.85
12/31/2015		9,104	932	1.17	9.695055	(4.16)		1.25	9.847698	(3.78)		0.85
12/31/2014		6,133	603	0.94	10.116375	(2.30)		1.25	10.234637	(1.91)		0.85
12/31/2013		3,463	333	0.01	10.354499	2.06		1.25	10.433734	2.47		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MMRS Growth Fund - Class A - April 28, 2014; JNL/MMRS Moderate Fund - Class A - April 28, 2014; JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A - April 28, 2014.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through April 24, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of April 21, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

86

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
12/31/2017		1,952	168	0.08	11.545594	39.53		1.25	11.938027	36.59	‡	0.00
12/31/2016		632	76	0.00	8.274732	(1.70)		1.25	8.330418	(1.31)		0.85
12/31/2015	+	343	41	0.00	8.418188	(13.17)	‡	1.25	8.441103	(12.50)	‡	0.85
JNL/Oppenheimer Global Growth Fund - Class A
12/31/2017		142,339	5,665	0.80	18.656154	31.74		3.30	30.756465	31.09	‡	0.30
12/31/2016		93,710	5,015	0.62	14.161051	(3.14)		3.30	19.989266	(0.99)		1.10
12/31/2015		83,341	4,415	0.92	14.620129	0.43		3.30	20.189406	2.66		1.10
12/31/2014		56,345	3,057	0.59	14.557493	(1.40)		3.30	19.665443	0.79		1.10
12/31/2013		47,210	2,571	1.01	14.764434	22.14		3.30	19.510969	24.86		1.10
JNL/PIMCO Credit Income Fund - Class A
12/31/2017		23,680	2,029	2.01	11.090074	0.01	‡	2.32	12.716528	6.50	‡	0.00
12/31/2016		11,667	1,051	1.29	10.693574	(1.09)	‡	2.16	11.402639	5.44		0.85
12/31/2015		4,737	441	2.27	10.331816	(1.35)	‡	2.02	10.814407	(1.78)		0.85
12/31/2014		2,599	237	0.06	10.884006	6.28		1.25	11.010872	6.70		0.85
12/31/2013		1,124	109	1.99	10.241175	(2.92)		1.25	10.319164	(0.55)	‡	0.85
JNL/PIMCO Income Fund - Class A
12/31/2017	+	4,780	476	0.00	10.009319	0.10	‡	2.32	10.070000	0.70	‡	0.00
JNL/PIMCO Real Return Fund - Class A
12/31/2017		79,954	5,825	0.00	11.699822	0.15		2.92	16.108944	2.47	‡	0.00
12/31/2016		76,201	5,656	5.89	11.682365	2.15		2.92	14.355144	4.28		0.85
12/31/2015		75,850	5,853	3.69	11.436394	(5.89)		2.92	13.765763	(3.92)		0.85
12/31/2014		82,537	6,086	0.73	12.152589	0.32		2.92	14.328127	2.42		0.85
12/31/2013		80,705	6,059	1.21	12.113850	(11.74)		2.92	13.989820	(10.80)	‡	0.85
JNL/PPM America Floating Rate Income Fund - Class A
12/31/2017		94,067	8,215	3.31	10.367137	0.08		2.81	12.619097	2.54	‡	0.00
12/31/2016		90,103	7,988	4.50	10.358919	6.39		2.81	11.651029	8.49		0.85
12/31/2015		76,164	7,290	3.82	9.736350	(4.02)		2.81	10.738827	(2.12)		0.85
12/31/2014		78,107	7,274	2.48	10.143632	(2.56)		2.81	10.970883	(0.63)		0.85
12/31/2013		55,347	5,104	2.32	10.410476	1.43		2.81	11.040930	2.52	‡	0.85
JNL/PPM America High Yield Bond Fund - Class A
12/31/2017		120,557	5,526	5.90	15.835365	4.26		3.06	29.053405	6.23	‡	0.00
12/31/2016		111,261	5,457	0.18	15.188572	13.51		3.06	23.029246	16.04		0.85
12/31/2015		88,965	5,029	5.67	13.380499	(9.69)		3.06	19.845535	(7.67)		0.85
12/31/2014		106,798	5,576	6.12	14.816619	(2.89)		3.06	21.495176	(0.72)		0.85
12/31/2013		89,003	4,628	6.48	15.257323	4.94		3.06	21.650695	4.03	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Oppenheimer Emerging Markets Innovator Fund - Class A - April 27, 2015; JNL/PIMCO Income Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

87

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/PPM America Long Short Credit Fund - Class A
12/31/2017		975	92	4.04	10.497411	2.50		1.25	11.128123	3.09	‡	0.00
12/31/2016		861	83	12.73	10.241589	9.75		1.25	10.392997	10.18		0.85
12/31/2015		514	55	3.29	9.332169	(4.94)		1.25	9.432437	(4.56)		0.85
12/31/2014		476	48	1.97	9.816721	(2.66)		1.25	9.882596	(2.27)		0.85
12/31/2013	+	257	25	0.00	10.084773	3.04	‡	1.25	10.111911	1.41	‡	0.85
JNL/PPM America Mid Cap Value Fund - Class A
12/31/2017		37,794	1,801	0.64	18.373875	9.31		2.77	24.069890	11.60	‡	0.00
12/31/2016		34,770	1,839	0.61	16.809644	23.94		2.77	19.884754	26.34		0.85
12/31/2015		18,514	1,230	0.73	13.562701	(10.57)		2.77	15.739543	(8.84)		0.85
12/31/2014		17,365	1,046	0.61	15.166470	7.43		2.77	17.265994	9.51		0.85
12/31/2013		10,913	719	0.57	14.117385	37.23		2.77	15.766040	13.21	‡	0.85
JNL/PPM America Small Cap Value Fund - Class A
12/31/2017		67,563	3,066	0.37	19.891695	14.21		2.56	24.792771	16.93	‡	0.30
12/31/2016		50,725	2,659	0.05	17.416394	27.26		2.56	19.616787	29.00		1.20
12/31/2015		27,059	1,825	0.71	13.685427	(5.93)		2.56	15.206775	(4.64)		1.20
12/31/2014		12,126	775	0.29	14.548215	3.18		2.56	15.947097	4.59		1.20
12/31/2013		8,596	573	0.39	14.100486	33.88		2.56	15.247512	35.72		1.20
JNL/PPM America Total Return Fund - Class A
12/31/2017		25,248	1,501	2.42	15.400548	1.89		2.32	18.977948	4.10	‡	0.00
12/31/2016	+	19,420	1,192	4.33	15.114920	3.26	‡	2.32	17.002568	2.74	‡	0.85
JNL/PPM America Value Equity Fund - Class A
12/31/2017		15,295	461	1.37	22.137853	10.90		3.62	46.929974	13.30	‡	0.30
12/31/2016		11,881	413	2.05	19.962828	17.31		3.62	33.364029	20.11		1.25
12/31/2015		8,505	363	0.00	17.017675	(11.95)		3.62	27.777385	(9.83)		1.25
12/31/2014		9,690	374	5.14	19.326464	8.50		3.62	30.807024	11.10		1.25
12/31/2013		7,682	339	1.34	17.812896	35.24		3.62	27.729282	38.49		1.25
JNL/Red Rocks Listed Private Equity Fund - Class A
12/31/2017	#	—	—	3.65	17.135808	22.92		2.62	21.671261	22.11	‡	0.00
12/31/2016		24,100	1,547	4.34	13.940101	5.43		2.62	16.127133	7.30		0.85
12/31/2015		25,383	1,743	5.80	13.222673	(2.99)		2.62	15.029479	(1.25)		0.85
12/31/2014		24,826	1,680	7.27	13.629676	(1.98)		2.62	15.220300	(0.23)		0.85
12/31/2013		22,471	1,516	9.56	13.905517	38.00		2.62	15.255883	40.46		0.85
JNL/S&P 4 Fund - Class A
12/31/2017		511,544	22,079	0.00	19.892760	12.03		2.95	26.777310	14.21	‡	0.00
12/31/2016		480,088	23,595	0.00	17.756479	7.09		2.95	21.484971	9.36		0.85
12/31/2015		409,478	21,910	5.32	16.580961	(7.81)		2.95	19.646838	(5.85)		0.85
12/31/2014		314,115	15,734	2.42	17.984681	11.08		2.95	20.867188	13.43		0.85
12/31/2013		167,200	9,461	0.84	16.191433	39.46		2.95	18.396101	24.81	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/PPM America Long Short Credit Fund - Class A - April 29, 2013; JNL/PPM America Total Return Fund - Class A - April 25, 2016.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through September 25, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of September 22, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

88

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P Competitive Advantage Fund - Class A
12/31/2017		56,464	2,211	1.29	22.686217	16.58		2.62	29.538887	17.46	‡	0.00
12/31/2016		68,526	3,176	1.00	19.459955	2.97		2.62	22.851206	4.80		0.85
12/31/2015		63,579	3,072	0.80	18.898667	(1.43)		2.62	21.803786	0.33		0.85
12/31/2014		43,253	2,092	0.32	19.172507	7.21		2.62	21.731617	10.06	‡	0.85
12/31/2013		32,333	1,696	0.80	17.883030	39.24		2.62	19.494925	23.34	‡	1.20
JNL/S&P Dividend Income & Growth Fund - Class A
12/31/2017		291,182	12,764	2.75	18.130528	7.80	‡	3.75	26.458921	11.68	‡	0.00
12/31/2016		307,479	14,926	2.54	18.646034	14.71		2.61	21.875403	16.74		0.85
12/31/2015		188,179	10,617	2.47	16.255184	(1.91)		2.61	18.738663	(0.17)		0.85
12/31/2014		182,015	10,200	1.50	16.571231	10.77		2.61	18.769706	6.16	‡	0.85
12/31/2013		129,777	8,150	2.03	14.960387	27.41		2.61	16.299350	29.22		1.20
JNL/S&P International 5 Fund - Class A
12/31/2017		3,912	304	10.73	12.802519	31.44		1.25	13.340077	28.52	‡	0.00
12/31/2016		1,893	194	3.80	9.739920	6.93		1.25	9.829925	7.36		0.85
12/31/2015		1,738	190	1.12	9.108275	(3.36)		1.25	9.155836	(8.43)	‡	0.85
12/31/2014	+	142	15	0.00	9.425269	(1.93)	‡	1.25	9.432305	2.84	‡	1.00
JNL/S&P Intrinsic Value Fund - Class A
12/31/2017		59,146	2,586	2.62	18.177457	9.88	‡	3.75	26.527536	16.16	‡	0.00
12/31/2016		56,749	2,913	2.62	17.542631	2.53		2.65	20.650541	4.38		0.85
12/31/2015		59,765	3,189	1.09	17.109588	(16.09)		2.65	19.783427	(14.57)		0.85
12/31/2014		59,875	2,720	0.83	20.390385	14.96		2.65	23.157493	13.83	‡	0.85
12/31/2013		36,298	1,916	1.05	17.737411	46.03		2.65	19.311174	48.09		1.25
JNL/S&P Managed Aggressive Growth Fund - Class A
12/31/2017		157,774	6,250	0.00	17.294992	19.06		3.47	32.325636	20.37	‡	0.30
12/31/2016		130,472	6,298	0.00	14.526331	2.39		3.47	22.224036	4.74		1.20
12/31/2015		135,512	6,882	0.00	14.186639	(3.64)		3.47	21.218489	(1.42)		1.20
12/31/2014		135,815	6,774	0.48	14.722139	2.94		3.47	21.525177	5.31		1.20
12/31/2013		121,398	6,367	0.77	14.301457	21.48		3.47	20.440770	24.27		1.20
JNL/S&P Managed Conservative Fund - Class A
12/31/2017		126,822	8,895	0.00	11.884826	3.78		2.92	16.810754	5.96	‡	0.30
12/31/2016		135,240	10,004	0.00	11.451893	2.00		2.92	14.134589	3.77		1.20
12/31/2015		142,097	10,875	0.00	11.227064	(4.40)		2.92	13.621413	(2.74)		1.20
12/31/2014		146,026	10,833	0.30	11.743388	0.15		2.92	14.004861	1.89		1.20
12/31/2013		143,689	10,837	0.58	11.725503	1.51		2.92	13.745057	3.27		1.20
JNL/S&P Managed Growth Fund - Class A
12/31/2017		397,279	15,972	0.00	16.311581	16.70		3.67	31.715000	18.51	‡	0.30
12/31/2016		347,472	16,703	0.00	13.977122	2.11		3.67	22.200317	4.65		1.20
12/31/2015		339,937	17,079	0.00	13.688595	(3.80)		3.67	21.212985	(1.39)		1.20
12/31/2014		339,783	16,781	0.54	14.229284	1.83		3.67	21.512865	4.37		1.20
12/31/2013		298,547	15,340	0.90	13.974207	18.17		3.67	20.611744	21.12		1.20

+		The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P International 5 Fund - Class A - September 15, 2014.
*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

89

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P Managed Moderate Fund - Class A
12/31/2017		291,602	17,470	0.00	13.600323	7.83		3.06	19.597145	9.90	‡	0.30
12/31/2016		286,630	18,847	0.00	12.613225	2.38		3.06	15.837097	4.30		1.20
12/31/2015		280,867	19,230	0.00	12.320149	(4.11)		3.06	15.184807	(2.31)		1.20
12/31/2014		291,636	19,457	0.21	12.847889	0.84		3.06	15.543434	2.74		1.20
12/31/2013		264,135	18,062	0.46	12.740242	7.10		3.06	15.129153	9.11		1.20
JNL/S&P Managed Moderate Growth Fund - Class A
12/31/2017		473,768	21,223	0.00	14.346285	6.10	‡	3.75	28.344990	14.09	‡	0.30
12/31/2016		446,163	22,940	0.00	13.159547	1.84		3.62	20.705138	4.33		1.20
12/31/2015		443,578	23,737	0.00	12.921449	(4.29)		3.62	19.845710	(1.95)		1.20
12/31/2014		454,436	23,808	0.24	13.500712	0.79		3.62	20.239581	3.26		1.20
12/31/2013		403,506	21,809	0.51	13.394953	11.73		3.62	19.600872	14.46		1.20
JNL/S&P Mid 3 Fund - Class A
12/31/2017		21,729	1,697	1.95	12.305571	9.29		2.46	13.468597	10.49	‡	0.00
12/31/2016		18,664	1,612	1.58	11.259613	15.02		2.46	11.754901	16.90		0.85
12/31/2015		11,122	1,117	0.18	9.789655	(15.00)	‡	2.46	10.055207	(11.37)		0.85
12/31/2014	+	3,468	307	0.00	11.256496	4.70	‡	2.00	11.344547	12.03	‡	0.85
JNL/S&P Total Yield Fund - Class A
12/31/2017		38,778	1,885	2.12	17.952960	7.95		2.81	23.827561	11.36	‡	0.00
12/31/2016		40,780	2,175	1.92	16.630240	9.51		2.81	19.867993	11.67		0.85
12/31/2015		30,621	1,816	1.34	15.186258	(10.28)		2.81	17.791675	(8.51)		0.85
12/31/2014		33,313	1,800	0.99	16.926497	12.68		2.81	19.445569	7.26	‡	0.85
12/31/2013		17,480	1,080	1.26	15.021726	47.48		2.81	16.565974	49.87		1.20
JNL/Scout Unconstrained Bond Fund - Class A
12/31/2017		4,441	453	0.80	9.715814	0.42		1.25	10.172085	1.58	‡	0.00
12/31/2016		4,548	467	0.77	9.674716	3.24		1.25	9.778751	3.65		0.85
12/31/2015		3,733	397	0.00	9.371504	(1.76)		1.25	9.434572	(1.36)		0.85
12/31/2014	+	1,767	185	0.00	9.538960	(3.96)	‡	1.25	9.564822	(1.11)	‡	0.85
JNL/T. Rowe Price Capital Appreciation Fund - Class A
12/31/2017		112,575	7,784	0.84	13.707053	4.42	‡	2.46	15.231685	13.45	‡	0.00
12/31/2016		39,493	3,079	0.30	12.734278	6.43		1.25	12.902902	6.86		0.85
12/31/2015		15,980	1,330	0.03	11.964387	3.21		1.25	12.074545	3.62		0.85
12/31/2014		3,540	305	1.16	11.592746	10.34		1.25	11.652775	10.78		0.85
12/31/2013	+	530	50	0.52	10.506294	5.33	‡	1.25	10.518513	2.62	‡	0.85
JNL/T. Rowe Price Established Growth Fund - Class A
12/31/2017		439,673	6,222	0.06	40.319717	28.40		4.00	99.698229	28.51	‡	0.00
12/31/2016		268,609	5,041	0.00	31.401944	(2.54)		4.00	62.074157	0.57		0.85
12/31/2015		259,476	4,907	0.00	32.220403	6.36		4.00	61.722195	9.76		0.85
12/31/2014		168,167	3,516	0.00	30.293957	4.45		4.00	56.232230	7.79		0.85
12/31/2013		149,250	3,368	0.08	29.004459	33.23		4.00	52.169036	28.82	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P Mid 3 Fund - Class A - April 28, 2014; JNL/Scout Unconstrained Bond Fund - Class A - April 28, 2014; JNL/T. Rowe Price Capital Appreciation Fund - Class A - September 16, 2013.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

90

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
12/31/2017		286,478	2,753	0.00	59.757125	19.60		4.00	138.056365	21.26	‡	0.30
12/31/2016		206,574	2,450	0.00	49.964507	1.93		4.00	93.572982	4.92		1.10
12/31/2015		199,716	2,485	0.00	49.019037	2.29		4.00	89.185169	5.30		1.10
12/31/2014		162,598	2,134	0.15	47.920519	8.40		4.00	84.694266	11.59		1.10
12/31/2013		131,138	1,919	0.00	44.205722	31.15		4.00	75.895422	35.01		1.10
JNL/T. Rowe Price Short-Term Bond Fund - Class A
12/31/2017		63,060	6,143	1.46	8.716330	(1.65)		2.81	12.097722	1.04	‡	0.00
12/31/2016		62,320	6,082	1.28	8.862612	(1.37)		2.81	10.923690	0.57		0.85
12/31/2015		58,280	5,700	1.03	8.985961	(2.46)		2.81	10.861319	(0.53)		0.85
12/31/2014		47,459	4,599	1.15	9.212594	(2.36)		2.81	10.919162	(0.42)		0.85
12/31/2013		44,959	4,322	1.56	9.434969	(2.68)		2.81	10.965523	(0.59)	‡	0.85
JNL/T. Rowe Price Value Fund - Class A
12/31/2017		159,465	5,215	1.63	21.297250	14.52		3.60	40.190082	17.80	‡	0.00
12/31/2016		123,667	4,742	1.91	18.596791	6.94		3.60	29.383960	9.91		0.85
12/31/2015		103,769	4,354	0.83	17.389913	(5.31)		3.60	26.735011	(2.67)		0.85
12/31/2014		98,722	4,005	0.83	18.365119	9.25		3.60	27.469745	12.29		0.85
12/31/2013		74,023	3,345	1.25	16.810898	32.29		3.60	24.464134	21.30	‡	0.85
JNL/The Boston Company Equity Income Fund - Class A
12/31/2017		16,389	785	1.53	19.849689	6.05	‡	1.91	22.216941	14.91	‡	0.00
12/31/2016		14,423	790	1.01	18.067758	17.08		1.25	18.425261	17.55		0.85
12/31/2015		12,552	807	0.89	15.431350	(2.94)		1.25	15.674033	1.98	‡	0.85
12/31/2014		4,351	272	0.08	15.899410	9.69		1.25	16.015559	9.97		1.00
12/31/2013		2,481	171	1.71	14.494422	35.12		1.25	14.563853	35.46		1.00
JNL/The London Company Focused U.S. Equity Fund - Class A
12/31/2017		1,779	121	0.71	14.529446	15.92		1.25	15.328862	16.84	‡	0.00
12/31/2016		1,404	111	0.64	12.533609	15.21		1.25	12.699433	13.44	‡	0.85
12/31/2015		861	79	0.21	10.879032	(2.64)		1.25	10.941439	(2.40)		1.00
12/31/2014		624	56	0.03	11.174001	2.23		1.25	11.210045	2.49		1.00
12/31/2013	+	135	12	0.00	10.930253	9.47	‡	1.25	10.938148	9.74	‡	1.00
JNL/VanEck International Gold Fund - Class A
12/31/2017		3,803	714	4.54	5.260464	12.00		1.25	5.620838	0.37	‡	0.00
12/31/2016		3,051	644	0.68	4.696920	51.16		1.25	4.778462	51.76		0.85
12/31/2015		1,398	447	3.67	3.107312	(27.51)		1.25	3.148663	(27.22)		0.85
12/31/2014		1,326	308	0.30	4.286291	(7.30)		1.25	4.325990	(6.92)		0.85
12/31/2013		672	145	0.23	4.623618	(48.54)		1.25	4.647816	(20.24)	‡	0.85
JNL/Vanguard Capital Growth Fund - Class A
12/31/2017	+	5,202	481	0.00	10.785004	0.79	‡	2.46	10.799750	8.54	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/The London Company Focused U.S. Equity Fund - Class A - September 16, 2013; JNL/Vanguard Capital Growth Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

91

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard Equity Income Fund - Class A
12/31/2017	+	4,693	442	0.00	10.595161	4.09	‡	2.32	10.670000	6.59	‡	0.00
JNL/Vanguard Global Bond Market Index Fund - Class A
12/31/2017	+	2,032	203	0.00	9.976475	(0.01)	‡	2.05	10.050000	0.30	‡	0.00
JNL/Vanguard Growth Allocation Fund - Class A
12/31/2017	+	1,600	153	0.00	10.435535	1.77	‡	2.00	10.490000	4.90	‡	0.00
JNL/Vanguard International Fund - Class A
12/31/2017	+	5,081	486	0.00	10.427752	2.46	‡	2.17	10.340000	4.87	‡	0.00
JNL/Vanguard International Stock Market Index Fund - Class A
12/31/2017	+	3,427	326	0.00	10.445982	2.51	‡	2.46	10.450000	5.13	‡	0.00
JNL/Vanguard Moderate Allocation Fund - Class A
12/31/2017	+	4,460	438	0.00	10.175030	0.80	‡	2.07	10.230000	2.30	‡	0.00
JNL/Vanguard Moderate Growth Allocation Fund - Class A
12/31/2017	+	3,817	369	0.00	10.314270	1.38	‡	2.07	10.370000	3.70	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Equity Income Fund - Class A - September 25, 2017; JNL/Vanguard Global Bond Market Index Fund - Class A - September 25, 2017; JNL/Vanguard Growth Allocation Fund - Class A - September 25, 2017; JNL/Vanguard International Fund - Class A - September 25, 2017; JNL/Vanguard International Stock Market Index Fund - Class A - September 25, 2017; JNL/Vanguard Moderate Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Moderate Growth Allocation Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

92

JNLNY Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard Small Company Growth Fund - Class A
12/31/2017	+	3,801	354	0.00	10.711928	2.49	‡	2.16	10.740174	7.72	‡	0.00
JNL/Vanguard U.S. Stock Market Index Fund - Class A
12/31/2017	+	4,836	452	0.00	10.662959	0.80	‡	2.46	10.710000	7.31	‡	0.00
JNL/WCM Focused International Equity Fund - Class A
12/31/2017		2,249	161	0.35	13.772552	30.02		1.25	14.530279	27.48	‡	0.00
12/31/2016		1,160	109	0.09	10.593039	(1.12)		1.25	10.733194	(0.73)		0.85
12/31/2015		779	72	0.03	10.713150	4.47		1.25	10.811670	4.89		0.85
12/31/2014		486	47	0.00	10.254878	(2.17)		1.25	10.307884	(1.46)	‡	0.85
12/31/2013	+	23	2	0.00	10.481868	6.50	‡	1.25	10.490219	2.57	‡	1.00
JNL/Westchester Capital Event Driven Fund - Class A
12/31/2017		349	35	3.20	9.948469	4.26		1.25	10.284722	4.92	‡	0.00
12/31/2016		155	16	0.16	9.541545	1.38		1.25	9.579756	1.64		1.00
12/31/2015	+	33	4	0.00	9.411507	(6.10)	‡	1.25	9.425575	(5.93)	‡	1.00
JNL/WMC Balanced Fund - Class A
12/31/2017		398,490	8,367	1.43	31.100142	8.85		3.30	65.633219	11.83	‡	0.00
12/31/2016		319,121	7,473	1.39	28.572122	7.23		3.30	48.542438	9.88		0.85
12/31/2015		228,923	5,904	1.17	26.645724	(4.14)		3.30	44.176861	(1.76)		0.85
12/31/2014		214,173	5,422	1.34	27.796839	6.30		3.30	44.969905	8.93		0.85
12/31/2013		145,061	3,995	1.54	26.150020	15.46		3.30	41.281711	14.41	‡	0.85
JNL/WMC Government Money Market Fund - Class A
12/31/2017		67,399	5,724	0.12	8.072295	(2.88)		3.06	16.134201	0.13	‡	0.00
12/31/2016		76,889	6,479	0.00	8.311313	(3.00)		3.06	13.405339	(0.84)		0.85
12/31/2015		70,791	5,888	0.00	8.568705	(3.01)		3.06	13.519203	(0.85)		0.85
12/31/2014		67,667	5,497	0.00	8.834862	(3.01)		3.06	13.634433	(0.84)		0.85
12/31/2013		58,662	4,817	0.00	9.109248	(3.01)		3.06	13.750591	(0.37)	‡	0.85
JNL/WMC Value Fund - Class A
12/31/2017		55,522	1,482	1.69	27.255312	11.12		3.62	45.212441	14.47	‡	0.30
12/31/2016		49,470	1,502	1.08	24.528184	9.40		3.62	35.126838	12.19		1.10
12/31/2015		44,306	1,505	1.49	22.420084	(6.57)		3.62	31.310920	(4.18)		1.10
12/31/2014		44,081	1,429	1.45	23.995506	7.37		3.62	32.677119	10.11		1.10
12/31/2013		40,693	1,448	1.91	22.348000	26.39		3.62	29.676154	29.61		1.10

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Small Company Growth Fund - Class A - September 25, 2017; JNL/Vanguard U.S. Stock Market Index Fund - Class A - September 25, 2017; JNL/WCM Focused International Equity Fund - Class A - September 16, 2013; JNL/Westchester Capital Event Driven Fund - Class A - April 27, 2015.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

93

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2017

Note 1 - Organization

Jackson National Life Insurance Company (“Jackson”) established JNLNY Separate Account I (the “Separate Account”) on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended.
The Separate Account is a separate investment account of Jackson, its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.
The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained one-hundred sixty-eight (168) Investment Divisions during 2017, but currently contains one-hundred fifty-eight (158) Investment Divisions as of December 31, 2017. These Investment Divisions each invested in shares of the following mutual funds (collectively, the “Funds”) during the year ended December 31, 2017:

Jackson Variable Series Trust
JG - Equity 100 Fund(1)
JG - Fixed Income 100 Fund(1)
JG - Growth Fund(1)
JG - Maximum Growth Fund(1)
JG - Moderate Growth Fund(1)
JNL Conservative Allocation Fund Class A(1)
JNL Institutional Alt 100 Fund Class A(1)
JNL Interest Rate Opportunities Fund Class A(1)
JNL Moderate Allocation Fund Class A(1)
JNL Real Assets Fund Class A(1)
JNL Tactical ETF Growth Fund Class A
JNL Tactical ETF Moderate Fund Class A
JNL Tactical ETF Moderate Growth Fund Class A
JNL/American Funds Global Growth Fund Class A
JNL/American Funds Growth Fund Class A
JNL/AQR Risk Parity Fund Class A
JNL/BlackRock Global Long Short Credit Fund Class A

JNL/DFA U.S. Small Cap Fund Class A
JNL/DoubleLine Total Return Fund Class A
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Class A
JNL/Epoch Global Shareholder Yield Fund Class A
JNL/FAMCO Flex Core Covered Call Fund Class A
JNL/Lazard International Strategic Equity Fund Class A
JNL/Neuberger Berman Currency Fund Class A
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Class A
JNL/Nicholas Convertible Arbitrage Fund Class A
JNL/PIMCO Credit Income Fund Class A
JNL/PPM America Long Short Credit Fund Class A
JNL/T. Rowe Price Capital Appreciation Fund Class A
JNL/The Boston Company Equity Income Fund Class A
JNL/The London Company Focused U.S. Equity Fund Class A
JNL/VanEck International Gold Fund Class A
JNL/WCM Focused International Equity Fund Class A

JNL® Series Trust
JNL Aggressive Growth Allocation Fund Class A(1)
JNL Alt 65 Fund Class A(1)
JNL Growth Allocation Fund Class A(1)
JNL Institutional Alt 25 Fund Class A(1)
JNL Institutional Alt 35 Fund Class A1)
JNL Institutional Alt 50 Fund Class A(1)
JNL Moderate Growth Allocation Fund Class A(1)
JNL Multi-Manager Alternative Fund Class A
JNL Multi-Manager Mid Cap Fund Class A
JNL Multi-Manager Small Cap Growth Fund Class A
JNL Multi-Manager Small Cap Value Fund Class A
JNL/AB Dynamic Asset Allocation Fund Class A
JNL/American Funds Balanced Fund Class A
JNL/American Funds Blue Chip Income and Growth Fund Class A
JNL/American Funds Global Bond Fund Class A
JNL/American Funds Global Small Capitalization Fund Class A
JNL/American Funds Growth Allocation Fund Class A(1)
JNL/American Funds Growth-Income Fund Class A
JNL/American Funds International Fund Class A
JNL/American Funds Moderate Growth Allocation Fund Class A(1)
JNL/American Funds New World Fund Class A
JNL/AQR Large Cap Relaxed Constraint Equity Fund Class A
JNL/AQR Managed Futures Strategy Fund Class A
JNL/BlackRock Global Allocation Fund Class A
JNL/BlackRock Global Natural Resources Fund Class A
JNL/BlackRock Large Cap Select Growth Fund Class A

JNL/MC Index 5 Fund Class A(1)
JNL/MC Industrials Sector Fund Class A
JNL/MC International Index Fund Class A
JNL/MC Materials Sector Fund Class A
JNL/MC MSCI KLD 400 Social Index Fund Class A
JNL/MC Pacific Rim 30 Fund Class A
JNL/MC Real Estate Sector Fund Class A
JNL/MC S&P 1500 Growth Index Fund Class A
JNL/MC S&P 1500 Value Index Fund Class A
JNL/MC S&P 400 MidCap Index Fund Class A
JNL/MC S&P 500 Index Fund Class A
JNL/MC Small Cap Index Fund Class A
JNL/MC Utilities Sector Fund Class A
JNL/MFS Mid Cap Value Fund Class A
JNL/MMRS Conservative Fund Class A
JNL/MMRS Growth Fund Class A
JNL/MMRS Moderate Fund Class A
JNL/Morgan Stanley Mid Cap Growth Fund Class A
JNL/Neuberger Berman Strategic Income Fund Class A
JNL/Oppenheimer Emerging Markets Innovator Fund Class A
JNL/Oppenheimer Global Growth Fund Class A
JNL/PIMCO Income Fund Class A
JNL/PIMCO Real Return Fund Class A
JNL/PPM America Floating Rate Income Fund Class A
JNL/PPM America High Yield Bond Fund Class A
JNL/PPM America Mid Cap Value Fund Class A
JNL/PPM America Small Cap Value Fund Class A

94

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2017

JNL® Series Trust
JNL/Boston Partners Global Long Short Equity Fund Class A
JNL/Brookfield Global Infrastructure and MLP Fund Class A
JNL/Causeway International Value Select Fund Class A
JNL/ClearBridge Large Cap Growth Fund Class A
JNL/Crescent High Income Fund Class A
JNL/DFA Growth Allocation Fund Class A(1)
JNL/DFA Moderate Growth Allocation Fund Class A(1)
JNL/DFA U.S. Core Equity Fund Class A
JNL/DoubleLine Core Fixed Income Fund Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund Class A
JNL/FPA + DoubleLine Flexible Allocation Fund Class A
JNL/Franklin Templeton Founding Strategy Fund Class A(1)
JNL/Franklin Templeton Global Fund Class A
JNL/Franklin Templeton Global Multisector Bond Fund Class A
JNL/Franklin Templeton Income Fund Class A
JNL/Franklin Templeton International Small Cap Growth Fund Class A
JNL/Franklin Templeton Mutual Shares Fund Class A
JNL/Goldman Sachs Core Plus Bond Fund Class A
JNL/Goldman Sachs Emerging Markets Debt Fund Class A
JNL/GQG Emerging Markets Equity Fund Class A
JNL/Harris Oakmark Global Equity Fund Class A
JNL/Invesco China-India Fund Class A
JNL/Invesco Diversified Dividend Fund Class A
JNL/Invesco Global Real Estate Fund Class A
JNL/Invesco International Growth Fund Class A
JNL/Invesco Mid Cap Value Fund Class A
JNL/Invesco Small Cap Growth Fund Class A
JNL/JPMorgan MidCap Growth Fund Class A
JNL/JPMorgan U.S. Government & Quality Bond Fund Class A
JNL/Lazard Emerging Markets Fund Class A
JNL/MC 10 x 10 Fund Class A(1)
JNL/MC Bond Index Fund Class A
JNL/MC Consumer Staples Sector Fund Class A
JNL/MC Emerging Markets Index Fund Class A
JNL/MC European 30 Fund Class A

JNL/PPM America Total Return Fund Class A
JNL/PPM America Value Equity Fund Class A
JNL/Red Rocks Listed Private Equity Fund Class A
JNL/S&P 4 Fund Class A(1)
JNL/S&P Competitive Advantage Fund Class A
JNL/S&P Dividend Income & Growth Fund Class A
JNL/S&P International 5 Fund Class A
JNL/S&P Intrinsic Value Fund Class A
JNL/S&P Managed Aggressive Growth Fund Class A
JNL/S&P Managed Conservative Fund Class A
JNL/S&P Managed Growth Fund Class A
JNL/S&P Managed Moderate Fund Class A
JNL/S&P Managed Moderate Growth Fund Class A
JNL/S&P Mid 3 Fund Class A
JNL/S&P Total Yield Fund Class A
JNL/Scout Unconstrained Bond Fund Class A
JNL/T. Rowe Price Established Growth Fund Class A
JNL/T. Rowe Price Mid-Cap Growth Fund Class A
JNL/T. Rowe Price Short-Term Bond Fund Class A
JNL/T. Rowe Price Value Fund Class A
JNL/Vanguard Capital Growth Fund Class A
JNL/Vanguard Equity Income Fund Class A
JNL/Vanguard Global Bond Market Index Fund Class A(1)
JNL/Vanguard Growth Allocation Fund Class A
JNL/Vanguard International Fund Class A
JNL/Vanguard International Stock Market Index Fund Class A(1)
JNL/Vanguard Moderate Allocation Fund Class A
JNL/Vanguard Moderate Growth Allocation Fund Class A
JNL/Vanguard Small Company Growth Fund Class A
JNL/Vanguard U.S. Stock Market Index Fund Class A(1)
JNL/Westchester Capital Event Driven Fund Class A
JNL/WMC Balanced Fund Class A
JNL/WMC Government Money Market Fund Class A
JNL/WMC Value Fund Class A

JNL Variable Fund LLC
JNL/MC Consumer Discretionary Sector Fund Class A
JNL/MC DowSM Index Fund Class A
JNL/MC Energy Sector Fund Class A
JNL/MC Financial Sector Fund Class A
JNL/MC Healthcare Sector Fund Class A
JNL/MC Information Technology Sector Fund Class A

JNL/MC JNL 5 Fund Class A
JNL/MC MSCI World Index Fund Class A
JNL/MC Nasdaq 100 Index Fund Class A
JNL/MC S&P 24 Fund Class A
JNL/MC S&P SMid 60 Fund Class A
JNL/MC Telecommunications Sector Fund Class A

(1) The Fund is a Fund of Fund advised by JNAM, an affiliate of Jackson and has no sub-adviser.
Jackson National Asset Management, LLC (“JNAM”) serves as investment adviser for the Funds comprising the Jackson Variable Series Trust, JNL Series Trust and JNL Variable Fund LLC. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.
The following Funds are sub-advised by an affiliate of Jackson during the year: JNL/PPM America Long Short Credit Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund and JNL/PPM America Value Equity Fund.
During the year ended December 31, 2017, the following Funds changed names effective April 24, 2017:

Prior Fund Name	Current Fund Name	Reason For Change
JNL/Capital Guardian Global Balanced Fund	JNL/American Funds Balanced Fund	Investment Strategy
JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Fund	Investment Strategy
JNL/Goldman Sachs Mid Cap Value Fund	JNL/MFS Mid Cap Value Fund	Sub-Adviser Replacement
JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/AQR Large Cap Relaxed Constraint Equity Fund	Sub-Adviser Replacement

95

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2017

Prior Fund Name	Current Fund Name	Reason For Change
JNL/WMC Money Market Fund	JNL/WMC Government Money Market Fund	Investment Strategy

During the year ended December 31, 2017, the following Funds changed names effective September 25, 2017:
Prior Fund Name	Current Fund Name	Reason For Change
JG - Alt 100 Fund	JNL Institutional Alt 100 Fund	Naming Convention Update
JG - Conservative Fund	JNL Conservative Allocation Fund	Investment Strategy
JG - Interest Rate Opportunities Fund	JNL Interest Rate Opportunities Fund	Naming Convention Update
JG - Moderate Fund	JNL Moderate Allocation Fund	Investment Strategy
JG - Real Assets Fund	JNL Real Assets Fund	Naming Convention Update
JNL/American Funds Balanced Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	Investment Strategy
JNL/BlackRock Natural Resources Fund	JNL/BlackRock Global Natural Resources Fund	Investment Strategy
JNL/DFA Moderate Allocation Fund	JNL/DFA Moderate Growth Allocation Fund	Naming Convention Update
JNL/DFA U.S. Micro Cap Fund	JNL/DFA U.S. Small Cap Fund	Investment Strategy
JNL Disciplined Moderate Fund	JNL Moderate Growth Allocation Fund	Investment Strategy
JNL Disciplined Moderate Growth Fund	JNL Growth Allocation Fund	Investment Strategy
JNL Disciplined Growth Fund	JNL Aggressive Growth Allocation Fund	Investment Strategy
JNL Institutional Alt 20 Fund	JNL Institutional Alt 25 Fund	Investment Strategy
JNL/MC Communications Sector Fund	JNL/MC Telecommunications Sector Fund	Naming Convention Update
JNL/MC Consumer Brands Sector Fund	JNL/MC Consumer Discretionary Sector Fund	Naming Convention Update
JNL/MC Global 30 Fund	JNL/MC MSCI World Index Fund	Investment Strategy
JNL/MC Nasdaq 100 Fund	JNL/MC Nasdaq 100 Index Fund	Naming Convention Update
JNL/MC Oil & Gas Sector Fund	JNL/MC Energy Sector Fund	Naming Convention Update
JNL/MC Technology Sector Fund	JNL/MC Information Technology Sector Fund	Naming Convention Update
JNL/PIMCO Total Return Bond Fund	JNL/DoubleLine Core Fixed Income Fund	Sub-Adviser Replacement
JNL Tactical ETF Conservative Fund	JNL Tactical ETF Moderate Fund	Naming Convention Update
JNL Tactical ETF Moderate Fund	JNL Tactical ETF Moderate Growth Fund	Naming Convention Update
JNL/Van Eck International Gold Fund	JNL/VanEck International Gold Fund	Sub-Advisor Rebranding
During the year ended December 31, 2017, the following Fund acquisitions were completed for the corresponding Class A Funds. The Funds that were acquired during the year are no longer available as of December 31, 2017.

Acquired Fund	Acquiring Fund	Date of Acquisition
JNL/MC S&P 24 Fund	JNL/MC JNL 5 Fund	April 24, 2017
JNL/Morgan Stanley Mid Cap Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	April 24, 2017
JG - Equity 100 Fund	JNL Aggressive Growth Allocation Fund	September 25, 2017
JG - Fixed Income 100 Fund	JNL Conservative Allocation Fund	September 25, 2017
JG - Growth Fund	JNL Growth Allocation Fund	September 25, 2017
JG - Maximum Growth Fund	JNL Aggressive Growth Allocation Fund	September 25, 2017
JG - Moderate Growth Fund	JNL Moderate Growth Allocation Fund	September 25, 2017
JNL Alt 65 Fund	JNL Institutional Alt 50 Fund	September 25, 2017
JNL Institutional Alt 35 Fund	JNL Institutional Alt 25 Fund	September 25, 2017
JNL/Red Rocks Listed Private Equity Fund	JNL/Harris Oakmark Global Equity Fund	September 25, 2017

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.
Investments. The Separate Account’s Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset value (“NAV”) of the respective Fund, which represent fair value. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investments in the Funds are recorded on trade date for financial reporting purposes. Realized gain

96

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2017

distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.
Federal Income Taxes. The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Separate Account’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. The Interpretation requires that management evaluate the tax positions taken in the returns which remain subject to examination by the Internal Revenue Service and other tax jurisdictions. JNAM completed an evaluation of the Separate Account’s tax positions and based on that evaluation, determined that no provision for federal income tax is required in the Separate Account’s financial statements during the year ended December 31, 2017.
FASB ASC Topic 820, “Fair Value Measurement”. As of December 31, 2017, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued as a practical expedient at their daily reported net asset value (“NAV”) and as such are not included in the fair value hierarchy required under FASB ASC Topic 820, “Fair Value Measurement”. On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment valued as a practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Note 3 - Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units in the number of contract units outstanding.
Contract Owner Charges. The following charges are assessed to the contract owner by redemption of contract units outstanding:
Contract Maintenance Charge. An annual contract maintenance charge of $30 - $35 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date or in conjunction with a total withdrawal, as applicable. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redemption of contract units.
Transfer Charge. A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.
Surrender or Contingent Deferred Sales Charge. During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contract. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.
Optional Benefit Charges. The following contract owner charges are optional benefit charges:
Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.30% to 0.90%, depending on the contract, of the Guaranteed Minimum Income Benefit (“GMIB”) base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.
Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% to 3.00%, depending on the contract of the Guaranteed Withdrawal Balance (“GWB”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.
Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.42% to 0.72%, depending on the contract of the Death Benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.

97

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2017

Asset-based Charges. The following charges are assessed to the contract owner by a reduction in contract unit value:
Insurance Charges. Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.05% - 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.
Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.30% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.
Optional Benefit Charges. The following contract owner charges are optional benefit charges:
Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.65%.
Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.
20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.
Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.55% on an annual basis of the average daily net assets the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected.
Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes will not exceed 2.0%. Currently, New York does not impose premium taxes.

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $118,654 and $81,082 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments from contract transactions.

Note 5 - Subsequent Events

Management has evaluated subsequent events for the Separate Accounts through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.
Abbreviations
JG - JNAM Guidance
MC - Mellon Capital

98

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Shareholders of Jackson National Life Insurance Company of New York and
Contract Owners of JNLNY Separate Account I:

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Investment Divisions listed in the Appendix that comprise the JNLNY Separate Account I (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in net assets for the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Investment Division as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/KPMG LLP

We have served as the auditor of one or more of Jackson National Life Insurance Company's Separate Accounts since 1999.
Chicago, Illinois
March 29, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Appendix

Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

JNL/DFA U.S. Core Equity Fund - Class A
JNL Aggressive Growth Allocation Fund - Class A (1)
JNL Conservative Allocation Fund - Class A (1)
JNL Growth Allocation Fund - Class A (1)
JNL Institutional Alt 25 Fund - Class A (1)
JNL Institutional Alt 50 Fund - Class A
JNL Institutional Alt 100 Fund - Class A (1)
JNL Interest Rate Opportunities Fund - Class A (1)
JNL Moderate Allocation Fund - Class A (1)
JNL Moderate Growth Allocation Fund - Class A (1)
JNL Multi-Manager Alternative Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class A
JNL Real Assets Fund - Class A (1)
JNL Tactical ETF Growth Fund - Class A
JNL Tactical ETF Moderate Fund - Class A (1)
JNL Tactical ETF Moderate Growth Fund - Class A (1)
JNL/AB Dynamic Asset Allocation Fund - Class A
JNL/American Funds Balanced Fund - Class A (1)
JNL/American Funds Blue Chip Income and Growth Fund - Class A
JNL/American Funds Global Bond Fund - Class A
JNL/American Funds Global Growth Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class A
JNL/American Funds Growth Allocation Fund - Class A
JNL/American Funds Growth Fund - Class A
JNL/American Funds Growth-Income Fund - Class A
JNL/American Funds International Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class A (1)
JNL/American Funds New World Fund - Class A
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A (1)
JNL/AQR Managed Futures Strategy Fund - Class A
JNL/AQR Risk Parity Fund - Class A
JNL/BlackRock Global Allocation Fund - Class A

JNL/BlackRock Global Long Short Credit Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class A (1)
JNL/BlackRock Large Cap Select Growth Fund - Class A
JNL/Boston Partners Global Long Short Equity Fund - Class A
JNL/Brookfield Global Infrastructure and MLP Fund - Class A
JNL/Causeway International Value Select Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class A (1)
JNL/DoubleLine Core Fixed Income Fund - Class A (1)
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
JNL/DoubleLine Total Return Fund - Class A
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
JNL/Epoch Global Shareholder Yield Fund - Class A
JNL/FAMCO Flex Core Covered Call Fund - Class A
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
JNL/Franklin Templeton Founding Strategy Fund - Class A
JNL/Franklin Templeton Global Fund - Class A (1)
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
JNL/Franklin Templeton Income Fund - Class A
JNL/Franklin Templeton International Small Cap Growth Fund - Class A
JNL/Franklin Templeton Mutual Shares Fund - Class A
JNL/Goldman Sachs Core Plus Bond Fund - Class A
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class A
JNL/Invesco China-India Fund - Class A
JNL/Invesco Global Real Estate Fund - Class A
JNL/Invesco International Growth Fund - Class A
JNL/Invesco Mid Cap Value Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class A

2

JNL/JPMorgan MidCap Growth Fund - Class A
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL/Lazard Emerging Markets Fund - Class A
JNL/Lazard International Strategic Equity Fund - Class A
JNL/MC 10 x 10 Fund - Class A
JNL/MC Bond Index Fund - Class A
JNL/MC Consumer Discretionary Sector Fund - Class A (1)
JNL/MC Emerging Markets Index Fund - Class A
JNL/MC Energy Sector Fund - Class A (1)
JNL/MC European 30 Fund - Class A
JNL/MC Financial Sector Fund - Class A
JNL/MC Healthcare Sector Fund - Class A
JNL/MC Index 5 Fund - Class A
JNL/MC Information Technology Sector Fund - Class A (1)
JNL/MC International Index Fund - Class A
JNL/MC JNL 5 Fund - Class A
JNL/MC Nasdaq 100 Index Fund - Class A (1)
JNL/MC Pacific Rim 30 Fund - Class A
JNL/MC S&P 400 MidCap Index Fund - Class A
JNL/MC S&P 500 Index Fund - Class A
JNL/MC S&P SMid 60 Fund - Class A
JNL/MC Small Cap Index Fund - Class A
JNL/MC Telecommunications Sector Fund - Class A (1)
JNL/MC Utilities Sector Fund - Class A
JNL/MFS Mid Cap Value Fund - Class A (1)
JNL/MMRS Conservative Fund - Class A
JNL/MMRS Growth Fund - Class A
JNL/MMRS Moderate Fund - Class A
JNL/Neuberger Berman Currency Fund - Class A
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A
JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/Nicholas Convertible Arbitrage Fund - Class A
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
JNL/Oppenheimer Global Growth Fund - Class A
JNL/PIMCO Credit Income Fund - Class A
JNL/PIMCO Real Return Fund - Class A

JNL/PPM America Floating Rate Income Fund - Class A
JNL/PPM America High Yield Bond Fund - Class A
JNL/PPM America Long Short Credit Fund - Class A
JNL/PPM America Mid Cap Value Fund - Class A
JNL/PPM America Small Cap Value Fund - Class A
JNL/PPM America Value Equity Fund - Class A
JNL/S&P 4 Fund - Class A
JNL/S&P Competitive Advantage Fund - Class A
JNL/S&P Dividend Income & Growth Fund - Class A
JNL/S&P International 5 Fund - Class A
JNL/S&P Intrinsic Value Fund - Class A
JNL/S&P Managed Aggressive Growth Fund - Class A
JNL/S&P Managed Conservative Fund - Class A
JNL/S&P Managed Growth Fund - Class A
JNL/S&P Managed Moderate Fund - Class A
JNL/S&P Managed Moderate Growth Fund - Class A
JNL/S&P Mid 3 Fund - Class A
JNL/S&P Total Yield Fund - Class A
JNL/Scout Unconstrained Bond Fund - Class A
JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/T. Rowe Price Established Growth Fund - Class A
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/T. Rowe Price Value Fund - Class A
JNL/The Boston Company Equity Income Fund - Class A
JNL/The London Company Focused U.S. Equity Fund - Class A
JNL/VanEck International Gold Fund - Class A (1)
JNL/WCM Focused International Equity Fund - Class A
JNL/Westchester Capital Event Driven Fund - Class A
JNL/WMC Balanced Fund - Class A
JNL/WMC Government Money Market Fund - Class A (1)
JNL/WMC Value Fund - Class A

Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2017 and the period from September 19, 2016 (inception) to December 31, 2016.

JNL Multi-Manager Mid Cap Fund - Class A

3

Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes for the year ended December 31, 2017 and the period from April 25, 2016 (inception) to December 31, 2016.

JNL/Crescent High Income Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
JNL/PPM America Total Return Fund - Class A

Statement of assets and liabilities as of December 31, 2017, and the related statements of operations and changes in net assets for the period from April 24, 2017 (inception) to December 31, 2017.

JNL/DFA Growth Allocation Fund - Class A
JNL/DFA Moderate Growth Allocation Fund - Class A (1)
JNL/MC DowSM Index Fund - Class A

JNL/MC MSCI KLD 400 Social Index Fund - Class A
JNL/MC MSCI World Index Fund - Class A (1)

Statement of assets and liabilities as of December 31, 2017, and the related statements of operations and changes in net assets for the period from September 25, 2017 (inception) to December 31, 2017.

JNL/ClearBridge Large Cap Growth Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class A
JNL/MC Consumer Staples Sector Fund - Class A
JNL/MC Industrials Sector Fund - Class A
JNL/MC Materials Sector Fund - Class A
JNL/MC Real Estate Sector Fund - Class A
JNL/MC S&P 1500 Growth Index Fund - Class A
JNL/MC S&P 1500 Value Index Fund - Class A
JNL/PIMCO Income Fund - Class A
JNL/Vanguard Capital Growth Fund - Class A
JNL/Vanguard Equity Income Fund - Class A

JNL/Vanguard Global Bond Market Index Fund - Class A
JNL/Vanguard Growth Allocation Fund - Class A
JNL/Vanguard International Fund - Class A
JNL/Vanguard International Stock Market Index Fund - Class A
JNL/Vanguard Moderate Allocation Fund - Class A
JNL/Vanguard Moderate Growth Allocation Fund - Class A
JNL/Vanguard Small Company Growth Fund - Class A
JNL/Vanguard U.S. Stock Market Index Fund - Class A

Statement of operations for the period from January 1, 2017 to April 24, 2017 (closure) and the statements of changes in net assets for the period from January 1, 2017 to April 24, 2017 (closure) and the year ended December 31, 2016.

JNL/MC S&P 24 Fund - Class A
JNL/Morgan Stanley Mid Cap Growth Fund - Class A

Statement of operations for the period from January 1, 2017 to September 25, 2017 (closure) and the statements of changes in net assets for the period from January 1, 2017 to September 25, 2017 (closure) and the year ended December 31, 2016.

JG - Equity 100 Fund
JG - Fixed Income 100 Fund
JG - Growth Fund
JG - Maximum Growth Fund
JG - Moderate Growth Fund

JNL Alt 65 Fund - Class A
JNL Institutional Alt 35 Fund - Class A
JNL/Red Rocks Listed Private Equity Fund -
Class A

4

Statement of changes in net assets for the period from January 1, 2016 to April 25, 2016 (closure).

JNL/Capital Guardian Global Diversified Research Fund - Class A
JNL/Eastspring Investments Asia ex-Japan Fund - Class A
JNL/Invesco Large Cap Growth Fund - Class A
JNL/Capital Guardian Global Diversified Research Fund - Class A
JNL/MC Frontier Markets 100 Index Fund

(1) See Note 1 to the financial statements for the former name of the Investment Division.

5

APPENDIX B

Report of Independent Registered Public Accounting Firm
The stockholder and board of directors
Jackson National Life Insurance Company of New York:

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York (the Company) as of December 31, 2017 and 2016, the related statements of income, comprehensive income, stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes (collectively, the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP
We have served as the Company's auditor since 1999.

Columbus, Ohio
March 21, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2017	2016
Investments:
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2017 $1,112,968; 2016 $1,880,363)	$1,135,688	$1,914,604
Trading securities, at fair value	444	144
Policy loans	286	299
Total investments	1,136,418	1,915,047
Cash and cash equivalents	132,594	247,616
Accrued investment income	9,116	16,064
Deferred acquisition costs	54,835	52,578
Deferred sales inducements	2,258	2,524
Reinsurance recoverable, net	1,564,597	1,291,394
Income taxes receivable from Parent	6,784	71,962
Deferred income taxes, net	42,654	85,358
Separate account assets	11,673,333	9,638,780
Total assets	$14,622,589	$13,321,323

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$198,200	$193,182
Other contract holder funds	1,744,695	1,818,225
Payable to Parent	306,328	905,427
Deferred gain on reinsurance	218,728	243,115
Other liabilities	40,658	58,887
Separate account liabilities	11,673,333	9,638,780
Total liabilities	14,181,942	12,857,616

Stockholder's Equity
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	187,924	256,000
Accumulated other comprehensive income, net of
tax benefit of $3,015 in 2017 and $788 in 2016	17,614	20,167
Retained earnings	233,109	185,540
Total stockholder's equity	440,647	463,707
Total liabilities and stockholder's equity	$14,622,589	$13,321,323
See accompanying Notes to Financial Statements

2

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Income Statements
(In thousands)

	Years Ended December 31,
	2017	2016	2015
Revenues
Fee income	$27,145	$233,440	$213,379
Premium	10	(116,928)	(74,889)
Net investment income	47,768	80,199	78,753
Net realized losses on investments:
Total other-than-temporary impairments	(151)	(2,440)	(1,525)
Portion of other-than-temporary impairments included in
other comprehensive income	126	142	(32)
Net other-than-temporary impairments	(25)	(2,298)	(1,557)
Other investment gains	27,058	13,214	1,047
Total net realized gains (losses) on investments	27,033	10,916	(510)
Commission and expense allowance on reinsurance ceded	129,015	278,398	41
Amortization (deferral) of gain on reinsurance	24,387	(242,833)	94
Total revenues	255,358	243,192	216,868
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	(1,561)	9,081	(15,068)
Interest credited on other contract holder funds, net of deferrals	19,438	40,743	38,637
Operating costs and other expenses, net of deferrals	141,351	72,685	70,004
Amortization of deferred acquisition and sales inducement costs	11,542	381,530	49,019
Total benefits and expenses	170,770	504,039	142,592
Pretax income (loss)	84,588	(260,847)	74,276
Income tax expense (benefit)	37,019	(112,630)	10,401
Net income (loss)	$47,569	$(148,217)	$63,875

See accompanying Notes to Financial Statements

3

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2017	2016	2015
Net income (loss)	$47,569	$(148,217)	$63,875

Other comprehensive (loss) income, net of tax:
Net unrealized gains (losses) on securities not other-than-temporarily impaired (net of tax expense (benefit) of: 2017 $1,990; 2016 $(287); 2015 $(11,300))	5,278	(531)	(20,987)

Net unrealized (losses) gains on other-than-temporarily impaired securities (net of tax (benefit) expense of: 2017 $(39); 2016 $(42); 2015 $8)	(73)	(79)	16

Reclassification adjustment for losses included in net income (net of tax benefit of: 2017 $4,178; 2016 $1,435; 2015 $741)	(7,758)	(2,665)	(1,376)
Total other comprehensive loss	(2,553)	(3,275)	(22,347)
Comprehensive income (loss)	$45,016	$(151,492)	$41,528

See accompanying Notes to Financial Statements

4

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Stockholder's Equity
(In thousands)

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity
Balances as of December 31, 2014	$2,000	$256,000	$45,789	$269,882	$573,671

Net income	—	—	—	63,875	63,875
Change in unrealized investment gains
and losses, net of tax	—	—	(22,347)	—	(22,347)
Balances as of December 31, 2015	2,000	256,000	23,442	333,757	615,199

Net loss	—	—	—	(148,217)	(148,217)
Change in unrealized investment gains
and losses, net of tax	—	—	(3,275)	—	(3,275)
Balances as of December 31, 2016	2,000	256,000	20,167	185,540	463,707

Net income	—	—	—	47,569	47,569
Return of capital	—	(68,076)	—	—	(68,076)
Change in unrealized investment gains
and losses, net of tax	—	—	(2,553)	—	(2,553)
Balances as of December 31, 2017	$2,000	$187,924	$17,614	$233,109	$440,647

See accompanying Notes to Financial Statements

5

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2017	2016	2015
Cash flows from operating activities:
Net income (loss)	$47,569	$(148,217)	$63,875
Adjustments to reconcile net income (loss) to net cash
provided by operating activities:
Net realized (gains) losses on investments	(27,033)	(10,916)	510
Interest credited on deposit liabilities, gross	39,724	40,802	38,692
Amortization of discount and premium on investments	(148)	(1,390)	(1,690)
Deferred income tax expense (benefit)	44,928	(107,707)	10,816
Change in:
Accrued investment income	6,948	572	(416)
Deferred sales inducements and acquisition costs	4,750	312,843	(35,359)
Trading portfolio activity, net	129	388	34
Income taxes receivable from/payable to Parent	(2,898)	(1,463)	(3,190)
Claims payable	1,376	1,929	279
Payable to/receivable from Parent	(143,832)	562	772
Other assets and liabilities, net	(3,931)	4,602	(11,341)
Net cash (used in) provided by operating activities	(32,418)	92,005	62,982

Cash flows from investing activities:
Fixed maturities:
Proceeds from sales, maturities and repayments	225,628	465,187	205,307
Purchases	(193,838)	(540,398)	(310,554)
Other investing activities	(5,158)	1,723	2,820
Net cash provided by (used in) investing activities	26,632	(73,488)	(102,427)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	1,355,905	1,374,570	1,733,663
Withdrawals	(908,232)	(708,412)	(659,083)
Net transfers to separate accounts	(556,909)	(556,655)	(1,006,368)
Net cash (used in) provided by financing activities	(109,236)	109,503	68,212

Net (decrease) increase in cash and cash equivalents	(115,022)	128,020	28,767

Cash and cash equivalents, beginning of year	247,616	119,596	90,829
Total cash and cash equivalents, end of year	$132,594	$247,616	$119,596

Supplemental Cash Flow Information
Income tax (received from) paid to Parent	$(5,013)	$(3,461)	$2,775

See accompanying Notes to Financial Statements

6

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

1.	Business and Basis of Presentation

Jackson National Life Insurance Company of New York, (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware, and Michigan.

Basis of Presentation
The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Certain amounts in the 2016 notes to the financial statements have been reclassified to conform to the 2017 presentation.

The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions impacting estimated future gross profits, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 5) estimates related to liabilities for lawsuits, contingencies and other accruals; 6) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company; and 7) value of guaranteed benefits. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

2.	Summary of Significant Accounting Policies

Changes in Accounting Principles - Adopted in Current Year

In January 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-01, “Extraordinary and Unusual Items: Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items,” which eliminates the concept of extraordinary items. Effective January 1, 2017, the Company adopted ASU No. 2015-01 with no impact on the Company’s financial statements.

In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements - Going Concern,” which defines management’s responsibility to evaluate whether there is substantial doubt about the organization’s ability to continue as a going concern and to provide related disclosures in the footnotes. Management is required to evaluate for each annual period whether it is probable that the entity will not be able to meet its obligations as they become due within one year after the date that financial statements are issued, or available to be issued. Effective January 1, 2017, the Company adopted ASU No. 2014-15 with no impact on the Company’s financial statements.

Changes in Accounting Principles - Issued but Not Yet Adopted

In February 2018, the FASB issued ASU No. 2018-02, “Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income,” which provides an option to reclassify stranded tax effects within accumulated other comprehensive income (“AOCI”) to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act (the “Tax Act”) is recorded.  ASU No. 2018-02 is effective for fiscal years beginning after December 15, 2018, and should be applied either in the period of adoption or

7

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

retrospectively to each period in which the effect of the change in the Tax Act is recognized. Early adoption is permitted.  The Company expects to adopt ASU No. 2018-02 effective January 1, 2018, which will result in the retrospective reclassification of $1.5 million of stranded tax effects from AOCI to retained earnings within the Company’s financial statements and disclosures.

In March 2017, the FASB issued ASU No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs: Premium Amortization on Purchased Callable Debt Securities,” which requires that certain premiums on callable debt securities be amortized to the earliest call date. ASU No. 2017-08 is effective for annual periods beginning after December 15, 2018. Early adoption is permitted. The adoption of ASU No. 2017-08 is not expected to have a material impact on the Company’s financial statements.

In November 2016, the FASB issued ASU No. 2016-18, “Statement of Cash Flows - Restricted Cash,” which requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. ASU No. 2016-18 is effective for annual periods beginning after December 15, 2018, and should be applied retrospectively for all periods presented. Early adoption is permitted. The adoption of ASU No. 2016-18 is not expected to have a material impact on the Company’s financial statements.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows - Classification of Certain Cash Receipts and Cash Payments,” which clarifies the classification of eight specific cash flow issues in an entity’s statement of cash flows where it was determined there is diversity in practice. ASU No. 2016-15 is effective for annual periods beginning after December 15, 2018, and should be applied retrospectively for all periods presented. Early adoption is permitted. The adoption of ASU No. 2016-15 is not expected to have a material impact on the Company’s financial statements, as the requirements are presentational only within the statement of cash flows.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments,” which provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures. The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The guidance also modifies the current other-than-temporary impairment guidance for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing guidance for purchased credit deteriorated loans and debt securities. ASU No. 2016-13 is effective for annual reporting periods beginning after December 15, 2020. Early adoption is permitted for annual periods beginning after December 15, 2018. The Company is currently assessing the impact of the guidance on the Company’s financial statements and disclosures.

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments - Overall: Recognition and Measurement of Financial Assets and Financial Liabilities,” which revises an entity’s accounting related to the classification and measurement of certain equity investments and the presentation of certain fair value changes for financial liabilities measured at fair value. The guidance also amends certain disclosure requirements associated with the fair value of financial instruments. ASU No. 2016-01 is effective for annual periods beginning after December 15, 2017, and should be adopted in the financial statements through a cumulative effect adjustment to the beginning balance of retained earnings. Early adoption is generally not permitted, except as defined in the ASU. The adoption of ASU No. 2016-01 will not have a material impact on the Company’s financial statements and disclosures.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customer,” which specifies the accounting treatment for all revenue arising from contracts with customers, and creates a new Topic 606 in the FASB Accounting Standards Codification. This standard, together with subsequent amendments to Topic 606, establishes the core principle of recognizing revenue to depict the transfer of promised goods or services in an amount that reflects the consideration the entity expects to be entitled in exchange for those goods or services. The FASB defines a five-step process which systematically identifies the various components of the revenue recognition process, culminating with the recognition of revenue upon satisfaction of an entity’s performance obligation. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract. This guidance does not apply to contracts within the scope of Accounting Standards Codification

8

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

Topic 944, “Financial Services - Insurance.” ASU No. 2014-09 is effective retrospectively for period beginning after December 15, 2017. For those revenue streams within the scope of this Standard, there is no change to the timing of revenue recognition and, therefore, there is no impact on the Company’s financial statements. Upon adoption, the Company will include the required additional disclosures, where applicable.

Variable Annuity Reinsurance Agreement Amendment
Effective December 31, 2016, Jackson-NY amended its variable annuity reinsurance agreement with Jackson.

Prior to the amendment, the agreement ceded to Jackson 90% of the guaranteed minimum withdrawal benefits liability associated with variable annuity contracts issued by Jackson-NY. The purpose of the amendment is to transfer to Jackson 90% of the total variable annuity contract risk associated with variable annuities issued by Jackson-NY. This transfer allows for better alignment with risk mitigation strategies employed at the parent company level.

The amendment of the treaty allows for 90% of the entire variable annuity contract to be ceded to Jackson on a coinsurance basis (modified coinsurance for Separate Account liabilities) and covers all existing and future issues of variable annuity contracts issued by Jackson-NY.

This transaction resulted in a deferred gain of $242.9 million, ceded reserves of $1,148.9 million, which were reported in reinsurance recoverable, net and a payable to parent of $905.9 million. Additionally, as the underlying business is no longer retained, deferred acquisition costs of $341.0 million and deferred sales inducements of $0.7 million were written off. The deferred gain will be amortized into income over the life of the business, which is estimated to be 10 years.

The amendment was “non-disapproved” by the insurance departments of Michigan and New York, and the payable to parent was settled in 2017, through a transfer of $762.3 million in securities and the remainder in cash.

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owner/stockholder) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale securities.

Investments
Fixed maturities consist primarily of bonds and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $12.7 million and $15.6 million as of December 31, 2017 and 2016, respectively.

Fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments. If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income. In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further described in Note 3.

Equity securities are classified as trading. Trading securities are carried at fair value with changes in value included in net investment income.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral.

9

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on certain investments that are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and stockholder’s equity, net of tax, and the effect of the adjustment for deferred acquisition costs and deferred sales inducements.

Embedded Derivatives
Certain guarantees offered in connection with variable annuities issued by the Company contain embedded derivatives as defined by current accounting guidance. These derivatives, embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. Jackson-NY’s guaranteed minimum income benefit (“GMIB”) book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value. Guaranteed minimum withdrawal benefits (“GMWB”) associated with variable annuities are reinsured through the contract that Jackson-NY has with its Parent. The direct GMWB reserve and related ceded reserves are also considered an embedded derivative and are carried at fair value. Further details regarding the fair values of these items are included in Note 4 and details regarding the reinsurance agreement are included in Note 6. Embedded derivative results are reported in death, other policy benefits and change in policy reserves.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits.

Fair Value Measurement
Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturity securities that are model priced using observable inputs are classified within Level 2.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivatives that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

10

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

Refer to Note 4 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs
Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized gains and losses and embedded derivative movements, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. At December 31, 2017 and 2016, deferred acquisition costs decreased by $7.8 million and $14.3 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight year period is 7.4%, after investment management fees for both 2017 and 2016. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. At December 31, 2017 and 2016, projected returns under mean reversion were within the range bounded by the 15% cap and 0% floor. At December 31, 2017 and 2016, projected returns after the next five years were set at 7.4%.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization. No such write-offs were required for 2017 and 2015. As a result of the previously mentioned amended reinsurance agreement, deferred acquisition costs of $341.0 million were written off in 2016, as the business is no longer retained.

Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred sales inducement costs. Bonus interest on deferred fixed annuities and contract enhancements on variable annuities are capitalized as deferred sales inducements. Deferred

11

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and embedded derivative movements. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. At December 31, 2017 and 2016, deferred sales inducements decreased by $0.3 million and $0.5 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2017 and 2015. As a result of the previously mentioned amended reinsurance agreement, deferred sales inducements of $0.7 million were written off in 2016, as the underlying business is no longer retained.

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.  These assumptions include, but may not be limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates.  Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity guaranteed benefit reserves are adjusted with a corresponding benefit or charge to net income.

Reinsurance
The Company enters into ceded reinsurance agreements with other companies in the normal course of business.  Reinsurance agreements are reported on a gross basis on the Company’s balance sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to reinsurers.  Reinsurance ceded premiums and benefits provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premium income and benefit expenses are reported net of insurance ceded.

Federal Income Taxes
The Company files a consolidated federal income tax return with Jackson, Brooke Life, and Squire Reassurance Company II, Inc.. The Company has entered into a written tax sharing agreement, which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized. Jackson-NY is required to test the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

12

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The determination of the valuation allowance for Jackson-NY’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. In order to recognize a tax benefit in the financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position. Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Payable to Parent
As a result of the previously mentioned amended reinsurance agreement, the net payment of $905.9 million was reported as a payable to parent at December 31, 2016 and settled in 2017.

Deferred Gain on Reinsurance
As discussed above, Jackson-NY amended its variable annuity reinsurance agreement with Jackson in 2016. The original agreement resulted in a deferred gain of $0.9 million in 2009, which is being amortized into income over the life of the business. The reinsurance agreement amendment in 2016 resulted in an initial gain to Jackson-NY of $242.9 million, which was deferred and will be amortized into income over the life of the business.

Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviations. These assumptions are not unlocked unless the reserve is determined to be deficient. Interest rate assumptions range from 3.5% to 6.0%. Lapse, mortality, and expense assumptions are based primarily on Company experience in combination with that of its Parent. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder’s account value.

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities is unlikely to have a material adverse effect on the Company's financial position.

Separate Account Assets and Liabilities
The Company maintains separate account assets associated with variable life and annuity contracts, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company. Refer to Note 8 for additional information regarding the Company’s contractual guarantees. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the income statements. Amounts assessed against the contract holders for mortality, variable annuity benefit guarantees, administrative, and other services are reported in revenue as fee income.

13

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other direct acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through March 21, 2018, which is the date the financial statements were available to be issued.

3.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly-traded corporate and government bonds and asset-backed securities. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Fixed Maturities
The following table sets forth the composition of the fair value of fixed maturities at December 31, 2017, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2017, the carrying value of investments rated by the Company’s affiliated investment advisor was nil. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Carrying Value
Investment Rating	December 31, 2017
AAA	15.0%
AA	7.7%
A	35.2%
BBB	36.7%
Investment grade	94.6%
BB	3.2%
B and below	2.2%
Below investment grade	5.4%
Total fixed maturities	100.0%

14

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

At December 31, 2017, based on ratings by NRSROs, of the total carrying value of fixed maturities in an unrealized loss position, 79% were investment grade, 4% were below investment grade and 17% were not rated. Unrealized losses on fixed maturities that were below investment grade or not rated were approximately 27% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2017, the industries accounting for the larger percentage of unrealized losses included utility (27% of corporate gross unrealized losses) and consumer goods (14%). The largest unrealized loss related to a single corporate obligor was $249 thousand at December 31, 2017. At December 31, 2017 and 2016, the amortized cost, gross unrealized gains and losses, fair value and non-credit other-than-temporary impairment (“OTTI”) of available for sale fixed maturities were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2017	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
U.S. government securities	$36,169	$11	$2,177	$34,003	$—
Other government securities	2,710	—	156	2,554	—
Public utilities	87,463	1,732	772	88,423	—
Corporate securities	743,833	21,740	2,118	763,455	—
Residential mortgage-backed	30,436	1,548	221	31,763	(1,269)
Commercial mortgage-backed	105,330	2,173	390	107,113	—
Other asset-backed securities	107,027	1,858	508	108,377	(691)
Total fixed maturities	$1,112,968	$29,062	$6,342	$1,135,688	$(1,960)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2016	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
U.S. government securities	$61,779	$118	$3,573	$58,324	$—
Other government securities	5,896	—	552	5,344	—
Public utilities	164,373	8,505	1,773	171,105	—
Corporate securities	1,256,447	38,660	10,887	1,284,220	—
Residential mortgage-backed	41,674	1,661	294	43,041	(1,430)
Commercial mortgage-backed	204,491	3,664	1,926	206,229	—
Other asset-backed securities	145,703	1,454	816	146,341	(691)
Total fixed maturities	$1,880,363	$54,062	$19,821	$1,914,604	$(2,121)

(1) Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income for securities on which credit impairments have been recorded.

15

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The amortized cost, gross unrealized gains and losses, and fair value of fixed maturities at December 31, 2017, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Due in 1 year or less	$28,521	$293	$—	$28,814
Due after 1 year through 5 years	255,448	9,404	230	264,622
Due after 5 years through 10 years	569,340	12,621	4,818	577,143
Due after 10 years through 20 years	16,866	1,165	175	17,856
Due after 20 years	—	—	—	—
Residential mortgage-backed	30,436	1,548	221	31,763
Commercial mortgage-backed	105,330	2,173	390	107,113
Other asset-backed securities	107,027	1,858	508	108,377
Total	$1,112,968	$29,062	$6,342	$1,135,688

Securities with a carrying value of $509 thousand and $521 thousand at December 31, 2017 and 2016, respectively, were on deposit with the state of New York as required by state insurance law.

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2017	Cost	Gains	Losses	Value
Prime	$6,895	$365	$—	$7,260
Alt-A	4,791	738	—	5,529
Subprime	6,951	24	221	6,754
Total non-agency RMBS	$18,637	$1,127	$221	$19,543

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2016	Cost	Gains	Losses	Value
Prime	$8,863	$494	$55	$9,302
Alt-A	7,436	472	1	7,907
Subprime	10,578	116	238	10,456
Total non-agency RMBS	$26,877	$1,082	$294	$27,665

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.

16

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturities have been in a continuous loss position (dollars in thousands):

	December 31, 2017			December 31, 2016
	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
U.S. government securities	$—	$—	—	$3,572	$47,734	1
Other government securities	—	—	—	553	5,344	2
Public utilities	31	3,204	4	1,773	50,692	23
Corporate securities	819	75,802	68	9,660	349,571	201
Residential mortgage-backed	1	184	1	1	1,678	1
Commercial mortgage-backed	119	19,781	14	1,926	57,685	32
Other asset-backed securities	188	28,146	27	668	72,617	52
Total temporarily impaired
securities	$1,158	$127,117	114	$18,153	$585,321	312

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
U.S. government securities	$2,177	$33,494	1	$—	$—	—
Other government securities	156	2,554	1	—	—	—
Public utilities	741	28,048	12	—	—	—
Corporate securities	1,299	50,142	37	1,227	29,381	20
Residential mortgage-backed	220	5,641	2	293	8,901	4
Commercial mortgage-backed	271	8,155	7	—	—	—
Other asset-backed securities	320	23,750	26	148	3,698	7
Total temporarily impaired
securities	$5,184	$151,784	86	$1,668	$41,980	31

	Total			Total
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
U.S. government securities	$2,177	$33,494	1	$3,572	$47,734	1
Other government securities	156	2,554	1	553	5,344	2
Public utilities	772	31,252	16	1,773	50,692	23
Corporate securities	2,118	125,944	105	10,887	378,952	221
Residential mortgage-backed	221	5,825	3	294	10,579	5
Commercial mortgage-backed	390	27,936	21	1,926	57,685	32
Other asset-backed securities	508	51,896	53	816	76,315	59
Total temporarily impaired
securities	$6,342	$278,901	200	$19,821	$627,301	343

17

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale fixed maturities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

The Company recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;

•	The Company intends to sell a security; or,

•	It is more likely than not that the Company will be required to sell a security prior to recovery.

18

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2017, and 2016, assumed default rates for delinquent loans ranged from 15% to 100%. At December 31, 2017 and 2016, assumed loss severities were applied to generate and analyze cash flows of each security and ranged from 25% to 70%.

These estimates reflect a combination of data derived by third-parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson-NY does not intend to sell the security and it is not more likely than not that Jackson-NY will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect only the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized gains (losses) on investments (in thousands):

	Years Ended December 31,
	2017	2016	2015
Available-for-sale securities
Realized gains on sale	$33,647	$19,726	$4,175
Realized losses on sale	(6,623)	(6,529)	(3,146)
Impairments:
Total other-than-temporary impairments	(151)	(2,440)	(1,525)
Portion of other-than-temporary impairments
included in other comprehensive income	126	142	(32)
Net other-than-temporary impairments	(25)	(2,298)	(1,557)
Other	34	17	18
Net realized gains (losses) on investments	$27,033	$10,916	$(510)

The aggregate fair value of securities sold at a loss for the years ended December 31, 2017, 2016, and 2015 was $205.8 million, $55.7 million, and $16.4 million, respectively, which was approximately 97%, 90%, and 84% of book value, respectively.

19

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2017	2016
Cumulative credit loss beginning balance	$5,092	$8,673
Additions:
New credit losses	—	2,132
Incremental credit losses	25	166
Reductions:
Securities sold, paid down or disposed of	(1,425)	(5,588)
Securities where there is intent to sell	—	(291)
Cumulative credit loss ending balance	$3,692	$5,092

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Securities Lending
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. This agreement is subject to master netting arrangements and collateral arrangements, which creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company recognizes amounts subject to master netting arrangements on a gross basis within the balance sheets.

As of December 31, 2017 and 2016, the estimated fair value of loaned securities was $5.3 million and $10.5 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. At December 31, 2017 and 2016, cash collateral received in the amount of $5.5 million and $10.7 million, respectively, was invested by the agent bank and included in cash and cash equivalents of the Company. A securities lending payable for the overnight and continuous loans is included in other liabilities in the amount of cash collateral received.

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported in net investment income.

20

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

4.	Fair Value Measurements

The following chart summarizes the fair value and carrying value of Jackson-NY’s financial instruments (in thousands). The basis for determining the fair value of each instrument is described in Note 2.

	December 31, 2017		December 31, 2016
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Fixed maturities	$1,135,688	$1,135,688	$1,914,604	$1,914,604
Trading securities	444	444	144	144
Policy loans	286	286	299	299
Cash and cash equivalents	132,594	132,594	247,616	247,616
Reinsurance recoverable, net (1)	1,187,349	2,077,502	1,246,315	1,843,926
Separate account assets	11,673,333	11,673,333	9,638,780	9,638,780

Liabilities
Annuity reserves (2)	$1,806,978	$2,783,139	$1,900,114	$2,551,445
Securities lending payable	5,539	5,539	10,744	10,744
Separate account liabilities	11,673,333	11,673,333	9,638,780	9,638,780

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance and variable annuity general account reinsurance agreements.

(2) Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Fixed Maturity and Trading Securities
The fair values for fixed maturity and trading securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows,

21

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2017 and 2016, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker quotes, are classified into Level 2 due to their use of market observable inputs.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled - the then current carrying value.  The funds provided are limited to the cash surrender value of the underlying policy.  The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy.  Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy.  Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits. Money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Reinsurance Recoverable
Reinsurance recoverable includes ceded amounts related to both variable annuity guaranteed benefit reserves and variable annuity general account fund balances. Certain ceded guaranteed benefit reserves are carried at fair value, as discussed below. Fair values of general account fund balances are determined using projected future cash flows discounted at current market rates.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publically available, are categorized as Level 2 assets. The value of separate account liabilities are set equal to the values of separate account assets.

22

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

Other Contract Holder Funds
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities are determined using projected future cash flows discounted at current market interest rates.

Securities Lending Payable
The Company’s securities lending payable, which is included in other liabilities, is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, and income benefits. Certain benefits, primarily non-life contingent GMWBs and the reinsurance recoverable on the Company’s GMIBs, are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent components of GMWBs are recorded at fair value with changes in fair value recorded in death, other policy benefits and change in policy reserves. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. The ceded reserves for these products are calculated based on the assuming company’s share of the direct reserve.

Jackson-NY’s GMIB book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in death, other policy benefits and change in policy reserves. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for direct and ceded GMWB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders under varying conditions, fund allocation, persistency, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the Company assumes expected returns based on the greater of LIBOR swap rates and constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson-NY’s own credit risk. Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience and that of its Parent.

23

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than the fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2017
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
U.S. government securities	$34,003	$34,003	$—	$—
Other government securities	2,554	—	2,554	—
Public utilities	88,423	—	88,423	—
Corporate securities	763,455	—	763,455	—
Residential mortgage-backed	31,763	—	31,763	—
Commercial mortgage-backed	107,113	—	107,113	—
Other asset-backed securities	108,377	—	108,377	—
Trading securities	444	—	444	—
Reinsurance recoverable, net (1)	110,326	—	—	110,326
Separate account assets	11,673,333	—	11,673,333	—
Total	$12,919,791	$34,003	$12,775,462	$110,326

Liabilities
Embedded derivative liability	$109,052	$—	$—	$109,052

	December 31, 2016
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
U.S. government securities	$58,324	$58,324	$—	$—
Other government securities	5,344	—	5,344	—
Public utilities	171,105	—	171,105	—
Corporate securities	1,284,220	—	1,284,220	—
Residential mortgage-backed	43,041	—	43,041	—
Commercial mortgage-backed	206,229	—	206,229	—
Other asset-backed securities	146,341	—	146,341	—
Trading securities	144	144	—	—
Reinsurance recoverable, net (1)	136,412	—	—	136,412
Separate account assets	9,638,780	—	9,638,780	—
Total	$11,689,940	$58,468	$11,495,060	$136,412

Liabilities
Embedded derivative liability	$132,987	$—	$—	$132,987

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

24

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands):

	December 31, 2017
Assets	Total	Internal	External
Reinsurance recoverable, net (1)	$110,326	$110,326	$—

Liabilities
Embedded derivative liability	$109,052	$109,052	$—

	December 31, 2016
Assets	Total	Internal	External
Reinsurance recoverable, net (1)	$136,412	$136,412	$—

Liabilities
Embedded derivative liability	$132,987	$132,987	$—

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in thousands):

	December 31, 2017
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net (1)	$110,326	Discounted cash flow	See below	See below	See below

Liabilities
Embedded derivative liability	$109,052	Discounted cash flow	See below	See below	See below

	December 31, 2016
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net (1)	$136,412	Discounted cash flow	See below	See below	See below

Liabilities
Embedded derivative liability	$132,987	Discounted cash flow	See below	See below	See below

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement, for the assets and liabilities reflected in the table above.

For these assets, their unobservable inputs and ranges of possible inputs do not materially affect their fair valuations and have been excluded from the quantitative information in the table above.

25

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB liabilities.  These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.   Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility.  The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality.  In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the liabilities; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the liabilities; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the liabilities.

GMWB reinsurance recoverable fair value calculations are based on the assuming company’s share of the direct reserve, which is described above. The more significant actuarial assumptions include benefit utilization, fund allocation, persistency, mortality, and long-term market volatility. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

26

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The tables below provide rollforwards for 2017 and 2016 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using the beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2017	Income	Income	Settlements	of Level 3	2017
Assets
Reinsurance recoverable, net (1)	$136,412	$(26,086)	$—	$—	$—	$110,326

Liabilities
Embedded derivative liability	$(132,987)	$23,935	$—	$—	$—	$(109,052)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2016	Income	Income	Settlements	of Level 3	2016
Assets
Commercial mortgage-backed	$46	$1,360	$(46)	$(1,360)	$—	$—
Reinsurance recoverable, net (1)	134,580	1,832	—	—	—	136,412

Liabilities
Embedded derivative asset (liability)	$(129,386)	$(3,601)	$—	$—	$—	$(132,987)

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

The components of the amounts included in purchases, sales, issuances, and settlements for year ended December 31, 2016 shown above are as follows (in thousands):

	December 31, 2016
	Purchases	Sales	Issuances	Settlements	Total
Assets
Commercial mortgage-backed	$—	$(1,360)	$—	$—	$(1,360)

There were no transfers between Level 2 and Level 3 in 2017 or 2016. In addition, there were no transfers between Level 1 and 2 of the fair value hierarchy in 2017 or 2016.

27

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2017 and 2016, was as follows (in thousands):

	2017	2016
Assets
Reinsurance recoverable, net (1)	$(28,086)	$1,832

Liabilities
Embedded derivative liability	$23,935	$(3,601)

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

Fair Value of Financial Instruments Carried at Other Than Fair Value
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands):

		December 31, 2017		December 31, 2016
	Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Policy loans	Level 3	$286	$286	$299	$299
Reinsurance recoverable, net (1)	Level 3	1,077,023	1,967,176	1,109,903	1,707,514

Liabilities
Annuity reserves (2)	Level 3	$1,697,926	$2,674,087	$1,767,127	$2,418,458
Securities lending payable	Level 2	5,539	5,539	10,744	10,744
Separate account liabilities (3)	Level 2	11,673,333	11,673,333	9,638,780	9,638,780

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the variable annuity general account reinsurance agreement.
(2) Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments.
(3) The values of separate account liabilities are set equal to the values of separate account values.

28

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

5.	Deferred Acquisition Costs and Deferred Sales Inducements

The balances of and changes in deferred acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2017	2016	2015
Balance, beginning of year	$52,578	$359,229	$297,583
Deferrals of acquisition costs	6,696	68,482	83,978
Amortization related to:
Operations	(7,276)	(35,422)	(47,196)
Net realized (gains) losses	(3,683)	(1,669)	92
DAC write off (1)	—	(340,964)	—
Total amortization	(10,959)	(378,055)	(47,104)
Unrealized investment losses	6,520	2,922	24,772
Balance, end of year	$54,835	$52,578	$359,229

(1) See Note 2 for description of Variable Annuity reinsurance agreement amendment.

The balances of and changes in deferred sales inducements, as of and for the years ended December 31, were as follows (in thousands):

	2,017	2,016	2,015
Balance, beginning of year	$2,524	$5,486	$5,661
Deferrals of sales inducements	96	205	400
Amortization related to:
Operations	(592)	(2,779)	(1,918)
Net realized losses	9	47	3
SIA write off (1)	—	(743)	—
Total amortization	(583)	(3,475)	(1,915)
Unrealized investment losses	221	308	1,340
Balance, end of year	$2,258	$2,524	$5,486

(1) See Note 2 for description of Variable Annuity reinsurance agreement amendment.

6.	Reinsurance

The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term or coinsurance basis. The Company regularly monitors the financial strength rating of reinsurers.

As discussed in Note 2, Jackson-NY also cedes 90% of the risk associated with variable annuities to its Parent on a coinsurance/modified coinsurance basis.

Premiums ceded to Jackson for guaranteed minimum withdrawal benefits prior to the amendment effective December 31, 2016 were $84.9 million and $74.1 million in 2016 and 2015, respectively.

Gross fees in 2017 totaled $267.3 million, with $240.2 million ceded under the coinsurance agreement.

29

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The effect of reinsurance on premiums was as follows (in thousands):

	Years Ended December 31,
	2017	2016	2015
Direct premiums	$334	$337	$373
Less reinsurance ceded:
Life	(246)	(226)	(287)
Annuity	(78)	(117,039)	(74,975)
Net premiums	$10	$(116,928)	$(74,889)

Death, other policy benefits, and change in policy reserves, net of deferrals, is net of change in GMWB reserves ceded of $20.5 million, $4.8 million, and $19.8 million in 2017, 2016, and 2015, respectively.

Components of the reinsurance recoverable were as follows (in thousands):

	December 31,
	2017	2016
Reinsurance recoverable:
Ceded reserves	$1,231,696	$1,262,662
Ceded claims liability	27,941	28,732
Ceded claims paid	21,613	—
Ceded benefit payments/transfers	283,347	—
Total	$1,564,597	$1,291,394

Reinsurance recoverable from the Parent totaled $1,561.6 million and $1,287.8 million at December 31, 2017 and 2016, respectively.

The following table sets forth the Company’s net life insurance in-force (in thousands):

	December 31,
	2017	2016
Direct life insurance in-force	$213,526	$223,497
Amounts ceded to other companies	(162,629)	(170,472)
Net life insurance in-force	$50,897	$53,025

7.	Reserves for Future Policy Benefits and Claims Payable and Deposits on Investment Contracts

The following table sets forth the Company’s reserves for future policy benefits and claims payable balances (in thousands):

	December 31,
	2017	2016
Traditional life	$2,067	$2,211
Guaranteed benefits	153,587	149,799
Claims payable and Other	42,546	41,172
Total	$198,200	$193,182

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest rates, persistency and expenses, plus provisions for adverse deviation. These assumptions are not unlocked unless the reserve is determined to be deficient.
30

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The Company’s liability for future policy benefits also includes liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

The following table sets forth the Company’s liabilities for deposits on investment contracts (in thousands):

	December 31,
	2017	2016
Interest-sensitive life	$5,609	$5,584
Variable annuity fixed option	1,211,677	1,251,960
Fixed annuity	527,409	560,681
Total	$1,744,695	$1,818,225

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed annuities, the liability is the policyholder’s account value. At December 31, 2017, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 3.0% to 4.0%, with a 3.98% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 3.0% and a 2.01% average guaranteed rate.

At both December 31, 2017 and 2016, approximately 95%, of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates.

At December 31, 2017 and 2016, approximately 91% and 89%, respectively, of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates (in millions):

	December 31, 2017
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1.0%	$41.0	$583.7	$624.7
>1.0% - 2.0%	71.3	295.9	367.2
>2.0% - 3.0%	380.0	310.9	690.9
Total	$492.3	$1,190.5	$1,682.8

	December 31, 2016
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1.0%	$39.5	$573.5	$613.0
>1.0% - 2.0%	78.0	335.1	413.1
>2.0% - 3.0%	404.2	324.6	728.8
Total	$521.7	$1,233.2	$1,754.9

31

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

8.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), at annuitization (GMIB) or upon the depletion of funds (GMWB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves in the income statement. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the income statements.

32

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

At December 31, 2017 and 2016, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is defined as the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
					Period
				Weighted	until
December 31, 2017	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$8,232.9	$57.1	65.1 years
GMWB - Premium only	0%	218.0	1.6
GMWB	0-5%*	20.3	0.6
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		1,906.4	24.6	65.8 years
GMWB - Highest anniversary only		212.4	3.7
GMWB		41.3	3.0
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMIB	0-6%	93.3	26.2		0.4 years
GMWB	0-8%*	8,417.5	363.6

					Average
					Period
				Weighted	until
December 31, 2016	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$6,924.6	$89.9	64.8 years
GMWB - Premium only	0%	209.0	3.1
GMWB	0-5%*	20.3	1.0
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		1,614.0	52.3	65.4 years
GMWB - Highest anniversary only		199.0	8.2
GMWB		43.4	4.2
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMIB	0-6%	95.4	31.5		0.5 years
GMWB	0-8%*	6,932.5	723.5

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

33

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2017	2016
Equity	$7,193.8	$5,851.3
Bond	1,220.4	1,161.8
Balanced	1,678.1	1,384.8
Money market	48.1	50.9
Total	$10,140.4	$8,448.8

GMDB liabilities reflected in the general account were as follows (in millions):

	2017	2016
Balance at January 1	$11.3	$11.0
Incurred guaranteed benefits	27.7	3.0
Paid guaranteed benefits	(3.4)	(2.7)
Balance at December 31	$35.6	$11.3

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2017 and 2016 (except where noted):

1)	Use of a series of stochastic investment performance scenarios, based on historical average market volatility.

2)	Mean investment performance assumption of 7.4% after investment management fees, but before investment advisory fees and mortality and expense charges.

3)	Mortality equal to 23% to 100% of the Annuity 2000 table (2016: 36% to 100%).

4)	Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.4% to 27.9% (before application of dynamic adjustments.)

5)	Discount rates: 7.4% on 2013 and later issues, 8.4% on 2012 and prior issues

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in death, other policy benefits and change in policy reserves. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 4. The fair valued GMWB had a reserve liability of $109.1 million and $133.0 million at December 31, 2017 and 2016, respectively, and was reported in reserves for future policy benefits and claims payable.

Jackson-NY has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated using assumptions and methodology similar to the GMDB liability. At December 31, 2017 and 2016, these GMWB reserves totaled $5.8 million and $4.7 million, respectively, and were reported in reserves for future policy benefits and claims payable.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the direct GMIB liability are consistent with those used for calculating the GMDB liability. At December 31, 2017 and 2016, GMIB reserves totaled $3.1 million and $0.8 million, respectively.

34

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

9.	Federal Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (the “Tax Act”) was signed into law.  The Tax Act changed many aspects of the U.S. corporate income tax system, including a reduction of the U.S. federal corporate income tax rate from 35% to 21%, effective January 1, 2018.  In accordance with current U.S. GAAP, the effects of changes in tax rates and laws on deferred tax balances are to be recognized in the period in which legislation is enacted.  Therefore, the Company remeasured its deferred tax assets and liabilities based on the rates at which they are expected to reverse in the future, which is now 21%.     As a result of the this reduction, the Company recognized additional tax expense of $29.0 million in 2017, due to the rescaling of deferred tax assets and liabilities, including a benefit of $1.5 million due to the impact of the Tax Act on deferred taxes related to unrealized holding gains and losses.

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2017	2016	2015
Current tax benefit	$(7,909)	$(4,923)	$(415)
Deferred tax expense (benefit)	44,928	(107,707)	10,816
Income tax expense (benefit)	$37,019	$(112,630)	$10,401

The federal income tax provisions differ from the amounts determined by multiplying pre-tax income by the statutory federal income tax rate of 35% for 2017, 2016, and 2015 as follows (in thousands):

	Years Ended December 31,
	2017	2016	2015
Income taxes at statutory rate	$29,606	$(91,296)	$25,997
Dividends received deduction	(22,318)	(21,360)	(15,625)
U.S. federal tax reform impact	28,990	—	—
Provision for uncertain tax benefit	1,996	—	—
Other	(1,255)	26	29
Income tax expense (benefit)	$37,019	$(112,630)	$10,401

Effective tax rate	43.8%	43.2%	14.0%

Federal income taxes (received from) paid to Jackson in 2017, 2016, and 2015 were $(5.0) million, $(3.5) million and $2.8 million, respectively.

35

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2017	2016
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$8,222	$12,550
Deferred gain on reinsurance	45,933	85,090
Other, net	2,656	4,188
Total gross deferred tax asset	56,811	101,828

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(6,250)	(8,681)
Net unrealized gains on available for sale securities	(3,066)	(6,782)
Other investment items	(4,841)	(1,007)
Total gross deferred tax liability	(14,157)	(16,470)

Net deferred tax asset	$42,654	$85,358

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes as of December 31, 2017, it is more likely than not that the deferred tax assets, will be realized. At December 31, 2017 and 2016, the Company did not have a valuation allowance.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. As of December 31, 2017, the Company established a reserve related to exclusion of short-term capital gains from the separate account dividends received deduction (“DRD”) calculation. The following table summarizes the changes in the Company’s unrecognized tax benefits, for the year ended December 31, 2017 (in thousands):

December 31,
2017

Unrecognized tax benefit, beginning of year	$—
Additions for tax positions identified	1,996
Reduction of tax positions of closed prior years	—
Reduction of reserve	—
Unrecognized tax benefit, end of year	$1,996

The Company did not have an unrecognized tax benefit at year-end December 31, 2016. The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2017, 2016, or 2015.

Based on information available as of December 31, 2017, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

36

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

10.	Contingencies

The Company has previously received regulatory inquiries on an industry-wide matter relating to claims settlement practices and compliance with unclaimed property laws.   Any regulatory audits, related examination activity and internal reviews as a result of these inquiries may result in additional payments to beneficiaries, escheatment of funds deemed abandoned under state laws, administrative penalties and changes in the Company’s procedures for the identification of unreported claims and handling of escheatable property.

11.	Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

The declaration of dividends that can be paid by the Company is regulated by New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the Superintendent at least thirty days in advance of any proposed dividend declaration. Dividends are only payable out of earned surplus. The maximum amount of dividends that can be paid in 2018 without prior approval is approximately $68.8 million.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $557.1 million and $475.7 million at December 31, 2017 and 2016, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $69.8 million, $23.6 million, and $30.7 million in 2017, 2016, and 2015, respectively.

The state of New York has prescribed a Continuous CARVM reserve basis for New York domiciled companies. This reserve basis differs from the Curtate CARVM reserve basis required by The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”). If the Company’s reserves were valued in accordance with NAIC SAP, statutory capital and surplus would be increased by $3.9 million and $4.1 million at December 31, 2017 and 2016, respectively, and statutory net income would be decreased by $0.2 million, $24.1 million, and $5.3 million, in 2017, 2016 and 2015, respectively.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company action level RBC”). At December 31, 2017, the Company’s TAC was more than 1,800% of the Company action level RBC.

12.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPM”), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $1.0 million, $1.5 million, and $1.4 million to PPM for investment advisory services during 2017, 2016, and 2015.

The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $19.8 million, $19.1 million, and $15.1 million in 2017, 2016, and 2015, respectively.

The Company has an administrative services agreement with Jackson National Life Distributors, LLC (“JNLD”), a subsidiary of Jackson, under which JNLD provides certain marketing services. Administrative fees were $3.0 million, $4.2 million, and $4.1 million in 2017, 2016, and 2015, respectively.

37

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2017 and 2016

As a result of the amendment to the reinsurance agreement with Jackson, as discussed in Note 2, the net payment of $905.9 million was reported as a payable to parent at December 31, 2016. The payable was settled on February 14, 2017, through a transfer of securities and cash.

In 2017, the Company recorded a return of capital of $68.8 million for U.S GAAP reporting purposes related to a forgiveness of an intercompany tax recoverable from its parent, Jackson. This transaction had no impact on the Company’s statutory financial statements.

13.	Benefit Plans

The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent. To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employees must be employed on the applicable January 1 or July 1 entry date. The Company’s annual contributions are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $0.2 million in 2017, and $0.3 million in 2016 and 2015.

The Company maintains non-qualified voluntary deferred compensation plans for certain employees, sponsored by its Parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2017 and 2016, Jackson’s liability for the Company’s portion of such plans totaled $5.5 million and $4.9 million, respectively. There were no expenses related to these plans in 2017, 2016 or 2015.

14.	Reclassifications Out of Accumulated Other Comprehensive Income

The following table represents changes in the balance of AOCI, net of income tax, related to unrealized investment gains (losses) (in thousands):

	December 31,
	2017	2016	2015
Balance, beginning of year	$20,167	$23,442	$45,789
OCI before reclassifications	5,205	(610)	(20,971)
Amounts reclassified from AOCI	(7,758)	(2,665)	(1,376)
Balance, end of year	$17,614	$20,167	$23,442

The following table represents amounts reclassified out of AOCI (in thousands):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Income Statement
	December 31,
	2017	2016	2015
Net unrealized investment loss:
Net realized loss on investments	$(11,922)	$(3,278)	$(1,938)	Other net investment losses
Other-than-temporary impairments	(14)	(822)	(179)	Total other-than-temporary impairments
Net unrealized loss, before income taxes	(11,936)	(4,100)	(2,117)
Income tax benefit	4,178	1,435	741
Reclassifications, net of income taxes	$(7,758)	$(2,665)	$(1,376)

38

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

JNLNY Separate Account I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2017
Statements of Operations for the period ended December 31, 2017
Statements of Changes in Net Assets for the periods ended December 31, 2017, and 2016
Notes to Financial Statements

Jackson National Life Insurance Company of New York:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2017, and 2016
Consolidated Income Statements for the years ended December 31, 2017, 2016, and 2015
Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
December 31, 2017, 2016, and 2015
Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016, and 2015
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit    Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.	Not Applicable.

3.

a.	General Distributor Agreement dated June, 30, 1998, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

b.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70384 and 811-08401).

c.	Specimen of Selling Agreement (N2565 01/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

d.	Specimen of Selling Agreement (N2565 08/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

e.	Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

f.	Specimen of Selling Agreement (N2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183046 and 811-08401).

g.
Specimen of DOL Fiduciary Rule Addendum to Selling Agreement (SAA0007 04/17), incorporated herein by reference to Registrant's Post-Effective Amendment No. 12, filed on April 24, 2018 (File Nos. 333-183050 and 811-08664).

4.

a.
Specimen of the JNLNY Perspective Advisors II Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

b.	Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

e.	Specimen of Roth Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

f.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos.333-118370 and 811-08401).

g.
Specimen of Highest Anniversary Value Death Benefit Option Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

h.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

i.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

j.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

k.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

l.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

m.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

n.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on October 4, 2004 (File Nos. 333-119522 and 811-08401).

o.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on June 21, 2005 (File Nos. 333-70384 and 811-08401).

p.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on June 21, 2005 (File Nos. 333-70384 and 811-08401).

q.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

r.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

s.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

t.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

u.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

v.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

w.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

x.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

y.
Specimen of Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on September 20, 2006 (File Nos. 333-137485 and 811-08401).

z.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on September 20, 2006 (File Nos. 333-137485 and 811-08401).

aa.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post- Effective Amendment No. 24 filed on December 21, 2006 (File Nos. 333-70384 and 811-08401).

bb.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

cc.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

dd.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos.333-70384 and 811-08401).

ee.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

ff.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

gg.
Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

hh.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

ii.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

jj.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

kk.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on October 6, 2008 (File Nos. 333-118370 and 811-08401).

ll.
Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.13, filed on October 6, 2008 (File Nos. 333-118370 and 811-08401).

mm.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on October 6, 2008 (File Nos. 333-118370 and 811-08401).

nn.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on October 6, 2008 (File Nos. 333-118370 and 811-08401).

oo.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on October 6, 2008 (File Nos. 333-118370 and 811-08401).

pp.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on October 6, 2008 (File Nos. 333-118370 and 811-08401).

qq.
Specimen of the Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on October 6, 2008 (File Nos. 333-118370 and 811-08401).

rr.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Freedom) Endorsement (7587ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 14, filed on December 31, 2008 (File Nos. 333-118370 and 811-08401).

ss.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Joint Freedom) Endorsement (7588ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 14, filed on December 31, 2008 (File Nos. 333-118370 and 811-08401).

tt.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (DB) Endorsement (7589ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 14, filed on December 31, 2008 (File Nos. 333-118370 and 811-08401).

uu.
Specimen of the Highest Anniversary Value Death Benefit Option (HAV) Endorsement (7595NY 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15, filed on April 2, 2009 (File Nos. 333-118370 and 811-08401).

vv.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom DB) Endorsement (7602ANY-A 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No.15, filed on April 2, 2009 (File Nos. 333-118370 and 811-08401).

ww.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on September 24, 2009 (File Nos. 333-118370 and 811-08401).

xx.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on September 24, 2009 (File Nos. 333-118370 and 811-08401).

yy.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, and Annual Step-Up (LifeGuard Freedom 6 DB(SM) Endorsement (7615 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on September 24, 2009 (File Nos. 333-118370 and 811-08401).

zz.
Specimen of the [2%] Contract Enhancement Endorsement (7567NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on April 30, 2010 (File Nos. 333-118370 and 811-08401).

aaa.
Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on April 30, 2010 (File Nos. 333-118370 and 811-08401).

bbb.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7619ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on April 30, 2010 (File Nos. 333-118370 and 811-08401).

ccc.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7620ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on April 30, 2010 (File Nos. 333-118370 and 811-08401).

ddd.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

eee.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

fff.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

ggg.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

hhh.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

iii.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

jjj.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

kkk.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7649ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

lll.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus, Annual Step-Up and Death Benefit (7650ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

mmm.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

nnn.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

ooo.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [8%] Bonus and Annual Step-Up (7656ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

ppp.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7657ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

qqq.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7658ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

rrr.
Specimen of [5%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7659ANY-A 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

sss.
Specimen of [6%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7660ANY-A 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

ttt.
Specimen of the JNLNY Perspective Advisors II Fixed and Variable Annuity Contract (VA440NY 08/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 24, filed on August 26, 2011 (File Nos. 333-118370 and 811-08401).

uuu.
Specimen of Guaranteed Minimum Withdrawal Benefit for Stretch RMDs Endorsement (MarketGuard Stretch) (7668ANY-A 04/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

vvv.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7657ANY-A 04/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

www.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7658ANY-A 04/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

xxx.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7700ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

yyy.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7701ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

zzz.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7702ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

aaaa.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up, And Highest Anniversary Value Death Benefit Endorsement (7712ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

bbbb.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7713ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

cccc.
Form of Guaranteed Minimum Withdrawal Benefit Endorsement (7678ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

dddd.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7707ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

eeee.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7708ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

ffff.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up, And Highest Anniversary Value Death Benefit Endorsement (7712ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

gggg.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7714ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

hhhh.	Form of Defense of Marriage Act Endorsement (7718NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

5.

a.
Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

b.
Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1 filed on February 14, 2005 (File Nos. 333-118370 and 811-08401).

c.
Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 4 filed on September 2, 2005 (File Nos. 333-118370 and 811-08401).

d.
Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 7 filed on December 21, 2006 (File Nos. 333-118370 and 811-08401).

e.
Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 7 filed on December 21, 2006 (File Nos. 333-118370 and 811-08401).

f.
Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on April 26, 2007 (File Nos. 333-118370 and 811-08401).

g.
Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11, filed on November 29, 2007 (File Nos. 333-118370 and 811-08401).

h.
Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12, filed on March 26, 2008 (File Nos. 333-118370 and 811-08401).

i.
Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 13, filed on October 6, 2008 (File Nos. 333-118370 and 811-08401).

j.
Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15, filed on April 2, 2009 (File Nos. 333-118370 and 811-08401).

k.
Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17, filed on September 24, 2009 (File Nos. 333-118370 and 811-08401).

l.	Form of the Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-118370 and 811-08401).

m.
Form of the Perspective Advisors II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

n.	Form of the Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-118370 and 811-08401).

o.
Form of the Perspective Advisors II Fixed and Variable Annuity Application (NV440NY 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20, filed on April 27, 2011 (File Nos. 333-118370 and 811-08401).

p.
Form of the Variable and Fixed Annuity Application (NV3573 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20, filed on April 27, 2011 (File Nos. 333-118370 and 811-08401).

q.
Form of the Perspective Advisors II Fixed and Variable Annuity Application (NV440 08/11), incorporated herein by reference to the Registrant’s Registration Statement, filed on July 22, 2011 (File Nos. 333-175720 and 811-08401).

r.
Form of the Variable and Fixed Annuity Application (NV3573 08/11), incorporated herein by reference to the Registrant’s Registration Statement, filed on July 22, 2011 (File Nos. 333-175720 and 811-08401).

6.

a.	Declaration and Charter of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

c.
Amended By-Laws of Jackson National Life Insurance Company of New York, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

7.

a.
Amendment No. 9 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD.("Reinsurer"), with effective date June 15, 2008, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 13 filed on October 6, 2008 (File Nos. 333-118370 and 811-08401).

b.
Amendment No. 10 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 13 filed on October 6, 2008 (File Nos. 333-118370 and 811-08401).

c.
Amendment No. 11 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15, filed on April 2, 2009 (File Nos. 333-118370 and 811-08401).

d.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date September 28, 2009, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-118370 and 811-08401).

e.
Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

f.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date May 2, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20, filed on April 27, 2011 (File Nos. 333-118370 and 811-08401).

g.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date August 29, 2011, incorporated herein by reference to the

Registrant’s Post-Effective Amendment No. 24, filed on August 26, 2011 (File Nos. 333-118370 and 811-08401).

h.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date December 12, 2011 and April 30, 2012, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 29, filed on April 25, 2012 (File Nos. 333-118370 and 811-08401).

i.
Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

j.
Amendment No. 1 to the Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), with effective date June 30, 2013, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

k.
Amendment No. 17 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 28, 2014, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 75, filed on September 11, 2014 (File Nos. 333-70384 and 811-08401).

l.
Amendment No. 18 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 27, 2015, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 77, filed on September 24, 2015 (File Nos. 333-70384 and 811-08401).

m.
Amendment No. 19 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Chubb Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 25, 2016, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 77, filed on September 24, 2015 (File Nos. 333-70384 and 811-08401).

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to the Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.	Not Applicable.

12.	Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Patrick G. Boyle	Director
2900 Westchester Ave.
Purchase, NY 10577

R. Kevin Clinton	Director
Michigan State University
C337 Wells Hall
619 Red Cedar Road
East Lansing, MI 48824

Nancy F. Heller	Director
2900 Westchester Ave.
Purchase, NY 10577

James R. Sopha	President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Executive Vice President & Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	Executive Vice President, Chief Distribution Officer & Director
300 Innovation Drive
Franklin, TN 37067

Herbert G. May, III	Chief Administrative Officer & Director
75 Second Avenue
Suite 605
Needham, MA 02494

Andrew J. Bowden	Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

Savvas (Steve) P. Binioris	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Costello	Senior Vice President, Controller, Treasurer & Director
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Senior Vice President & Privacy Officer
1 Corporate Way
Lansing, MI 48951

Bradley O. Harris	Senior Vice President & Chief Risk Officer
300 Innovation Drive
Franklin, TN 37067

Thomas P. Hyatte	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore	Senior Vice President & Chief Technology Officer
1 Corporate Way
Lansing, MI 48951

Emilio Pardo	Senior Vice President & Chief Marketing and Communications Officer
300 Innovation Drive
Franklin, TN 37067

Laura L. Prieskorn	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Dana S. Rapier	Senior Vice President & Chief Human Resources Officer
1 Corporate Way
Lansing, MI 48951

Kenneth H. Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Senior Vice President, Chief Actuary & Appointed Actuary
1 Corporate Way
Lansing, MI 48951

Bonnie G. Wasgatt	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Richard C. White	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Marina C. Ashiotou	Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Michele M. Binkley	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis A. Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett M. Bonemer	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Pamela L. Bottles	Vice President
1 Corporate Way
Lansing, MI 48951

David L. Bowers	Vice President
300 Innovation Drive
Franklin, TN 37067

Robert H. Dearman, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

William T. Devanney, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field, Jr.	Vice President
300 Innovation Drive
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

Lisa I. Fox	Vice President
300 Innovation Drive
Franklin, TN 37067

Devkumar D. Ganguly	Vice President
1 Corporate Way
Lansing, MI 48951

Guillermo E. Guerra	Vice President & Corporate Information Security Officer
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Robert L. Hill	Vice President
1 Corporate Way
Lansing, MI 48951

Julie A. Hughes	Vice President
1 Corporate Way
Lansing, MI 48951

Matthew T. Irey	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas A. Janda	Vice President
1 Corporate Way
Lansing, MI 48951

Scott F. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Toni L. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Matthew F. Laker	Vice President
300 Innovation Drive
Franklin, TN 37067

Richard C. Liphardt	Vice President
1 Corporate Way
Lansing, MI 48951

Wayne R. Longcore	Vice President
1 Corporate Way
Lansing, MI 48951

Diahn M. McHenry	Vice President
1 Corporate Way
Lansing, MI 48951

Ryan T. Mellott	Vice President
1 Corporate Way
Lansing, MI 48951

Gary J. Rudnicki	Vice President
1 Corporate Way
Lansing, MI 48951

Stacey L. Schabel	Vice President & Chief Audit Executive
1 Corporate Way
Lansing, MI 48951

James A. Schultz	Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

Michael D. Story	Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Brian M. Walta	Vice President
1 Corporate Way
Lansing, MI 48951

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company of New York (“Depositor”), a stock life insurance company organized under the laws of the state of New York. The Depositor is a wholly owned subsidiary of Jackson National Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 12, filed on April 24, 2018 (File Nos. 333-183050 and 811-08664).

Item 27. Number of Contract Owners as of February 28, 2018

Perspective Advisors II Contracts:

Qualified - 299
Non-qualified - 249

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)
Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

(b)    Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

James R. Sopha	Chairman & Manager
1 Corporate Way
Lansing, MI 48951

Steve P. Binioris	Manager
1 Corporate Way
Lansing, MI 48951

Bradley O. Harris	Manager
300 Innovation Drive
Franklin, TN 37067

Emilio Pardo	Manager
300 Innovation Drive
Franklin, TN 37067

Heather R. Strang	Manager
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	President, Chief Executive Officer & Manager
300 Innovation Drive
Franklin, TN 37067

Scott Golde	General Counsel
1 Corporate Way
Lansing, MI 48951

Maura Collins	Executive Vice President, Chief Financial Officer & FinOp
7601 Technology Way
Denver, CO 80237

John Poulsen	Executive Vice President, Sales Strategy
300 Innovation Drive
Franklin, TN 37067

Alison Reed	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Marc Socol	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
7601 Technology Way
Denver, CO 80237

Elizabeth Griffith	Senior Vice President
300 Innovation Drive
Franklin, TN 37067

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Senior Vice President
7601 Technology Way
Denver, CO 80237

Timothy McDowell	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Brian Sward	Senior Vice President
7601 Technology Way
Denver, CO 80237

Ty Anderson	Vice President
7601 Technology Way
Denver, CO 80237

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Erin Balcaitis	Vice President
7601 Technology Way
Denver, CO 80237

Court Chynces	Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord	Vice President
7601 Technology Way
Denver, CO 80237

Justin Fitzpatrick	Vice President
7601 Technology Way
Denver, CO 80237

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Kristine Lowry	Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary	Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Meyer	Vice President
7601 Technology Way
Denver, CO 80237

Peter Meyers	Vice President
7601 Technology Way
Denver, CO 80237

Steven O’Connor	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Ryan Riggen	Vice President
300 Innovation Drive
Franklin, TN 37067

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Melissa Sommer	Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Angela Tucker	Vice President
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

Kristan L. Richardson	Secretary
1 Corporate Way
Lansing, MI 48951

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31. Management Services

    Not Applicable.

Item 32. Undertakings and Representations

a)
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 26th day of April, 2018.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company of New York
(Depositor)

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 26, 2018
James R. Sopha, President

*	April 26, 2018
P. Chad Myers, Executive Vice President and Chief Financial Officer

*	April 26, 2018
Michael A. Costello, Senior Vice President, Controller, Treasurer and Director

*	April 26, 2018
Gregory P. Cicotte, Executive Vice President, Chief Distribution Officer and Director

*	April 26, 2018
Barrett M. Bonemer, Vice President and Director

*	April 26, 2018
Laura L. Hanson, Vice President and Director

*	April 26, 2018
Herbert G. May, III, Chief Administrative Officer and Director

*	April 26, 2018
Heather R. Strang, Vice President and Director

*	April 26, 2018
Patrick G. Boyle, Director

*	April 26, 2018
R. Kevin Clinton, Director

*	April 26, 2018
Nancy F. Heller, Director

* By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the “Depositor”), a New York corporation, hereby appoint James R. Sopha, P. Chad Myers, Andrew J. Bowden, and Susan S. Rhee (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720, 333-175721, 333-177298, 333-183046, 333-183047, 333-192972, 333-210507, 333-212425, and 333-217502), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 27th day of March, 2018.

/s/ JAMES R. SOPHA
James R. Sopha, President

/s/ P. CHAD MYERS
P. Chad Myers, Executive Vice President and Chief Financial Officer

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President, Controller, Treasurer and Director

/s/ GREGORY P. CICOTTE
Gregory P. Cicotte, Executive Vice President, Chief Distribution Officer and Director

/s/ BARRETT M. BONEMER
Barrett M. Bonemer, Vice President and Director

/s/ LAURA L. HANSON
Laura L. Hanson, Vice President and Director

/s/ HERBERT G. MAY, III
Herbert G. May, III, Chief Administrative Officer and Director

/s/ HEATHER R. STRANG
Heather R. Strang, Vice President and Director

/s/ PATRICK G. BOYLE
Patrick G. Boyle, Director

/s/ R. KEVIN CLINTON
R. Kevin Clinton, Director

/s/ NANCY F. HELLER
Nancy F. Heller, Director

EXHIBIT LIST

Exhibit No.	Description

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.